UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-07589

THE HARTFORD MUTUAL FUNDS, INC.
(Exact name of registrant as specified in charter)

P. O. Box 2999, Hartford, Connecticut 06104-2999
(Address of Principal Executive Offices)

Edward P. Macdonald, Esquire
Life Law Unit
The Hartford Financial Services Group, Inc.
200 Hopmeadow Street
Simsbury, Connecticut 06089
(Name and Address of Agent for Service)

Registrant’s telephone number, including area code:  (860) 843-9934

Date of fiscal year end: October 31st

Date of reporting period: July 31, 2011

Form N-Q is to be used by management investment companies to file reports with the Commission not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments
Item 2. Controls and Procedures
Item 3. Exhibits
SIGNATURES
EXHIBIT LIST
Certifications

Item 1. Schedule of Investments.

The Hartford Advisers Fund
Schedule of Investments
July 31, 2011 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 67.1%
	Automobiles & Components - 1.8%
295	Ford Motor Co. w/ Rights •	$3,600
135	Harley-Davidson, Inc.	5,849
66	Johnson Controls, Inc.	2,420
		11,869
	Banks - 3.7%
177	BB&T Corp.	4,541
901	Mitsubishi UFJ Financial Group, Inc.	4,574
217	US Bancorp	5,647
339	Wells Fargo & Co.	9,466
		24,228
	Capital Goods - 4.5%
68	3M Co.	5,917
59	Boeing Co.	4,186
88	Ingersoll-Rand plc	3,304
146	PACCAR, Inc.	6,246
47	Rockwell Collins, Inc.	2,611
46	Stanley Black & Decker, Inc.	3,039
176	Textron, Inc.	4,062
		29,365
	Consumer Durables & Apparel - 0.2%
89	Newell Rubbermaid, Inc.	1,378

	Consumer Services - 0.6%
63	DeVry, Inc.	3,884

	Diversified Financials - 6.1%
788	Bank of America Corp.	7,649
15	BlackRock, Inc.	2,713
34	Goldman Sachs Group, Inc.	4,521
174	Invesco Ltd.	3,857
255	JP Morgan Chase & Co.	10,307
61	SEI Investments Co.	1,206
72	T. Rowe Price Group, Inc.	4,112
331	UBS AG ADR •	5,448
		39,813
	Energy - 7.8%
70	Anadarko Petroleum Corp.	5,796
150	Chesapeake Energy Corp.	5,139
210	Exxon Mobil Corp.	16,772
154	OAO Gazprom Class S ADR	2,212
57	Occidental Petroleum Corp.	5,606
68	Petroleo Brasileiro S.A. ADR	2,303
239	Petroleum Geo-Services •	3,871
151	Statoilhydro ASA ADR	3,715
70	Suncor Energy, Inc.	2,693
46	Ultra Petroleum Corp. •	2,172
		50,279
	Food & Staples Retailing - 1.1%
118	CVS/Caremark Corp.	4,293
84	Sysco Corp.	2,573
		6,866
	Food, Beverage & Tobacco - 3.0%
133	General Mills, Inc.	4,975
161	Kraft Foods, Inc.	5,521
137	PepsiCo, Inc.	8,793
		19,289
	Health Care Equipment & Services - 2.0%
83	HCA Holdings, Inc. •	2,223
134	Medtronic, Inc.	4,845
69	UnitedHealth Group, Inc.	3,429
41	Zimmer Holdings, Inc. •	2,449
		12,946
	Household & Personal Products - 0.6%
68	Procter & Gamble Co.	4,187

	Insurance - 1.1%
99	Genworth Financial, Inc. •	826
133	Marsh & McLennan Cos., Inc.	3,928
111	Unum Group	2,697
		7,451
	Materials - 2.3%
36	Airgas, Inc.	2,453
64	Dow Chemical Co.	2,221
86	Monsanto Co.	6,290
61	Nucor Corp.	2,353
27	Potash Corp. of Saskatchewan, Inc.	1,543
		14,860
	Media - 1.7%
222	Comcast Corp. Class A	5,330
153	Walt Disney Co.	5,901
		11,231
	Pharmaceuticals, Biotechnology & Life Sciences - 8.0%
69	Agilent Technologies, Inc. •	2,913
132	Amgen, Inc. •	7,204
110	Celgene Corp. •	6,547
228	Daiichi Sankyo Co., Ltd.	4,712
262	Merck & Co., Inc.	8,952
403	Pfizer, Inc.	7,756
16	Roche Holding AG	2,844
197	Shionogi & Co., Ltd.	3,391
122	UCB S.A.	5,608
35	Vertex Pharmaceuticals, Inc. •	1,829
		51,756
	Retailing - 3.4%
2,225	Buck Holdings L.P. ⌂•†	5,122
90	Kohl's Corp.	4,918
328	Lowe's Co., Inc.	7,080
97	Nordstrom, Inc.	4,866
		21,986
	Semiconductors & Semiconductor Equipment - 0.9%
159	Maxim Integrated Products, Inc.	3,651
78	Xilinx, Inc.	2,510
		6,161
	Software & Services - 7.4%
86	Accenture plc	5,074
106	Automatic Data Processing, Inc.	5,458
31	Check Point Software Technologies Ltd. ADR •	1,793
130	eBay, Inc. •	4,258
24	Google, Inc. •	14,307
79	Lender Processing Services	1,480
258	Microsoft Corp.	7,056
435	Western Union Co.	8,439
		47,865

1

The Hartford Advisers Fund
Schedule of Investments ― (continued)
July 31, 2011 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 67.1% - (continued)
	Technology Hardware & Equipment - 7.0%
31	Apple, Inc. •	$12,027
492	Cisco Systems, Inc.	7,852
196	EMC Corp. •	5,119
214	Hewlett-Packard Co.	7,528
129	Juniper Networks, Inc. •	3,027
56	NetApp, Inc. •	2,642
127	Qualcomm, Inc.	6,935
		45,130
	Telecommunication Services - 0.8%
175	Vodafone Group plc ADR	4,903

	Transportation - 2.2%
53	Con-way, Inc.	1,927
26	FedEx Corp.	2,224
68	Kansas City Southern •	4,024
88	United Parcel Service, Inc. Class B	6,105
		14,280
	Utilities - 0.9%
46	NextEra Energy, Inc.	2,536
72	PG&E Corp.	2,987
		5,523
	Total common stocks
	(cost $388,798)	$435,250

ASSET & COMMERCIAL MORTGAGE BACKED SECURITIES - 0.6%
	Finance and Insurance - 0.6%
	Citibank Credit Card Issuance Trust
$2,985	5.65%, 09/20/2019	$3,530
	Marriott Vacation Club Owner Trust
100	5.36%, 10/20/2028 ▪	103
		3,633
	Total asset & commercial mortgage backed securities
	(cost $3,068)	$3,633

CORPORATE BONDS: INVESTMENT GRADE - 10.6%
	Air Transportation - 0.3%
	Continental Airlines, Inc.
$715	5.98%, 04/19/2022	$736
	Southwest Airlines Co.
400	5.75%, 12/15/2016	449
606	6.15%, 08/01/2022	660
		1,845
	Arts, Entertainment and Recreation - 0.6%
	CBS Corp.
30	4.30%, 02/15/2021	30
105	5.75%, 04/15/2020	117
	Comcast Corp.
1,600	5.90%, 03/15/2016	1,854
	DirecTV Holdings LLC
565	6.38%, 03/01/2041	621
	News America Holdings, Inc.
220	4.50%, 02/15/2021 ▪	220
	Time Warner Cable, Inc.
830	5.85%, 05/01/2017	952
	Virgin Media Secured Finance plc
210	5.25%, 01/15/2021 ▪	227
		4,021
	Beverage and Tobacco Product Manufacturing - 0.1%
	Altria Group, Inc.
420	4.75%, 05/05/2021	434

	Computer and Electronic Product Manufacturing - 0.1%
	Dell, Inc.
520	5.88%, 06/15/2019	598
	Thermo Fisher Scientific, Inc.
150	3.20%, 05/01/2015	158
		756
	Electrical Equipment, Appliance Manufacturing - 0.2%
	General Electric Co.
1,225	5.00%, 02/01/2013	1,299

	Finance and Insurance - 5.4%
	Ace INA Holdings, Inc.
125	5.88%, 06/15/2014	141
	American Express Centurion Bank
1,200	6.00%, 09/13/2017	1,380
	Bank of America Corp.
1,200	5.42%, 03/15/2017	1,224
	BP Capital Markets plc
475	4.75%, 03/10/2019	521
	Brandywine Operating Partnership
350	5.70%, 05/01/2017	382
	CDP Financial, Inc.
575	4.40%, 11/25/2019 ▪	608
	Citibank NA
5,000	1.88%, 06/04/2012	5,066
	Citigroup, Inc.
1,600	6.00%, 10/31/2033	1,556
300	6.13%, 05/15/2018	335
300	6.88%, 03/05/2038	341
105	8.13%, 07/15/2039	136
	Eaton Vance Corp.
530	6.50%, 10/02/2017	624
	Everest Reinsurance Holdings, Inc.
885	5.40%, 10/15/2014	963
	General Electric Capital Corp.
700	4.38%, 09/16/2020	711
750	5.88%, 01/14/2038	772
	Goldman Sachs Group, Inc.
1,200	5.63%, 01/15/2017	1,283
500	6.00%, 05/01/2014	549
470	6.25%, 02/01/2041	473
	Health Care Properties
335	6.00%, 01/30/2017	377
	Jackson National Life Insurance Co.
1,200	8.15%, 03/15/2027 ▪	1,384
	JP Morgan Chase & Co.
675	3.70%, 01/20/2015	706
1,795	5.13%, 09/15/2014	1,941
	Liberty Mutual Group, Inc.
1,035	5.75%, 03/15/2014 ▪	1,103
	Merrill Lynch & Co., Inc.
2,000	5.00%, 02/03/2014	2,131

2

The Hartford Advisers Fund
Schedule of Investments ― (continued)
July 31, 2011 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
CORPORATE BONDS: INVESTMENT GRADE - 10.6% - (continued)
	Finance and Insurance - 5.4% - (continued)
	Morgan Stanley
$2,650	5.38%, 10/15/2015	$2,852
	National City Corp.
125	6.88%, 05/15/2019	146
	New England Mutual Life Insurance Co.
1,100	7.88%, 02/15/2024 ▪	1,338
	PNC Funding Corp.
625	5.40%, 06/10/2014	692
	Rabobank Nederland N.V. NY
750	3.20%, 03/11/2015 ▪	784
	Republic New York Capital I
250	7.75%, 11/15/2026	255
	Sovereign Bancorp, Inc.
1,000	8.75%, 05/30/2018	1,189
	Sovereign Capital Trust IV
1,500	7.91%, 06/13/2036	1,572
	Wachovia Corp.
1,445	5.25%, 08/01/2014	1,563
	WEA Finance LLC
250	7.13%, 04/15/2018 ▪	295
	Wells Fargo & Co.
525	3.63%, 04/15/2015	554
		35,947
	Food Manufacturing - 0.2%
	Kellogg Co.
725	4.00%, 12/15/2020	748
	Kraft Foods, Inc.
700	4.13%, 02/09/2016	762
		1,510
	Health Care and Social Assistance - 0.8%
	CVS Corp.
1,550	6.13%, 08/15/2016	1,828
	Express Scripts, Inc.
195	6.25%, 06/15/2014	219
	McKesson Corp
80	3.25%, 03/01/2016	85
	Merck & Co., Inc.
400	4.00%, 06/30/2015	438
	Schering-Plough Corp.
2,000	5.30%, 12/01/2013	2,209
		4,779
	Information - 0.6%
	AT&T, Inc.
825	2.50%, 08/15/2015	849
	BellSouth Telecommunications
250	7.00%, 12/01/2095	279
	Intuit, Inc.
1,500	5.40%, 03/15/2012	1,541
	Oracle Corp.
550	6.13%, 07/08/2039	644
	SBA Tower Trust
370	4.25%, 04/15/2015 ▪	392
		3,705
	Petroleum and Coal Products Manufacturing - 0.2%
	Atmos Energy Corp.
1,160	6.35%, 06/15/2017	1,365
	Motiva Enterprises LLC
80	5.75%, 01/15/2020 ▪	92
		1,457
	Pipeline Transportation - 0.2%
	Kinder Morgan Energy Partners L.P.
1,000	6.95%, 01/15/2038	1,150

	Real Estate and Rental and Leasing - 0.4%
	COX Communications, Inc.
2,000	5.45%, 12/15/2014	2,241
	ERAC USA Finance Co.
180	2.25%, 01/10/2014 ▪	183
310	4.50%, 08/16/2021 ▪	317
		2,741
	Retail Trade - 0.2%
	Lowe's Co., Inc.
600	4.63%, 04/15/2020	655
	Staples, Inc.
460	9.75%, 01/15/2014	547
		1,202
	Soap, Cleaning Compound and Toilet Manufacturing - 0.4%
	Procter & Gamble Co.
1,879	9.36%, 01/01/2021	2,523

	Utilities - 0.9%
	Consolidated Edison Co. of NY
955	5.30%, 12/01/2016	1,105
	Indianapolis Power and Light
1,500	6.60%, 06/01/2037 ▪	1,769
	MidAmerican Energy Co.
1,000	5.65%, 07/15/2012	1,048
	MidAmerican Energy Holdings Co.
500	6.13%, 04/01/2036	566
	Southern California Edison Co.
1,000	5.55%, 01/15/2037	1,099
		5,587
	Total corporate bonds: investment grade
	(cost $63,165)	$68,956

CORPORATE BONDS: NON-INVESTMENT GRADE - 0.1%
	Finance and Insurance - 0.1%
	Discover Financial Services, Inc.
$645	6.45%, 06/12/2017	$737

	Total corporate bonds: non-investment grade
	(cost $638)	$737

FOREIGN BONDS - 1.3%
	Beverage and Tobacco Product Manufacturing - 0.1%
	Anheuser-Busch InBev N.V
$800	7.75%, 01/15/2019	$1,043

	Chemical Manufacturing - 0.0%
	Agrium, Inc.
105	6.13%, 01/15/2041	117

	Finance and Insurance - 0.5%
	Barclays Bank plc
350	2.38%, 01/13/2014	353
	Credit Agricole
715	3.50%, 04/13/2015 ▪	719

3

The Hartford Advisers Fund
Schedule of Investments ― (continued)
July 31, 2011 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
FOREIGN BONDS - 1.3% - (continued)
	Finance and Insurance - 0.5% - (continued)
	Nordea Bank AB
$330	3.70%, 11/13/2014 ▪	$347
	Royal Bank of Scotland plc
500	4.88%, 03/16/2015	519
	Svenska Handelsbanken Ab
550	4.88%, 06/10/2014 ▪	596
		2,534
	Information - 0.1%
	France Telecom S.A
250	4.38%, 07/08/2014	272
	Telecom Italia Capital
565	7.00%, 06/04/2018	595
		867
	Motor Vehicle & Parts Manufacturing - 0.4%
	DaimlerChrysler NA Holdings Corp.
1,975	6.50%, 11/15/2013	2,194

	Petroleum and Coal Products Manufacturing - 0.2%
	Shell International Finance B.V
1,200	4.38%, 03/25/2020	1,301

	Total foreign bonds
	(cost $7,466)	$8,056

MUNICIPAL BONDS - 1.3%
	General Obligations - 0.5%
	Chicago Metropolitan Water Reclamation Dist,
$130	5.72%, 12/01/2038	$142
	Illinois (State of),
140	5.88%, 03/01/2019	148
	Illinois State GO,
10	5.37%, 03/01/2017	11
175	5.67%, 03/01/2018	186
	Los Angeles USD,
800	5.75%, 07/01/2034	846
	Oregon School Boards Association, Taxable Pension,
2,000	4.76%, 06/30/2028	1,903
		3,236
	Health Care/Services - 0.1%
	University of California, Regents MedCenter Pooled Rev,
370	6.58%, 05/15/2049	414

	Higher Education (Univ., Dorms, etc.) - 0.1%
	Curators University, MO, System Fac Rev,
415	5.96%, 11/01/2039	470
	University of California,
370	5.77%, 05/15/2043	394
		864
	Refunded - 0.1%
	Irvine Ranch, CA, Water Dist,
515	2.61%, 03/15/2014	538

	Tax Allocation - 0.1%
	Dallas, TX, Area Rapid Transit Taxable Sales Tax Rev,
425	6.00%, 12/01/2044	488
	Massachusetts School Building Auth,
475	5.72%, 08/15/2039	525
		1,013
	Transportation - 0.4%
	Bay Area Toll Auth, CA, Toll Bridge Rev
575	6.26%, 04/01/2049	666
	Illinois State Toll Highway Auth, Taxable Rev,
350	6.18%, 01/01/2034	376
	Maryland State Transit Auth,
255	5.89%, 07/01/2043	286
	New York and New Jersey PA, Taxable Rev,
185	5.86%, 12/01/2024	212
115	6.04%, 12/01/2029	129
	North Texas Tollway Auth Rev,
630	6.72%, 01/01/2049	736
		2,405
	Total municipal bonds
	(cost $7,955)	$8,470

U.S. GOVERNMENT AGENCIES - 1.5%
	Federal Home Loan Mortgage Corporation - 0.9%
$5,933	4.00%, 01/01/2041 - 03/01/2041	$6,035

	Government National Mortgage Association - 0.6%
844	6.00%, 11/20/2023 - 09/15/2034	948
1,072	6.50%, 04/15/2026 - 02/15/2035	1,229
1,135	7.00%, 11/15/2031 - 11/15/2033	1,324
198	8.00%, 12/15/2029 - 02/15/2031	229
		3,730
	Total U.S. government agencies
	(cost $9,036)	$9,765

U.S. GOVERNMENT SECURITIES - 14.9%
	Other Direct Federal Obligations - 2.0%
	Federal Financing Corporation - 1.7%
$3,676	4.40%, 12/06/2013 - 12/27/2013 ○	$3,602
5,000	9.80%, 04/06/2018	7,246
		10,848
	Federal Home Loan Bank - 0.3%
2,225	4.88%, 11/18/2011	2,256
		13,104
	U.S. Treasury Securities - 12.9%
	U.S. Treasury Bonds - 3.4%
8,689	4.38%, 11/15/2039 - 05/15/2041	9,060
260	4.75%, 02/15/2041	288
5,000	6.00%, 02/15/2026	6,450
4,775	6.25%, 08/15/2023	6,248
		22,046

4

The Hartford Advisers Fund
Schedule of Investments ― (continued)
July 31, 2011 (Unaudited)
(000’s Omitted)

Shares or Principal Amount			Market Value ╪
U.S. GOVERNMENT SECURITIES - 14.9% - (continued)
	U.S. Treasury Securities - 12.9% - (continued)
	U.S. Treasury Notes - 9.5%
$3,600	0.63%, 12/31/2012		$3,616
3,400	1.00%, 09/30/2011		3,405
5,200	1.13%, 12/15/2012		5,259
11,600	1.25%, 10/31/2015		11,694
6,400	1.38%, 05/15/2012 - 01/15/2013		6,492
5,000	1.50%, 06/30/2016		5,038
6,500	1.88%, 02/28/2014		6,736
4,315	3.50%, 05/15/2020		4,633
2,000	3.88%, 05/15/2018		2,243
5,000	4.25%, 08/15/2013		5,394
5,200	4.50%, 05/15/2017		6,024
1,277	4.75%, 05/31/2012		1,324
			61,858
			83,904
	Total U.S. government securities
	(cost $91,178)		$97,008

	Total long-term investments
	(cost $571,304)		$631,875

SHORT-TERM INVESTMENTS - 2.8%
	Repurchase Agreements - 2.8%
	Bank of America Merrill Lynch TriParty Joint Repurchase Agreement (maturing on 08/01/2011 in the amount of $450, collateralized by FHLMC 4.50%, 2040, FNMA 3.12% - 6.00%, 2019 - 2047, value of $459)
$450	0.18%, 7/29/2011		$450
	Barclays Capital TriParty Joint Repurchase Agreement (maturing on 08/01/2011 in the amount of $801, collateralized by FHLMC 0.14%, 2013, value of $817)
801	0.18%, 7/29/2011		801

BNP Paribas Securities Corp. TriParty Joint
Repurchase Agreement (maturing on
08/01/2011 in the amount of $4,521,
collateralized by FHLMC 3.50% - 6.00%,
2022 - 2041, FNMA 3.50% - 6.00%, 2019 –
2047, value of $4,612)

4,521	0.20%, 7/29/2011		4,521
	Deutsche Bank Securities TriParty Joint Repurchase Agreement (maturing on 08/01/2011 in the amount of $11,525, collateralized by GNMA 3.30% - 7.00%, 2026 - 2051, value of $11,755)
11,525	0.20%, 7/29/2011		11,525
	UBS Securities, Inc. Joint Repurchase Agreement (maturing on 08/01/2011 in the amount of $36, collateralized by U.S. Treasury Bill 1.13%, 2011, value of $36)
35	0.14%, 7/29/2011		35
	UBS Securities, Inc. TriParty Joint Repurchase Agreement (maturing on 08/01/2011 in the amount of $936, collateralized by FHLMC 4.00%, 2025, value of $955)
936	0.20%, 7/29/2011		936
			18,268
	Total short-term investments
	(cost $18,268)		$18,268

	Total investments
	(cost $589,572) ▲	100.2%	$650,143
	Other assets and liabilities	(0.2)%	(1,535)
	Total net assets	100.0%	$648,608

5

The Hartford Advisers Fund
Schedule of Investments ― (continued)
July 31, 2011 (Unaudited)
(000’s Omitted)

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 9.0% of total net assets at July 31, 2011.

Prices of foreign equities that are principally traded on certain foreign markets may be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

▲	At July 31, 2011, the cost of securities for federal income tax purposes was $599,168 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$73,871
Unrealized Depreciation	(22,896)
Net Unrealized Appreciation	$50,975

†
The aggregate value of securities valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Company's Board of Directors at July 31, 2011, was $5,122, which represents 0.79% of total net assets. This amount excludes securities that are principally traded in certain foreign markets and whose prices are adjusted pursuant to a third party pricing service methodology approved by the Board of Directors.

•	Currently non-income producing.

○	The interest rate disclosed for these securities represents the effective yield on the date of the acquisition.

▪
Securities issued within terms of a private placement memorandum, exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers.  Unless otherwise indicated, these issues are determined to be liquid.  At July 31, 2011, the aggregate value of these securities was $10,477, which represents 1.62% of total net assets.

⌂
The following securities are considered illiquid.  Illiquid securities are often purchased in private placement transactions, are often not registered under the Securities Act of 1933 and may have contractual restrictions on resale. A security may also be considered illiquid if the security lacks a readily available market or if its valuation has not changed for a certain period of time.

Period Acquired	Shares/ Par	Security	Cost Basis
06/2007	2,225	Buck Holdings L.P.	$1,709

The aggregate value of these securities at July 31, 2011, was $5,122, which represents 0.79% of total net assets.

GO		General Obligations
PA		Port Authority
USD		United School District

Foreign Currency Contracts Outstanding at July 31, 2011

Description	Counterparty	Buy / Sell	Market Value ╪	Contract Amount	Delivery Date	Unrealized Appreciation/ (Depreciation)
Japanese Yen	BNP Paribas Securities	Buy	$3,970	$3,582	09/02/2011	$388
Japanese Yen	Citibank	Sell	4,679	4,437	10/21/2011	(242)
Japanese Yen	Goldman Sachs	Buy	4,661	4,204	09/02/2011	457
Japanese Yen	Goldman Sachs	Sell	8,631	7,910	09/02/2011	(721)
Japanese Yen	Goldman Sachs	Sell	4,870	4,618	10/21/2011	(252)
						$(370)

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

6

The Hartford Advisers Fund
Schedule of Investments ― (continued)
July 31, 2011 (Unaudited)
(000’s Omitted)

Investment Valuation Hierarchy Level Summary
July 31, 2011

	Total	Level 1 ♦	Level 2 ♦	Level 3
Assets:
Asset & Commercial Mortgage Backed Securities	$3,633	$–	$3,633	$–
Common Stocks ‡	435,250	405,128	25,000	5,122
Corporate Bonds: Investment Grade	68,956	–	67,560	1,396
Corporate Bonds: Non-Investment Grade	737	–	737	–
Foreign Bonds	8,056	–	8,056	–
Municipal Bonds	8,470	–	8,470	–
U.S. Government Agencies	9,765	–	9,765	–
U.S. Government Securities	97,008	6,287	90,721	–
Short-Term Investments	18,268	–	18,268	–
Total	$650,143	$411,415	$232,210	$6,518
Foreign Currency Contracts *	845	–	845	–
Total	$845	$–	$845	$–
Liabilities:
Foreign Currency Contracts *	1,215	–	1,215	–
Total	$1,215	$–	$1,215	$–

♦	For the nine-month period ended July 31, 2011, there were no significant transfer between Level 1 and Level 2.
‡	The Fund has all or primarily all of the equity securities categorized in a particular level. Refer to the Schedule of Investments for further industry breakout.
*	Derivative instruments not reflected in the Schedule of Investments are valued at the unrealized appreciation/depreciation on the investments.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Balance as of October 31, 2010	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)		Net Amortization	Purchases	Sales	Transfers Into Level 3	Transfers Out of Level 3	Balance as of July 31, 2011
Assets:
Common Stocks	$5,129	$421	$190	*	$—	$—	$(618)	$—	$—	$5,122
Corporate Bonds	1,458	—	(35	)†	—	—	(27)	—	—	1,396
Total	$6,587	$421	$155		$—	$—	$(645)	$—	$—	$6,518

*	Change in unrealized appreciation or depreciation in the current period relating to assets still held at July 31, 2011 was $190.
†	Change in unrealized appreciation or depreciation in the current period relating to assets still held at July 31, 2011 was $(35).

7

The Hartford Balanced Allocation Fund
Schedule of Investments
July 31, 2011 (Unaudited)
(000’s Omitted)

Shares or Principal Amount			Market Value ╪
AFFILIATED INVESTMENT COMPANIES - 91.0%
EQUITY FUNDS - 51.6%
1,272	The Hartford Capital Appreciation Fund, Class Y•		$45,996
1,421	The Hartford Capital Appreciation II Fund, Class Y•		20,524
942	The Hartford Disciplined Equity Fund, Class Y		12,847
774	The Hartford Dividend and Growth Fund, Class Y		15,128
1,714	The Hartford Equity Income Fund, Class Y		22,450
1,155	The Hartford Fundamental Growth Fund, Class Y•		13,739
1,174	The Hartford Global Growth Fund, Class Y•		19,379
1,216	The Hartford Global Research Fund, Class Y		12,525
888	The Hartford Growth Fund, Class Y•		17,054
417	The Hartford Growth Opportunities Fund, Class Y•		12,308
1,308	The Hartford International Opportunities Fund, Class Y		20,464
1,095	The Hartford International Small Company Fund, Class Y		15,166
2,953	The Hartford International Value Fund, Class Y		37,269
757	The Hartford MidCap Fund, Class Y•		18,442
1,067	The Hartford MidCap Value Fund, Class Y		12,998
600	The Hartford Small Company Fund, Class Y•		13,617
1,485	The Hartford Small/Mid Cap Equity Fund, Class Y		16,230
479	The Hartford SmallCap Growth Fund, Class Y•		16,512
8,774	The Hartford Value Fund, Class Y		100,723
646	The Hartford Value Opportunities Fund, Class Y		8,951
	Total equity funds
	(cost $387,773)		$452,322

FIXED INCOME FUNDS - 39.4%
5,487	The Hartford Corporate Opportunities Fund, Class Y		$55,359
1,148	The Hartford Floating Rate Fund, Class Y		10,146
1,321	The Hartford High Yield Fund, Class Y		9,921
7,691	The Hartford Inflation Plus Fund, Class Y		93,602
8,833	The Hartford Short Duration Fund, Class Y		87,270
1,604	The Hartford Strategic Income Fund, Class Y		14,887
6,822	The Hartford Total Return Bond Fund, Class Y		73,673
	Total fixed income funds
	(cost $328,244)		$344,858

	Total investments in affiliated investment companies
	(cost $716,017)		$797,180

EXCHANGE TRADED FUNDS - 9.1%
1,098	Powershares DB Commodity Index Tracking Fund •		$33,232
355	Powershares Emerging Markets Sovereign Debt Portfolio		9,756
172	SPDR Dow Jones International Real Estate		6,785
178	SPDR Dow Jones REIT		12,036
364	Vanguard Emerging Markets		17,606

	Total exchange traded funds
	(cost $63,643)		$79,415

	Total long-term investments
	(cost $779,660)		$876,595

SHORT-TERM INVESTMENTS - 0.0%
43	State Street Bank Money Market Fund		$43

	Total short-term investments
	(cost $43)		$43

	Total investments
	(cost $779,703) ▲	100.1%	$876,638
	Other assets and liabilities	(0.1)%	(770)
	Total net assets	100.0%	$875,868

1

The Hartford Balanced Allocation Fund
Schedule of Investments ― (continued)
July 31, 2011 (Unaudited)
(000’s Omitted)

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

▲	At July 31, 2011, the cost of securities for federal income tax purposes was $783,750 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$93,214
Unrealized Depreciation	(326)
Net Unrealized Appreciation	$92,888

•	Currently non-income producing.

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

Investment Valuation Hierarchy Level Summary
July 31, 2011

	Total	Level 1 ♦	Level 2 ♦	Level 3
Assets:
Affiliated Investment Companies	$797,180	$797,180	$–	$–
Exchange Traded Funds	79,415	79,415	–	–
Short-Term Investments	43	43	–	–
Total	$876,638	$876,638	$–	$–

♦	For the nine-month period ended July 31, 2011, there were no significant transfer between Level 1 and Level 2.

2

The Hartford Balanced Income Fund
Schedule of Investments
July 31, 2011 (Unaudited)
(000’s Omitted)

Shares or Principal Amount ╬		Market Value ╪
COMMON STOCKS - 44.9%
	Banks - 4.1%
33	Bank of Nova Scotia	$1,862
136	HSBC Holdings plc	1,326
89	M&T Bank Corp.	7,676
77	National Bank of Canada	5,991
21	Toronto-Dominion Bank ADR	1,637
		18,492
	Capital Goods - 4.7%
45	3M Co.	3,921
67	Eaton Corp.	3,208
18	Emerson Electric Co.	889
232	General Electric Co.	4,159
81	Illinois Tool Works, Inc.	4,009
21	Lockheed Martin Corp.	1,560
9	Schneider Electric S.A.	1,251
35	Stanley Black & Decker, Inc.	2,282
		21,279
	Commercial & Professional Services - 0.8%
35	Republic Services, Inc.	1,002
87	Waste Management, Inc.	2,736
		3,738
	Consumer Durables & Apparel - 0.4%
75	Mattel, Inc.	1,992

	Consumer Services - 1.0%
53	McDonald's Corp.	4,557

	Diversified Financials - 0.7%
19	BlackRock, Inc.	3,355

	Energy - 5.8%
84	Chevron Corp.	8,727
76	ConocoPhillips Holding Co.	5,435
43	Exxon Mobil Corp.	3,463
179	Royal Dutch Shell plc B Shares	6,549
39	Total S.A. ADR	2,098
		26,272
	Food & Staples Retailing - 0.8%
117	Sysco Corp.	3,570

	Food, Beverage & Tobacco - 5.3%
90	Altria Group, Inc.	2,378
41	General Mills, Inc.	1,513
34	H.J. Heinz Co.	1,779
65	Imperial Tobacco Group plc	2,246
125	Kraft Foods, Inc.	4,297
46	PepsiCo, Inc.	2,920
76	Philip Morris International, Inc.	5,380
103	Unilever N.V. NY Shares ADR	3,339
		23,852
	Household & Personal Products - 1.6%
56	Kimberly-Clark Corp.	3,640
40	Procter & Gamble Co.	2,466
19	Reckitt Benckiser Group plc	1,098
		7,204
	Insurance - 3.1%
51	Chubb Corp.	3,174
277	Marsh & McLennan Cos., Inc.	8,154
33	Swiss Re Ltd.	1,860
17	Travelers Cos., Inc.	915
		14,103
	Materials - 1.5%
56	E.I. DuPont de Nemours & Co.	2,880
55	Nucor Corp.	2,131
41	Packaging Corp. of America	1,101
6	PPG Industries, Inc.	505
		6,617
	Pharmaceuticals, Biotechnology & Life Sciences - 5.5%
67	AstraZeneca plc ADR	3,260
117	Johnson & Johnson	7,593
221	Merck & Co., Inc.	7,526
330	Pfizer, Inc.	6,341
		24,720
	Real Estate - 0.1%
6	Plum Creek Timber Co., Inc.	226

	Retailing - 2.0%
32	Genuine Parts Co.	1,701
205	Home Depot, Inc.	7,175
		8,876
	Semiconductors & Semiconductor Equipment - 2.7%
116	Analog Devices, Inc.	3,983
212	Intel Corp.	4,723
162	Maxim Integrated Products, Inc.	3,713
		12,419
	Telecommunication Services - 1.8%
172	AT&T, Inc.	5,029
115	Vodafone Group plc ADR	3,223
		8,252
	Utilities - 3.0%
39	American Electric Power Co., Inc.	1,423
94	Companhia Energetica de Minas Gerais ADR	1,816
27	Dominion Resources, Inc.	1,327
36	NextEra Energy, Inc.	1,989
48	Northeast Utilities	1,622
29	PG&E Corp.	1,189
24	PPL Corp.	678
33	UGI Corp.	1,003
103	Xcel Energy, Inc.	2,470
		13,517
	Total common stocks
	(cost $187,418)	$203,041

PREFERRED STOCKS - 0.2%
	Diversified Financials - 0.2%
8	Citigroup Capital XIII	$203
20	GMAC Capital Trust I ۞	521
		724
	Total preferred stocks
	(cost $725)	$724

The Hartford Balanced Income Fund
Schedule of Investments ― (continued)
July 31, 2011 (Unaudited)
(000’s Omitted)

Shares or Principal Amount ╬		Market Value ╪
ASSET & COMMERCIAL MORTGAGE BACKED SECURITIES - 0.4%
	Finance and Insurance - 0.4%
	Bear Stearns Commercial Mortgage Securities, Inc.
$455	5.20%, 12/11/2038	$493
550	5.54%, 09/11/2041 - 10/12/2041	605
	Commercial Mortgage Pass-Through Certificates
100	5.75%, 06/10/2046 Δ	110
	JP Morgan Chase Commercial Mortgage Securities Corp.
275	5.47%, 04/15/2043 Δ	302
	Long Beach Automotive Receivables Trust
35	5.03%, 01/15/2014	35
	Merrill Lynch Mortgage Trust
100	5.05%, 07/12/2038	109
	Morgan Stanley Capital I
100	5.23%, 09/15/2042	109
		1,763
	Total asset & commercial mortgage backed securities
	(cost $1,642)	$1,763

CORPORATE BONDS: INVESTMENT GRADE - 32.0%
	Administrative Waste Management and Remediation - 0.1%
	Republic Services, Inc.
$595	3.80%, 05/15/2018	$617

	Air Transportation - 0.0%
	Continental Airlines, Inc.
19	5.98%, 04/19/2022	20

	Arts, Entertainment and Recreation - 3.0%
	AT&T Broadband Corp.
120	8.38%, 03/15/2013	134
	Audatex North America, Inc.
245	6.75%, 06/15/2018 ▪	252
	CBS Corp.
150	5.50%, 05/15/2033	145
20	5.90%, 10/15/2040	20
605	8.20%, 05/15/2014	710
325	8.88%, 05/15/2019	424
	Comcast Corp.
180	4.95%, 06/15/2016	201
400	5.70%, 05/15/2018	456
250	6.40%, 05/15/2038	276
80	6.45%, 03/15/2037	89
510	7.05%, 03/15/2033	606
	DirecTV Holdings LLC
200	3.55%, 03/15/2015	212
425	4.75%, 10/01/2014	469
325	5.00%, 03/01/2021	347
175	6.00%, 08/15/2040	183
	Discovery Communications, Inc.
290	3.70%, 06/01/2015	310
	NBC Universal, Inc.
1,070	3.65%, 04/30/2015 ▪	1,139
150	5.15%, 04/30/2020 ▪	163
350	5.95%, 04/01/2041 ▪	368
	News America Holdings, Inc.
75	7.75%, 12/01/2045	86
100	8.88%, 04/26/2023	130
	News America, Inc.
200	6.15%, 02/15/2041 ▪	200
285	6.40%, 12/15/2035	291
250	6.90%, 03/01/2019	292
	Time Warner Cable, Inc.
100	6.20%, 07/01/2013	110
125	6.75%, 06/15/2039	143
300	7.30%, 07/01/2038	361
625	8.25%, 04/01/2019	801
	Time Warner Entertainment Co., L.P.
30	8.38%, 03/15/2023	39
	Time Warner, Inc.
600	3.15%, 07/15/2015	629
300	4.13%, 02/15/2021	299
275	4.88%, 03/15/2020	295
175	6.10%, 07/15/2040	186
350	6.25%, 03/29/2041	379
75	6.63%, 05/15/2029	84
510	7.63%, 04/15/2031	630
	Viacom, Inc.
450	4.25%, 09/15/2015	487
470	4.38%, 09/15/2014	510
500	4.50%, 03/01/2021	520
340	6.13%, 10/05/2017	397
		13,373
	Beverage and Tobacco Product Manufacturing - 0.7%
	Altria Group, Inc.
130	4.75%, 05/05/2021	134
150	8.50%, 11/10/2013	173
340	9.25%, 08/06/2019	454
215	9.70%, 11/10/2018	290
185	10.20%, 02/06/2039	277
	Bottling Group LLC
300	6.95%, 03/15/2014	346
	International CCE, Inc.
500	3.50%, 09/15/2020	496
	Lorillard Tobacco Co.
305	6.88%, 05/01/2020	340
	Philip Morris International, Inc.
400	5.65%, 05/16/2018	466
	Reynolds American, Inc.
65	7.25%, 06/01/2013	72
35	7.63%, 06/01/2016	43
100	7.75%, 06/01/2018	122
		3,213
	Chemical Manufacturing - 0.1%
	Cytec Industries, Inc.
50	6.00%, 10/01/2015	56

The Hartford Balanced Income Fund
Schedule of Investments ― (continued)
July 31, 2011 (Unaudited)
(000’s Omitted)

Shares or Principal Amount ╬		Market Value ╪
CORPORATE BONDS: INVESTMENT GRADE - 32.0% - (continued)
	Chemical Manufacturing - 0.1% - (continued)
	Dow Chemical Co.
$200	4.25%, 11/15/2020	$205
100	5.90%, 02/15/2015	114
225	7.60%, 05/15/2014	262
		637
	Computer and Electronic Product Manufacturing - 0.3%
	Hewlett-Packard Co.
700	2.65%, 06/01/2016	722
	Seagate Technology International
15	10.00%, 05/01/2014 ▪	18
	Thermo Fisher Scientific, Inc.
335	3.20%, 05/01/2015 - 03/01/2016	353
100	5.00%, 06/01/2015	112
		1,205
	Finance and Insurance - 15.4%
	Ace Capital Trust II
90	9.70%, 04/01/2030	120
	Ace INA Holdings, Inc.
475	2.60%, 11/23/2015	482
	Aflac, Inc.
25	3.45%, 08/15/2015	26
	Allied World Assurance
23	7.50%, 08/01/2016	27
	American Express Centurion Bank
300	6.00%, 09/13/2017	345
	American Express Co.
250	7.25%, 05/20/2014	288
550	8.13%, 05/20/2019	706
	American Express Credit Corp.
325	2.75%, 09/15/2015	329
	American International Group, Inc.
360	3.65%, 01/15/2014	371
100	5.05%, 10/01/2015	106
375	5.45%, 05/18/2017	397
	Ameriprise Financial, Inc.
370	5.65%, 11/15/2015	423
	AON Corp.
500	3.13%, 05/27/2016	508
275	5.00%, 09/30/2020	292
	Avalonbay Communities, Inc.
275	5.70%, 03/15/2017	314
	BAE Systems Holdings, Inc.
40	4.95%, 06/01/2014 ▪	43
	Bank of America Corp.
240	3.75%, 07/12/2016	241
400	5.13%, 11/15/2014	425
1,000	5.42%, 03/15/2017	1,020
980	5.65%, 05/01/2018	1,037
540	5.75%, 12/01/2017	578
90	5.88%, 01/05/2021	94
665	6.00%, 09/01/2017	720
200	6.50%, 09/15/2037	198
50	7.25%, 10/15/2025	55
300	7.38%, 05/15/2014	335
	Bank of New York Mellon Corp.
850	2.95%, 06/18/2015	889
	BB&T Corp.
200	4.90%, 06/30/2017	215
	Bear Stearns & Co., Inc.
600	5.30%, 10/30/2015	662
	Branch Banking & Trust
250	5.63%, 09/15/2016	287
	Brandywine Operating Partnership
600	4.95%, 04/15/2018	623
215	5.70%, 05/01/2017	234
21	5.75%, 04/01/2012	22
150	7.50%, 05/15/2015	174
	Capital One Bank
850	8.80%, 07/15/2019	1,069
	Capital One Financial Corp.
500	3.15%, 07/15/2016	502
75	6.15%, 09/01/2016	84
125	6.75%, 09/15/2017	147
25	7.38%, 05/23/2014	29
	Caterpillar Financial Services Corp.
1,600	2.05%, 08/01/2016	1,609
	Citigroup, Inc.
45	4.59%, 12/15/2015	48
90	4.75%, 05/19/2015	96
625	5.00%, 09/15/2014	658
161	5.38%, 08/09/2020	172
1,250	5.50%, 08/27/2012 - 04/11/2013	1,318
85	6.00%, 10/31/2033	83
2,180	6.13%, 11/21/2017 - 08/25/2036	2,394
250	6.63%, 06/15/2032	264
325	6.88%, 03/05/2038	370
75	8.50%, 05/22/2019	94
	Comerica Bank
250	5.75%, 11/21/2016	284
	Countrywide Financial Corp.
150	6.25%, 05/15/2016	159
	Credit Suisse First Boston USA, Inc.
35	6.13%, 11/15/2011	36
	Credit Suisse New York
865	6.00%, 02/15/2018	935
	Duke Realty L.P.
170	6.75%, 03/15/2020	194
260	7.38%, 02/15/2015	299
	Equity One, Inc.
65	6.00%, 09/15/2017	70
	ERP Operating L.P.
300	5.13%, 03/15/2016	331
	Everest Reinsurance Holdings, Inc.
70	5.40%, 10/15/2014	76
50	6.60%, 05/15/2037 Δ	48
	Farmers Exchange Capital
200	7.05%, 07/15/2028 ▪	211
	Federal Realty Investment Trust
55	5.95%, 08/15/2014	61
	Fifth Third Bank
356	3.63%, 01/25/2016	365

The Hartford Balanced Income Fund
Schedule of Investments ― (continued)
July 31, 2011 (Unaudited)
(000’s Omitted)

Shares or Principal Amount ╬		Market Value ╪
CORPORATE BONDS: INVESTMENT GRADE - 32.0% - (continued)
	Finance and Insurance - 15.4% - (continued)
	General Electric Capital Corp.
$600	2.95%, 05/09/2016	$611
725	3.50%, 06/29/2015	766
590	5.30%, 02/11/2021	629
55	5.50%, 01/08/2020	60
2,450	5.63%, 09/15/2017 - 05/01/2018	2,736
895	5.88%, 01/14/2038	921
90	6.15%, 08/07/2037	96
705	6.75%, 03/15/2032	803
	Goldman Sachs Group, Inc.
1,215	3.63%, 02/07/2016	1,230
630	3.70%, 08/01/2015	649
195	5.25%, 07/27/2021	199
400	5.38%, 03/15/2020	415
75	5.95%, 01/15/2027	75
500	6.00%, 05/01/2014	549
745	6.25%, 09/01/2017 - 02/01/2041	812
200	6.35%, 02/15/2034	191
720	6.45%, 05/01/2036	700
505	7.50%, 02/15/2019	597
	Guardian Life Insurance Co.
250	7.38%, 09/30/2039 ▪	306
	HCP, Inc.
100	3.75%, 02/01/2016	104
	Health Care Properties
20	5.65%, 12/15/2013	22
330	6.00%, 01/30/2017	371
	Health Care REIT, Inc.
266	5.25%, 01/15/2022	276
	HSBC Bank USA
250	6.00%, 08/09/2017	276
	HSBC USA, Inc.
175	5.00%, 09/27/2020	176
	John Deere Capital Corp.
395	3.90%, 07/12/2021	408
	JP Morgan Chase & Co.
300	4.25%, 10/15/2020	299
500	4.40%, 07/22/2020	504
920	4.63%, 05/10/2021	938
1,070	5.13%, 09/15/2014	1,157
575	6.00%, 01/15/2018	652
1,125	6.30%, 04/23/2019	1,295
	JP Morgan Chase Capital XXV
50	6.80%, 10/01/2037	51
	JP Morgan Chase Capital XXVII
400	7.00%, 11/01/2039	407
	JP Morgan Chase XVII
50	5.85%, 08/01/2035	51
	Key Bank NA
250	5.45%, 03/03/2016	277
	Keycorp
375	3.75%, 08/13/2015	394
	Kimco Realty Corp.
450	4.30%, 02/01/2018	470
20	5.58%, 11/23/2015	22
	Liberty Mutual Group, Inc.
446	5.00%, 06/01/2021 ▪	436
60	5.75%, 03/15/2014 ▪	64
	Liberty Property L.P.
115	4.75%, 10/01/2020	118
350	5.50%, 12/15/2016	388
	Lincoln National Corp.
80	5.65%, 08/27/2012	84
35	6.15%, 04/07/2036	37
100	7.00%, 06/15/2040	116
	Marsh & McLennan Cos., Inc.
565	4.80%, 07/15/2021	571
295	4.85%, 02/15/2013	309
36	5.75%, 09/15/2015	40
	Massachusetts Mutual Life Insurance Co.
225	8.88%, 06/01/2039 ▪	319
	Massmutual Global Funding
630	3.13%, 04/14/2016 ▪	656
	Merrill Lynch & Co., Inc.
430	5.45%, 02/05/2013 - 07/15/2014	455
200	5.70%, 05/02/2017	204
100	6.05%, 05/16/2016	106
100	6.22%, 09/15/2026	101
320	6.40%, 08/28/2017	353
425	7.75%, 05/14/2038	465
	MetLife Global Funding I
500	2.50%, 01/11/2013 - 09/29/2015 ▪	508
	MetLife Institutional Funding II LLC
500	3.13%, 01/11/2016 ▪	519
	MetLife, Inc.
275	6.38%, 06/15/2034	308
50	7.72%, 02/15/2019	62
	Morgan Stanley
170	3.80%, 04/29/2016	171
225	4.00%, 07/24/2015	232
190	4.75%, 04/01/2014	198
400	5.45%, 01/09/2017	430
500	5.50%, 07/28/2021	516
725	5.63%, 09/23/2019	756
516	5.75%, 01/25/2021	543
650	6.00%, 04/28/2015	715
735	6.63%, 04/01/2018	818
	National City Bank
250	4.63%, 05/01/2013	263
	National City Corp.
40	4.90%, 01/15/2015	44
85	6.88%, 05/15/2019	99
	National Rural Utilities Cooperative Finance Corp.
235	1.90%, 11/01/2015	236
	Nationwide Mutual Insurance Co.
225	9.38%, 08/15/2039 ▪	287
	New York Life Global Funding
800	2.45%, 07/14/2016 ▪	813
200	3.00%, 05/04/2015 ▪	209
	Pacific Life Insurance Co.
100	9.25%, 06/15/2039 ▪	134
	PNC Funding Corp.
850	3.63%, 02/08/2015	901
300	5.25%, 11/15/2015	331
190	5.63%, 02/01/2017	211

The Hartford Balanced Income Fund
Schedule of Investments ― (continued)
July 31, 2011 (Unaudited)
(000’s Omitted)

Shares or Principal Amount ╬		Market Value ╪
CORPORATE BONDS: INVESTMENT GRADE - 32.0% - (continued)
	Finance and Insurance - 15.4% - (continued)
	Pricoa Global Funding I
$400	5.45%, 06/11/2014 ▪	$442
	Principal Financial Group, Inc.
65	7.88%, 05/15/2014	75
40	8.88%, 05/15/2019	52
	Prudential Financial, Inc.
136	3.00%, 05/12/2016	137
170	4.50%, 11/15/2020	175
170	6.10%, 06/15/2017	196
265	6.20%, 01/15/2015	299
	Realty Income Corp.
185	6.75%, 08/15/2019	216
	Reinsurance Group of America, Inc.
60	5.63%, 03/15/2017	66
	Simon Property Group L.P.
100	4.20%, 02/01/2015	107
120	4.38%, 03/01/2021	122
200	5.25%, 12/01/2016	223
100	5.75%, 12/01/2015	113
200	6.13%, 05/30/2018	229
100	6.75%, 02/01/2040	118
	State Street Capital Trust IV
100	1.25%, 06/15/2037 Δ	82
	SunTrust Banks, Inc.
410	3.60%, 04/15/2016	421
	Symetra Financial Corp.
10	6.13%, 04/01/2016 ▪	11
	Teachers Insurance & Annuity Association
272	6.85%, 12/16/2039 ▪	321
	UBS AG Stamford CT
425	2.25%, 01/28/2014	430
	UDR, Inc.
125	4.25%, 06/01/2018	127
	United Dominion Realty Trust, Inc.
55	6.05%, 06/01/2013	58
	UnitedHealth Group, Inc.
50	5.80%, 03/15/2036	53
130	6.00%, 02/15/2018	151
100	6.63%, 11/15/2037	117
	Unum Group
207	7.13%, 09/30/2016	241
	Ventas Realty L.P.
200	3.13%, 11/30/2015	204
316	4.75%, 06/01/2021	321
10	6.50%, 06/01/2016	10
	Wachovia Bank NA
525	6.60%, 01/15/2038	606
	Wachovia Capital Trust III
325	5.57%, 09/19/2011 ªΔ	303
	Wachovia Corp.
355	4.88%, 02/15/2014	380
300	5.50%, 08/01/2035	295
670	5.63%, 10/15/2016	743
50	5.75%, 06/15/2017	57
	Wellpoint, Inc.
525	6.00%, 02/15/2014	586
60	7.00%, 02/15/2019	73
	Wells Fargo & Co.
100	3.63%, 04/15/2015	105
375	3.68%, 06/15/2016	394
800	4.60%, 04/01/2021	833
750	5.63%, 12/11/2017	852
	WR Berkley Corp.
25	5.88%, 02/15/2013	26
	XL Capital Ltd.
50	5.25%, 09/15/2014	54
		69,637
	Food Manufacturing - 0.8%
	Cargill, Inc.
101	4.31%, 05/14/2021 ▪	105
300	6.00%, 11/27/2017 ▪	352
	Kellogg Co.
285	3.25%, 05/21/2018	295
	Kraft Foods, Inc.
750	2.63%, 05/08/2013	774
210	5.38%, 02/10/2020	237
600	6.50%, 08/11/2017 - 02/09/2040	711
1,075	6.75%, 02/19/2014	1,224
		3,698
	Food Services - 0.3%
	McDonald's Corp.
600	5.30%, 03/15/2017	705
400	6.30%, 10/15/2037	486
		1,191
	Health Care and Social Assistance - 1.4%
	Amgen, Inc.
400	4.10%, 06/15/2021	411
635	4.50%, 03/15/2020	674
425	6.40%, 02/01/2039	499
225	6.90%, 06/01/2038	278
	Cardinal Health, Inc.
250	4.00%, 06/15/2015	268
	Celgene Corp.
115	2.45%, 10/15/2015	116
	CVS Caremark Corp.
1,115	3.25%, 05/18/2015	1,172
245	5.75%, 06/01/2017 - 05/15/2041	264
325	6.13%, 09/15/2039	354
150	6.25%, 06/01/2027	174
37	6.94%, 01/10/2030	42
	CVS Lease Pass-Through Trust
18	6.04%, 12/10/2028	19
	Express Scripts, Inc.
195	3.13%, 05/15/2016	199
250	6.25%, 06/15/2014	281
	Medco Health Solutions, Inc.
525	2.75%, 09/15/2015	537
	Pfizer, Inc.
450	7.20%, 03/15/2039	598
	Roche Holdings, Inc.
250	6.00%, 03/01/2019 ▪	298
	St. Jude Medical, Inc.
225	2.50%, 01/15/2016	229
		6,413

The Hartford Balanced Income Fund
Schedule of Investments ― (continued)
July 31, 2011 (Unaudited)
(000’s Omitted)

Shares or Principal Amount ╬		Market Value ╪
CORPORATE BONDS: INVESTMENT GRADE - 32.0% - (continued)
	Information - 2.2%
	AT&T, Inc.
$175	4.45%, 05/15/2021	$185
270	5.35%, 09/01/2040	269
1,250	5.50%, 02/01/2018	1,434
90	6.15%, 09/15/2034	98
400	6.30%, 01/15/2038	443
460	6.50%, 09/01/2037	521
	BellSouth Telecommunications
300	7.00%, 12/01/2095	335
	Cellco Partnership - Verizon Wireless Capital
800	5.55%, 02/01/2014	884
325	8.50%, 11/15/2018	432
	CenturyLink, Inc.
350	6.45%, 06/15/2021	361
	Google, Inc.
625	2.13%, 05/19/2016	640
	Oracle Corp.
1,300	5.75%, 04/15/2018	1,535
	Qwest Corp.
25	7.63%, 06/15/2015	29
100	8.88%, 03/15/2012	104
	SBA Tower Trust
205	4.25%, 04/15/2015 ▪	217
	Verizon Communications, Inc.
400	4.60%, 04/01/2021	430
625	6.10%, 04/15/2018	741
150	6.35%, 04/01/2019	181
170	6.40%, 02/15/2038	195
280	8.75%, 11/01/2018	375
	Verizon Global Funding Corp.
310	7.75%, 12/01/2030	405
		9,814
	Machinery Manufacturing - 0.3%
	Danaher Corp.
410	2.30%, 06/23/2016	419
	Xerox Corp.
275	4.25%, 02/15/2015	296
100	6.35%, 05/15/2018	118
190	6.40%, 03/15/2016	221
100	8.25%, 05/15/2014	117
		1,171
	Mining - 0.2%
	Rio Tinto Finance USA Ltd.
221	1.88%, 11/02/2015	222
100	3.50%, 11/02/2020	100
225	4.13%, 05/20/2021	236
380	8.95%, 05/01/2014	458
		1,016
	Miscellaneous Manufacturing - 0.2%
	Boeing Co.
505	2.90%, 08/15/2018	507
	Goodrich Corp.
35	6.29%, 07/01/2016	41
	Textron, Inc.
300	6.20%, 03/15/2015	337
		885
	Motor Vehicle & Parts Manufacturing - 0.2%
	FUEL Trust
675	4.21%, 04/15/2016 ▪	686

	Petroleum and Coal Products Manufacturing - 1.0%
	AGL Capital Corp.
35	6.38%, 07/15/2016	41
	Amerada Hess Corp.
45	7.88%, 10/01/2029	58
	Atmos Energy Corp.
40	6.35%, 06/15/2017	47
	ConocoPhillips
775	6.50%, 02/01/2039	943
250	7.00%, 03/30/2029	305
	Devon Energy Corp.
260	7.95%, 04/15/2032	349
	Hess Corp.
150	5.60%, 02/15/2041	154
500	6.00%, 01/15/2040	538
185	7.00%, 02/15/2014	211
	Marathon Petroleum Corp.
90	5.13%, 03/01/2021 ▪	95
	Panhandle Eastern Pipeline
75	6.20%, 11/01/2017	87
	Sempra Energy
25	6.50%, 06/01/2016	29
70	8.90%, 11/15/2013	81
	Transocean, Inc.
215	4.95%, 11/15/2015	236
200	6.50%, 11/15/2020	235
	Valero Energy Corp.
410	4.50%, 02/01/2015	445
310	6.13%, 02/01/2020	354
195	6.63%, 06/15/2037	212
	Williams Partners L.P.
385	3.80%, 02/15/2015	408
90	4.13%, 11/15/2020	90
125	5.25%, 03/15/2020	137
		5,055
	Pipeline Transportation - 0.7%
	DCP Midstream LLC
250	6.75%, 09/15/2037 ▪	283
	Enterprise Products Operating L.P.
30	5.25%, 01/31/2020	33
1,015	5.65%, 04/01/2013	1,086
	Enterprise Products Operations LLC
100	6.50%, 01/31/2019	118
	Kinder Morgan Energy Partners L.P.
150	5.00%, 12/15/2013	162
200	5.80%, 03/01/2021	224
125	6.38%, 03/01/2041	135
150	6.55%, 09/15/2040	167
90	6.95%, 01/15/2038	104
350	7.30%, 08/15/2033	412
50	7.75%, 03/15/2032	61
100	9.00%, 02/01/2019	131

The Hartford Balanced Income Fund
Schedule of Investments ― (continued)
July 31, 2011 (Unaudited)
(000’s Omitted)

Shares or Principal Amount ╬		Market Value ╪
CORPORATE BONDS: INVESTMENT GRADE - 32.0% - (continued)
	Pipeline Transportation - 0.7% - (continued)
	Plains All American Pipeline L.P.
$100	3.95%, 09/15/2015	$107
125	5.75%, 01/15/2020	138
		3,161
	Primary Metal Manufacturing - 0.1%
	Alcoa, Inc.
125	5.87%, 02/23/2022	133
235	6.75%, 07/15/2018	268
		401
	Professional, Scientific and Technical Services - 0.2%
	Electronic Data Systems Corp.
40	7.45%, 10/15/2029	52
	IBM Corp.
860	1.95%, 07/22/2016	862
		914
	Public Administration - 0.1%
	Waste Management, Inc.
325	6.13%, 11/30/2039	363
250	6.38%, 03/11/2015	289
		652
	Rail Transportation - 0.1%
	Burlington Northern Santa Fe Corp.
150	5.75%, 05/01/2040	162
	CSX Corp.
185	4.25%, 06/01/2021	191
		353
	Real Estate and Rental and Leasing - 0.9%
	AMB Property L.P.
460	4.00%, 01/15/2018	454
175	4.50%, 08/15/2017	178
250	6.13%, 12/01/2016	278
	COX Communications, Inc.
800	5.45%, 12/15/2014	896
220	6.45%, 12/01/2036 ▪	248
215	7.13%, 10/01/2012	230
	Duke Realty L.P.
15	5.95%, 02/15/2017	17
	ERAC USA Finance Co.
65	2.25%, 01/10/2014 ▪	66
175	2.75%, 07/01/2013 ▪	179
50	5.80%, 10/15/2012 ▪	53
300	6.38%, 10/15/2017 ▪	354
125	7.00%, 10/15/2037 ▪	142
	Prologis, Inc.
95	6.25%, 03/15/2017	107
400	6.63%, 05/15/2018	453
	Regency Centers L.P.
190	4.80%, 04/15/2021	197
30	5.25%, 08/01/2015	33
15	5.88%, 06/15/2017	17
		3,902
	Retail Trade - 0.9%
	AutoZone, Inc.
500	4.00%, 11/15/2020	497
	Energy Transfer Partners
175	5.65%, 08/01/2012	183
125	6.63%, 10/15/2036	133
130	8.50%, 04/15/2014	152
	Home Depot, Inc.
400	5.88%, 12/16/2036	434
	Staples, Inc.
100	9.75%, 01/15/2014	119
	Target Corp.
300	5.38%, 05/01/2017	349
	Wal-Mart Stores, Inc.
600	3.25%, 10/25/2020	601
375	5.63%, 04/15/2041	415
850	6.20%, 04/15/2038	1,003
		3,886
	Transportation Equipment Manufacturing - 0.2%
	General Dynamics Corp.
910	2.25%, 07/15/2016	926

	Utilities - 2.5%
	CenterPoint Energy Houston Electric LLC
35	7.00%, 03/01/2014	40
	CenterPoint Energy Resources Corp.
290	4.50%, 01/15/2021 ▪	300
	Commonwealth Edison Co.
100	5.80%, 03/15/2018	115
	Cons Edison Co. of NY
140	5.70%, 06/15/2040	156
	Dominion Resources, Inc.
900	5.15%, 07/15/2015	1,010
35	5.20%, 08/15/2019	39
181	6.25%, 06/30/2012	190
	Duke Energy Indiana, Inc.
225	3.75%, 07/15/2020	231
	Edison International
140	3.75%, 09/15/2017	144
	Entergy Corp.
115	3.63%, 09/15/2015	118
	Exelon Generation Co. LLC
325	4.00%, 10/01/2020	320
270	5.20%, 10/01/2019	289
125	5.35%, 01/15/2014	136
	Georgia Power Co.
320	4.75%, 09/01/2040	309
	Great Plains Energy, Inc.
181	4.85%, 06/01/2021	187
	Kansas City Power & Light Co.
50	7.15%, 04/01/2019	61
	MidAmerican Energy Holdings Co.
285	5.00%, 02/15/2014	310
100	5.75%, 04/01/2018	115
250	5.88%, 10/01/2012	265
	Nevada Power Co.
100	6.50%, 08/01/2018	119
	NiSource Finance Corp.
10	5.25%, 09/15/2017	11
140	6.40%, 03/15/2018	162

The Hartford Balanced Income Fund
Schedule of Investments ― (continued)
July 31, 2011 (Unaudited)
(000’s Omitted)

Shares or Principal Amount ╬		Market Value ╪
CORPORATE BONDS: INVESTMENT GRADE - 32.0% - (continued)
	Utilities - 2.5% - (continued)
	Oncor Electric Delivery
$500	5.00%, 09/30/2017	$553
215	5.25%, 09/30/2040	218
	Pacific Gas & Electric Co.
150	6.05%, 03/01/2034	168
	Pacific Gas & Electric Energy Recovery Funding LLC
725	8.25%, 10/15/2018	948
	Pacificorp
250	6.25%, 10/15/2037	299
	Peco Energy Co.
20	5.70%, 03/15/2037	21
	Pepco Holdings, Inc.
230	2.70%, 10/01/2015	235
	PPL Electric Utilities Corp.
110	5.20%, 07/15/2041	114
	Progress Energy, Inc.
1,050	7.05%, 03/15/2019	1,289
	PSEG Power LLC
275	2.50%, 04/15/2013	280
225	8.63%, 04/15/2031	297
	San Diego Gas & Electric Co.
285	4.50%, 08/15/2040	270
	Scana Corp.
500	4.75%, 05/15/2021	518
	Sierra Pacific Power Co.
100	6.00%, 05/15/2016	116
	Southern California Edison Co.
225	4.50%, 09/01/2040	216
	Southern Co.
300	2.38%, 09/15/2015	305
	Union Electric Co.
145	6.40%, 06/15/2017	171
	Virginia Electric & Power Co.
325	3.45%, 09/01/2022	320
200	6.35%, 11/30/2037	238
	Xcel Energy, Inc.
150	4.70%, 05/15/2020	162
		11,365
	Wholesale Trade - 0.1%
	Avnet, Inc.
50	6.63%, 09/15/2016	58
	International Paper Co.
200	7.30%, 11/15/2039	230
		288
	Total corporate bonds: investment grade
	(cost $139,004)	$144,479

CORPORATE BONDS: NON-INVESTMENT GRADE - 7.4%
	Accommodation and Food Services - 0.1%
	Harrah's Operating Co., Inc.
$180	11.25%, 06/01/2017	$198
	MGM Mirage, Inc.
25	9.00%, 03/15/2020	28
155	11.13%, 11/15/2017	178
	Wynn Las Vegas LLC
35	7.75%, 08/15/2020	39
		443
	Administrative Waste Management and Remediation - 0.1%
	Casella Waste Systems, Inc.
270	7.75%, 02/15/2019 ▪	267

	Agriculture, Forestry, Fishing and Hunting - 0.0%
	Southern States Coop, Inc.
25	11.25%, 05/15/2015 ▪	28
	Weyerhaeuser Co.
110	7.38%, 03/15/2032	118
		146
	Air Transportation - 0.0%
	Continental Airlines, Inc.
39	6.90%, 04/19/2022	39
61	9.80%, 04/01/2021	63
		102
	Apparel Manufacturing - 0.0%
	Hanesbrands, Inc.
46	6.38%, 12/15/2020	46

	Arts, Entertainment and Recreation - 0.6%
	AMC Entertainment, Inc.
190	8.00%, 03/01/2014	190
31	9.75%, 12/01/2020 ▪	32
	Bresnan Broadband Holdings LLC
150	8.00%, 12/15/2018 ▪	156
	CCO Holdings LLC
45	6.50%, 04/30/2021	45
146	7.00%, 01/15/2019	152
261	7.25%, 10/30/2017	275
55	7.88%, 04/30/2018	59
5	8.13%, 04/30/2020	6
	Citycenter Holdings LLC
108	7.63%, 01/15/2016 ▪	113
	Clear Channel Worldwide Holdings, Inc.
50	9.25%, 12/15/2017	54
	CSC Holdings, Inc.
130	7.88%, 02/15/2018	143
	Equinix, Inc.
95	7.00%, 07/15/2021	99
30	8.13%, 03/01/2018	33
	First Data Corp.
30	7.38%, 06/15/2019 ▪	30
36	8.25%, 01/15/2021 ▪	35
36	8.75%, 01/15/2022 ▪	35
9	9.88%, 09/24/2015	9
325	10.55%, 09/24/2015	327
143	12.63%, 01/15/2021 ▪	152
	Isle of Capri Casinos, Inc.
120	7.75%, 03/15/2019 ▪	122
	NAI Entertainment Holdings LLC
101	8.25%, 12/15/2017 ▪	109
	Peninsula Gaming LLC
120	8.38%, 08/15/2015	127
5	10.75%, 08/15/2017	5
	Regal Entertainment Group
15	9.13%, 08/15/2018	16

The Hartford Balanced Income Fund
Schedule of Investments ― (continued)
July 31, 2011 (Unaudited)
(000’s Omitted)

Shares or Principal Amount ╬		Market Value ╪
CORPORATE BONDS: NON-INVESTMENT GRADE - 7.4% - (continued)
	Arts, Entertainment and Recreation - 0.6% - (continued)
	Sinclair Television Group
$65	9.25%, 11/01/2017 ▪	$71
	TL Acquisitions, Inc.
245	10.50%, 01/15/2015 ▪	209
	Virgin River Casino Corp.
10	0.00%, 01/15/2012 •	5
		2,609
	Beverage and Tobacco Product Manufacturing - 0.1%
	Constellation Brands, Inc.
180	7.25%, 09/01/2016	198

	Chemical Manufacturing - 0.1%
	Celanese US Holdings LLC
50	6.63%, 10/15/2018	54
	CF Industries Holdings, Inc.
120	6.88%, 05/01/2018	137
35	7.13%, 05/01/2020	41
	Diversey, Inc.
30	8.25%, 11/15/2019	35
	Ferro Corp.
20	7.88%, 08/15/2018	21
	Hexion U.S. Finance Corp.
95	9.00%, 11/15/2020	99
	Momentive Performance
120	9.00%, 01/15/2021	124
	Solutia, Inc.
25	7.88%, 03/15/2020	27
		538
	Computer and Electronic Product Manufacturing - 0.3%
	Advanced Micro Devices, Inc.
25	7.75%, 08/01/2020	27
5	8.13%, 12/15/2017	5
	CDW Escrow Corp.
277	8.50%, 04/01/2019 ▪	273
	CDW LLC/CDW Finance
120	8.00%, 12/15/2018 ▪	126
2	11.00%, 10/12/2015	2
2	11.50%, 10/12/2015	2
	Esterline Technologies Corp.
60	7.00%, 08/01/2020	64
	Freescale Semiconductor, Inc.
255	9.25%, 04/15/2018 ▪	278
44	10.75%, 08/01/2020 ▪	50
	Jabil Circuit, Inc.
20	8.25%, 03/15/2018	23
	Seagate HDD Cayman
280	6.88%, 05/01/2020 ▪	281
51	7.00%, 11/01/2021 ▪	51
	Seagate Technology Holdings
80	6.80%, 10/01/2016	85
	Sorenson Communications
200	10.50%, 02/01/2015 ▪	137
		1,404
	Construction - 0.0%
	Pulte Homes, Inc.
45	5.20%, 02/15/2015	45
	Toll Brothers Finance Corp.
20	6.75%, 11/01/2019	21
		66
	Fabricated Metal Product Manufacturing - 0.1%
	Ball Corp.
255	6.63%, 03/15/2018	263
	BWAY Holding Co.
35	10.00%, 06/15/2018	38
	Crown Americas, Inc.
55	6.25%, 02/01/2021 ▪	56
55	7.63%, 05/15/2017	60
	Masco Corp.
25	7.13%, 03/15/2020	26
		443
	Finance and Insurance - 1.1%
	Ally Financial, Inc.
40	8.00%, 03/15/2020	43
	Arch Western Finance LLC
7	6.75%, 07/01/2013	7
	CIT Group, Inc.
250	6.63%, 04/01/2018 ▪	264
107	7.00%, 05/01/2014 - 05/01/2017	108
655	7.00%, 05/04/2015 - 05/02/2017 ▪	657
	Community Choice Financial
235	10.75%, 05/01/2019 ▪	241
	CPM Holdings, Inc.
120	10.63%, 09/01/2014	130
	Credit Acceptance Corp.
105	9.13%, 02/01/2017	111
	Discover Financial Services, Inc.
10	6.45%, 06/12/2017	11
	Dollar Financial Corp.
20	3.00%, 04/01/2028 ۞	25
	Felcor Escrow Holdings
195	6.75%, 06/01/2019 ▪	190
	Fibria Overseas Finance Ltd.
120	7.50%, 05/04/2020 ▪	131
	Ford Motor Credit Co.
70	7.00%, 10/01/2013	75
230	8.00%, 12/15/2016	264
200	8.13%, 01/15/2020	237
	GMAC LLC
20	6.00%, 12/15/2011	20
	Host Hotels & Resorts L.P.
110	6.00%, 11/01/2020	113
	Host Marriott L.P.
90	6.38%, 03/15/2015	92
70	6.75%, 06/01/2016	72
	Lazard Group
80	6.85%, 06/15/2017	90
	NB Capital Trust IV
65	8.25%, 04/15/2027	66
	Offshore Group Investments Ltd.
156	11.50%, 08/01/2015	173
15	11.50%, 08/01/2015 ▪	16
	Provident Funding Associates L.P.
245	10.25%, 04/15/2017 ▪	268

The Hartford Balanced Income Fund
Schedule of Investments ― (continued)
July 31, 2011 (Unaudited)
(000’s Omitted)

Shares or Principal Amount ╬		Market Value ╪
CORPORATE BONDS: NON-INVESTMENT GRADE - 7.4% - (continued)
	Finance and Insurance - 1.1% - (continued)
	SLM Corp.
$50	5.00%, 04/15/2015	$51
200	5.63%, 08/01/2033	176
525	6.25%, 01/25/2016	549
181	8.00%, 03/25/2020	198
170	8.45%, 06/15/2018	190
	Speedy Cash, Inc.
116	10.75%, 05/15/2018 ▪	120
	Titlemax
165	13.25%, 07/15/2015	185
	TMX Finance LLC
65	13.25%, 07/15/2015 ▪	73
		4,946
	Food Manufacturing - 0.0%
	Darling International, Inc.
55	8.50%, 12/15/2018	61
	Land O'Lakes Capital Trust
15	7.45%, 03/15/2028 ▪	14
	Smithfield Foods, Inc.
40	10.00%, 07/15/2014	47
		122
	Food Services - 0.0%
	ARAMARK Holdings Corp.
120	8.63%, 05/01/2016 ▪	124

	Furniture and Related Product Manufacturing - 0.0%
	Masco Corp.
35	6.13%, 10/03/2016	36
25	6.50%, 08/15/2032	22
		58
	Health Care and Social Assistance - 0.7%
	Alere, Inc.
60	9.00%, 05/15/2016	62
	American Renal Holdings
125	8.38%, 05/15/2018	129
	Amylin Pharmaceuticals, Inc.
160	3.00%, 06/15/2014 ۞	149
	Biomet, Inc.
160	10.00%, 10/15/2017	174
10	10.38%, 10/15/2017	11
	Bioscrip, Inc.
170	10.25%, 10/01/2015	178
	Community Health Systems, Inc.
215	8.88%, 07/15/2015	222
	HCA, Inc.
370	6.38%, 01/15/2015	378
50	6.50%, 02/15/2016 - 02/15/2020	51
115	7.25%, 09/15/2020	121
133	9.63%, 11/15/2016	142
26	9.88%, 02/15/2017	29
	HealthSouth Corp.
275	7.25%, 10/01/2018	288
	IMS Health, Inc.
50	12.50%, 03/01/2018 ▪	59
	Life Technologies Corp.
305	4.40%, 03/01/2015	328
	Radiation Therapy Services, Inc.
130	9.88%, 04/15/2017	127
	Rite Aid Corp.
75	8.00%, 08/15/2020	83
15	9.75%, 06/12/2016	17
15	10.25%, 10/15/2019	17
125	10.38%, 07/15/2016	134
	STHI Holding Corp.
40	8.00%, 03/15/2018 ▪	41
	Tenet Healthcare Corp.
95	8.88%, 07/01/2019	105
50	9.00%, 05/01/2015	53
		2,898
	Information - 0.8%
	Charter Communications Holdings II LLC
29	13.50%, 11/30/2016	34
	Citizens Communications Co.
60	7.13%, 03/15/2019	62
	Cricket Communications, Inc.
150	7.75%, 05/15/2016	160
85	10.00%, 07/15/2015	92
	CSC Holdings, Inc.
165	7.63%, 07/15/2018	180
	Deluxe Corp.
12	7.00%, 03/15/2019 ▪	12
125	7.38%, 06/01/2015	129
	DISH DBS Corp.
335	6.75%, 06/01/2021 ▪	346
	EH Holding Corp.
236	6.50%, 06/15/2019 ▪	243
	Frontier Communications Corp.
205	7.88%, 04/15/2015	223
105	8.13%, 10/01/2018	115
60	8.25%, 05/01/2014 - 04/15/2017	66
	GCI, Inc.
95	6.75%, 06/01/2021	96
	Leap Wireless International, Inc.
140	4.50%, 07/15/2014 ۞	133
	Mediacom Broadband LLC
210	8.50%, 10/15/2015	217
	Mediacom LLC
195	9.13%, 08/15/2019	208
	MetroPCS Wireless, Inc.
100	6.63%, 11/15/2020	100
260	7.88%, 09/01/2018	277
	Qwest Communications International, Inc.
100	7.13%, 04/01/2018	107
	SBA Telecommunications
165	8.00%, 08/15/2016	176
	Sprint Nextel Corp.
107	6.00%, 12/01/2016	107
	Syniverse Holdings, Inc.
85	9.13%, 01/15/2019 ▪	89
	West Corp.
170	8.63%, 10/01/2018 ▪	176

The Hartford Balanced Income Fund
Schedule of Investments ― (continued)
July 31, 2011 (Unaudited)
(000’s Omitted)

Shares or Principal Amount ╬		Market Value ╪
CORPORATE BONDS: NON-INVESTMENT GRADE - 7.4% - (continued)
	Information - 0.8% - (continued)
	Windstream Corp.
$225	7.75%, 10/15/2020 - 10/01/2021	$238
165	8.13%, 09/01/2018	177
170	8.63%, 08/01/2016	178
	Wireco Worldgroup, Inc.
25	9.75%, 05/15/2017 ▪	26
		3,967
	Machinery Manufacturing - 0.1%
	Actuant Corp.
10	6.88%, 06/15/2017	10
	Case New Holland, Inc.
290	7.88%, 12/01/2017 ▪	329
		339
	Mining - 0.1%
	Arch Coal, Inc.
15	7.25%, 10/01/2020	16
5	8.75%, 08/01/2016	5
	Consol Energy, Inc.
25	8.25%, 04/01/2020	28
	Peabody Energy Corp.
135	6.50%, 09/15/2020	146
280	7.38%, 11/01/2016	317
		512
	Miscellaneous Manufacturing - 0.2%
	ACCO Brands Corp.
90	7.63%, 08/15/2015	91
	BE Aerospace, Inc.
210	6.88%, 10/01/2020	226
	Owens-Brockway
155	7.38%, 05/15/2016	169
	Reynolds Group Issuer, Inc.
140	6.88%, 02/15/2021 ▪	135
50	8.75%, 05/15/2018 ▪	48
	Transdigm, Inc.
250	7.75%, 12/15/2018 ▪	266
		935
	Motor Vehicle & Parts Manufacturing - 0.4%
	Accuride Corp.
40	9.50%, 08/01/2018	43
	Arvinmeritor, Inc.
25	10.63%, 03/15/2018	28
	ArvinMeritor, Inc.
270	8.13%, 09/15/2015	280
	Chrysler Group
335	8.25%, 06/15/2021 ▪	328
	Ford Motor Co.
65	4.25%, 11/15/2016 ۞	102
350	7.45%, 07/16/2031	399
	Tenneco, Inc.
240	7.75%, 08/15/2018	256
	TRW Automotive, Inc.
20	7.00%, 03/15/2014 ▪	22
135	7.25%, 03/15/2017 ▪	148
		1,606
	Other Services - 0.1%
	Service Corp. International
225	6.75%, 04/01/2016	243
105	7.63%, 10/01/2018	117
		360
	Paper Manufacturing - 0.1%
	Clearwater Paper Corp.
20	7.13%, 11/01/2018	21
	Georgia-Pacific LLC
30	5.40%, 11/01/2020 ▪	32
	Neenah Paper, Inc.
184	7.38%, 11/15/2014	187
		240
	Petroleum and Coal Products Manufacturing - 0.7%
	Alpha Natural Resources, Inc.
56	6.00%, 06/01/2019	58
40	6.25%, 06/01/2021	41
	Anadarko Petroleum Corp.
170	5.75%, 06/15/2014	189
100	5.95%, 09/15/2016	115
175	6.20%, 03/15/2040	186
30	6.38%, 09/15/2017	36
150	6.95%, 06/15/2019	181
125	7.95%, 06/15/2039	160
	Antero Resources Finance
165	7.25%, 08/01/2019 ▪	167
100	9.38%, 12/01/2017	110
	Aquilex Holdings LLC
170	11.13%, 12/15/2016	163
	Berry Petroleum Co.
15	10.25%, 06/01/2014	17
	Chesapeake Energy Corp.
275	2.50%, 05/15/2037 ۞	299
	CPI International Acquisition, Inc.
135	7.75%, 02/15/2019 ▪	138
	Denbury Resources, Inc.
10	8.25%, 02/15/2020	11
	Encore Acquisition Co.
15	9.50%, 05/01/2016	17
	Ferrellgas Partners L.P.
40	6.50%, 05/01/2021	39
	Newfield Exploration Co.
120	7.13%, 05/15/2018	128
	Petrohawk Energy Corp.
15	7.25%, 08/15/2018	18
125	10.50%, 08/01/2014	142
	Petroleum Development Corp.
20	12.00%, 02/15/2018	22
	Pioneer Natural Resources Co.
95	5.88%, 07/15/2016	101
295	6.65%, 03/15/2017	325
145	6.88%, 05/01/2018	160
	Range Resources Corp.
250	5.75%, 06/01/2021	262
15	6.75%, 08/01/2020	16
	Rosetta Resources, Inc.
95	9.50%, 04/15/2018	106

The Hartford Balanced Income Fund
Schedule of Investments ― (continued)
July 31, 2011 (Unaudited)
(000’s Omitted)

Shares or Principal Amount ╬		Market Value ╪
CORPORATE BONDS: NON-INVESTMENT GRADE - 7.4% - (continued)
	Petroleum and Coal Products Manufacturing - 0.7% - (continued)
	Thermon Industries, Inc.
$52	9.50%, 05/01/2017	$56
		3,263
	Pipeline Transportation - 0.3%
	Dynegy Holdings, Inc.
15	8.38%, 05/01/2016	11
	El Paso Corp.
125	6.50%, 09/15/2020	139
250	7.00%, 06/15/2017	289
	El Paso Natural Gas Co.
70	5.95%, 04/15/2017	81
50	7.25%, 06/01/2018	58
	Kinder Morgan Finance Co.
60	6.00%, 01/15/2018 ▪	62
	NGPL Pipeco LLC
230	6.51%, 12/15/2012 ▪	243
	Rockies Express Pipeline
175	3.90%, 04/15/2015 ▪	181
		1,064
	Plastics and Rubber Products Manufacturing - 0.0%
	Plastipak Holdings, Inc.
10	10.63%, 08/15/2019 ▪	11
	Rock Tenn Co.
15	9.25%, 03/15/2016	16
	Solo Cup Co.
15	10.50%, 11/01/2013	16
		43
	Printing and Related Support Activities - 0.1%
	Cenveo Corp.
190	7.88%, 12/01/2013	181
	Harland Clarke Holdings
215	9.50%, 05/15/2015	193
		374
	Professional, Scientific and Technical Services - 0.2%
	Checkout Holdings Corp.
210	0.62%, 11/15/2015 ▪○	133
	Lamar Media Corp.
105	6.63%, 08/15/2015	106
	Mantech International Corp.
20	7.25%, 04/15/2018	21
	Sitel LLC
40	11.50%, 04/01/2018	36
	SunGard Data Systems, Inc.
200	7.38%, 11/15/2018	203
45	7.63%, 11/15/2020	46
162	10.25%, 08/15/2015	168
		713
	Real Estate and Rental and Leasing - 0.4%
	Hertz Corp.
165	6.75%, 04/15/2019 ▪	165
	International Lease Finance Corp.
260	5.65%, 06/01/2014	264
195	5.75%, 05/15/2016	195
205	6.25%, 05/15/2019	204
170	6.63%, 11/15/2013	177
30	6.75%, 09/01/2016 ▪	32
465	7.13%, 09/01/2018 ▪	495
160	8.75%, 03/15/2017	179
	United Rentals North America, Inc.
100	8.38%, 09/15/2020	104
95	10.88%, 06/15/2016	109
		1,924
	Retail Trade - 0.2%
	ACCO Brands Corp.
20	10.63%, 03/15/2015	22
	Affinia Group, Inc.
45	9.00%, 11/30/2014	46
45	10.75%, 08/15/2016 ▪	50
	Amerigas Partners L.P.
170	6.50%, 05/20/2021	174
	AutoNation, Inc.
35	6.75%, 04/15/2018	38
	Catalina Marketing Corp.
90	10.50%, 10/01/2015 ▪	95
	Dollar General Corp.
14	11.88%, 07/15/2017	16
	Easton-Bell Sports, Inc.
25	9.75%, 12/01/2016	28
	Federated Retail Holdings, Inc.
110	5.90%, 12/01/2016	126
	HSN, Inc.
110	11.25%, 08/01/2016	125
	Ltd. Brands, Inc.
35	7.00%, 05/01/2020	37
	Macys Retails Holdings, Inc.
20	7.00%, 02/15/2028	23
	May Department Stores
20	6.70%, 09/15/2028	22
	Michaels Stores, Inc.
190	7.75%, 11/01/2018 ▪	190
	QVC, Inc.
20	7.38%, 10/15/2020 ▪	22
		1,014
	Soap, Cleaning Compound, and Toilet Manufacturing - 0.0%
	Revlon Consumer Products
40	9.75%, 11/15/2015	44
	Sally Holdings LLC
20	10.50%, 11/15/2016	21
	Yankee Acquisition Corp.
120	9.75%, 02/15/2017	127
		192
	Transportation Equipment Manufacturing - 0.0%
	Huntington Ingalls Industries, Inc.
80	6.88%, 03/15/2018 ▪	82
106	7.13%, 03/15/2021 ▪	110
		192

The Hartford Balanced Income Fund
Schedule of Investments ― (continued)
July 31, 2011 (Unaudited)
(000’s Omitted)

Shares or Principal Amount ╬		Market Value ╪
CORPORATE BONDS: NON-INVESTMENT GRADE - 7.4% - (continued)
	Utilities - 0.3%
	AES Corp.
$265	7.75%, 10/15/2015	$286
35	8.00%, 10/15/2017	38
	Calpine Corp.
110	7.25%, 10/15/2017 ▪	113
25	7.50%, 02/15/2021 ▪	26
	CenterPoint Energy, Inc.
30	6.50%, 05/01/2018	35
	Edison Mission Energy
165	7.20%, 05/15/2019	124
	Energy Future Intermediate Holding Co. LLC
12	10.00%, 12/01/2020	13
	Ipalco Enterprises, Inc.
30	7.25%, 04/01/2016 ▪	33
	NRG Energy, Inc.
40	7.38%, 01/15/2017	42
	Texas Competitive Electric Co.
275	11.50%, 10/01/2020 ▪	254
		964
	Water Transportation - 0.1%
	American Commercial Lines, Inc.
140	10.63%, 02/15/2016 ▪	122
	Hornbeck Offshore Services, Inc.
25	6.13%, 12/01/2014	25
	Marquette Transport Co.
70	10.88%, 01/15/2017	70
	Royal Caribbean Cruises Ltd.
20	11.88%, 07/15/2015	25
		242
	Wholesale Trade - 0.1%
	Interpublic Group of Co., Inc.
120	6.25%, 11/15/2014	133
20	10.00%, 07/15/2017	24
	Verso Paper Corp.
185	8.75%, 02/01/2019 ▪	172
		329
	Total corporate bonds: non-investment grade
	(cost $31,789)	$32,683

FOREIGN BONDS - 11.1%
	Arts, Entertainment and Recreation - 0.1%
	BSKYB Finance UK plc
$350	6.50%, 10/15/2035 ▪	$383
	Grupo Televisa S.A
95	6.63%, 01/15/2040	104
	Net Servicos De Comnicacao S.A
100	7.50%, 01/27/2020	116
	Virgin Media Secured Finance plc
100	6.50%, 01/15/2018	110
		713
	Beverage and Tobacco Product Manufacturing - 0.5%
	Anheuser-Busch InBev N.V
400	1.50%, 07/14/2014	404
625	5.38%, 11/15/2014 - 01/15/2020	707
100	8.00%, 11/15/2039	143
	BAT International Finance plc
20	8.13%, 11/15/2013 ▪	23
35	9.50%, 11/15/2018 ▪	47
	Diageo Capital plc
180	5.75%, 10/23/2017	211
	Pernod-Ricard S.A
900	5.75%, 04/07/2021 ▪	973
		2,508
	Chemical Manufacturing - 0.2%
	Agrium, Inc.
200	6.75%, 01/15/2019	240
	Braskem Finance Ltd.
100	7.00%, 05/07/2020 §	110
	Methanex Corp.
20	8.75%, 08/15/2012	21
	Potash Corp. of Saskatchewan, Inc.
100	5.25%, 05/15/2014	111
	Yara International ASA
160	5.25%, 12/15/2014 ▪	177
150	7.88%, 06/11/2019 ▪	188
		847
	Computer and Electronic Product Manufacturing - 0.0%
	eAccess Ltd.
75	8.25%, 04/01/2018 ▪	76
	Siemens Finance
100	6.13%, 08/17/2026 ▪	118
		194
	Construction - 0.1%
	Aguila 3 S.A
335	7.88%, 01/31/2018 ▪	338

	Finance and Insurance - 2.4%
	Abbey National Treasury Service
200	3.88%, 11/10/2014 ▪	204
	Aegon N.V
85	4.63%, 12/01/2015	90
	Banco de Credito del Peru/Panama
30	5.38%, 09/16/2020 §	30
	Banco do Brasil
200	5.88%, 01/26/2022 ▪	203
	Bancolombia S.A
125	6.13%, 07/26/2020	130
	Barclays Bank plc
750	5.14%, 10/14/2020	716
540	6.05%, 12/04/2017 ▪	565
	BM & F Bovespa
195	5.50%, 07/16/2020 §	202
	BP Capital Markets plc
375	3.13%, 10/01/2015	393
100	3.88%, 03/10/2015	107
175	4.74%, 03/11/2021	190
275	5.25%, 11/07/2013	299
	Credit Suisse
490	5.40%, 01/14/2020	505
	Deutsche Bank AG
350	3.25%, 01/11/2016	358

The Hartford Balanced Income Fund
Schedule of Investments ― (continued)
July 31, 2011 (Unaudited)
(000’s Omitted)

Shares or Principal Amount ╬			Market Value ╪
FOREIGN BONDS - 11.1% - (continued)
		Finance and Insurance - 2.4% - (continued)
		HSBC Holdings plc
	$330	3.50%, 06/28/2015 ▪	$343
	500	5.10%, 04/05/2021	525
	600	6.80%, 06/01/2038	644
		Itau Unibanco Holding S.A
	100	5.75%, 01/22/2021 ▪	102
		LBG Capital No. 1 plc
	404	7.88%, 11/01/2020 ۞▪	379
		National Money Mart Co.
	75	10.38%, 12/15/2016	83
		Nomura Holdings, Inc.
	300	5.00%, 03/04/2015	319
		Nordea Bank AB
	105	3.70%, 11/13/2014 ▪	111
	560	4.88%, 05/13/2021 ▪	550
		Royal Bank of Canada
	700	2.30%, 07/20/2016	703
		Royal Bank of Scotland plc
	210	3.95%, 09/21/2015	211
	200	4.88%, 08/25/2014 ▪	210
	125	4.88%, 03/16/2015	130
	100	5.63%, 08/24/2020	101
	250	6.13%, 01/11/2021	262
		RSHB Capital S.A
	100	6.30%, 05/15/2017 §	107
		SB Capital (Sberbank)
	200	5.40%, 03/24/2017 §	208
		SB Capital S.A
	115	5.50%, 07/07/2015 §	121
		Societe Generale
	220	5.20%, 04/15/2021 ▪	216
		Standard Chartered plc
	250	3.20%, 05/12/2016 ▪	252
	200	5.50%, 11/18/2014 ▪	221
		Svenska Handelsbanken Ab
	100	4.88%, 06/10/2014 ▪	108
		Vnesheconombank
	210	6.80%, 11/22/2025 §	219
	235	6.90%, 07/09/2020 §	255
			10,372
		Foreign Governments - 4.9%
		Argentina (Republic of)
EUR	235	2.26%, 12/31/2038	116
	1,070	2.50%, 12/31/2038	463
EUR	169	7.82%, 12/31/2033	177
	389	8.28%, 12/31/2033	339
		Banco Nacional De Desenvolvimento
	100	6.37%, 06/16/2018 §	114
		Brazil (Republic of)
BRL	103	6.00%, 05/15/2015 ж	65
	95	7.13%, 01/20/2037	122
	365	8.25%, 01/20/2034	516
	50	8.75%, 02/04/2025	71
	365	8.88%, 10/14/2019	505
	120	10.13%, 05/15/2027	191
	15	12.25%, 03/06/2030	28
		Colombia (Republic of)
	200	7.38%, 01/27/2017	246
COP	281,000	7.75%, 04/14/2021	181
	50	8.13%, 05/21/2024	68
COP	10,000	9.85%, 06/28/2027	7
	85	10.38%, 01/28/2033	136
	125	11.75%, 02/25/2020	197
COP	108,000	12.00%, 10/22/2015	77
		Dominican Republic
	100	7.50%, 05/06/2021 §	105
	148	9.04%, 01/23/2018 §	168
		El Salvador (Republic of)
	90	7.75%, 01/24/2023 §	102
	10	8.25%, 04/10/2032 §	11
		Emirate of Abu Dhabi
	200	6.75%, 04/08/2019 §	239
		Hungary (Republic of)
EUR	55	6.00%, 01/11/2019 §	78
	36	6.38%, 03/29/2021	37
	130	7.63%, 03/29/2041	139
		Indonesia (Republic of)
	150	6.63%, 02/17/2037 §	174
	215	6.75%, 03/10/2014 §	240
	980	6.88%, 03/09/2017 - 01/17/2018 §	1,164
	90	7.25%, 04/20/2015 §	105
	300	7.75%, 01/17/2038 §	391
	180	10.38%, 05/04/2014 §	220
		Ivory Coast (Republic of)
	100	0.00%, 12/31/2032 ▪•	54
	100	0.00%, 12/31/2032 •§	54
		Lithuania (Republic of)
	100	7.38%, 02/11/2020 §	116
		Mexican Bonos De Desarrollo
MXN	1,390	8.00%, 06/11/2020 Δ	130
		Mexican Bonos Desarr
MXN	2,818	6.50%, 06/10/2021 Δ	237
MXN	3,600	8.00%, 12/17/2015	333
		Panama (Republic of)
	88	7.25%, 03/15/2015	104
	110	8.88%, 09/30/2027	159
	55	9.38%, 04/01/2029	83
		Peru (Republic of)
	135	5.63%, 11/18/2050	133
PEN	75	7.84%, 08/12/2020 §	31
	375	8.38%, 05/03/2016	470
	320	8.75%, 11/21/2033	458
	90	9.88%, 02/06/2015	113
		Philippines (Republic of)
	530	7.50%, 09/25/2024	666
	130	8.00%, 01/15/2016	159
	65	8.25%, 01/15/2014	75
	150	8.38%, 06/17/2019	197
	100	9.88%, 01/15/2019	138
	215	10.63%, 03/16/2025	337
		Poland (Republic of)
	65	3.88%, 07/16/2015	68
	75	5.13%, 04/21/2021	78

The Hartford Balanced Income Fund
Schedule of Investments ― (continued)
July 31, 2011 (Unaudited)
(000’s Omitted)

Shares or Principal Amount ╬			Market Value ╪
FOREIGN BONDS - 11.1% - (continued)
		Foreign Governments - 4.9% - (continued)
		Qatar (State of)
	$125	4.00%, 01/20/2015 §	$133
	15	9.75%, 06/15/2030 §	23
		Russian Federation Government
	300	3.63%, 04/29/2015 ▪	309
	900	3.63%, 04/29/2015 §	927
	800	5.00%, 04/29/2020 §	842
	342	7.50%, 03/31/2030 §	408
	30	11.00%, 07/24/2018 §	43
	225	12.75%, 06/24/2028 §	401
		South Africa (Republic of)
	200	6.88%, 05/27/2019	241
ZAR	1,485	8.00%, 12/21/2018	220
		Turkey (Republic of)
	265	5.63%, 03/30/2021	280
	400	6.00%, 01/14/2041	391
	485	6.75%, 04/03/2018	557
	24	6.88%, 03/17/2036	27
	970	7.00%, 09/26/2016	1,119
	280	7.25%, 03/15/2015	320
	200	7.50%, 07/14/2017	237
	180	9.50%, 01/15/2014	209
TRY	7	10.00%, 02/15/2012 ж	4
		Ukraine (Government of)
	350	6.25%, 06/17/2016 ▪	354
	200	7.75%, 09/23/2020	209
	200	7.95%, 02/23/2021 ▪	211
		United Mexican States
	366	5.13%, 01/15/2020	404
	416	5.63%, 01/15/2017	475
	30	5.75%, 10/12/2110	29
	72	5.88%, 02/17/2014	80
	40	5.95%, 03/19/2019	46
	120	6.05%, 01/11/2040	132
	475	6.75%, 09/27/2034	571
	75	7.50%, 04/08/2033	97
ITL	5,000	11.00%, 05/08/2017	5
		Uruguay (Republic of)
	150	7.88%, 01/15/2033	194
	25	8.00%, 11/18/2022	33
		Venezuela (Republic of)
	171	7.00%, 12/01/2018 §	123
	200	9.00%, 05/07/2023 §	143
	225	9.25%, 09/15/2027	168
	626	9.25%, 05/07/2028 §	442
	560	12.75%, 08/23/2022 §	505
			21,897
		Health Care and Social Assistance - 0.1%
		Sanofi-Aventis S.A
	275	1.63%, 03/28/2014	280
		Valeant Pharmaceuticals International
	130	6.75%, 08/15/2021 ▪	123
			403
		Information - 0.9%
		America Movil S.A. de C.V
	160	5.00%, 03/30/2020	173
		Deutsche Telekom International Finance B.V
	185	3.13%, 04/11/2016 ▪	191
	425	4.88%, 07/08/2014	465
	370	8.75%, 06/15/2030	510
		Intelsat Bermuda Ltd.
	60	11.50%, 02/04/2017 ▪	64
	132	11.50%, 02/04/2017	142
		Intelsat Jackson Holdings Ltd.
	235	7.25%, 04/01/2019 ▪	238
	200	7.50%, 04/01/2021 ▪	203
	10	8.50%, 11/01/2019	11
	60	9.50%, 06/15/2016	63
		Telecom Italia Capital
	200	7.18%, 06/18/2019	212
	450	7.20%, 07/18/2036	427
	300	7.72%, 06/04/2038	300
		Telefonica Emisiones SAU
	525	2.58%, 04/26/2013	525
		Telefonica Europe B.V
	440	8.25%, 09/15/2030	525
		Telefonos De Mexico SAB
	100	5.50%, 11/15/2019	109
		Telemar Norte Leste S.A
	100	5.50%, 10/23/2020 §	99
			4,257
		Mining - 0.3%
		Anglo American Capital plc
	200	2.15%, 09/27/2013 ▪	203
		Codelco, Inc.
	100	3.75%, 11/04/2020 ▪	100
		Falconbridge Ltd.
	75	5.38%, 06/01/2015	82
		FMG Resources Pty Ltd.
	345	7.00%, 11/01/2015 ▪	358
		Inco Ltd.
	30	7.20%, 09/15/2032	33
	45	7.75%, 05/15/2012	47
		Teck Cominco Ltd.
	20	6.13%, 10/01/2035	21
		Teck Resources Ltd.
	400	10.75%, 05/15/2019	509
		Xstrata Canada Corp.
	75	6.00%, 10/15/2015	85
			1,438
		Miscellaneous Manufacturing - 0.0%
		Bombardier, Inc.
	20	7.50%, 03/15/2018 ▪	22
		Hutchison Whampoa International Ltd.
	200	5.75%, 09/11/2019 ▪	220
			242
		Motor Vehicle & Parts Manufacturing - 0.1%
		DaimlerChrysler NA Holdings Corp.
	370	6.50%, 11/15/2013	411
	100	8.50%, 01/18/2031	140
			551
		Nonmetallic Mineral Product Manufacturing - 0.0%
		Cemex Espana Luxembourg
	100	9.25%, 05/12/2020 §	92

The Hartford Balanced Income Fund
Schedule of Investments ― (continued)
July 31, 2011 (Unaudited)
(000’s Omitted)

Shares or Principal Amount ╬		Market Value ╪
FOREIGN BONDS - 11.1% - (continued)
	Nonmetallic Mineral Product Manufacturing - 0.0% - (continued)
	Rearden G Holdings EINS GmbH
$100	7.88%, 03/30/2020 §	$110
		202
	Paper Manufacturing - 0.0%
	Cascades, Inc.
125	7.75%, 12/15/2017	129
15	7.88%, 01/15/2020	16
		145
	Petroleum and Coal Products Manufacturing - 1.0%
	CNPC HK Overseas Capital Ltd.
315	4.50%, 04/28/2021 ▪	318
	Ensco plc
450	4.70%, 03/15/2021	473
	Gaz Capital S.A
100	8.63%, 04/28/2034 §	126
	Gazprom International S.A
100	8.15%, 04/11/2018 §	120
	Harvest Operations Corp.
190	6.88%, 10/01/2017 ▪	198
	Nexen, Inc.
400	6.40%, 05/15/2037	431
250	7.50%, 07/30/2039	304
	Pemex Project Funding Master Trust
50	5.75%, 03/01/2018	55
85	6.63%, 06/15/2035	93
	Petrobras International Finance Co.
250	5.38%, 01/27/2021	266
	Petroleos de Venezuela S.A
270	5.25%, 04/12/2017	174
135	5.50%, 04/12/2037 §	67
140	8.50%, 11/02/2017 ▪	107
229	8.50%, 11/02/2017 §	174
	Petroleos Mexicanos
105	6.50%, 06/02/2041 ▪	111
	PTTEP Canada International Finance Ltd.
231	5.69%, 04/05/2021 ▪	239
	Ras Laffan Liquefied Natural Gas Co., Ltd.
250	6.75%, 09/30/2019 §	294
	Sevan Marine ASA
200	12.00%, 08/10/2015 ▪	156
	Shell International Finance B.V
200	6.38%, 12/15/2038	248
		3,954
	Pipeline Transportation - 0.0%
	Kinder Morgan Finance Co.
110	5.70%, 01/05/2016	116
	TransCanada Pipelines Ltd.
45	7.63%, 01/15/2039	59
	Transnet Ltd.
200	4.50%, 02/10/2016 §	210
		385
	Primary Metal Manufacturing - 0.2%
	Alcan, Inc.
50	6.13%, 12/15/2033	57
	ArcelorMittal
150	3.75%, 08/05/2015	156
100	5.38%, 06/01/2013	106
355	5.50%, 03/01/2021	364
150	6.13%, 06/01/2018	165
125	9.00%, 02/15/2015	151
25	9.85%, 06/01/2019	33
	Novelis, Inc.
125	8.38%, 12/15/2017	136
		1,168
	Printing and Related Support Activities - 0.1%
	Quebecor Media, Inc.
330	7.75%, 03/15/2016	342

	Rail Transportation - 0.0%
	Russian Railways
120	5.74%, 04/03/2017 §	128

	Real Estate and Rental and Leasing - 0.0%
	Westfield Group ADR
10	5.40%, 10/01/2012 ▪	11

	Utilities - 0.2%
	AES Panama S.A
15	6.35%, 12/21/2016 §	16
	Centrais Eletricas Brasileiras S.A
200	6.88%, 07/30/2019 §	232
	E.CL S.A
100	5.63%, 01/15/2021 §	107
	Enel Finance International S.A
200	3.88%, 10/07/2014 ▪	202
	Eskom Holdings Ltd.
200	5.75%, 01/26/2021 ▪	211
	Intergen N.V
115	9.00%, 06/30/2017 ▪	121
	National Power Corp.
35	9.63%, 05/15/2028	48
		937
	Water Transportation - 0.0%
	Navios Maritime Holdings
30	8.88%, 11/01/2017	30

	Total foreign bonds
	(cost $49,576)	$51,062

MUNICIPAL BONDS - 0.8%
	General Obligations - 0.5%
	California (State of),
$230	7.60%, 11/01/2040	$285
50	7.63%, 03/01/2040	62
	California State Build America Bonds,
225	7.30%, 10/01/2039	267
	California State GO, Taxable,
570	7.55%, 04/01/2039	701
	Illinois (State of),
305	5.88%, 03/01/2019	323

The Hartford Balanced Income Fund
Schedule of Investments ― (continued)
July 31, 2011 (Unaudited)
(000’s Omitted)

Shares or Principal Amount ╬			Market Value ╪
MUNICIPAL BONDS - 0.8% - (continued)
	General Obligations - 0.5% - (continued)
	Illinois State GO,
$685	5.67%, 03/01/2018		$728
			2,366
	Miscellaneous - 0.0%
	California Public Works Board, Board Lease Rev,
50	8.36%, 10/01/2034		56

	Transportation - 0.3%
	New Jersey State Turnpike Auth,
250	7.10%, 01/01/2041		309
	New Jersey State Turnpike Auth, Taxable,
50	7.41%, 01/01/2040		64
	New York and New Jersey PA, Taxable Rev,
350	5.86%, 12/01/2024		401
	North Texas Tollway Auth Rev,
455	6.72%, 01/01/2049		531
			1,305
	Total municipal bonds
	(cost $3,417)		$3,727

SENIOR FLOATING RATE INTERESTS: NON-INVESTMENT GRADE♦ - 0.1%
	Utilities - 0.1%
	Texas Competitive Electric Co.
$484	4.73%, 10/10/2017 ±		$361

	Total senior floating rate interests: non-investment grade
	(cost $390)		$361

U.S. GOVERNMENT SECURITIES - 0.1%
	U.S. Treasury Securities - 0.1%
	U.S. Treasury Notes - 0.1%
$370	3.50%, 05/15/2020 □		$397

	Total U.S. government securities
	(cost $393)		$397

	Total long-term investments
	(cost $414,354)		$438,237

SHORT-TERM INVESTMENTS - 2.2%
	Repurchase Agreements - 2.2%
	Bank of America Merrill Lynch TriParty Joint Repurchase Agreement (maturing on 08/01/2011 in the amount of $249, collateralized by FHLMC 4.50%, 2040, FNMA 3.12% - 6.00%, 2019 - 2047, value of $254)
$249	0.18%, 7/29/2011		$249
	Barclays Capital TriParty Joint Repurchase Agreement (maturing on 08/01/2011 in the amount of $443, collateralized by FHLMC 0.14%, 2013, value of $452)
443	0.18%, 7/29/2011		443

BNP Paribas Securities Corp. TriParty Joint
Repurchase Agreement (maturing on
08/01/2011 in the amount of $2,501,
collateralized by FHLMC 3.50% - 6.00%,
2022 - 2041, FNMA 3.50% - 6.00%, 2019 -
2047, value of $2,551)

2,501	0.20%, 7/29/2011		2,501
	Deutsche Bank Securities TriParty Joint Repurchase Agreement (maturing on 08/01/2011 in the amount of $6,375, collateralized by GNMA 3.30% - 7.00%, 2026 - 2051, value of $6,503)
6,375	0.20%, 7/29/2011		6,375
	UBS Securities, Inc. Joint Repurchase Agreement (maturing on 08/01/2011 in the amount of $20, collateralized by U.S. Treasury Bill 1.13%, 2011, value of $20)
20	0.14%, 7/29/2011		20
	UBS Securities, Inc. TriParty Joint Repurchase Agreement (maturing on 08/01/2011 in the amount of $518, collateralized by FHLMC 4.00%, 2025, value of $528)
518	0.20%, 7/29/2011		518
			10,106
	Total short-term investments
	(cost $10,106)		$10,106

	Total investments
	(cost $424,460) ▲	99.2%	$448,343
	Other assets and liabilities	0.8%	3,641
	Total net assets	100.0%	$451,984

The Hartford Balanced Income Fund
Schedule of Investments ― (continued)
July 31, 2011 (Unaudited)
(000’s Omitted)

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 19.3% of total net assets at July 31, 2011.

Prices of foreign equities that are principally traded on certain foreign markets may be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

▲	At July 31, 2011, the cost of securities for federal income tax purposes was $425,422 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$26,206
Unrealized Depreciation	(3,285)
Net Unrealized Appreciation	$22,921

•	Currently non-income producing. For long-term debt securities, items identified are in default as to payment of interest and/or principal.

Δ	Variable rate securities; the rate reported is the coupon rate in effect at July 31, 2011.

○	The interest rate disclosed for these securities represents the effective yield on the date of the acquisition.

ж	Inflation-indexed bonds are securities in which the principal amount is adjusted for inflation and the interest payments equal a fixed percentage of the inflation-adjusted principal amount.

±	The interest rate disclosed for these securities represents the average coupon as of July 31, 2011.

♦
Senior floating rate interests in which the Fund invests generally pay interest rates which are periodically adjusted by reference to a base short-term, floating lending rate plus a premium.  These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as the London Inter-Bank Offered Rate (LIBOR), (ii) the prime rate offered by one or more major United States Banks, or (iii) the bank's certificate of deposit rate.  Senior floating rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election.  The rate at which the borrower repays cannot be predicted with accuracy.  As a result, the actual remaining maturity may be substantially less than the stated maturities shown.

▪
Securities issued within terms of a private placement memorandum, exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers.  Unless otherwise indicated, these issues are determined to be liquid.  At July 31, 2011, the aggregate value of these securities was $30,813, which represents 6.82% of total net assets.

§
These securities were sold to the Fund under Regulation S, rules governing offers and sales made outside the United States without registration under the Securities Act of 1933.  The Fund may only be able to resell these securities in the United States if an exemption from registration under the federal and state securities laws is available, or the Fund may only be able to sell these securities outside of the United States (such as on a foreign exchange) to a non-U.S. person. Unless otherwise indicated, these holdings are determined to be liquid.  At July 31, 2011, the aggregate value of these securities amounted to $10,329, which represents 2.29% of total net assets.

۞	Convertible security.

ª	Perpetual maturity security. Maturity date shown is the first call date.

╬	All principal amounts are in U.S. dollars unless otherwise indicated.

BRL	– Brazilian Real
COP	– Colombian Peso
EUR	– EURO
ITL	– Italian Lira
MXN	– Mexican New Peso
PEN	– Peruvian New Sol
TRY	– Turkish New Lira
ZAR	– South African Rand

The Hartford Balanced Income Fund
Schedule of Investments ― (continued)
July 31, 2011 (Unaudited)
(000’s Omitted)

□	Security pledged as initial margin deposit for open futures contracts held at July 31, 2011 as listed in the table below:

Description	Number of Contracts*	Position	Expiration Date	Market Value ╪	Notional Amount	Unrealized Appreciation/ (Depreciation)
5 Year U.S. Treasury Note	43	Short	09/30/2011	$5,222	$5,111	$(111)
10 Year U.S. Treasury Note	108	Short	09/21/2011	$13,574	$13,216	(358)
U.S. Long Bond	47	Long	09/21/2011	$6,022	$5,818	204
U.S. Ultra Long Bond	33	Long	09/21/2011	$4,354	$4,228	126
						$(139)

*    The number of contracts does not omit 000's. Cash of $77 was pledged as initial margin deposit for open futures contracts at July 31, 2011.

GO      General Obligations
PA      Port Authority

Foreign Currency Contracts Outstanding at July 31, 2011

Description	Counterparty	Buy / Sell	Market Value ╪	Contract Amount	Delivery Date	Unrealized Appreciation/ (Depreciation)
Brazilian Real	BNP Paribas Securities	Sell	$64	$60	09/02/2011	$(4)
Chinese Renminbi	JP Morgan Securities	Buy	40	40	09/27/2011	–
Chinese Renminbi	JP Morgan Securities	Buy	177	175	09/27/2011	2
Chinese Renminbi	Westpac International	Buy	40	39	09/27/2011	1
Colombian Peso	Citibank	Sell	148	149	08/31/2011	1
Euro	CS First Boston	Sell	79	79	09/21/2011	–
Euro	CS First Boston	Sell	422	426	09/21/2011	4
Euro	JP Morgan Securities	Sell	65	66	09/21/2011	1
Indonesian Rupiah	JP Morgan Securities	Buy	124	124	08/26/2011	–
Israeli New Shekel	CS First Boston	Buy	188	186	09/21/2011	2
Israeli New Shekel	UBS AG	Buy	59	60	09/21/2011	(1)
Kazakhstani Tenge	Deutsche Bank Securities	Buy	86	87	09/06/2011	(1)
Kazakhstani Tenge	Deutsche Bank Securities	Buy	175	177	09/12/2011	(2)
Kazakhstani Tenge	Deutsche Bank Securities	Buy	40	40	10/07/2011	–
Malaysian Ringgit	JP Morgan Securities	Buy	258	253	09/21/2011	5
Mexican New Peso	HSBC Securities	Buy	31	31	09/21/2011	–
Mexican New Peso	HSBC Securities	Sell	472	467	09/21/2011	(5)
New Romanian Leu	JP Morgan Securities	Buy	63	62	08/31/2011	1
Peruvian New Sol	CS First Boston	Sell	31	30	09/21/2011	(1)
Philippine Peso	JP Morgan Securities	Buy	368	366	08/31/2011	2
Polish Zloty	HSBC Securities	Buy	106	109	09/21/2011	(3)
Polish Zloty	UBS AG	Buy	20	20	09/21/2011	–
Republic of Korea Won	JP Morgan Securities	Buy	129	125	09/21/2011	4
South African Rand	UBS AG	Sell	218	214	09/21/2011	(4)
						$2

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

The Hartford Balanced Income Fund
Schedule of Investments ― (continued)
July 31, 2011 (Unaudited)
(000’s Omitted)

Investment Valuation Hierarchy Level Summary
July 31, 2011

	Total	Level 1 ♦	Level 2 ♦	Level 3
Assets:
Asset & Commercial Mortgage Backed Securities	$1,763	$–	$1,763	$–
Common Stocks ‡	203,041	190,571	12,470	–
Corporate Bonds: Investment Grade	144,479	–	144,459	20
Corporate Bonds: Non-Investment Grade	32,683	–	32,581	102
Foreign Bonds	51,062	237	50,825	–
Municipal Bonds	3,727	–	3,727	–
Preferred Stocks	724	724	–	–
Senior Floating Rate Interests: Non-Investment Grade	361	–	361	–
U.S. Government Securities	397	–	397	–
Short-Term Investments	10,106	–	10,106	–
Total	$448,343	$191,532	$256,689	$122
Foreign Currency Contracts *	23	–	23	–
Futures *	330	330	–	–
Total	$353	$330	$23	$–
Liabilities:
Foreign Currency Contracts *	21	–	21	–
Futures *	469	469	–	–
Total	$490	$469	$21	$–

♦	For the nine-month period ended July 31, 2011, there were no significant transfer between Level 1 and Level 2.
‡	The Fund has all or primarily all of the equity securities categorized in a particular level. Refer to the Schedule of Investments for further industry breakout.
*	Derivative instruments not reflected in the Schedule of Investments are valued at the unrealized appreciation/depreciation on the investments.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Balance as of October 31, 2010	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)		Net Amortization	Purchases	Sales	Transfers Into Level 3 *	Transfers Out of Level 3*	Balance as of July 31, 2011
Assets:
Corporate Bonds	$560	$5	$(8	)†	$—	$46	$(86)	$—	$(395)	$122
Total	$560	$5	$(8)		$—	$46	$(86)	$—	$(395)	$122

*	Securities are transferred into and out of Level 3 for a variety of reasons including, but not limited to:
1)	Securities where trading has been halted (transfer into Level 3) or securities where trading has resumed (transfer out of Level 3).
2)	Broker quoted securities (transfer into Level 3) or quoted prices in active markets (transfer out of Level 3).
3)	Securities that have certain restrictions on trading (transfer into Level 3) or securities where trading restrictions have expired (transfer out of Level 3).
†	Change in unrealized appreciation or depreciation in the current period relating to assets still held at July 31, 2011 was $(2).

The Hartford Capital Appreciation Fund
Schedule of Investments
July 31, 2011 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 100.2%
	Automobiles & Components - 7.3%
67,514	Ford Motor Co. w/ Rights •	$824,348
8,849	Goodyear Tire & Rubber Co. •	143,091
2,088	Johnson Controls, Inc.	77,161
4,760	TRW Automotive Holdings Corp. •	240,232
		1,284,832
	Banks - 6.6%
5,189	Banco Santander Brasil S.A.	48,149
80,000	Mitsubishi UFJ Financial Group, Inc.	406,230
6,977	Standard Chartered plc	177,720
2,855	State Bank of India	151,204
13,530	Wells Fargo & Co.	378,031
		1,161,334
	Capital Goods - 9.5%
12,885	Fiat Industrial S.p.A. •	170,083
20,557	General Electric Co.	368,180
186	Goodrich Corp.	17,734
2,349	Honeywell International, Inc.	124,721
38,898	Itochu Corp.	448,782
2,018	Navistar International Corp. •	103,538
3,751	Safran S.A.	155,945
5,544	Tata Motors Ltd.	118,726
1,536	Vallourec	155,608
		1,663,317
	Consumer Services - 0.7%
–	Diamond Resorts LLC ⌂†	80,883
5,624	Educomp Solutions Ltd.	43,862
		124,745
	Diversified Financials - 9.4%
5,514	Citigroup, Inc.	211,408
2,983	Goldman Sachs Group, Inc.	402,663
15,317	ING Groep N.V. •	164,371
20,753	JP Morgan Chase & Co.	839,455
548	LPL Investment Holdings, Inc. •	18,102
		1,635,999
	Energy - 13.0%
8,179	BP plc ADR	371,663
10,653	Chesapeake Energy Corp.	365,931
2,311	Consol Energy, Inc.	123,865
4,952	ENSCO International plc	263,696
867	EOG Resources, Inc.	88,414
2,678	Exxon Mobil Corp.	213,654
4,950	Imperial Oil Ltd.	217,926
1,229	OAO Gazprom Class S ADR	17,683
8,977	Petroleo Brasileiro S.A. ADR	304,940
2,293	Petroleum Geo-Services •	37,191
1,483	Pioneer Natural Resources Co.	137,901
3,625	Suncor Energy, Inc.	138,540
		2,281,404
	Food & Staples Retailing - 2.6%
10,032	CVS/Caremark Corp.	364,663
39,019	Olam International Ltd.	85,294
		449,957
	Food, Beverage & Tobacco - 3.3%
2,630	Anheuser-Busch InBev N.V.	151,374
3,081	Imperial Tobacco Group plc	106,654
9,415	Kraft Foods, Inc.	323,698
		581,726
	Health Care Equipment & Services - 2.1%
2,753	Covidien plc	139,845
4,496	UnitedHealth Group, Inc.	223,135
		362,980
	Insurance - 2.2%
6,566	American International Group, Inc. •	188,430
1,664	AON Corp.	80,057
3,695	Marsh & McLennan Cos., Inc.	108,954
		377,441
	Materials - 6.3%
2,651	AngloGold Ltd. ADR	111,162
15,659	Dow Chemical Co.	546,026
19,756	Glencore International plc •	154,262
44,347	Huabao International Holdings Ltd.	37,568
2,794	Mosaic Co.	197,571
6,530	Sino Forest Corp. Class A •	49,889
		1,096,478
	Media - 0.7%
2,396	DirecTV Class A •	121,449
25	Harvey Weinstein Co. Holdings Class A-1 ⌂•†∞	–
		121,449
	Pharmaceuticals, Biotechnology & Life Sciences - 9.0%
3,143	Agilent Technologies, Inc. •	132,509
2,025	Celgene Corp. •	120,106
10,145	Daiichi Sankyo Co., Ltd.	209,638
16,571	Excel Medical Fund L.P. ⌂•†Ђ	12,838
2,003	Roche Holding AG	359,463
5,571	Shionogi & Co., Ltd.	96,141
11,737	Teva Pharmaceutical Industries Ltd. ADR	547,404
2,059	UCB S.A.	94,722
		1,572,821
	Retailing - 2.3%
36,752	Buck Holdings L.P. ⌂•†	84,608
5,791	TJX Cos., Inc.	320,226
		404,834
	Semiconductors & Semiconductor Equipment - 4.2%
2,713	Altera Corp.	110,900
1,510	ASML Holding N.V. ADR	53,831
5,740	Avago Technologies Ltd.	193,029
2,118	Broadcom Corp. Class A	78,507
1,500	NVIDIA Corp. •	20,745
7,062	Taiwan Semiconductor Manufacturing Co., Ltd. ADR	87,281
6,220	Texas Instruments, Inc.	185,054
		729,347
	Software & Services - 8.6%
9,407	Activision Blizzard, Inc.	111,378
279	Baidu, Inc. ADR •	43,776
4,474	eBay, Inc. •	146,507
588	Google, Inc. •	354,909
1,691	IBM Corp.	307,454
4,829	Microsoft Corp.	132,320
13,368	Oracle Corp.	408,781
		1,505,125
	Technology Hardware & Equipment - 5.9%
890	Acme Packet, Inc. •	52,433

1

The Hartford Capital Appreciation Fund
Schedule of Investments ― (continued)
July 31, 2011 (Unaudited)
(000’s Omitted)

Shares or Principal Amount			Market Value ╪
COMMON STOCKS - 100.2% - (continued)
	Technology Hardware & Equipment - 5.9% - (continued)
725	Apple, Inc. •		$283,254
5,743	EMC Corp. •		149,772
94,265	Hon Hai Precision Industry Co., Ltd.		268,831
5,564	Juniper Networks, Inc. •		130,142
24,726	Nokia Oyj		143,783
			1,028,215
	Telecommunication Services - 1.1%
28,613	Sprint Nextel Corp. •		121,034
4,358	Telenor ASA		72,842
			193,876
	Transportation - 5.4%
21,801	Delta Air Lines, Inc. •		172,007
3,287	FedEx Corp.		285,566
10,462	Hertz Global Holdings, Inc. •		147,201
1,107	J.B. Hunt Transport Services, Inc.		50,066
15,818	United Continental Holdings, Inc. •		286,615
			941,455
	Total common stocks
	(cost $16,595,467)		$17,517,335

CORPORATE BONDS: NON-INVESTMENT GRADE - 0.3%
	Finance and Insurance - 0.3%
	MBIA Insurance Co.
$95,840	14.00%, 01/15/2033 ▪Δ		$57,983

	Total corporate bonds: non-investment grade
	(cost $95,219)		$57,983

	Total long-term investments
	(cost $16,690,686)		$17,575,318

	Total investments
	(cost $16,690,686) ▲	100.5%	$17,575,318
	Other assets and liabilities	(0.5)%	(86,555)
	Total net assets	100.0%	$17,488,763

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 34.7% of total net assets at July 31, 2011.

Prices of foreign equities that are principally traded on certain foreign markets may be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

▲	At July 31, 2011, the cost of securities for federal income tax purposes was $16,810,770 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$1,816,951
Unrealized Depreciation	(1,052,403)
Net Unrealized Appreciation	$764,548

†
The aggregate value of securities valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Company's Board of Directors at July 31, 2011, was $178,329, which represents 1.02% of total net assets. This amount excludes securities that are principally traded in certain foreign markets and whose prices are adjusted pursuant to a third party pricing service methodology approved by the Board of Directors.

2

The Hartford Capital Appreciation Fund
Schedule of Investments ― (continued)
July 31, 2011 (Unaudited)
(000’s Omitted)

•	Currently non-income producing.

Δ	Variable rate securities; the rate reported is the coupon rate in effect at July 31, 2011.

Ђ	As of July 31, 2011, the Fund has future commitments to purchase an additional $14,762

▪
Securities issued within terms of a private placement memorandum, exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers.  Unless otherwise indicated, these issues are determined to be liquid.  At July 31, 2011, the aggregate value of these securities was $57,983, which represents 0.33% of total net assets.

∞
Securities exempt from registration under Regulation D of the Securities Act of 1933.  The Fund may only be able to resell these securities if they are subsequently registered or if an exemption from registration under the federal and state securities laws is available.  Unless otherwise indicated, these holdings are determined to be liquid.  At July 31, 2011, the aggregate value and percentage of net assets of these securities rounds to zero.

⌂
The following securities are considered illiquid.  Illiquid securities are often purchased in private placement transactions, are often not registered under the Securities Act of 1933 and may have contractual restrictions on resale. A security may also be considered illiquid if the security lacks a readily available market or if its valuation has not changed for a certain period of time.

Period Acquired	Shares/ Par	Security	Cost Basis
06/2007	36,752	Buck Holdings L.P.	$28,165
07/2011	–	Diamond Resorts LLC	89,870
03/2008 - 06/2011	16,571	Excel Medical Fund L.P.	15,395
10/2005	25	Harvey Weinstein Co. Holdings Class A-1 - Reg D	23,636

The aggregate value of these securities at July 31, 2011, was $178,329, which represents 1.02% of total net assets.

Foreign Currency Contracts Outstanding at July 31, 2011

Description	Counterparty	Buy / Sell	Market Value ╪	Contract Amount	Delivery Date	Unrealized Appreciation/ (Depreciation)
British Pound	Brown Brothers Harriman	Sell	$19,995	$20,027	08/03/2011	$32
British Pound	Goldman Sachs	Buy	12,345	12,283	08/01/2011	62
Japanese Yen	Deutsche Bank Securities	Sell	280,477	262,556	03/02/2012	(17,921)
Japanese Yen	Morgan Stanley	Sell	280,477	262,697	03/02/2012	(17,780)
Japanese Yen	UBS AG	Sell	280,057	262,240	03/02/2012	(17,817)
Norwegian Krone	UBS AG	Buy	18,527	18,473	08/01/2011	54
Swiss Franc	Banc of America Securities	Sell	46,829	46,702	08/04/2011	(127)
						$(53,497)

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

3

The Hartford Capital Appreciation Fund
Schedule of Investments ― (continued)
July 31, 2011 (Unaudited)
(000’s Omitted)

Diversification by Country
as of July 31, 2011

Percentage of
Country	Net Assets
Belgium	1.4%
Brazil	2.0
Canada	2.0
China	0.3
Finland	0.8
France	1.8
Hong Kong	0.5
India	1.8
Israel	3.1
Italy	1.0
Japan	6.6
Jersey	0.9
Netherlands	1.3
Norway	0.6
Russia	0.1
Singapore	0.5
South Africa	0.6
Switzerland	2.1
Taiwan	2.0
United Kingdom	5.3
United States	65.8
Other Assets and Liabilities	(0.5)
Total	100.0%

4

The Hartford Capital Appreciation Fund
Schedule of Investments ― (continued)
July 31, 2011 (Unaudited)
(000’s Omitted)

Investment Valuation Hierarchy Level Summary
July 31, 2011

	Total	Level 1 ♦	Level 2 ♦	Level 3
Assets:
Common Stocks
Automobiles & Components	$1,284,832	$1,284,832	$–	$–
Banks	1,161,334	426,180	735,154	–
Capital Goods	1,663,317	614,173	1,049,144	–
Consumer Services	124,745	–	43,862	80,883
Diversified Financials	1,635,999	1,471,628	164,371	–
Energy	2,281,404	2,244,213	37,191	–
Food & Staples Retailing	449,957	364,663	85,294	–
Food, Beverage & Tobacco	581,726	323,698	258,028	–
Health Care Equipment & Services	362,980	362,980	–	–
Insurance	377,441	377,441	–	–
Materials	1,096,478	1,058,910	37,568	–
Media	121,449	121,449	–	–
Pharmaceuticals, Biotechnology & Life Sciences	1,572,821	800,019	759,964	12,838
Retailing	404,834	320,226	–	84,608
Semiconductors & Semiconductor Equipment	729,347	729,347	–	–
Software & Services	1,505,125	1,505,125	–	–
Technology Hardware & Equipment	1,028,215	615,601	412,614	–
Telecommunication Services	193,876	121,034	72,842	–
Transportation	941,455	941,455	–	–
Total	17,517,335	13,682,974	3,656,032	178,329
Corporate Bonds: Non-Investment Grade	57,983	–	57,983	–
Total	$17,575,318	$13,682,974	$3,714,015	$178,329
Foreign Currency Contracts*	148	–	148	–
Total	$148	$–	$148	$–
Liabilities:
Foreign Currency Contracts*	53,645	–	53,645	–
Total	$53,645	$–	$53,645	$–

♦	For the nine-month period ended July 31, 2011, there were no significant transfer between Level 1 and Level 2.
*	Derivative instruments not reflected in the Schedule of Investments are valued at the unrealized appreciation/depreciation on the investments.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Balance as of October 31, 2010	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)		Net Amortization	Purchases	Sales	Transfers Into Level 3	Transfers Out of Level 3	Balance as of July 31, 2011
Assets:
Common Stocks	$94,078	$7,769	$(6,567	)*	$—	$94,120	$(11,071)	$—	$—	$178,329
Total	$94,078	$7,769	$(6,567)		$—	$94,120	$(11,071)	$—	$—	$178,329

*	Change in unrealized appreciation or depreciation in the current period relating to assets still held at July 31, 2011 was $(6,567).

5

The Hartford Capital Appreciation II Fund
Schedule of Investments
July 31, 2011 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 98.6%
	Automobiles & Components - 2.6%
10	Continental AG	$1,036
170	Dana Holding Corp. •	2,832
161	Fiat S.p.A.	1,588
410	Ford Motor Co. w/ Rights •	5,009
152	Goodyear Tire & Rubber Co. •	2,460
167	Johnson Controls, Inc.	6,180
16	Michelin (C.G.D.E.) Class B	1,353
222	Modine Manufacturing Co. •	3,308
70	SAF-Holland S.A. •	794
124	Stoneridge, Inc. •	1,545
67	Tenneco Automotive, Inc. •	2,665
		28,770
	Banks - 3.3%
460	Banco Santander Brasil S.A.	4,273
195	Barclays Bank plc	706
202	BB&T Corp.	5,192
424	Intesa Sanpaolo	979
152	MGIC Investment Corp. •	604
415	Radian Group, Inc.	1,317
846	Wells Fargo & Co.	23,629
		36,700
	Capital Goods - 9.1%
228	Aecom Technology Corp. •	5,651
119	Assa Abloy Ab	3,059
30	BE Aerospace, Inc. •	1,211
78	Belden, Inc.	2,871
513	Changsha Zoomlion Heavy Industry Science and Technology Co., Ltd.	1,008
41	Chart Industries, Inc. •	2,199
110	Deutz AG	1,059
247	DigitalGlobe, Inc. •	6,460
15	Esterline Technologies Corp. •	1,162
5	Fanuc Corp.	1,003
309	Fiat Industrial S.p.A. •	4,083
26	Flowserve Corp.	2,534
–	Foster Wheeler AG •	–
100	General Dynamics Corp.	6,793
136	General Electric Co.	2,429
15	Goodrich Corp.	1,453
25	Honeywell International, Inc.	1,332
479	Itochu Corp.	5,528
29	Joy Global, Inc.	2,705
46	JS Group Corp.	1,138
27	Kone Oyj Class B	1,591
32	L-3 Communications Holdings, Inc.	2,492
19	Lockheed Martin Corp.	1,469
139	Meritor, Inc. •	1,880
23	Moog, Inc. Class A •	929
150	Navistar International Corp. •	7,671
74	Northrop Grumman Corp.	4,488
52	Pentair, Inc.	1,911
24	Precision Castparts Corp.	3,792
114	Rolls-Royce Holdings plc	1,218
80	Safran S.A.	3,327
14	Schneider Electric S.A.	2,055
22	TransDigm Group, Inc. •	1,967
25	United Rentals, Inc. •	570
70	Vallourec	7,069
10	W.W. Grainger, Inc.	1,410
24	Wabco Holdings, Inc. •	1,522
54	WESCO International, Inc. •	2,742
		101,781
	Commercial & Professional Services - 0.3%
111	Experian plc	1,458
33	Manpower, Inc.	1,662
		3,120
	Consumer Durables & Apparel - 4.2%
504	Brunswick Corp.	10,998
75	Crocs, Inc. •	2,362
22	Fossil, Inc. •	2,790
240	Furniture Brands International, Inc. •	967
238	Hanesbrands, Inc. •	7,258
66	Lululemon Athletica, Inc. •	3,988
145	Mattel, Inc.	3,866
52	Pandora A/S	1,487
373	PDG Realty S.A.	1,962
94	Skechers USA, Inc. Class A •	1,567
33	Sodastream International Ltd. •	2,403
353	Stella International	964
95	Tempur-Pedic International, Inc. •	6,855
		47,467
	Consumer Services - 2.2%
31	Apollo Group, Inc. Class A •	1,593
57	Carnival Corp.	1,898
21	Coinstar, Inc. •	1,015
36	Cracker Barrel Old Country Store, Inc.	1,620
12	DeVry, Inc.	764
52	ITT Educational Services, Inc. •	4,481
41	Marriott International, Inc. Class A	1,320
53	MGM Resorts International •	793
12	Strayer Education, Inc.	1,477
481	Thomas Cook Group plc	516
77	Weight Watchers International, Inc.	5,967
73	Yum! Brands, Inc.	3,829
		25,273
	Diversified Financials - 5.1%
96	Ameriprise Financial, Inc.	5,209
1,139	Bank of America Corp.	11,059
15	BlackRock, Inc.	2,713
79	Cetip S.A. - Balcao Organizado	1,342
139	Citigroup, Inc.	5,335
1,079	Great American Group, Inc. •	194
598	ING Groep N.V. •	6,421
255	JP Morgan Chase & Co.	10,308
177	Justice Holdings Ltd. •	2,853
28	Nasdaq OMX Group, Inc. •	676
32	Oaktree Capital ▪•	1,600
66	PHH Corp. •	1,244
342	Rural Electrification Corp.	1,623
59	Solar Cayman Ltd. ⌂▪•†	5
260	UBS AG	4,290
58	UBS AG ADR •	959
44	Waddell and Reed Financial, Inc. Class A w/ Rights	1,628
		57,459

1

The Hartford Capital Appreciation II Fund
Schedule of Investments ― (continued)
July 31, 2011 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 98.6% - (continued)
	Energy - 11.4%
129	Alpha Natural Resources, Inc. •	$5,527
115	Anadarko Petroleum Corp.	9,515
32	Apache Corp.	3,986
50	Atwood Oceanics, Inc. •	2,340
242	BG Group plc	5,697
43	Bourbon S.A.	1,785
94	BP plc ADR	4,253
104	Bumi plc •	1,905
53	Cameron International Corp. •	2,948
41	Canadian Natural Resources Ltd. ADR	1,664
147	Cheniere Energy, Inc. •	1,515
226	Chesapeake Energy Corp.	7,772
40	Chevron Corp.	4,130
264	Cobalt International Energy •	3,254
68	Consol Energy, Inc.	3,645
107	ENSCO International plc	5,703
14	EOG Resources, Inc.	1,458
75	Frontline Ltd.	858
53	Hornbeck Offshore Services, Inc. •	1,467
–	Inpex Corp.	2,717
293	Karoon Gas Australia Ltd. •	1,418
36	Kior, Inc. •	515
97	Lone Pine Resources, Inc. •	1,148
62	Noble Corp.	2,271
420	OAO Gazprom Class S ADR	6,046
31	Overseas Shipholding Group, Inc.	747
38	Peabody Energy Corp.	2,201
301	Petroleo Brasileiro S.A. ADR	10,212
335	Petroleum Geo-Services •	5,435
37	Pioneer Natural Resources Co.	3,456
84	Southwestern Energy Co. •	3,756
84	Statoilhydro ASA ADR	2,074
119	Tsakos Energy Navigation Ltd.	1,074
165	Ultra Petroleum Corp. •	7,709
240	Vallares •	4,100
51	Venoco, Inc. •	645
52	Whiting Petroleum Corp. •	3,018
		127,964
	Food & Staples Retailing - 0.7%
124	CVS/Caremark Corp.	4,494
125	Sysco Corp.	3,825
		8,319
	Food, Beverage & Tobacco - 4.2%
22	Anheuser-Busch InBev N.V.	1,256
139	Archer Daniels Midland Co.	4,235
1,649	China Agri-Industries Holdings	1,857
210	Cott Corp. •	1,741
131	Green Mountain Coffee Roasters, Inc. •	13,581
67	Imperial Tobacco Group plc	2,308
–	Japan Tobacco, Inc.	1,591
91	Kraft Foods, Inc.	3,134
182	Maple Leaf Foods, Inc. w/ Rights	2,172
99	Molson Coors Brewing Co.	4,437
91	PepsiCo, Inc.	5,803
78	Primo Water Corp. •	1,126
40	Sanderson Farms, Inc.	1,863
99	Tyson Foods, Inc. Class A	1,735
		46,839
	Health Care Equipment & Services - 5.8%
1,295	CareView Communications, Inc. •	2,201
72	Catalyst Health Solutions •	4,718
33	CIGNA Corp.	1,622
39	Covidien plc	1,981
111	Edwards Lifesciences Corp. •	7,898
77	Express Scripts, Inc. •	4,189
78	Gen-Probe, Inc. •	4,735
119	Hansen Medical, Inc. •	547
275	Hologic, Inc. •	5,114
30	Humana, Inc.	2,230
258	Medtronic, Inc.	9,303
48	St. Jude Medical, Inc.	2,213
74	SXC Health Solutions Corp. •	4,657
226	UnitedHealth Group, Inc.	11,230
31	Universal Health Services, Inc. Class B	1,544
18	Wellpoint, Inc.	1,202
		65,384
	Household & Personal Products - 0.5%
27	Beiersdorf AG	1,716
45	Colgate-Palmolive Co.	3,837
		5,553
	Insurance - 3.7%
37	ACE Ltd.	2,465
80	Aflac, Inc.	3,703
615	Ageas	1,261
969	AIA Group Ltd. •	3,561
83	American International Group, Inc. •	2,379
239	Assured Guaranty Ltd.	3,387
182	Brasil Insurance Participacoes e Administracao S.A	2,312
48	Everest Re Group Ltd.	3,980
165	Fidelity National Financial, Inc.	2,691
243	Genworth Financial, Inc. •	2,025
44	Platinum Underwriters Holdings Ltd.	1,508
61	Principal Financial Group, Inc.	1,694
53	Reinsurance Group of America, Inc.	3,091
27	StanCorp Financial Group, Inc.	908
31	Swiss Re Ltd.	1,721
202	Unum Group	4,922
		41,608
	Materials - 6.2%
21	Agrium U.S., Inc.	1,844
52	Allied Nevada Gold Corp. •	1,979
51	AngloGold Ltd. ADR	2,121
82	Avalon Rare Metals, Inc. •	450
66	Barrick Gold Corp.	3,144
47	Celanese Corp.	2,602
411	CGA Mining Ltd. •	1,128
250	CRH plc	4,880
83	Detour Gold Corp. •	2,612
32	Dow Chemical Co.	1,123
8	First Quantum Minerals Ltd.	1,151
108	Fortescue Metals Group Ltd.	747
43	Freeport-McMoRan Copper & Gold, Inc.	2,299
217	Glencore International plc •	1,692
42	Goldcorp, Inc.	2,000
27	HeidelbergCement AG w/ Rights	1,496
123	Iluka Resources Ltd.	2,394

2

The Hartford Capital Appreciation II Fund
Schedule of Investments ― (continued)
July 31, 2011 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 98.6% - (continued)
	Materials - 6.2% - (continued)
1,316	Kenmare Resources plc •	$1,197
355	Louisiana-Pacific Corp. •	2,748
347	Lynas Corp., Ltd. •	813
131	Methanex Corp. ADR	3,893
27	Molycorp, Inc. •	1,705
103	Mosaic Co.	7,256
145	Norbord, Inc. •	1,603
154	Owens-Illinois, Inc. •	3,561
27	Potash Corp. of Saskatchewan, Inc.	1,572
34	Rio Tinto plc	2,413
37	Silver Wheaton Corp.	1,351
419	Sino Forest Corp. Class A •	3,203
152	Sterlite Industries Ltd.	2,251
36	Umicore	1,843
30	Vulcan Materials Co.	1,015
		70,086
	Media - 1.5%
297	Comcast Corp. Class A	7,137
76	Comcast Corp. Special Class A	1,780
18	DirecTV Class A •	891
180	Walt Disney Co.	6,952
		16,760
	Pharmaceuticals, Biotechnology & Life Sciences - 5.7%
146	Agilent Technologies, Inc. •	6,139
170	Almirall S.A.	1,618
81	Amgen, Inc. •	4,414
324	Avanir Pharmaceuticals •	1,216
71	Celgene Corp. •	4,223
165	Elan Corp. plc ADR •	1,823
20	Eli Lilly & Co.	781
75	Map Pharmaceuticals, Inc. •	1,146
281	Merck & Co., Inc.	9,574
849	Novavax, Inc. •	1,588
166	Pfizer, Inc.	3,197
113	Pharmaceutical Product Development, Inc.	3,252
25	Regeneron Pharmaceuticals, Inc. •	1,350
42	Roche Holding AG	7,499
248	Shionogi & Co., Ltd.	4,273
59	Teva Pharmaceutical Industries Ltd. ADR	2,728
38	Thermo Fisher Scientific, Inc. •	2,271
45	UCB S.A.	2,060
26	Waters Corp. •	2,250
134	WuXi PharmaTech Cayman, Inc. •	2,094
		63,496
	Real Estate - 0.4%
552	Hang Lung Properties Ltd.	2,036
60	Plum Creek Timber Co., Inc.	2,278
		4,314
	Retailing - 4.8%
24	Amazon.com, Inc. •	5,445
1,405	Buck Holdings L.P. ⌂•†	3,235
45	CarMax, Inc. •	1,436
19	Expedia, Inc.	611
65	Express, Inc.	1,459
22	GameStop Corp. Class A •	527
70	Guess?, Inc.	2,657
78	Kohl's Corp.	4,278
388	Lowe's Co., Inc.	8,377
10	Netflix, Inc. •	2,620
45	Nordstrom, Inc.	2,262
4	Priceline.com, Inc. •	2,215
87	Ross Stores, Inc.	6,615
128	Target Corp.	6,569
60	The Buckle, Inc.	2,636
45	Ulta Salon, Cosmetics & Fragrances, Inc. •	2,807
		53,749
	Semiconductors & Semiconductor Equipment - 2.9%
71	Altera Corp.	2,915
50	Analog Devices, Inc.	1,720
305	Arm Holdings plc	2,905
78	Avago Technologies Ltd.	2,615
33	Broadcom Corp. Class A	1,241
64	Cavium, Inc. •	2,197
69	Cree, Inc. •	2,263
109	GT Solar International, Inc. •	1,493
61	Maxim Integrated Products, Inc.	1,405
175	Micron Technology, Inc. •	1,286
151	NVIDIA Corp. •	2,090
282	Skyworks Solutions, Inc. •	7,136
48	Ultratech Stepper, Inc. •	1,252
66	Xilinx, Inc.	2,106
		32,624
	Software & Services - 11.4%
56	Ariba, Inc. •	1,857
87	Automatic Data Processing, Inc.	4,478
123	Booz Allen Hamilton Holding Corp. •	2,232
47	Broadsoft, Inc. •	1,381
513	Cadence Design Systems, Inc. •	5,297
45	Citrix Systems, Inc. •	3,228
29	DeNa Co., Ltd.	1,437
8	eAccess Ltd.	3,342
435	eBay, Inc. •	14,247
45	Fiserv, Inc. •	2,704
76	Gartner, Inc. Class A •	2,798
49	Global Payments, Inc.	2,337
320	Glu Mobile, Inc. •	1,605
6	Google, Inc. •	3,320
117	iGate Corp.	1,755
64	JDA Software Group, Inc. •	1,787
325	Kit Digital, Inc. •	3,787
10	LinkedIn Corp. •	1,056
35	Longtop Financial Technologies Ltd. ⌂•†	331
336	Microsoft Corp.	9,219
19	MicroStrategy, Inc. •	3,092
347	Oracle Corp.	10,612
45	Paychex, Inc.	1,279
97	QLIK Technologies, Inc. •	2,953
38	Rovi Corp. •	2,026
24	Salesforce.com, Inc. •	3,516
32	SAP AG	1,992
184	Support.com, Inc. •	592
31	Teradata Corp. •	1,677
266	Tibco Software, Inc. •	6,934
185	TiVo, Inc. •	1,741
20	Virnetx Holding Corp. •	596
35	VMware, Inc. •	3,533

3

The Hartford Capital Appreciation II Fund
Schedule of Investments ― (continued)
July 31, 2011 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 98.6% - (continued)
	Software & Services - 11.4% - (continued)
986	Western Union Co.	$19,134
		127,875
	Technology Hardware & Equipment - 8.1%
35	Acme Packet, Inc. •	2,043
26	ADTRAN, Inc.	847
375	Alcatel - Lucent ADR •	1,520
52	Apple, Inc. •	20,360
71	Arrow Electronics, Inc. •	2,471
688	Cisco Systems, Inc.	10,989
86	Corning, Inc.	1,371
431	EMC Corp. •	11,246
108	Finisar Corp. •	1,845
443	Flextronics International Ltd. •	2,857
67	Harris Corp.	2,683
60	Hewlett-Packard Co.	2,092
1,030	Hon Hai Precision Industry Co., Ltd.	2,936
376	Hughes Telematics, Inc. •	1,632
132	Jabil Circuit, Inc.	2,425
304	JDS Uniphase Corp. •	4,000
128	Juniper Networks, Inc. •	2,989
38	NetApp, Inc. •	1,811
171	Nokia Corp. ADR	991
698	Nokia Oyj	4,057
288	Polycom, Inc. •	7,782
31	Universal Display Corp. •	938
713	WPG Holdings Co., Ltd.	1,192
		91,077
	Telecommunication Services - 0.9%
127	Clearwire Corp. •	275
1,453	Sprint Nextel Corp. •	6,144
196	Telenor ASA	3,277
		9,696
	Transportation - 2.8%
995	AirAsia Berhad	1,317
527	Delta Air Lines, Inc. •	4,160
38	FedEx Corp.	3,336
69	Hertz Global Holdings, Inc. •	978
156	JSL S.A.	1,005
94	Knight Transportation, Inc.	1,481
15	Kuehne & Nagel International AG	2,074
35	Ryder System, Inc.	1,996
292	Toll Holdings Ltd.	1,448
390	United Continental Holdings, Inc. •	7,069
91	United Parcel Service, Inc. Class B	6,273
		31,137
	Utilities - 0.8%
44	Entergy Corp.	2,953
213	N.V. Energy, Inc.	3,165
81	PG&E Corp.	3,368
		9,486
	Total common stocks
	(cost $1,076,080)	$1,106,537

WARRANTS - 0.0%
	Pharmaceuticals, Biotechnology & Life Sciences - 0.0%
13	Novavax, Inc. ⌂•	$–

	Total warrants
	(cost $–)	$–

CORPORATE BONDS: INVESTMENT GRADE - 0.1%
	Primary Metal Manufacturing - 0.1%
	Allegheny Technologies, Inc.
$723	4.25%, 06/01/2014 ۞	$1,117

	Total corporate bonds: investment grade
	(cost $1,148)	$1,117

	Total long-term investments
	(cost $1,077,228)	$1,107,654

SHORT-TERM INVESTMENTS - 1.5%
	Repurchase Agreements - 1.5%
	Bank of America Merrill Lynch TriParty Joint Repurchase Agreement (maturing on 08/01/2011 in the amount of $402, collateralized by FHLMC 4.50%, 2040, FNMA 3.12% - 6.00%, 2019 - 2047, value of $410)
$402	0.18%, 7/29/2011	$402
	Barclays Capital TriParty Joint Repurchase Agreement (maturing on 08/01/2011 in the amount of $716, collateralized by FHLMC 0.14%, 2013, value of $730)
716	0.18%, 7/29/2011	716

BNP Paribas Securities Corp. TriParty Joint
Repurchase Agreement (maturing on
08/01/2011 in the amount of $4,043,
collateralized by FHLMC 3.50% - 6.00%,
2022 - 2041, FNMA 3.50% - 6.00%, 2019 -
2047, value of $4,124)

4,043	0.20%, 7/29/2011	4,043
	Deutsche Bank Securities TriParty Joint Repurchase Agreement (maturing on 08/01/2011 in the amount of $10,305, collateralized by GNMA 3.30% - 7.00%, 2026 - 2051, value of $10,511)
10,305	0.20%, 7/29/2011	10,305
	UBS Securities, Inc. Joint Repurchase Agreement (maturing on 08/01/2011 in the amount of $32, collateralized by U.S. Treasury Bill 1.13%, 2011, value of $32)
32	0.14%, 7/29/2011	32

4

The Hartford Capital Appreciation II Fund
Schedule of Investments ― (continued)
July 31, 2011 (Unaudited)
(000’s Omitted)

Shares or Principal Amount			Market Value ╪
SHORT-TERM INVESTMENTS - 1.5% - (continued)
	Repurchase Agreements - 1.5% - (continued)
	UBS Securities, Inc. TriParty Joint Repurchase Agreement (maturing on 08/01/2011 in the amount of $837, collateralized by FHLMC 4.00%, 2025, value of $854)
$837	0.20%, 7/29/2011		$837
			16,335
	Total short-term investments
	(cost $16,335)		$16,335

	Total investments
	(cost $1,093,563) ▲	100.2%	$1,123,989
	Other assets and liabilities	(0.2)%	(2,312)
	Total net assets	100.0%	$1,121,677

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 22.2% of total net assets at July 31, 2011.

Prices of foreign equities that are principally traded on certain foreign markets may be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

▲	At July 31, 2011, the cost of securities for federal income tax purposes was $1,125,010 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$102,245
Unrealized Depreciation	(103,266)
Net Unrealized Depreciation	$(1,021)

†
The aggregate value of securities valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Company's Board of Directors at July 31, 2011, was $3,571, which represents 0.32% of total net assets. This amount excludes securities that are principally traded in certain foreign markets and whose prices are adjusted pursuant to a third party pricing service methodology approved by the Board of Directors.

•	Currently non-income producing.

▪
Securities issued within terms of a private placement memorandum, exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers.  Unless otherwise indicated, these issues are determined to be liquid.  At July 31, 2011, the aggregate value of these securities was $1,605, which represents 0.14% of total net assets.

۞	Convertible security.

⌂
The following securities are considered illiquid.  Illiquid securities are often purchased in private placement transactions, are often not registered under the Securities Act of 1933 and may have contractual restrictions on resale. A security may also be considered illiquid if the security lacks a readily available market or if its valuation has not changed for a certain period of time.

Period Acquired	Shares/ Par	Security	Cost Basis
06/2007	1,405	Buck Holdings L.P.	$1,080
04/2011-05/2011	35	Longtop Financial Technologies Ltd.	708
07/2008	13	Novavax, Inc. Warrants	–
03/2007	59	Solar Cayman Ltd. - 144A	43

The aggregate value of these securities at July 31, 2011, was $3,571, which represents 0.32% of total net assets.

5

The Hartford Capital Appreciation II Fund
Schedule of Investments ― (continued)
July 31, 2011 (Unaudited)
(000’s Omitted)

Foreign Currency Contracts Outstanding at July 31, 2011

Description	Counterparty	Buy / Sell	Market Value ╪	Contract Amount	Delivery Date	Unrealized Appreciation/ (Depreciation)
Australian Dollar	Banc of America Securities	Buy	$134	$135	08/02/2011	$(1)
British Pound	Brown Brothers Harriman	Buy	599	600	08/03/2011	(1)
British Pound	Goldman Sachs	Buy	511	508	08/01/2011	3
Canadian Dollar	Deutsche Bank Securities	Sell	35	35	08/04/2011	–
Canadian Dollar	UBS AG	Sell	450	453	08/02/2011	3
Euro	Banc of America Securities	Sell	40	40	08/03/2011	–
Euro	CS First Boston	Sell	927	924	08/02/2011	(3)
Euro	Goldman Sachs	Sell	90	90	08/01/2011	–
Hong Kong Dollar	JP Morgan Securities	Sell	87	87	08/01/2011	–
Hong Kong Dollar	JP Morgan Securities	Sell	63	63	08/02/2011	–
Japanese Yen	Banc of America Securities	Sell	152	150	08/01/2011	(2)
Japanese Yen	Banc of America Securities	Sell	190	188	08/02/2011	(2)
Japanese Yen	Deutsche Bank Securities	Sell	4,510	4,222	03/02/2012	(288)
Japanese Yen	Goldman Sachs	Sell	3,940	3,782	09/21/2011	(158)
Japanese Yen	Morgan Stanley	Buy	1,956	1,866	03/02/2012	90
Japanese Yen	Morgan Stanley	Sell	4,510	4,224	03/02/2012	(286)
Japanese Yen	UBS AG	Sell	4,504	4,217	03/02/2012	(287)
Norwegian Krone	Banc of America Securities	Buy	212	211	08/02/2011	1
Norwegian Krone	UBS AG	Buy	335	334	08/01/2011	1
Swiss Franc	Banc of America Securities	Sell	335	329	08/02/2011	(6)
						$(936)

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

6

The Hartford Capital Appreciation II Fund
Schedule of Investments ― (continued)
July 31, 2011 (Unaudited)
(000’s Omitted)

Investment Valuation Hierarchy Level Summary
July 31, 2011

	Total	Level 1 ♦	Level 2 ♦	Level 3
Assets:
Common Stocks
Automobiles & Components	$28,770	$24,793	$3,977	$–
Banks	36,700	35,015	1,685	–
Capital Goods	101,781	69,643	32,138	–
Commercial & Professional Services	3,120	1,662	1,458	–
Consumer Durables & Apparel	47,467	46,503	964	–
Consumer Services	25,273	24,757	516	–
Diversified Financials	57,459	43,520	12,334	1,605
Energy	127,964	110,912	17,052	–
Food & Staples Retailing	8,319	8,319	–	–
Food, Beverage & Tobacco	46,839	39,827	7,012	–
Health Care Equipment & Services	65,384	65,384	–	–
Household & Personal Products	5,553	3,837	1,716	–
Insurance	41,608	36,786	4,822	–
Materials	70,086	55,500	14,586	–
Media	16,760	16,760	–	–
Pharmaceuticals, Biotechnology & Life Sciences	63,496	48,046	15,450	–
Real Estate	4,314	2,278	2,036	–
Retailing	53,749	50,514	–	3,235
Semiconductors & Semiconductor Equipment	32,624	29,719	2,905	–
Software & Services	127,875	120,773	6,771	331
Technology Hardware & Equipment	91,077	82,892	8,185	–
Telecommunication Services	9,696	6,419	3,277	–
Transportation	31,137	26,298	4,839	–
Utilities	9,486	9,486	–	–
Total	1,106,537	959,643	141,723	5,171
Corporate Bonds: Investment Grade	1,117	–	1,117	–
Warrants	–	–	–	–
Short-Term Investments	16,335	–	16,335	–
Total	$1,123,989	$959,643	$159,175	$5,171
Foreign Currency Contracts*	98	–	98	–
Total	$98	$–	$98	$–
Liabilities:
Foreign Currency Contracts*	1,034	–	1,034	–
Total	$1,034	$–	$1,034	$–

♦	For the nine-month period ended July 31, 2011, there were no significant transfer between Level 1 and Level 2.
*	Derivative instruments not reflected in the Schedule of Investments are valued at the unrealized appreciation/depreciation on the investments.

7

The Hartford Capital Appreciation II Fund
Schedule of Investments ― (continued)
July 31, 2011 (Unaudited)
(000’s Omitted)

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Balance as of October 31, 2010	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)		Net Amortization	Purchases	Sales	Transfers Into Level 3 *	Transfers Out of Level 3*	Balance as of July 31, 2011
Assets:
Common Stocks	$8,135	$1,285	$208	†	$—	$1,806	$(6,456)	$1,145	$(952)	$5,171
Total	$8,135	$1,285	$208		$—	$1,806	$(6,456)	$1,145	$(952)	$5,171

*	Securities are transferred into and out of Level 3 for a variety of reasons including, but not limited to:
1)	Securities where trading has been halted (transfer into Level 3) or securities where trading has resumed (transfer out of Level 3).
2)	Broker quoted securities (transfer into Level 3) or quoted prices in active markets (transfer out of Level 3).
3)	Securities that have certain restrictions on trading (transfer into Level 3) or securities where trading restrictions have expired (transfer out of Level 3).
†	Change in unrealized appreciation or depreciation in the current period relating to assets still held at July 31, 2011 was $176.

8

The Hartford Checks and Balances Fund
Schedule of Investments
July 31, 2011 (Unaudited)
(000’s Omitted)

Shares or Principal Amount			Market Value ╪
AFFILIATED INVESTMENT COMPANIES - 100.1%
EQUITY FUNDS - 66.4%
17,907	The Hartford Capital Appreciation Fund, Class Y•		$647,322
33,154	The Hartford Dividend and Growth Fund, Class Y		647,823
	Total equity funds
	(cost $1,154,052)		$1,295,145

FIXED INCOME FUNDS - 33.7%
60,994	The Hartford Total Return Bond Fund, Class Y		$658,738
	Total fixed income funds
	(cost $630,951)		$658,738

	Total investments in affiliated investment companies
	(cost $1,785,003)		$1,953,883

	Total long-term investments
	(cost $1,785,003)		$1,953,883

	Total investments
	(cost $1,785,003) ▲	100.1%	$1,953,883
	Other assets and liabilities	(0.1)%	(2,477)
	Total net assets	100.0%	$1,951,406

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

▲	At July 31, 2011, the cost of securities for federal income tax purposes was $1,845,521 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$108,362
Unrealized Depreciation	—
Net Unrealized Appreciation	$108,362

•	Currently non-income producing.

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

Investment Valuation Hierarchy Level Summary
July 31, 2011

	Total	Level 1 ♦	Level 2 ♦	Level 3
Assets:
Affiliated Investment Companies	$1,953,883	$1,953,883	$–	$–
Total	$1,953,883	$1,953,883	$–	$–

♦	For the nine-month period ended July 31, 2011, there were no significant transfer between Level 1 and Level 2.

1

The Hartford Conservative Allocation Fund
Schedule of Investments
July 31, 2011 (Unaudited)
(000’s Omitted)

Shares or Principal Amount			Market Value ╪
AFFILIATED INVESTMENT COMPANIES - 93.0%
EQUITY FUNDS - 34.5%
104	The Hartford Capital Appreciation Fund, Class Y•		$3,761
122	The Hartford Capital Appreciation II Fund, Class Y•		1,757
381	The Hartford Disciplined Equity Fund, Class Y		5,198
265	The Hartford Dividend and Growth Fund, Class Y		5,175
936	The Hartford Equity Income Fund, Class Y		12,266
181	The Hartford Fundamental Growth Fund, Class Y•		2,156
114	The Hartford Global Growth Fund, Class Y•		1,884
481	The Hartford Global Research Fund, Class Y		4,954
250	The Hartford Growth Fund, Class Y•		4,797
254	The Hartford International Opportunities Fund, Class Y		3,966
222	The Hartford International Small Company Fund, Class Y		3,076
598	The Hartford International Value Fund, Class Y		7,545
189	The Hartford MidCap Fund, Class Y•		4,595
469	The Hartford MidCap Value Fund, Class Y		5,717
70	The Hartford Small Company Fund, Class Y•		1,586
392	The Hartford Small/Mid Cap Equity Fund, Class Y		4,283
131	The Hartford SmallCap Growth Fund, Class Y•		4,521
1,142	The Hartford Value Fund, Class Y		13,112
237	The Hartford Value Opportunities Fund, Class Y		3,281
	Total equity funds
	(cost $80,915)		$93,630

FIXED INCOME FUNDS - 58.5%
1,790	The Hartford Corporate Opportunities Fund, Class Y		$18,057
1,100	The Hartford Floating Rate Fund, Class Y		9,722
1,308	The Hartford High Yield Fund, Class Y		9,826
3,750	The Hartford Inflation Plus Fund, Class Y		45,639
5,385	The Hartford Money Market Fund, Class Y•		5,385
3,823	The Hartford Short Duration Fund, Class Y		37,775
203	The Hartford Strategic Income Fund, Class Y		1,879
2,852	The Hartford Total Return Bond Fund, Class Y		30,802
	Total fixed income funds
	(cost $149,415)		$159,085

	Total investments in affiliated investment companies
	(cost $230,330)		$252,715

EXCHANGE TRADED FUNDS - 6.9%
211	Powershares DB Commodity Index Tracking Fund •		$6,393
160	Powershares Emerging Markets Sovereign Debt Portfolio		4,411
26	SPDR Dow Jones International Real Estate		1,038
33	SPDR Dow Jones REIT		2,243
94	Vanguard Emerging Markets		4,539
	Total exchange traded funds
	(cost $15,185)		$18,624

	Total long-term investments
	(cost $245,515)		$271,339

SHORT-TERM INVESTMENTS - 0.0%
20	State Street Bank Money Market Fund		$20

	Total short-term investments
	(cost $20)		$20

	Total investments
	(cost $245,535) ▲	99.9%	$271,359
	Other assets and liabilities	0.1%	396
	Total net assets	100.0%	$271,755

1

The Hartford Conservative Allocation Fund
Schedule of Investments ― (continued)
July 31, 2011 (Unaudited)
(000’s Omitted)

Note:   Percentage of investments as shown is the ratio of the total market value to total net assets.

▲	At July 31, 2011, the cost of securities for federal income tax purposes was $247,038 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$24,376
Unrealized Depreciation	(55)
Net Unrealized Appreciation	$24,321

•	Currently non-income producing.

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

Investment Valuation Hierarchy Level Summary
July 31, 2011

	Total	Level 1 ♦	Level 2 ♦	Level 3
Assets:
Affiliated Investment Companies	$252,715	$252,715	$–	$–
Exchange Traded Funds	18,624	18,624	–	–
Short-Term Investments	20	20	–	–
Total	$271,359	$271,359	$–	$–

♦	For the nine-month period ended July 31, 2011, there were no significant transfer between Level 1 and Level 2.

2

The Hartford Corporate Opportunities Fund (formerly known as The Hartford Income Fund)
Schedule of Investments
July 31, 2011 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
ASSET & COMMERCIAL MORTGAGE BACKED SECURITIES - 3.2%
	Real Estate Credit (Mortgage Banking) - 3.2%
	Banc of America Commercial Mortgage, Inc.
$150	5.48%, 01/15/2049	$147
2,359	5.50%, 11/10/2039 ⌂▪►	41
170	5.62%, 06/10/2049 Δ	184
5,133	12.00%, 06/10/2039 ⌂▪►	22
	Banc of America Large Loan
899	1.94%, 11/15/2015 ▪Δ	835
	Citigroup Commercial Mortgage Trust
335	5.70%, 12/10/2049 Δ	367
	Commercial Mortgage Pass-Through Certificates
1,833	5.30%, 07/10/2046 ▪►	191
4,176	5.50%, 03/10/2039 ⌂▪►	96
890	5.61%, 08/09/2016 ▪	893
410	5.95%, 06/09/2028 ▪	412
1,995	8.25%, 10/01/2020 ▪►	84
	Equity One ABS, Inc.
3	2.69%, 07/25/2034 Δ	–
22	5.46%, 12/25/2033	8
	GE Capital Commercial Mortgage Corp.
48,738	6.35%, 11/10/2045 ⌂▪►	31
	GMAC Mortgage Servicer Advance Funding
960	3.72%, 03/15/2023 ▪	970
	Goldman Sachs Mortgage Securities Corp. II
2,932	6.00%, 08/10/2020 ▪►	276
	Greenwich Capital Commercial Funding Corp.
387	0.00%, 11/05/2021 ⌂▪•	–
	JP Morgan Automotive Receivable Trust
75	12.85%, 03/15/2012 ⌂†	20
	JP Morgan Chase Commercial Mortgage Securities Corp.
1,489	0.51%, 02/15/2019 ▪Δ	1,450
230	5.33%, 12/15/2044 Δ	216
200	5.44%, 06/12/2047 Δ	213
988	6.00%, 09/15/2020 ▪►	106
1,603	9.00%, 01/15/2038 ⌂▪►	41
1,000	10.00%, 10/15/2020 ▪►	45
	LB-UBS Commercial Mortgage Trust
15,288	5.26%, 06/15/2036 ⌂▪►	30
	Long Beach Asset Holdings Corp.
45	0.00%, 04/25/2046 ▪•	–
	Merrill Lynch/Countrywide Commercial Mortgage Trust
510	5.38%, 08/12/2048	541
	Nationstar Home Equity Loan Trust
22	0.00%, 03/25/2037 ⌂▪•	–
	Renaissance Home Equity Loan Trust
335	5.58%, 11/25/2036 Δ	217
200	6.16%, 05/25/2036	22
	Wachovia Bank Commercial Mortgage Trust
4,722	15.00%, 02/15/2041 ⌂▪►	89
	Wamu Commercial Mortgage Securities Trust
400	6.14%, 03/23/2045 ▪ΔΨ	257
	WF-RBS Commercial Mortgage Trust
675	4.90%, 06/15/2044 ▪☼	694
		8,498

	Total asset & commercial mortgage backed securities
	(cost $9,177)	$8,498

CORPORATE BONDS: INVESTMENT GRADE - 41.5%
	Aerospace Product and Parts Manufacturing - 0.2%
	Meccanica Holdings USA, Inc.
$682	6.25%, 07/15/2019 - 01/15/2040 ▪	$625

	Agricultural Chemical Manufacturing - 0.5%
	Incitec Pivot Finance LLC
1,130	6.00%, 12/10/2019 ▪	1,238

	Agriculture, Construction, Mining and Machinery - 0.3%
	Ingersoll-Rand Global Holding Co.
718	6.88%, 08/15/2018	873

	Alumina and Aluminum Production and Processing - 1.1%
	Alcoa, Inc.
2,540	6.15%, 08/15/2020	2,773

	Basic Chemical Manufacturing - 1.2%
	Dow Chemical Co.
1,335	4.25%, 11/15/2020	1,368
1,315	8.55%, 05/15/2019	1,737
		3,105
	Cable and Other Program Distribution - 0.2%
	TCI Communications, Inc.
380	8.75%, 08/01/2015	471

	Cable and Other Subscription Programming - 1.2%
	DirecTV Holdings LLC
2,900	5.20%, 03/15/2020	3,169

	Commercial Banking - 0.3%
	First Tennessee Bank
310	5.65%, 04/01/2016	335
	Santander Holdings USA
554	4.63%, 04/19/2016	572
		907
	Computer and Peripheral Equipment Manufacturing - 0.1%
	Seagate Technology International
214	10.00%, 05/01/2014 ▪	246

	Depository Credit Banking - 5.4%
	Bank of America Corp.
825	5.65%, 05/01/2018	873
3,530	5.75%, 12/01/2017	3,775

1

The Hartford Corporate Opportunities Fund (formerly known as The Hartford Income Fund)
Schedule of Investments ― (continued)
July 31, 2011 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
CORPORATE BONDS: INVESTMENT GRADE - 41.5% - (continued)
	Depository Credit Banking - 5.4% - (continued)
	Citigroup, Inc.
$2,997	4.59%, 12/15/2015	$3,198
477	6.38%, 08/12/2014	531
3,562	8.50%, 05/22/2019 ╦‡	4,476
	NBD Bancorp, Inc.
960	8.25%, 11/01/2024	1,232
		14,085
	Direct Selling Establishments - 0.4%
	Energy Transfer Partners
1,200	4.65%, 06/01/2021	1,200

	Electric Generation, Transmission and Distribution - 0.3%
	PSEG Power LLC
770	5.50%, 12/01/2015	861

	General Rental Centers - 0.5%
	ERAC USA Finance Co.
1,000	6.38%, 10/15/2017 ▪	1,181

	Grocery Stores - 0.5%
	Ahold Lease USA, Inc.
1,067	8.62%, 01/02/2025	1,245

	Health and Personal Care Stores - 1.4%
	CVS Corp.
2,953	8.35%, 07/10/2031 ▪	3,681

	Insurance Carriers - 5.1%
	American International Group, Inc.
341	3.65%, 01/15/2014	351
4,000	5.45%, 05/18/2017	4,240
	CNA Financial Corp.
1,011	5.75%, 08/15/2021	1,076
	Guardian Life Insurance Co.
409	7.38%, 09/30/2039 ▪	500
	Massachusetts Mutual Life Insurance Co.
897	8.88%, 06/01/2039 ▪	1,273
	Nationwide Mutual Insurance Co.
800	9.38%, 08/15/2039 ▪	1,022
	New York Life Global Funding
2,500	2.45%, 07/14/2016 ▪	2,540
	Ohio National Financial Services, Inc.
893	6.38%, 04/30/2020 ▪	982
	Prudential Financial, Inc.
1,260	6.20%, 01/15/2015	1,420
		13,404
	Metal Ore Mining - 1.2%
	Cliff's Natural Resources, Inc.
270	4.80%, 10/01/2020	282
2,375	5.90%, 03/15/2020	2,667
	Rio Tinto Finance USA Ltd.
265	9.00%, 05/01/2019	361
		3,310
	Monetary Authorities - Central Bank - 0.2%
	Santander U.S. Debt S.A
600	3.72%, 01/20/2015 ▪	580

	Natural Gas Distribution - 0.6%
	Sempra Energy
560	6.50%, 06/01/2016	664
588	9.80%, 02/15/2019	806
		1,470
	Newspaper, Periodical, Book and Database Publisher - 0.7%
	News America Holdings, Inc.
1,500	7.70%, 10/30/2025	1,802

	Nondepository Credit Banking - 3.3%
	BankBoston Capital Trust
600	1.00%, 06/15/2027 Δ	439
	Capital One Financial Corp.
296	2.13%, 07/15/2014	297
1,732	3.15%, 07/15/2016	1,739
	General Electric Capital Corp.
773	4.38%, 09/16/2020	785
4,850	5.63%, 05/01/2018	5,414
		8,674
	Oil and Gas Extraction - 0.3%
	Nabors Industries, Inc.
150	5.00%, 09/15/2020	158
537	9.25%, 01/15/2019	702
		860
	Other Financial Investment Activities - 1.8%
	CDP Financial, Inc.
3,000	4.40%, 11/25/2019 ▪	3,170
	State Street Corp.
1,500	4.96%, 03/15/2018	1,627
		4,797
	Other Food Manufacturing - 0.5%
	Kraft Foods, Inc.
1,000	6.50%, 11/01/2031	1,201

	Other Motor Vehicle Dealers - 0.5%
	Harley-Davidson Financial Services, Inc.
1,220	3.88%, 03/15/2016 ▪	1,257

	Petroleum and Coal Products Manufacturing - 1.7%
	Marathon Petroleum Corp.
1,000	5.13%, 03/01/2021 ▪	1,060
1,100	6.50%, 03/01/2041 ▪	1,181
	Valero Energy Corp.
650	9.38%, 03/15/2019	852
1,000	10.50%, 03/15/2039	1,490
		4,583
	Pipeline Transportation of Crude Oil - 0.4%
	Plains All American Pipeline L.P.
985	5.00%, 02/01/2021	1,049

	Pipeline Transportation of Natural Gas - 1.4%
	Enterprise Products Operating L.P.
1,430	5.95%, 02/01/2041	1,507
	Kinder Morgan Energy Partners L.P.
2,000	6.55%, 09/15/2040	2,219
		3,726

2

The Hartford Corporate Opportunities Fund (formerly known as The Hartford Income Fund)
Schedule of Investments ― (continued)
July 31, 2011 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
CORPORATE BONDS: INVESTMENT GRADE - 41.5% - (continued)
	Securities and Commodity Contracts and Brokerage - 8.3%
	Goldman Sachs Group, Inc.
$710	3.63%, 02/07/2016	$719
2,970	5.38%, 03/15/2020	3,080
738	6.00%, 06/15/2020	800
1,239	6.25%, 02/01/2041	1,246
	Jefferies Group, Inc.
249	8.50%, 07/15/2019	299
	JP Morgan Chase Capital II
210	0.77%, 02/01/2027 Δ	169
	JP Morgan Chase Capital XXV
3,267	6.80%, 10/01/2037	3,312
	Merrill Lynch & Co., Inc.
3,925	6.05%, 05/16/2016	4,150
	Morgan Stanley
3,900	3.80%, 04/29/2016	3,927
1,755	5.75%, 10/18/2016	1,907
1,975	6.25%, 08/28/2017	2,183
		21,792
	Telecommunications - Wireless Carriers - 0.4%
	Qwest Corp.
465	7.20%, 11/10/2026	465
470	7.25%, 10/15/2035	470
		935
	Tobacco Manufacturing - 1.2%
	Altria Group, Inc.
2,075	10.20%, 02/06/2039	3,102

	Wireless Communications Services - 0.3%
	Cellco Partnership - Verizon Wireless Capital
477	8.50%, 11/15/2018	635

	Total corporate bonds: investment grade
	(cost $102,925)	$108,837

CORPORATE BONDS: NON-INVESTMENT GRADE - 25.5%
	Advertising and Related Services - 1.6%
	Affinion Group, Inc.
$2,929	11.50%, 10/15/2015	$3,010
1,305	11.63%, 11/15/2015 ▪	1,308
		4,318
	Building Material and Supplies Dealers - 0.9%
	Owens Corning, Inc.
2,000	6.50%, 12/01/2016	2,214

	Clothing Stores - 0.4%
	Gap, Inc.
995	5.95%, 04/12/2021	982

	Data Processing, Hosting, and Related Services - 0.0%
	Equinix, Inc.
107	7.00%, 07/15/2021	111

	Deep Sea, Coastal, Great Lakes Water Transportation - 0.2%
	NCL Corp., Ltd.
404	11.75%, 11/15/2016	467

	Department Stores - 0.3%
	Sears Holdings Corp.
980	6.63%, 10/15/2018 ▪	894

	Depository Credit Banking - 1.1%
	Fifth Third Capital Trust IV
3,000	6.50%, 04/15/2037 Δ	2,917

	Fishing - 0.2%
	American Seafood Group LLC
490	10.75%, 05/15/2016 ▪	514

	Full-Service Restaurants - 0.6%
	Landry's Restaurants, Inc.
1,360	11.63%, 12/01/2015	1,486

	Gambling Industries - 0.5%
	Citycenter Holdings LLC
359	10.75%, 01/15/2017 ▪	384
	Downstream Development Authority
358	10.50%, 07/01/2019 ▪	355
	FireKeepers Development Authority
486	13.88%, 05/01/2015 ▪	560
		1,299
	General Freight Trucking - 0.3%
	Swift Transportation Co., Inc.
673	12.50%, 05/15/2017 ▪	718

	General Medical and Surgical Hospitals - 0.6%
	HCA, Inc.
311	6.50%, 02/15/2020	316
1,454	7.50%, 02/15/2022 - 11/15/2095	1,262
		1,578
	Industrial Machinery and Equipment Rental and Leasing - 0.1%
	Maxim Crane Works L.P.
358	12.25%, 04/15/2015 ▪	354

	Insurance Carriers - 0.5%
	Liberty Mutual Group, Inc.
871	10.75%, 06/15/2058 ▪	1,152

	Internet Service Providers and Web Search Portals - 0.3%
	GXS Worldwide, Inc.
788	9.75%, 06/15/2015	796

	Medical and Diagnostic Laboratories - 0.0%
	Examworks Group, Inc.
142	9.00%, 07/15/2019 ▪	146

3

The Hartford Corporate Opportunities Fund (formerly known as The Hartford Income Fund)
Schedule of Investments ― (continued)
July 31, 2011 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
CORPORATE BONDS: NON-INVESTMENT GRADE - 25.5% - (continued)
	Miscellaneous Durable Goods Wholesalers - 0.3%
	Spectrum Brands, Inc.
$685	12.00%, 08/28/2019	$760

	Motion Picture and Video Industries - 0.3%
	NAI Entertainment Holdings LLC
804	8.25%, 12/15/2017 ▪	869

	Motor Vehicle Manufacturing - 0.3%
	Ford Motor Co.
325	7.50%, 08/01/2026	343
310	9.22%, 09/15/2021	365
		708
	Motor Vehicle Parts Manufacturing - 0.1%
	TRW Automotive, Inc.
134	3.50%, 12/01/2015 ۞▪	247

	Newspaper, Periodical, Book and Database Publisher - 1.2%
	Knight Ridder, Inc.
2,440	6.88%, 03/15/2029	1,427
	McClatchy Co.
1,054	11.50%, 02/15/2017	1,115
	TL Acquisitions, Inc.
790	13.25%, 07/15/2015 ▪	664
		3,206
	Nondepository Credit Banking - 6.7%
	American Express Credit Corp.
1,250	6.80%, 09/01/2066	1,287
	CIT Group, Inc.
3,475	7.00%, 05/01/2017	3,484
	Discover Financial Services, Inc.
2,250	10.25%, 07/15/2019	2,956
	Ford Motor Credit Co.
775	6.63%, 08/15/2017	849
	Provident Funding Associates L.P.
382	10.13%, 02/15/2019 ▪	389
933	10.25%, 04/15/2017 ▪	1,019
	Residential Capital LLC
900	9.63%, 05/15/2015	886
	SLM Corp.
2,000	5.00%, 04/15/2015	2,046
2,440	6.25%, 01/25/2016	2,553
	Springleaf Finance Corp.
2,478	6.90%, 12/15/2017	2,320
		17,789
	Oil and Gas Extraction - 1.9%
	Anadarko Petroleum Corp.
3,525	6.38%, 09/15/2017	4,156
	Chesapeake Energy Corp.
222	9.50%, 02/15/2015	261
	EV Energy Partners Finance
588	8.00%, 04/15/2019 ▪	607
		5,024
	Other Amusement and Recreation Industries - 0.2%
	Clubcorp Club Operations, Inc.
427	10.00%, 12/01/2018	425

	Other Financial Investment Activities - 0.5%
	Offshore Group Investments Ltd.
1,094	11.50%, 08/01/2015	1,212

	Other Miscellaneous Manufacturing - 0.1%
	Reynolds Group Issuer, Inc.
331	7.13%, 04/15/2019 ▪	322

	Petroleum and Coal Products Manufacturing - 0.6%
	Drummond Co., Inc.
390	7.38%, 02/15/2016	402
	Tesoro Corp.
333	9.75%, 06/01/2019	378
	Western Refining, Inc.
581	11.25%, 06/15/2017 ▪	662
		1,442
	Pipeline Transportation of Natural Gas - 0.8%
	Dynegy Holdings, Inc.
1,281	7.75%, 06/01/2019	871
	Tennessee Gas Pipeline Co.
1,000	8.38%, 06/15/2032	1,301
		2,172
	Pulp, Paper, and Paperboard Mills - 0.5%
	Mercer International, Inc.
1,159	9.50%, 12/01/2017	1,237

	Radio and Television Broadcasting - 0.3%
	XM Satellite Radio, Inc.
659	13.00%, 08/01/2013 ▪	773

	Real Estate Investment Trust (REIT) - 0.2%
	CNL Lifestyle Properties
405	7.25%, 04/15/2019 ▪	370

	Scheduled Air Transportation - 0.3%
	United Air Lines, Inc.
705	9.88%, 08/01/2013 ▪	744

	Securities and Commodity Contracts and Brokerage - 0.3%
	Penson Worldwide, Inc.
913	12.50%, 05/15/2017 ▪	849

	Semiconductor, Electronic Component Manufacturing - 0.5%
	Magnachip Semiconductor
1,121	10.50%, 04/15/2018	1,242

	Software Publishers - 0.1%
	SoftBrands, Inc.
341	11.50%, 07/15/2018 ▪	334

4

The Hartford Corporate Opportunities Fund (formerly known as The Hartford Income Fund)
Schedule of Investments ― (continued)
July 31, 2011 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
CORPORATE BONDS: NON-INVESTMENT GRADE - 25.5% - (continued)
	Sporting Goods, Hobby and Musical Instrument Store - 0.0%
	Academy Ltd.
$79	9.25%, 08/01/2019 ▪☼	$80

	Support Activities For Mining - 0.2%
	Key Energy Services, Inc.
531	6.75%, 03/01/2021	548

	Telecommunications - Other - 0.8%
	Level 3 Financing, Inc.
1,673	10.00%, 02/01/2018	1,803
	MTS International Funding Ltd.
105	8.63%, 06/22/2020 ▪	120
		1,923
	Telecommunications - Wireless Carriers - 0.3%
	Trilogy International Partners LLC
851	10.25%, 08/15/2016 ▪	859

	Traveler Accommodation - 1.4%
	Marina District Finance Co., Inc.
615	9.50%, 10/15/2015	643
	MGM Mirage, Inc.
1,213	11.13%, 11/15/2017	1,398
	MGM Resorts International
1,388	11.38%, 03/01/2018	1,610
		3,651
	Total corporate bonds: non-investment grade
	(cost $64,837)	$66,732

FOREIGN BONDS - 15.6%
	Agricultural Chemical Manufacturing - 0.8%
	Incitec Pivot Ltd.
$1,000	4.00%, 12/07/2015 ▪	$1,036
	Yara International ASA
770	7.88%, 06/11/2019 ▪	966
		2,002
	Automobile Dealers - 0.3%
	Jaguar Land Rover plc
800	8.13%, 05/15/2021 ▪	810

	Beverage Manufacturing - 0.8%
	Anheuser-Busch InBev N.V
1,482	1.50%, 07/14/2014	1,495
475	7.75%, 01/15/2019	619
		2,114
	Cable and Other Program Distribution - 0.6%
	Rogers Cable, Inc.
1,205	8.75%, 05/01/2032	1,644

	Commercial Banking - 0.5%
	Rabobank Netherlands
1,004	11.00%, 06/30/2019 ▪ª	1,283

	Depository Credit Banking - 0.7%
	Toronto-Dominion Bank
1,744	1.38%, 07/14/2014	1,759

	Electric Generation, Transmission and Distribution - 0.5%
	AES El Salvador Trust
625	6.75%, 02/01/2016 §	644
	E.CL S.A
600	5.63%, 01/15/2021 ▪	644
		1,288
	International Trade Financing (Foreign Banks) - 1.3%
	Corpoacion Andina De Fomento
1,300	3.75%, 01/15/2016	1,330
	Royal Bank of Scotland plc
1,235	3.95%, 09/21/2015	1,239
	Standard Chartered plc
856	3.20%, 05/12/2016 ▪	863
		3,432
	Iron and Steel Mills and Ferroalloy Manufacturing - 1.4%
	ArcelorMittal
800	5.50%, 03/01/2021	820
690	9.00%, 02/15/2015	835
1,600	9.85%, 06/01/2019	2,082
		3,737
	Metal Ore Mining - 0.4%
	Taseko Mines Ltd.
645	7.75%, 04/15/2019	656
	Teck Resources Ltd.
455	10.75%, 05/15/2019	579
		1,235
	Monetary Authorities - Central Bank - 0.8%
	Deutsche Bank Capital Funding Trust
90	5.63%, 01/19/2016 ▪ª	77
	Lloyds Banking Group plc
2,085	4.38%, 01/12/2015 ▪	2,136
		2,213
	Nonmetallic Mineral Mining and Quarrying - 0.3%
	Anglo American Capital plc
732	9.38%, 04/08/2014 ▪	878

	Oil and Gas Extraction - 0.4%
	Pemex Project Funding Master Trust
405	6.63%, 06/15/2035	441
	Petrobras International Finance Co.
500	5.75%, 01/20/2020	548
		989
	Other Financial Investment Activities - 2.6%
	Asciano Finance Ltd.
502	3.13%, 09/23/2015 ▪	505
848	5.00%, 04/07/2018 ▪	886
	CDP Financial, Inc.
2,000	3.00%, 11/25/2014 ▪	2,093
	Myriad International Holdings B.V
600	6.38%, 07/28/2017 ▪	649
	ZFS Finance USA Trust I
2,682	6.50%, 05/09/2037 ▪Δ	2,669
		6,802

5

The Hartford Corporate Opportunities Fund (formerly known as The Hartford Income Fund)
Schedule of Investments ― (continued)
July 31, 2011 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
FOREIGN BONDS - 15.6% - (continued)
	Other Heavy and Civil Engineering Construction - 0.5%
	Odebrecht Finance Ltd.
$1,100	7.00%, 04/21/2020 §	$1,210

	Other Miscellaneous Manufacturing - 0.2%
	Tyco Electronics Group S.A
439	6.55%, 10/01/2017	524

	Pipeline Transportation of Natural Gas - 0.3%
	TransCanada Pipelines Ltd.
580	7.25%, 08/15/2038	736

	Securities and Commodity Contracts and Brokerage - 0.2%
	Macquarie Bank Ltd.
450	6.63%, 04/07/2021 ▪	465

	Sovereign Foreign Governments - 1.0%
	Ontario (Province of)
2,585	3.00%, 07/16/2018	2,629

	Telecommunications - Other - 1.5%
	Telecom Italia Capital
779	7.18%, 06/18/2019	825
307	7.72%, 06/04/2038	307
	Telefonica Emisiones SAU
2,000	3.99%, 02/16/2016	2,008
355	5.13%, 04/27/2020	351
	Telemar Norte Leste S.A
315	5.50%, 10/23/2020 ▪	313
		3,804
	Telecommunications - Wired Carriers - 0.1%
	Videotron Ltee
263	9.13%, 04/15/2018	296

	Wireless Communications Services - 0.4%
	Rogers Communications, Inc.
931	7.50%, 03/15/2015	1,112

	Total foreign bonds
	(cost $39,020)	$40,962

MUNICIPAL BONDS - 1.8%
	General Obligations - 1.8%
	Illinois (State of)
$4,500	4.96%, 03/01/2016	$4,738

	Total municipal bonds
	(cost $4,500)	$4,738

SENIOR FLOATING RATE INTERESTS: NON-INVESTMENT GRADE♦ - 2.8%
	Cable and Other Program Distribution - 0.3%
	WideOpenWest Finance LLC, Second Lien Term Loan
$802	6.44%, 06/29/2015 ±	$761

	Captive Auto Finance - 0.3%
	Chrysler Group LLC
945	6.00%, 05/24/2017 ±	919

	Motor Vehicle Manufacturing - 0.7%
	General Motors Co.
2,085	0.44%, 10/27/2015 ◊☼	1,878

	Other Financial Investment Activities - 0.7%
	BNY Convergex Group LLC, 2nd Lien Eze Borrower Term Loan Committment
173	8.75%, 12/17/2017 ±	176
	BNY Convergex Group LLC, 2nd Lien Top Borrower Term Loan Committment
412	8.75%, 12/17/2017 ±	419
	Nuveen Investments, Inc., Second Lien Term Loan
1,135	12.50%, 07/31/2015 ±	1,203
		1,798
	Scheduled Air Transportation - 0.3%
	Macquarie Aircraft Leasing Finance S.A., Second Lien Term Loan
861	4.19%, 11/29/2013 ±⌂	792

	Sporting Goods, Hobby and Musical Instrument Store - 0.5%
	Easton-Bell Sports, Inc.
1,286	11.50%, 12/31/2015 ±⌂	1,286

	Total senior floating rate interests: non-investment grade
	(cost $7,658)	$7,434

U.S. GOVERNMENT SECURITIES - 1.5%
	U.S. Treasury Securities - 1.5%
	U.S. Treasury Notes - 1.5%
$676	1.50%, 06/30/2016	$681
2,449	2.38%, 05/31/2018	2,500
632	3.13%, 05/15/2021	649
		3,830
	Total U.S. government securities
	(cost $3,784)	$3,830

6

The Hartford Corporate Opportunities Fund (formerly known as The Hartford Income Fund)
Schedule of Investments ― (continued)
July 31, 2011 (Unaudited)
(000’s Omitted)

Contracts			Market Value ╪
PUT OPTIONS PURCHASED - 0.2%
	Credit Option Contracts - 0.2%
	Credit Default Swaption CDX.NA.HY.16
8,000	Expiration: 09/22/2011, Exercise Price: $1.00		$157
5,250	Expiration: 09/22/2011, Exercise Price: $1.01		131
	Credit Default Swaption CDX.NA.IG.16
8,000	Expiration: 12/22/2011, Exercise Price: $1.05 Ø		49
	Credit Default Swaption ITRX.AUST.15
1,100	Expiration: 12/22/2011, Exercise Price: $1.25		9
	Credit Default Swaption ITRX.EUR.15
10,058	Expiration: 09/22/2011, Exercise Price: $1.20		56
	Credit Default Swaption ITRX.SNR.Finance.15
5,388	Expiration: 09/22/2011, Exercise Price: $1.80 Ø		61
			463
	Total put options purchased
	(cost $448)		$463

Shares or Principal Amount
PREFERRED STOCKS - 1.1%
	Auto Parts & Equipment - 0.2%
3	Dana Holding Corp. Preferred, 4.00% ۞▪		$447

	Automobile Manufacturers - 0.5%
29	General Motors Co. Preferred, 4.75% ۞		1,336

	Diversified Banks - 0.4%
1	US Bancorp, 7.19%		980

	Total preferred stocks
	(cost $2,767)		$2,763
WARRANTS - 0.0%
	Packaged Foods & Meats - 0.0%
–	ASG Consolidated LLC ⌂▪		$22

	Total warrants
	(cost $9)		$22

	Total long-term investments
	(cost $235,125)		$244,279

SHORT-TERM INVESTMENTS - 4.2%
	Repurchase Agreements - 4.0%
	BNP Paribas Securities Corp. TriParty Joint Repurchase Agreement (maturing on 08/01/2011 in the amount of $2,547, collateralized by U.S. Treasury Bond 6.13%, 2029, value of $2,598)
$2,547	0.13%, 7/29/2011		$2,547
	Deutsche Bank Securities TriParty Joint Repurchase Agreement (maturing on 08/01/2011 in the amount of $2,447, collateralized by U.S. Treasury Bond 6.50%, 2026, value of $2,496)
2,447	0.14%, 7/29/2011		2,447

RBS Greenwich Capital Markets TriParty
Joint Repurchase Agreement (maturing on
08/01/2011 in the amount of $3,724,
collateralized by U.S. Treasury Bond
3.38% - 4.50%, 2038 - 2041, U.S. Treasury
Note 0.50% - 1.00%, 2013, value of $3,798)

3,724	0.15%, 7/29/2011		3,724
	UBS Securities, Inc. TriParty Joint Repurchase Agreement (maturing on 08/01/2011 in the amount of $1,698, collateralized by U.S. Treasury Note 0.50%, 2015, value of $1,732)
1,698	0.15%, 7/29/2011		1,698
			10,416
	U.S. Treasury Bills - 0.2%
600	0.07%, 10/27/2011□○		$600

	Total short-term investments
	(cost $11,016)		$11,016

	Total investments
	(cost $246,141) ▲	97.4%	$255,295
	Other assets and liabilities	2.6%	6,723
	Total net assets	100.0%	$262,018

7

The Hartford Corporate Opportunities Fund (formerly known as The Hartford Income Fund)
Schedule of Investments ― (continued)
July 31, 2011 (Unaudited)
(000’s Omitted)

Note:
Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of long-term investments in foreign securities represents 15.3% of total net assets at July 31, 2011.

▲	At July 31, 2011, the cost of securities for federal income tax purposes was $246,337 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$11,242
Unrealized Depreciation	(2,284)
Net Unrealized Appreciation	$8,958

†
The aggregate value of securities valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Company's Board of Directors at July 31, 2011, was $20, which represents 0.01% of total net assets.

•	Currently non-income producing. For long-term debt securities, items identified are in default as to payment of interest and/or principal.

Ψ	The company is in bankruptcy. The investment held by the fund is current with respect to interest payments.

Δ	Variable rate securities; the rate reported is the coupon rate in effect at July 31, 2011.

○	The interest rate disclosed for these securities represents the effective yield on the date of the acquisition.

►	Securities disclosed are interest-only strips. The interest rates represent effective yields based upon estimated future cash flows at July 31, 2011.

±	The interest rate disclosed for these securities represents the average coupon as of July 31, 2011.

◊	The interest rate disclosed for these securities represents an estimated average coupon as of July 31, 2011.

♦
Senior floating rate interests generally pay interest rates which are periodically adjusted by reference to a base short-term, floating lending rate plus a premium.  These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as the London Inter-Bank Offered Rate (LIBOR), (ii) the prime rate offered by one or more major United States Banks, or (iii) the bank's certificate of deposit rate.  Senior floating rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election.  The rate at which the borrower repays cannot be predicted with accuracy.  As a result, the actual remaining maturity may be substantially less than the stated maturities shown.

▪
Securities issued within terms of a private placement memorandum, exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers.  Unless otherwise indicated, these holdings are determined to be liquid.  At July 31, 2011, the aggregate value of these securities was $59,134, which represents 22.57% of total net assets.

§
These securities were sold to the Fund under Regulation S, rules governing offers and sales made outside the United States without registration under the Securities Act of 1933.  The Fund may only be able to resell these securities in the United States if an exemption from registration under the federal and state securities laws is available, or the Fund may only be able to sell these securities outside of the United States (such as on a foreign exchange) to a non-U.S. person. Unless otherwise indicated, these holdings are determined to be liquid.  At July 31, 2011, the aggregate value of these securities amounted to $1,854, which represents 0.71% of total net assets.

۞	Convertible security.

ª	Perpetual maturity security. Maturity date shown is the first call date.

☼	The cost of securities purchased on a when-issued, delayed delivery or delayed draw basis at July 31, 2011 was $2,846.

‡	This security, or a portion of this security, has been segregated to cover funding requirements on investment transactions settling in the future.

╦	This security, or a portion of this security, has been pledged as collateral in connection with swap contracts.

8

The Hartford Corporate Opportunities Fund (formerly known as The Hartford Income Fund)
Schedule of Investments ― (continued)
July 31, 2011 (Unaudited)
(000’s Omitted)

□	Security pledged as initial margin deposit for open futures contracts held at July 31, 2011 as listed in the table below:

Description	Number of Contracts*	Position	Expiration Date	Market Value ╪	Notional Amount	Unrealized Appreciation/ (Depreciation)
2 Year U.S. Treasury Note	59	Long	09/30/2011	$12,975	$12,908	$67
5 Year U.S. Treasury Note	196	Short	09/30/2011	23,803	23,306	(497)
10 Year U.S. Treasury Note	134	Short	09/21/2011	16,842	16,545	(297)
U.S. Long Bond	57	Long	09/21/2011	7,303	7,107	196
U.S. Ultra Long Bond	161	Long	09/21/2011	21,242	20,618	624
						$93

*	The number of contracts does not omit 000's.

Ø	Securities valued at $67 collateralized the written put options in the table below.

Issuer	Option Type	Exercise Price/ Rate	Expiration Date	Number of Contracts*	Market Value ╪	Premiums Received	Unrealized Appreciation (Depreciation)
Credit Default Swaption CDX.NA.IG.16	Credit	$1.20	12/22/2011	8,000,000	$36	$33	$(3)
Credit Default Swaption ITRX.SNR.Finance.15	Credit	$2.20	09/22/2011	5,388,396	31	37	6
					$67	$70	$3

*	The number of contracts does not omit 000's.

⌂
The following securities are considered illiquid.  Illiquid securities are often purchased in private placement transactions, are often not registered under the Securities Act of 1933 and may have contractual restrictions on resale. A security may also be considered illiquid if the security lacks a readily available market or if its valuation has not changed for a certain period of time.

Period Acquired	Shares/ Par	Security	Cost Basis
04/2010 - 07/2010	–	ASG Consolidated LLC Warrants - 144A	$9
03/2004	$2,359	Banc of America Commercial Mortgage, Inc., 5.50%, 11/10/2039 - 144A	35
07/2004	$5,133	Banc of America Commercial Mortgage, Inc., 12.00%, 06/10/2039 - 144A	17
03/2004	$4,176	Commercial Mortgage Pass-Through Certificates, 5.50%, 03/10/2039 - 144A	88
11/2010 - 05/2011	$1,286	Easton-Bell Sports, Inc., 11.50%, 12/31/2015	1,290
12/2005	$48,738	GE Capital Commercial Mortgage Corp., 6.35%, 11/10/2045 - 144A	10
05/2007	$387	Greenwich Capital Commercial Funding Corp., 0.00%, 11/05/2021 - 144A	376
03/2007	$75	JP Morgan Automotive Receivable Trust, 12.85%, 03/15/2012	75
03/2004 - 08/2006	$1,603	JP Morgan Chase Commercial Mortgage Securities Corp., 9.00%, 01/15/2038 - 144A	38
04/2005 - 10/2007	$15,288	LB-UBS Commercial Mortgage Trust, 5.26%, 06/15/2036 - 144A	1
01/2011	$861	Macquarie Aircraft Leasing Finance S.A., Second Lien Term Loan, 4.19%, 11/29/2013	777
04/2007	$22	Nationstar Home Equity Loan Trust, 0.00%, 03/25/2037 - 144A	22
02/2004	$4,722	Wachovia Bank Commercial Mortgage Trust, 15.00%, 02/15/2041 - 144A	81

The aggregate value of these securities at July 31, 2011, was $2,470, which represents 0.94% of total net assets.

Credit Default Swap Contracts Outstanding at July 31, 2011

Reference Entity	Counterparty	Notional Amount (a)	Buy/Sell Protection	(Pay)/Receive Fixed Rate	Expiration Date	Cost	Market Value ╪	Unrealized Appreciation/ (Depreciation)
CDX North American Investment Grade Index	Morgan Stanley	$4,910	Buy	1.00%	12/20/15	$(54)	$(37)	$17

(a)
The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

9

The Hartford Corporate Opportunities Fund (formerly known as The Hartford Income Fund)
Schedule of Investments ― (continued)
July 31, 2011 (Unaudited)
(000’s Omitted)

Distribution by Credit Quality
as of July 31, 2011

Credit Rating *	Percentage of Net Assets
Aaa / AAA	3.9
Aa / AA	5.0
A	20.5
Baa / BBB	31.0
Ba / BB	12.6
B	10.0
Caa / CCC or Lower	6.3
Unrated	1.1
U.S. Government Securities	1.7
Cash	5.3
Other Assets & Liabilities	2.6
Total	100.0%

*
Does not apply to the Fund itself. Based upon Moody’s and S&P long-term credit ratings for the Fund’s holdings as of date noted. If Moody's and S&P assign different ratings to a holding, the lower rating is used. "Unrated" includes fixed-income securities (other than cash-like short-term instruments and U.S. Government securities) for which Moody’s and S&P have not issued long-term credit ratings. “Cash” includes non fixed income instruments and other short-term instruments.

Investment Valuation Hierarchy Level Summary
July 31, 2011

	Total	Level 1 ♦	Level 2 ♦	Level 3
Assets:
Asset & Commercial Mortgage Backed Securities	$8,498	$–	$6,192	$2,306
Corporate Bonds: Investment Grade	108,837	–	107,592	1,245
Corporate Bonds: Non-Investment Grade	66,732	–	66,732	–
Foreign Bonds	40,962	–	40,962	–
Municipal Bonds	4,738	–	4,738	–
Preferred Stocks	2,763	–	2,763	–
Put Options Purchased	463	–	463	–
Senior Floating Rate Interests: Non-Investment Grade	7,434	–	7,434	–
U.S. Government Securities	3,830	1,330	2,500	–
Warrants	22	22	–	–
Short-Term Investments	11,016	–	11,016	–
Total	$255,295	$1,352	$250,392	$3,551
Credit Default Swaps *	17	–	17	–
Futures *	887	887	–	–
Written Options *	6	–	6	–
Total	$910	$887	$23	$–
Liabilities:
Futures *	794	794	–	–
Written Options *	3	–	3	–
Total	$797	$794	$3	$–

♦	For the nine-month period ended July 31, 2011, there were no significant transfer between Level 1 and Level 2.
*	Derivative instruments not reflected in the Schedule of Investments are valued at the unrealized appreciation/depreciation on the investments.

10

The Hartford Corporate Opportunities Fund (formerly known as The Hartford Income Fund)
Schedule of Investments ― (continued)
July 31, 2011 (Unaudited)
(000’s Omitted)

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Balance as of October 31, 2010	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)		Net Amortization	Purchases	Sales	Transfers Into Level 3 *	Transfers Out of Level 3 *	Balance as of July 31, 2011
Assets:
Asset & Commercial Mortgage Backed Securities	$3,265	$(591)	$556	†	$6	$1,982	$(1,968)	$—	$(944)	$2,306
Common Stocks	—	—	—		—	—	—	—	—	—
Corporate Bonds	1,913	4	19	‡	(1)	—	(162)	—	(528)	1,245
Options Purchased	—	(35)	35		—	—	—	—	—	—
Total	$5,178	$(622)	$610		$5	$1,982	$(2,130)	$—	$(1,472)	$3,551

*	Securities are transferred into and out of Level 3 for a variety of reasons including, but not limited to:
1)	Securities where trading has been halted (transfer into Level 3) or securities where trading has resumed (transfer out of Level 3).
2)	Broker quoted securities (transfer into Level 3) or quoted prices in active markets (transfer out of Level 3).
3)	Securities that have certain restrictions on trading (transfer into Level 3) or securities where trading restrictions have expired (transfer out of Level 3).
†	Change in unrealized appreciation or depreciation in the current period relating to assets still held at July 31, 2011 was $502.
‡	Change in unrealized appreciation or depreciation in the current period relating to assets still held at July 31, 2011 was $23.

11

The Hartford Disciplined Equity Fund
Schedule of Investments
July 31, 2011 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 97.2%
	Automobiles & Components - 2.0%
104	Ford Motor Co. w/ Rights •	$1,271
37	General Motors Co. •	1,011
18	TRW Automotive Holdings Corp. •	897
		3,179
	Banks - 4.6%
51	BB&T Corp.	1,306
39	PNC Financial Services Group, Inc.	2,121
145	Wells Fargo & Co.	4,042
		7,469
	Capital Goods - 10.5%
29	3M Co.	2,530
30	AMETEK, Inc.	1,289
13	Caterpillar, Inc.	1,309
23	Cooper Industries plc Class A	1,177
23	Dover Corp.	1,410
21	Illinois Tool Works, Inc.	1,046
34	Northrop Grumman Corp.	2,038
15	Parker-Hannifin Corp.	1,185
11	TransDigm Group, Inc. •	985
32	United Technologies Corp.	2,691
9	W.W. Grainger, Inc.	1,312
		16,972
	Commercial & Professional Services - 0.5%
12	Towers Watson & Co.	752

	Consumer Durables & Apparel - 1.5%
13	Deckers Outdoor Corp. •	1,335
15	PVH Corp.	1,087
		2,422
	Consumer Services - 1.3%
25	McDonald's Corp.	2,173

	Diversified Financials - 6.3%
22	Ameriprise Financial, Inc.	1,184
232	Bank of America Corp.	2,252
5	BlackRock, Inc.	844
15	Goldman Sachs Group, Inc.	2,022
57	JP Morgan Chase & Co.	2,318
24	Nasdaq OMX Group, Inc. •	578
62	SLM Corp.	974
		10,172
	Energy - 9.3%
24	Anadarko Petroleum Corp. Θ	2,016
41	Chesapeake Energy Corp.	1,404
17	Chevron Corp.	1,790
50	Exxon Mobil Corp.	3,958
29	Marathon Oil Corp.	899
15	Marathon Petroleum Corp. •	636
28	Occidental Petroleum Corp.	2,702
35	Ultra Petroleum Corp. •	1,631
		15,036
	Food & Staples Retailing - 1.0%
44	Walgreen Co.	1,721

	Food, Beverage & Tobacco - 7.0%
61	Altria Group, Inc.	1,602
40	Constellation Brands, Inc. Class A •	813
20	Dr. Pepper Snapple Group	753
15	Lorillard, Inc.	1,639
31	PepsiCo, Inc.	1,955
64	Philip Morris International, Inc.	4,585
		11,347
	Health Care Equipment & Services - 4.3%
26	Covidien plc	1,344
12	Edwards Lifesciences Corp. •	887
17	McKesson Corp.	1,388
19	St. Jude Medical, Inc.	880
49	UnitedHealth Group, Inc.	2,452
		6,951
	Household & Personal Products - 1.1%
11	Energizer Holdings, Inc. •	882
13	Kimberly-Clark Corp.	867
		1,749
	Insurance - 1.7%
31	Allied World Assurance Holdings Ltd.	1,661
47	Unum Group	1,134
		2,795
	Materials - 2.7%
39	Dow Chemical Co.	1,365
23	Freeport-McMoRan Copper & Gold, Inc. Θ	1,231
15	Mosaic Co.	1,033
13	Newmont Mining Corp.	736
		4,365
	Pharmaceuticals, Biotechnology & Life Sciences - 10.4%
22	Agilent Technologies, Inc. •	948
37	Amgen, Inc. •	2,013
25	Celgene Corp. •	1,471
42	Forest Laboratories, Inc. •	1,555
32	Gilead Sciences, Inc. •	1,358
69	Merck & Co., Inc.	2,359
81	Pfizer, Inc.	1,555
18	Regeneron Pharmaceuticals, Inc. •	941
22	Salix Pharmaceuticals Ltd. •Θ	857
16	Thermo Fisher Scientific, Inc. •	965
13	Waters Corp. •	1,101
25	Watson Pharmaceuticals, Inc. •	1,661
		16,784
	Retailing - 7.3%
17	Abercrombie & Fitch Co. Class A	1,247
10	Amazon.com, Inc. •Θ	2,232
38	Guess?, Inc.	1,461
59	Lowe's Co., Inc.	1,275
3	Netflix, Inc. •	830
3	Priceline.com, Inc. •	1,398
17	Ross Stores, Inc.	1,291
38	TJX Cos., Inc.	2,097
		11,831
	Semiconductors & Semiconductor Equipment - 1.5%
19	Avago Technologies Ltd.	640
22	Skyworks Solutions, Inc. •	564
40	Texas Instruments, Inc.	1,176
		2,380
	Software & Services - 13.1%
38	Accenture plc	2,260

1

The Hartford Disciplined Equity Fund
Schedule of Investments ― (continued)
July 31, 2011 (Unaudited)
(000’s Omitted)

Shares or Principal Amount			Market Value ╪
COMMON STOCKS - 97.2% - (continued)
	Software & Services - 13.1% - (continued)
28	BMC Software, Inc. •		$1,202
58	eBay, Inc. •Θ		1,889
14	Factset Research Systems, Inc.		1,252
4	Google, Inc. •		2,409
20	IBM Corp.		3,597
110	Oracle Corp.		3,356
32	Solera Holdings, Inc.		1,806
20	Teradata Corp. •		1,081
35	VeriSign, Inc.		1,096
68	Western Union Co.		1,313
			21,261
	Technology Hardware & Equipment - 5.6%
14	Apple, Inc. •		5,334
81	EMC Corp. •		2,104
14	Juniper Networks, Inc. •		317
24	Qualcomm, Inc.		1,312
			9,067
	Telecommunication Services - 0.6%
223	Sprint Nextel Corp. •		942

	Utilities - 4.9%
24	Entergy Corp.		1,599
17	NextEra Energy, Inc.		915
33	Northeast Utilities		1,114
39	PG&E Corp.		1,603
27	UGI Corp.		825
78	Xcel Energy, Inc.		1,881
			7,937
	Total common stocks
	(cost $131,692)		$157,305

	Total long-term investments
	(cost $131,692)		$157,305

SHORT-TERM INVESTMENTS - 2.8%
	Repurchase Agreements - 2.8%
	Bank of America Merrill Lynch TriParty Joint Repurchase Agreement (maturing on 08/01/2011 in the amount of $110, collateralized by FHLMC 4.50%, 2040, FNMA 3.12% - 6.00%, 2019 - 2047, value of $112)
$109	0.18%, 7/29/2011		$109
	Barclays Capital TriParty Joint Repurchase Agreement (maturing on 08/01/2011 in the amount of $195, collateralized by FHLMC 0.14%, 2013, value of $199)
195	0.18%, 7/29/2011		195

BNP Paribas Securities Corp. TriParty Joint
Repurchase Agreement (maturing on
08/01/2011 in the amount of $1,101,
collateralized by FHLMC 3.50% - 6.00%,
2022 - 2041, FNMA 3.50% - 6.00%, 2019 -
2047, value of $1,123)

1,101	0.20%, 7/29/2011		1,101
	Deutsche Bank Securities TriParty Joint Repurchase Agreement (maturing on 08/01/2011 in the amount of $2,807, collateralized by GNMA 3.30% - 7.00%, 2026 - 2051, value of $2,863)
2,807	0.20%, 7/29/2011		2,807
	UBS Securities, Inc. Joint Repurchase Agreement (maturing on 08/01/2011 in the amount of $9, collateralized by U.S. Treasury Bill 1.13%, 2011, value of $9)
9	0.14%, 7/29/2011		9
	UBS Securities, Inc. TriParty Joint Repurchase Agreement (maturing on 08/01/2011 in the amount of $228, collateralized by FHLMC 4.00%, 2025, value of $233)
228	0.20%, 7/29/2011		228
			4,449
	Total short-term investments
	(cost $4,449)		$4,449

	Total investments
	(cost $136,141) ▲	100.0%	$161,754
	Other assets and liabilities	–%	(56)
	Total net assets	100.0%	$161,698

2

The Hartford Disciplined Equity Fund
Schedule of Investments ― (continued)
July 31, 2011 (Unaudited)
(000’s Omitted)

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

▲	At July 31, 2011, the cost of securities for federal income tax purposes was $136,430 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$28,492
Unrealized Depreciation	(3,168)
Net Unrealized Appreciation	$25,324

•	Currently non-income producing.

Θ	At July 31, 2011, these securities were designated to cover written call options in the table below:

Issuer	Option Type	Exercise Price/ Rate	Expiration Date	Number of Contracts*	Market Value ╪	Premiums Received	Unrealized Appreciation (Depreciation)
Amazon.com, Inc.	Equity	$220.00	08/22/2011	11	$10	$6	$(4)
Anadarko Petroleum Corp.	Equity	$85.00	08/22/2011	20	4	2	(2)
eBay, Inc.	Equity	$36.00	08/22/2011	72	1	3	2
Freeport-McMoRan Copper & Gold, Inc.	Equity	$57.00	08/22/2011	29	2	3	1
Salix Pharmaceuticals Ltd.	Equity	$43.00	08/22/2011	40	2	3	1
					$19	$17	$(2)

*	The number of contracts does not omit 000's.

Cash of $111 collateralized the written put options in the table below. At July 31, 2011, the maximum delivery obligation of the written put options is $1,147.

Issuer	Option Type	Exercise Price/ Rate	Expiration Date	Number of Contracts*	Market Value ╪	Premiums Received	Unrealized Appreciation (Depreciation)
Chesapeake Energy Corp.	Equity	$25.00	08/22/2011	79	$–	$2	$2
Deckers Outdoor Corp.	Equity	$75.00	08/22/2011	17	–	2	2
Dow Chemical Co.	Equity	$31.00	08/22/2011	45	1	2	1
Ford Motor Co.	Equity	$12.00	08/22/2011	117	4	2	(2)
Mosaic Co.	Equity	$60.00	08/22/2011	23	–	1	1
Newmont Mining Corp.	Equity	$52.50	08/22/2011	27	1	1	–
Occidental Petroleum Corp.	Equity	$90.00	08/22/2011	14	1	1	–
PNC Financial Services Group, Inc.	Equity	$52.50	08/22/2011	26	2	1	(1)
					$9	$12	$3

*	The number of contracts does not omit 000's.

Futures Contracts Outstanding at July 31, 2011

Description	Number of Contracts*	Position	Expiration Date	Market Value ╪	Notional Amount	Unrealized Appreciation/ (Depreciation)
S&P 500 Mini	26	Long	09/16/2011	$1,675	$1,743	$(68)

*	The number of contracts does not omit 000's.

Cash of $84 was pledged as initial margin deposit for open futures contracts at July 31, 2011.

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

3

The Hartford Disciplined Equity Fund
Schedule of Investments ― (continued)
July 31, 2011 (Unaudited)
(000’s Omitted)

Investment Valuation Hierarchy Level Summary
July 31, 2011

	Total	Level 1 ♦	Level 2 ♦	Level 3
Assets:
Common Stocks ‡	$157,305	$157,305	$–	$–
Short-Term Investments	4,449	–	4,449	–
Total	$161,754	$157,305	$4,449	$–
Written Options *	10	10	–	–
Total	$10	$10	$–	$–
Liabilities:
Futures *	68	68	–	–
Written Options *	9	9	–	–
Total	$77	$77	$–	$–

♦	For the nine-month period ended July 31, 2011, there were no significant transfer between Level 1 and Level 2.
‡	The Fund has all or primarily all of the equity securities categorized in a particular level. Refer to the Schedule of Investments for further industry breakout.
*	Derivative instruments not reflected in the Schedule of Investments are valued at the unrealized appreciation/depreciation on the investments.

4

The Hartford Diversified International Fund
Schedule of Investments
July 31, 2011 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 96.2%
	Argentina - 0.2%
2	Grupo Financiero Galicia S.A.	$31
–	YPF Sociedad Anonima ADR	15
		46
	Australia - 2.7%
12	Aston Resources Ltd. •	143
1	BHP Billiton Ltd.	51
2	Billabong International Ltd.	10
2	Caltex Australia Ltd.	29
8	Challenger Financial Services Group Ltd.	41
4	Coca-Cola Amatil Ltd.	54
3	Energy Resources of Australia Ltd.	13
11	Fortescue Metals Group Ltd.	74
6	Incitec Pivot Ltd.	27
12	Karoon Gas Australia Ltd. •	58
1	Newcrest Mining Ltd.	35
8	Paladin Energy Ltd. •	22
–	Rio Tinto Ltd.	42
3	Transurban Group	17
1	Wesfarmers Ltd.	32
2	Woolworths Ltd.	54
		702
	Austria - 0.0%
–	Vienna Insurance Group	9

	Belgium - 1.4%
41	Ageas	83
4	AGFA Gevaert N.V. •	17
1	Anheuser-Busch InBev N.V.	46
3	Nyrstar N.V. •	42
1	Nyrstar N.V. - Strip VVPR •	–
4	UCB S.A.	163
		351
	Brazil - 5.2%
3	Autometal S.A.	33
6	Banco do Estado do Rio Grande do Sul S.A.	56
16	Banco Santander Brasil S.A.	145
3	BR Malls Participacoes S.A.	31
10	Brasil Insurance Participacoes e Administracao S.A	127
1	Braskem S.A.	18
2	Cetip S.A. - Balcao Organizado	26
1	Cia de Sanemento Basico do Estado de Sao Paulo	24
1	Cia. Hering	27
2	Companhia Energetica de Minas Gerais	35
8	Companhia Energetica de Minas Gerais ADR	160
3	Cyrela Brazil Realty S.A.	32
2	Fleury S.A.	27
9	Itau Unibanco Banco Multiplo S.A. ADR	179
–	Itausa - Investimentos Itau S.A.	–
2	Localiza Rent a Car S.A.	26
9	PDG Realty S.A.	48
5	Petroleo Brasileiro S.A. ADR	179
2	QGEP Participacoes	27
3	Redecard S.A.	51
1	Tegma Gestao Logistica	15
2	Totvs S.A.	26
1	Vale S.A. SP ADR	30
		1,322

	British Virgin Islands - 0.1%
1	Arcos Dorados Holdings, Inc.	16

	Canada - 3.0%
4	Barrick Gold Corp.	182
1	CGI Group, Inc. Class A •	28
2	EcoSynthetix, Inc. •	14
1	Imperial Oil Ltd.	44
4	Kinross Gold Corp.	59
4	Lundin Mining Corp. •	31
–	Magna International, Inc. Class A	14
8	Methanex Corp.	228
1	Northern Dynasty Minerals Ltd. •	10
1	Pacific Rubiales Energy Corp.	36
1	Potash Corp. of Saskatchewan, Inc.	40
2	Progress Energy Resources Co.	27
2	Quadra FNX Mining Ltd. •	29
1	Teck Cominco Ltd. Class B	25
		767
	Chile - 0.1%
1	Sociedad Quimica Y Minera de Chile S.A.	35

	China - 2.7%
12	Airmedia Group, Inc. •	37
78	Bank of China Ltd.	36
21	BBMG Corp.	30
15	Changsha Zoomlion Heavy Industry Science and Technology Co., Ltd.	29
10	China Coal Energy Co.	14
1	China Medical Technologies, Inc. ADR •	9
23	China Pacific Insurance	87
14	China Shenhua Energy Co., Ltd.	70
26	China Shipping Development	20
3	Ctrip.com International Ltd. ADR •	133
18	Dongfeng Motor Group Co., Ltd.	35
14	Great Wall Automobile Holdings Co., Ltd.	21
40	Jiangsu Express Co., Ltd.	38
54	Maoye International Holdings	26
20	New World Department Store China	15
8	People's Food Holdings	5
57	Sinotrans Ltd.	13
–	Sohu.com, Inc. •	39
10	Stella International	27
		684
	Colombia - 0.6%
9	Almacenes Exito S.A.	116
–	Bancolombia S.A. ADR	28
		144
	Denmark - 1.0%
–	Carlsberg A/S Class B	33
7	DSV A/S	151
1	FLSmidth & Co. A/S	49
–	H. Lundbeck A/S	11
–	Novo Nordisk A/S	16
		260
	Egypt - 0.1%
11	Orascom Telecom Holding SAE GDR	35

	Finland - 0.8%
1	Elisa Oyj	30
–	Kone Oyj Class B	22

1

The Hartford Diversified International Fund
Schedule of Investments ― (continued)
July 31, 2011 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 96.2% - (continued)
	Finland - 0.8% - (continued)
–	Metso Oyj	$21
5	Nokia Oyj	27
2	Outotec Oyj	109
		209
	France - 8.0%
1	Air France	13
28	Alcatel S.A. •	111
–	Alten	18
3	BNP Paribas	189
–	Bureau Veritas S.A.	38
1	Capital Gemini S.A.	39
–	Cie Generale d'Optique Essilor International S.A.	18
5	Club Mediterranee •	117
–	Dassault Systemes S.A.	26
–	Faiveley S.A.	9
2	France Telecom S.A.	36
3	Gaz de France	82
1	GFI Informatique	6
3	Groupe Danone	249
–	Icade	30
1	Lagardere S.C.A.	29
1	Legrand S.A.	32
1	LVMH Moet Hennessy Louis Vuitton S.A.	136
–	Michelin (C.G.D.E.) Class B	34
2	Peugeot S.A.	94
–	Pinault-Printemps-Redoute S.A.	56
2	Renault S.A.	92
–	Safran S.A.	15
–	Sanofi-Aventis S.A.	36
–	Schneider Electric S.A.	44
8	Sequans Communications •	61
–	Societe Generale Class A	21
–	Sodexo	35
1	Thales S.A.	24
1	Total S.A.	58
2	Vallourec	197
1	Vinci S.A.	36
1	Vivendi S.A.	26
–	Zodiac Aerospace	25
		2,032
	Germany - 3.7%
–	Allianz SE	30
1	BASF SE	114
1	Brenntag AG	51
1	Daimler AG	83
2	Deutsche Post AG	30
2	Fresenius Medical Care AG & Co.	147
–	Fresenius SE & Co. KGaA	27
1	Gerresheimer AG	27
1	HeidelbergCement AG w/ Rights	37
2	Infineon Technologies AG	23
1	K+S AG	62
–	Linde AG	44
–	MTU Aero Engines Holdings AG	25
–	Pfeiffer Vacuum Technology AG	16
2	Praktiker Bau-Und Heimwerkermaerkte Holding AG	7
–	Rational AG	10
–	Rhoen-Klinikum AG	12
1	SAP AG	68
1	Siemens AG	121
		934
	Greece - 0.0%
1	Opap S.A.	13

	Hong Kong - 5.0%
41	AAC Technologies Holdings, Inc.	95
27	AIA Group Ltd. •	101
64	AMVIG Holdings Ltd.	39
14	Anta Sports Products Ltd.	21
6	ASM Pacific Technology	67
6	Beijing Enterprises Holdings Ltd.	29
19	Belle International Holdings Ltd.	42
32	China Green Holdings Ltd.	18
19	China Unicom Ltd.	38
111	China ZhengTong Automotive Services Holdings Ltd. •	147
9	Clear Media Ltd. •	4
16	CNOOC Ltd.	35
21	Daphne International Holdings Ltd.	23
56	Golden Meditech Co., Ltd.	9
130	Guangdong Investment Ltd.	70
16	Hang Lung Properties Ltd.	57
102	Huabao International Holdings Ltd.	87
15	International Mining Machinery	14
4	Kingboard Chemical Holdings Ltd.	18
48	Li & Fung Ltd.	80
3	Lifestyle International	10
9	Minth Group Ltd.	14
13	Nine Dragons Paper Holdings	11
10	Ontime Department Store	17
31	Oriental Watch Holdings	25
72	Qingling Motors Co., Ltd.	25
315	Rexlot Holdings Ltd.	26
48	Sa Sa International Holdings Ltd.	38
10	Shanghai Industrial Holdings Ltd.	38
12	Shangri-La Asia Ltd.	31
4	Trinity Ltd.	4
53	Xingda International Holdings	37
		1,270
	India - 1.7%
5	Bharti Televentures	51
1	Corp. Bank	14
11	Educomp Solutions Ltd.	83
3	Indian Overseas Bank	10
19	Infrastructure Development Finance Co., Ltd.	54
2	Jammu & Kashmir Bank Ltd.	45
5	Karnataka Bank Ltd.	14
8	Reliance Industries Ltd.	156
		427
	Indonesia - 0.5%
151	PT Bumi Resources Tbk	54
27	PT Telekomunikasi Indonesia Tbk	23
62	PT XL Axiata Tbk	42
		119
	Ireland - 1.1%
14	AER Lingus •	14
3	CRH plc	53
–	Elan Corp. plc •	2

2

The Hartford Diversified International Fund
Schedule of Investments ― (continued)
July 31, 2011 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 96.2% - (continued)
	Ireland - 1.1% - (continued)
8	Elan Corp. plc ADR •	$86
5	Experian plc	63
3	Grafton Group plc	14
1	Kingspan Group plc	12
3	Smurfit Kappa Group plc •	29
		273
	Israel - 0.9%
5	Teva Pharmaceutical Industries Ltd. ADR	228

	Italy - 1.5%
3	Banche Popolari Unite Scpa	14
2	Benetton Group S.p.A.	14
2	Buzzi Unicem S.p.A.	22
18	Enel S.p.A.	102
2	Eni S.p.A.	41
39	Intesa Sanpaolo	91
2	Italcementi S.p.A.	18
8	Maire Tecnimont S.p.A.	13
3	Mondadori (Arnoldo) Editore S.p.A.	10
1	Salvatore Ferragamo Italia S.p.A. •	13
5	Saras S.p.A.	11
15	Telecom Italia S.p.A.	19
11	Unicredit S.p.A.	20
		388
	Japan - 16.6%
5	Acom Co., Ltd.	82
1	Aeon Delight Co., Ltd.	20
2	Aizawa Securities Co., Ltd.	5
1	Alfresa Holdings Corp.	41
1	Alpha Systems, Inc.	8
8	Bridgestone Corp.	194
1	Cawachi Ltd.	16
1	Chubu Steel Plate Co., Ltd.	6
2	Circle K Sunkus Co., Ltd.	25
1	Credit Saison Co., Ltd.	8
6	Daiichi Sankyo Co., Ltd.	127
2	Daito Trust Construction Co., Ltd.	145
3	DeNa Co., Ltd.	129
1	Doshisha Co., Ltd.	16
2	DTS Corp.	20
–	East Japan Railway Co.	25
5	Eisai Co., Ltd.	183
–	En-Japan, Inc.	9
–	Fuji Media Holdings, Inc.	15
1	Fuji Photo Film Co., Ltd.	26
1	Fujimi, Inc.	11
1	Fukuyama Transporting Co., Ltd.	6
–	Gendai Agency, Inc.	9
1	Gree, Inc.	23
3	Higashi-Nippon Bank Ltd.	6
8	Hitachi Ltd.	49
–	Hitachi Transport System Ltd.	5
1	Honda Motor Co., Ltd.	36
2	Honeys Co., Ltd.	22
1	Horipro, Inc.	5
3	Hosiden Corp.	23
–	Inpex Corp.	70
10	Isuzu Motors Ltd.	50
3	Japan Aviation Electronics Industry Ltd.	19
1	Japan Digital Laboratory Co., Ltd.	10
–	Japan Petroleum Exploration Co., Ltd.	20
–	Japan Tobacco, Inc.	18
1	JS Group Corp.	23
2	Kakaku.com, Inc.	95
6	Kawasaki Kisen Kaisha Ltd.	20
–	Kintetsu World Express, Inc.	7
2	Kirin Brewery Co., Ltd.	36
1	Komatsu Ltd.	25
1	Komori Corp.	11
–	K's Holdings Corp.	22
3	Matsui Securities Co., Ltd.	16
11	Mazda Motor Corp.	30
2	Medipal Holdings Corp.	15
2	Meitec Corp.	36
1	Mimasu Semiconductor Industry Co., Ltd.	12
3	Minebea Co., Ltd.	15
2	Mitsubishi Corp.	61
60	Mitsubishi UFJ Financial Group, Inc.	302
2	Mitsui & Co., Ltd.	31
3	Mitsui Fudosan Co., Ltd.	54
1	Mori Seiki Co., Ltd.	16
6	Nabtesco Corp.	153
–	Net One Systems Co., Ltd.	7
–	NEXT Co., Ltd.	14
–	Nintendo Co., Ltd.	8
2	Nishimatsuya Chain Co., Ltd.	21
3	Nissan Motor Co., Ltd.	30
–	Nitto Denko Corp.	10
2	NSD Co., Ltd.	16
–	OBIC Co., Ltd.	69
3	Oita Bank Ltd.	9
–	Okinawa Cellular Telephone Co.	7
–	Opt, Inc.	23
1	Pal Co., Ltd.	17
1	Pigeon Corp.	19
–	Point, Inc.	16
1	Pola Orbis Holdings, Inc.	32
–	Proto Corp.	11
–	Rakuten, Inc.	35
1	Roland Corp.	12
–	Ryohin Keikaku Co., Ltd.	15
6	Sega Sammy Holdings, Inc.	124
3	Seino Holdings Corp.	20
–	Septeni Holdings Co., Ltd.	11
1	Shimachu Co., Ltd.	12
1	Shin-Etsu Chemical Co., Ltd.	47
3	Shin-etsu Polymer Co., Ltd.	14
2	Shinkawa Ltd.	12
2	Shinko Electric Industries Co., Ltd.	20
6	Shionogi & Co., Ltd.	105
18	Showa Denko K.K.	37
2	Softbank Corp.	78
2	Sohgo Security Services Co., Ltd.	19
–	So-Net Entertainment Corp.	15
2	Sony Financial Holdings, Inc.	27
1	Square Enix Holdings Co., Ltd.	18
3	Stanley Electric Co., Ltd.	45
6	Sumco Corp.	102
1	Sumitomo Bakelite Co., Ltd.	7
6	Sumitomo Chemical Co., Ltd.	30
14	Sumitomo Metal Industries	34
1	Sumitomo Mitsui Financial Group, Inc.	35

3

The Hartford Diversified International Fund
Schedule of Investments ― (continued)
July 31, 2011 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 96.2% - (continued)
	Japan - 16.6% - (continued)
1	Suzuken Co., Ltd.	$23
1	T&D Holdings, Inc.	24
2	The Eighteenth Bank Ltd.	5
1	The Tochigi Bank Ltd.	4
3	The Yamanashi Chuo Bank Ltd.	13
–	Toei Animation Co., Ltd.	7
4	Tokai Rika Co., Ltd.	72
1	Tokai Rubber Industries Ltd.	19
1	Tokio Marine Holdings, Inc.	30
1	Tokyo Electron Ltd.	27
19	Tokyo Gas Co., Ltd.	91
1	Tokyo Seimitsu Co., Ltd.	18
2	Toyoda Gosei Co., Ltd.	39
1	Toyota Boshoku Corp.	22
3	Toyota Motor Corp.	133
1	Tri-Stage, Inc.	8
–	Tsuruha Holdings, Inc.	21
–	Tsutsumi Jewelry Co., Ltd.	5
1	Yamato Kogyo Co.	30
–	Yusen Logistics Co. Ltd.	5
1	Zuken, Inc.	8
		4,249
	Jersey - 0.1%
4	Glencore International plc •	33

	Luxembourg - 0.1%
14	Samsonite International S.A. •	29

	Malaysia - 1.4%
221	AirAsia Berhad	292
34	Axiata Group Berhad	58
		350
	Mexico - 1.8%
7	America Movil S.A. de C.V. ADR	175
1	Fomento Economico Mexicano S.A.B. de C.V. ADR	83
9	Genomma Laboratories Internacional S.A. •	20
–	Grupo Aeroportuario del Sureste S.A.B. de C.V.	20
11	Grupo Mexico SAB de CV	40
11	Grupo Modelo S.A.B.	67
8	Mexichem SAB de CV	35
10	Urbi, Desarrollos Urbanos, S.A.B. de C.V. •	21
		461
	Netherlands - 2.4%
10	AerCap Holdings N.V. •	120
–	Akzo Nobel N.V.	24
2	ASML Holding N.V.	76
1	European Aeronautic Defence and Space Co. N.V.	21
–	Fugro N.V. – CVA	26
2	Heineken N.V.	97
10	ING Groep N.V. •	103
2	Koninklijke Philips Electronics N.V.	55
2	Royal Dutch Shell plc B Shares	57
1	SBM Offshore N.V.	33
1	Wolters Kluwer N.V.	12
		624
	Norway - 2.2%
14	Aker Drilling ASA •	42
5	DNB Nor ASA	72
–	Kongsberg Gruppen ASA	8
9	Petroleum Geo-Services •	151
2	Statoil ASA	46
14	Telenor ASA	237
		556
	Panama - 0.4%
2	Copa Holdings S.A. Class A	98

	Papua New Guinea - 0.6%
3	New Britain Palm Oil Ltd.	47
13	Oil Search Ltd.	94
		141
	Philippines - 0.5%
49	Metropolitan Bank and Trust	89
13	Security Bank Corp.	34
		123
	Poland - 0.0%
1	Warsaw Stock Exchange	11

	Portugal - 0.1%
1	Jeronimo Martins	24

	Russia - 1.0%
5	Mining and Metallurgical Co. Norilsk Nickel ADR	126
9	OAO Gazprom Class S ADR	129
		255
	Singapore - 1.4%
8	Capitacommercial Trust	9
50	China Minzhong Food Corp., Ltd. •	59
3	DBS Group Holdings Ltd.	38
42	Genting Singapore plc •	67
15	Hutchinson Port Holdings Trust •	11
12	Olam International Ltd.	26
10	Oversea-Chinese Banking Corp., Ltd.	80
31	Straits Asia Resources	78
		368
	South Africa - 0.1%
–	AngloGold Ltd. ADR	8
5	Raubex Group Ltd.	13
		21
	South Korea - 2.3%
–	GS Home Shopping, Inc.	12
2	Hana Financial Holdings	80
–	Hana Tour Service, Inc.	17
1	Himart Co., Ltd. •	40
–	Hyundai Home Shopping Network Corp.	33
–	Hyundai Motor Co., Ltd.	70
5	Interpark Corp. •	24
1	Kangwon Land, Inc.	30
1	KB Financial Group, Inc.	40
–	KCC Corp.	19
1	Korea Telecom Corp.	25
–	LG Household & Health Care Ltd.	67
2	LG Telecom Ltd.	12
1	LIG Insurance Co., Ltd.	27
–	Samsung Electronics Co., Ltd.	31
–	SK Telecom Co., Ltd.	25

4

The Hartford Diversified International Fund
Schedule of Investments ― (continued)
July 31, 2011 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 96.2% - (continued)
	South Korea - 2.3% - (continued)
–	Yuhan Corp.	$25
		577
	Spain - 0.7%
3	Almirall S.A.	29
1	Industria de Diseno Textil S.A.	64
4	International Consolidated Airlines Group S.A. •	16
77	Mapletree Industries NPV	78
		187
	Sweden - 1.8%
3	Assa Abloy Ab	66
2	Atlas Copco Ab	40
–	Hennes & Mauritz Ab	16
–	Hexagon Ab	10
5	Nordea Bank Ab	52
3	Sandvik Ab	47
2	Skf Ab B Shares	45
1	Swedish Match Ab	34
9	Telefonaktiebolaget LM Ericsson ADR	119
2	Volvo Ab Class B	36
		465
	Switzerland - 4.9%
2	ABB Ltd.	36
2	Adecco S.A.	133
–	Bank Sarasin & Cie AG	8
1	CIE Financiere Richemont S.A.	73
–	Credit Suisse Group AG	15
–	Galenica AG	37
1	GAM Holding Ltd.	11
1	Julius Baer Group Ltd.	23
1	Kuehne & Nagel International AG	114
–	Lindt & Spruengli AG	16
2	Micronas Semiconductor Holding AG •	17
–	Panalpina Welttransport Holding AG	16
1	Roche Holding AG	101
–	SGS S.A.	35
–	Straumann Holding AG	20
3	Swiss Re Ltd.	184
–	Tecan Group AG	13
5	Temenos Group AG •	131
15	UBS AG	243
–	Zurich Financial Services AG	24
		1,250
	Taiwan - 0.8%
11	Chroma Ate, Inc.	29
2	High Technology Computer Corp.	67
42	Synnex Technology International Corp.	107
		203
	Thailand - 0.4%
48	Bank of Ayudhya plc	45
23	CP ALL PCL	38
20	MCOT PCL	20
		103
	Turkey - 0.1%
6	Turkiye Garanti Bankasi A.S.	26

	United Kingdom - 15.2%
2	Anglo American plc	102
11	Arm Holdings plc	108
1	AstraZeneca plc	59
3	AstraZeneca plc ADR	136
1	Babcock International Group plc	16
13	BAE Systems plc	63
47	Barclays Bank plc	170
1	Bellway plc	15
12	BG Group plc	271
41	BP plc	307
5	British American Tobacco plc	231
1	Bunzl plc	11
6	Burberry Group plc	157
5	Capital Group plc	61
3	Catlin Group Ltd.	22
2	Chemring Group plc	15
3	Compass Group plc	31
–	Croda International plc	10
6	CSR plc	27
4	easyJet plc •	24
1	ENSCO International plc	27
5	Fresnillo plc	145
19	Game Group plc	9
1	GlaxoSmithKline plc	17
13	Hays plc	20
10	Home Retail Group	23
13	HSBC Holdings plc	126
5	Imperial Tobacco Group plc	182
1	Intertek Group plc	18
13	Lancashire Holdings Ltd.	149
1	Land Securities Group plc	16
26	Logica plc	50
3	Paragon Group Companies plc	11
5	Persimmon plc	35
9	Prudential plc	99
2	Reckitt Benckiser Group plc	98
6	Redrow plc •	12
3	Rexam plc	19
4	Rio Tinto plc	286
3	Rolls-Royce Holdings plc	29
–	Rotork plc	7
2	Serco Group plc	22
3	Severn Trent plc	77
–	Shire plc	14
8	SIG plc •	17
1	Spectris plc	28
7	Standard Chartered plc	184
9	Tesco plc	58
17	Thomas Cook Group plc	18
2	Vedanta Resources plc	66
62	Vodafone Group plc	173
		3,871
	United States - 1.0%
2	Ambow Education Holding Ltd. •	14
5	American Oriental Bioengineering, Inc. •	6
8	Central Euro Distribution Corp. •	74
2	China Natural Gas •	6
–	Credicorp Ltd.	29
1	Exceed Co., Ltd. •	3
–	Hisoft Technology International Ltd. •	6
1	Hollysys Automation Technology •	5
1	Liberty Global, Inc. •	42
–	Netease.com, Inc. •	16
4	Shanda Games Ltd. •	25

5

The Hartford Diversified International Fund
Schedule of Investments ― (continued)
July 31, 2011 (Unaudited)
(000’s Omitted)

Shares or Principal Amount			Market Value ╪
COMMON STOCKS - 96.2% - (continued)
	United States - 1.0% - (continued)
2	Sinovac Biotech Ltd. •		$6
2	Xueda Education Group •		18
			250
	Total common stocks
	(cost $22,585)		$24,539

EXCHANGE TRADED FUNDS - 0.3%
	United States - 0.3%
2	iShares MSCI ACWI Index Fund		$73

	Total exchange traded funds
	(cost $76)		$73

	Total long-term investments
	(cost $22,661)		$24,612

SHORT-TERM INVESTMENTS - 3.3%
	Repurchase Agreements - 3.3%
	Bank of America Merrill Lynch TriParty Joint Repurchase Agreement (maturing on 08/01/2011 in the amount of $21, collateralized by FHLMC 4.50%, 2040, FNMA 3.12% - 6.00%, 2019 - 2047, value of $22)
$21	0.18%, 7/29/2011		$21
	Barclays Capital TriParty Joint Repurchase Agreement (maturing on 08/01/2011 in the amount of $38, collateralized by FHLMC 0.14%, 2013, value of $39)
38	0.18%, 7/29/2011		38

BNP Paribas Securities Corp. TriParty Joint
Repurchase Agreement (maturing on
08/01/2011 in the amount of $214,
collateralized by FHLMC 3.50% - 6.00%,
2022 - 2041, FNMA 3.50% - 6.00%, 2019 -
2047, value of $218)

214	0.20%, 7/29/2011		214
	Deutsche Bank Securities TriParty Joint Repurchase Agreement (maturing on 08/01/2011 in the amount of $546, collateralized by GNMA 3.30% - 7.00%, 2026 - 2051, value of $557)
546	0.20%, 7/29/2011		546
	UBS Securities, Inc. Joint Repurchase Agreement (maturing on 08/01/2011 in the amount of $2, collateralized by U.S. Treasury Bill 1.13%, 2011, value of $2)
2	0.14%, 7/29/2011		2
	UBS Securities, Inc. TriParty Joint Repurchase Agreement (maturing on 08/01/2011 in the amount of $44, collateralized by FHLMC 4.00%, 2025, value of $45)
44	0.20%, 7/29/2011		44
			865

	Total short-term investments
	(cost $865)		$865

	Total investments
	(cost $23,526) ▲	99.8%	$25,477
	Other assets and liabilities	0.2%	60
	Total net assets	100.0%	$25,537

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 95.2% of total net assets at July 31, 2011.

Prices of foreign equities that are principally traded on certain foreign markets may be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

6

The Hartford Diversified International Fund
Schedule of Investments ― (continued)
July 31, 2011 (Unaudited)
(000’s Omitted)

▲	At July 31, 2011, the cost of securities for federal income tax purposes was $24,003 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$2,977
Unrealized Depreciation	(1,503)
Net Unrealized Appreciation	$1,474

•	Currently non-income producing.

Foreign Currency Contracts Outstanding at July 31, 2011

Description	Counterparty	Buy / Sell	Market Value ╪	Contract Amount	Delivery Date	Unrealized Appreciation/ (Depreciation)
Australian Dollar	Morgan Stanley	Buy	$98	$92	10/17/2011	$6
Australian Dollar	UBS AG	Sell	48	46	10/17/2011	(2)
British Pound	Morgan Stanley	Sell	3	3	08/02/2011	–
British Pound	Morgan Stanley	Buy	25	25	08/02/2011	–
Canadian Dollar	Banc of America Securities	Buy	14	14	08/04/2011	–
Euro	Banc of America Securities	Buy	13	13	08/03/2011	–
Euro	Banc of America Securities	Sell	10	10	08/02/2011	–
Euro	CS First Boston	Sell	32	32	08/02/2011	–
Euro	CS First Boston	Buy	11	11	08/03/2011	–
Euro	Goldman Sachs	Buy	2	2	08/01/2011	–
Hong Kong Dollar	JP Morgan Securities	Sell	9	9	08/01/2011	–
Hong Kong Dollar	JP Morgan Securities	Sell	6	6	08/02/2011	–
Hong Kong Dollar	JP Morgan Securities	Buy	5	5	08/01/2011	–
Japanese Yen	Banc of America Securities	Sell	13	13	08/01/2011	–
Japanese Yen	Banc of America Securities	Sell	116	106	08/11/2011	(10)
Japanese Yen	Banc of America Securities	Buy	17	17	08/02/2011	–
Japanese Yen	BNP Paribas Securities	Buy	16	14	08/05/2011	2
Japanese Yen	BNP Paribas Securities	Sell	17	15	08/05/2011	(2)
Japanese Yen	CS First Boston	Buy	8	8	08/03/2011	–
Japanese Yen	Deutsche Bank Securities	Sell	98	93	04/27/2012	(5)
Japanese Yen	JP Morgan Securities	Sell	206	194	08/05/2011	(12)
Japanese Yen	JP Morgan Securities	Sell	44	42	08/11/2011	(2)
Japanese Yen	JP Morgan Securities	Sell	86	81	04/27/2012	(5)
Japanese Yen	UBS AG	Sell	67	64	08/11/2011	(3)
Mexican New Peso	Citibank	Buy	10	10	08/02/2011	–
Mexican New Peso	Citibank	Buy	3	3	08/03/2011	–
Mexican New Peso	Citibank	Sell	1	1	08/01/2011	–
Singapore Dollar	Banc of America Securities	Buy	23	23	08/01/2011	–
Swiss Franc	Banc of America Securities	Buy	5	5	08/02/2011	–
Swiss Franc	Deutsche Bank Securities	Buy	13	13	08/03/2011	–
						$(33)

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

7

The Hartford Diversified International Fund
Schedule of Investments ― (continued)
July 31, 2011 (Unaudited)
(000’s Omitted)

Diversification by Industry
as of July 31, 2011
Industry (Sector)	Percentage of Net Assets
Automobiles & Components (Consumer Discretionary)	4.6%
Banks (Financials)	9.2
Capital Goods (Industrials)	7.6
Commercial & Professional Services (Industrials)	1.9
Consumer Durables & Apparel (Consumer Discretionary)	3.2
Consumer Services (Consumer Discretionary)	2.5
Diversified Financials (Financials)	2.5
Energy (Energy)	8.8
Food & Staples Retailing (Consumer Staples)	1.6
Food, Beverage & Tobacco (Consumer Staples)	5.3
Health Care Equipment & Services (Health Care)	1.6
Household & Personal Products (Consumer Staples)	0.9
Insurance (Financials)	4.0
Materials (Materials)	11.1
Media (Consumer Discretionary)	1.1
Other Investment Pools and Funds (Financials)	0.3
Pharmaceuticals, Biotechnology & Life Sciences (Health Care)	5.5
Real Estate (Financials)	1.6
Retailing (Consumer Discretionary)	3.5
Semiconductors & Semiconductor Equipment (Information Technology)	2.4
Software & Services (Information Technology)	3.7
Technology Hardware & Equipment (Information Technology)	2.9
Telecommunication Services (Services)	4.2
Transportation (Industrials)	4.0
Utilities (Utilities)	2.5
Short-Term Investments	3.3
Other Assets and Liabilities	0.2
Total	100.0%

8

The Hartford Diversified International Fund
Schedule of Investments ― (continued)
July 31, 2011 (Unaudited)
(000’s Omitted)

Investment Valuation Hierarchy Level Summary
July 31, 2011

	Total	Level 1 ♦	Level 2 ♦	Level 3
Assets:
Common Stocks
Argentina	$46	$46	$–	$–
Australia	702	–	702	–
Austria	9	–	9	–
Belgium	351	–	351	–
Brazil	1,322	1,322	–	–
British Virgin Islands	16	16	–	–
Canada	767	753	–	14
Chile	35	35	–	–
China	684	218	466	–
Colombia	144	144	–	–
Denmark	260	–	260	–
Egypt	35	35	–	–
Finland	209	–	209	–
France	2,032	76	1,956	–
Germany	934	–	934	–
Greece	13	–	13	–
Hong Kong	1,270	–	1,270	–
India	427	10	417	–
Indonesia	119	–	119	–
Ireland	273	155	118	–
Israel	228	228	–	–
Italy	388	23	365	–
Japan	4,249	9	4,240	–
Jersey	33	33	–	–
Luxembourg	29	29	–	–
Malaysia	350	–	350	–
Mexico	461	461	–	–
Netherlands	624	120	504	–
Norway	556	42	514	–
Panama	98	98	–	–
Papua New Guinea	141	–	141	–
Philippines	123	–	123	–
Poland	11	–	11	–
Portugal	24	–	24	–
Russia	255	255	–	–
Singapore	368	11	357	–
South Africa	21	21	–	–
South Korea	577	107	470	–
Spain	187	–	187	–
Sweden	465	135	330	–
Switzerland	1,250	208	1,042	–
Taiwan	203	–	203	–
Thailand	103	103	–	–
Turkey	26	–	26	–
United Kingdom	3,871	175	3,696	–
United States	250	250	–	–
Total	24,539	5,118	19,407	14
Exchange Traded Funds	73	73	–	–
Short-Term Investments	865	–	865	–
Total	$25,477	$5,191	$20,272	$14
Foreign Currency Contracts*	8	–	8	–
Total	$8	$–	$8	$–
Liabilities:
Foreign Currency Contracts*	41	–	41	–
Total	$41	$–	$41	$–

♦	For the nine-month period ended July 31, 2011, there were no significant transfer between Level 1 and Level 2.
*	Derivative instruments not reflected in the Schedule of Investments are valued at the unrealized appreciation/depreciation on the investments.

9

The Hartford Diversified International Fund
Schedule of Investments ― (continued)
July 31, 2011 (Unaudited)
(000’s Omitted)

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Balance as of October 31, 2010	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)		Net Amortization	Purchases	Sales	Transfers Into Level 3 *	Transfers Out of Level 3*	Balance as of July 31, 2011
Assets:
Common Stocks	$3	$1	$(3	)†	$—	$14	$(14)	$13	$—	$14
Total	$3	$1	$(3)		$—	$14	$(14)	$13	$—	$14

*	Securities are transferred into and out of Level 3 for a variety of reasons including, but not limited to:
1)	Securities where trading has been halted (transfer into Level 3) or securities where trading has resumed (transfer out of Level 3).
2)	Broker quoted securities (transfer into Level 3) or quoted prices in active markets (transfer out of Level 3).
3)	Securities that have certain restrictions on trading (transfer into Level 3) or securities where trading restrictions have expired (transfer out of Level 3).
†	Change in unrealized appreciation or depreciation in the current period relating to assets still held at July 31, 2011 rounds to zero.

10

The Hartford Dividend and Growth Fund
Schedule of Investments
July 31, 2011 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 96.9%
	Automobiles & Components - 1.9%
2,600	Ford Motor Co. w/ Rights •	$31,742
948	Honda Motor Co., Ltd. ADR	37,727
1,246	Johnson Controls, Inc.	46,040
		115,509
	Banks - 5.4%
1,432	PNC Financial Services Group, Inc.	77,749
1,902	US Bancorp	49,556
7,356	Wells Fargo & Co.	205,531
		332,836
	Capital Goods - 7.8%
1,232	Cooper Industries plc Class A	64,420
737	Deere & Co.	57,823
788	General Dynamics Corp.	53,660
3,717	General Electric Co.	66,579
979	Honeywell International, Inc.	51,958
333	Illinois Tool Works, Inc.	16,558
610	Northrop Grumman Corp.	36,911
1,078	Pentair, Inc.	39,674
797	Raytheon Co.	35,645
469	Siemens AG ADR	59,699
		482,927
	Commercial & Professional Services - 0.8%
1,505	Waste Management, Inc.	47,377

	Diversified Financials - 5.8%
6,142	Bank of America Corp.	59,636
195	BlackRock, Inc.	34,835
340	Goldman Sachs Group, Inc.	45,876
3,763	JP Morgan Chase & Co.	152,201
220	State Street Corp.	9,137
3,436	UBS AG ADR •	56,632
		358,317
	Energy - 14.7%
1,277	Anadarko Petroleum Corp.	105,462
902	Baker Hughes, Inc.	69,766
857	Cenovus Energy, Inc.	32,866
789	Chesapeake Energy Corp.	27,092
2,080	Chevron Corp.	216,372
1,643	EnCana Corp. ADR	48,109
2,772	Exxon Mobil Corp.	221,209
552	Occidental Petroleum Corp.	54,205
1,184	Total S.A. ADR	63,992
1,533	Ultra Petroleum Corp. •	71,775
		910,848
	Food & Staples Retailing - 0.9%
1,565	CVS/Caremark Corp.	56,888

	Food, Beverage & Tobacco - 4.5%
409	Nestle S.A. ADR	26,048
1,628	PepsiCo, Inc.	104,232
1,300	Philip Morris International, Inc.	92,498
1,784	Unilever N.V. NY Shares ADR	57,951
		280,729
	Health Care Equipment & Services - 3.0%
1,546	Cardinal Health, Inc.	67,636
2,375	Medtronic, Inc.	85,622
694	UnitedHealth Group, Inc.	34,433
		187,691
	Household & Personal Products - 1.6%
99	Colgate-Palmolive Co.	8,311
1,467	Procter & Gamble Co.	90,177
		98,488
	Insurance - 5.3%
1,291	ACE Ltd.	86,461
813	Chubb Corp.	50,809
390	Marsh & McLennan Cos., Inc.	11,498
2,377	MetLife, Inc.	97,960
891	Principal Financial Group, Inc.	24,605
955	Prudential Financial, Inc.	56,016
		327,349
	Materials - 2.7%
1,053	Barrick Gold Corp.	50,096
1,604	Dow Chemical Co.	55,935
1,263	Owens-Illinois, Inc. •	29,264
480	Rio Tinto plc ADR	34,049
		169,344
	Media – 3.3%
4,454	Comcast Corp. Class A	106,989
1,420	Time Warner, Inc.	49,921
1,262	Walt Disney Co.	48,731
		205,641
	Pharmaceuticals, Biotechnology & Life Sciences - 11.5%
1,519	AstraZeneca plc ADR	73,667
1,712	Bristol-Myers Squibb Co.	49,069
3,221	Eli Lilly & Co.	123,368
511	Hospira, Inc. •	26,143
1,864	Johnson & Johnson	120,736
3,594	Merck & Co., Inc.	122,650
7,938	Pfizer, Inc.	152,720
922	Teva Pharmaceutical Industries Ltd. ADR	42,985
		711,338
	Retailing - 2.9%
2,495	Buck Holdings L.P. ⌂•†	5,743
609	J.C. Penney Co., Inc.	18,730
2,954	Lowe's Co., Inc.	63,743
2,173	Staples, Inc.	34,890
1,170	Target Corp.	60,248
		183,354
	Semiconductors & Semiconductor Equipment - 3.3%
984	Analog Devices, Inc.	33,856
2,350	Intel Corp.	52,467
2,410	Taiwan Semiconductor Manufacturing Co., Ltd. ADR	29,791
1,936	Texas Instruments, Inc.	57,599
927	Xilinx, Inc.	29,747
		203,460
	Software & Services - 7.7%
868	Accenture plc	51,333
1,216	Automatic Data Processing, Inc.	62,622
1,692	eBay, Inc. •	55,426
968	IBM Corp.	175,940
4,797	Microsoft Corp.	131,441
		476,762

1

The Hartford Dividend and Growth Fund
Schedule of Investments ― (continued)
July 31, 2011 (Unaudited)
(000’s Omitted)

Shares or Principal Amount			Market Value ╪
COMMON STOCKS - 96.9% - (continued)
	Technology Hardware & Equipment - 2.4%
1,081	Avnet, Inc. •		$31,668
3,572	Cisco Systems, Inc.		57,048
1,056	Qualcomm, Inc.		57,831
			146,547
	Telecommunication Services - 4.2%
8,053	AT&T, Inc.		235,628
5,760	Sprint Nextel Corp. •		24,365
			259,993
	Transportation - 2.3%
703	FedEx Corp.		61,033
1,211	United Parcel Service, Inc. Class B		83,853
			144,886
	Utilities - 4.9%
1,622	Dominion Resources, Inc.		78,576
1,277	Exelon Corp.		56,272
1,212	NextEra Energy, Inc.		66,963
1,525	PG&E Corp.		63,177
1,576	Xcel Energy, Inc.		37,824
			302,812
	Total common stocks
	(cost $5,228,475)		$6,003,096

	Total long-term investments
	(cost $5,228,475)		$6,003,096

SHORT-TERM INVESTMENTS - 3.1%
	Repurchase Agreements - 3.1%

Bank of America Merrill Lynch TriParty Joint
Repurchase Agreement (maturing on
08/01/2011 in the amount of $4,708,
collateralized by FHLMC 4.50%, 2040,
FNMA 3.12% - 6.00%, 2019 - 2047,
value of $4,803)

$4,708	0.18%, 7/29/2011		$4,708
	Barclays Capital TriParty Joint Repurchase Agreement (maturing on 08/01/2011 in the amount of $8,385, collateralized by FHLMC 0.14%, 2013, value of $8,553)
8,385	0.18%, 7/29/2011		8,385

BNP Paribas Securities Corp. TriParty Joint
Repurchase Agreement (maturing on
08/01/2011 in the amount of $47,343,
collateralized by FHLMC 3.50% - 6.00%,
2022 - 2041, FNMA 3.50% - 6.00%, 2019 -
2047, value of $48,289)

47,342	0.20%, 7/29/2011		47,342
	Deutsche Bank Securities TriParty Joint Repurchase Agreement (maturing on 08/01/2011 in the amount of $120,678, collateralized by GNMA 3.30% - 7.00%, 2026 - 2051, value of $123,090)
120,676	0.20%, 7/29/2011		120,676
	UBS Securities, Inc. Joint Repurchase Agreement (maturing on 08/01/2011 in the amount of $372, collateralized by U.S. Treasury Bill 1.13%, 2011, value of $379)
372	0.14%, 7/29/2011		372
	UBS Securities, Inc. TriParty Joint Repurchase Agreement (maturing on 08/01/2011 in the amount of $9,804, collateralized by FHLMC 4.00%, 2025, value of $10,000)
9,804	0.20%, 7/29/2011		9,804
			191,287
	Total short-term investments
	(cost $191,287)		$191,287

	Total investments
	(cost $5,419,762) ▲	100.0%	$6,194,383
	Other assets and liabilities	–%	(253)
	Total net assets	100.0%	$6,194,130

2

The Hartford Dividend and Growth Fund
Schedule of Investments ― (continued)
July 31, 2011 (Unaudited)
(000’s Omitted)

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 9.9% of total net assets at July 31, 2011.

Prices of foreign equities that are principally traded on certain foreign markets may be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

▲	At July 31, 2011, the cost of securities for federal income tax purposes was $5,456,235 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$918,832
Unrealized Depreciation	(180,684)
Net Unrealized Appreciation	$738,148

†
The aggregate value of securities valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Company's Board of Directors at July 31, 2011, was $5,743, which represents 0.09% of total net assets.

•	Currently non-income producing.

⌂
The following securities are considered illiquid.  Illiquid securities are often purchased in private placement transactions, are often not registered under the Securities Act of 1933 and may have contractual restrictions on resale. A security may also be considered illiquid if the security lacks a readily available market or if its valuation has not changed for a certain period of time.

Period Acquired	Shares/ Par	Security	Cost Basis
06/2007	2,495	Buck Holdings L.P.	$1,915

The aggregate value of these securities at July 31, 2011, was $5,743, which represents 0.09% of total net assets.

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

Investment Valuation Hierarchy Level Summary
July 31, 2011

	Total	Level 1 ♦	Level 2 ♦	Level 3
Assets:
Common Stocks ‡	$6,003,096	$5,997,353	$–	$5,743
Short-Term Investments	191,287	–	191,287	–
Total	$6,194,383	$5,997,353	$191,287	$5,743

♦	For the nine-month period ended July 31, 2011, there were no significant transfer between Level 1 and Level 2.
‡	The Fund has all or primarily all of the equity securities categorized in a particular level. Refer to the Schedule of Investments for further industry breakout.

3

The Hartford Dividend and Growth Fund
Schedule of Investments ― (continued)
July 31, 2011 (Unaudited)
(000’s Omitted)

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Balance as of October 31, 2010	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)		Net Amortization	Purchases	Sales	Transfers Into Level 3	Transfers Out of Level 3	Balance as of July 31, 2011
Assets:
Common Stocks	$5,751	$471	$213	*	$—	$—	$(692)	$—	$—	$5,743
Total	$5,751	$471	$213		$—	$—	$(692)	$—	$—	$5,743

*	Change in unrealized appreciation or depreciation in the current period relating to assets still held at July 31, 2011 was $213.

4

The Hartford Emerging Markets Local Debt Fund
Schedule of Investments
July 31, 2011 (Unaudited)
(000’s Omitted)

Shares or Principal Amount ╬			Market Value ╪
CORPORATE BONDS: NON-INVESTMENT GRADE - 0.4%
		United States - 0.4%
		MCE Finance Ltd.
	$40	10.25%, 05/15/2018	$45
		NII Capital Corp.
	75	8.88%, 12/15/2019	83

		Total corporate bonds: non-investment grade
		(cost $128)	$128

FOREIGN BONDS - 88.1%
		Argentina - 2.2%
		Aeropuertos Argentina 2000 S.A
	$123	10.75%, 12/01/2020 §	$135
		Argentina (Republic of)
ARS	1,140	1.18%, 12/31/2038 ж	83
ARS	2,194	5.83%, 12/31/2033 ж	377
		Pan American Energy LLC
	80	7.88%, 05/07/2021 §	86
			681
		Belgium - 0.6%
		Anheuser-Busch InBev N.V
BRL	275	9.75%, 11/17/2015	188

		Brazil - 7.5%
		Banco do Brasil
	100	8.50%, 10/20/2020 §♠	118
		BFF International Ltd
	125	7.25%, 01/28/2020 §	139
		Brazil (Republic of)
BRL	678	10.00%, 01/01/2014 - 01/01/2017	396
		Brazil Notas do Tesouro Nacional Serie F
BRL	746	10.00%, 01/01/2013 - 01/01/2015	455
		Cosan Finance Ltd
	125	7.00%, 02/01/2017 §	136
		Fibria Overseas Finance Ltd
	125	7.50%, 05/04/2020 §	136
		Globo Comunicacao e Participacoes S.A
	125	6.25%, 07/20/2015 §♠	133
		Grupo Virgolino
	200	10.50%, 01/28/2018 §	217
		Itau Unibanco Holding S.A
	200	6.20%, 12/21/2021 ▪	208
		RBS-Zero Hora Editora Journalistica
BRL	275	11.25%, 06/15/2017 §	170
		Telemar Norte Leste S.A
	100	5.50%, 10/23/2020 §	100
		Votorantim Overseas IV
	125	7.75%, 06/24/2020 §	141
			2,349
		British Virgin Islands - 0.4%
		Fita International Ltd
	125	7.00%, 02/10/2020	130

		Canada - 0.5%
		Pacific Rubiales Energy Corp
	125	8.75%, 11/10/2016 §	141

		Chile - 1.4%
		AES Gener S.A
	100	5.25%, 08/15/2021 ▪	99
		Automotores Gildemeister
	100	8.25%, 05/24/2021 ▪	105
		Celulosa Arauco Constitucion
	35	7.25%, 07/29/2019	41
		Chile (Republic of)
CLP	50,000	5.50%, 08/05/2020	113
		E.CL S.A
	100	5.63%, 01/15/2021 §	107
			465
		Colombia - 4.6%
		Bancolombia S.A
	90	6.13%, 07/26/2020	93
		Colombia (Republic of)
COP	811,909	4.25%, 05/17/2017 ╦	937
		Emgesa S.A
COP	356,000	8.75%, 01/25/2021 §	217
		Empresas Public Medellin
COP	172,000	8.38%, 02/01/2021 §	100
		TGI International Ltd
	125	9.50%, 10/03/2017 §	139
			1,486
		Germany - 0.7%
		Rearden G Holdings EINS GmbH
	175	7.88%, 03/30/2020 §	192

		Hong Kong - 0.4%
		Hutchison Whampoa International Ltd
	120	5.75%, 09/11/2019 §	132

		Hungary - 2.6%
		Hungary (Republic of)
HUF	32,850	6.50%, 06/24/2019	166
HUF	24,650	6.75%, 02/24/2017	129
HUF	37,250	7.50%, 10/24/2013	203
HUF	54,150	8.00%, 02/12/2015	299
			797
		Indonesia - 1.8%
		Berau Capital Resources Pte Ltd
	160	12.50%, 07/08/2015 §	187
		Indonesia (Republic of)
IDR	1,099,000	9.50%, 05/15/2041	141
IDR	1,186,000	9.75%, 05/15/2037	156
IDR	341,000	10.50%, 07/15/2038	48
			532
		Ireland - 2.0%
		Digicel Group Ltd
	100	10.50%, 04/15/2018 §	112
		Ireland (Republic of)
EUR	146	5.40%, 03/13/2025	137
		Trans Capital Investments
	190	8.70%, 08/07/2018 §	235
		Vnesheconombank Via VEB Finance Ltd
	150	6.80%, 11/22/2025 §	156
			640

1

The Hartford Emerging Markets Local Debt Fund
Schedule of Investments ― (continued)
July 31, 2011 (Unaudited)
(000’s Omitted)

Shares or Principal Amount ╬			Market Value ╪
FOREIGN BONDS - 88.1% - (continued)
		Israel - 1.4%
		Israel Electric Corp Ltd
	$200	9.38%, 01/28/2020 §	$250
		Israel Government
ILS	565	6.25%, 10/30/2026	178
			428
		Ivory Coast - 1.3%
		Ivory Coast (Republic of)
	740	0.00%, 12/31/2032 •§	398

		Kazakhstan - 0.6%
		Kazatomprom Natsionalnaya
	175	6.25%, 05/20/2015 §	186

		Kuwait - 0.4%
		Kuwait Projects Co
	100	8.88%, 10/17/2016 §	114

		Luxembourg - 3.0%
		ALROSA Finance S.A
	200	7.75%, 11/03/2020 §	219
		European Investment Bank
ZAR	475	8.76%, 12/31/2018 ○	38
		RSHB Capital S.A
	175	6.30%, 05/15/2017 §	187
		VTB Bank OJSC Via VTB Capital S.A
	175	6.55%, 10/13/2020 §	179
		VTB Capital S.A
	100	6.47%, 03/04/2015 §	106
		Yasar Holdings S.A. Via Willow No 2
	200	9.63%, 10/07/2015 §	211
			940
		Malaysia - 7.3%
		Bank Negara Malaysia Monetary Notes
MYR	1,080	2.91%, 02/21/2012 ○	358
MYR	795	2.92%, 08/09/2011 ○	268
		Malaysia Government
MYR	1,565	2.51%, 08/27/2012	526
MYR	780	3.74%, 02/27/2015	266
MYR	1,045	3.83%, 09/28/2011	353
MYR	525	4.16%, 07/15/2021	181
MYR	535	4.39%, 04/15/2026	187
		Public Bank Bhd
	120	6.84%, 08/22/2036	127
			2,266
		Mexico - 9.9%
		Axtel SAB de CV
	65	9.00%, 09/22/2019 §	63
		Cemex Finance LLC
	175	9.50%, 12/14/2016 §	169
		Corporacion Geo
	100	9.25%, 06/30/2020 §	108
		Empresas ICA SAB de CV
	175	8.90%, 02/04/2021 §	184
		Mexican Bonos De Desarrollo
MXN	1,426	7.00%, 06/19/2014 Δ	127
MXN	3,306	7.25%, 12/15/2016 Δ	298
MXN	3,219	7.50%, 06/03/2027 Δ	282
MXN	1,885	8.00%, 06/11/2020 Δ	176
MXN	2,802	8.50%, 05/31/2029	267
MXN	3,650	8.50%, 11/18/2038 Δ	337
MXN	2,755	10.00%, 11/20/2036 Δ	295
		Mexican Udibonos
MXN	1,875	4.00%, 11/15/2040 Δж	169
		Satmex Escrow
	80	9.50%, 05/15/2017 §	82
		Sigma Alimentos S.A
	150	5.63%, 04/14/2018 §	155
		United Mexican States
MXN	735	8.00%, 12/19/2013 Δ	67
MXN	1,792	9.50%, 12/18/2014 Δ	171
		Urbi Desarrollos Urbanos
	100	9.50%, 01/21/2020 §	113
			3,063
		Netherlands - 1.4%
		GTB Finance B.V
	200	7.50%, 05/19/2016 §	209
		Indo Energy Finance
	200	7.00%, 05/07/2018 §	211
			420
		Panama - 0.2%
		AES Panama S.A
	50	6.35%, 12/21/2016 §	54

		Peru - 3.0%
		Peru (Republic of)
PEN	865	6.85%, 02/12/2042 §Δ	309
PEN	655	8.20%, 08/12/2026 §Δ	276
		Peru Bono Soberano
PEN	90	7.84%, 08/12/2020	37
		Peruvian Government
PEN	850	6.90%, 08/12/2037 §Δ	311
			933
		Philippines - 0.4%
		SM Investments Corp
	130	5.50%, 10/13/2017	129

		Poland - 6.7%
		Poland Government
PLN	1,205	4.55%, 01/25/2012 ○	423
PLN	825	4.75%, 04/25/2012	297
PLN	450	5.00%, 04/25/2016	160
PLN	1,145	5.25%, 10/25/2017 - 10/25/2020	402
PLN	475	5.50%, 10/25/2019	168
PLN	1,755	5.75%, 04/25/2014 - 04/25/2029	631
			2,081
		Qatar - 0.4%
		Nakilat, Inc
	123	6.27%, 12/31/2033 §	128

2

The Hartford Emerging Markets Local Debt Fund
Schedule of Investments ― (continued)
July 31, 2011 (Unaudited)
(000’s Omitted)

Shares or Principal Amount ╬			Market Value ╪
FOREIGN BONDS - 88.1% - (continued)
		Russia - 1.3%
		Russian Agricultural Bank OJSC
RUB	6,000	8.70%, 03/17/2016 §	227
		Russian Federation Government
RUB	5,000	7.85%, 03/10/2018 §	191
			418
		Singapore - 1.3%
		Bumi Investment Pte Ltd
	$170	10.75%, 10/06/2017 §	$196
		Olam International Ltd
	130	7.50%, 08/12/2020	129
		Oversea-Chinese Banking Corp., Ltd.
	100	3.75%, 11/15/2022	98
			423
		South Africa - 6.3%
		Consol Glass Ltd.
EUR	50	7.63%, 04/15/2014 §	73
		Eskom Holdings Ltd.
ZAR	200	10.20%, 12/31/2018 ○	14
		South Africa (Republic of)
ZAR	3,580	6.25%, 03/31/2036	396
ZAR	5,005	6.50%, 02/28/2041 ╦	564
ZAR	700	6.75%, 03/31/2021	94
ZAR	1,445	7.00%, 02/28/2031	179
ZAR	1,885	8.00%, 12/21/2018	280
ZAR	250	8.25%, 09/15/2017	38
ZAR	1,070	10.50%, 12/21/2026	187
		Transnet Ltd
ZAR	1,000	10.00%, 03/30/2029	150
			1,975
		South Korea - 0.4%
		Woori Bank
	130	6.21%, 05/02/2037 §	129

		Thailand - 7.4%
		Bangkok Bank PCL/Hong Kong
	135	4.80%, 10/18/2020 §	133
		Bank of Thailand
THB	13,010	2.25%, 04/29/2012	432
THB	2,870	2.35%, 10/21/2012	95
THB	4,400	2.48%, 07/16/2012	146
THB	28,115	3.40%, 11/13/2011	942
		Thailand Government Bond
THB	14,420	5.38%, 11/30/2011	486
		True Move Co Ltd
	115	10.75%, 12/16/2013 §	124
			2,358
		Turkey - 6.4%
		Akbank TAS
	150	6.50%, 03/09/2018 §	153
		Turkey (Republic of)
TRY	355	8.00%, 10/09/2013	207
TRY	535	9.05%, 08/08/2012 ○	290
TRY	525	9.10%, 11/07/2012 ○	279
TRY	1,794	10.00%, 02/15/2012 - 04/10/2013 ж	1,090
			2,019
		United Arab Emirates - 1.0%
		DP World Ltd
	130	6.85%, 07/02/2037 §	127
		Dubai Electricity & Water Authority
	175	7.38%, 10/21/2020 §	183
			310
		United Kingdom - 2.0%
		CBQ Finance Ltd
	125	7.50%, 11/18/2019 §	145
		European Bank for Reconstruction & Dev
ZAR	550	8.76%, 12/31/2020 ○	37
		EXIM of Ukraine CJSC/The Via
	125	5.79%, 02/09/2016	116
		Standard Bank plc
	100	8.13%, 12/02/2019	111
		Vedanta Resources plc
	170	9.50%, 07/18/2018 §	188
			597
		Uruguay - 0.3%
		Uruguay (Republic of)
UYU	818	5.00%, 09/14/2018 ж	50
UYU	510	8.38%, 02/14/2012 ○	26
			76
		Venezuela - 1.0%
		Petroleos de Venezuela S.A
	315	5.25%, 04/12/2017	203
	45	5.50%, 04/12/2037 §	22
	135	8.50%, 11/02/2017 §	103
			328

		Total foreign bonds
		(cost $27,557)	$27,506

		Total long-term investments
		(cost $27,685)	$27,634

SHORT-TERM INVESTMENTS - 10.0%
		Foreign Governments - 0.3%
		Uruguay Letras De Regulacion Monetaria En UI
UYU	1,968	1.00%, 11/25/2011 ж	106

		Repurchase Agreements - 9.7%
		Bank of America Merrill Lynch TriParty Joint Repurchase Agreement (maturing on 08/01/2011 in the amount of $74, collateralized by FHLMC 4.50%, 2040, FNMA 3.12% - 6.00%, 2019 - 2047, value of $76)
	$74	0.18%, 7/29/2011	$74
		Barclays Capital TriParty Joint Repurchase Agreement (maturing on 08/01/2011 in the amount of $132, collateralized by FHLMC 0.14%, 2013, value of $135)
	132	0.18%, 7/29/2011	132

3

The Hartford Emerging Markets Local Debt Fund
Schedule of Investments ― (continued)
July 31, 2011 (Unaudited)
(000’s Omitted)

Shares or Principal Amount ╬		Market Value ╪
SHORT-TERM INVESTMENTS - 10.0% - (continued)
	Repurchase Agreements - 9.7% - (continued)

BNP Paribas Securities Corp. TriParty Joint
Repurchase Agreement (maturing on
08/01/2011 in the amount of $747,
collateralized by FHLMC 3.50% - 6.00%,
2022 - 2041, FNMA 3.50% - 6.00%, 2019 -
2047, value of $762)

$747	0.20%, 7/29/2011		$747
	Deutsche Bank Securities TriParty Joint Repurchase Agreement (maturing on 08/01/2011 in the amount of $1,904, collateralized by GNMA 3.30% - 7.00%, 2026 - 2051, value of $1,942)
1,904	0.20%, 7/29/2011		1,904
	UBS Securities, Inc. Joint Repurchase Agreement (maturing on 08/01/2011 in the amount of $6, collateralized by U.S. Treasury Bill 1.13%, 2011, value of $6)
6	0.14%, 7/29/2011		6
	UBS Securities, Inc. TriParty Joint Repurchase Agreement (maturing on 08/01/2011 in the amount of $155, collateralized by FHLMC 4.00%, 2025, value of $158)
155	0.20%, 7/29/2011		155
			3,018
	Total short-term investments
	(cost $3,124)		$3,124

	Total investments
	(cost $30,809) ▲	98.5%	$30,758
	Other assets and liabilities	1.5%	471
	Total net assets	100.0%	$31,229

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 88.4% of total net assets at July 31, 2011.

▲	At July 31, 2011, the cost of securities for federal income tax purposes was $30,809 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$247
Unrealized Depreciation	(298)
Net Unrealized Depreciation	$(51)

•	Currently non-income producing. For long-term debt securities, items identified are in default as to payment of interest and/or principal.

Δ	Variable rate securities; the rate reported is the coupon rate in effect at July 31, 2011.

○	The interest rate disclosed for these securities represents the effective yield on the date of the acquisition.

ж	Inflation-indexed bonds are securities in which the principal amount is adjusted for inflation and the interest payments equal a fixed percentage of the inflation-adjusted principal amount.

▪
Securities issued within terms of a private placement memorandum, exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers.  Unless otherwise indicated, these holdings are determined to be liquid.  At July 31, 2011, the aggregate value of these securities was $412, which represents 1.32% of total net assets.

4

The Hartford Emerging Markets Local Debt Fund
Schedule of Investments ― (continued)
July 31, 2011 (Unaudited)
(000’s Omitted)

§
These securities were sold to the Fund under Regulation S, rules governing offers and sales made outside the United States without registration under the Securities Act of 1933.  The Fund may only be able to resell these securities in the United States if an exemption from registration under the federal and state securities laws is available, or the Fund may only be able to sell these securities outside of the United States (such as on a foreign exchange) to a non-U.S. person. Unless otherwise indicated, these holdings are determined to be liquid.  At July 31, 2011, the aggregate value of these securities amounted to $9,445, which represents 30.24% of total net assets.

♠	Perpetual maturity security. Maturity date shown is the first call date.

╬	All principal amounts are in U.S. dollars unless otherwise indicated.

ARS	—	Argentine Peso
BRL	—	Brazilian Real
CLP	—	Chilean Peso
COP	—	Colombian Peso
EUR	—	EURO
HUF	—	Hungarian Forint
IDR	—	Indonesian New Rupiah
ILS	—	Israeli New Shekel
KRW	—	South Korean Wan
MXN	—	Mexican New Peso
MYR	—	Malaysian Ringgit
PEN	—	Peruvian New Sol
PLN	—	Polish New Zloty
RUB	—	New Ruble
THB	—	Thai Bhat
TRY	—	Turkish New Lira
UYU	—	Uruguayan Peso
ZAR	—	South African Rand

╦	This security, or a portion of this security, has been pledged as collateral in connection with swap contracts.

Foreign Currency Contracts Outstanding at July 31, 2011

Description	Counterparty	Buy / Sell	Market Value ╪	Contract Amount	Delivery Date	Unrealized Appreciation/ (Depreciation)
Argentine Peso	Banc of America Securities	Sell	$362	$362	09/21/2011	$–
Argentine Peso	Banc of America Securities	Sell	221	220	11/02/2011	(1)
Argentine Peso	Banc of America Securities	Sell	896	878	06/04/2012	(18)
Argentine Peso	BNP Paribas Securities	Sell	66	66	09/21/2011	–
Argentine Peso	BNP Paribas Securities	Sell	350	349	09/28/2011	(1)
Brazilian Real	Banc of America Securities	Buy	1,468	1,426	09/02/2011	42
Brazilian Real	BNP Paribas Securities	Buy	109	107	08/09/2011	2
Brazilian Real	HSBC Securities	Sell	304	302	09/02/2011	(2)
Brazilian Real	JP Morgan Securities	Buy	16	16	09/02/2011	–
Brazilian Real	RBC Dominion Securities	Buy	250	248	09/02/2011	2
British Pound	BNP Paribas Securities	Sell	144	139	09/21/2011	(5)
British Pound	CS First Boston	Sell	151	146	09/21/2011	(5)
British Pound	Deutsche Bank Securities	Sell	8	8	09/21/2011	–
Chilean Peso	Citibank	Buy	309	309	08/31/2011	–
Chilean Peso	Citibank	Sell	112	112	08/31/2011	–
Chilean Peso	CS First Boston	Buy	15	15	08/31/2011	–
Colombian Peso	Banc of America Securities	Buy	140	141	08/31/2011	(1)
Colombian Peso	Banc of America Securities	Sell	54	54	08/31/2011	–
Colombian Peso	Citibank	Buy	497	501	08/31/2011	(4)
Colombian Peso	Citibank	Sell	277	279	08/31/2011	2
Croatian Kuna	CS First Boston	Sell	21	21	08/11/2011	–
Croatian Kuna	CS First Boston	Sell	148	145	08/11/2011	(3)
Croatian Kuna	JP Morgan Securities	Sell	138	135	08/11/2011	(3)
Euro	Barclay Investments	Sell	73	73	09/21/2011	–

5

The Hartford Emerging Markets Local Debt Fund
Schedule of Investments ― (continued)
July 31, 2011 (Unaudited)
(000’s Omitted)

Description	Counterparty	Buy / Sell	Market Value ╪	Contract Amount	Delivery Date	Unrealized Appreciation/ (Depreciation)
Euro	CS First Boston	Sell	$280	$272	09/21/2011	$(8)
Euro	CS First Boston	Buy	545	549	10/17/2011	(4)
Euro	Deutsche Bank Securities	Sell	7	7	09/21/2011	–
Euro	JP Morgan Securities	Sell	566	554	10/17/2011	(12)
Euro	Westpac International	Sell	143	143	09/21/2011	–
Euro	Westpac International	Buy	143	143	08/01/2011	–
Hungarian Forint	BNP Paribas Securities	Buy	150	152	09/21/2011	(2)
Hungarian Forint	CS First Boston	Buy	569	555	09/21/2011	14
Hungarian Forint	Deutsche Bank Securities	Buy	120	124	09/21/2011	(4)
Hungarian Forint	Deutsche Bank Securities	Sell	355	364	09/21/2011	9
Hungarian Forint	JP Morgan Securities	Buy	30	30	09/21/2011	–
Indonesian Rupiah	JP Morgan Securities	Buy	2,500	2,502	08/26/2011	(2)
Indonesian Rupiah	Morgan Stanley	Buy	460	463	08/26/2011	(3)
Israeli New Shekel	Citibank	Sell	106	104	09/21/2011	(2)
Israeli New Shekel	CS First Boston	Sell	76	75	09/21/2011	(1)
Israeli New Shekel	CS First Boston	Sell	6	6	09/21/2011	–
Malaysian Ringgit	Banc of America Securities	Buy	165	165	08/29/2011	–
Malaysian Ringgit	JP Morgan Securities	Buy	50	50	09/21/2011	–
Malaysian Ringgit	JP Morgan Securities	Buy	775	762	09/21/2011	13
Malaysian Ringgit	Westpac International	Buy	332	335	09/21/2011	(3)
Mexican New Peso	Citibank	Buy	12	12	09/21/2011	–
Mexican New Peso	Citibank	Sell	76	77	09/21/2011	1
Mexican New Peso	CS First Boston	Buy	206	208	09/21/2011	(2)
Mexican New Peso	HSBC Securities	Buy	99	99	09/21/2011	–
Mexican New Peso	HSBC Securities	Buy	703	696	09/21/2011	7
Mexican New Peso	JP Morgan Securities	Buy	210	211	09/21/2011	(1)
Mexican New Peso	Westpac International	Sell	7	7	09/21/2011	–
New Romanian Leu	Banc of America Securities	Buy	120	117	10/17/2011	3
New Romanian Leu	JP Morgan Securities	Buy	547	535	08/31/2011	12
New Romanian Leu	JP Morgan Securities	Sell	519	520	08/31/2011	1
New Romanian Leu	JP Morgan Securities	Buy	461	445	10/17/2011	16
Peruvian New Sol	Banc of America Securities	Buy	13	13	09/21/2011	–
Peruvian New Sol	Banc of America Securities	Sell	162	162	09/21/2011	–
Peruvian New Sol	BNP Paribas Securities	Buy	33	33	09/21/2011	–
Peruvian New Sol	BNP Paribas Securities	Sell	413	412	09/21/2011	(1)
Peruvian New Sol	Citibank	Buy	106	106	09/21/2011	–
Peruvian New Sol	Citibank	Sell	81	81	09/21/2011	–
Peruvian New Sol	CS First Boston	Buy	688	675	09/21/2011	13
Peruvian New Sol	CS First Boston	Sell	534	528	09/21/2011	(6)
Philippine Peso	Barclay Investments	Sell	111	111	08/31/2011	–
Philippine Peso	JP Morgan Securities	Buy	679	675	08/31/2011	4
Philippine Peso	JP Morgan Securities	Buy	9	9	08/31/2011	–
Polish Zloty	Deutsche Bank Securities	Buy	25	25	09/21/2011	–
Polish Zloty	Deutsche Bank Securities	Sell	108	110	09/21/2011	2
Polish Zloty	Deutsche Bank Securities	Buy	301	302	09/21/2011	(1)
Polish Zloty	HSBC Securities	Buy	1,538	1,581	09/21/2011	(43)
Polish Zloty	RBS Securities	Sell	181	182	09/21/2011	1
Polish Zloty	UBS AG	Buy	84	83	09/21/2011	1
Polish Zloty	UBS AG	Sell	113	114	09/21/2011	1
Republic of Korea Won	JP Morgan Securities	Buy	280	272	09/21/2011	8
Republic of Korea Won	JP Morgan Securities	Sell	268	268	09/21/2011	–
Russian Ruble	Banc of America Securities	Buy	143	141	08/31/2011	2
Russian Ruble	Deutsche Bank Securities	Buy	143	141	08/31/2011	2
Russian Ruble	Deutsche Bank Securities	Buy	1,699	1,670	09/01/2011	29
Russian Ruble	Deutsche Bank Securities	Buy	252	254	08/31/2011	(2)
Russian Ruble	UBS AG	Buy	143	141	08/31/2011	2
Russian Ruble	UBS AG	Buy	42	42	08/31/2011	–

6

The Hartford Emerging Markets Local Debt Fund
Schedule of Investments ― (continued)
July 31, 2011 (Unaudited)
(000’s Omitted)

Description	Counterparty	Buy / Sell	Market Value ╪	Contract Amount	Delivery Date	Unrealized Appreciation/ (Depreciation)
South African Rand	Barclay Investments	Sell	$14	$14	09/21/2011	$–
South African Rand	CS First Boston	Sell	89	85	09/21/2011	(4)
South African Rand	CS First Boston	Buy	172	173	09/21/2011	(1)
South African Rand	CS First Boston	Buy	110	109	09/21/2011	1
South African Rand	Goldman Sachs	Sell	76	76	09/21/2011	–
South African Rand	Goldman Sachs	Buy	77	77	08/03/2011	–
South African Rand	UBS AG	Sell	291	284	09/21/2011	(7)
South African Rand	UBS AG	Buy	1,211	1,190	09/21/2011	21
Turkish New Lira	CS First Boston	Buy	152	156	09/21/2011	(4)
Turkish New Lira	CS First Boston	Sell	193	205	09/21/2011	12
Turkish New Lira	HSBC Securities	Buy	308	309	09/21/2011	(1)
Turkish New Lira	RBS Securities	Buy	762	808	09/21/2011	(46)
Turkish New Lira	RBS Securities	Sell	193	204	09/21/2011	11
Turkish New Lira	UBS AG	Buy	15	15	09/21/2011	–
Turkish New Lira	UBS AG	Sell	310	324	09/21/2011	14
Vietnamese Dong	Deutsche Bank Securities	Sell	63	61	12/12/2011	(2)
Vietnamese Dong	Deutsche Bank Securities	Sell	63	60	12/15/2011	(3)
Vietnamese Dong	Deutsche Bank Securities	Sell	42	40	12/27/2011	(2)
Vietnamese Dong	Deutsche Bank Securities	Sell	20	19	01/03/2012	(1)
Vietnamese Dong	Deutsche Bank Securities	Sell	20	19	01/18/2012	(1)
Vietnamese Dong	UBS AG	Sell	60	58	12/02/2011	(2)
						$34

Credit Default Swap Contracts Outstanding at July 31, 2011

Reference Entity	Counterparty	Notional Amount (a)	Buy/Sell Protection	(Pay)/Receive Fixed Rate	Expiration Date	Cost	Market Value ╪	Unrealized Appreciation/ (Depreciation)
U.S. Treasury	Barclay Investment, Inc.	$194	Buy	0.25%	09/20/16	$2	$3	$1
United Kingdom Government	Deutsche Bank	390	Buy	1.00%	09/20/16	(4)	(5)	(1)
Vietnam (Republic of)	Deutsche Bank	375	Buy	1.00%	06/20/16	35	37	2
								$2

(a)
The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

7

The Hartford Emerging Markets Local Debt Fund
Schedule of Investments ― (continued)
July 31, 2011 (Unaudited)
(000’s Omitted)

Interest Rate Swap Contracts Outstanding at July 31, 2011

Counterparty	Payments made by Fund	Payments received by Fund	Notional Amount	Expiration Date	Cost	Market Value ╪	Unrealized Appreciation/ (Depreciation)
Bank of America	CLICP Camara	Fixed 5.82%	$223	07/01/16	$–	$1	$1
Barclay Investment, Inc.	CLICP Camara	Fixed 5.82%	222	06/30/16	–	1	1
Barclay Investment, Inc.	Fixed 4.13%	3 Month CD KSDA	359	06/01/21	–	(5)	(5)
Barclay Investment, Inc.	Fixed 5.51%	MXIBTIIE 28D	530	06/14/13	–	(3)	(3)
Citibank	Brazil IB Deposit Rate	Fixed 12.29%	72	01/02/14	–	(1)	(1)
Credit Suisse	Brazil IB Deposit Rate	Fixed 12.33%	181	01/02/12	–	–	–
Credit Suisse	Brazil IB Deposit Rate	Fixed 12.09%	94	01/02/17	–	(3)	(3)
Deutsche Bank	Brazil IB Deposit Rate	Fixed 12.31%	537	01/02/14	–	(5)	(5)
Deutsche Bank	Fixed 3.97%	KRW CD KSDA	103	06/21/21	–	–	–
Deutsche Bank	Fixed 4.00%	KRW CD KSDA	118	06/20/21	–	(1)	(1)
Deutsche Bank	Fixed 5.50%	MXN TIIE BANXICO	1,013	07/05/13	–	(6)	(6)
Goldman Sachs	3 Month TELBOR	Fixed 4.59%	446	07/01/16	–	4	4
JP Morgan Securities	Fixed 4.13%	KRW CD KSDA	352	06/21/31	–	(2)	(2)
							$(20)

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

Distribution by Credit Quality
as of July 31, 2011

Credit Rating *	Percentage of Net Assets
Aaa / AAA	3.1%
A	18.6
Baa / BBB	33.3
Ba / BB	11.8
B	9.8
Caa / CCC or Lower	0.4
Unrated	11.5
Cash	10.0
Other Assets & Liabilities	1.5
Total	100.0%

*
Does not apply to the Fund itself. Based upon Moody’s and S&P long-term credit ratings for the Fund’s holdings as of date noted. If Moody's and S&P assign different ratings to a holding, the lower rating is used. "Unrated" includes fixed-income securities (other than cash-like short-term instruments and U.S. Government securities) for which Moody’s and S&P have not issued long-term credit ratings. “Cash” includes non fixed income instruments and other short-term instruments.

Diversification by Industry
as of July 31, 2011

Industry	Percentage of Net Assets
Agriculture, Forestry, Fishing and Hunting	0.1%
Air Transportation	0.4
Arts, Entertainment and Recreation	0.6
Beverage and Tobacco Product Manufacturing	0.6
Chemical Manufacturing	1.1
Construction	2.1
Finance and Insurance	16.8
Food Manufacturing	0.9
Foreign Governments	49.0
Information	1.8
Machinery Manufacturing	0.7
Mining	3.2
Miscellaneous Manufacturing	0.4
Nonmetallic Mineral Product Manufacturing	1.4
Other Services	0.5
Petroleum and Coal Products Manufacturing	2.4
Pipeline Transportation	1.2
Retail Trade	0.3
Transportation Equipment Manufacturing	0.4
Truck Transportation	0.4
Utilities	3.3
Water Transportation	0.9
Short-Term Investments	10.0
Other Assets and Liabilities	1.5
Total	100.0%

8

The Hartford Emerging Markets Local Debt Fund
Schedule of Investments ― (continued)
July 31, 2011 (Unaudited)
(000’s Omitted)

Currency Concentration of Securities at July 31, 2011

Percentage of
Description	Net Assets
Argentine Peso	1.5%
Brazilian Real	3.9
Chilean Peso	0.4
Colombian Peso	3.9
Euro	0.6
Hungarian Forint	2.6
Indonesian New Rupiah	1.2
Israeli New Shekel	0.6
Malaysian Ringgit	6.9
Mexican New Peso	7.1
New Ruble	1.3
Peruvian New Sol	3.0
Polish New Zloty	6.7
South African Rand	6.3
Thai Bhat	6.7
Turkish New Lira	5.9
United States Dollar	39.3
Uruguayan Peso	0.6
Other Assets and Liabilities	1.5
Total	100.0%

Investment Valuation Hierarchy Level Summary
July 31, 2011

	Total	Level 1 ♦	Level 2 ♦	Level 3
Assets:
Corporate Bonds: Non-Investment Grade	128	–	128	–
Foreign Bonds	27,506	–	26,067	1,439
Short-Term Investments	3,124	–	3,018	106
Total	$30,758	$–	$29,213	$1,545
Credit Default Swaps *	3	–	3	–
Foreign Currency Contracts *	248	–	248	–
Interest Rate Swaps *	6	–	6	–
Total	$257	$–	$257	$–
Liabilities:
Credit Default Swaps *	1	–	1	–
Foreign Currency Contracts *	214	–	214	–
Interest Rate Swaps *	26	–	24	2
Total	$241	$–	$239	$2

♦	For the period ended July 31, 2011, there were no significant transfers between Level 1 and Level 2.
*	Derivative instruments not reflected in the Schedule of Investments are valued at the unrealized appreciation/depreciation on the investments.

9

The Hartford Emerging Markets Local Debt Fund
Schedule of Investments ― (continued)
July 31, 2011 (Unaudited)
(000’s Omitted)

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Balance as of May 31, 2011	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)		Net Amortization	Purchases	Sales	Transfers Into Level 3	Transfers Out of Level 3	Balance as of July 31, 2011
Assets:
Corporate Bonds	$—	$—	$13	*	$(9)	$1,435	$—	$—	$—	$1,439
Short-Term Investments	—	—	1	†	—	105	—	—	—	106
Total	$—	$—	$14		$(9)	$1,540	$—	$—	$—	$1,545

Liabilities:
Swaps‡	$—	$—	$(2	)§	$—	$—	$—	$—	$—	$(2)
Total	$—	$—	$(2)		$—	$—	$—	$—	$—	$(2)

*	Change in unrealized appreciation or depreciation in the current period relating to assets still held at July 31, 2011 was $13.
†	Change in unrealized appreciation or depreciation in the current period relating to assets still held at July 31, 2011 was $1.
‡	Derivative instruments not reflected in the Schedule of Investments are valued at the unrealized appreciation/ depreciation on the investment.
§	Change in unrealized appreciation or depreciation in the current period relating to assets still held at July 31, 2011 was $(2).

10

The Hartford Emerging Markets Research Fund
Schedule of Investments
July 31, 2011 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 88.1%
	Argentina - 0.9%
3	Mercadolibre, Inc.	$222

	Australia - 0.5%
47	CGA Mining Ltd. •	129

	Brazil - 9.8%
22	Banco Santander Brasil S.A.	205
15	BR Malls Participacoes S.A.	168
9	CIA Saneamento Basico De Estado de Sao Paulo	519
1	Localiza Rent a Car S.A.	19
15	OGX Petroleo e Gas Participacoes S.A. •	125
71	Petroleo Brasileiro S. A.	1,070
7	Petroleo Brasileiro S.A. ADR	234
9	Souza Cruz S.A.	104
		2,444
	British Virgin Islands - 0.2%
2	Arcos Dorados Holdings, Inc.	40

	China - 12.5%
122	Angang Steel Co., Ltd.	126
2	Baidu, Inc. ADR •	283
249	BBMG Corp.	361
126	China Life Insurance Co., Ltd.	421
49	China Pacific Insurance	186
158	China Shenhua Energy Co., Ltd.	792
64	Dongfeng Motor Group Co., Ltd.	126
136	Industrial and Commercial Bank of China	103
258	Jiangsu Express Co., Ltd.	248
324	Kingdee International Software Group Co., Ltd.	190
64	Shandong Weigao Group Medical Polymer Co., Ltd.	88
6	Stella International	16
24	Tsingtao Brewery Co., Ltd.	152
6	Wumart Stores, Inc.	15
		3,107
	Egypt - 0.7%
55	Orascom Telecom Holding SAE GDR	177

	Hong Kong - 8.2%
78	Agile Property Holdings Ltd.	126
36	Ajisen (China) Holdings Ltd.	70
38	Anta Sports Products Ltd.	57
11	ASM Pacific Technology	115
30	Belle International Holdings Ltd.	65
66	China Green Holdings Ltd.	37
199	China Metal Recycling Holdings Ltd.	265
113	China Overseas Grand Oceans Group Ltd.	163
10	China Resources Enterprise	43
82	China Taiping Insurance •	188
80	China Unicom Ltd.	160
642	Guangdong Investment Ltd.	346
4	Hengan International Group Co., Ltd.	35
174	Huabao International Holdings Ltd.	147
10	Lilang China Co., Ltd.	14
79	Ontime Department Store	132
84	Oriental Watch Holdings	69
4	Sino Forest Corp. Class A •	30
26	Trinity Ltd.	29
		2,091
	India - 3.2%
2	Dr. Reddy's Laboratories Ltd. ADR	75
37	ITC Ltd. §	174
12	Reliance Industries Ltd. GDR ▪	446
7	Tata Steel Ltd. §	94
		789
	Indonesia - 0.6%
11	PT Gudang Garam Tbk	66
2	PT Telekomunikasi Indonesia ADR	73
		139
	Kazakhstan - 0.4%
5	Kazmunaigas Exploration §	94

	Kenya (Republic of) - 0.3%
1,951	Safaricom Ltd.	76

	Luxembourg - 3.4%
11	Evraz Group S.A. •§	366
4	HTC Corp. §	498
		864
	Malaysia - 4.7%
334	AirAsia Berhad	442
43	Axiata Group Berhad	73
7	British American Tobacco	107
15	Genting Berhad	56
194	UMW Holdings Berhad	484
		1,162
	Mexico - 3.1%
22	America Movil S.A. de C.V. ADR	562
43	Grupo Financiero Banorte S.A.	190
		752
	Philippines - 2.6%
366	Metropolitan Bank and Trust	668

	Poland - 1.0%
4	Bank Pekao S.A.	238

	Russia - 3.0%
52	OAO Gazprom Class S ADR	744

	Singapore - 1.2%
243	China Minzhong Food Corp., Ltd. •	286

	South Africa - 2.7%
5	AngloGold Ltd. ADR	205
5	Sasol Ltd.	254
15	Standard Bank Group Ltd.	218
		677
	South Korea - 18.7%
1	Cheil Industries, Inc.	155
3	Doosan Corp.	363
3	GS Engineering & Construction Corp.	365
11	Hana Financial Holdings	430
11	Hyundai Development Co.	335
1	Hyundai Motor Co., Ltd.	330
5	Kia Motors Corp.	366

1

The Hartford Emerging Markets Research Fund
Schedule of Investments ― (continued)
July 31, 2011 (Unaudited)
(000’s Omitted)

Shares or Principal Amount			Market Value ╪
COMMON STOCKS - 88.1% - (continued)
	South Korea - 18.7% - (continued)
4	KT Corp. ADR		$71
4	LG Chem Ltd. ▪		819
–	LG Household & Health Care Ltd.		193
3	Lotte Shopping Co., Ltd.		76
1	OCI Co., Ltd.		227
2	Samsung Electronics Co., Ltd. GDR §		616
5	Shinhan Financial Group Co., Ltd.		240
5	SK Telecom Co., Ltd. ADR		75
			4,661
	Taiwan - 4.5%
86	Advantech Co., Ltd.		290
26	Catcher Technology Co., Ltd.		227
80	Chroma Ate, Inc.		201
6	High Technology Computer Corp.		184
10	Ruentex Industries Ltd.		24
78	Synnex Technology International Corp.		200
			1,126
	Thailand - 3.1%
52	Bangkok Bank plc		308
493	Bank of Ayudhya plc		462
			770
	Turkey - 1.3%
75	Turkiye Garanti Bankasi A.S.		331

	United Kingdom - 1.5%
13	Vedanta Resources plc		374

	Total common stocks
	(cost $22,439)		$21,961

PREFERRED STOCKS - 1.7%
	Brazil - 1.7%
22	Banco Itau Holding		$436

	Total preferred stocks
	(cost $491)		$436

EXCHANGE TRADED FUNDS - 9.2%
	United States - 9.2%
24	iShares MSCI Emerging Markets Index		$1,117
24	Vanguard Emerging Markets		1,171

	Total exchange traded funds
	(cost $2,328)		$2,288

	Total long-term investments
	(cost $25,258)		$24,685

SHORT-TERM INVESTMENTS - 0.5%
	Repurchase Agreements - 0.5%
	Bank of America Merrill Lynch TriParty Joint Repurchase Agreement (maturing on 08/01/2011 in the amount of $3, collateralized by FHLMC 4.50%, 2040, FNMA 3.12% - 6.00%, 2019 - 2047, value of $3)
$3	0.18%, 7/29/2011		$3
	Barclays Capital TriParty Joint Repurchase Agreement (maturing on 08/01/2011 in the amount of $6, collateralized by FHLMC 0.14%, 2013, value of $6)
6	0.18%, 7/29/2011		6

BNP Paribas Securities Corp. TriParty Joint
Repurchase Agreement (maturing on
08/01/2011 in the amount of $32,
collateralized by FHLMC 3.50% - 6.00%,
2022 - 2041, FNMA 3.50% - 6.00%, 2019 -
2047, value of $33)

32	0.20%, 7/29/2011		32
	Deutsche Bank Securities TriParty Joint Repurchase Agreement (maturing on 08/01/2011 in the amount of $82, collateralized by GNMA 3.30% - 7.00%, 2026 - 2051, value of $84)
82	0.20%, 7/29/2011		82
	UBS Securities, Inc. Joint Repurchase Agreement (maturing on 08/01/2011 in the amount of $–, collateralized by U.S. Treasury Bill 1.13%, 2011, value of $–)
–	0.14%, 7/29/2011		–
	UBS Securities, Inc. TriParty Joint Repurchase Agreement (maturing on 08/01/2011 in the amount of $7, collateralized by FHLMC 4.00%, 2025, value of $7)
7	0.20%, 7/29/2011		7
			130

	Total short-term investments
	(cost $130)		$130

	Total investments
	(cost $25,388) ▲	99.5%	$24,815
	Other assets and liabilities	0.5%	133
	Total net assets	100.0%	$24,948

2

The Hartford Emerging Markets Research Fund
Schedule of Investments ― (continued)
July 31, 2011 (Unaudited)
(000’s Omitted)

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 89.8% of total net assets at July 31, 2011.

Prices of foreign equities that are principally traded on certain foreign markets may be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

▲	At July 31, 2011, the cost of securities for federal income tax purposes was $25,388 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$742
Unrealized Depreciation	(1,315)
Net Unrealized Depreciation	$(573)

•	Currently non-income producing.

▪
Securities issued within terms of a private placement memorandum, exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers.  Unless otherwise indicated, these holdings are determined to be liquid.  At July 31, 2011, the aggregate value of these securities was $1,265, which represents 5.07% of total net assets.

§
These securities were sold to the Fund under Regulation S, rules governing offers and sales made outside the United States without registration under the Securities Act of 1933.  The Fund may only be able to resell these securities in the United States if an exemption from registration under the federal and state securities laws is available, or the Fund may only be able to sell these securities outside of the United States (such as on a foreign exchange) to a non-U.S. person. Unless otherwise indicated, these holdings are determined to be liquid.  At July 31, 2011, the aggregate value of these securities amounted to $1,842, which represents 7.38% of total net assets.

Foreign Currency Contracts Outstanding at July 31, 2011

Description	Counterparty	Buy / Sell	Market Value ╪	Contract Amount	Delivery Date	Unrealized Appreciation/ (Depreciation)
Hong Kong Dollar	JP Morgan Securities	Buy	$99	$99	08/02/2011	$–
						$–

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

3

The Hartford Emerging Markets Research Fund
Schedule of Investments ― (continued)
July 31, 2011 (Unaudited)
(000’s Omitted)

Diversification by Industry
as of July 31, 2011
Industry (Sector)	Percentage of Net Assets
Automobiles & Components (Consumer Discretionary)	5.3%
Banks (Financials)	15.3
Capital Goods (Industrials)	4.3
Consumer Durables & Apparel (Consumer Discretionary)	0.6
Consumer Services (Consumer Discretionary)	0.7
Energy (Energy)	15.1
Food & Staples Retailing (Consumer Staples)	0.2
Food, Beverage & Tobacco (Consumer Staples)	3.7
Health Care Equipment & Services (Health Care)	0.4
Household & Personal Products (Consumer Staples)	0.9
Insurance (Financials)	3.2
Materials (Materials)	13.1
Other Investment Pools and Funds (Financials)	9.2
Pharmaceuticals, Biotechnology & Life Sciences (Health Care)	0.3
Real Estate (Financials)	1.8
Retailing (Consumer Discretionary)	1.3
Semiconductors & Semiconductor Equipment (Information Technology)	2.9
Software & Services (Information Technology)	2.8
Technology Hardware & Equipment (Information Technology)	6.4
Telecommunication Services (Services)	5.1
Transportation (Industrials)	2.9
Utilities (Utilities)	3.5
Short-Term Investments	0.5
Other Assets and Liabilities	0.5
Total	100.0%

4

The Hartford Emerging Markets Research Fund
Schedule of Investments ― (continued)
July 31, 2011 (Unaudited)
(000’s Omitted)

Investment Valuation Hierarchy Level Summary
July 31, 2011

	Total	Level 1 ♦	Level 2 ♦	Level 3
Assets:
Common Stocks
Argentina	$222	$222	$–	$–
Australia	129	129	–	–
Brazil	2,444	2,444	–	–
British Virgin Islands	40	40	–	–
China	3,107	283	2,824	–
Egypt	177	177	–	–
Hong Kong	2,091	100	1,991	–
India	789	789	–	–
Indonesia	139	73	66	–
Kazakhstan	94	94	–	–
Kenya (Republic of)	76	76	–	–
Luxembourg	864	864	–	–
Malaysia	1,162	107	1,055	–
Mexico	752	752	–	–
Philippines	668	–	668	–
Poland	238	–	238	–
Russia	744	744	–	–
Singapore	286	–	286	–
South Africa	677	205	472	–
South Korea	4,661	1,850	2,811	–
Taiwan	1,126	–	1,126	–
Thailand	770	462	308	–
Turkey	331	–	331	–
United Kingdom	374	–	374	–
Total	21,961	9,411	12,550	–
Exchange Traded Funds	2,288	2,288	–	–
Preferred Stocks	436	436	–	–
Short-Term Investments	130	–	130	–
Total	$24,815	$12,135	$12,680	$–
Liabilities:
Foreign Currency Contracts*	–	–	–	–
Total	$–	$–	$–	$–

♦	For the period ended July 31, 2011, there were no significant transfers between Level 1 and Level 2.
*	Derivative instruments not reflected in the Schedule of Investments are valued at the unrealized appreciation/depreciation on the investments.

5

The Hartford Equity Growth Allocation Fund
Schedule of Investments
July 31, 2011 (Unaudited)
(000’s Omitted)

Shares or Principal Amount			Market Value ╪
AFFILIATED INVESTMENT COMPANIES - 90.7%
EQUITY FUNDS - 90.7%
537	The Hartford Capital Appreciation Fund, Class Y•		$19,415
209	The Hartford Capital Appreciation II Fund, Class Y•		3,017
949	The Hartford Disciplined Equity Fund, Class Y		12,947
393	The Hartford Dividend and Growth Fund, Class Y		7,688
1,602	The Hartford Equity Income Fund, Class Y		20,991
266	The Hartford Fundamental Growth Fund, Class Y•		3,166
420	The Hartford Global Growth Fund, Class Y•		6,934
459	The Hartford Global Research Fund, Class Y		4,728
208	The Hartford Growth Fund, Class Y•		3,990
292	The Hartford Growth Opportunities Fund, Class Y•		8,633
429	The Hartford International Opportunities Fund, Class Y		6,714
979	The Hartford International Small Company Fund, Class Y		13,561
1,098	The Hartford International Value Fund, Class Y		13,856
198	The Hartford MidCap Fund, Class Y•		4,827
605	The Hartford MidCap Value Fund, Class Y		7,366
177	The Hartford Small Company Fund, Class Y•		4,008
994	The Hartford Small/Mid Cap Equity Fund, Class Y		10,867
412	The Hartford SmallCap Growth Fund, Class Y•		14,191
4,088	The Hartford Value Fund, Class Y		46,931
400	The Hartford Value Opportunities Fund, Class Y		5,537
	Total equity funds
	(cost $198,115)		$219,367

	Total investments in affiliated investment companies
	(cost $198,115)		$219,367

EXCHANGE TRADED FUNDS - 9.5%
367	Powershares DB Commodity Index Tracking Fund •		$11,100
143	SPDR Dow Jones International Real Estate		5,645
28	SPDR Dow Jones REIT		1,930
92	Vanguard Emerging Markets		4,468
	Total exchange traded funds
	(cost $18,494)		$23,143

	Total long-term investments
	(cost $216,609)		$242,510

	Total investments
	(cost $216,609) ▲	100.2%	$242,510
	Other assets and liabilities	(0.2)%	(598)
	Total net assets	100.0%	$241,912

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

▲	At July 31, 2011, the cost of securities for federal income tax purposes was $217,448 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$26,794
Unrealized Depreciation	(1,732)
Net Unrealized Appreciation	$25,062

•	Currently non-income producing.

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

1

The Hartford Equity Growth Allocation Fund
Schedule of Investments ― (continued)
July 31, 2011 (Unaudited)
(000’s Omitted)

Investment Valuation Hierarchy Level Summary
July 31, 2011

	Total	Level 1 ♦	Level 2 ♦	Level 3
Assets:
Affiliated Investment Companies	$219,367	$219,367	$–	$–
Exchange Traded Funds	23,143	23,143	–	–
Total	$242,510	$242,510	$–	$–

♦	For the nine-month period ended July 31, 2011, there were no significant transfer between Level 1 and Level 2.

2

The Hartford Equity Income Fund
Schedule of Investments
July 31, 2011 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 97.7%
	Banks - 8.8%
322	BB&T Corp.	$8,259
181	M&T Bank Corp.	15,580
458	PNC Financial Services Group, Inc.	24,850
649	US Bancorp	16,902
1,191	Wells Fargo & Co.	33,265
		98,856
	Capital Goods - 12.2%
350	3M Co.	30,516
240	Eaton Corp.	11,513
1,221	General Electric Co.	21,872
355	Illinois Tool Works, Inc.	17,654
69	Lockheed Martin Corp.	5,240
92	PACCAR, Inc.	3,943
48	Schneider Electric S.A.	6,972
285	Stanley Black & Decker, Inc.	18,777
451	Tyco International Ltd.	19,988
		136,475
	Commercial & Professional Services - 2.0%
366	Republic Services, Inc.	10,613
357	Waste Management, Inc.	11,236
		21,849
	Consumer Durables & Apparel - 0.9%
356	Mattel, Inc.	9,478

	Consumer Services - 1.3%
167	McDonald's Corp.	14,399

	Diversified Financials - 4.6%
97	BlackRock, Inc.	17,371
851	JP Morgan Chase & Co.	34,435
		51,806
	Energy - 13.5%
495	Chevron Corp.	51,500
181	ConocoPhillips Holding Co.	13,056
456	Exxon Mobil Corp.	36,402
170	Marathon Oil Corp.	5,271
251	Occidental Petroleum Corp.	24,653
540	Royal Dutch Shell plc B Shares	19,787
		150,669
	Food & Staples Retailing - 1.5%
536	Sysco Corp.	16,387

	Food, Beverage & Tobacco - 9.0%
377	Altria Group, Inc.	9,902
405	General Mills, Inc.	15,119
627	Kraft Foods, Inc.	21,563
74	Molson Coors Brewing Co.	3,311
311	PepsiCo, Inc.	19,936
255	Philip Morris International, Inc.	18,113
396	Unilever N.V. NY Shares ADR	12,849
		100,793
	Household & Personal Products - 2.1%
251	Kimberly-Clark Corp.	16,407
108	Procter & Gamble Co.	6,647
		23,054
	Insurance - 7.7%
351	ACE Ltd.	23,504
353	Chubb Corp.	22,071
1,104	Marsh & McLennan Cos., Inc.	32,554
149	Swiss Re Ltd.	8,376
		86,505
	Materials - 3.1%
213	E.I. DuPont de Nemours & Co.	10,962
253	Nucor Corp.	9,832
179	Sherwin-Williams Co.	13,844
		34,638
	Pharmaceuticals, Biotechnology & Life Sciences - 10.5%
267	AstraZeneca plc ADR	12,947
578	Johnson & Johnson	37,471
971	Merck & Co., Inc.	33,130
1,769	Pfizer, Inc.	34,038
		117,586
	Retailing - 3.8%
890	Home Depot, Inc.	31,098
223	Nordstrom, Inc.	11,176
		42,274
	Semiconductors & Semiconductor Equipment - 5.5%
480	Analog Devices, Inc.	16,502
985	Intel Corp.	21,993
504	Maxim Integrated Products, Inc.	11,581
358	Xilinx, Inc.	11,498
		61,574
	Software & Services - 1.8%
743	Microsoft Corp.	20,369

	Telecommunication Services - 3.5%
960	AT&T, Inc.	28,095
403	Vodafone Group plc ADR	11,333
		39,428
	Utilities - 5.9%
208	American Electric Power Co., Inc.	7,674
142	Dominion Resources, Inc.	6,895
167	NextEra Energy, Inc.	9,240
261	Northeast Utilities	8,860
93	PG&E Corp.	3,837
108	PPL Corp.	3,010
452	UGI Corp.	13,696
537	Xcel Energy, Inc.	12,883
		66,095
	Total common stocks
	(cost $973,949)	$1,092,235

	Total long-term investments
	(cost $973,949)	$1,092,235

SHORT-TERM INVESTMENTS - 2.1%
	Repurchase Agreements - 2.1%
	Bank of America Merrill Lynch TriParty Joint Repurchase Agreement (maturing on 08/01/2011 in the amount of $587, collateralized by FHLMC 4.50%, 2040, FNMA 3.12% - 6.00%, 2019 - 2047, value of $598)
$587	0.18%, 7/29/2011	$587

1

The Hartford Equity Income Fund
Schedule of Investments ― (continued)
July 31, 2011 (Unaudited)
(000’s Omitted)

Shares or Principal Amount			Market Value ╪
SHORT-TERM INVESTMENTS - 2.1% - (continued)
	Repurchase Agreements - 2.1% - (continued)
	Barclays Capital TriParty Joint Repurchase Agreement (maturing on 08/01/2011 in the amount of $1,044, collateralized by FHLMC 0.14%, 2013, value of $1,065)
$1,044	0.18%, 7/29/2011		$1,044

BNP Paribas Securities Corp. TriParty Joint
Repurchase Agreement (maturing on
08/01/2011 in the amount of $5,897,
collateralized by FHLMC 3.50% - 6.00%,
2022 - 2041, FNMA 3.50% - 6.00%, 2019 -
2047, value of $6,015)

5,897	0.20%, 7/29/2011		5,897
	Deutsche Bank Securities TriParty Joint Repurchase Agreement (maturing on 08/01/2011 in the amount of $15,031, collateralized by GNMA 3.30% - 7.00%, 2026 - 2051, value of $15,332)
15,031	0.20%, 7/29/2011		15,031
	UBS Securities, Inc. Joint Repurchase Agreement (maturing on 08/01/2011 in the amount of $46, collateralized by U.S. Treasury Bill 1.13%, 2011, value of $47)
46	0.14%, 7/29/2011		46
	UBS Securities, Inc. TriParty Joint Repurchase Agreement (maturing on 08/01/2011 in the amount of $1,221, collateralized by FHLMC 4.00%, 2025, value of $1,246)
1,221	0.20%, 7/29/2011		1,221
			23,826
	Total short-term investments
	(cost $23,826)		$23,826

	Total investments
	(cost $997,775) ▲	99.8%	$1,116,061
	Other assets and liabilities	0.2%	2,276
	Total net assets	100.0%	$1,118,337

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 6.5% of total net assets at July 31, 2011.

Prices of foreign equities that are principally traded on certain foreign markets may be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

▲	At July 31, 2011, the cost of securities for federal income tax purposes was $1,003,768 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$141,265
Unrealized Depreciation	(28,972)
Net Unrealized Appreciation	$112,293

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

2

The Hartford Equity Income Fund
Schedule of Investments ― (continued)
July 31, 2011 (Unaudited)
(000’s Omitted)

Investment Valuation Hierarchy Level Summary
July 31, 2011

	Total	Level 1 ♦	Level 2 ♦	Level 3
Assets:
Common Stocks ‡	$1,092,235	$1,065,476	$26,759	$–
Short-Term Investments	23,826	–	23,826	–
Total	$1,116,061	$1,065,476	$50,585	$–

♦	For the nine-month period ended July 31, 2011, there were no significant transfer between Level 1 and Level 2.
‡	The Fund has all or primarily all of the equity securities categorized in a particular level. Refer to the Schedule of Investments for further industry breakout.

3

The Hartford Floating Rate Fund
Schedule of Investments
July 31, 2011 (Unaudited)
(000’s Omitted)

Shares or Principal Amount ╬		Market Value ╪
ASSET & COMMERCIAL MORTGAGE BACKED SECURITIES - 1.4%
	Finance and Insurance - 1.4%
	Banc of America Large Loan
$72,990	1.94%, 11/15/2015 ▪Δ	$67,738
	Helios Finance L.P.
1,174	2.54%, 10/20/2014 ▪Δ	1,173
	Home Equity Asset Trust
11,824	0.52%, 04/25/2036 Δ	10,032
	HSI Asset Securitization Corp.
11,598	0.38%, 01/25/2036 Δ	10,237
	LB-UBS Commercial Mortgage Trust
10,321	6.11%, 07/15/2040 ▪Δ	10,022
		99,202
	Total asset & commercial mortgage backed securities
	(cost $103,128)	$99,202

CORPORATE BONDS: INVESTMENT GRADE - 1.3%
	Air Transportation - 0.1%
	United Air Lines, Inc.
$3,636	10.40%, 11/01/2016 ‡	$4,095

	Arts, Entertainment and Recreation - 0.2%
	Time Warner Cable, Inc.
13,000	7.50%, 04/01/2014 ‡	15,008

	Chemical Manufacturing - 0.2%
	Dow Chemical Co.
12,000	7.60%, 05/15/2014 ‡	13,988

	Finance and Insurance - 0.6%
	BB&T Corp.
16,605	3.20%, 03/15/2016 ‡	17,160
	Fifth Third Bank
17,092	3.63%, 01/25/2016 ‡	17,523
	Morgan Stanley
10,000	1.85%, 01/24/2014 ‡Δ	9,989
		44,672
	Information - 0.1%
	Qwest Corp.
9,945	8.88%, 03/15/2012 ‡	10,393

	Petroleum and Coal Products Manufacturing - 0.1%
	Valero Energy Corp.
3,688	9.38%, 03/15/2019 ‡	4,835

	Total corporate bonds: investment grade
	(cost $86,024)	$92,991

CORPORATE BONDS: NON-INVESTMENT GRADE - 6.9%
	Accommodation and Food Services - 0.4%
	MGM Mirage, Inc.
$6,500	11.13%, 11/15/2017	$7,491
	Sugarhouse HSP Gaming Prop Mezz L.P.
4,066	8.63%, 04/15/2016 ▪	4,229
	Wynn Las Vegas LLC
13,000	7.88%, 11/01/2017	14,462
		26,182
	Administrative Waste Management and Remediation - 0.1%
	Energy Solutions, Inc. LLC
5,880	10.75%, 08/15/2018	6,218

	Air Transportation - 0.1%
	Delta Air Lines, Inc.
7,186	9.50%, 09/15/2014 ▪	7,644

	Arts, Entertainment and Recreation - 0.7%
	Bresnan Broadband Holdings LLC
6,915	8.00%, 12/15/2018 ▪	7,174
	CCO Holdings LLC
13,000	7.25%, 10/30/2017 ‡	13,715
	Citycenter Holdings LLC
14,940	7.63%, 01/15/2016 ▪	15,612
	FireKeepers Development Authority
5,845	13.88%, 05/01/2015 ▪	6,735
	Univision Communications, Inc.
3,250	6.88%, 05/15/2019 ▪	3,226
	XM Satellite Radio, Inc.
1,500	13.00%, 08/01/2013 ▪	1,759
		48,221
	Chemical Manufacturing - 0.3%
	Lyondell Chemical Co.
20,000	11.00%, 05/01/2018 ‡	22,650

	Finance and Insurance - 0.5%
	CIT Group, Inc.
12,000	7.00%, 05/01/2017	12,030
	Ford Motor Credit Co.
4,000	12.00%, 05/15/2015 ‡	5,022
	Host Marriott L.P.
10,000	6.75%, 06/01/2016 ‡	10,313
	Offshore Group Investments Ltd.
1,452	11.50%, 08/01/2015 ▪	1,608
	Provident Funding Associates L.P.
9,126	10.25%, 04/15/2017 ▪	9,970
		38,943
	Food Manufacturing - 0.3%
	Dole Food Co., Inc.
2,090	13.88%, 03/15/2014	2,508
	Pinnacle Foods Finance LLC
5,000	9.25%, 04/01/2015	5,187
	Smithfield Foods, Inc.
9,000	10.00%, 07/15/2014 ‡	10,519
		18,214
	Food Services - 0.2%
	ARAMARK Corp.
10,000	8.50%, 02/01/2015 ‡	10,400
	ARAMARK Holdings Corp.
6,806	8.63%, 05/01/2016 ▪	7,010
		17,410

1

The Hartford Floating Rate Fund
Schedule of Investments ― (continued)
July 31, 2011 (Unaudited)
(000’s Omitted)

Shares or Principal Amount ╬		Market Value ╪
CORPORATE BONDS: NON-INVESTMENT GRADE - 6.9% - (continued)
	Health Care and Social Assistance - 0.6%
	Alere, Inc.
$6,790	7.88%, 02/01/2016 ‡	$6,943
	DJO Finance LLC
3,150	10.88%, 11/15/2014 ‡	3,374
	HCA, Inc.
6,000	6.50%, 02/15/2016	6,135
	HealthSouth Corp.
2,104	10.75%, 06/15/2016 ‡	2,220
	Select Medical Corp.
6,340	7.63%, 02/01/2015	6,197
	Warner Chilcott, Inc.
20,071	7.75%, 09/15/2018 ▪	20,272
		45,141
	Information - 0.9%
	Cricket Communications, Inc.
15,023	7.75%, 05/15/2016 ‡	16,018
	CSC Holdings LLC
14,265	8.50%, 04/15/2014 ‡	15,905
	Frontier Communications Corp.
10,000	7.88%, 04/15/2015 ‡	10,875
	Level 3 Financing, Inc.
6,826	4.22%, 02/15/2015 Δ	6,365
1,291	9.25%, 11/01/2014	1,328
	Mediacom Broadband LLC
5,000	8.50%, 10/15/2015 ‡	5,169
	Windstream Corp.
9,500	8.13%, 08/01/2013 ‡	10,331
		65,991
	Mining - 0.1%
	Arch Coal, Inc.
10,500	7.00%, 06/15/2019 ▪	10,999

	Miscellaneous Manufacturing - 0.2%
	Reynolds Group Issuer, Inc.
15,182	7.13%, 04/15/2019 ▪	14,764

	Motor Vehicle & Parts Manufacturing - 0.2%
	Allison Transmission, Inc.
1,600	7.13%, 05/15/2019 ▪	1,568
	American Axle & Manufacturing, Inc.
6,000	5.25%, 02/11/2014 ‡	5,993
7,972	9.25%, 01/15/2017 ▪	8,799
		16,360
	Paper Manufacturing - 0.2%
	Georgia-Pacific LLC
6,980	9.50%, 12/01/2011 ‡	7,142
	Mercer International, Inc.
4,812	9.50%, 12/01/2017	5,137
		12,279
	Petroleum and Coal Products Manufacturing - 0.2%
	Inergy L.P.
5,093	8.75%, 03/01/2015 ‡	5,450
	Western Refining, Inc.
8,000	10.75%, 06/15/2014 ▪Δ	8,580
		14,030
	Pipeline Transportation - 0.2%
	Kinder Morgan Finance Co.
15,056	6.00%, 01/15/2018 ▪	15,621

	Professional, Scientific and Technical Services - 0.3%
	Affinion Group, Inc.
20,039	11.50%, 10/15/2015	20,590

	Retail Trade - 0.3%
	Academy Ltd.
660	9.25%, 08/01/2019 ▪☼	670
	Amerigas Partners L.P.
3,521	6.25%, 08/20/2019 ☼	3,530
7,375	7.13%, 05/20/2016 ‡	7,661
	Nebraska Book Co.
5,000	10.00%, 12/01/2011 Ψ	4,987
	Supervalu, Inc.
6,000	8.00%, 05/01/2016 ‡	6,225
		23,073
	Soap, Cleaning Compound, and Toilet Manufacturing - 0.2%
	Yankee Acquisition Corp.
9,000	8.50%, 02/15/2015 ‡	9,315
3,500	9.75%, 02/15/2017	3,719
	Yankee Candle Co.
5,082	10.25%, 02/15/2016 ▪	5,133
		18,167
	Truck Transportation - 0.1%
	Swift Transportation Co., Inc.
5,000	8.01%, 05/15/2015 ▪Δ	5,006

	Utilities - 0.7%
	AES Corp.
12,500	9.75%, 04/15/2016 ‡	14,313
	Calpine Corp.
20,000	7.25%, 10/15/2017 ▪	20,500
	NRG Energy, Inc.
15,000	7.63%, 01/15/2018 ▪	15,262
		50,075
	Wholesale Trade - 0.1%
	Spectrum Brands, Inc.
7,000	9.50%, 06/15/2018	7,788

	Total corporate bonds: non-investment grade
	(cost $489,392)	$505,366

FOREIGN BONDS - 1.8%
	Beverage and Tobacco Product Manufacturing - 0.1%
	Anheuser-Busch InBev N.V
$8,000	7.75%, 01/15/2019 ‡	$10,425

	Finance and Insurance - 0.2%
	Nordea Bank AB
10,833	1.15%, 01/14/2014 ▪Δ	10,889

2

The Hartford Floating Rate Fund
Schedule of Investments ― (continued)
July 31, 2011 (Unaudited)
(000’s Omitted)

Shares or Principal Amount ╬		Market Value ╪
FOREIGN BONDS - 1.8% - (continued)
	Health Care and Social Assistance - 0.3%
	Valeant Pharmaceuticals International
$10,000	6.50%, 07/15/2016 ▪	$9,800
10,000	6.88%, 12/01/2018 ▪	9,700
		19,500
	Information - 0.4%
	Intelsat Jackson Holdings Ltd.
10,000	8.50%, 11/01/2019	10,700
	Videotron Ltee
4,862	6.88%, 01/15/2014 ‡	4,917
	Wind Acquisition Finance S.A
9,940	7.25%, 02/15/2018 ▪	9,915
3,500	11.75%, 07/15/2017 ▪	3,881
		29,413
	Mining - 0.5%
	Anglo American Capital plc
9,970	9.38%, 04/08/2014 ▪	11,955
	FMG Resources Pty Ltd.
12,450	6.38%, 02/01/2016 ▪	12,652
	Rio Tinto Finance USA Ltd.
9,660	8.95%, 05/01/2014 ‡	11,651
		36,258
	Nonmetallic Mineral Product Manufacturing - 0.2%
	Ardagh Packaging Finance
10,700	7.38%, 10/15/2017 ▪	11,048

	Primary Metal Manufacturing - 0.1%
	Novelis, Inc.
9,973	8.38%, 12/15/2017	10,858

	Total foreign bonds
	(cost $121,536)	$128,391

SENIOR FLOATING RATE INTERESTS: FOREIGN♦ - 3.9%
	Agriculture, Construction, Mining and Machinery - 0.2%
	Kion Group GMBH, Facility B
$10,046	3.69%, 12/23/2014 ±☼	$9,092
	Kion Group GMBH, Facility C
10,046	3.94%, 12/23/2015 ±☼	9,142
		18,234
	Air Transportation - 0.1%
	AWAS Aviation Holdings LLC
10,025	5.25%, 05/12/2016 ±☼	10,000

	Chemical Manufacturing - 0.2%
	Norit N.V., Inc.
12,000	7.50%, 07/01/2017 ±	12,090

	Health Care and Social Assistance - 0.3%
	Grifols S.A
18,930	6.00%, 10/15/2016 ±	18,977

	Information - 1.2%
	Intelsat Jackson Holdings Ltd.
54,863	5.25%, 04/02/2018 ±	54,917
	Intelsat Ltd.
33,926	3.25%, 02/01/2014 ±☼	32,279
		87,196
	Other Services - 0.3%
	Husky Injection Molding Systems
22,000	6.50%, 06/21/2018 ±	22,089

	Pipeline Transportation - 0.2%
	Gibson Energy ULC
12,500	5.75%, 06/30/2018 ±	12,453

	Plastics and Rubber Products Manufacturing - 0.1%
	Mold-Masters Group
5,517	3.81%, 10/11/2014 ±	5,401

	Primary Metal Manufacturing - 0.5%
	Novelis, Inc.
33,740	3.75%, 03/10/2017 ±	33,725

	Retail Trade - 0.1%
	Autoparts Holdings, Ltd., 1st Lien Term Loan B
10,000	5.00%, 07/28/2017 ◊☼	10,050
	Autoparts Holdings, Ltd., 2nd Lien Term Loan
3,333	9.00%, 01/26/2018 ◊☼	3,383
		13,433
	Wholesale Trade - 0.7%
	Reynolds Consumer Products, Inc.
46,493	4.25%, 02/09/2018 ±	46,091

	Total senior floating rate interests: foreign
	(cost $279,208)	$279,689

SENIOR FLOATING RATE INTERESTS: NON-INVESTMENT GRADE♦ - 84.6%
	Accommodation and Food Services - 1.9%
	Harrah's Operating Co., Inc., Term B-1 Loans
$85,000	3.25%, 01/28/2015 ±	$76,460
	Harrah's Operating Co., Inc., Term Loan B4
29,859	9.50%, 10/31/2016 ±	31,102
	Las Vegas Sands LLC, Extended Delayed Draw Term Loan
5,699	2.72%, 11/23/2016 ±	5,496
	Las Vegas Sands LLC, Extended Delayed Draw Term Loan 2
1,280	2.72%, 11/23/2015 ±	1,234
	Las Vegas Sands LLC, Extended Term Loan
25,832	2.72%, 11/23/2016 ±	24,910
		139,202
	Administrative Waste Management and Remediation - 4.2%
	Acosta, Inc.
41,000	4.75%, 03/01/2018 ±	40,805
	Affinion Group, Inc., Tranche B Term Loan
66,553	5.00%, 10/09/2016 ±	66,283
	Energy Solutions, Inc.
19,800	6.25%, 08/12/2016 ±	19,850

3

The Hartford Floating Rate Fund
Schedule of Investments ― (continued)
July 31, 2011 (Unaudited)
(000’s Omitted)

Shares or Principal Amount ╬		Market Value ╪
SENIOR FLOATING RATE INTERESTS: NON-INVESTMENT GRADE♦ - 84.6% - (continued)
	Administrative Waste Management and Remediation - 4.2% - (continued)
	InVentiv Health, Inc., 1st Lien Consolidated Term Loan
$16,437	6.50%, 08/04/2016 ±	$16,317
	InVentiv Health, Inc., Term Loan B2
13,800	6.75%, 07/18/2018 ±	13,702
	NexTag, Inc.
14,625	7.00%, 01/28/2016 ±	13,967
	Ozburn-Hessey Holding Co. LLC
11,455	7.50%, 05/08/2016 ±	11,455
	Servicemaster Co., Delayed Draw Term Loan
4,580	2.69%, 07/24/2014 ±	4,423
	Servicemaster Co., Term Loan B
50,967	2.71%, 07/24/2014 ±	49,218
	SI Organization, Inc.
10,945	4.50%, 11/19/2016 ±	10,849
	Smile Brands Group, Inc.
12,686	7.00%, 12/21/2017 ±	12,686
	Synagro Technologies, Inc.
14,517	2.19%, 03/28/2014 ±	13,401
	TransUnion LLC
16,688	4.75%, 02/10/2018 ±	16,678
	Volume Services America, Inc.
9,925	10.50%, 09/16/2016 ±⌂	9,944
		299,578
	Agriculture, Construction, Mining and Machinery - 1.5%
	Goodyear Engineered Products, Delayed Draw Term Loan
6,545	2.69%, 07/31/2014 ±☼	6,192
	Goodyear Engineered Products, Initial Term Loan
46,113	2.69%, 07/31/2014 ±☼	43,623
	Goodyear Engineered Products, Second Lien Term Loan
21,000	5.94%, 07/31/2015 ±	18,952
	Intelligrated, Inc.
12,675	7.50%, 02/18/2017 ±⌂	12,612
	Nacco Material Handling Group
7,216	2.06%, 03/22/2013 ±	7,071
	Nortek, Inc.
12,469	5.25%, 04/26/2017 ±	12,430
		100,880
	Agriculture, Forestry, Fishing and Hunting - 0.2%
	WM Bolthouse Farms, Inc.
13,000	9.50%, 08/11/2016 ±	13,152

	Air Transportation - 2.1%
	Delta Air Lines, Inc., New Term Loan
10,113	4.25%, 03/07/2016 ±	9,860
	Delta Air Lines, Inc., Term Loan
39,431	5.50%, 04/14/2017 ±	38,914
	Macquarie Aircraft Leasing Finance S.A., First Lien Term Loan
11,960	1.69%, 11/29/2013 ±⌂	11,482
	Macquarie Aircraft Leasing Finance S.A., Second Lien Term Loan
10,646	4.19%, 11/29/2013 ±⌂	9,794
	United Air Lines, Inc.
62,295	2.19%, 02/01/2014 ±	59,472
	US Airways Group, Inc.
20,482	2.69%, 03/23/2014 ±	18,507
		148,029
	Arts, Entertainment and Recreation - 9.3%
	24 Hour Fitness Worldwide, Inc.
36,667	6.75%, 04/15/2016 ±	36,465
	AMC Entertainment Holdings, Inc.
18,942	5.25%, 06/13/2012 ±	18,752
	Ameristar Casinos, Inc.
10,274	4.00%, 04/15/2018 ±	10,264
	Busch Entertainment Corp.
16,028	4.00%, 08/17/2017 ±	16,015
	Caribe Information Investment, Inc.
12,004	0.00%, 03/29/2013 ⌂Ω	3,046
	CCM Merger, Inc.
3,860	7.00%, 03/01/2017 ±	3,897
	Cedar Fair L.P.
31,354	4.00%, 12/15/2017 ±	31,378
	Cengage
70,881	2.50%, 07/05/2014 ±	62,245
	Cenveo, Inc.
18,233	6.25%, 12/21/2016 ±	18,296
	Chester Downs and Marina LLC, Incremental Term Loan
2,397	12.38%, 07/31/2016 ±	2,434
	Chester Downs and Marina LLC, Loan
13,646	12.38%, 07/31/2016 ±	13,855
	Clear Channel Communications Inc.
82,000	3.84%, 01/29/2016 ±	67,967
	Clubcorp Club Operations, Inc.
22,885	6.00%, 11/30/2016 ±	22,847
	Crown Media Holdings, Inc.
10,000	5.75%, 07/07/2018 ±	9,925
	Cumulus Media, Inc., Second Lien Term Loan
4,000	6.00%, 07/22/2018 ◊☼	4,005
	Cumulus Media, Inc., Term Loan B
44,160	4.50%, 07/22/2018 ◊☼	43,890
	Dex Media West LLC
11,072	7.00%, 10/24/2014 ±	9,043
	F & W Publications, Inc., New Term Loan
3,727	7.75%, 06/09/2014 ±⌂	3,336
	F & W Publications, Inc., Second Lien Term Loan
1,787	15.00%, 12/09/2014 ±⌂	992
	Gatehouse Media Operating, Inc., Delayed Draw Term Loan
3,274	2.19%, 08/05/2014 ±	1,119
	Gatehouse Media Operating, Inc., Initial Term Loan
11,741	2.19%, 08/05/2014 ±	4,013

4

The Hartford Floating Rate Fund
Schedule of Investments ― (continued)
July 31, 2011 (Unaudited)
(000’s Omitted)

Shares or Principal Amount ╬			Market Value ╪
SENIOR FLOATING RATE INTERESTS: NON-INVESTMENT GRADE♦ - 84.6% - (continued)
		Arts, Entertainment and Recreation - 9.3% - (continued)
		Golden Nugget, Inc., Delayed Draw Term Loan
	$1,441	3.19%, 06/22/2014 ±	$1,267
		Golden Nugget, Inc., Term Facility
	2,531	3.19%, 06/22/2014 ±	2,225
		Isle of Capri Casinos, Inc.
	14,962	4.50%, 03/31/2017 ±	15,013
		Penton Media, Inc.
	8,831	5.00%, 08/01/2014 ±	6,838
		Pittsburgh Gaming Holdings L.P.
	12,965	12.00%, 06/30/2015 ±	13,678
		R.H. Donnelley, Inc.
	5,524	9.00%, 10/24/2014 ±	3,560
		San Juan Cable LLC
	20,000	6.00%, 06/15/2018 ±	19,933
		Sinclair Television Group
	9,577	4.00%, 10/28/2016 ±	9,585
		Six Flags, Inc.
	31,123	5.25%, 06/30/2016 ±	31,221
		Spanish Broadcasting System, Inc.
	11,742	2.00%, 06/10/2012 ±	11,155
		Univision Communications, Inc.
	117,577	4.44%, 03/31/2017 ±	111,257
		Venetian Macau Ltd., Term Loan B Add-On
	12,481	4.69%, 05/25/2013 ±	12,446
		Venetian Macau Ltd., Term Loan B Delayed Draw
	14,711	4.69%, 05/25/2012 ±	14,670
		Venetian Macau Ltd., Term Loan B Funded Loan
	25,304	4.69%, 05/25/2013 ±	25,232
		Venetian Orient Ltd., Term Loan Facility I
	8,473	4.69%, 05/17/2015 ±	8,398
		Venetian Orient Ltd., Term Loan Facility II
	3,384	2.00%, 05/17/2015 ±☼	3,354
			673,616
		Chemical Manufacturing - 3.2%
		Hexion Specialty Chemicals, Tranche C-1B Term Loan Ext
	77,126	3.94%, 05/05/2015 ±☼	76,200
		Hexion Specialty Chemicals, Tranche C-2B Term Loan Ext
	31,747	4.00%, 05/05/2015 ±☼	31,366
		Hexion Specialty Chemicals, Tranche C-4B Term Loan Ext
	2,588	4.06%, 05/05/2015 ±	2,569
		Hexion Specialty Chemicals, Tranche C-5B Term Loan Ext
	960	4.00%, 05/05/2015 ±	948
		Hexion Specialty Chemicals, Tranche C-6B Term Loan Ext
EUR	1,809	5.28%, 05/05/2015 ±	2,534
		Huntsman International LLC, Extended Term Loan B
	2,635	2.72%, 04/19/2017 ±	2,548
		Huntsman International LLC, Term Loan C
	7,608	2.46%, 06/30/2016 ±	7,396
		Ineos Group, New Term Loan B-2
	27,858	7.50%, 12/16/2013 ±	28,688
		Ineos Group, New Term Loan C-2
	32,014	8.00%, 12/16/2014 ±	33,127
		Univar, Inc.
	37,837	5.00%, 06/30/2017 ±	37,734
		Utex Industries, Inc.
	12,675	6.50%, 12/17/2016 ±⌂	12,580
			235,690
		Computer and Electronic Product Manufacturing - 1.4%
		API Technologies Corp.
	7,500	7.75%, 06/15/2016 ±	7,350
		Encompass Digital Media, Inc.
	9,476	7.75%, 02/28/2016 ±	9,488
		Freescale Semiconductor, Inc.
	42,279	4.44%, 12/01/2016 ±☼	41,961
		Sensata Technologies B.V
	13,000	4.00%, 05/12/2018 ±	12,963
		Spansion LLC
	7,222	4.75%, 02/01/2015 ±	7,229
		SRA International, Inc.
	20,000	6.50%, 07/15/2018 ±	19,340
			98,331
		Construction - 0.2%
		Brock Holdings, Inc.
	11,970	6.00%, 03/16/2017 ±	12,019

		Educational Services - 0.2%
		Meritas Schools Holdings LLC, Second Lien Term Loan
	7,200	10.00%, 01/29/2018 ◊☼	7,092
		Meritas Schools Holdings LLC, Term Loan B
	10,000	6.00%, 07/29/2017 ◊☼	9,900
			16,992
		Finance and Insurance - 7.0%
		Asurion Corp., Second Lien Term Loan
	8,759	9.00%, 05/24/2019 ±	8,807
		Asurion Corp., Term Loan
	49,000	5.50%, 05/24/2018 ±	48,469
		BNY Convergex Group LLC, 1st Lien Eze Borrower Term Loan Committment
	4,997	5.25%, 12/17/2016 ±	4,988
		BNY Convergex Group LLC, 1st Lien Top Borrower Term Loan Committment
	11,910	5.25%, 12/17/2016 ±	11,886
		BNY Convergex Group LLC, 2nd Lien Eze Borrower Term Loan Committment
	1,514	8.75%, 12/17/2017 ±	1,539
		BNY Convergex Group LLC, 2nd Lien Top Borrower Term Loan Committment
	3,609	8.75%, 12/17/2017 ±	3,669
		Capital Automotive L.P.
	36,318	5.00%, 03/11/2017 ±	36,282
		Chrysler Group LLC
	76,000	6.00%, 05/24/2017 ±	73,920

5

The Hartford Floating Rate Fund
Schedule of Investments ― (continued)
July 31, 2011 (Unaudited)
(000’s Omitted)

Shares or Principal Amount ╬		Market Value ╪
SENIOR FLOATING RATE INTERESTS: NON-INVESTMENT GRADE♦ - 84.6% - (continued)
	Finance and Insurance - 7.0% - (continued)
	Evertec, Inc.
$11,067	5.50%, 09/30/2016 ±	$11,072
	Fortress Investment Group LLC
17,739	5.75%, 10/07/2015 ±	17,916
	HMSC Corp.
7,576	2.44%, 04/03/2014 ±⌂☼	6,212
	Hub International Holdings, Inc., Delayed Draw Term Loan
2,528	2.75%, 06/12/2014 ±	2,455
	Hub International Holdings, Inc., Initial Term Loan
11,943	2.75%, 06/14/2014 ±	11,600
	Hub International Holdings, Inc., Term Loan B Add-On
13,748	6.75%, 06/13/2014 ±	13,708
	Interactive Data Corp.
34,913	4.75%, 02/11/2018 ±	34,836
	LPL Holdings, Inc., 2015 Term Loan
4,314	4.25%, 06/25/2015 ±	4,332
	LPL Holdings, Inc., 2017 Term Loan
15,361	5.25%, 06/28/2017 ±	15,445
	MacAndrews Amg Holdings LLC
6,303	6.00%, 04/17/2012 ±⌂	6,129
	MSCI, Inc.
15,992	3.75%, 03/14/2017 ±	16,047
	Nuveen Investments, Inc., Extended First Lien Term Loan
58,142	5.75%, 05/13/2017 ±	58,017
	Nuveen Investments, Inc., Second Lien Term Loan
12,785	12.50%, 07/31/2015 ±	13,552
	Nuveen Investments, Inc., Term Loan
48,202	3.25%, 11/13/2014 ±	47,255
	Springleaf Financial Funding Co.
60,000	5.50%, 05/10/2017 ±	58,500
		506,636
	Food Manufacturing - 4.0%
	American Seafood Group LLC
24,705	4.25%, 03/16/2018 ±	24,582
	Dean Foods Co., Extended Term Loan
5,970	3.50%, 04/02/2016 ±	5,793
	Dean Foods Co., Term B 2017 Extended
5,970	3.70%, 04/02/2017 ±	5,893
	Dean Foods Co., Term Loan B
16,912	1.75%, 03/29/2014 ±	16,094
	Del Monte Corp.
75,201	4.50%, 03/08/2018 ±	74,878
	Dole Food Co., Inc., Term Loan B2
6,797	5.05%, 03/03/2017 - 06/24/2018 ±	6,800
	Dole Food Co., Inc., Term Loan C2
16,869	5.06%, 03/03/2017 - 06/24/2018 ±	16,878
	Farley's & Sathers Candy Co., Inc.
5,985	6.50%, 03/31/2018 ±	5,992
	JBS USA LLC
18,570	4.25%, 05/31/2018 ±	18,500
	Pinnacle Foods
33,708	2.69%, 03/30/2014 ±	33,295
	Pinnacle Foods Finance LLC
13,319	6.00%, 04/02/2014 ±	13,363
	Roundy's Supermarkets, Inc., Second Lien Term Loan
3,250	10.00%, 04/16/2016 ±	3,289
	Roundy's Supermarkets, Inc., Term Loan B Extended
51,950	3.69%, 11/03/2013 ±	51,950
	Shearer's Foods, Inc.
11,850	7.50%, 03/31/2015 ±	11,554
		288,861
	Health Care and Social Assistance - 10.0%
	Accentcare, Inc.
7,888	6.50%, 12/22/2016 ±⌂	7,789
	Alere, Inc.
20,240	4.50%, 06/27/2017 ±	20,164
	Amneal Pharmaceuticals LLC
7,605	6.75%, 12/16/2015 ±⌂	7,491
	Ardent Health Services LLC, Term Loan
13,134	6.50%, 09/15/2015 ±	13,101
	Ardent Health Services LLC, Tranche B Term Loan
7,000	5.00%, 09/15/2015 ◊☼	6,982
	Aspen Dental Management, Inc.
11,910	6.00%, 10/06/2016 ±	11,880
	ATI Holdings LLC
10,995	7.50%, 03/14/2016 ±	10,894
	Capsugel Healthcare Ltd.
15,000	4.00%, 07/30/2018 ◊☼	15,040
	Community Health Systems, Inc., Delayed Draw Term Loan
3,400	2.50%, 07/25/2014 ±	3,282
	Community Health Systems, Inc., Extended Term Loan
40,101	3.75%, 01/25/2017 ±	39,102
	Community Health Systems, Inc., Term Loan B
68,902	2.50%, 07/25/2014 ±	66,505
	DaVita, Inc.
16,716	4.50%, 10/20/2016 ±	16,737
	DJO Finance LLC
9,751	3.19%, 04/07/2013 ±	9,596
	Endo Pharmaceuticals Holdings, Inc.
22,000	4.00%, 06/15/2018 ±	22,018
	Gentiva Health Services, Inc.
14,719	4.75%, 08/17/2016 ±	14,455
	Golden Gate National Senior Care LLC
20,000	5.00%, 04/28/2018 ±	19,380
	Harrington Holdings, Inc.
10,541	6.75%, 10/01/2016 ±	10,588
	HCA, Inc., Tranche B-2 Term Loan
62,805	3.50%, 03/31/2017 ±	61,258
	HCA, Inc., Tranche B-3 Term Loan
31,594	3.50%, 05/01/2018 ±	30,873
	HCR Manorcare, Inc.
8,978	5.00%, 04/06/2018 ±	8,802

6

The Hartford Floating Rate Fund
Schedule of Investments ― (continued)
July 31, 2011 (Unaudited)
(000’s Omitted)

Shares or Principal Amount ╬		Market Value ╪
SENIOR FLOATING RATE INTERESTS: NON-INVESTMENT GRADE♦ - 84.6% - (continued)
	Health Care and Social Assistance - 10.0% - (continued)
	IASIS Healthcare Capital Corp.
$17,955	5.00%, 05/03/2018 ±	$17,843
	IMS Health, Inc.
18,953	4.50%, 08/26/2017 ±	18,958
	Insight Pharmaceuticals LLC
7,600	6.50%, 02/25/2017 ±	7,524
	Kindred HealthCare, Inc.
30,000	5.25%, 06/01/2018 ±	29,800
	MedAssets, Inc.
14,334	5.25%, 11/16/2016 ±	14,331
	Medpace, Inc.
12,000	6.50%, 06/15/2017 ±	11,835
	Multiplan, Inc.
29,837	4.75%, 08/26/2017 ±	29,636
	National Renal Institutes, Inc.
12,854	8.50%, 03/31/2013 ±	13,015
	NBTY, Inc.
58,685	4.25%, 10/01/2017 ±	58,605
	Physician Oncology Services, Delayed Draw Term Commitment
816	1.42%, 01/31/2017 ±☼	808
	Physician Oncology Services, Term Loan
6,719	6.25%, 01/31/2017 ±	6,652
	Renal Advantage, Inc.
9,950	5.75%, 12/17/2016 ±	9,983
	Select Medical Corp.
18,000	5.50%, 06/17/2018 ±	17,595
	Surgery Center Holdings, Inc.
9,975	6.50%, 02/06/2017 ±	10,000
	United Surgical Partners International, Delayed Draw Term Loan
1,070	2.19%, 04/19/2014 ±	1,034
	United Surgical Partners International, Tranche B Term Loan
6,001	2.19%, 04/19/2014 ±	5,799
	US Healthworks, Inc.
12,000	6.25%, 06/15/2016 ±	11,903
	Vanguard Health Holdings Co. II LLC
16,801	5.00%, 01/29/2016 ±	16,786
	Warner Chilcott Corp., Term Loan A
14,385	3.75%, 03/14/2016 ±	14,374
	Warner Chilcott Corp., Term Loan B-1
14,252	4.25%, 03/14/2018 ±	14,256
	Warner Chilcott Corp., Term Loan B-2
7,126	4.25%, 03/14/2018 ±	7,128
	Warner Chilcott Corp., Term Loan B-3
9,798	4.25%, 03/14/2018 ±	9,801
		723,603
	Health Care Providers & Services - 0.2%
	Res-Care, Inc.
12,438	7.25%, 12/22/2016 ±	12,437

	Information - 13.0%
	Alaska Communication Systems Holdings, Inc.
17,910	6.25%, 10/21/2016 ±	17,923
	Ascend Learning LLC
14,925	7.01%, 12/06/2016 ±⌂	14,875
	Aspect Software, Inc.
21,695	6.25%, 05/07/2016 ±	21,677
	Avaya, Inc., Existing Term B-1 Loan
15,507	3.01%, 10/24/2014 ±	14,805
	Avaya, Inc., Term B-3 Loan
31,118	4.76%, 10/26/2017 ±	29,899
	CDW Corp.
88,710	4.50%, 07/15/2017 ±	86,001
	Cellular South, Inc.
5,000	4.50%, 07/08/2017 ±	4,994
	Ceridian Corp.
24,464	3.19%, 11/09/2014 ±	23,385
	Charter Communications Operating LLC, Incremental Term Loan
408	9.25%, 03/06/2014 ±	408
	Charter Communications Operating LLC, Term C Loan Extended
84,952	3.50%, 09/06/2016 ±	84,457
	CMP Susquehanna Corp.
7,941	2.19%, 05/06/2013 ±	7,893
	CommScope, Inc.
9,152	5.00%, 01/14/2018 ±	9,173
	Eagle Parent, Inc.
50,000	5.00%, 05/16/2018 ±	48,713
	Emdeon Business Services LLC, Second Lien Term Loan
11,065	5.19%, 05/16/2014 ±	11,038
	Fibertech Networks LLC
10,746	6.75%, 11/30/2016 ±⌂	10,800
	Fidelity National Information Services, Inc.
5,905	5.25%, 07/18/2016 ±	5,924
	Fifth Third Processing Solutions LLC
21,293	4.50%, 11/03/2016 ±	21,243
	First Data Corp., Extended 1st Lien Term Loan
105,139	4.19%, 03/24/2018 ±	95,992
	First Data Corp., Initial Tranche B-1 Term Loan
9,404	2.94%, 09/24/2014 ±	8,747
	Infor Global Solutions, Extended Add-On
960	4.94%, 07/28/2015 ±	932
	Infor Global Solutions, Extended Delayed Draw Term Loan
8,658	5.94%, 07/28/2015 ±	8,405
	Infor Global Solutions, Extended U.S. Term Loan
16,988	5.94%, 07/28/2015 ±	16,491
	Infor Global Solutions, Second Lien Add-On
2,000	5.69%, 03/02/2014 ±	1,703
	Level 3 Communications Corp., Tranche A Term Loan
95,388	2.48%, 03/01/2014 ±	91,834
	Level 3 Communications Corp., Tranche Loan B Add-On
8,310	11.50%, 03/13/2014 ±	8,717

7

The Hartford Floating Rate Fund
Schedule of Investments ― (continued)
July 31, 2011 (Unaudited)
(000’s Omitted)

Shares or Principal Amount ╬		Market Value ╪
SENIOR FLOATING RATE INTERESTS: NON-INVESTMENT GRADE♦ - 84.6% - (continued)
	Information - 13.0% - (continued)
	Mediacom Broadband LLC, Term Loan E
$15,008	4.50%, 10/23/2017 ±	$14,911
	Mediacom Broadband LLC, Tranche F Term Loan
18,132	4.50%, 10/23/2017 ±	17,939
	Mediacom LLC, Term Loan C
6,644	1.91%, 01/31/2015 ±	6,307
	Mediacom LLC, Term Loan D
6,878	5.50%, 03/31/2017 ±	6,860
	Metro PCS Wireless, Inc., Term Loan B3
4,458	3.94%, 03/15/2018 ±	4,448
	Metro PCS Wireless, Inc., Tranche B-2 Term Loan
6,642	4.01%, 11/03/2016 ±	6,630
	NDS Group plc
18,454	4.00%, 03/12/2018 ±	18,269
	Northland Communications Corp.
9,950	7.75%, 12/30/2016 ±⌂	9,652
	Ntelos, Inc.
13,060	4.00%, 08/07/2015 ±	13,008
	Peak 10, Inc.
9,925	6.75%, 10/05/2016 ±⌂	9,975
	Property Data U.S., Inc.
17,910	7.00%, 07/15/2016 ±⌂	17,746
	SkillSoft Corp.
9,925	6.50%, 05/26/2017 ±	10,024
	Sunquest Information Systems, Inc.
10,000	6.25%, 12/16/2016 ±	10,025
	Syniverse Holdings, Inc.
10,945	5.25%, 12/21/2017 ±	10,952
	Targus Information Corp.
12,476	7.00%, 12/28/2016 ±⌂	12,600
	TransFirst Holdings, Inc., Second Lien Term Loan
1,079	6.25%, 06/12/2015 ±	1,016
	TransFirst Holdings, Inc., Term Loan
14,904	3.00%, 06/12/2014 ±	14,280
	TWCC Holding Corp.
21,805	4.25%, 02/11/2017 ±	21,827
	UPC Financing Partnership, Term Loan X
18,000	3.69%, 12/31/2017 ±	17,836
	West Corp., Term Loan B-4
17,315	4.50%, 07/15/2016 ±	17,318
	West Corp., Term Loan B-5
7,572	4.50%, 07/15/2016 ±	7,573
	WideOpenWest Finance LLC, First Lien Term Loan
19,538	2.69%, 07/01/2014 ±	18,805
	WideOpenWest Finance LLC, Second Lien Term Loan
9,975	6.44%, 06/29/2015 ±☼	9,459
	WideOpenWest Finance LLC, Term Loan B Add-On
14,588	6.69%, 06/28/2014 ±	14,588
		938,077
	Media - 0.2%
	PRIMEDIA, Inc.
13,000	7.50%, 07/01/2018 ±	12,441

	Mining - 0.1%
	American Gilsonite Co.
8,127	7.25%, 12/10/2015 ±⌂	8,127

	Miscellaneous Manufacturing - 1.6%
	DAE Aviation Holdings, Inc., Term Loan B1
6,899	5.26%, 09/27/2014 ±	6,830
	DAE Aviation Holdings, Inc., Term Loan B2
6,097	5.26%, 09/27/2014 ±	6,036
	Graham Packaging Co., Inc., C Term Loan
31,934	6.75%, 04/05/2014 ±	31,957
	Graham Packaging Co., Inc., D Term Loan
14,888	6.00%, 09/23/2016 ±	14,898
	Provo Craft and Novelty, Inc.
9,692	0.00%, 03/22/2016 ⌂•	5,718
	Sequa Corp.
52,031	3.50%, 12/03/2014 ±☼	51,153
		116,592
	Motor Vehicle & Parts Manufacturing - 3.0%
	Allison Transmission, Inc.
44,638	2.94%, 08/07/2014 ±	43,597
	AM General LLC, LC Facility Deposits
657	3.19%, 09/30/2012 ±⌂	606
	AM General LLC, Term B Facility
10,605	3.19%, 09/30/2013 ±⌂	9,783
	Federal Mogul Corp., Tranche B Term Loan
56,118	2.13%, 12/27/2014 ±☼	53,343
	Federal Mogul Corp., Tranche C Term Loan
21,657	2.13%, 12/27/2015 ±☼	20,586
	General Motors Co.
31,965	0.44%, 10/27/2015 ◊☼	28,789
	Navistar Financial Corp.
22,870	4.44%, 12/16/2012 ±	22,827
	Pinafore LLC
37,500	4.25%, 09/29/2016 ±	37,500
		217,031
	Other Services - 0.2%
	Alliance Laundry Systems, Inc.
13,067	6.25%, 10/15/2016 ±	13,143

	Paper Manufacturing - 0.4%
	LabelCorp Holdings, Inc.
10,000	6.25%, 05/31/2017 ±⌂	9,975
	Reynolds Group Holdings, Inc.
20,000	5.25%, 08/01/2018 ◊☼	19,855
		29,830
	Petroleum and Coal Products Manufacturing - 2.8%
	Big West Oil LLC
6,947	7.00%, 03/31/2016 ±	6,988
	Dynegy Holdings, Inc., LC Facility Deposits
118,509	3.94%, 04/02/2013 ±	117,077
	Dynegy Holdings, Inc., Term Loan
8,977	3.94%, 04/02/2013 ±	8,869

8

The Hartford Floating Rate Fund
Schedule of Investments ― (continued)
July 31, 2011 (Unaudited)
(000’s Omitted)

Shares or Principal Amount ╬		Market Value ╪
SENIOR FLOATING RATE INTERESTS: NON-INVESTMENT GRADE♦ - 84.6% - (continued)
	Petroleum and Coal Products Manufacturing - 2.8% - (continued)
	Rentech Energy Midwest Corp.
$15,000	10.00%, 05/31/2017 ±	$14,850
	Walter Energy, Inc.
23,067	4.00%, 02/28/2018 ±	23,050
	Western Refining, Inc.
19,950	7.50%, 03/15/2017 ±	20,090
	Willbros Group, Inc.
9,722	9.50%, 06/30/2014 ±	9,770
		200,694
	Plastics and Rubber Products Manufacturing - 0.3%
	Styron Corp.
22,455	6.00%, 08/02/2017 ±	22,442

	Professional, Scientific and Technical Services - 2.0%
	Advantage Sales & Marketing, Inc., Second Lien Term Loan
3,570	9.25%, 06/18/2018 ±	3,612
	Advantage Sales & Marketing, Inc., Term Loan B
26,127	5.25%, 12/18/2017 ±	26,140
	Decision Resources, Inc.
10,940	7.00%, 12/28/2016 ±⌂	10,894
	Engineering Solutions & Products, Inc.
6,913	8.00%, 04/21/2017 ±⌂	6,636
	IMG Worldwide, Inc.
11,915	5.50%, 06/21/2018 ±	11,870
	Moneygram International, Inc.
15,256	4.50%, 10/15/2017 ±	15,257
	RBS International Direct Marketing
14,963	6.50%, 03/23/2017 ±⌂	14,663
	SunGard Data Systems, Inc., Extended Term Loan
22,207	3.85%, 02/28/2016 ±	21,996
	SunGard Data Systems, Inc., U.S. Term Loan
11,979	1.94%, 02/28/2014 ±	11,620
	Tensar Corp.
5,151	7.75%, 10/28/2012 ±	4,829
	Verint Systems, Inc.
13,000	4.50%, 10/31/2017 ±	12,978
		140,495
	Real Estate and Rental and Leasing - 2.3%
	International Lease Finance Corp., Term Loan
8,654	6.75%, 03/17/2015 ±	8,660
	International Lease Finance Corp., Term Loan 2
6,346	7.00%, 03/17/2016 ±	6,400
	LNR Properties Corp.
24,360	4.75%, 04/01/2016 ±	24,248
	Realogy Corp., Credit Linked Deposit
1,675	3.19%, 10/05/2013 ±☼	1,575
	Realogy Corp., Extended 1st Lien Term Loan B
111,772	4.52%, 10/10/2016 ±☼	100,834
	Realogy Corp., Extended Credit Linked Deposit
15,691	4.44%, 10/10/2016 ±☼	14,155
	Realogy Corp., Initial Term Loan B
13,300	3.27%, 10/05/2014 ±☼	12,502
		168,374
	Retail Trade - 7.4%
	Academy, Ltd.
25,000	4.50%, 07/06/2018 ◊☼	24,977
	Armored Automotive
13,930	6.00%, 11/05/2016 ±	13,756
	Armstrong World Industries, Inc.
8,963	4.00%, 03/10/2018 ±	8,933
	Atrium Companies, Inc.
14,355	7.00%, 04/30/2016 ±	14,008
	Burlington Coat Factory Warehouse Corp.
37,525	6.25%, 02/23/2017 ±	37,501
	Chef's Warehouse LLC
9,500	11.00%, 04/23/2014 ±⌂	9,500
	Easton-Bell Sports, Inc.
11,545	11.50%, 12/31/2015 ±⌂	11,546
	Fairway Food Market, Inc.
9,975	7.50%, 03/03/2017 ±	9,928
	Great Atlantic & Pacific Tea Co., Inc.
3,680	8.75%, 06/15/2012 ±Ψ	3,700
	Gyboree Corp.
26,887	5.00%, 02/23/2018 ±☼	26,124
	Hillman Group, Inc.
15,960	5.00%, 05/28/2016 ±	16,006
	KAR Auction Services, Inc.
20,000	5.00%, 05/01/2017 ±	20,083
	Leslie's Poolmart, Inc.
24,875	4.50%, 11/15/2017 ±	24,761
	Michaels Stores, Inc., B-2 Term Loan
53,469	4.75%, 07/31/2016 ±	53,114
	Michaels Stores, Inc., Term B Loan
19,950	4.25%, 02/25/2018 ±	19,906
	Michaels Stores, Inc., Term Loan
22,793	2.50%, 10/31/2013 ±	22,375
	Nebraska Book Co., Inc.
2,500	8.25%, 06/27/2012 ±	2,497
	Neiman Marcus Group, Inc.
77,610	4.75%, 05/16/2018 ±☼	76,436
	PETCO Animal Supplies, Inc.
24,284	4.50%, 11/30/2017 ±	24,132
	Pilot Travel Centers LLC
18,200	4.25%, 03/30/2018 ±	18,213
	Rite Aid Corp., Tranche 2 Term Loan
9,736	1.94%, 06/01/2014 ±	9,257
	Rite Aid Corp., Tranche 5 Term Loan
12,797	4.50%, 03/03/2018 ±☼	12,563
	Sports Authority, Inc.
33,432	7.50%, 11/16/2017 ±	33,599
	Sprouts Farmers Market LLC
11,970	6.00%, 03/24/2018 ±	11,880
	Toys R Us, Inc., Initial Loan
19,391	6.00%, 09/01/2016 ±☼	19,397

9

The Hartford Floating Rate Fund
Schedule of Investments ― (continued)
July 31, 2011 (Unaudited)
(000’s Omitted)

Shares or Principal Amount ╬		Market Value ╪
SENIOR FLOATING RATE INTERESTS: NON-INVESTMENT GRADE♦ - 84.6% - (continued)
	Retail Trade - 7.4% - (continued)
	Toys R Us, Inc., Term B-2 Loan
$7,000	5.25%, 05/25/2018 ±	$6,945
		531,137
	Services - 0.2%
	Clarke American Corp.
18,230	2.73%, 02/28/2014 ±	16,654

	Soap, Cleaning Compound and Toilet Manufacturing - 0.2%
	Revlon Consumer Products Corp.
16,850	4.75%, 11/19/2017 ±	16,835

	Textile Product Mills - 0.2%
	Levi Strauss & Co.
17,878	2.44%, 03/09/2014 ±	17,386

	Transit and Ground Passenger Transportation - 1.1%
	Emergency Medical Services Corp.
82,793	5.25%, 04/04/2018 ±	82,151

	Truck Transportation - 1.2%
	Cardinal Logistics Management
4,872	12.50%, 09/23/2013 ±⌂	4,043
	Nexeo Solutions, LLC
14,963	5.00%, 10/01/2017 ±	14,888
	Swift Transportation Co., Inc.
68,912	6.00%, 12/21/2016 ±	69,232
		88,163
	Utilities - 2.9%
	AES Corp.
25,935	4.25%, 06/01/2018 ±	25,948
	Astoria Generating Co. Acquisitions LLC, Second Lien Term Loan
12,581	4.01%, 08/23/2013 ±	11,590
	BRSP LLC
27,503	7.50%, 06/24/2014 ±	27,503
	Calpine Corp. Term Loan
47,888	4.50%, 04/01/2018 ±	47,396
	Equipower Resources Holdings LLC
6,284	5.75%, 01/26/2018 ±	6,274
	Star West Generation LLC
36,000	6.00%, 06/30/2018 ±	35,618
	Texas Competitive Electric Co.
39,498	4.73%, 10/10/2017 ±	29,412
	TPF Generation Holdings LLC, LC Facility Deposits
2,522	2.25%, 12/15/2013 ±	2,488
	TPF Generation Holdings LLC, Revolver
790	2.25%, 12/15/2011 ±	779
	TPF Generation Holdings LLC, Second Lien Term Loan
20,744	4.50%, 12/21/2014 ±☼	20,035
	TPF Generation Holdings LLC, Term Loan
4,497	2.25%, 12/15/2013 ±	4,437
		211,480
	Wholesale Trade - 0.1%
	Spectrum Brands, Inc., Term Loan B
7,708	5.00%, 06/16/2016 ±	7,745

	Total senior floating rate interests: non-investment grade
	(cost $6,129,795)	$6,107,823

COMMON STOCKS - 0.1%
	Energy - 0.1%
418,220	KCA Deutag ⌂•†	$4,308

	Media - 0.0%
16	F & W Publications, Inc. ⌂•†	–

	Total common stocks
	(cost $5,669)	$4,308

WARRANTS - 0.0%
	Media - 0.0%
19	Cumulus Media, Inc. ⌂	$68
6	F & W Publications, Inc. ⌂†	–
		68
	Total warrants
	(cost $1)	$68

	Total long-term investments
	(cost $7,214,753)	$7,217,838

SHORT-TERM INVESTMENTS - 2.5%
	Commercial Paper - 1.2%
	Beverage and Tobacco Product Manufacturing - 0.2%
	Coca Cola Co.
$15,000	0.09%, 8/18/2011 ▪○	$14,999

	Computer and Electrical Products Manufacturing - 0.1%
	International Business Machines Co.
10,000	0.06%, 8/22/2011 ▪○	10,000

	Foreign Governments - 0.3%
	Ontario (Province of)
20,000	0.07%, 8/5/2011 ○	20,000

	Health Care and Social Assistance - 0.4%
	Abbott Laboratories
15,000	0.10%, 9/6/2011 ▪○	14,998
	Merck & Co., Inc.
15,000	0.08%, 8/5/2011 ○	15,000
29998		29,998
	Retail Trade - 0.2%
	Wal-Mart Stores, Inc.
15,000	0.07%, 8/5/2011 ○	15,000

		89,997
	Investment Pools and Funds - 0.6%
41,416	JP Morgan U.S. Government Money Market Fund	$41,416

10

The Hartford Floating Rate Fund
Schedule of Investments ― (continued)
July 31, 2011 (Unaudited)
(000’s Omitted)

Shares or Principal Amount ╬			Market Value ╪
SHORT-TERM INVESTMENTS - 2.5% - (continued)
	Repurchase Agreements - 0.7%
	BNP Paribas Securities Corp. TriParty Joint Repurchase Agreement (maturing on 08/01/2011 in the amount of $12,279, collateralized by U.S. Treasury Bond 6.13%, 2029, value of $12,524)
$12,279	0.13%, 7/29/2011		$12,279
	Deutsche Bank Securities TriParty Joint Repurchase Agreement (maturing on 08/01/2011 in the amount of $11,795, collateralized by U.S. Treasury Bond 6.50%, 2026, value of $12,030)
11,794	0.14%, 7/29/2011		11,794

RBS Greenwich Capital Markets TriParty
Joint Repurchase Agreement (maturing on
08/01/2011 in the amount of $17,950,
collateralized by U.S. Treasury Bond
3.38% - 4.50%, 2038 - 2041, U.S.
Treasury Note 0.50% - 1.00%, 2013,
value of $18,309)

17,950	0.15%, 7/29/2011		17,950
	UBS Securities, Inc. TriParty Joint Repurchase Agreement (maturing on 08/01/2011 in the amount of $8,186, collateralized by U.S. Treasury Note 0.50%, 2015, value of $8,349)
8,186	0.15%, 7/29/2011		8,186
			50,209
	Total short-term investments
	(cost $181,622)		$181,622

	Total investments
	(cost $7,396,375) ▲	102.5%	$7,399,460
	Other assets and liabilities	(2.5)%	(182,778)
	Total net assets	100.0%	$7,216,682

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 6.0% of total net assets at July 31, 2011.

▲	At July 31, 2011, the cost of securities for federal income tax purposes was $7,399,379 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$91,400
Unrealized Depreciation	(91,319)
Net Unrealized Appreciation	$81

†
The aggregate value of securities valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Company's Board of Directors at July 31, 2011, was $4,308, which represents 0.06% of total net assets.

•	Currently non-income producing. For long-term debt securities, items identified are in default as to payment of interest and/or principal.

Ψ	The company is in bankruptcy. The investment held by the fund is current with respect to interest payments.

Ω	Debt security in default due to bankruptcy.

11

The Hartford Floating Rate Fund
Schedule of Investments ― (continued)
July 31, 2011 (Unaudited)
(000’s Omitted)

Δ	Variable rate securities; the rate reported is the coupon rate in effect at July 31, 2011.

○	The interest rate disclosed for these securities represents the effective yield on the date of the acquisition.

±	The interest rate disclosed for these securities represents the average coupon as of July 31, 2011.

◊	The interest rate disclosed for these securities represents an estimated average coupon as of July 31, 2011.

♦
Senior floating rate interests generally pay interest rates which are periodically adjusted by reference to a base short-term, floating lending rate plus a premium.  These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as the London Inter-Bank Offered Rate (LIBOR), (ii) the prime rate offered by one or more major United States Banks, or (iii) the bank's certificate of deposit rate.  Senior floating rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election.  The rate at which the borrower repays cannot be predicted with accuracy.  As a result, the actual remaining maturity may be substantially less than the stated maturities shown.

▪
Securities issued within terms of a private placement memorandum, exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers.  Unless otherwise indicated, these holdings are determined to be liquid.  At July 31, 2011, the aggregate value of these securities was $390,912, which represents 5.42% of total net assets.

╬	All principal amounts are in U.S. dollars unless otherwise indicated.

EUR ─ EURO

☼	The cost of securities purchased on a when-issued, delayed delivery or delayed draw basis at July 31, 2011 was $267,017.

‡	This security, or a portion of this security, has been segregated to cover funding requirements on investment transactions settling in the future.

⌂
The following securities are considered illiquid.  Illiquid securities are often purchased in private placement transactions, are often not registered under the Securities Act of 1933 and may have contractual restrictions on resale. A security may also be considered illiquid if the security lacks a readily available market or if its valuation has not changed for a certain period of time.

Period Acquired	Shares/ Par	Security	Cost Basis
02/2011	$7,888	Accentcare, Inc., 6.50%, 12/22/2016	$7,848
08/2006 - 10/2009	$657	AM General LLC, LC Facility Deposits, 3.19%, 09/30/2012	654
08/2006 - 10/2009	$10,605	AM General LLC, Term B Facility, 3.19%, 09/30/2013	10,528
12/2010	$8,127	American Gilsonite Co., 7.25%, 12/10/2015	7,984
12/2010	$7,605	Amneal Pharmaceuticals LLC, 6.75%, 12/16/2015	7,505
12/2010	$14,925	Ascend Learning LLC, 7.01%, 12/06/2016	14,627
03/2007 - 07/2011	$4,872	Cardinal Logistics Management, 12.50%, 09/23/2013	4,810
03/2006 - 05/2011	$12,004	Caribe Information Investment, Inc., 0.00%, 03/29/2013	11,456
10/2010	$9,500	Chef's Warehouse LLC, 11.00%, 04/23/2014	9,279
07/2009	19	Cumulus Media, Inc. Warrants	–
12/2010	$10,940	Decision Resources, Inc., 7.00%, 12/28/2016	10,776
09/2010 - 05/2011	$11,545	Easton-Bell Sports, Inc., 11.50%, 12/31/2015	11,278
04/2011	$6,913	Engineering Solutions & Products, Inc., 8.00%, 04/21/2017	6,580
06/2010	16	F & W Publications, Inc.	1
06/2010	6	F & W Publications, Inc. Warrants	1
06/2010	$3,727	F & W Publications, Inc., New Term Loan, 7.75%, 06/09/2014	3,233
06/2010 - 07/2011	$1,787	F & W Publications, Inc., Second Lien Term Loan, 15.00%, 12/09/2014	1,126
11/2010	$10,746	Fibertech Networks LLC, 6.75%, 11/30/2016	10,624
04/2007-06/2011	$7,576	HMSC Corp., 2.44%, 04/03/2014	6,909
02/2011	$12,675	Intelligrated, Inc., 7.50%, 02/18/2017	12,548
03/2011	418,220	KCA Deutag	5,668
05/2011	$10,000	LabelCorp Holdings, Inc., 6.25%, 05/31/2017	9,900
04/2007 - 02/2010	$6,303	MacAndrews Amg Holdings LLC, 6.00%, 04/17/2012	6,211
03/2007 - 05/2007	$11,960	Macquarie Aircraft Leasing Finance S.A., First Lien Term Loan, 1.69%, 11/29/2013	11,960
03/2007 - 01/2011	$10,646	Macquarie Aircraft Leasing Finance S.A., Second Lien Term Loan, 4.19%, 11/29/2013	8,540
12/2010	$9,950	Northland Communications Corp., 7.75%, 12/30/2016	9,680
10/2010	$9,925	Peak 10, Inc., 6.75%, 10/05/2016	9,776
12/2010	$17,910	Property Data U.S., Inc., 7.00%, 07/15/2016	17,671
03/2010	$9,692	Provo Craft and Novelty, Inc., 0.00%, 03/22/2016	9,466

12

The Hartford Floating Rate Fund
Schedule of Investments ― (continued)
July 31, 2011 (Unaudited)
(000’s Omitted)

Period Acquired	Shares/ Par	Security	Cost Basis
03/2011	$14,963	RBS International Direct Marketing, 6.50%, 03/23/2017	$14,813
12/2010	$12,476	Targus Information Corp., 7.00%, 12/28/2016	12,251
12/2010	$12,675	Utex Industries, Inc., 6.50%, 12/17/2016	12,504
09/2010	$9,925	Volume Services America, Inc., 10.50%, 09/16/2016	9,671

The aggregate value of these securities at July 31, 2011, was $262,922, which represents 3.64% of total net assets.

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

Distribution by Credit Quality
as of July 31, 2011
Credit Rating *	Percentage of Net Assets
Aa / AA	0.2%
A	0.8
Baa / BBB	1.8
Ba / BB	26.9
B	59.7
Caa / CCC or Lower	5.4
Unrated	5.1
Cash	2.6
Other Assets & Liabilities	(2.5)
Total	100.0%

*
Does not apply to the Fund itself. Based upon Moody’s and S&P long-term credit ratings for the Fund’s holdings as of date noted. If Moody's and S&P assign different ratings to a holding, the lower rating is used. "Unrated" includes fixed-income securities (other than cash-like short-term instruments and U.S. Government securities) for which Moody’s and S&P have not issued long-term credit ratings. “Cash” includes non fixed income instruments and other short-term instruments.

Investment Valuation Hierarchy Level Summary
July 31, 2011

	Total	Level 1 ♦	Level 2 ♦	Level 3
Assets:
Asset & Commercial Mortgage Backed Securities	$99,202	$–	$99,202	$–
Common Stocks ‡	4,308	–	–	4,308
Corporate Bonds: Investment Grade	92,991	–	88,896	4,095
Corporate Bonds: Non-Investment Grade	505,366	–	505,366	–
Foreign Bonds	128,391	–	128,391	–
Senior Floating Rate Interests: Foreign	279,689	–	279,689	–
Senior Floating Rate Interests: Non-Investment Grade	6,107,823	–	6,107,823	–
Warrants	68	68	–	–
Short-Term Investments	181,622	41,416	140,206	–
Total	$7,399,460	$41,484	$7,349,573	$8,403

♦	For the nine-month period ended July 31, 2011, there were no significant transfer between Level 1 and Level 2.
‡	The Fund has all or primarily all of the equity securities categorized in a particular level. Refer to the Schedule of Investments for further industry breakout.

13

The Hartford Floating Rate Fund
Schedule of Investments ― (continued)
July 31, 2011 (Unaudited)
(000’s Omitted)

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Balance as of October 31, 2010	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)		Net Amortization	Purchases	Sales	Transfers Into Level 3 *	Transfers Out of Level 3*	Balance as of July 31, 2011
Assets:
Asset & Commercial Mortgage Backed Securities	$3,294	$(2,600)	$2,583		$—	$—	$—	$—	$(3,277)	$—
Common Stocks	—	—	(1,360	)†	—	5,668	—	—	—	4,308
Corporate Bonds	4,405	(3,181)	1,957	‡	—	—	(2,357)	3,271	—	4,095
Warrants	—	—	—	§	—	—	—	—	—	—
Total	$7,699	$(5,781)	$3,180		$—	$5,668	$(2,357)	$3,271	$(3,277)	$8,403

*	Securities are transferred into and out of Level 3 for a variety of reasons including, but not limited to:
1)	Securities where trading has been halted (transfer into Level 3) or securities where trading has resumed (transfer out of Level 3).
2)	Broker quoted securities (transfer into Level 3) or quoted prices in active markets (transfer out of Level 3).
3)	Securities that have certain restrictions on trading (transfer into Level 3) or securities where trading restrictions have expired (transfer out of Level 3).
†	Change in unrealized appreciation or depreciation in the current period relating to assets still held at July 31, 2011 was $(1,360).
‡	Change in unrealized appreciation or depreciation in the current period relating to assets still held at July 31, 2011 was $(48).
§	Change in unrealized appreciation or depreciation in the current period relating to assets still held at July 31, 2011 was zero.

14

The Hartford Fundamental Growth Fund
Schedule of Investments
July 31, 2011 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 98.0%
	Automobiles & Components - 0.6%
22	Johnson Controls, Inc.	$828

	Capital Goods - 13.7%
30	Boeing Co.	2,093
11	Caterpillar, Inc.	1,116
34	Deere & Co.	2,685
22	Flowserve Corp.	2,226
52	Honeywell International, Inc.	2,740
27	Joy Global, Inc.	2,573
22	Navistar International Corp. •	1,124
11	Precision Castparts Corp.	1,695
7	W.W. Grainger, Inc.	1,068
63	WESCO International, Inc. •	3,188
		20,508
	Commercial & Professional Services - 0.7%
22	Manpower, Inc.	1,091

	Consumer Services - 5.4%
63	ITT Educational Services, Inc. •	5,432
13	McDonald's Corp.	1,159
38	Starbucks Corp.	1,511
		8,102
	Diversified Financials - 2.1%
58	Ameriprise Financial, Inc.	3,116

	Energy - 13.1%
66	Alpha Natural Resources, Inc. •	2,810
28	Apache Corp.	3,514
55	Cameron International Corp. •	3,088
44	Chesapeake Energy Corp.	1,505
38	Exxon Mobil Corp.	3,024
32	Halliburton Co.	1,768
36	Petroleo Brasileiro S.A. ADR	1,209
46	Whiting Petroleum Corp. •	2,701
		19,619
	Food, Beverage & Tobacco - 2.1%
44	Philip Morris International, Inc.	3,096

	Health Care Equipment & Services - 3.9%
32	Express Scripts, Inc. •	1,747
33	St. Jude Medical, Inc.	1,548
50	UnitedHealth Group, Inc.	2,487
		5,782
	Insurance - 4.5%
80	Aflac, Inc.	3,680
219	Assured Guaranty Ltd.	3,100
		6,780
	Materials - 5.9%
95	Barrick Gold Corp.	4,510
56	Freeport-McMoRan Copper & Gold, Inc.	2,955
20	Rio Tinto plc ADR	1,384
		8,849
	Pharmaceuticals, Biotechnology & Life Sciences - 5.1%
55	Celgene Corp. •	3,232
28	Gilead Sciences, Inc. •	1,186
60	Teva Pharmaceutical Industries Ltd. ADR	2,780
5	Waters Corp. •	413
		7,611
	Retailing - 7.1%
8	Amazon.com, Inc. •	1,758
68	Guess?, Inc.	2,574
27	Kohl's Corp.	1,455
32	Nordstrom, Inc.	1,600
19	Ross Stores, Inc.	1,455
42	The Buckle, Inc.	1,861
		10,703
	Semiconductors & Semiconductor Equipment - 0.4%
18	ASML Holding N.V. ADR	638

	Software & Services - 15.9%
15	Baidu, Inc. ADR •	2,325
103	eBay, Inc. •	3,360
7	Google, Inc. •	4,165
25	IBM Corp.	4,474
49	Longtop Financial Technologies Ltd. ⌂•†	459
92	Microsoft Corp.	2,515
137	Oracle Corp.	4,202
26	Visa, Inc.	2,258
		23,758
	Technology Hardware & Equipment - 15.6%
23	Apple, Inc. •	8,981
77	Arrow Electronics, Inc. •	2,679
283	Cisco Systems, Inc.	4,526
123	EMC Corp. •	3,208
65	Hewlett-Packard Co.	2,300
133	JDS Uniphase Corp. •	1,750
		23,444
	Transportation - 1.9%
42	United Parcel Service, Inc. Class B	2,900

	Total common stocks
	(cost $135,156)	$146,825

	Total long-term investments
	(cost $135,156)	$146,825

SHORT-TERM INVESTMENTS - 2.0%
	Repurchase Agreements - 2.0%
	Bank of America Merrill Lynch TriParty Joint Repurchase Agreement (maturing on 08/01/2011 in the amount of $74, collateralized by FHLMC 4.50%, 2040, FNMA 3.12% - 6.00%, 2019 - 2047, value of $75)
$74	0.18%, 7/29/2011	$74
	Barclays Capital TriParty Joint Repurchase Agreement (maturing on 08/01/2011 in the amount of $131, collateralized by FHLMC 0.14%, 2013, value of $134)
131	0.18%, 7/29/2011	131

1

The Hartford Fundamental Growth Fund
Schedule of Investments ― (continued)
July 31, 2011 (Unaudited)
(000’s Omitted)

Shares or Principal Amount			Market Value ╪
SHORT-TERM INVESTMENTS - 2.0% - (continued)
	Repurchase Agreements - 2.0% - (continued)

BNP Paribas Securities Corp. TriParty Joint
Repurchase Agreement (maturing on
08/01/2011 in the amount of $741,
collateralized by FHLMC 3.50% - 6.00%,
2022 - 2041, FNMA 3.50% - 6.00%, 2019 -
2047, value of $755)

$740	0.20%, 7/29/2011		$740
	Deutsche Bank Securities TriParty Joint Repurchase Agreement (maturing on 08/01/2011 in the amount of $1,888, collateralized by GNMA 3.30% - 7.00%, 2026 - 2051, value of $1,925)
1,888	0.20%, 7/29/2011		1,888
	UBS Securities, Inc. Joint Repurchase Agreement (maturing on 08/01/2011 in the amount of $6, collateralized by U.S. Treasury Bill 1.13%, 2011, value of $6)
6	0.14%, 7/29/2011		6
	UBS Securities, Inc. TriParty Joint Repurchase Agreement (maturing on 08/01/2011 in the amount of $153, collateralized by FHLMC 4.00%, 2025, value of $156)
153	0.20%, 7/29/2011		153
			2,992
	Total short-term investments
	(cost $2,992)		$2,992

	Total investments
	(cost $138,148) ▲	100.0%	$149,817
	Other assets and liabilities	–%	43
	Total net assets	100.0%	$149,860

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 8.9% of total net assets at July 31, 2011.

Prices of foreign equities that are principally traded on certain foreign markets may be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

▲	At July 31, 2011, the cost of securities for federal income tax purposes was $140,219 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$19,115
Unrealized Depreciation	(9,517)
Net Unrealized Appreciation	$9,598

†
The aggregate value of securities valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Company's Board of Directors at July 31, 2011, was $459, which represents 0.31% of total net assets.

2

The Hartford Fundamental Growth Fund
Schedule of Investments ― (continued)
July 31, 2011 (Unaudited)
(000’s Omitted)

•	Currently non-income producing.

⌂
The following securities are considered illiquid.  Illiquid securities are often purchased in private placement transactions, are often not registered under the Securities Act of 1933 and may have contractual restrictions on resale. A security may also be considered illiquid if the security lacks a readily available market or if its valuation has not changed for a certain period of time.

Period Acquired	Shares/ Par	Security	Cost Basis
04/2011 - 05/2011	49	Longtop Financial Technologies Ltd.	$977

The aggregate value of these securities at July 31, 2011, was $459, which represents 0.31% of total net assets.

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

Investment Valuation Hierarchy Level Summary
July 31, 2011

	Total	Level 1 ♦	Level 2 ♦	Level 3
Assets:
Common Stocks ‡	$146,825	$146,366	$–	$459
Short-Term Investments	2,992	–	2,992	–
Total	$149,817	$146,366	$2,992	$459

♦	For the nine-month period ended July 31, 2011, there were no significant transfer between Level 1 and Level 2.
‡	The Fund has all or primarily all of the equity securities categorized in a particular level. Refer to the Schedule of Investments for further industry breakout.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Balance as of October 31, 2010	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)		Net Amortization	Purchases	Sales	Transfers Into Level 3	Transfers Out of Level 3	Balance as of July 31, 2011
Assets:
Common Stocks	$—	$—	$(518	)*	$—	$977	$—	$—	$—	$459
Total	$—	$—	$(518)		$—	$977	$—	$—	$—	$459

*	Change in unrealized appreciation or depreciation in the current period relating to assets still held at July 31, 2011 was $(518).

3

The Hartford Global All-Asset Fund
Consolidated Schedule of Investments
July 31, 2011 (Unaudited)
(000’s Omitted)

Shares or Principal Amount ╬		Market Value ╪
COMMON STOCKS - 44.7%
	Automobiles & Components - 0.8%
4	Aisin Seiki Co., Ltd.	$157
124	Avichina Industry & Technology	73
6	Bayerische Motoren Werke (BMW) AG	573
13	Bridgestone Corp.	314
87	Byd Co., Ltd.	288
14	Daimler AG	1,009
9	Denso Corp.	324
71	Dongfeng Motor Group Co., Ltd.	140
11	Fiat S.p.A.	106
20	Great Wall Automobile Holdings Co., Ltd.	30
74	Guangzhou Automobile Group Co., Ltd.	89
25	Honda Motor Co., Ltd.	990
22	Isuzu Motors Ltd.	108
3	Michelin (C.G.D.E.) Class B	244
64	Mitsubishi Motors Corp. •	84
38	Nissan Motor Co., Ltd.	404
4	Nokian Rendaat Oyj	171
3	Porsche Automobil Holding SE	202
3	Renault S.A.	170
7	Suzuki Motor Corp.	169
41	Toyota Motor Corp.	1,670
21	Xinyi Glass Holdings Co., Ltd.	17
		7,332
	Banks - 3.2%
22	77 Bank Ltd.	97
395	Agricultural Bank of China	214
77	Akbank T.A.S	333
40	Australia & New Zealand Banking Group Ltd.	914
70	Banco Bilbao Vizcaya Argentaria S.A.	734
303	Banco de Oro Unibank, Inc.	459
15	Banco Popular Espanol	79
125	Banco Santander Central Hispano S.A.	1,315
5	Bancolombia S.A. ADR ‡	334
31	Bank Leumi Le-Israel	142
381	Bank of China Ltd.	176
119	Bank Of Communications Co.	103
32	Bank of East Asia	122
177	Bank of the Philippine Islands	250
24	Bank of Yokohama Ltd.	118
177	Barclays Bank plc	643
15	BNP Paribas	954
81	BOC Hong Kong Holdings Ltd.	241
25	Chiba Bank Ltd.	156
92	China CITIC Bank	56
338	China Construction Bank	272
18	China Merchants Bank Co., Ltd.	42
77	China Minsheng Banking	68
11	Commerzbank AG	40
24	Commonwealth Bank of Australia	1,305
17	Credit Agricole S.A.	211
11	Danske Bank	206
31	DBS Group Holdings Ltd.	394
18	DNB Nor ASA	261
3	Erste Group Bank AG	165
16	Hang Seng Bank Ltd.	245
259	HSBC Holdings plc	2,529
439	Industrial and Commercial Bank of China	333
166	Intesa Sanpaolo	382
4	KBC Groep N.V.	137
584	Lloyds Banking Group plc •	412
363	Metropolitan Bank and Trust	662
197	Mitsubishi UFJ Financial Group, Inc.	1,003
351	Mizuho Financial Group, Inc.	574
33	National Australia Bank Ltd.	880
25	National Bank of Greece	170
18	Natixis	80
40	Nordea Bank Ab	425
49	Oversea-Chinese Banking Corp., Ltd.	403
29	Resona Holdings, Inc.	144
331	Royal Bank of Scotland Group plc •	192
18	Shizuoka Bank Ltd.	172
23	Skandinaviska Enskilda Banken Ab	175
9	Societe Generale Class A	469
35	Standard Chartered plc	903
22	Sumitomo Mitsui Financial Group, Inc.	677
67	Sumitomo Mitsui Trust Holdings	248
8	Svenska Handelsbanken Ab Class A	261
13	Swedbank Ab	224
156	Turkiye Garanti Bankasi A.S.	685
17	Turkiye Halk Bankasi A.S.	122
90	Turkiye Is Bankasi (Isbank)	256
204	Unicredit S.p.A.	363
21	United Overseas Bank Ltd.	361
58	US Bancorp	1,506
135	Wells Fargo & Co.	3,774
47	Westpac Banking Corp.	1,049
1	Wing Hang Bank Ltd.	7
13	Yapi Ve Kredi Bankasi AS •	31
		30,258
	Capital Goods - 3.6%
5	3M Co.	474
43	ABB Ltd.	1,041
8	Acs Actividades Cons Y Serv	319
7	AGCO Corp. •‡	315
7	Alfa Laval AB	147
1,643	Alliance Global Group, Inc. •	452
3	Alstom RGPT	161
16	Asahi Glass Co., Ltd.	183
6	Assa Abloy Ab	163
9	Atlas Copco AB B Shares	179
55	BAE Systems plc	272
5	Beijing Enterprises Holdings Ltd.	24
5	Boeing Co. ‡	384
3	Bouygues S.A.	129
10	Caterpillar, Inc. ‡	941
13	Changsha Zoomlion Heavy Industry Science and Technology Co., Ltd.	26
53	China Communications Construction Co., Ltd.	45
3	China High Speed Transmission	2
51	China National Materials	37
41	China Railway Construction Corp.	25
84	China Railway Group Ltd.	32
11	Citic Pacific Ltd.	23
9	Compagnie De Saint-Gobain	529

1

The Hartford Global All-Asset Fund
Consolidated Schedule of Investments ― (continued)
July 31, 2011 (Unaudited)
(000’s Omitted)

Shares or Principal Amount ╬		Market Value ╪
COMMON STOCKS - 44.7% - (continued)
	Capital Goods - 3.6% - (continued)
72	CSR Corp. Ltd.	$52
4	Daikin Industries Ltd.	129
78	Danaher Corp. ‡	3,811
6	Deere & Co.	485
17	Dongfang Electric Corp. Ltd.	62
8	Emerson Electric Co.	400
34	Enka Insaat ve Sanayi AS	92
6	European Aeronautic Defence and Space Co. N.V.	214
3	Fanuc Corp.	552
12	Ferrovial S.A.	155
32	Fiat Industrial S.p.A. •	428
1	Flowserve Corp.	104
17	Fraser And Neave Ltd.	87
2	Geberit AG	418
30	General Electric Co.	536
48	Hankyu Hanshin Holdings, Inc.	193
6	Hexagon Ab	132
9	Honeywell International, Inc.	500
46	Hutchison Whampoa Ltd.	536
80	Illinois Tool Works, Inc.	3,984
27	Itochu Corp.	314
3	Jgc Corp.	100
6	JS Group Corp.	152
40	Kawasaki Heavy Industries	146
29	Keppel Corp., Ltd.	268
63	KOC Holding AS	262
23	Komatsu Ltd.	734
3	Kone Oyj Class B	171
22	Koninklijke Philips Electronics N.V.	550
21	Kubota Corp.	189
1	L-3 Communications Holdings, Inc.	72
3	Legrand S.A.	119
3	Leighton Holdings Ltd.	65
1	Lockheed Martin Corp.	68
30	Lonking Holdings Ltd.	15
–	Man AG	15
2	MAN SE	252
32	Marubeni Corp.	240
92	Metallurgical Corp. Of China	34
2	Metso Oyj	113
30	Mitsubishi Corp.	803
36	Mitsubishi Electric Corp.	430
57	Mitsubishi Heavy Industries Ltd.	268
30	Mitsui & Co., Ltd.	556
9	Ngk Insulators Ltd.	157
2	Nidec Corp.	170
79	Noble Group Ltd.	123
–	Precision Castparts Corp.	53
5	Raytheon Co.	225
29	Rolls-Royce Holdings plc	310
4	Safran S.A.	178
26	Sandvik Ab	416
5	Scania Ab	98
1	Schindler Holding AG	139
4	Schneider Electric S.A.	580
101	Shanghai Electric Group Co., Ltd.	53
3	Shanghai Industrial Holdings Ltd.	10
15	Siemens AG	1,864
34	Sinotruk Hong Kong Ltd.	23
9	Skanska Ab Class B	148
6	Skf Ab B Shares	164
25	SM Investments Corp.	326
1	SMC Corp.	230
9	Smiths Group plc	161
25	Sumitomo Corp.	354
17	Sumitomo Electric Industries Ltd.	255
11	Sumitomo Heavy Industries	78
4	The Weir Group plc	149
9	Toyota Tsusho Corp.	165
8	United Technologies Corp.	664
3	Vallourec	335
3	Vestas Wind Systems A/S •	75
10	Vinci S.A.	580
13	Volvo Ab B Shares	206
3	Wartsila Oyj Class B	96
5	Weichai Power Co., Ltd.	29
5	Wolseley plc	160
3	Zhuzhou CSR Times Electric	8
		33,291
	Commercial & Professional Services - 0.2%
6	Adecco S.A.	362
4	Aggreko plc	129
24	Brambles Ltd.	183
11	Capital Group plc	132
70	China Everbright International Ltd.	27
15	Dai Nippon Printing Co., Ltd.	170
15	Experian plc	196
36	Group 4 Securicor plc	164
2	Randstad Holding N.V.	77
4	Secom Co., Ltd.	185
9	Serco Group plc	77
–	SGS S.A.	161
		1,863
	Consumer Durables & Apparel - 1.5%
3	Adidas-Salomon AG	199
45	Anta Sports Products Ltd.	68
19	Arcelik A.S.	85
116	Bosideng International Holdings Ltd.	34
122	Burberry Group plc	2,991
99	China Dongxiang Group Co.	23
1	Christian Dior	184
7	CIE Financiere Richemont S.A.	473
50	Coach, Inc. ‡	3,215
3	Electrolux Ab Series B	63
21	Li Ning Co., Ltd.	26
67	Lululemon Athletica, Inc. •	4,051
4	LVMH Moet Hennessy Louis Vuitton S.A.	642
7	Nikon Corp.	157
37	Panasonic Corp.	438
12	Sekisui House Ltd.	118
20	Sharp Corp.	182
17	Sony Corp.	414
1	Swatch Group AG	313
15	Techtronic Industries Co., Ltd.	16
		13,692
	Consumer Services - 0.2%
3	Accor S.A.	129
3	Carnival plc	116

2

The Hartford Global All-Asset Fund
Consolidated Schedule of Investments ― (continued)
July 31, 2011 (Unaudited)
(000’s Omitted)

Shares or Principal Amount ╬		Market Value ╪
COMMON STOCKS - 44.7% - (continued)
	Consumer Services - 0.2% - (continued)
31	Compass Group plc	$289
1	Ctrip.com International Ltd. ADR •‡	44
18	Echo Entertainment Group Ltd. •	78
22	Galaxy Entertainment Group Ltd. •	58
97	Genting Singapore plc •	152
6	Intercontinental Hotels Group	121
87	Jollibee Foods Corp.	180
14	Melco PBL Entertainment Ltd. ADR •	212
–	New Oriental Education & Technology Group, Inc. ADR •	36
5	Opap S.A.	82
57	Sands China Ltd. •§	171
84	SJM Holdings Ltd.	211
2	Sodexo	169
18	TABCORP Holdings Ltd.	62
		2,110
	Diversified Financials - 2.7%
3	Asx Ltd.	92
33	Ayala Corp.	255
189	Bank of America Corp. ‡	1,834
22	BlackRock, Inc. ‡	3,852
3	China Everbright Ltd.	5
18	Credit Suisse Group AG	631
52	Daiwa Securities Group, Inc.	227
14	Deutsche Bank AG	789
3	Deutsche Boerse AG •	258
27	Goldman Sachs Group, Inc.	3,627
2	Groupe Bruxelles Lambert S.A.	138
13	Grupo de Inversiones Suramericana	269
67	Haci Omer Sabanci Holding AS	262
47	Hong Kong Exchanges & Clearing Ltd.	961
61	ING Groep N.V. •	650
10	Investor AB Class B	228
138	JP Morgan Chase & Co.	5,595
4	Julius Baer Group Ltd.	183
5	Kinnevik Investment AB	117
7	Macquarie Group Ltd.	204
23	Man Group plc	83
61	Nomura Holdings, Inc.	296
2	ORIX Corp.	175
18	Singapore Exchange Ltd.	110
55	UBS AG	903
188	UBS AG ADR •	3,094
		24,838
	Energy - 5.4%
33	Apache Corp. ‡	4,109
50	BG Group plc	1,186
280	BP plc	2,114
26	Cairn Energy plc •	158
123	Canadian Natural Resources Ltd. ADR ‡	4,974
69	China Coal Energy Co.	99
25	China Oilfield Services Ltd.	43
266	China Petroleum & Chemical Corp. Class H	264
64	China Shenhua Energy Co., Ltd.	319
135	CNOOC Ltd.	300
5	Compagnie Generale de Geophysique-Veritas •	157
36	Consol Energy, Inc. ‡	1,935
6	Ecopetrol S.A. ADR	234
40	Eni S.p.A.	869
86	EOG Resources, Inc.	8,762
28	Exxon Mobil Corp.	2,258
–	Inpex Corp.	318
33	JX Holdings, Inc.	239
44	Kunlun Energy Co., Ltd.	74
120	Mongolia Energy Corp., Ltd. •	15
109	OAO Gazprom Class S ADR	1,571
40	Occidental Petroleum Corp. ‡	3,938
2	OMV AG	90
17	Origin Energy Ltd.	268
9	Pacific Rubiales Energy Corp.	246
314	PetroChina Co., Ltd.	448
4	Petrofac Ltd.	102
13	Repsol YPF S.A.	396
53	Royal Dutch Shell plc	1,941
40	Royal Dutch Shell plc B Shares	1,471
5	Saipem S.p.A.	278
14	Santos Ltd.	193
53	Schlumberger Ltd. ╦	4,790
3	Seadrill Ltd.	122
18	Statoil ASA	434
6	Subsea 7 S.A.	156
2	Technip S.A.	191
7	Tenaris S.A.	155
32	Total S.A.	1,715
5	Transocean Ltd.	317
14	Tullow Oil plc	281
10	Tupras-Turkiye Petrol Rafinerileri A.S.	250
28	Whiting Petroleum Corp. •	1,658
10	Woodside Petroleum Ltd.	402
4	Worleyparsons Ltd.	109
19	Yanzhou Coal Mining Co., Ltd.	75
		50,024
	Food & Staples Retailing - 0.5%
14	AEON Co., Ltd.	182
21	Almacenes Exito S.A.	282
3	Bim Birlesik Magazalar AS	98
10	Carrefour S.A.	297
19	China Resources Enterprise	81
2	Delhaize-Le Lion S.A.	113
10	Distribuidora Internacional De Alimentacion S.A. •	43
30	J. Sainsbury plc	149
20	Koninklijke Ahold N.V.	264
2	Metro AG	120
13	Seven & I Holdings Co., Ltd.	361
124	Tesco plc	778
17	Wesfarmers Ltd.	550
31	Wm Morrison Supermarkets	149
21	Woolworths Ltd.	627
57	Wumart Stores, Inc.	142
		4,236
	Food, Beverage & Tobacco - 2.5%
13	Ajinomoto Co., Inc.	158
11	Anheuser-Busch InBev N.V.	635
26	Archer Daniels Midland Co. ‡	789
9	Asahi Group Holdings Ltd.	193
4	Asian Bamboo AG	146

3

The Hartford Global All-Asset Fund
Consolidated Schedule of Investments ― (continued)
July 31, 2011 (Unaudited)
(000’s Omitted)

Shares or Principal Amount ╬		Market Value ╪
COMMON STOCKS - 44.7% - (continued)
	Food, Beverage & Tobacco - 2.5% - (continued)
346	Asian Citrus Holdings Ltd.	$300
30	British American Tobacco plc	1,374
2	Carlsberg A/S Class B	216
101	Chaoda Modern Agriculture	40
759	China Agri-Industries Holdings	855
95	China Foods Ltd.	83
206	China Green Holdings Ltd.	114
29	China Mengniu Dairy Co.	102
335	China Modern Dairy Holdings Ltd. •	102
63	China Yurun Food Group Ltd.	199
8	Coca-Cola Amatil Ltd.	105
3	Coca-Cola Hellenic Bottling	84
1	Coca-Cola Icecek	14
39	Cosan Ltd.	487
34	Cosan S.A. Industria E Comercio	516
38	Diageo Capital plc	780
256	First Resources Ltd.	300
30	Foster's Group Ltd.	168
6	General Mills, Inc.	212
24	GrainCorp Ltd.	209
9	Groupe Danone	674
5	Heineken N.V.	274
15	Imperial Tobacco Group plc	511
–	Japan Tobacco, Inc.	313
43	JBS S.A. •	128
3	Kerry Group plc Class A	113
13	Kirin Brewery Co., Ltd.	196
61	Nestle S.A.	3,880
46	Parmalat S.p.A.	121
65	PepsiCo, Inc.	4,161
25	Perdigao S.A.	465
3	Pernod-Ricard	307
14	SABMiller plc	530
24	Smithfield Foods, Inc. •	539
4	Swedish Match Ab	134
59	Tingyi Holding Corp.	182
10	Treasury Wine Estates Ltd. •	38
9	Tsingtao Brewery Co., Ltd.	58
29	Tyson Foods, Inc. Class A	517
24	Unilever N.V. CVA	780
20	Unilever plc	637
49	Uni-President China Holdings	30
154	Want Want China Holdings Ltd.	137
192	Wilmar International Ltd.	941
		23,847
	Health Care Equipment & Services - 0.2%
4	Cie Generale d'Optique Essilor International S.A.	298
4	Fresenius Medical Care AG & Co.	271
2	Fresenius SE & Co. KGaA	210
6	Getinge AB Class B	167
5	Mindray Medical International Ltd.	133
5	Olympus Corp.	179
150	Shandong Weigao Group Medical Polymer Co., Ltd.	205
74	Sinopharm Medicine Holding Co., Ltd.	214
14	Smith & Nephew plc	152
1	Synthes, Inc.	204
2	Terumo Corp.	113
		2,146
	Household & Personal Products - 0.2%
1	Beiersdorf AG	93
13	Hengan International Group Co., Ltd.	115
5	Henkel AG & Co. KGaA	287
11	Kao Corp.	307
4	L'Oreal S.A.	428
9	Reckitt Benckiser Group plc	497
11	Shiseido Co., Ltd.	217
2	Uni-Charm Corp.	68
		2,012
	Insurance - 0.9%
33	Aegon N.V. •	191
60	Ageas	124
129	AIA Group Ltd. •	474
7	Allianz SE	922
58	Amp Ltd.	288
22	Assicurazioni Generali	417
44	Aviva plc	286
25	AXA S.A.	471
2	Baloise Holding AG	163
45	China Life Insurance Co., Ltd.	151
1	China Pacific Insurance	3
10	China Taiping Insurance •	23
–	Dai-ichi Life Insurance Co., Ltd.	214
49	Insurance Australia Group	175
108	Legal & General Group plc	198
9	MS & AD Insurance Group Holdings	227
3	Muenchener Rueckversicherungs NPV	434
32	NKSJ Holdings, Inc.	209
105	Old Mutual plc	219
6	PICC Property and Casualty Co., Ltd. •	10
23	Ping An Insurance (Group) Co.	220
42	Prudential plc	474
17	QBE Insurance Group Ltd.	297
28	Resolution Ltd.	127
81	RSA Insurance Group plc	175
7	Sampo Oyj Class A	211
52	Standard Life plc	167
29	Suncorp-Metway Ltd.	232
11	Swiss Re Ltd.	634
7	T&D Holdings, Inc.	173
13	Tokio Marine Holdings, Inc.	398
2	Zurich Financial Services AG	531
		8,838
	Materials - 7.0%
12	Agrium, Inc.	1,008
5	Air Liquide	647
4	Akzo Nobel N.V.	232
60	Alumina Ltd.	143
86	Aluminum Corp. of China Ltd.	74
16	Amcor Ltd.	122
44	Angang Steel Co., Ltd.	45
28	Anglo American plc	1,333
59	AngloGold Ltd. ADR ‡	2,472
30	Anhui Conch Cement Co., Ltd.	140
16	Antofagasta	367
23	ArcelorMittal	717

4

The Hartford Global All-Asset Fund
Consolidated Schedule of Investments ― (continued)
July 31, 2011 (Unaudited)
(000’s Omitted)

Shares or Principal Amount ╬		Market Value ╪
COMMON STOCKS - 44.7% - (continued)
	Materials - 7.0% - (continued)
32	Asahi Kasei Corp.	$225
55	Barrick Gold Corp. ‡	2,605
14	BASF SE	1,256
61	BBMG Corp.	88
49	BHP Billiton Ltd.	2,245
55	BHP Billiton plc	2,041
7	Boliden Ab	115
26	Cementos Argos S.A.	160
8	CF Industries Holdings, Inc. ‡	1,269
441	China Bluechemical Ltd.	343
71	China Molybdenum Co., Ltd.	55
58	China National Building Material Co., Ltd.	117
39	China Shanshui Cement Group	47
49	China Zhongwang Holdings Ltd.	23
14	CRH plc	265
77	Eregli Demir ve Celik Fabrikalari T.A.S.	182
15	Eurasian Natural Resources Corp.	185
6	Evraz Group S.A. •§	187
2	First Quantum Minerals Ltd.	223
23	Fletcher Building Ltd.	166
23	Fortescue Metals Group Ltd.	158
79	Fosun International	64
55	Freeport-McMoRan Copper & Gold, Inc.	2,897
–	Givaudan	192
512	Glencore International plc •	3,998
59	Goldcorp, Inc.	2,798
71	Grupo Mexico SAB de CV	263
2	HeidelbergCement AG	124
50	Hidili Industry International Development	37
4	Holcim Ltd.	279
51	Huabao International Holdings Ltd.	43
30	IAMGOLD Corp.	594
281	Incitec Pivot Ltd.	1,218
5	Intrepid Potash, Inc. •	152
15	Inversiones Argos S.A.	156
40	Israel Chemicals Ltd.	681
45	Ivanhoe Mines Ltd. •	1,181
9	JFE Holdings, Inc.	248
41	Jiangxi Copper Co., Ltd.	143
5	Johnson Matthey plc	168
5	JSR Corp.	93
8	JSW Steel Ltd.	141
19	K+S AG	1,493
9	Kazakmys plc	190
3	KGHM Polska Miedz S.A.	199
163	Kinross Gold Corp.	2,663
66	Kobe Steel Ltd.	145
3	Koninklijke DSM N.V.	172
13	Kuraray Co., Ltd.	189
4	Lafarge S.A.	190
2	Lanxess	131
77	Lee & Man Paper	39
2	Linde AG	427
845	Lynas Corp., Ltd. •	1,982
91	Maanshan Iron & Steel	39
12	Mining and Metallurgical Co. Norilsk Nickel ADR	328
32	Minmetals Resource •	22
26	Mitsubishi Chemical Holdings	199
21	Monsanto Co.	1,563
20	Mosaic Co.	1,411
13	Newcrest Mining Ltd.	567
53	Newmont Mining Corp.	2,953
45	Nine Dragons Paper Holdings	38
91	Nippon Steel Corp.	306
3	Nitto Denko Corp.	148
18	Norsk Hydro ASA	132
5	Novolipet Steel §	190
1	Novozymes A/S Class B	175
7	Orica Ltd.	195
57	Potash Corp. of Saskatchewan, Inc.	3,317
1	Rangold Resources Ltd.	120
7	Rio Tinto Ltd.	604
31	Rio Tinto plc	2,155
8	Shin-Etsu Chemical Co., Ltd.	420
82	Shougang Fushan Resources Group Ltd.	46
396	Sinofert Holdings Ltd.	150
141	Sinopec Shanghai Petrochemical Co., Ltd.	59
50	Sinopec Yizheng Chemical Fibro Co., Ltd.	16
1	Solvay S.A.	212
7	Southern Copper Corp.	251
13	Sterlite Industries Ltd.	185
11	Stora Enso Oyj Class R	97
42	Sumitomo Chemical Co., Ltd.	213
56	Sumitomo Metal Industries	133
25	Sumitomo Metal Mining Co., Ltd.	445
11	Svenska Cellulosa Ab B Shares	164
3	Syngenta AG	1,059
14	Tata Steel Ltd.	181
5	Teck Cominco Ltd. Class B	251
35	Teijin Ltd.	157
5	ThyssenKrupp AG	219
30	Toray Industries, Inc.	234
2	Umicore	121
9	UPM-Kymmene Oyj	145
9	Uralkali §	434
21	Vale S.A. SP ADR	666
5	Vedanta Resources plc	143
3	Voestalpine AG	135
49	Xstrata plc	1,032
75	Yamana Gold, Inc.	971
2	Yara International ASA	139
50	Zhaojin Mining Industry Co., Ltd.	99
191	Zijin Mining Group Co., Ltd.	103
		65,487
	Media - 0.3%
20	British Sky Broadcasting Group plc	231
5	Dentsu, Inc.	150
12	Elsevier N.V.	165
4	Focus Media Holding Ltd. ADR •	117
2	Lagardere S.C.A.	88
14	Pearson plc	272
3	Publicis Groupe	159
11	Reed Elsevier Capital, Inc.	100
7	SES Global S.A.	183
42	Singapore Press Holdings Ltd.	137
1	Television Broadcasts Ltd.	9
21	Vivendi S.A.	502
7	Wolters Kluwer N.V.	146

5

The Hartford Global All-Asset Fund
Consolidated Schedule of Investments ― (continued)
July 31, 2011 (Unaudited)
(000’s Omitted)

Shares or Principal Amount ╬		Market Value ╪
COMMON STOCKS - 44.7% - (continued)
	Media - 0.3% - (continued)
26	WPP plc	$292
		2,551
	Pharmaceuticals, Biotechnology & Life Sciences - 3.6%
2	Actelion Ltd.	115
95	Agilent Technologies, Inc. •‡	3,991
55	Alexion Pharmaceuticals, Inc. •‡	3,104
7	Astellas Pharma, Inc.	269
21	AstraZeneca plc	1,036
13	Bayer AG	1,027
78	Celgene Corp. •‡	4,641
9	CSL Ltd.	295
15	Daiichi Sankyo Co., Ltd.	317
6	Eisai Co., Ltd.	233
115	Gilead Sciences, Inc. •	4,872
78	GlaxoSmithKline plc	1,743
1	Merck KGaA	104
32	Novartis AG	1,938
7	Novo Nordisk A/S	811
6	Otsuka Holdings Co., Ltd.	175
10	Roche Holding AG	1,871
16	Sanofi-Aventis S.A.	1,260
9	Shionogi & Co., Ltd.	155
9	Shire plc	329
11	Takeda Pharmaceutical Co., Ltd.	536
15	Teva Pharmaceutical Industries Ltd.	711
4	Tsumura & Co.	137
68	Vertex Pharmaceuticals, Inc. •	3,550
		33,220
	Real Estate - 0.8%
20	Agile Property Holdings Ltd.	32
1,352	Ayala Land, Inc.	540
21	British Land Co. plc	198
74	Capitaland Ltd.	178
64	Champion REIT	35
24	Cheung Kong Holdings Ltd.	360
19	China Overseas Land & Investment Ltd.	43
15	China Resources Land Ltd.	30
18	City Developments Ltd.	154
99	Country Garden Holdings Co.	51
2	Daito Trust Construction Co., Ltd.	195
13	Daiwa House Industry Co., Ltd.	172
90	Franshion Properties	25
35	GPT Group	117
22	Greentown China Holdings	20
20	Guangzhou R&F Properties	26
17	Hammerson plc	128
13	Hang Lung Group Ltd.	76
176	Hang Lung Properties Ltd.	650
19	Henderson Land Development Co., Ltd.	118
1	Hopewell Holdings	4
2	Hopson Development Holdings Ltd.	2
1	Hysan Development Co., Ltd.	5
35	Immofinanz AG •	134
–	Japan Real Estate Investment Trust	100
18	KWG Property Holding Ltd.	12
14	Land Securities Group plc	197
72	Link REIT	252
21	Mitsubishi Estate Co., Ltd.	374
17	Mitsui Fudosan Co., Ltd.	324
87	New World China Land Ltd.	31
10	New World Development Co., Ltd.	14
–	Nippon Building Fund, Inc.	102
31	Poly Hong Kong Investments	23
144	Renhe Commercial Holdings	29
21	Shimao Property Holdings Ltd.	28
56	Shui On Land Ltd.	25
65	Sino Land Co., Ltd.	110
41	Sino-Ocean Land Holdings Ltd.	23
911	SM Prime Holdings, Inc.	249
53	Soho China Ltd.	48
42	Stockland	141
11	Sumitomo Realty & Development Co., Ltd.	260
24	Sun Hung Kai Properties Ltd.	360
15	Swire Pacific Ltd.	218
2	Unibail-Rodamco SE	335
96	United Energy Group Ltd. •	13
34	Westfield Group	295
54	Westfield Retail Trust	146
5	Weyerhaeuser Co.	100
37	Wharf Holdings Ltd.	273
4	Wheelock & Co., Ltd.	19
59	Yuexiu Property Co., Ltd.	11
		7,405
	Retailing - 1.6%
53	Abercrombie & Fitch Co. Class A ‡	3,864
19	Amazon.com, Inc. •‡	4,268
62	Belle International Holdings Ltd.	136
37	Esprit Holdings Ltd.	109
1	Fast Retailing Co., Ltd.	235
42	Golden Eagle Retail Group Ltd.	104
186	GOME Electrical Appliances Holdings Ltd.	88
15	Hennes & Mauritz Ab	517
4	Industria de Diseno Textil S.A.	343
8	Isetan Mitsukoshi Holdings Ltd.	80
40	Kingfisher plc	167
96	Li & Fung Ltd.	160
25	Marks & Spencer Group plc	140
5	Next plc	186
19	Ontime Department Store	32
370	Parkson Retail Group Ltd.	520
1	Pinault-Printemps-Redoute S.A.	266
–	Rakuten, Inc.	172
101	Urban Outfitters, Inc. •	3,296
2	Yamada Denki Co., Ltd.	145
		14,828
	Semiconductors & Semiconductor Equipment - 0.9%
12	Advanced Semiconductor Engineering, Inc. •	13
21	Arm Holdings plc	203
82	ASM Pacific Technology	895
8	ASML Holding N.V.	270
130	Broadcom Corp. Class A ‡	4,835
14	Infineon Technologies AG	136
28	Inotera Memories, Inc.	8
4	JA Solar Holdings Co. Ltd. ADR •	17
9	MediaTek, Inc.	77
30	Nanya Technology Corp. •	7
1	Powertech Technology, Inc.	4
2	Rohm Co., Ltd.	116

6

The Hartford Global All-Asset Fund
Consolidated Schedule of Investments ― (continued)
July 31, 2011 (Unaudited)
(000’s Omitted)

Shares or Principal Amount ╬		Market Value ╪
COMMON STOCKS - 44.7% - (continued)
	Semiconductors & Semiconductor Equipment - 0.9% - (continued)
1	Samsung Electronics Co., Ltd.	$866
408	Semiconductor Manufacturing •	24
11	Siliconware Precision Industries	11
12	STMicroelectronics N.V.	98
2	Suntech Power Holdings Co., Ltd. ADR •	16
370	Taiwan Semiconductor Manufacturing Co., Ltd.	919
4	Tokyo Electron Ltd.	193
2	Trina Solar Ltd. ADR •	28
31	United Microelectronics Corp.	14
		8,750
	Software & Services - 2.1%
95	Adobe Systems, Inc. •‡	2,641
168	Alibaba.com Ltd.	234
5	Autonomy Corp. plc •	142
18	Baidu, Inc. ADR •‡	2,790
3	Capital Gemini S.A.	147
8	Computershare Ltd.	75
51	eBay, Inc. •	1,683
7	Google, Inc. •	4,446
9	Infosys Technologies Ltd. ADR	541
1	Longtop Financial Technologies Ltd. ⌂•†	7
1	Netease.com, Inc. •	52
2	Nintendo Co., Ltd.	270
144	Oracle Corp.	4,403
27	Sage Group plc	119
13	SAP AG	841
1	Shanda Interactive Entertainment Ltd. ADR •	32
1	Sina Corp. •	54
10	Sohu.com, Inc. •	870
25	Tencent Holdings Ltd.	637
–	Yahoo Japan Corp.	90
		20,074
	Technology Hardware & Equipment - 3.0%
11	AAC Technologies Holdings, Inc.	25
2	Acer, Inc.	3
45	Alcatel S.A. •	181
15	Apple, Inc. •‡	5,764
1	Asustek Computer, Inc.	7
35	AU Optronics Corp.	19
36	BYD Electronic International Co., Ltd.	13
17	Canon, Inc.	817
26	Chimei Innolux Corp.	14
157	Chunghwa Picture Tubes Ltd. •	19
28	Compal Electronics, Inc.	36
191	Corning, Inc. ‡	3,038
236	Delta Electronics, Inc.	837
150	EMC Corp. •	3,907
1	Foxconn Technology Co., Ltd.	5
8	Fuji Photo Film Co., Ltd.	247
30	Fujitsu Ltd.	175
9	High Technology Computer Corp.	279
75	Hitachi Ltd.	460
226	Hon Hai Precision Industry Co., Ltd.	643
10	Hoya Pentax HD Corp.	237
4	Ibiden Co., Ltd.	131
168	Juniper Networks, Inc. •	3,934
1	Keyence Corp.	199
4	Kingboard Chemical Holdings Ltd.	20
6	Konica Minolta Holdings, Inc.	45
3	Kyocera Corp.	290
87	Legend Holdings Ltd.	56
28	Lite-On Technology Corp.	37
3	Murata Manufacturing Co., Ltd.	208
11	Nippon Electric Glass Co., Ltd.	133
63	Nokia Oyj	364
3	Omron Corp.	85
72	Qualcomm, Inc.	3,928
5	Quanta Computer, Inc.	11
13	Ricoh Co., Ltd.	142
2	Synnex Technology International Corp.	6
3	TDK Corp.	158
49	Telefonaktiebolaget LM Ericsson	612
76	Toshiba Corp.	395
3	Wistron Corp. •	5
181	ZTE Corp.	566
		28,051
	Telecommunication Services - 1.3%
46	Bezeq Israeli Telecommunication Corp., Ltd.	111
113	BT Group plc	373
187	China Communications Services Corp., Ltd.	94
33	China Mobile Ltd.	327
628	China Telecom Corp., Ltd.	411
198	China Unicom Ltd.	395
47	Deutsche Telekom AG	728
31	France Telecom S.A.	652
2	Globe Telecom, Inc.	44
–	KDDI Corp.	305
28	Koninklijke (Royal) KPN N.V.	397
1	Millicom International Cellular SDR	99
1	Nippon Telegraph & Telephone Corp.	64
–	NTT DoCoMo, Inc.	387
344	PCCW Ltd.	150
8	Philippine Long Distance Telephone Co.	468
9	Philippine Long Distance Telephone Co. ADR	484
7	Portugal Telecom S.G.P.S. S.A. (with rights)	63
147	Singapore Telecommunications Ltd.	410
12	Softbank Corp.	470
5	Tele2 Ab B Shares	113
224	Telecom Italia S.p.A.	266
62	Telefonica S.A.	1,384
6	Telekom Austria AG	73
12	Telenor ASA	193
36	Telia Ab	276
66	Telstra Corp., Ltd.	217
52	Turk Telekomunikasyon AS	221
27	Turkcell Iletisim Hizmetleri A.S. ADR	340
787	Vodafone Group plc	2,206
		11,721
	Transportation - 1.1%
–	A.P. Moller-Maersk A/S	148
5	Abertis Infraestructuras S.A.	97
2	Aeroports de Paris	189
62	Air China Ltd.	65
124	Asciano Group	227
7	Atlantia S.p.A.	131

7

The Hartford Global All-Asset Fund
Consolidated Schedule of Investments ― (continued)
July 31, 2011 (Unaudited)
(000’s Omitted)

Shares or Principal Amount ╬			Market Value ╪
COMMON STOCKS - 44.7% - (continued)
		Transportation - 1.1% - (continued)
	73	Beijing Capital International Airport Co., Ltd.	$34
	22	Cathay Pacific Airways Ltd.	52
	–	Central Japan Railway Co.	284
	98	China Eastern Airlines Co. •	49
	9	China Merchants Holdings International Co., Ltd.	31
	108	China Shipping Container •	31
	6	China Shipping Development	4
	98	China Southern Airline •	64
	52	Cosco Holdings Co., Ltd.	37
	18	Cosco Pacific Ltd.	29
	22	CSX Corp. ‡	531
	17	Deutsche Lufthansa AG	348
	27	Deutsche Post AG	481
	6	DSV A/S	129
	6	East Japan Railway Co.	368
	41	FedEx Corp.	3,598
	10	Groupe Eurotunnel S.A.	103
	90	Guangshen Railway Co., Ltd. Class H	35
	1	Hutchinson Port Holdings Trust •	1
	24	Jiangsu Express Co., Ltd.	24
	25	Keikyu Corp.	196
	32	Keio Corp.	195
	1	Kuehne & Nagel International AG	134
	28	Mitsui O.S.K. Lines Ltd.	149
	22	MTR Corp., Ltd.	74
	48	Nippon Yusen	176
	9	PostNL	70
	44	QR National Ltd. •	162
	15	Singapore Airlines Ltd.	173
	72	Sinotrans Shipping Ltd.	20
	5	TNT Express N.V. •	55
	29	Tokyu Corp.	130
	21	Transurban Group	116
	114	Turk Hava Yollari Anonim Ortakligi •	212
	7	Union Pacific Corp.	727
	9	United Parcel Service, Inc. Class B	594
	4	West Japan Railway Co.	183
	6	Yamato Holdings Co., Ltd.	106
	9	Zhejiang Expressway Co., Ltd.	6
			10,568
		Utilities - 1.1%
	458	Aboitiz Power Corp.	353
	12	AGL Energy Ltd.	188
	80	Centrica plc	402
	94	China Longyuan Power Group Corp.	81
	54	China Resources Power Holdings Co., Ltd.	105
	12	Chubu Electric Power Co., Inc.	212
	59	CLP Holdings Ltd.	544
	199	Datang International Power	65
	28	E.On AG	778
	43	Electricidade de Portugal S.A.	149
	5	Electricite de France	197
	109	Enel S.p.A.	629
	3,020	Energy Development Corp.	487
	18	ENN Energy Holdings Ltd.	60
	9	Fortum Corp.	243
	8	Gas Natural SDG S.A.	165
	20	Gaz de France	650
	145	Guangdong Investment Ltd.	78
	143	Hong Kong & China Gas	349
	145	Huaneng Power International, Inc.	71
	64	Iberdrola S.A.	517
	23	Interconexion Electrica S.A.	158
	28	International Power plc	141
	15	Kansai Electric Power Co., Inc.	257
	16	Kyushu Electric Power Co., Inc.	257
	54	Manila Electric Co.	357
	54	National Grid plc	529
	37	Osaka Gas Co., Ltd.	145
	54	Power Assets Holdings Ltd.	450
	3	Red Electrica Corporacion S.A.	174
	3	RWE AG	155
	17	Scottish & Southern Energy	373
	19	Snam Rete Gas S.p.A.	109
	–	Suez Environment S.A.	3
	15	Tohoku Electric Power Co., Inc.	190
	19	Tokyo Electric Power Co., Inc.	103
	48	Tokyo Gas Co., Ltd.	228
	18	United Utilities Group plc	176
	9	Veolia Environment S.A.	195
			10,323
		Total common stocks
		(cost $419,233)	$417,465

PREFERRED STOCKS - 0.1%
		Automobiles & Components - 0.1%
	3	Volkswagen AG N.V.	$522

		Total preferred stocks
		(cost $417)	$522

EXCHANGE TRADED FUNDS - 6.8%
		Other Investment Pools and Funds - 6.8%
	44	Consumer Discretionary Select Sector SPDR Fund	$1,747
	388	Health Care Select Sector SPDR Fund	13,255
	59	iShares FTSE/Xinhua China 25 Index Fund	2,481
	595	iShares MSCI Canada Index Fund	18,402
	69	iShares MSCI Chile Investable Market Index Fund	4,817
	294	iShares MSCI Japan	3,144
	181	iShares MSCI South Korea Index Fund	11,865
	32	Market Vectors Gold Miners	1,797
	158	SPDR Barclays Capital Convertible Securities	6,388

		Total exchange traded funds
		(cost $64,274)	$63,896

FOREIGN BONDS - 2.0%
		Foreign Governments - 2.0%
		Argentina (Republic of)
ARS	20,441	5.83%, 12/31/2033 ж	3,513
		Mexican Udibonos
MXN	56,015	4.50%, 11/22/2035 Δж	5,506

8

The Hartford Global All-Asset Fund
Consolidated Schedule of Investments ― (continued)
July 31, 2011 (Unaudited)
(000’s Omitted)

Shares or Principal Amount ╬				Market Value ╪
FOREIGN BONDS - 2.0% - (continued)
		Foreign Governments - 2.0% - (continued)
		Swedish Government
SEK	28,615	3.50%, 12/01/2028 ж		$6,161
SEK	16,546	4.00%, 12/01/2020 ж		3,294
				18,474
		Total foreign bonds
		(cost $18,030)		$18,474

U.S. GOVERNMENT AGENCIES - 8.3%
		Federal National Mortgage Association - 6.1%
	$16,000	4.50%, 08/01/2041 ☼		$16,700
	15,500	5.00%, 08/01/2041 ☼		16,541
	12,300	5.50%, 08/01/2041 ☼		13,328
	9,500	6.00%, 09/15/2038 ☼		10,423
				56,992
		Government National Mortgage Association - 2.2%
	10,700	4.00%, 08/15/2039 ☼		11,061
	8,500	5.50%, 08/15/2039 ☼		9,402
				20,463
		Total U.S. government agencies
		(cost $76,860)		$77,455

U.S. GOVERNMENT SECURITIES - 0.3%
		U.S. Treasury Securities - 0.3%
		U.S. Treasury Bonds - 0.3%
	$2,375	1.75%, 01/15/2028 ◄‡		$2,872

		Total U.S. government securities
		(cost $2,542)		$2,872

		Total long-term investments (cost $581,356)		$580,684

SHORT-TERM INVESTMENTS - 44.0%
		Repurchase Agreements - 44.0%

Bank of America Merrill Lynch TriParty Joint
Repurchase Agreement (maturing on
08/01/2011 in the amount of $10,131,
collateralized by FHLMC 4.50%, 2040,
FNMA 3.12% - 6.00%, 2019 - 2047,
value of $10,333)

	$10,131	0.18%, 7/29/2011		$10,131
		Barclays Capital TriParty Joint Repurchase Agreement (maturing on 08/01/2011 in the amount of $18,041, collateralized by FHLMC 0.14%, 2013, value of $18,402)
	18,041	0.18%, 7/29/2011		18,041

BNP Paribas Securities Corp. TriParty Joint
Repurchase Agreement (maturing on
08/01/2011 in the amount of $101,865,
collateralized by FHLMC 3.50% - 6.00%,
2022 - 2041, FNMA 3.50% - 6.00%, 2019
- 2047, value of $103,900)

	101,863	0.20%, 7/29/2011		101,863
		Deutsche Bank Securities TriParty Joint Repurchase Agreement (maturing on 08/01/2011 in the amount of $259,657, collateralized by GNMA 3.30% - 7.00%, 2026 - 2051, value of $264,846)
	259,653	0.20%, 7/29/2011		259,653
		UBS Securities, Inc. Joint Repurchase Agreement (maturing on 08/01/2011 in the amount of $800, collateralized by U.S. Treasury Bill 1.13%, 2011, value of $815)
	800	0.14%, 7/29/2011		800
		UBS Securities, Inc. TriParty Joint Repurchase Agreement (maturing on 08/01/2011 in the amount of $21,095, collateralized by FHLMC 4.00%, 2025, value of $21,516)
	21,094	0.20%, 7/29/2011		21,094
				411,582
		Total short-term investments
		(cost $411,582)		$411,582

		Total investments
		(cost $992,938) ▲	106.2%	$992,266
		Other assets and liabilities	(6.2)%	(57,690)
		Total net assets	100.0%	$934,576

9

The Hartford Global All-Asset Fund
Consolidated Schedule of Investments ― (continued)
July 31, 2011 (Unaudited)
(000’s Omitted)

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 30.0% of total net assets at July 31, 2011.

Prices of foreign equities that are principally traded on certain foreign markets may be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

The consolidated schedule of investments includes investments held by The Hartford Cayman Global All-Asset Fund, Ltd. (the “Subsidiary”), a wholly owned subsidiary of the Fund, which primarily invests in commodity-related instruments. The Fund may invest up to 25% of its total net assets in the Subsidiary. As of July 31, 2011, the Fund invested 1.0% of its total net assets in the Subsidiary.

▲	At July 31, 2011, the cost of securities for federal income tax purposes was $993,089 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$20,927
Unrealized Depreciation	(21,750)
Net Unrealized Depreciation	$(823)

†
The aggregate value of securities valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Company's Board of Directors at July 31, 2011, was $7, which rounds to zero percent of total net assets. This amount excludes securities that are principally traded in certain foreign markets and whose prices are adjusted pursuant to a third party pricing service methodology approved by the Board of Directors.

•	Currently non-income producing.

Δ	Variable rate securities; the rate reported is the coupon rate in effect at July 31, 2011.

◄
U.S. Treasury inflation-protected securities (TIPS) are securities in which the principal amount is adjusted for inflation and the semiannual interest payments equal a fixed percentage of the inflation-adjusted principal amount.

ж	Inflation-indexed bonds are securities in which the principal amount is adjusted for inflation and the interest payments equal a fixed percentage of the inflation-adjusted principal amount.

§
These securities were sold to the Fund under Regulation S, rules governing offers and sales made outside the United States without registration under the Securities Act of 1933.  The Fund may only be able to resell these securities in the United States if an exemption from registration under the federal and state securities laws is available, or the Fund may only be able to sell these securities outside of the United States (such as on a foreign exchange) to a non-U.S. person. Unless otherwise indicated, these holdings are determined to be liquid.  At July 31, 2011, the aggregate value of these securities amounted to $982, which represents 0.11% of total net assets.

╬	All principal amounts are in U.S. dollars unless otherwise indicated.

ARS ─ Argentine Peso
MXN ─ Mexican New Peso
SEK ─ Swedish Krona

☼	The cost of securities purchased on a when-issued, delayed delivery or delayed draw basis at July 31, 2011 was $76,860.

‡	This security, or a portion of this security, has been segregated to cover funding requirements on investment transactions settling in the future.

╦	This security, or a portion of this security, has been pledged as collateral in connection with swap contracts.

⌂
The following securities are considered illiquid.  Illiquid securities are often purchased in private placement transactions, are often not registered under the Securities Act of 1933 and may have contractual restrictions on resale. A security may also be considered illiquid if the security lacks a readily available market or if its valuation has not changed for a certain period of time.

Period Acquired	Shares/ Par	Security	Cost Basis
03/2011	1	Longtop Financial Technologies Ltd.	$23

The aggregate value of these securities at July 31, 2011, was $7, which rounds to zero percent of total net assets.

10

The Hartford Global All-Asset Fund
Consolidated Schedule of Investments ― (continued)
July 31, 2011 (Unaudited)
(000’s Omitted)

Futures Contracts Outstanding at July 31, 2011

Description	Number of Contracts*	Position	Expiration Date	Market Value ╪	Notional Amount	Unrealized Appreciation/ (Depreciation)
2 Year U.S. Treasury Note	26	Long	09/30/2011	$5,718	$5,690	$28
5 Year U.S. Treasury Note	77	Long	09/30/2011	9,351	9,121	230
10 Year U.S. Treasury Note	148	Long	09/21/2011	18,602	18,054	548
30 Year Euro Buxl Bond	18	Long	09/08/2011	2,871	2,737	134
Australian 10 Year Bond	37	Long	09/15/2011	4,447	4,316	131
German Stock Exchange	26	Long	09/16/2011	6,707	6,909	(202)
Gold 100oz Commodity	46	Long	12/28/2011	7,504	7,489	15
Kospi 200 Index	16	Long	09/08/2011	2,111	2,085	26
Nikkei 225	39	Long	09/08/2011	2,487	2,403	84
Russell 2000 Mini	21	Long	09/16/2011	1,671	1,630	41
S&P 500 Mini	658	Long	09/16/2011	42,388	42,473	(85)
Topix Index	9	Long	09/08/2011	983	950	33
U.S. Long Bond	118	Short	09/21/2011	15,119	14,614	(505)
U.S. Ultra Long Bond	80	Long	09/21/2011	10,555	10,248	307
						$785

*      The number of contracts does not omit 000's.

Cash of $6,285 was pledged as initial margin deposit for open futures contracts at July 31, 2011.

Foreign Currency Contracts Outstanding at July 31, 2011

Description	Counterparty	Buy / Sell	Market Value ╪	Contract Amount	Delivery Date	Unrealized Appreciation/ (Depreciation)
Australian Dollar	RBS Securities	Sell	$3,262	$3,163	10/19/2011	$(99)
British Pound	Barclay Investments	Buy	9,194	9,020	10/19/2011	174
Canadian Dollar	CS First Boston	Buy	1,276	1,245	09/21/2011	31
Canadian Dollar	RBC Dominion Securities	Sell	2,728	2,660	09/21/2011	(68)
Canadian Dollar	RBC Dominion Securities	Sell	1,761	1,754	10/19/2011	(7)
Canadian Dollar	UBS AG	Sell	1,491	1,490	08/04/2011	(1)
Canadian Dollar	UBS AG	Buy	1,452	1,451	09/21/2011	1
Chinese Renminbi	Citibank	Sell	443	440	07/27/2012	(3)
Chinese Renminbi	Deutsche Bank Securities	Buy	3,063	3,000	03/30/2012	63
Chinese Renminbi	Deutsche Bank Securities	Buy	2,245	2,237	07/27/2012	8
Chinese Renminbi	Deutsche Bank Securities	Sell	324	322	03/30/2012	(2)
Chinese Renminbi	JP Morgan Securities	Sell	354	352	03/30/2012	(2)
Chinese Renminbi	JP Morgan Securities	Sell	410	408	07/27/2012	(2)
Chinese Renminbi	JP Morgan Securities	Buy	19,159	20,467	12/07/2012	(1,308)
Chinese Renminbi	JP Morgan Securities	Buy	916	900	03/30/2012	16
Chinese Renminbi	JP Morgan Securities	Buy	2,957	2,889	07/27/2012	68
Czech Koruna	JP Morgan Securities	Buy	3,135	3,047	10/19/2011	88
Euro	Deutsche Bank Securities	Sell	2,201	2,162	10/19/2011	(39)
Japanese Yen	BNP Paribas Securities	Buy	5,700	5,541	10/19/2011	159
Kazakhstani Tenge	Citibank	Buy	629	633	09/21/2011	(4)
Mexican New Peso	Citibank	Sell	2,499	2,504	10/19/2011	5
New Zealand Dollar	Westpac International	Sell	9,548	9,139	10/19/2011	(409)
Norwegian Krone	Citibank	Buy	6,640	6,433	10/19/2011	207
Norwegian Krone	Goldman Sachs	Buy	6,640	6,432	10/19/2011	208
Republic of Korea Won	Barclay Investments	Buy	8,592	8,530	10/19/2011	62
Republic of Korea Won	JP Morgan Securities	Buy	2,144	2,080	09/09/2011	64
Singapore Dollar	Barclay Investments	Buy	15,197	15,013	10/19/2011	184
Swedish Krona	Deutsche Bank Securities	Sell	9,713	9,910	09/21/2011	197
Swedish Krona	JP Morgan Securities	Buy	5,124	4,945	10/19/2011	179
Swedish Krona	UBS AG	Buy	5,124	4,944	10/19/2011	180
Swiss Franc	Goldman Sachs	Sell	11,978	11,534	10/19/2011	(444)
Turkish New Lira	CS First Boston	Sell	3,493	3,569	10/19/2011	76
						$(418)

11

The Hartford Global All-Asset Fund
Consolidated Schedule of Investments ― (continued)
July 31, 2011 (Unaudited)
(000’s Omitted)

Credit Default Swap Contracts Outstanding at July 31, 2011

Reference Entity	Counterparty *	Notional Amount (a)	Buy/Sell Protection	(Pay)/Receive Fixed Rate	Expiration Date	Cost	Market Value ╪	Unrealized Appreciation/ (Depreciation)
CDX Emerging Markets Index	Barclay Investment, Inc.	$7,575	Sell	5.00%	12/20/15	$932	$919	$(13)
CDX Emerging Markets Index	Barclay Investment, Inc.	17,000	Sell	5.00%	06/20/16	2,397	2,209	(188)
CDX Emerging Markets Index	Morgan Stanley	10,000	Sell	5.00%	12/20/15	1,487	1,213	(274)
CDX North American High Yield Index	Barclay Investment, Inc.	6,025	Sell	5.00%	12/20/15	256	117	(139)
CDX North American High Yield Index	Barclay Investment, Inc.	4,200	Sell	5.00%	06/20/16	116	11	(105)
CDX North American High Yield Index	Goldman Sachs	4,300	Sell	5.00%	06/20/16	89	11	(78)
CDX North American High Yield Index	Morgan Stanley	8,600	Sell	5.00%	06/20/16	237	22	(215)
CMBX Commercial Mortgage Backed Security Index	Barclay Investment, Inc.	3,800	Sell	0.07%	03/15/49	(133)	(221)	(88)
CMBX Commercial Mortgage Backed Security Index	Morgan Stanley	8,250	Sell	0.07%	03/15/49	(260)	(480)	(220)
LCDX North American Loan Index	Goldman Sachs	6,300	Sell	2.50%	12/20/15	62	(8)	(70)
LCDX North American Loan Index	Morgan Stanley	8,300	Sell	2.50%	12/20/15	(148)	(10)	138
								$(1,252)

(a)     The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Interest Rate Swap Contracts Outstanding at July 31, 2011

Counterparty*	Payments made by Fund	Payments received by Fund	Notional Amount	Expiration Date	Cost	Market Value ╪	Unrealized Appreciation/ (Depreciation)
Barclay Investment, Inc.	6 Month Nibor	NOK 3.925% Fixed	$7,912	06/09/16	$–	$84	$84
Barclay Investment, Inc.	6 Month Nibor	NOK 4.5675% Fixed	7,410	03/25/21	–	271	271
Goldman Sachs	Brazil CETIP Interbank Deposit	BRL 11.75% Fixed	1,030	01/02/14	–	(19)	(19)
							$336

*	Cash of $4,366 was pledged to satisfy collateral requirements for open swap contracts at July 31, 2011.

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

12

The Hartford Global All-Asset Fund
Consolidated Schedule of Investments ― (continued)
July 31, 2011 (Unaudited)
(000’s Omitted)

Diversification by Country
as of July 31, 2011
Percentage of
Country	Net Assets
Argentina	0.4%
Australia	1.9
Austria	0.1
Belgium	0.2
Brazil	0.2
Canada	2.7
China	1.4
Colombia	0.2
Denmark	0.2
Finland	0.2
France	1.7
Germany	1.8
Greece	0.0
Hong Kong	1.5
India	0.1
Ireland	0.1
Israel	0.2
Italy	0.4
Japan	3.9
Jersey	0.4
Luxembourg	0.2
Mexico	0.6
Netherlands	0.8
New Zealand	0.0
Norway	0.1
Philippines	0.6
Poland	0.0
Portugal	0.0
Russia	0.3
Singapore	0.4
South Africa	0.3
South Korea	0.1
Spain	0.6
Sweden	1.6
Switzerland	2.0
Taiwan	0.3
Turkey	0.4
United Kingdom	4.1
United States	32.2
Short-Term Investments	44.0
Other Assets and Liabilities	(6.2)
Total	100.0%

13

The Hartford Global All-Asset Fund
Consolidated Schedule of Investments ― (continued)
July 31, 2011 (Unaudited)
(000’s Omitted)

Investment Valuation Hierarchy Level Summary
July 31, 2011

	Total	Level 1 ♦	Level 2 ♦	Level 3
Assets:
Common Stocks
Automobiles & Components	$7,332	$–	$7,332	$–
Banks	30,258	6,929	23,329	–
Capital Goods	33,291	13,407	19,884	–
Commercial & Professional Services	1,863	–	1,863	–
Consumer Durables & Apparel	13,692	7,329	6,363	–
Consumer Services	2,110	370	1,740	–
Diversified Financials	24,838	18,784	6,054	–
Energy	50,024	34,475	15,549	–
Food & Staples Retailing	4,236	536	3,700	–
Food, Beverage & Tobacco	23,847	8,498	15,349	–
Health Care Equipment & Services	2,146	337	1,809	–
Household & Personal Products	2,012	–	2,012	–
Insurance	8,838	634	8,204	–
Materials	65,487	35,146	30,341	–
Media	2,551	531	2,020	–
Pharmaceuticals, Biotechnology & Life Sciences	33,220	20,158	13,062	–
Real Estate	7,405	113	7,292	–
Retailing	14,828	11,945	2,883	–
Semiconductors & Semiconductor Equipment	8,750	4,896	3,854	–
Software & Services	20,074	17,512	2,555	7
Technology Hardware & Equipment	28,051	20,571	7,480	–
Telecommunication Services	11,721	1,118	10,603	–
Transportation	10,568	5,718	4,850	–
Utilities	10,323	608	9,715	–
Total	417,465	209,615	207,843	7
Exchange Traded Funds	63,896	63,896	–	–
Foreign Bonds	18,474	–	14,961	3,513
Preferred Stocks	522	–	522	–
U.S. Government Agencies	77,455	–	77,455	–
U.S. Government Securities	2,872	–	2,872	–
Short-Term Investments	411,582	–	411,582	–
Total	$992,266	$273,511	$715,235	$3,520
Credit Default Swaps*	138	–	138	–
Foreign Currency Contracts*	1,970	–	1,970	–
Futures*	1,577	1,577	–	–
Interest Rate Swaps*	355	–	355	–
Total	$4,040	$1,577	$2,463	$–
Liabilities:
Credit Default Swaps*	1,390	–	1,082	308
Foreign Currency Contracts*	2,388	–	2,388	–
Futures*	792	792	–	–
Interest Rate Swaps*	19	–	19	–
Total	$4,589	$792	$3,489	$308

♦	For the nine-month period ended July 31, 2011, there were no significant transfer between Level 1 and Level 2.
*	Derivative instruments not reflected in the Schedule of Investments are valued at the unrealized appreciation/depreciation on the investments.

14

The Hartford Global All-Asset Fund
Consolidated Schedule of Investments ― (continued)
July 31, 2011 (Unaudited)
(000’s Omitted)

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Balance as of October 31, 2010	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)		Net Amortization	Purchases	Sales	Transfers Into Level 3 *	Transfers Out of Level 3*	Balance as of July 31, 2011
Assets:
Common Stocks	$—	$(3)	$(18	)†	$—	$103	$(106)	$31	$—	$7
Corporate Bonds	232	(1)	(79	)‡	2	3,359	—	—	—	3,513
Total	$232	$(4)	$(97)		$2	$3,462	$(106)	$31	$—	$3,520

Liabilities:
Swaps§	$—	$— **	$(308	)††	$—	$—	$—	$—	$—	$(308)
Total	$—	$—	$(308)		$—	$—	$—	$—	$—	$(308)

*	Securities are transferred into and out of Level 3 for a variety of reasons including, but not limited to:
1)	Securities where trading has been halted (transfer into Level 3) or securities where trading has resumed (transfer out of Level 3).
2)	Broker quoted securities (transfer into Level 3) or quoted prices in active markets (transfer out of Level 3).
3)	Securities that have certain restrictions on trading (transfer into Level 3) or securities where trading restrictions have expired (transfer out of Level 3).
†	Change in unrealized appreciation or depreciation in the current period relating to assets still held at July 31, 2011 was $(16).
‡	Change in unrealized appreciation or depreciation in the current period relating to assets still held at July 31, 2011 was $(79).
§	Derivative instruments not reflected in the Schedule of Investments are valued at the unrealized appreciation/ depreciation on the investment.
**	The realized gain (loss) earned for swaps during the period ended July 31, 2011 was $3.
††	Change in unrealized appreciation or depreciation in the current period relating to assets still held at July 31, 2011 was $(308).

15

The Hartford Global Enhanced Dividend Fund
Schedule of Investments
July 31, 2011 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
LONG POSITIONS - 140.4%
COMMON STOCKS - 138.0%
	Automobiles & Components - 1.2%
2	Nissan Motor Co., Ltd. ADR ‡	$46
1	Thor Industries, Inc. ‡	14
–	Toyota Motor Corp. ADR ‡	39
		99
	Banks - 11.5%
–	Banco Santander Chili S.A. ADR ‡	44
2	Banco Santander S.A. ADR ‡	19
–	Bank of Hawaii Corp. ‡	15
1	Bank of Montreal ‡	58
1	BB&T Corp. ‡	34
1	Canadian Imperial Bank of Commerce ‡	42
–	Comerica, Inc. ‡	6
–	Cullen/Frost Bankers, Inc. ‡	6
1	First Niagara Financial Group, Inc. ‡	10
–	FirstMerit Corp. ‡	6
2	FNB Corp. ‡	25
–	Hancock Holding Co. ‡	6
1	HSBC Holdings plc ADR ‡	47
–	Iberiabank Corp. ‡	6
36	Mitsubishi UFJ Financial Group, Inc. ADR ‡	182
8	Mizuho Financial Group, Inc. ADR ‡	25
2	New York Community Bancorp, Inc. ‡	21
–	Park National Corp. ‡	21
1	Royal Bank of Canada ‡	71
–	Shinhan Financial Group Co., Ltd. ADR ‡	18
–	Southside Bancshares, Inc. ‡	8
–	SunTrust Banks, Inc. ‡	5
1	Toronto-Dominion Bank ADR ‡	107
–	Trustmark Corp. ‡	6
3	US Bancorp ‡	68
1	Wells Fargo & Co. ‡	26
1	Westpac Banking Corp. ADR ‡	71
		953
	Capital Goods - 9.8%
1	3M Co. ‡	116
1	ABB Ltd. ADR ‡	29
4	Aircastle Ltd. ‡	41
1	Boeing Co. ‡	42
1	Caterpillar, Inc. ‡	125
–	Crane Co. ‡	16
1	Eaton Corp. ‡	64
–	Emerson Electric Co. ‡	21
2	General Electric Co. ‡	32
–	Honeywell International, Inc. ‡	24
1	Hubbell, Inc. Class B ‡	35
–	Huntington Ingalls Industries, Inc. •‡	2
–	Illinois Tool Works, Inc. ‡	8
–	Lockheed Martin Corp. ‡	20
1	MSC Industrial Direct Co., Inc. ‡	43
–	National Presto Industries, Inc. ‡	31
–	Northrop Grumman Corp. ‡	23
1	Oshkosh Corp. •‡	31
1	Rockwell Automation, Inc. ‡	49
–	Siemens AG ADR ‡	42
–	Stanley Black & Decker, Inc. ‡	24
		818
	Commercial & Professional Services - 2.7%
1	Avery Dennison Corp. ‡	27
2	Cintas Corp. ‡	49
2	Deluxe Corp. ‡	50
2	Pitney Bowes, Inc. ‡	35
2	R.R. Donnelley & Sons Co. ‡	34
1	Waste Management, Inc. ‡	33
		228
	Consumer Durables & Apparel - 2.3%
1	Garmin Ltd. ‡	35
2	Leggett & Platt, Inc. ‡	41
3	Panasonic Corp. ‡	33
–	Polaris Industries, Inc. ‡	27
1	Sony Corp. ADR ‡	22
–	V.F. Corp. ‡	37
		195
	Consumer Services - 3.4%
1	Intercontinental Hotels Group plc ‡	26
2	Learning Tree International, Inc. ‡	16
3	McDonald's Corp. ‡	239
		281
	Diversified Financials - 6.8%
–	Administradora de Fondos de Pensiones Provida S.A. ‡	24
5	Advance America Cash Advance Centers, Inc. ‡	32
1	American Express Co. ‡	27
2	Apollo Investment Corp. ‡	18
3	Ares Capital Corp. ‡	44
2	Bank of America Corp. ‡	23
–	BlackRock, Inc. ‡	46
–	Eaton Vance Corp. ‡	12
1	Federated Investors, Inc. ‡	31
–	Gamco Investors, Inc. ‡	20
2	JP Morgan Chase & Co. ‡	72
1	Nelnet, Inc. ‡	25
2	NYSE Euronext ‡	76
1	Orix Corp. ADR ‡	54
1	Raymond James Financial, Inc. ‡	20
2	SEI Investments Co. ‡	30
–	Solar Capital Ltd. ‡	9
		563
	Energy - 18.6%
–	Cenovus Energy, Inc. ‡	14
1	Chevron Corp. ‡	126
–	CNOOC Ltd. ADR ‡	27
1	ConocoPhillips Holding Co. ‡	41
3	DHT Holdings, Inc. ‡	12
1	Diamond Offshore Drilling, Inc. ‡	79
–	EnCana Corp. ADR ‡	11
3	Enerplus Resources Fund ‡	99
2	Eni S.p.A. ADR ‡	94
1	Exxon Mobil Corp. ‡	115
–	Knightsbridge Tankers Ltd. ADR ‡	7
2	Pengrowth Energy Corp. ‡	24
–	PetroChina Co., Ltd. ADR ‡	70
3	Repsol-YPF S.A. ADR ‡	108
2	Royal Dutch Shell plc ADR ‡	174
2	Ship Finance International Ltd. ‡	34
2	Spectra Energy Corp. ‡	56
4	Statoilhydro ASA ADR ‡	103
1	Teekay Tankers Ltd. ‡	12

1

The Hartford Global Enhanced Dividend Fund
Schedule of Investments ― (continued)
July 31, 2011 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
LONG POSITIONS - 140.4% - (continued)
COMMON STOCKS - 138.0% - (continued)
	Energy - 18.6% - (continued)
5	Total S.A. ADR ‡	$291
1	Transcanada Corp. ‡	46
2	WSP Holdings Ltd. •‡	2
		1,545
	Food & Staples Retailing - 0.7%
2	Supervalu, Inc. ‡	21
1	Sysco Corp. ‡	39
		60
	Food, Beverage & Tobacco - 6.8%
1	Altria Group, Inc. ‡	31
1	Coca-Cola Co. ‡	68
1	H.J. Heinz Co. ‡	36
1	Kraft Foods, Inc. ‡	40
1	Lorillard, Inc. ‡	66
–	PepsiCo, Inc. ‡	17
1	Philip Morris International, Inc. ‡	75
3	Reynolds American, Inc. ‡	98
3	Unilever N.V. NY Shares ADR ‡	112
1	Vector Group Ltd. ‡	24
		567
	Health Care Equipment & Services - 1.8%
–	Atrion Corp. ‡	48
–	Becton, Dickinson & Co. ‡	28
1	Brookdale Senior Living, Inc. •‡	20
–	Fresenius Medical Care AG ADR ‡	21
1	Masimo Corp. ‡	36
		153
	Household & Personal Products - 0.8%
1	Kimberly-Clark Corp. ‡	63

	Insurance - 5.3%
1	Aflac, Inc. ‡	39
2	Allstate Corp. ‡	42
3	Aviva plc ‡	36
6	Axa ADR ‡	111
–	Axis Capital Holdings Ltd. ‡	10
1	Brown & Brown, Inc. ‡	19
1	Chubb Corp. ‡	44
2	Manualife Financial Corp. ‡	27
3	Prudential Financial, Inc. ‡	66
1	Sun Life Financial ‡	27
–	Travelers Cos., Inc. ‡	16
		437
	Materials - 6.7%
–	Aperam ‡	2
1	ArcelorMittal ADR ‡	38
1	BHP Billiton Ltd. ADR ‡	116
5	Boise, Inc. ‡	34
1	Dow Chemical Co. ‡	24
2	E.I. DuPont de Nemours & Co. ‡	84
1	MeadWestvaco Corp. ‡	27
–	Nucor Corp. ‡	17
2	RPM International, Inc. ‡	50
1	Southern Copper Corp. ‡	26
1	Syngenta AG ADR ‡	42
2	Ternium S.A. ADR ‡	66
1	Worthington Industries, Inc. ‡	30
		556
	Media - 1.3%
2	Cinemark Holdings, Inc. ‡	44
1	McGraw-Hill Cos., Inc. ‡	23
4	Sinclair Broadcast Group, Inc. Class A ‡	37
		104
	Pharmaceuticals, Biotechnology & Life Sciences - 12.2%
2	Abbott Laboratories ‡	120
4	Bristol-Myers Squibb Co. ‡	113
4	Eli Lilly & Co. ‡	148
2	GlaxoSmithKline plc ADR ‡	103
1	Johnson & Johnson ‡	93
5	Merck & Co., Inc. ‡	155
5	PDL Biopharma, Inc. ‡	33
7	Pfizer, Inc. ‡	133
3	Sanofi-Aventis S.A. ADR ‡	113
		1,011
	Real Estate - 5.7%
1	American Capital Agency Corp. ‡	20
4	Annaly Capital Management, Inc. ‡	59
4	Anworth Mortgage Asset Corp. ‡	28
1	Brookfield Office Properties, Inc. ‡	13
2	Capstead Mortgage Corp. ‡	23
10	Chimera Investment Corp. ‡	31
1	CommonWealth REIT ‡	30
2	Cypress Sharpridge Investments, Inc. ‡	21
2	Duke Realty, Inc. ‡	23
–	Entertainment Properties Trust ‡	12
1	Hatteras Financial Corp. ‡	23
–	HCP, Inc. ‡	10
–	Health Care, Inc. ‡	18
2	Medical Properties Trust, Inc. ‡	23
3	Resource Capital Corp. ‡	15
1	Senior Housing Properties Trust ‡	21
1	UDR, Inc. ‡	32
1	Ventas, Inc. ‡	53
1	Weyerhaeuser Co. ‡	16
		471
	Retailing - 2.3%
2	Foot Locker, Inc. ‡	34
–	Genuine Parts Co. ‡	23
–	Home Depot, Inc. ‡	9
–	J.C. Penney Co., Inc. ‡	9
2	Limited Brands, Inc. ‡	89
2	Nutri/System, Inc. ‡	29
		193
	Semiconductors & Semiconductor Equipment - 3.7%
1	Analog Devices, Inc. ‡	22
2	Intel Corp. ‡	54
2	Intersil Corp. ‡	29
1	Linear Technology Corp. ‡	16
1	Maxim Integrated Products, Inc. ‡	24
1	Microchip Technology, Inc. ‡	43
10	Taiwan Semiconductor Manufacturing Co., Ltd. ADR ‡	119
		307
	Software & Services - 4.6%
–	AOL, Inc. •‡	3
–	Automatic Data Processing, Inc. ‡	21
4	Earthlink, Inc. ‡	35
1	Infosys Technologies Ltd. ADR ‡	65

2

The Hartford Global Enhanced Dividend Fund
Schedule of Investments ― (continued)
July 31, 2011 (Unaudited)
(000’s Omitted)

Shares or Principal Amount			Market Value ╪
LONG POSITIONS - 140.4% - (continued)
COMMON STOCKS - 138.0% - (continued)
Software & Services - 4.6% - (continued)
13	iPass, Inc. ‡		$22
3	Paychex, Inc. ‡		85
1	S.p.A. ADR ‡		76
2	VeriSign, Inc. ‡		76
			383
	Technology Hardware & Equipment - 5.5%
1	Anixter International, Inc. ‡		44
5	Canon, Inc. ADR ‡		217
1	Fujifilm Holdings Corp. ‡		19
–	Hitachi Ltd. ‡		28
2	Jabil Circuit, Inc. ‡		44
1	Molex, Inc. ‡		27
4	Nokia Corp. ADR ‡		26
4	Seagate Technology ‡		49
			454
	Telecommunication Services - 12.3%
2	Alaska Communication Systems Holdings, Inc. ‡		14
3	AT&T, Inc. ‡		96
1	CenturyLink, Inc. ‡		54
1	Consolidated Communications Holdings, Inc. ‡		20
2	Deutsche Telekom AG ADR ‡		29
4	France Telecom S.A. ADR ‡		77
1	Hutchison Telecommunications ADR ‡		7
1	Nippon Telegraph & Telephone Corp. ADR ‡		21
2	NTELOS Holdings Corp. ‡		43
2	NTT Docomo, Inc. ‡		44
2	Partner Communications Co., Ltd. ADR ‡		34
1	Philippine Long Distance Telephone Co. ADR ‡		28
2	SK Telecom Co., Ltd. ADR ‡		34
2	Tele Norte Leste Participacoes S.A. ADR ‡		33
5	Telecom Corp. of New Zealand Ltd. ADR ‡		62
3	Telecom Italia S.p.A. ADR ‡		34
1	Telefonos de Mexico S.A. ADR Class L ‡		16
1	USA Mobility, Inc. ‡		19
4	Verizon Communications, Inc. ‡		125
8	Vodafone Group plc ADR ‡		215
2	Windstream Corp. ‡		20
			1,025
	Transportation - 1.7%
1	Genco Shipping & Trading Ltd. •‡		9
1	Grupo Aeroportuario del Pacifico SAB de CV ADR ‡		46
1	Grupo Aeroportuario del Sureste S.A.B. de C.V. ‡		44
3	Heartland Express, Inc. ‡		38
			137
	Utilities - 10.3%
1	AGL Resources, Inc. ‡		40
1	Alliant Energy Corp. ‡		44
2	Ameren Corp. ‡		44
1	American Electric Power Co., Inc. ‡		38
3	CenterPoint Energy, Inc. ‡		58
–	CIA Saneamento Basico De Estado de Sao Paulo ‡		16
2	Companhia Energetica de Minas Gerais ADR ‡		42
1	Consolidated Edison, Inc. ‡		63
1	DTE Energy Co. ‡		49
1	FirstEnergy Corp. ‡		43
2	National Grid plc ‡		86
1	Oneok, Inc. ‡		39
3	Pepco Holdings, Inc. ‡		55
2	Pinnacle West Capital Corp. ‡		88
1	SCANA Corp. ‡		35
2	Southern Co. ‡		62
2	TECO Energy, Inc. ‡		31
1	Vectren Corp. ‡		25
			858
	Total common stocks
	(cost $10,287)		$11,461

PREFERRED STOCKS - 0.2%
	Telecommunication Services - 0.2%
1	Telecomunicacoes de Sao Paulo S.A. ‡		$23

	Total preferred stocks
	(cost $16)		$23

	Total long-term investments
	(cost $10,303)		$11,484

SHORT-TERM INVESTMENTS - 2.2%
	Investment Pools and Funds - 2.2%
180	State Street Bank U.S. Government Money Market Fund		$180

	Total short-term investments
	(cost $180)		$180

	Total long positions
	(cost $10,483) ▲	140.4%	$11,664
	Securities sold short
	(proceeds $2,363)▲	(40.8)%	(3,385)
	Other assets and liabilities	0.4%	26
	Total net assets	100.0%	$8,305

3

The Hartford Global Enhanced Dividend Fund
Schedule of Investments ― (continued)
July 31, 2011 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
SECURITIES SOLD SHORT – 40.8%
COMMON STOCK – 40.8%
	Automobiles & Components - 0.8%
1	Dana Holding Corp.•	$22
1	Tenneco Automotive, Inc.•	48
		70
	Banks - 0.4%
1	Signature Bank•	31

	Capital Goods - 4.4%
1	Actuant Corp. Class A	17
1	Babcock & Wilcox Co.•	21
1	BE Aerospace, Inc.•	41
–	Ceradyne, Inc.•	13
–	Enpro Industries, Inc.•	16
–	ESCO Technologies, Inc.	11
1	Flow International Corp.•	4
1	Gardner Denver Machinery, Inc.	45
1	Hexcel Corp.•	16
–	Moog, Inc. Class A•	9
–	RBS Bearings, Inc.•	12
–	Rush Enterprises, Inc.•	9
–	Seaboard Corp.	34
1	Spirit Aerosystems Holdings, Inc.•	21
1	Tecumseh Products Co. Class A•	7
1	Textron, Inc.	16
–	Titan Machinery, Inc.•	12
–	TransDigm Group, Inc.•	31
1	Trimas Corp.•	28
		363
	Commercial & Professional Services - 1.6%
–	Consolidated Graphics, Inc.•	17
–	Mobile Mini, Inc.•	8
1	Navigant Consulting, Inc.•	8
2	SFN Group, Inc.•	31
–	Stericycle, Inc.•	18
–	Sykes Enterprises, Inc.•	8
–	Verisk Analytics, Inc.•	9
1	Waste Connections, Inc.	30
		129
	Consumer Durables & Apparel - 1.6%
–	Desarrolladora Homex SAB de CV•	9
1	Hanesbrands, Inc.•	32
1	La-Z-Boy, Inc.•	7
1	Mohawk Industries, Inc.•	29
2	Toll Brothers, Inc.•	45
–	Universal Electronics, Inc.•	10
		132
	Consumer Services - 1.3%
–	CEC Entertainment, Inc.	17
1	Grand Canyon Education, Inc.•	10
1	Jack in the Box, Inc.•	25
2	Lakes Entertainment, Inc.•	4
–	Peet's Coffee & Tea, Inc.•	11
1	Scientific Games Corp. Class A•	13
1	Sonic Corp.•	8
1	Texas Roadhouse, Inc.	17
		105
	Energy - 4.1%
–	Bill Barrett Corp.•	14
–	Bristow Group, Inc.	9
–	Carrizo Oil & Gas, Inc.•	13
–	Continental Resources, Inc.•	32
1	Denbury Resources, Inc.•	24
1	EQT Corp.	39
–	Goodrich Petroleum Corp.•	6
4	Hercules Offshore, Inc.•	19
–	Hess Corp.	20
–	Interoil Corp.•	21
1	Key Energy Services, Inc.•	19
4	Parker Drilling Co.•	27
1	Petrohawk Energy Corp.•	44
–	Plains Exploration & Production Co.•	9
1	Sandridge Energy, Inc.•	11
1	TETRA Technologies, Inc.•	14
–	Ultra Petroleum Corp.•	21
		342
	Food & Staples Retailing - 0.7%
1	United Natural Foods, Inc.•	57

	Food, Beverage & Tobacco - 1.0%
–	Dean Foods Co.•	4
1	Hain Celestial Group, Inc.•	37
–	Hansen National Corp.•	19
1	Smithfield Foods, Inc.•	20
		80
	Health Care Equipment & Services - 0.3%
1	Boston Scientific Corp.•	7
–	Hologic, Inc.•	9
–	NuVasive, Inc.•	5
		21
	Household & Personal Products - 0.1%
–	Energizer Holdings, Inc.•	8

	Insurance - 0.2%
3	CNO Financial Group, Inc.•	19

	Materials - 2.4%
–	Agnico Eagle Mines Ltd.	13
1	Calgon Carbon Corp.•	19
–	Deltic Timber Corp.	12
–	FMC Corp.	42
1	Intrepid Potash, Inc.•	40
1	Owens-Illinois, Inc.•	16
1	RTI International Metals, Inc.•	29
2	Sterlite Industries Ltd.	32
		203
	Media - 0.9%
2	CTC Media, Inc.	42
1	DirecTV Class A•	26
–	Liberty Media-Starz Series A•	4
		72
	Pharmaceuticals, Biotechnology & Life Sciences - 1.9%
–	Agilent Technologies, Inc.•	13
1	Auxilium Pharmaceuticals, Inc.•	11
5	DURECT Corp.•	9
5	Elan Corp. plc ADR•	54
–	Optimer Pharmaceuticals, Inc.•	5
1	Questcor Pharmaceuticals•	21
1	Salix Pharmaceuticals Ltd.•	33

4

The Hartford Global Enhanced Dividend Fund
Schedule of Investments ― (continued)
July 31, 2011 (Unaudited)
(000’s Omitted)

Shares or Principal Amount			Market Value ╪
SECURITIES SOLD SHORT – 40.8% - (continued)
COMMON STOCK – 40.8% - (continued)
	Pharmaceuticals, Biotechnology & Life Sciences - 1.9% - (continued)
3	SuperGen, Inc.•		$10
1	Xenoport, Inc.•		6
			162
	Real Estate - 0.3%
1	Douglas Emmett, Inc.		29

	Retailing - 2.0%
1	Ann, Inc.•		22
2	Chico's FAS, Inc.		35
1	Coldwater Creek, Inc.•		2
1	Collective Brands, Inc.•		6
1	Liberty Media - Interactive A•		17
1	LKQ Corp.•		15
–	O'Reilly Automotive, Inc.•		21
1	Rent-A-Center, Inc.		19
2	Sally Beauty Co., Inc.•		27
			164
	Semiconductors & Semiconductor Equipment - 2.4%
1	Applied Micro Circuits Corp.•		6
1	Arm Holdings plc		42
3	Atmel Corp.•		35
–	Cavium, Inc.•		13
3	LSI Corp.•		25
2	MEMC Electronic Materials, Inc.•		18
1	Microsemi Corp.•		18
1	Rambus, Inc.•		12
3	RF Micro Devices, Inc.•		19
3	Semiconductor Manufacturing International Corp. ADR•		10
			198
	Software & Services - 3.5%
1	Ariba, Inc.•		29
1	CoreLogic, Inc.•		18
–	EPIQ Systems, Inc.		6
1	Euronet Worldwide, Inc.•		16
–	IAC/Interactive Corp.•		16
–	Informatica Corp.•		19
2	Liquidity Services, Inc.•		51
1	Mentor Graphics Corp.•		11
1	Red Hat, Inc.•		28
1	Sapient Corp.•		20
1	Synopsys, Inc.•		17
1	TeleTech Holdings, Inc.•		18
–	Tyler Corp.•		11
1	Valueclick, Inc.•		17
–	VeriFone Systems, Inc.•		14
			291
	Technology Hardware & Equipment - 3.2%
1	Aruba Networks, Inc.•		18
1	Avid Technology, Inc.•		7
1	Ciena Corp.•		9
2	Cogo Group, Inc.•		8
–	DG Fastchannel, Inc.•		8
1	Ingram Micro, Inc.•		14
1	Intermec, Inc.•		14
–	Itron, Inc.•		8
1	Juniper Networks, Inc.•		16
–	Maxwell Technologies, Inc.•		8
2	Polycom, Inc.•		49
–	Research In Motion Ltd.•		6
2	Sanmina-Sci Corp.•		24
–	SYNNEX Corp.•		12
3	Tellabs, Inc.		11
1	Trimble Navigation Ltd.•		27
–	Universal Display Corp.•		14
–	ViaSat, Inc.•		13
			266
	Telecommunication Services - 4.4%
3	Cbeyond, Inc.•		29
13	Cincinnati Bell, Inc.•		45
1	Crown Castle International Corp.•		50
4	Leap Wireless International, Inc.•		51
13	Mahanagar Telephone Nigam Ltd.•		27
1	NII Holdings, Inc. Class B•		43
2	PAETEC Holding Corp.•		9
1	SBA Communications Corp.•		50
1	TW Telecom, Inc.•		27
1	US Cellular Corp.•		38
			369
	Transportation - 0.6%
1	AMR Corp.•		6
1	Atlas Air Worldwide Holdings, Inc.•		33
1	JetBlue Airways Corp.•		7
			46
	Utilities - 2.7%
2	Calpine Corp.•		34
1	El Paso Electric Co.		42
–	FirstEnergy Corp.		15
4	GenOn Energy, Inc.•		15
1	MDU Resources Group, Inc.		29
–	Northwest Natural Gas Co.		19
1	Ormat Technologies, Inc.		13
1	PG&E Corp.		24
–	South Jersey Industries, Inc.		16
1	Wisconsin Energy Corp.		21
			228
	Total common stock
	(proceeds $2,363)		$3,385
	Total securities sold short
	(proceeds $2,363)	40.8%	$3,385

5

The Hartford Global Enhanced Dividend Fund
Schedule of Investments ― (continued)
July 31, 2011 (Unaudited)
(000’s Omitted)

Note:
Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of long position investments in foreign securities represents 52.9% of total net assets at July 31, 2011.

Prices of foreign equities that are principally traded on certain foreign markets may be adjusted daily pursuant to a third party pricing service methodology approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

▲
At July 31, 2011, the cost of securities (net proceeds received from securities sold short) for federal income tax purposes was $8,171 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$2,206
Unrealized Depreciation	(2,098)
Net Unrealized Appreciation	$108

•	Currently non-income producing.

‡	All or a portion of this security is held in a segregated account to cover the Fund's short position.

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

Diversification by Country - Long Positions
as of July 31, 2011
Country	Percentage of Net Assets
Australia	2.3%
Brazil	1.4
Canada	6.5
Chile	0.8
China	0.8
Finland	0.3
France	7.1
Germany	2.0
Hong Kong	0.4
India	0.8
Israel	0.4
Italy	1.6
Japan	8.8
Luxembourg	1.3
Mexico	1.3
Netherlands	1.3
New Zealand	0.7
Norway	1.3
Philippines	0.3
South Korea	0.6
Spain	1.5
Switzerland	0.9
Taiwan	1.4
United Kingdom	9.1
United States	85.3
Short-Term Investments	2.2
Total Long Positions	140.4
Short Positions	(40.8)
Other Assets and Liabilities	0.4
Total	100.0%

Diversification by Country - Securities Sold Short
as of July 31, 2011
Country	Percentage of Net Assets
Canada	0.5%
India	0.7
Ireland	0.7
Mexico	0.1
United Kingdom	0.5
United States	38.3
Total	40.8%

6

The Hartford Global Enhanced Dividend Fund
Schedule of Investments ― (continued)
July 31, 2011 (Unaudited)
(000’s Omitted)

Investment Valuation Hierarchy Level Summary
July 31, 2011

	Total	Level 1 ♦	Level 2 ♦	Level 3
Assets:
Common Stocks ‡	$11,461	$11,461	$–	$–
Preferred Stocks	23	23	–	–
Short-Term Investments	180	180	–	–
Total	$11,664	$11,664	$–	$–
Liabilities:
Securities Sold Short - Common Stock ‡	$3,385	$3,385	$–	$–
Total	$3,385	$3,385	$–	$–

♦	For the nine-month period ended July 31, 2011, there were no significant transfer between Level 1 and Level 2.
‡	The Fund has all or primarily all of the equity securities categorized in a particular level. Refer to the Schedule of Investments for further industry breakout.

7

The Hartford Global Growth Fund
Schedule of Investments
July 31, 2011 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 99.4%
	Automobiles & Components - 3.7%
67	Daimler AG	$4,827
98	Johnson Controls, Inc.	3,602
336	Nissan Motor Co., Ltd.	3,576
		12,005
	Banks - 2.5%
163	Itau Unibanco Banco Multiplo S.A. ADR	3,310
186	Standard Chartered plc	4,732
		8,042
	Capital Goods - 13.5%
1,468	Changsha Zoomlion Heavy Industry Science and Technology Co., Ltd.	2,887
305	General Electric Co.	5,457
68	Honeywell International, Inc.	3,618
145	JS Group Corp.	3,637
116	Komatsu Ltd.	3,618
10	Parker-Hannifin Corp.	819
110	Safran S.A.	4,589
242	Sandvik Ab	3,852
29	Schneider Electric S.A.	4,204
31	Siemens AG	4,014
19	SMC Corp.	3,421
33	Vallourec	3,325
		43,441
	Consumer Durables & Apparel - 1.0%
51	Lululemon Athletica, Inc. •	3,089

	Consumer Services - 5.5%
2,689	Genting Singapore plc •	4,236
263	MGM Resorts International •	3,967
1,943	Sands China Ltd. •§	5,849
90	Starbucks Corp.	3,591
		17,643
	Diversified Financials - 5.3%
96	American Express Co.	4,809
20	BlackRock, Inc.	3,491
143	JP Morgan Chase & Co.	5,791
628	Nomura Holdings, Inc.	3,051
		17,142
	Energy - 11.7%
52	Anadarko Petroleum Corp.	4,288
164	BG Group plc	3,876
114	Chesapeake Energy Corp.	3,926
61	Consol Energy, Inc.	3,271
92	ENSCO International plc	4,894
42	EOG Resources, Inc.	4,290
60	National Oilwell Varco, Inc.	4,855
101	Petroleo Brasileiro S.A. ADR	3,431
53	Schlumberger Ltd.	4,772
		37,603
	Food, Beverage & Tobacco - 3.0%
24	Carlsberg A/S Class B	2,353
33	Green Mountain Coffee Roasters, Inc. •	3,471
54	Groupe Danone	3,880
		9,704
	Health Care Equipment & Services - 1.4%
111	Aetna, Inc.	4,608

	Insurance - 0.7%
238	Ping An Insurance (Group) Co.	2,317

	Materials - 7.3%
102	Anglo American plc	4,832
72	Barrick Gold Corp.	3,426
399	Glencore International plc •	3,116
53	Mosaic Co.	3,725
13	Syngenta AG	3,984
198	Xstrata plc	4,171
		23,254
	Media - 2.5%
313	News Corp. Class A	5,016
266	WPP plc	3,012
		8,028
	Pharmaceuticals, Biotechnology & Life Sciences - 3.5%
70	Celgene Corp. •	4,149
66	Regeneron Pharmaceuticals, Inc. •	3,518
66	Vertex Pharmaceuticals, Inc. •	3,427
		11,094
	Retailing - 5.9%
19	Amazon.com, Inc. •	4,130
763	Kingfisher plc	3,149
1,391	Li & Fung Ltd.	2,312
209	Lowe's Co., Inc.	4,518
9	Priceline.com, Inc. •	4,941
		19,050
	Semiconductors & Semiconductor Equipment - 5.6%
99	ASML Holding N.V.	3,525
100	Broadcom Corp. Class A	3,694
265	NVIDIA Corp. •	3,658
4	Samsung Electronics Co., Ltd.	3,136
153	Skyworks Solutions, Inc. •	3,875
		17,888
	Software & Services - 9.7%
34	Baidu, Inc. ADR •	5,305
52	Citrix Systems, Inc. •	3,769
146	eBay, Inc. •	4,778
7	Google, Inc. •	4,171
303	Oracle Corp.	9,271
26	Salesforce.com, Inc. •	3,705
		30,999
	Technology Hardware & Equipment - 12.2%
27	Apple, Inc. •	10,422
284	EMC Corp. •	7,404
138	High Technology Computer Corp.	4,101
714	Hitachi Ltd.	4,403
135	Juniper Networks, Inc. •	3,146
67	NetApp, Inc. •	3,174
67	Qualcomm, Inc.	3,682
93	TPK Holding Co., Ltd. •	2,746
		39,078
	Telecommunication Services - 1.1%
862	Sprint Nextel Corp. •	3,648

	Transportation - 3.3%
434	Delta Air Lines, Inc. •	3,427
44	FedEx Corp.	3,799

1

The Hartford Global Growth Fund
Schedule of Investments ― (continued)
July 31, 2011 (Unaudited)
(000’s Omitted)

Shares or Principal Amount			Market Value ╪
COMMON STOCKS - 99.4% - (continued)
	Transportation - 3.3% - (continued)
24	Kuehne & Nagel International AG		$3,398
			10,624
	Total common stocks
	(cost $259,141)		$319,257

	Total long-term investments
	(cost $259,141)		$319,257

SHORT-TERM INVESTMENTS - 0.1%
	Repurchase Agreements - 0.1%
	Bank of America Merrill Lynch TriParty Joint Repurchase Agreement (maturing on 08/01/2011 in the amount of $5, collateralized by FHLMC 4.50%, 2040, FNMA 3.12% - 6.00%, 2019 - 2047, value of $5)
$5	0.18%, 7/29/2011		$5
	Barclays Capital TriParty Joint Repurchase Agreement (maturing on 08/01/2011 in the amount of $9, collateralized by FHLMC 0.14%, 2013, value of $10)
9	0.18%, 7/29/2011		9

BNP Paribas Securities Corp. TriParty Joint
Repurchase Agreement (maturing on
08/01/2011 in the amount of $53,
collateralized by FHLMC 3.50% - 6.00%,
2022 - 2041, FNMA 3.50% - 6.00%, 2019 -
2047, value of $54)

53	0.20%, 7/29/2011		53
	Deutsche Bank Securities TriParty Joint Repurchase Agreement (maturing on 08/01/2011 in the amount of $135, collateralized by GNMA 3.30% - 7.00%, 2026 - 2051, value of $138)
135	0.20%, 7/29/2011		135
	UBS Securities, Inc. Joint Repurchase Agreement (maturing on 08/01/2011 in the amount of $1, collateralized by U.S. Treasury Bill 1.13%, 2011, value of $1)
1	0.14%, 7/29/2011		1
	UBS Securities, Inc. TriParty Joint Repurchase Agreement (maturing on 08/01/2011 in the amount of $11, collateralized by FHLMC 4.00%, 2025, value of $11)
11	0.20%, 7/29/2011		11
			214
	Total short-term investments
	(cost $214)		$214

	Total investments
	(cost $259,355) ▲	99.5%	$319,471
	Other assets and liabilities	0.5%	1,531
	Total net assets	100.0%	$321,002

2

The Hartford Global Growth Fund
Schedule of Investments ― (continued)
July 31, 2011 (Unaudited)
(000’s Omitted)

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 44.1% of total net assets at July 31, 2011.

Prices of foreign equities that are principally traded on certain foreign markets may be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

▲	At July 31, 2011, the cost of securities for federal income tax purposes was $260,100 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$68,080
Unrealized Depreciation	(8,709)
Net Unrealized Appreciation	$59,371

•	Currently non-income producing.

§
These securities were sold to the Fund under Regulation S, rules governing offers and sales made outside the United States without registration under the Securities Act of 1933.  The Fund may only be able to resell these securities in the United States if an exemption from registration under the federal and state securities laws is available, or the Fund may only be able to sell these securities outside of the United States (such as on a foreign exchange) to a non-U.S. person. Unless otherwise indicated, these holdings are determined to be liquid.  At July 31, 2011, the aggregate value of these securities amounted to $5,849, which represents 1.82% of total net assets.

Foreign Currency Contracts Outstanding at July 31, 2011

Description	Counterparty	Buy / Sell	Market Value ╪	Contract Amount	Delivery Date	Unrealized Appreciation/ (Depreciation)
British Pound	Brown Brothers Harriman	Sell	$319	$320	08/01/2011	$1
Euro	Banc of America Securities	Sell	295	295	08/01/2011	–
Euro	CS First Boston	Sell	392	391	08/02/2011	(1)
Hong Kong Dollar	JP Morgan Securities	Sell	1,115	1,115	08/01/2011	–
Hong Kong Dollar	JP Morgan Securities	Sell	140	140	08/02/2011	–
Swedish Krona	CS First Boston	Sell	45	45	08/01/2011	–
Swiss Franc	Banc of America Securities	Sell	88	88	08/02/2011	–
						$–

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

3

The Hartford Global Growth Fund
Schedule of Investments ― (continued)
July 31, 2011 (Unaudited)
(000’s Omitted)

Diversification by Country
as of July 31, 2011
Percentage of
Country	Net Assets
Brazil	2.1%
Canada	2.0
China	3.3
Denmark	0.7
France	5.0
Germany	2.8
Hong Kong	2.5
Japan	6.8
Jersey	1.0
Netherlands	1.1
Singapore	1.3
South Korea	1.0
Sweden	1.2
Switzerland	2.3
Taiwan	2.1
United Kingdom	8.9
United States	55.3
Short-Term Investments	0.1
Other Assets and Liabilities	0.5
Total	100.0%

4

The Hartford Global Growth Fund
Schedule of Investments ― (continued)
July 31, 2011 (Unaudited)
(000’s Omitted)

Investment Valuation Hierarchy Level Summary
July 31, 2011

	Total	Level 1 ♦	Level 2 ♦	Level 3
Assets:
Common Stocks
Automobiles & Components	$12,005	$3,602	$8,403	$–
Banks	8,042	3,310	4,732	–
Capital Goods	43,441	9,894	33,547	–
Consumer Durables & Apparel	3,089	3,089	–	–
Consumer Services	17,643	7,558	10,085	–
Diversified Financials	17,142	14,091	3,051	–
Energy	37,603	33,727	3,876	–
Food, Beverage & Tobacco	9,704	3,471	6,233	–
Health Care Equipment & Services	4,608	4,608	–	–
Insurance	2,317	–	2,317	–
Materials	23,254	10,267	12,987	–
Media	8,028	5,016	3,012	–
Pharmaceuticals, Biotechnology & Life Sciences	11,094	11,094	–	–
Retailing	19,050	13,589	5,461	–
Semiconductors & Semiconductor Equipment	17,888	11,227	6,661	–
Software & Services	30,999	30,999	–	–
Technology Hardware & Equipment	39,078	27,828	11,250	–
Telecommunication Services	3,648	3,648	–	–
Transportation	10,624	7,226	3,398	–
Total	319,257	204,244	115,013	–
Short-Term Investments	214	–	214	–
Total	$319,471	$204,244	$115,227	$–
Foreign Currency Contracts*	1	–	1	–
Total	$1	$–	$1	$–
Liabilities:
Foreign Currency Contracts*	1	–	1	–
Total	$1	$–	$1	$–

♦	For the nine-month period ended July 31, 2011, there were no significant transfer between Level 1 and Level 2.
*	Derivative instruments not reflected in the Schedule of Investments are valued at the unrealized appreciation/depreciation on the investments.

5

The Hartford Global Real Asset Fund
Consolidated Schedule of Investments
July 31, 2011 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 53.5%
	Aluminum - 1.3%
2,647	Alumina Ltd.	$6,301

	Coal & Consumable Fuels - 2.3%
150	Consol Energy, Inc.	8,056
10,387	PT Bumi Resources Tbk	3,708
		11,764
	Construction Materials - 0.7%
177	CRH plc	3,469

	Diversified Chemicals - 0.8%
819	Sumitomo Chemical Co., Ltd.	4,151

	Diversified Metals & Mining - 10.5%
162	Anglo American plc	7,663
63	First Quantum Minerals Ltd.	8,741
51	Freeport-McMoRan Copper & Gold, Inc.	2,690
849	Glencore International plc •	6,632
227	Kazakmys plc	4,978
294	Lundin Mining Corp. •	2,211
3,561	Mongolian Mining Corp. •	4,367
147	Teck Cominco Ltd. Class B	7,271
280	Vedanta Resources plc	8,084
		52,637
	Fertilizers & Agricultural Chemicals - 0.6%
40	Mosaic Co.	2,822

	Forest Products - 0.5%
311	Sino Forest Corp. Class A •	2,379

	Gas Utilities - 0.4%
556	ENN Energy Holdings Ltd.	1,878

	Gold - 3.5%
62	AngloGold Ltd. ADR	2,603
115	Compania De Minas Buenaventur ADR	4,708
145	Gold Fields Ltd.	2,249
476	Kinross Gold Corp.	7,776
		17,336
	Industrial Conglomerates - 0.9%
896	Beijing Enterprises Holdings Ltd.	4,522

	Integrated Oil & Gas - 12.7%
500	BG Group plc	11,779
209	BP plc ADR	9,518
173	Imperial Oil Ltd.	7,608
307	OAO Gazprom Class S ADR	4,413
299	Petroleo Brasileiro S.A. ADR	10,157
82	Sasol Ltd. ADR	4,122
309	Statoilhydro ASA ADR	7,580
222	Suncor Energy, Inc.	8,501
		63,678
	Oil & Gas Drilling - 1.9%
63	Atwood Oceanics, Inc. •	2,933
66	Noble Corp.	2,422
67	Transocean, Inc.	4,143
		9,498
	Oil & Gas Equipment & Services - 1.2%
31	Schlumberger Ltd.	2,801
63	Tidewater, Inc.	3,429
		6,230
	Oil & Gas Exploration & Production - 10.8%
182	Canadian Natural Resources Ltd.	7,337
289	Chesapeake Energy Corp.	9,913
128	EnCana Corp.	3,767
105	EOG Resources, Inc.	10,751
567	Oil Search Ltd.	4,253
61	Pioneer Natural Resources Co.	5,691
152	Southwestern Energy Co. •	6,784
125	Ultra Petroleum Corp. •	5,857
		54,353
	Oil & Gas Refining & Marketing - 2.1%
161	Reliance Industries Ltd. GDR ▪	6,051
176	Tesoro Corp. •	4,283
		10,334
	Precious Metals & Minerals - 1.2%
72	Anglo American Platinum, Ltd.	6,123

	Steel - 2.1%
547	Fortescue Metals Group Ltd.	3,788
237	Vale S.A.	6,993
		10,781
	Total common stocks
	(cost $275,116)	$268,256

WARRANTS - 0.5%
	Diversified Metals & Mining - 0.5%
470	NMDC Ltd. ⌂	$2,549

	Total warrants
	(cost $2,835)	$2,549

EXCHANGE TRADED FUNDS - 1.1%
	Other Investment Pools and Funds - 1.1%
98	Market Vectors Gold Miners	5,601
	Total exchange traded funds
	(cost $5,586)	$5,601

1

The Hartford Global Real Asset Fund
Consolidated Schedule of Investments ― (continued)
July 31, 2011 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
U.S. GOVERNMENT SECURITIES - 21.2%
	U.S. Treasury Securities - 21.2%
	U.S. Treasury Notes - 21.2%
$10,965	0.50%, 04/15/2015 ◄	$12,105
10,750	0.63%, 04/15/2013 ◄	11,871
4,965	1.13%, 01/15/2021 ◄	5,525
9,950	1.25%, 04/15/2014 - 07/15/2020 ◄	11,331
5,800	1.38%, 01/15/2020 ◄	6,715
7,600	1.63%, 01/15/2015 - 01/15/2018 ◄	9,580
4,725	1.88%, 07/15/2019 ◄	5,765
11,500	2.00%, 01/15/2014 - 01/15/2016 ◄	15,096
11,675	2.13%, 01/15/2019 ◄ ╦	14,362
9,050	2.38%, 01/15/2017 ◄	11,811
1,675	2.50%, 07/15/2016 ◄	2,186
		106,347
	Total U.S. government securities
	(cost $103,027)	$106,347

	Total long-term investments
	(cost $386,564)	$382,753

SHORT-TERM INVESTMENTS - 22.9%
	Repurchase Agreements - 22.9%

Bank of America Merrill Lynch TriParty Joint
Repurchase Agreement (maturing on
08/01/2011 in the amount of $2,820,
collateralized by FHLMC 4.50%, 2040,
FNMA 3.12% - 6.00%, 2019 - 2047, value
of $2,876)

$2,820	0.18%, 7/29/2011		$2,820
	Barclays Capital TriParty Joint Repurchase Agreement (maturing on 08/01/2011 in the amount of $5,022, collateralized by FHLMC 0.14%, 2013, value of $5,122)
5,022	0.18%, 7/29/2011		5,022

BNP Paribas Securities Corp. TriParty Joint
Repurchase Agreement (maturing on
08/01/2011 in the amount of $28,355,
collateralized by FHLMC 3.50% - 6.00%,
2022 - 2041, FNMA 3.50% - 6.00%, 2019 -
2047, value of $28,921)

28,354	0.20%, 7/29/2011		28,354
	Deutsche Bank Securities TriParty Joint Repurchase Agreement (maturing on 08/01/2011 in the amount of $72,278, collateralized by GNMA 3.30% - 7.00%, 2026 - 2051, value of $73,722)
72,276	0.20%, 7/29/2011		72,276
	UBS Securities, Inc. Joint Repurchase Agreement (maturing on 08/01/2011 in the amount of $223, collateralized by U.S. Treasury Bill 1.13%, 2011, value of $227)
223	0.14%, 7/29/2011		223
	UBS Securities, Inc. TriParty Joint Repurchase Agreement (maturing on 08/01/2011 in the amount of $5,872, collateralized by FHLMC 4.00%, 2025, value of $5,989)
5,872	0.20%, 7/29/2011		5,872
			114,567
	Total short-term investments
	(cost $114,567)		$114,567

	Total investments
	(cost $501,131) ▲	99.2%	$497,320
	Other assets and liabilities	0.8%	3,940
	Total net assets	100.0%	$501,260

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 39.5% of total net assets at July 31, 2011.

Prices of foreign equities that are principally traded on certain foreign markets may be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

The consolidated schedule of investments includes investments held by The Hartford Cayman Global Real Asset Fund, Ltd. (the “Subsidiary”), a wholly owned subsidiary of the Fund, which primarily invests in commodity-related instruments. The Fund may invest up to 25% of its total net assets in the Subsidiary. As of July 31, 2011, the Fund invested 11.0% of its total net assets in the Subsidiary.

2

The Hartford Global Real Asset Fund
Consolidated Schedule of Investments ― (continued)
July 31, 2011 (Unaudited)
(000’s Omitted)

▲	At July 31, 2011, the cost of securities for federal income tax purposes was $501,181 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$9,459
Unrealized Depreciation	(13,320)
Net Unrealized Depreciation	$(3,861)

•	Currently non-income producing.

◄
U.S. Treasury inflation-protected securities (TIPS) are securities in which the principal amount is adjusted for inflation and the semiannual interest payments equal a fixed percentage of the inflation-adjusted principal amount.

▪
Securities issued within terms of a private placement memorandum, exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers.  Unless otherwise indicated, these holdings are determined to be liquid.  At July 31, 2011, the aggregate value of these securities was $6,051, which represents 1.21% of total net assets.

╦	This security, or a portion of this security, has been pledged as collateral in connection with swap contracts.

⌂
The following securities are considered illiquid.  Illiquid securities are often purchased in private placement transactions, are often not registered under the Securities Act of 1933 and may have contractual restrictions on resale. A security may also be considered illiquid if the security lacks a readily available market or if its valuation has not changed for a certain period of time.

Period Acquired	Shares/ Par	Security	Cost Basis
05/2010 - 05/2011	470	NMDC Ltd. Warrants	$2,835

The aggregate value of these securities at July 31, 2011, was $2,549, which represents 0.51% of total net assets.

Futures Contracts Outstanding at July 31, 2011

Description	Number of Contracts*	Position	Expiration Date	Market Value ╪	Notional Amount	Unrealized Appreciation/ (Depreciation)
10 Year U.S. Treasury Note	17	Long	09/21/2011	$2,137	$2,074	$63
Gold 100oz Commodity	30	Long	12/28/2011	4,894	4,876	18
						$81

*	The number of contracts does not omit 000's.

Cash of $312 was pledged as initial margin deposit for open futures contracts at July 31, 2011.

Foreign Currency Contracts Outstanding at July 31, 2011

Description	Counterparty	Buy / Sell	Market Value ╪	Contract Amount	Delivery Date	Unrealized Appreciation/ (Depreciation)
Australian Dollar	Banc of America Securities	Buy	$164	$165	08/03/2011	$(1)
British Pound	Goldman Sachs	Buy	966	961	08/01/2011	5
Canadian Dollar	UBS AG	Buy	641	645	08/02/2011	(4)
South African Rand	UBS AG	Buy	162	161	08/04/2011	1
						$1

3

The Hartford Global Real Asset Fund
Consolidated Schedule of Investments ― (continued)
July 31, 2011 (Unaudited)
(000’s Omitted)

Total Return Swap Contracts Outstanding at July 31, 2011

Reference Entity	Counterparty *	Notional Amount	Payments received (paid) by Fund	Expiration Date	Cost	Market Value ╪	Unrealized Appreciation/ (Depreciation)
S&P GSCI Agriculture	Morgan Stanley	$2,419	(0.22)% Fixed	08/31/11	$–	$80	$80
S&P GSCI Agriculture	Morgan Stanley	399	(0.22)% Fixed	10/31/11	–	13	13
S&P GSCI Agriculture	Morgan Stanley	1,341	(0.22)% Fixed	11/30/11	–	45	45
S&P GSCI Agriculture	Morgan Stanley	272	(0.22)% Fixed	12/30/11	–	9	9
S&P GSCI Agriculture	Morgan Stanley	271	(0.22)% Fixed	01/31/12	–	9	9
S&P GSCI Agriculture	Morgan Stanley	927	(0.22)% Fixed	02/29/12	–	31	31
S&P GSCI Agriculture	Morgan Stanley	2,025	(0.22)% Fixed	03/30/12	–	67	67
S&P GSCI Agriculture	Morgan Stanley	984	(0.22)% Fixed	07/31/12	–	–	–
S&P GSCI Energy	Morgan Stanley	2,383	(0.15)% Fixed	08/31/11	–	41	41
S&P GSCI Energy	Morgan Stanley	185	(0.15)% Fixed	09/30/11	–	3	3
S&P GSCI Energy	Morgan Stanley	179	(0.15)% Fixed	10/31/11	–	3	3
S&P GSCI Energy	Morgan Stanley	2,563	(0.15)% Fixed	11/30/11	–	44	44
S&P GSCI Energy	Morgan Stanley	507	(0.20)% Fixed	11/30/11	–	9	9
S&P GSCI Energy	Morgan Stanley	808	(0.15)% Fixed	12/30/11	–	14	14
S&P GSCI Energy	Morgan Stanley	747	(0.15)% Fixed	01/31/12	–	13	13
S&P GSCI Energy	Morgan Stanley	1,247	(0.15)% Fixed	02/29/12	–	22	22
S&P GSCI Energy	Morgan Stanley	2,107	(0.15)% Fixed	03/30/12	–	37	37
S&P GSCI Energy	Morgan Stanley	480	(0.15)% Fixed	07/31/12	–	–	–
S&P GSCI Industrial Metals	Morgan Stanley	3,172	(0.20)% Fixed	08/31/11	–	118	118
S&P GSCI Industrial Metals	Morgan Stanley	113	(0.20)% Fixed	10/31/11	–	4	4
S&P GSCI Industrial Metals	Morgan Stanley	2,060	(0.20)% Fixed	11/30/11	–	76	76
S&P GSCI Industrial Metals	Morgan Stanley	461	(0.23)% Fixed	11/30/11	–	17	17
S&P GSCI Industrial Metals	Morgan Stanley	765	(0.20)% Fixed	12/30/11	–	28	28
S&P GSCI Industrial Metals	Morgan Stanley	638	(0.20)% Fixed	01/31/12	–	24	24
S&P GSCI Industrial Metals	Morgan Stanley	1,287	(0.20)% Fixed	02/29/12	–	48	48
S&P GSCI Industrial Metals	Morgan Stanley	2,752	(0.20)% Fixed	03/30/12	–	102	102
S&P GSCI Livestock	Morgan Stanley	898	(0.23)% Fixed	08/31/11	–	25	25
S&P GSCI Livestock	Morgan Stanley	94	(0.20)% Fixed	11/30/11	–	3	3
S&P GSCI Livestock	Morgan Stanley	612	(0.23)% Fixed	11/30/11	–	17	17
S&P GSCI Livestock	Morgan Stanley	221	(0.23)% Fixed	12/30/11	–	6	6
S&P GSCI Livestock	Morgan Stanley	308	(0.23)% Fixed	02/29/12	–	8	8
S&P GSCI Livestock	Morgan Stanley	573	(0.23)% Fixed	03/30/12	–	16	16
S&P GSCI Precious Metals	Morgan Stanley	2,247	(0.20)% Fixed	08/31/11	–	213	213
S&P GSCI Precious Metals	Morgan Stanley	451	(0.20)% Fixed	10/31/11	–	43	43
S&P GSCI Precious Metals	Morgan Stanley	503	(0.15)% Fixed	11/30/11	–	48	48
S&P GSCI Precious Metals	Morgan Stanley	2,107	(0.20)% Fixed	11/30/11	–	200	200
S&P GSCI Precious Metals	Morgan Stanley	1,049	(0.20)% Fixed	12/30/11	–	100	100
S&P GSCI Precious Metals	Morgan Stanley	972	(0.20)% Fixed	01/31/12	–	92	92
S&P GSCI Precious Metals	Morgan Stanley	1,058	(0.20)% Fixed	02/29/12	–	100	100
S&P GSCI Precious Metals	Morgan Stanley	2,588	(0.20)% Fixed	03/30/12	–	246	246
S&P GSCI Precious Metals	Morgan Stanley	242	(0.20)% Fixed	07/31/12	–	–	–
							$1,974

*	Cash of $2,485 was received to satisfy collateral requirements for open swap contracts at July 31, 2011.

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

4

 The Hartford Global Real Asset Fund
Consolidated Schedule of Investments ― (continued)
July 31, 2011 (Unaudited)
(000’s Omitted)

Diversification by Country
as of July 31, 2011
Percentage of
Country	Net Assets
Australia	2.0%
Brazil	3.4
Canada	10.6
Hong Kong	2.7
India	1.7
Indonesia	0.7
Ireland	0.7
Japan	0.8
Jersey	1.3
Norway	1.5
Papua New Guinea	0.9
Peru	0.9
Russia	0.9
South Africa	3.0
United Kingdom	8.4
United States	36.8
Short-Term Investments	22.9
Other Assets and Liabilities	0.8
Total	100.0%

5

The Hartford Global Real Asset Fund
Consolidated Schedule of Investments ― (continued)
July 31, 2011 (Unaudited)
(000’s Omitted)

Investment Valuation Hierarchy Level Summary
July 31, 2011

	Total	Level 1 ♦	Level 2 ♦	Level 3
Assets:
Common Stocks
Aluminum	$6,301	$–	$6,301	$–
Coal & Consumable Fuels	11,764	8,056	3,708	–
Construction Materials	3,469	–	3,469	–
Diversified Chemicals	4,151	–	4,151	–
Diversified Metals & Mining	52,637	27,545	25,092	–
Fertilizers & Agricultural Chemicals	2,822	2,822	–	–
Forest Products	2,379	2,379	–	–
Gas Utilities	1,878	–	1,878	–
Gold	17,336	15,087	2,249	–
Industrial Conglomerates	4,522	–	4,522	–
Integrated Oil & Gas	63,678	51,899	11,779	–
Oil & Gas Drilling	9,498	9,498	–	–
Oil & Gas Equipment & Services	6,230	6,230	–	–
Oil & Gas Exploration & Production	54,353	50,100	4,253	–
Oil & Gas Refining & Marketing	10,334	10,334	–	–
Precious Metals & Minerals	6,123	–	6,123	–
Steel	10,781	6,993	3,788	–
Total	268,256	190,943	77,313	–
Exchange Traded Funds	5,601	5,601	–	–
U.S. Government Securities	106,347	–	106,347	–
Warrants	2,549	2,549	–	–
Short-Term Investments	114,567	–	114,567	–
Total	$497,320	$199,093	$298,227	$–
Foreign Currency Contracts*	6	–	6	–
Futures*	81	81	–	–
Total Return Swaps*	1,974	–	1,974	–
Total	$2,061	$81	$1,980	$–
Liabilities:
Foreign Currency Contracts*	5	–	5	–
Total	$5	$–	$5	$–

♦	For the nine-month period ended July 31, 2011, there were no significant transfer between Level 1 and Level 2.
*	Derivative instruments not reflected in the Schedule of Investments are valued at the unrealized appreciation/depreciation on the investments.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Balance as of October 31, 2010	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Net Amortization	Purchases	Sales	Transfers Into Level 3	Transfers Out of Level 3	Balance as of July 31, 2011
Assets:
Swaps	$—	$—	$—	$—	$—	$—	$—	$—	$—
Total	$—	$—	$—	$—	$—	$—	$—	$—	$—

6

The Hartford Global Research Fund
Schedule of Investments
July 31, 2011 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 99.2%
	Argentina - 0.1%
2	YPF Sociedad Anonima ADR	$77

	Australia - 1.9%
9	Aquarius Platinum Ltd.	40
36	Aston Resources Ltd. •	422
13	Billabong International Ltd.	84
17	Commonwealth Property Office Fund	18
33	Dexus Property Group	31
3	Energy Resources of Australia Ltd.	16
17	Fortescue Metals Group Ltd.	121
10	GPT Group	32
33	Insurance Australia Group	118
50	Karoon Gas Australia Ltd. •	243
3	Rio Tinto Ltd.	219
13	Transurban Group	72
9	Wesfarmers Ltd.	291
4	Westfield Group	38
4	Westfield Retail Trust	11
11	Woolworths Ltd.	339
		2,095
	Austria - 0.1%
2	OMV AG	87

	Belgium - 0.5%
156	Ageas	320
4	UCB S.A.	190
		510
	Brazil - 3.7%
1	Aliansce Shopping	9
51	Banco Santander Brasil S.A.	475
16	BR Malls Participacoes S.A.	188
1	BR Properties S.A.	11
10	Brasil Insurance Participacoes e Administracao S.A	127
7	Cetip S.A. - Balcao Organizado	127
13	Cia Brasileira de Meios de Pagamentos	349
24	Companhia Energetica de Minas Gerais ADR	463
1	Cyrela Commercial Properties S.A. EmpreendimentoseParticicpacoes	9
37	Itau Unibanco Banco Multiplo S.A. ADR	762
9	Localiza Rent a Car S.A.	151
8	OGX Petroleo e Gas Participacoes S.A. •	68
27	Petroleo Brasileiro S.A. ADR	910
10	Redecard S.A.	172
2	Tim Participacoes S.A. ADR	100
10	Tractebel Energia S.A.	163
		4,084
	British Virgin Islands - 0.1%
5	Arcos Dorados Holdings, Inc.	121

	Canada - 3.8%
5	Barrick Gold Corp.	224
4	Brookfield Asset Management, Inc.	127
1	Canadian Apartment Properties	18
10	Canadian Natural Resources Ltd. ADR	392
25	Cott Corp. •	204
2	Detour Gold Corp. •	51
8	EcoSynthetix, Inc. •	71
3	EnCana Corp. ADR	95
1	First Quantum Minerals Ltd.	121
2	Fortress Paper Ltd. •	55
2	GLG Life Technology Corp. •	18
4	Goldcorp, Inc.	191
12	Imperial Oil Ltd.	511
28	Kinross Gold Corp.	455
26	Lundin Mining Corp. •	198
8	Methanex Corp.	234
4	Methanex Corp. ADR	105
7	National Bank of Canada	542
3	Nexen, Inc.	68
16	Quest Rare Minerals Ltd. •	89
1	RioCan Real Estate Investment Trust	29
5	Suncor Energy, Inc.	201
4	Teck Cominco Ltd. Class B	192
5	Vitran Corp., Inc. •	52
		4,243
	China - 0.7%
1	Baidu, Inc. ADR •	156
34	Changsha Zoomlion Heavy Industry Science and Technology Co., Ltd.	67
48	China Pacific Insurance	180
1	Longtop Financial Technologies Ltd. ⌂•†	13
1	New Oriental Education & Technology Group, Inc. ADR •	98
49	Stella International	132
44	Zhejiang Expressway Co., Ltd.	31
6	Zhongpin, Inc. •	62
		739
	Denmark - 0.5%
–	Alk-Abello A/S	14
4	Bank Nordik P/F	77
14	DSV A/S	315
2	Gronlandsbanken	112
1	H. Lundbeck A/S	30
		548
	Egypt - 0.1%
25	Orascom Telecom Holding SAE GDR	79

	Finland - 0.1%
4	Elisa Oyj	86
3	Tikkurila Oy	62
		148
	France - 4.6%
18	AXA S.A.	335
12	BNP Paribas	803
2	Bourbon S.A.	89
2	Electricite de France	70
16	Gaz de France	517
13	Groupe Danone	901
1	Icade	134
3	LVMH Moet Hennessy Louis Vuitton S.A.	472
10	Peugeot S.A.	382
3	Pinault-Printemps-Redoute S.A.	532
3	Publicis Groupe	131
6	Renault S.A.	327
4	Safran S.A.	155
–	Unibail-Rodamco SE	57
3	Vinci S.A.	158

1

The Hartford Global Research Fund
Schedule of Investments ― (continued)
July 31, 2011 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 99.2% - (continued)
	France - 4.6% - (continued)
2	Vivendi S.A.	$40
		5,103
	Germany - 1.6%
1	Alstria Office REIT AG	18
5	BASF SE	459
1	Brenntag AG	117
57	Commerzbank AG	217
6	E.On AG	159
1	GSW Immobilien AG •	18
2	HeidelbergCement AG w/ Rights	114
5	Siemens AG	621
1	Stroer Out-of-Home Media AG •	14
		1,737
	Hong Kong - 4.6%
80	AAC Technologies Holdings, Inc.	184
8	Agile Property Holdings Ltd.	13
160	AMVIG Holdings Ltd.	98
83	Anta Sports Products Ltd.	125
12	ASM Pacific Technology	128
42	Beijing Enterprises Holdings Ltd.	212
73	Belle International Holdings Ltd.	159
6	Cheung Kong Infrastructure	33
257	China Green Holdings Ltd.	143
24	China Metal Recycling Holdings Ltd.	32
9	China Overseas Grand Oceans Group Ltd.	12
8	China Overseas Land & Investment Ltd.	18
225	China Unicom Ltd.	450
36	China Yurun Food Group Ltd.	112
22	ENN Energy Holdings Ltd.	74
1,120	Greenheart Group Ltd. •	184
330	Guangdong Investment Ltd.	178
43	Hang Lung Properties Ltd.	157
3	HongKong Land Holdings Ltd.	21
661	Huabao International Holdings Ltd.	560
110	International Mining Machinery	108
15	Lifestyle International	51
8	Link REIT	30
76	Mongolian Mining Corp. •	93
114	Nine Dragons Paper Holdings	97
137	Ontime Department Store	229
321	Rexlot Holdings Ltd.	26
48	Sa Sa International Holdings Ltd.	38
24	Shangri-La Asia Ltd.	61
165	Sino Forest Corp. Class A •	1,259
2	Sun Art Retail Group Ltd. •	3
4	Sun Hung Kai Properties Ltd.	55
126	Trinity Ltd.	140
9	Xingda International Holdings	7
		5,090
	India - 1.6%
7	Aban Offshore Ltd.	81
9	Bajaj Hindusthan Ltd.	13
39	Bharti Televentures	388
7	Corp. Bank	81
25	Indian Overseas Bank	79
149	Infrastructure Development Finance Co., Ltd.	423
56	Karnataka Bank Ltd.	147
23	Power Grid Corp. of India Ltd.	55
9	Reliance Industries Ltd.	166
7	Reliance Industries Ltd. GDR ▪	262
13	Union Bank of India	84
		1,779
	Indonesia - 0.3%
12	Indo Tambangraya Megah PT	71
322	PT Bisi International Tbk	55
310	PT Bumi Resources Tbk	110
4	PT Telekomunikasi Indonesia ADR	135
		371
	Ireland - 0.7%
4	CRH plc	83
42	Elan Corp. plc ADR •	469
6	FBD Holdings	59
15	Smurfit Kappa Group plc •	155
		766
	Israel - 0.7%
17	Teva Pharmaceutical Industries Ltd. ADR	792

	Italy - 0.5%
7	Banca Popolare dell'Etruria e del Lazio	18
27	Enel S.p.A.	154
2	Eni S.p.A. ADR	105
58	Intesa Sanpaolo	133
6	Salvatore Ferragamo Italia S.p.A. •	109
14	Snam Rete Gas S.p.A.	84
		603
	Japan - 7.7%
12	Asahi Kasei Corp.	82
1	Astellas Pharma, Inc.	53
15	Bridgestone Corp.	366
4	Chubu Electric Power Co., Inc.	72
16	Daiichi Sankyo Co., Ltd.	330
2	Daito Trust Construction Co., Ltd.	156
5	DeNa Co., Ltd.	244
11	Eisai Co., Ltd.	450
1	Fanuc Corp.	95
–	Fuji Media Holdings, Inc.	50
3	Gree, Inc.	60
2	Hamamatsu Photonics KK	85
46	Hitachi Ltd.	281
4	IBJ Leasing Co., Ltd.	106
–	Inpex Corp.	520
1	JS Group Corp.	14
2	JSR Corp.	39
8	Kakaku.com, Inc.	308
2	Komatsu Ltd.	75
4	Matsui Securities Co., Ltd.	19
83	Mazda Motor Corp.	228
3	Mitsubishi Estate Co., Ltd.	63
188	Mitsubishi UFJ Financial Group, Inc.	957
7	Mitsui & Co., Ltd.	130
9	Mitsui Fudosan Co., Ltd.	177
–	Ono Pharmaceutical Co., Ltd.	17
–	Rakuten, Inc.	262
7	Shin-Etsu Chemical Co., Ltd.	355
16	Shionogi & Co., Ltd.	281
31	Showa Denko K.K.	64
–	SMC Corp.	58
4	Softbank Corp.	164

2

The Hartford Global Research Fund
Schedule of Investments ― (continued)
July 31, 2011 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 99.2% - (continued)
	Japan - 7.7% - (continued)
14	Stanley Electric Co., Ltd.	$235
167	Sumitomo Metal Industries	400
3	The Okinawa Electric Power Co., Inc.	132
16	Tokai Rika Co., Ltd.	311
45	Tokyo Gas Co., Ltd.	214
11	Toyoda Gosei Co., Ltd.	236
5	Toyota Boshoku Corp.	77
16	Toyota Motor Corp.	672
11	Ube Industries Ltd.	37
		8,475
	Jersey - 0.3%
44	Glencore International plc •	345

	Kazakhstan - 0.1%
3	Kazmunaigas Exploration §	59

	Liechtenstein - 0.1%
1	Verwalt & Privat-Bank AG	161

	Luxembourg - 0.4%
2	Millicom International Cellular SDR	206
86	Samsonite International S.A. •	184
2	SES Global S.A.	45
		435
	Malaysia - 0.6%
348	AirAsia Berhad	460
87	Axiata Group Berhad	149
		609
	Mexico - 0.4%
8	America Movil S.A. de C.V. ADR	208
33	Grupo Modelo S.A.B.	202
		410
	Netherlands - 1.1%
3	Akzo Nobel N.V.	178
4	ASML Holding N.V.	157
4	ASML Holding N.V. ADR	141
3	Elsevier N.V.	39
2	European Aeronautic Defence and Space Co. N.V.	68
21	ING Groep N.V. •	225
10	ING Groep N.V. ADR •	103
1	Koninklijke DSM N.V.	56
4	SBM Offshore N.V.	107
5	VimpelCom Ltd. ADR	68
2	Wolters Kluwer N.V.	33
1	Yandex N.V. •	20
		1,195
	Norway - 1.8%
36	Aker Drilling ASA •	108
28	DNB Nor ASA	405
8	Frontline Ltd.	91
20	Petroleum Geo-Services •	321
17	Statoil ASA	430
30	Storebrand ASA	246
24	Telenor ASA	397
		1,998
	Papua New Guinea - 0.1%
19	Oil Search Ltd.	142

	Philippines - 0.5%
244	Metropolitan Bank and Trust	444
1	Philippine Long Distance Telephone Co. ADR	65
		509
	Poland - 0.2%
1	Powszechny Zakland Ubezpieczen S.A.	193
2	Warsaw Stock Exchange	29
		222
	Russia - 0.4%
6	Mobile Telesystems OJSC ADR	118
24	OAO Gazprom Class S ADR	351
		469
	Singapore - 1.3%
74	Capitacommercial Trust	87
391	China Minzhong Food Corp., Ltd. •	460
54	Ezra Holdings Ltd.	56
83	Hutchinson Port Holdings Trust •	63
15	Olam International Ltd.	34
93	Oversea-Chinese Banking Corp., Ltd.	767
		1,467
	South Africa - 0.3%
7	MTN Group Ltd.	150
3	Sasol Ltd. ADR	138
		288
	South Korea - 0.8%
7	Hana Financial Holdings	275
4	KT Corp. ADR	75
1	LG Household & Health Care Ltd.	313
–	Samsung Electronics Co., Ltd.	203
3	SK Telecom Co., Ltd. ADR	49
		915
	Spain - 0.4%
3	Almirall S.A.	32
96	Deoleo S.A.	56
3	Industria de Diseno Textil S.A.	263
43	Mapletree Industries NPV	44
		395
	Sweden - 0.0%
1	Swedish Match Ab	46

	Switzerland - 2.4%
7	Bank Sarasin & Cie AG	303
1	Banque Cantonale Vaudoise	360
3	CIE Financiere Richemont S.A.	205
2	GAM Holding Ltd.	27
13	Julius Baer Group Ltd.	564
–	PSP Swiss Property	23
1	Roche Holding AG	169
–	Swiss Prime Site AG	18
7	Swiss Re Ltd.	404
37	UBS AG	611
		2,684
	Taiwan - 0.5%
17	Advantech Co., Ltd.	57
27	Chroma Ate, Inc.	69
8	High Technology Computer Corp.	238
70	Synnex Technology International Corp.	181
		545

3

The Hartford Global Research Fund
Schedule of Investments ― (continued)
July 31, 2011 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 99.2% - (continued)
	Turkey - 0.1%
88	Turkiye Sinai Kalkinma Bankasi A.S.	$122

	United Kingdom - 7.1%
35	Aberdeen Asset Management plc	126
17	Anglo American plc	822
5	Antofagasta	110
4	AstraZeneca plc	183
4	AstraZeneca plc ADR	180
127	Barclays Bank plc	461
12	BBA Aviation plc	40
33	BG Group plc	779
6	BHP Billiton plc	217
28	BP plc	211
4	BP plc ADR	159
12	British American Tobacco plc	562
4	British Land Co. plc	40
6	Britvic plc	37
4	Capital & Counties Properties plc	11
2	Croda International plc	69
1	Derwent London plc	18
5	ENSCO International plc	280
37	HSBC Holdings plc	361
6	Imperial Tobacco Group plc	199
8	International Power plc	39
9	Land Securities Group plc	130
33	National Grid plc	319
2	Pearson plc	40
15	Prudential plc	174
1	Reed Elsevier Capital, Inc.	12
15	Rexam plc	89
6	Rio Tinto plc	400
9	Rolls-Royce Holdings plc	92
5	Severn Trent plc	112
2	St. Modwen Properties plc	5
33	Standard Chartered plc	853
68	Tesco plc	429
1	Virgin Media, Inc.	39
88	Vodafone Group plc	247
3	Xstrata plc	59
		7,904
	United States - 46.4%
–	Acadia Realty Trust	10
9	Accenture plc	511
1	Acorda Therapeutics, Inc. •	37
3	Activision Blizzard, Inc.	36
2	ADTRAN, Inc.	52
3	Aetna, Inc.	116
3	Agilent Technologies, Inc. •	120
2	Air Products and Chemicals, Inc.	147
–	Alexandria Real Estate Equities, Inc.	26
11	Alkermes, Inc. •	183
2	Alliance Data Systems Corp. •	220
2	Alpha Natural Resources, Inc. •	100
3	Amazon.com, Inc. •	574
4	American Assets Trust, Inc.	90
–	American Campus Communities, Inc.	14
2	American Tower Corp. Class A •	99
7	Ameriprise Financial, Inc.	353
2	Amerisource Bergen Corp.	59
2	AMETEK, Inc.	73
1	Amgen, Inc. •	64
15	Amylin Pharmaceuticals, Inc. •	183
8	Anadarko Petroleum Corp.	652
3	AON Corp.	144
1	Apartment Investment & Management Co.	18
4	Apple, Inc. •	1,644
10	Applied Micro Circuits Corp. •	64
2	Ariba, Inc. •	77
2	Aruba Networks, Inc. •	54
2	Atwood Oceanics, Inc. •	99
14	Automatic Data Processing, Inc.	715
2	Auxilium Pharmaceuticals, Inc. •	30
6	Avago Technologies Ltd.	214
–	Avalonbay Communities, Inc.	26
106	Bank of America Corp.	1,030
29	BB&T Corp.	734
1	BlackRock, Inc.	120
3	BMC Software, Inc. •	118
4	Boeing Co.	312
–	Boston Properties, Inc.	49
12	Boston Scientific Corp. •	86
1	BRE Properties	27
12	Bristol-Myers Squibb Co.	347
1	Brookdale Senior Living, Inc. •	20
2	Cabot Oil & Gas Corp.	126
5	Calpine Corp. •	77
–	Camden Property Trust	27
3	Cardinal Health, Inc.	145
1	Carlisle Cos., Inc.	35
2	Carpenter Technology Corp.	100
1	Caterpillar, Inc.	143
2	Cavium, Inc. •	56
1	CBS Corp. Class B	32
1	Celanese Corp.	47
2	Celgene Corp. •	142
26	Central Euro Distribution Corp. •	247
–	Cephalon, Inc. •	32
1	CF Industries Holdings, Inc.	106
1	Charm Communications, Inc. •	10
6	Chesapeake Energy Corp.	204
2	CIGNA Corp.	95
2	Citizens & Northern Corp.	31
5	Citizens Republic Bancorp, Inc. •	47
3	Citrix Systems, Inc. •	218
2	Coach, Inc.	142
19	Cobalt International Energy •	234
15	Comcast Corp. Class A	356
7	Comcast Corp. Special Class A	166
7	Consol Energy, Inc.	351
3	Con-way, Inc.	115
4	Cooper Industries plc Class A	196
8	Covidien plc	381
1	Cree, Inc. •	44
3	Crown Castle International Corp. •	130
10	CVS/Caremark Corp.	380
4	Danaher Corp.	209
1	Digital Realty Trust, Inc.	31
2	DirecTV Class A •	96
4	Discovery Communications, Inc. •	129

4

The Hartford Global Research Fund
Schedule of Investments ― (continued)
July 31, 2011 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 99.2% - (continued)
	United States - 46.4% - (continued)
1	Douglas Emmett, Inc.	$14
1	Dover Corp.	51
7	Dow Chemical Co.	242
1	DreamWorks Animation SKG, Inc. •	26
1	Duke Realty, Inc.	15
1	Eastman Chemical Co.	77
23	eBay, Inc. •	755
11	Eli Lilly & Co.	408
15	EMC Corp. •	398
3	Emerson Electric Co.	151
4	Emulex Corp. •	36
2	EOG Resources, Inc.	185
–	Equinix, Inc. •	15
–	Equity Lifestyle Properties, Inc.	13
7	Euronet Worldwide, Inc. •	112
8	Exelixis, Inc. •	59
2	Exlservice Holdings, Inc. •	35
2	Expeditors International of Washington, Inc.	111
4	Exxon Mobil Corp.	350
2	FedEx Corp.	173
11	First Horizon National Corp.	99
2	FMC Corp.	196
10	Forest City Enterprises, Inc. Class A •	177
12	Forest Laboratories, Inc. •	440
1	Freeport-McMoRan Copper & Gold, Inc.	32
31	Frontier Communications Corp.	232
3	General Dynamics Corp.	222
27	General Electric Co.	475
15	General Mills, Inc.	574
2	Genesee & Wyoming, Inc. Class A •	96
2	Genpact Ltd. •	41
2	Gilead Sciences, Inc. •	104
2	Glimcher Realty Trust	16
4	GNC Holdings, Inc. •	104
3	Goldman Sachs Group, Inc.	383
1	Google, Inc. •	601
12	Graphic Packaging Holding Co. •	57
11	Green Plains Renewable Energy •	124
5	Gulfmark Offshore, Inc. •	253
1	HCA Holdings, Inc. •	29
1	HCP, Inc.	32
3	Hisoft Technology International Ltd. •	38
8	Home Depot, Inc.	263
5	Honeywell International, Inc.	277
1	Host Hotels & Resorts, Inc.	17
3	Huron Consulting Group, Inc. •	87
1	IBM Corp.	221
3	IDEX Corp.	128
5	Illinois Tool Works, Inc.	239
11	Imperial Holdings, Inc. •	105
4	Incyte Corp. •	65
3	Informatica Corp. •	164
7	Ingersoll-Rand plc	247
4	Invesco Ltd.	98
1	Ironwood Pharmaceuticals, Inc. •	10
2	ITC Holdings Corp.	122
10	J.B. Hunt Transport Services, Inc.	443
3	James River Coal Co. •	61
4	Kansas City Southern •	254
–	Kilroy Realty Corp.	17
20	Kraft Foods, Inc.	703
26	Leap Wireless International, Inc. •	349
21	Lender Processing Services	399
3	Liberty Global, Inc. •	131
–	Liberty Property Trust	14
1	Life Technologies Corp. •	50
3	Linear Technology Corp.	79
3	Lockheed Martin Corp.	242
9	Lorillard, Inc.	965
18	Lowe's Co., Inc.	392
1	LPL Investment Holdings, Inc. •	17
6	Macy's, Inc.	173
1	Marriott International, Inc. Class A	17
5	Marsh & McLennan Cos., Inc.	159
8	Maxim Integrated Products, Inc.	191
7	McKesson Corp.	577
1	MeadWestvaco Corp.	39
3	Medicines Co. •	49
9	Medtronic, Inc.	332
18	Merck & Co., Inc.	599
13	MetroPCS Communications, Inc. •	210
21	Microsoft Corp.	562
3	Molycorp, Inc. •	205
13	Mosaic Co.	889
5	Mylan, Inc. •	107
8	Nasdaq OMX Group, Inc. •	200
9	National Financial Partners Corp. •	97
2	National Oilwell Varco, Inc.	148
7	NetApp, Inc. •	328
3	Netlogic Microsystems, Inc. •	119
4	News Corp. Class A	67
11	NextEra Energy, Inc.	586
4	NII Holdings, Inc. Class B •	169
3	Nordstrom, Inc.	128
10	Northeast Utilities	339
7	NVIDIA Corp. •	96
2	Occidental Petroleum Corp.	165
2	Olin Corp.	33
11	Omega Protein Corp. •	137
1	Omnicom Group, Inc.	42
2	Onyx Pharmaceuticals, Inc. •	68
21	Oracle Corp.	657
8	Owens-Illinois, Inc. •	192
15	Pacer International, Inc. •	80
15	PAETEC Holding Corp. •	67
1	Parker-Hannifin Corp.	73
5	Pentair, Inc.	166
16	PepsiCo, Inc.	1,046
19	Pfizer, Inc.	371
7	PG&E Corp.	286
–	Pharmasset, Inc. •	38
11	Philip Morris International, Inc.	792
8	Pilgrim's Pride Corp. •	39
2	Pinnacle West Capital Corp.	64
4	Pioneer Natural Resources Co.	355
3	PNC Financial Services Group, Inc.	140
1	Polycom, Inc. •	34
1	Praxair, Inc.	145
1	Priceline.com, Inc. •	347
4	Principal Financial Group, Inc.	108

5

The Hartford Global Research Fund
Schedule of Investments ― (continued)
July 31, 2011 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 99.2% - (continued)
	United States - 46.4% - (continued)
18	Progressive Corp.	$354
4	Prudential Financial, Inc.	211
2	Public Service Enterprise Group, Inc.	77
–	Public Storage	57
3	QLIK Technologies, Inc. •	84
8	Qualcomm, Inc.	448
4	Quality Distribution, Inc. •	51
2	Range Resources Corp.	129
4	Regeneron Pharmaceuticals, Inc. •	230
2	Rigel Pharmaceuticals, Inc. •	20
1	Salesforce.com, Inc. •	205
2	Salix Pharmaceuticals Ltd. •	70
13	Sapient Corp. •	179
–	Saul Centers, Inc.	10
1	SBA Communications Corp. •	47
2	Schlumberger Ltd.	213
6	Seattle Genetics, Inc. •	97
2	SEI Investments Co.	45
–	Sherwin-Williams Co.	15
1	Simon Property Group, Inc.	89
5	Sirius XM Radio, Inc. w/ Rights •	11
3	Skyworks Solutions, Inc. •	85
21	Smithfield Foods, Inc. •	458
2	Solutia, Inc. •	52
3	Southern Co.	111
3	Southwestern Energy Co. •	114
67	Sprint Nextel Corp. •	283
–	St. Joe Co. •	8
3	St. Jude Medical, Inc.	125
1	Stanley Black & Decker, Inc.	51
2	Stryker Corp.	84
16	Susquehanna Bancshares, Inc.	118
1	Targacept, Inc. •	12
–	Taubman Centers, Inc.	17
–	Teledyne Technologies, Inc. •	22
6	Temple-Inland, Inc.	191
4	Teradata Corp. •	196
5	Tesoro Corp. •	116
8	Texas Instruments, Inc.	246
4	Textron, Inc.	83
3	Thermo Fisher Scientific, Inc. •	177
1	Time Warner Cable, Inc.	101
1	Time Warner, Inc.	43
1	Towers Watson & Co.	31
1	Transocean, Inc.	80
6	TW Telecom, Inc. •	117
2	Tyson Foods, Inc. Class A	28
1	UDR, Inc.	25
2	Ultra Petroleum Corp. •	95
4	United Parcel Service, Inc. Class B	253
5	United Technologies Corp.	393
16	UnitedHealth Group, Inc.	778
–	Universal Display Corp. •	3
16	Unum Group	396
4	Valero Energy Corp.	102
3	Vanguard Health Systems, Inc. •	43
48	Vantage Drilling Co. •	78
1	Vertex Pharmaceuticals, Inc. •	67
3	Viacom, Inc. Class B	129
3	Visa, Inc.	218
1	VMware, Inc. •	75
–	Vornado Realty Trust	40
12	Walt Disney Co.	450
–	Washington Post Co. Class B	13
–	Waters Corp. •	31
1	Watson Pharmaceuticals, Inc. •	34
1	Wellcare Health Plans, Inc. •	44
–	Wellpoint, Inc.	26
38	Wells Fargo & Co.	1,056
1	WESCO International, Inc. •	73
31	Western Union Co.	602
–	Westlake Chemical Corp.	21
2	Whiting Petroleum Corp. •	95
3	Williams Cos., Inc.	92
4	Worthington Industries, Inc.	93
–	Wyndham Worldwide Corp.	15
4	Xcel Energy, Inc.	97
4	Zimmer Holdings, Inc. •	216
		51,312
	Total common stocks
	(cost $100,014)	$109,679

PREFERRED STOCKS - 0.1%
	Brazil - 0.1%
3	Banco Itau Holding	$53

	Total preferred stocks
	(cost $44)	$53

WARRANTS - 0.2%
	Canada - 0.0%
1	GLG Life Technology Corp. ⌂	$–

	India - 0.2%
18	Bharti Airtel Ltd. ⌂▪	178

	Total warrants
	(cost $130)	$178

EXCHANGE TRADED FUNDS - 0.1%
	United States - 0.1%
1	Industrial Select Sector SPDR Fund	$45
1	iShares MSCI EAFE Index Fund	71

	Total exchange traded funds
	(cost $122)	$116

	Total long-term investments
	(cost $100,310)	$110,026

6

The Hartford Global Research Fund
Schedule of Investments ― (continued)
July 31, 2011 (Unaudited)
(000’s Omitted)

Shares or Principal Amount			Market Value ╪
SHORT-TERM INVESTMENTS - 0.7%
	Repurchase Agreements - 0.7%
	Bank of America Merrill Lynch TriParty Joint Repurchase Agreement (maturing on 08/01/2011 in the amount of $23, collateralized by FHLMC 4.50%, 2040, FNMA 3.12% - 6.00%, 2019 - 2047, value of $24)
$23	0.18%, 7/29/2011		$23
	Barclays Capital TriParty Joint Repurchase Agreement (maturing on 08/01/2011 in the amount of $42, collateralized by FHLMC 0.14%, 2013, value of $42)
42	0.18%, 7/29/2011		42

BNP Paribas Securities Corp. TriParty Joint
Repurchase Agreement (maturing on
08/01/2011 in the amount of $234,
collateralized by FHLMC 3.50% - 6.00%,
2022 - 2041, FNMA 3.50% - 6.00%, 2019 -
2047, value of $239)

234	0.20%, 7/29/2011		234
	Deutsche Bank Securities TriParty Joint Repurchase Agreement (maturing on 08/01/2011 in the amount of $598, collateralized by GNMA 3.30% - 7.00%, 2026 - 2051, value of $610)
598	0.20%, 7/29/2011		598
	UBS Securities, Inc. Joint Repurchase Agreement (maturing on 08/01/2011 in the amount of $2, collateralized by U.S. Treasury Bill 1.13%, 2011, value of $2)
2	0.14%, 7/29/2011		2
	UBS Securities, Inc. TriParty Joint Repurchase Agreement (maturing on 08/01/2011 in the amount of $49, collateralized by FHLMC 4.00%, 2025, value of $50)
49	0.20%, 7/29/2011		49
			948

	Total short-term investments
	(cost $948)		$948

	Total investments
	(cost $101,258) ▲	100.3%	$110,974
	Other assets and liabilities	(0.3)%	(364)
	Total net assets	100.0%	$110,610

7

The Hartford Global Research Fund
Schedule of Investments ― (continued)
July 31, 2011 (Unaudited)
(000’s Omitted)

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 53.1% of total net assets at July 31, 2011.

Prices of foreign equities that are principally traded on certain foreign markets may be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

▲	At July 31, 2011, the cost of securities for federal income tax purposes was $103,630 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$13,911
Unrealized Depreciation	(6,567)
Net Unrealized Appreciation	$7,344

†
The aggregate value of securities valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Company's Board of Directors at July 31, 2011, was $13, which represents 0.01% of total net assets. This amount excludes securities that are principally traded in certain foreign markets and whose prices are adjusted pursuant to a third party pricing service methodology approved by the Board of Directors.

•	Currently non-income producing.

▪
Securities issued within terms of a private placement memorandum, exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers.  Unless otherwise indicated, these issues are determined to be liquid.  At July 31, 2011, the aggregate value of these securities was $440, which represents 0.40% of total net assets.

§
These securities were sold to the Fund under Regulation S, rules governing offers and sales made outside the United States without registration under the Securities Act of 1933.  The Fund may only be able to resell these securities in the United States if an exemption from registration under the federal and state securities laws is available, or the Fund may only be able to sell these securities outside of the United States (such as on a foreign exchange) to a non-U.S. person. Unless otherwise indicated, these holdings are determined to be liquid.  At July 31, 2011, the aggregate value of these securities amounted to $59, which represents 0.05% of total net assets.

⌂
The following securities are considered illiquid.  Illiquid securities are often purchased in private placement transactions, are often not registered under the Securities Act of 1933 and may have contractual restrictions on resale. A security may also be considered illiquid if the security lacks a readily available market or if its valuation has not changed for a certain period of time.

Period Acquired	Shares/ Par	Security	Cost Basis
11/2010 - 02/2011	18	Bharti Airtel Ltd. Warrants - 144A	$130
02/2011	1	GLG Life Technology Corp. Warrants	–
11/2009 - 04/2011	1	Longtop Financial Technologies Ltd.	45

The aggregate value of these securities at July 31, 2011, was $191, which represents 0.17% of total net assets.

Futures Contracts Outstanding at July 31, 2011

Description	Number of Contracts*	Position	Expiration Date	Market Value ╪	Notional Amount	Unrealized Appreciation/ (Depreciation)
S&P 500 Mini	1	Long	09/16/2011	$64	$64	$–

*	The number of contracts does not omit 000's.

Cash of $4 was pledged as initial margin deposit for open futures contracts at July 31, 2011.

8

The Hartford Global Research Fund
Schedule of Investments ― (continued)
July 31, 2011 (Unaudited)
(000’s Omitted)

Foreign Currency Contracts Outstanding at July 31, 2011

Description	Counterparty	Buy / Sell	Market Value ╪	Contract Amount	Delivery Date	Unrealized Appreciation/ (Depreciation)
Australian Dollar	Banc of America Securities	Buy	$23	$23	08/03/2011	$–
British Pound	Morgan Stanley	Buy	42	42	08/02/2011	–
Canadian Dollar	Banc of America Securities	Sell	135	136	08/03/2011	1
Canadian Dollar	Banc of America Securities	Buy	71	71	08/04/2011	–
Euro	Banc of America Securities	Sell	30	30	08/03/2011	–
Euro	Banc of America Securities	Buy	25	25	08/03/2011	–
Euro	CS First Boston	Sell	35	35	08/01/2011	–
Euro	CS First Boston	Buy	27	27	08/02/2011	–
Euro	CS First Boston	Buy	14	14	08/03/2011	–
Euro	Goldman Sachs	Buy	6	6	08/01/2011	–
Hong Kong Dollar	JP Morgan Securities	Sell	15	15	08/01/2011	–
Hong Kong Dollar	JP Morgan Securities	Sell	3	3	08/02/2011	–
Japanese Yen	Banc of America Securities	Buy	18	18	08/01/2011	–
Japanese Yen	BNP Paribas Securities	Buy	77	73	08/05/2011	4
Japanese Yen	BNP Paribas Securities	Buy	124	118	03/15/2012	6
Japanese Yen	BNP Paribas Securities	Sell	12	11	08/05/2011	(1)
Japanese Yen	JP Morgan Securities	Buy	77	75	08/05/2011	2
Japanese Yen	JP Morgan Securities	Sell	956	902	08/05/2011	(54)
Japanese Yen	Westpac International	Buy	70	68	08/05/2011	2
Japanese Yen	Westpac International	Sell	88	80	08/05/2011	(8)
Japanese Yen	Westpac International	Sell	658	636	03/15/2012	(22)
Norwegian Krone	Deutsche Bank Securities	Buy	24	24	08/03/2011	–
Singapore Dollar	Deutsche Bank Securities	Buy	22	22	08/03/2011	–
Swedish Krona	BNP Paribas Securities	Sell	19	19	08/02/2011	–
Swiss Franc	Banc of America Securities	Buy	10	10	08/04/2011	–
						$(70)

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

9

The Hartford Global Research Fund
Schedule of Investments ― (continued)
July 31, 2011 (Unaudited)
(000’s Omitted)

Diversification by Industry
as of July 31, 2011
Industry (Sector)	Percentage of Net Assets
Automobiles & Components (Consumer Discretionary)	2.6%
Banks (Financials)	9.8
Capital Goods (Industrials)	5.4
Commercial & Professional Services (Industrials)	0.1
Consumer Durables & Apparel (Consumer Discretionary)	1.4
Consumer Services (Consumer Discretionary)	0.3
Diversified Financials (Financials)	4.8
Energy (Energy)	10.7
Food & Staples Retailing (Consumer Staples)	1.3
Food, Beverage & Tobacco (Consumer Staples)	7.3
Health Care Equipment & Services (Health Care)	2.9
Household & Personal Products (Consumer Staples)	0.3
Insurance (Financials)	3.3
Materials (Materials)	10.9
Media (Consumer Discretionary)	2.0
Other Investment Pools and Funds (Financials)	0.1
Pharmaceuticals, Biotechnology & Life Sciences (Health Care)	6.7
Real Estate (Financials)	2.4
Retailing (Consumer Discretionary)	3.2
Semiconductors & Semiconductor Equipment (Information Technology)	1.6
Software & Services (Information Technology)	7.6
Technology Hardware & Equipment (Information Technology)	3.7
Telecommunication Services (Services)	4.5
Transportation (Industrials)	2.5
Utilities (Utilities)	4.2
Short-Term Investments	0.7
Other Assets and Liabilities	(0.3)
Total	100.0%

10

The Hartford Global Research Fund
Schedule of Investments ― (continued)
July 31, 2011 (Unaudited)
(000’s Omitted)

Investment Valuation Hierarchy Level Summary
July 31, 2011

	Total	Level 1 ♦	Level 2 ♦	Level 3
Assets:
Common Stocks
Argentina	$77	$77	$–	$–
Australia	2,095	–	2,095	–
Austria	87	–	87	–
Belgium	510	–	510	–
Brazil	4,084	4,084	–	–
British Virgin Islands	121	121	–	–
Canada	4,243	4,172	–	71
China	739	316	410	13
Denmark	548	189	359	–
Egypt	79	79	–	–
Finland	148	–	148	–
France	5,103	–	5,103	–
Germany	1,737	50	1,687	–
Hong Kong	5,090	1,283	3,807	–
India	1,779	341	1,438	–
Indonesia	371	135	236	–
Ireland	766	683	83	–
Israel	792	792	–	–
Italy	603	214	389	–
Japan	8,475	–	8,475	–
Jersey	345	345	–	–
Kazakhstan	59	59	–	–
Liechtenstein	161	161	–	–
Luxembourg	435	229	206	–
Malaysia	609	–	609	–
Mexico	410	410	–	–
Netherlands	1,195	332	863	–
Norway	1,998	108	1,890	–
Papua New Guinea	142	–	142	–
Philippines	509	65	444	–
Poland	222	–	222	–
Russia	469	469	–	–
Singapore	1,467	63	1,404	–
South Africa	288	138	150	–
South Korea	915	437	478	–
Spain	395	56	339	–
Sweden	46	–	46	–
Switzerland	2,684	725	1,959	–
Taiwan	545	–	545	–
Turkey	122	–	122	–
United Kingdom	7,904	663	7,241	–
United States	51,312	51,312	–	–
Total	109,679	68,108	41,487	84
Exchange Traded Funds	116	116	–	–
Preferred Stocks	53	53	–	–
Warrants	178	178	–	–
Short-Term Investments	948	–	948	–
Total	$110,974	$68,455	$42,435	$84
Foreign Currency Contracts*	15	–	15	–
Futures*	–	–	–	–
Total	$15	$–	$15	$–
Liabilities:
Foreign Currency Contracts*	85	–	85	–
Total	$85	$–	$85	$–

♦	For the nine-month period ended July 31, 2011, there were no significant transfer between Level 1 and Level 2.
*	Derivative instruments not reflected in the Schedule of Investments are valued at the unrealized appreciation/depreciation on the investments.

11

The Hartford Global Research Fund
Schedule of Investments ― (continued)
July 31, 2011 (Unaudited)
(000’s Omitted)

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Balance as of October 31, 2010	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)		Net Amortization	Purchases	Sales	Transfers Into Level 3 *	Transfers Out of Level 3*	Balance as of July 31, 2011
Assets:
Common Stocks	$95	$3	$(39	)†	$—	$91	$(42)	$55	$(79)	$84
Warrants	—	—	—		—	—	—	—	—	—
Total	$95	$3	$(39)		$—	$91	$(42)	$55	$(79)	$84

*	Securities are transferred into and out of Level 3 for a variety of reasons including, but not limited to:
1)	Securities where trading has been halted (transfer into Level 3) or securities where trading has resumed (transfer out of Level 3).
2)	Broker quoted securities (transfer into Level 3) or quoted prices in active markets (transfer out of Level 3).
3)	Securities that have certain restrictions on trading (transfer into Level 3) or securities where trading restrictions have expired (transfer out of Level 3).
†	Change in unrealized appreciation or depreciation in the current period relating to assets still held at July 31, 2011 was $(39).

12

The Hartford Growth Allocation Fund
Schedule of Investments
July 31, 2011 (Unaudited)
(000’s Omitted)

Shares or Principal Amount			Market Value ╪
AFFILIATED INVESTMENT COMPANIES - 91.6%
EQUITY FUNDS - 71.5%
2,061	The Hartford Capital Appreciation Fund, Class Y•		$74,489
97	The Hartford Capital Appreciation II Fund, Class Y•		1,407
1,445	The Hartford Disciplined Equity Fund, Class Y		19,710
657	The Hartford Dividend and Growth Fund, Class Y		12,843
2,773	The Hartford Equity Income Fund, Class Y		36,331
658	The Hartford Fundamental Growth Fund, Class Y•		7,827
1,375	The Hartford Global Growth Fund, Class Y•		22,704
881	The Hartford Global Research Fund, Class Y		9,072
654	The Hartford Growth Fund, Class Y•		12,547
788	The Hartford Growth Opportunities Fund, Class Y•		23,253
1,164	The Hartford International Opportunities Fund, Class Y		18,213
2,567	The Hartford International Small Company Fund, Class Y		35,559
2,775	The Hartford International Value Fund, Class Y		35,015
231	The Hartford MidCap Fund, Class Y•		5,616
860	The Hartford MidCap Value Fund, Class Y		10,474
994	The Hartford Small Company Fund, Class Y•		22,561
1,507	The Hartford Small/Mid Cap Equity Fund, Class Y		16,473
711	The Hartford SmallCap Growth Fund, Class Y•		24,492
9,930	The Hartford Value Fund, Class Y		113,998
626	The Hartford Value Opportunities Fund, Class Y		8,676
	Total equity funds
	(cost $494,783)		$511,260

FIXED INCOME FUNDS - 20.1%
350	The Hartford Corporate Opportunities Fund, Class Y		$3,535
2,246	The Hartford Inflation Plus Fund, Class Y		27,338
6,426	The Hartford Short Duration Fund, Class Y		63,494
4,571	The Hartford Total Return Bond Fund, Class Y		49,362
	Total fixed income funds
	(cost $139,356)		$143,729

	Total investments in affiliated investment companies
	(cost $634,139)		$654,989

EXCHANGE TRADED FUNDS - 8.5%
1,075	Powershares DB Commodity Index Tracking Fund •		$32,557
127	SPDR Dow Jones International Real Estate		5,011
30	SPDR Dow Jones REIT		2,020
433	Vanguard Emerging Markets		20,936
	Total exchange traded funds
	(cost $52,567)		$60,524

	Total long-term investments
	(cost $686,706)		$715,513

	Total investments
	(cost $686,706) ▲	100.1%	$715,513
	Other assets and liabilities	(0.1)%	(549)
	Total net assets	100.0%	$714,964

1

The Hartford Growth Allocation Fund
Schedule of Investments ― (continued)
July 31, 2011 (Unaudited)
(000’s Omitted)

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

▲	At July 31, 2011, the cost of securities for federal income tax purposes was $687,809 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$50,520
Unrealized Depreciation	(22,816)
Net Unrealized Appreciation	$27,704

•	Currently non-income producing.

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

Investment Valuation Hierarchy Level Summary
July 31, 2011

	Total	Level 1 ♦	Level 2 ♦	Level 3
Assets:
Affiliated Investment Companies	$654,989	$654,989	$–	$–
Exchange Traded Funds	60,524	60,524	–	–
Total	$715,513	$715,513	$–	$–

♦	For the nine-month period ended July 31, 2011, there were no significant transfer between Level 1 and Level 2.

2

The Hartford Healthcare Fund (formerly The Hartford Global Health Fund)
Schedule of Investments
July 31, 2011 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 100.0%
	Biotechnology - 18.0%
187	3SBio, Inc. ADR •	$3,006
279	Achillion Pharmaceuticals, Inc. •	2,064
79	Acorda Therapeutics, Inc. •	2,232
201	Alkermes, Inc. •	3,468
63	Amgen, Inc. •	3,457
331	Amylin Pharmaceuticals, Inc. •	3,943
122	Ardea Biosciences, Inc. •	2,850
179	Arena Pharmaceuticals, Inc. •	287
150	Celgene Corp. •	8,883
17	Cephalon, Inc. •	1,395
440	Exelixis, Inc. •	3,387
128	Immunogen, Inc. •	1,736
303	Incyte Corp. •	5,285
218	Inhibitex, Inc. •	904
58	Ironwood Pharmaceuticals, Inc. •	860
87	Onyx Pharmaceuticals, Inc. •	2,853
25	Pharmasset, Inc. •	3,051
421	PharmAthene, Inc. •	1,116
155	Progenics Pharmaceuticals, Inc. •	849
122	Regeneron Pharmaceuticals, Inc. •	6,447
158	Rigel Pharmaceuticals, Inc. •	1,375
373	Seattle Genetics, Inc. •	6,358
203	Siga Technologies, Inc. •	1,544
30	Targacept, Inc. •	609
133	Trius Therapeutics, Inc. •	1,162
38	Vertex Pharmaceuticals, Inc. •	1,976
		71,097
	Drug Retail - 3.0%
326	CVS/Caremark Corp.	11,864

	Health Care Distributors - 11.8%
206	Amerisource Bergen Corp.	7,888
392	Cardinal Health, Inc.	17,175
268	McKesson Corp.	21,749
		46,812
	Health Care Equipment - 17.7%
374	Abiomed, Inc. •	6,167
261	China Medical Technologies, Inc. ADR •	1,726
217	Covidien plc	11,027
58	Dexcom, Inc. •	818
40	DiaSorin S.p.A.	1,999
69	Heartware International, Inc. •	4,567
130	Hologic, Inc. •	2,414
344	Medtronic, Inc.	12,412
186	St. Jude Medical, Inc.	8,649
246	Stereotaxis, Inc. •	798
128	Tornier N.V. •	3,321
4,838	Trauson Holdings Co., Ltd.	1,868
297	Volcano Corp. •	9,332
80	Zimmer Holdings, Inc. •	4,796
		69,894
	Health Care Facilities - 1.0%
70	HCA Holdings, Inc. •	1,854
122	Vanguard Health Systems, Inc. •	2,121
		3,975
	Health Care Technology - 0.3%
65	Allscripts Healthcare Solutions, Inc. •	1,179

	Life Sciences Tools & Services - 5.6%
112	Agilent Technologies, Inc. •	4,709
97	Life Technologies Corp. •	4,359
173	PAREXEL International Corp. •	3,560
16	PerkinElmer, Inc.	384
153	Thermo Fisher Scientific, Inc. •	9,164
		22,176
	Managed Health Care - 11.9%
184	Aetna, Inc.	7,646
174	CIGNA Corp.	8,680
435	UnitedHealth Group, Inc.	21,582
115	Wellcare Health Plans, Inc. •	5,038
61	Wellpoint, Inc.	4,119
		47,065
	Pharmaceuticals - 30.7%
18	Alk-Abello A/S	998
102	Almirall S.A.	973
55	AstraZeneca plc ADR	2,687
93	Auxilium Pharmaceuticals, Inc. •	1,743
257	Bristol-Myers Squibb Co.	7,371
347	Daiichi Sankyo Co., Ltd.	7,169
54	Dr. Reddy's Laboratories Ltd. ADR	1,911
167	Eisai Co., Ltd.	6,758
970	Elan Corp. plc ADR •	10,728
68	Eli Lilly & Co.	2,616
348	Forest Laboratories, Inc. •	12,882
317	Medicines Co. •	4,747
353	Merck & Co., Inc.	12,055
220	Mylan, Inc. •	5,000
19	Ono Pharmaceutical Co., Ltd.	1,073
144	Optimer Pharmaceuticals, Inc. •	1,526
425	Pfizer, Inc.	8,173
495	Shionogi & Co., Ltd.	8,544
51	Simcere Pharmaceutical Group •	561
251	Teva Pharmaceutical Industries Ltd. ADR	11,708
91	UCB S.A.	4,168
105	Watson Pharmaceuticals, Inc. •	7,049
147	Xenoport, Inc. •	1,039
		121,479
	Total common stocks
	(cost $340,911)	$395,541

	Total long-term investments
	(cost $340,911)	$395,541

SHORT-TERM INVESTMENTS - 0.7%
	Repurchase Agreements - 0.7%
	Bank of America Merrill Lynch TriParty Joint Repurchase Agreement (maturing on 08/01/2011 in the amount of $71, collateralized by FHLMC 4.50%, 2040, FNMA 3.12% - 6.00%, 2019 - 2047, value of $73)
$71	0.18%, 7/29/2011	$71
	Barclays Capital TriParty Joint Repurchase Agreement (maturing on 08/01/2011 in the amount of $127, collateralized by FHLMC 0.14%, 2013, value of $130)
127	0.18%, 7/29/2011	127

1

The Hartford Healthcare Fund (formerly The Hartford Global Health Fund)
Schedule of Investments – (continued)
July 31, 2011 (Unaudited)
(000’s Omitted)

Shares or Principal Amount			Market Value ╪
SHORT-TERM INVESTMENTS - 0.7% - (continued)
	Repurchase Agreements - 0.7% - (continued)

BNP Paribas Securities Corp. TriParty Joint
Repurchase Agreement (maturing on
08/01/2011 in the amount of $718,
collateralized by FHLMC 3.50% - 6.00%,
2022 - 2041, FNMA 3.50% - 6.00%, 2019 -
2047, value of $733)

$718	0.20%, 7/29/2011		$718
	Deutsche Bank Securities TriParty Joint Repurchase Agreement (maturing on 08/01/2011 in the amount of $1,831, collateralized by GNMA 3.30% - 7.00%, 2026 - 2051, value of $1,867)
1,831	0.20%, 7/29/2011		1,831
	UBS Securities, Inc. Joint Repurchase Agreement (maturing on 08/01/2011 in the amount of $6, collateralized by U.S. Treasury Bill 1.13%, 2011, value of $6)
6	0.14%, 7/29/2011		6
	UBS Securities, Inc. TriParty Joint Repurchase Agreement (maturing on 08/01/2011 in the amount of $149, collateralized by FHLMC 4.00%, 2025, value of $152)
149	0.20%, 7/29/2011		149
			2,902
	Total short-term investments
	(cost $2,902)		$2,902

	Total investments
	(cost $343,813) ▲	100.7%	$398,443
	Other assets and liabilities	(0.7)%	(2,668)
	Total net assets	100.0%	$395,775

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 17.4% of total net assets at July 31, 2011.

Prices of foreign equities that are principally traded on certain foreign markets may be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

▲	At July 31, 2011, the cost of securities for federal income tax purposes was $353,472 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$76,976
Unrealized Depreciation	(32,005)
Net Unrealized Appreciation	$44,971

•	Currently non-income producing.

Foreign Currency Contracts Outstanding at July 31, 2011

Description	Counterparty	Buy / Sell	Market Value ╪	Contract Amount	Delivery Date	Unrealized Appreciation/ (Depreciation)
Japanese Yen	JP Morgan Securities	Sell	$11,413	$10,774	08/05/2011	$(639)
						$(639)

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

2

The Hartford Healthcare Fund (formerly The Hartford Global Health Fund)
Schedule of Investments – (continued)
July 31, 2011 (Unaudited)
(000’s Omitted)

Diversification by Country
as of July 31, 2011

Percentage of
Country	Net Assets
Belgium	1.1%
China	1.2
Denmark	0.3
Hong Kong	0.5
India	0.5
Ireland	2.7
Israel	3.0
Italy	0.5
Japan	5.9
Netherlands	0.8
Spain	0.2
United Kingdom	0.7
United States	82.6
Short-Term Investments	0.7
Other Assets and Liabilities	(0.7)
Total	100.0%

Investment Valuation Hierarchy Level Summary
July 31, 2011

	Total	Level 1 ♦	Level 2 ♦	Level 3
Assets:
Common Stocks ‡	$395,541	$361,991	$33,550	$–
Short-Term Investments	2,902	–	2,902	–
Total	$398,443	$361,991	$36,452	$–
Liabilities:
Foreign Currency Contracts *	639	–	639	–
Total	$639	$–	$639	$–

♦	For the nine-month period ended July 31, 2011, there were no significant transfer between Level 1 and Level 2.
‡	The Fund has all or primarily all of the equity securities categorized in a particular level. Refer to the Schedule of Investments for further industry breakout.
*	Derivative instruments not reflected in the Schedule of Investments are valued at the unrealized appreciation/depreciation on the investments.

3

The Hartford High Yield Fund
Schedule of Investments
July 31, 2011 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
ASSET & COMMERCIAL MORTGAGE BACKED SECURITIES - 0.6%
	Finance and Insurance - 0.6%
	Banc of America Large Loan
$2,647	1.94%, 11/15/2015 ▪Δ	$2,456
	Soundview NIM Trust
920	0.00%, 12/25/2036 ⌂▪•	–
		2,456

	Total asset & commercial mortgage backed securities
	(cost $3,458)	$2,456

CORPORATE BONDS: INVESTMENT GRADE - 1.2%
	Computer and Electronic Product Manufacturing - 0.3%
	Seagate Technology International
$1,221	10.00%, 05/01/2014 ▪	$1,404

	Information - 0.4%
	Qwest Corp.
1,764	7.25%, 10/15/2035 ‡	1,764

	Paper Manufacturing - 0.5%
	Domtar Corp.
1,765	10.75%, 06/01/2017	2,277

	Total corporate bonds: investment grade
	(cost $5,003)	$5,445

CORPORATE BONDS: NON-INVESTMENT GRADE - 77.0%
	Accommodation and Food Services - 4.1%
	Harrah's Operating Co., Inc.
$607	11.25%, 06/01/2017	$668
	Marina District Finance Co., Inc.
1,292	9.50%, 10/15/2015	1,350
	MGM Mirage, Inc.
7,040	11.13%, 11/15/2017	8,114
	MGM Resorts International
6,155	11.38%, 03/01/2018	7,140
	Sugarhouse HSP Gaming Prop Mezz L.P.
734	8.63%, 04/15/2016 ▪	763
	Wynn Las Vegas LLC
801	7.75%, 08/15/2020	885
		18,920
	Administrative Waste Management and Remediation - 0.5%
	Bankrate, Inc.
655	11.75%, 07/15/2015 ▪	755
	Energy Solutions, Inc. LLC
1,606	10.75%, 08/15/2018	1,698
		2,453
	Agriculture, Forestry, Fishing and Hunting - 0.7%
	American Seafood Group LLC
1,898	10.75%, 05/15/2016 ▪	1,993
1,275	15.00%, 05/15/2017 ▪	1,305
		3,298
	Air Transportation - 0.6%
	Continental Airlines, Inc.
651	7.37%, 12/15/2015	651
	United Air Lines, Inc.
2,110	9.88%, 08/01/2013 ▪	2,226
		2,877
	Apparel Manufacturing - 0.4%
	Quiksilver, Inc.
1,838	6.88%, 04/15/2015	1,790

	Arts, Entertainment and Recreation - 8.0%
	Bresnan Broadband Holdings LLC
1,293	8.00%, 12/15/2018 ▪	1,341
	Cenveo, Inc.
1,700	10.50%, 08/15/2016 ▪	1,675
	Cequel Communication LLC
1,734	8.63%, 11/15/2017 ▪	1,845
	Citadel Broadcasting Corp.
1,937	7.75%, 12/15/2018 ▪	2,085
	Citycenter Holdings LLC
1,509	10.75%, 01/15/2017 ▪	1,616
	Clubcorp Club Operations, Inc.
1,831	10.00%, 12/01/2018	1,822
	Downstream Development Authority
1,052	10.50%, 07/01/2019 ▪	1,044
	Equinix, Inc.
323	7.00%, 07/15/2021	336
	FireKeepers Development Authority
4,155	13.88%, 05/01/2015 ▪	4,788
	First Data Corp.
3,497	10.55%, 09/24/2015	3,515
	Knight Ridder, Inc.
7,421	6.88%, 03/15/2029	4,341
	McClatchy Co.
3,197	11.50%, 02/15/2017	3,381
	NAI Entertainment Holdings LLC
915	8.25%, 12/15/2017 ▪	989
	TL Acquisitions, Inc.
2,108	13.25%, 07/15/2015 ▪	1,771
	XM Satellite Radio, Inc.
1,731	7.63%, 11/01/2018 ▪	1,835
3,621	13.00%, 08/01/2013 ▪	4,245
		36,629
	Chemical Manufacturing - 1.7%
	Eastman Kodak Co.
1,800	10.63%, 03/15/2019 ▪	1,512
	Ferro Corp.
1,667	7.88%, 08/15/2018	1,755
	Hexion Specialty Chemicals
1,680	8.88%, 02/01/2018	1,781
	Lyondell Chemical Co.
2,369	11.00%, 05/01/2018	2,683
		7,731
	Computer and Electronic Product Manufacturing - 2.4%
	Advanced Micro Devices, Inc.
1,321	8.13%, 12/15/2017	1,404
	Magnachip Semiconductor
1,527	10.50%, 04/15/2018	1,691
	Nextel Communications, Inc.
1,761	7.38%, 08/01/2015	1,761

1

The Hartford High Yield Fund
Schedule of Investments ― (continued)
July 31, 2011 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
CORPORATE BONDS: NON-INVESTMENT GRADE - 77.0% - (continued)
	Computer and Electronic Product Manufacturing - 2.4% - (continued)
	Seagate HDD Cayman
$1,710	7.75%, 12/15/2018 ▪	$1,795
	Sorenson Communications
1,280	10.50%, 02/01/2015 ▪	877
	Spansion LLC
1,434	7.88%, 11/15/2017 ▪	1,477
	Stratus Technologies, Inc.
935	12.00%, 03/29/2015	907
	Viasystems, Inc.
1,230	12.00%, 01/15/2015 ▪	1,350
		11,262
	Construction - 1.1%
	D.R. Horton, Inc.
1,275	6.50%, 04/15/2016	1,333
	KB Home & Broad Home Corp.
1,405	6.25%, 06/15/2015	1,324
	Pulte Homes, Inc.
1,954	7.88%, 06/15/2032	1,783
	Shea Homes L.P.
721	8.63%, 05/15/2019 ▪	719
		5,159
	Educational Services - 0.3%
	Laureate Education, Inc.
1,478	10.00%, 08/15/2015 ▪	1,543

	Fabricated Metal Product Manufacturing - 0.3%
	BWAY Holding Co.
1,173	10.00%, 06/15/2018	1,284

	Finance and Insurance - 11.9%
	Ally Financial, Inc.
2,130	7.50%, 09/15/2020	2,237
1,967	8.30%, 02/12/2015	2,154
	CB Richard Ellis Service
1,500	11.63%, 06/15/2017	1,736
	CIT Group, Inc.
1,792	5.25%, 04/01/2014 ▪	1,797
12,831	7.00%, 05/01/2017 ‡	12,863
	CNL Lifestyle Properties
2,069	7.25%, 04/15/2019 ▪	1,888
	Ford Motor Credit Co.
2,415	12.00%, 05/15/2015	3,032
	GMAC LLC
1,250	8.00%, 11/01/2031	1,339
	Hub International Holdings, Inc.
1,834	10.25%, 06/15/2015 ▪	1,834
	LBI Escrow Corp.
2,116	8.00%, 11/01/2017 ▪	2,391
	Liberty Mutual Group, Inc.
2,189	10.75%, 06/15/2058 ▪	2,895
	Offshore Group Investments Ltd.
1,430	11.50%, 08/01/2015	1,584
190	11.50%, 08/01/2015 ▪	210
	Penson Worldwide, Inc.
2,224	12.50%, 05/15/2017 ▪	2,068
	Pinafore LLC
1,070	9.00%, 10/01/2018 ▪	1,169
	Provident Funding Associates L.P.
1,292	10.13%, 02/15/2019 ▪	1,316
2,839	10.25%, 04/15/2017 ▪	3,102
	Residential Capital LLC
2,660	9.63%, 05/15/2015	2,620
	Springleaf Finance Corp.
7,222	6.90%, 12/15/2017	6,762
	UPCB Finance III Ltd.
1,735	6.63%, 07/01/2020 ▪	1,739
		54,736
	Food Manufacturing - 1.7%
	Dole Food Co., Inc.
2,211	13.88%, 03/15/2014	2,653
	JBS USA LLC
1,836	7.25%, 06/01/2021 ▪	1,813
	Smithfield Foods, Inc.
3,014	10.00%, 07/15/2014	3,523
		7,989
	Food Services - 0.6%
	Fiesta Restaurant Group
282	8.88%, 08/15/2016 ▪☼	288
	Landry's Restaurants, Inc.
2,324	11.63%, 12/01/2015	2,539
		2,827
	Health Care and Social Assistance - 5.5%
	Alere, Inc.
1,621	7.88%, 02/01/2016	1,657
	Aurora Diagnostics Holdings
1,728	10.75%, 01/15/2018 ▪	1,814
	Biomet, Inc.
2,001	10.38%, 10/15/2017	2,181
	Endo Pharmaceuticals Holdings, Inc.
721	7.00%, 07/15/2019 ▪	755
	Examworks Group, Inc.
426	9.00%, 07/15/2019 ▪	439
	HCA, Inc.
938	6.50%, 02/15/2020 ☼	952
7,583	7.50%, 02/15/2022 - 11/15/2095 ☼	6,428
1,529	8.50%, 04/15/2019	1,686
4,135	9.25%, 11/15/2016	4,411
	LifePoint Hospitals, Inc.
1,728	6.63%, 10/01/2020	1,765
	Rite Aid Corp.
1,433	10.25%, 10/15/2019	1,591
	Warner Chilcott, Inc.
1,751	7.75%, 09/15/2018 ▪	1,769
		25,448
	Information - 6.1%
	Charter Communications Holdings II LLC
2,179	13.50%, 11/30/2016	2,571
	Citizens Communications Co.
1,796	7.88%, 01/15/2027	1,747
	Clearwire Corp.
2,508	12.00%, 12/01/2015 ▪	2,561

2

The Hartford High Yield Fund
Schedule of Investments ― (continued)
July 31, 2011 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
CORPORATE BONDS: NON-INVESTMENT GRADE - 77.0% - (continued)
	Information - 6.1% - (continued)
	DISH DBS Corp.
$1,805	6.75%, 06/01/2021 ▪	$1,864
	Evertec, Inc.
1,372	11.00%, 10/01/2018 ▪	1,451
	GXS Worldwide, Inc.
1,715	9.75%, 06/15/2015	1,732
	iGate Corp.
1,375	9.00%, 05/01/2016 ▪	1,375
	Level 3 Financing, Inc.
4,887	10.00%, 02/01/2018	5,266
	Paetec Holding Corp.
1,306	9.88%, 12/01/2018	1,401
	SoftBrands, Inc.
955	11.50%, 07/15/2018 ▪	936
	Sprint Capital Corp.
2,084	8.75%, 03/15/2032	2,256
	Trilogy International Partners LLC
2,166	10.25%, 08/15/2016 ▪	2,188
	Windstream Corp.
2,285	7.50%, 04/01/2023	2,322
		27,670
	Machinery Manufacturing - 0.6%
	Case New Holland, Inc.
2,459	7.88%, 12/01/2017 ▪	2,785

	Mining - 0.7%
	Arch Coal, Inc.
2,204	7.25%, 06/15/2021 ▪	2,314
	Vulcan Materials Co.
692	7.50%, 06/15/2021	694
		3,008
	Miscellaneous Manufacturing - 0.9%
	BE Aerospace, Inc.
1,257	6.88%, 10/01/2020	1,351
	Ducommun, Inc.
513	9.75%, 07/15/2018 ▪	527
	Reynolds Group Issuer, Inc.
1,175	7.13%, 04/15/2019 ▪	1,143
1,130	9.88%, 08/15/2019 ▪☼	1,137
		4,158
	Motor Vehicle & Parts Manufacturing - 1.5%
	Ford Motor Co.
1,275	7.50%, 08/01/2026	1,345
2,609	9.22%, 09/15/2021	3,074
	TRW Automotive, Inc.
1,329	3.50%, 12/01/2015 ۞▪	2,452
		6,871
	Paper Manufacturing - 0.9%
	Longview Fibre Co.
483	8.00%, 06/01/2016 ▪	495
	Mercer International, Inc.
1,933	9.50%, 12/01/2017	2,064
	Westvaco Corp.
1,155	8.20%, 01/15/2030	1,295
		3,854
	Petroleum and Coal Products Manufacturing - 6.8%
	Alon Refinancing Krotz Springs, Inc.
2,072	13.50%, 10/15/2014	2,186
	Alpha Natural Resources, Inc.
1,444	6.00%, 06/01/2019	1,489
	Bill Barrett Corp.
1,060	9.88%, 07/15/2016	1,198
	Chaparral Energy, Inc.
1,402	9.88%, 10/01/2020	1,532
	Chesapeake Energy Corp.
1,805	6.88%, 08/15/2018	1,949
	Concho Resources, Inc.
1,669	7.00%, 01/15/2021	1,798
	Denbury Resources, Inc.
1,343	9.75%, 03/01/2016	1,501
	Drummond Co., Inc.
1,627	9.00%, 10/15/2014 ▪	1,713
	EV Energy Partners Finance
1,143	8.00%, 04/15/2019 ▪	1,180
	Headwaters, Inc.
1,213	7.63%, 04/01/2019	1,152
	Key Energy Services, Inc.
1,805	6.75%, 03/01/2021	1,864
	Plains Exploration & Production Co.
2,403	10.00%, 03/01/2016	2,715
	Regency Energy Partners L.P.
1,601	9.38%, 06/01/2016	1,791
	Rosetta Resources, Inc.
1,582	9.50%, 04/15/2018	1,768
	Sandridge Energy, Inc.
1,610	8.75%, 01/15/2020	1,767
	Star Gas Partners L.P.
479	8.88%, 12/01/2017	499
	Targa Resources Partners
1,494	11.25%, 07/15/2017 ‡	1,714
	Venoco, Inc.
1,165	8.88%, 02/15/2019	1,206
	Western Refining, Inc.
1,958	11.25%, 06/15/2017 ▪	2,232
		31,254
	Pipeline Transportation - 1.7%
	Chesapeake Midstream Partners
799	5.88%, 04/15/2021 ▪	797
	Dynegy Holdings, Inc.
4,434	7.75%, 06/01/2019	3,015
	Eagle Rock Energy Partners L.P.
658	8.38%, 06/01/2019 ▪	673
	El Paso Corp.
1,668	7.80%, 08/01/2031	1,978
	Energy Transfer Equity L.P.
1,257	7.50%, 10/15/2020	1,345
		7,808
	Plastics and Rubber Products Manufacturing - 0.6%
	Plastipak Holdings, Inc.
1,154	10.63%, 08/15/2019 ▪	1,316
	Titan International, Inc.
1,346	7.88%, 10/01/2017 ▪	1,433
		2,749

3

The Hartford High Yield Fund
Schedule of Investments ― (continued)
July 31, 2011 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
CORPORATE BONDS: NON-INVESTMENT GRADE - 77.0% - (continued)
	Primary Metal Manufacturing - 0.4%
	Aleris International, Inc.
$1,740	7.63%, 02/15/2018 ▪	$1,766

	Printing and Related Support Activities - 0.6%
	Harland Clarke Holdings
1,860	9.50%, 05/15/2015	1,674
	Sheridan Group, Inc.
1,143	12.50%, 04/15/2014 ▪	1,063
		2,737
	Professional, Scientific and Technical Services - 2.9%
	Affinion Group, Inc.
7,250	11.50%, 10/15/2015	7,449
4,326	11.63%, 11/15/2015 ▪	4,337
	Global Geophysical Services, Inc.
1,419	10.50%, 05/01/2017	1,501
		13,287
	Public Administration - 0.3%
	CDRT Merger Sub, Inc.
1,209	8.13%, 06/01/2019 ▪	1,209

	Rail Transportation - 0.3%
	RailAmerica, Inc.
1,195	9.25%, 07/01/2017	1,314

	Real Estate and Rental and Leasing - 2.7%
	Ashtead Capital, Inc.
2,000	9.00%, 08/15/2016 ▪	2,080
	Avis Budget Car Rental LLC
2,033	9.63%, 03/15/2018	2,203
	International Lease Finance Corp.
2,725	8.88%, 09/01/2017	3,052
	Maxim Crane Works L.P.
1,736	12.25%, 04/15/2015 ▪	1,719
	Realogy Corp.
1,401	11.75%, 04/15/2014	1,381
	United Rentals North America, Inc.
1,757	8.38%, 09/15/2020	1,827
		12,262
	Retail Trade - 3.8%
	Academy Ltd.
304	9.25%, 08/01/2019 ▪☼	309
	Amerigas Partners L.P.
866	6.25%, 08/20/2019 ☼	868
	Building Materials Corp.
2,332	7.50%, 03/15/2020 ▪	2,460
	Dollar General Corp.
2,100	11.88%, 07/15/2017	2,383
	Hillman Group, Inc.
1,461	10.88%, 06/01/2018	1,589
333	10.88%, 06/01/2018 ▪	362
	J.C. Penney Co., Inc.
1,959	7.63%, 03/01/2097	1,744
	Liz Claiborne, Inc.
1,330	10.50%, 04/15/2019 ▪	1,380
	Nebraska Book Co.
1,657	10.00%, 12/01/2011 Ψ	1,653
	Sears Holdings Corp.
1,909	6.63%, 10/15/2018 ▪	1,742
	Supervalu, Inc.
1,359	8.00%, 05/01/2016	1,410
	Toys R Us, Inc.
1,701	7.38%, 09/01/2016 ▪	1,752
		17,652
	Soap, Cleaning Compound, and Toilet Manufacturing - 0.4%
	Yankee Candle Co.
1,703	10.25%, 02/15/2016 ▪	1,720

	Textile Product Mills - 0.3%
	Interface, Inc.
1,138	7.63%, 12/01/2018	1,212

	Truck Transportation - 0.9%
	Swift Transportation Co., Inc.
3,739	12.50%, 05/15/2017 ▪	3,991

	Utilities - 3.5%
	AES Corp.
1,546	9.75%, 04/15/2016	1,770
	Calpine Corp.
2,140	7.88%, 01/15/2023 ▪	2,247
	Edison Mission Energy
3,929	7.00%, 05/15/2017	2,986
	Energy Future Intermediate Holding Co. LLC
2,320	10.00%, 12/01/2020	2,448
	NRG Energy, Inc.
4,147	8.50%, 06/15/2019	4,313
	Reliant Energy, Inc.
1,153	9.24%, 07/02/2017	1,245
	Texas Competitive Electric Co.
992	11.50%, 10/01/2020 ▪	918
		15,927
	Water Transportation - 0.5%
	NCL Corp., Ltd.
543	11.75%, 11/15/2016	627
	Ship Finance International Ltd.
1,633	8.50%, 12/15/2013 ‡	1,643
		2,270
	Wholesale Trade - 0.8%
	Spectrum Brands, Inc.
2,363	12.00%, 08/28/2019	2,623
	U.S. Foodservice, Inc.
1,195	8.50%, 06/30/2019 ▪	1,183
		3,806
	Total corporate bonds: non-investment grade
	(cost $341,430)	$353,256

FOREIGN BONDS - 6.3%
	Arts, Entertainment and Recreation - 0.7%
	UPC Germany GMBH
$1,600	8.13%, 12/01/2017 ▪	$1,720

4

The Hartford High Yield Fund
Schedule of Investments ― (continued)
July 31, 2011 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
FOREIGN BONDS - 6.3% - (continued)
	Arts, Entertainment and Recreation - 0.7% - (continued)
	Virgin Media Finance plc
$1,400	9.50%, 08/15/2016	$1,575
		3,295
	Chemical Manufacturing - 0.4%
	Ineos Group Holdings plc
1,745	8.50%, 02/15/2016 ▪	1,749

	Health Care and Social Assistance - 0.6%
	Valeant Pharmaceuticals International
2,743	7.00%, 10/01/2020 ▪	2,647

	Information - 2.2%
	Intelsat Bermuda Ltd.
2,062	11.50%, 02/04/2017	2,216
	Intelsat Jackson Holdings Ltd.
3,205	8.50%, 11/01/2019	3,429
	Kabel Baden Wurttemberg GMBH & Co.
1,591	7.50%, 03/15/2019 ▪	1,639
	Videotron Ltee
1,571	9.13%, 04/15/2018	1,765
	Wind Acquisition Finance S.A
1,163	11.75%, 07/15/2017 ▪	1,289
		10,338
	Mining - 0.9%
	FMG Resources Pty Ltd.
2,424	7.00%, 11/01/2015 ▪	2,512
	Taseko Mines Ltd.
1,811	7.75%, 04/15/2019	1,843
		4,355
	Paper Manufacturing - 0.2%
	Sappi Papier Holding, Inc.
1,143	6.63%, 04/15/2021 ▪	1,126

	Primary Metal Manufacturing - 0.4%
	Novelis, Inc.
1,628	8.38%, 12/15/2017	1,773

	Retail Trade - 0.9%
	Jaguar Land Rover plc
2,234	8.13%, 05/15/2021 ▪	2,262
	Masonite International Co.
1,765	8.25%, 04/15/2021 ▪	1,778
		4,040
	Total foreign bonds
	(cost $28,795)	$29,323

SENIOR FLOATING RATE INTERESTS: NON-INVESTMENT GRADE♦ - 8.1%
	Air Transportation - 0.4%
	Macquarie Aircraft Leasing Finance S.A., Second Lien Term Loan
$2,022	4.19%, 11/29/2013 ±⌂	$1,860

	Arts, Entertainment and Recreation - 1.0%
	AMC Entertainment Holdings, Inc.
3,875	5.25%, 06/13/2012 ±	3,836

	Chester Downs and Marina LLC, Loan
867	12.38%, 07/31/2016 ±	881
		4,717
	Finance and Insurance - 1.9%
	Asurion Corp., Second Lien Term Loan
1,452	9.00%, 05/24/2019 ±	1,460
	BNY Convergex Group LLC, 2nd Lien Eze Borrower Term Loan Committment
230	8.75%, 12/17/2017 ±	234
	BNY Convergex Group LLC, 2nd Lien Top Borrower Term Loan Committment
547	8.75%, 12/17/2017 ±	556
	Chrysler Group LLC
1,865	6.00%, 05/24/2017 ±	1,814
	Nuveen Investments, Inc., Second Lien Term Loan
4,179	12.50%, 07/31/2015 ±	4,429
		8,493
	Information - 1.7%
	Level 3 Communications Corp., Tranche Loan B Add-On
4,139	11.50%, 03/13/2014 ±	4,342
	WideOpenWest Finance LLC, Second Lien Term Loan
3,465	6.44%, 06/29/2015 ±	3,286
		7,628
	Motor Vehicle & Parts Manufacturing - 1.9%
	General Motors Co.
9,860	0.44%, 10/27/2015 ◊☼	8,880

	Retail Trade - 1.2%
	Easton-Bell Sports, Inc.
5,647	11.50%, 12/31/2015 ±⌂	5,647

	Total senior floating rate interests: non-investment grade
	(cost $37,717)	$37,225

COMMON STOCKS - 0.2%
	Energy - 0.2%
104,552	KCA Deutag ⌂•†	$1,077

	Software & Services - 0.0%
16	Stratus Technologies, Inc. ⌂•†	–

	Total common stocks
	(cost $1,417)	$1,077

PREFERRED STOCKS - 1.3%
	Automobiles & Components - 1.3%
12	Dana Holding Corp. Preferred, 4.00% ۞▪	$1,673
96	General Motors Co. Preferred, 4.75% ۞	4,420
		6,093

5

The Hartford High Yield Fund
Schedule of Investments ― (continued)
July 31, 2011 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
PREFERRED STOCKS - 1.3% - (continued)
	Software & Services - 0.0%
4	Stratus Technologies, Inc. ⌂†		$–

	Total preferred stocks
	(cost $6,587)		$6,093

WARRANTS - 0.0%
	Food, Beverage & Tobacco - 0.0%
1	ASG Consolidated LLC ⌂▪		$136

	Total warrants
	(cost $31)		$136

	Total long-term investments
	(cost $424,438)		$435,011

SHORT-TERM INVESTMENTS - 4.8%
	Investment Pools and Funds - 4.8%
21,859	JP Morgan U.S. Government Money Market Fund		$21,859

	Total short-term investments
	(cost $21,859)		$21,859

	Total investments
	(cost $446,297) ▲	99.5%	$456,870
	Other assets and liabilities	0.5%	2,436
	Total net assets	100.0%	$459,306

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 6.6% of total net assets at July 31, 2011.

Prices of foreign equities that are principally traded on certain foreign markets may be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

▲	At July 31, 2011, the cost of securities for federal income tax purposes was $446,919 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$15,633
Unrealized Depreciation	(5,682)
Net Unrealized Appreciation	$9,951

†
The aggregate value of securities valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Company's Board of Directors at July 31, 2011, was $1,077, which represents 0.23% of total net assets.

•	Currently non-income producing. For long-term debt securities, items identified are in default as to payment of interest and/or principal.

Ψ	The company is in bankruptcy. The investment held by the fund is current with respect to interest payments.

Δ	Variable rate securities; the rate reported is the coupon rate in effect at July 31, 2011.

±	The interest rate disclosed for these securities represents the average coupon as of July 31, 2011.

◊	The interest rate disclosed for these securities represents an estimated average coupon as of July 31, 2011.

6

The Hartford High Yield Fund
Schedule of Investments ― (continued)
July 31, 2011 (Unaudited)
(000’s Omitted)

♦
Senior floating rate interests generally pay interest rates which are periodically adjusted by reference to a base short-term, floating lending rate plus a premium.  These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as the London Inter-Bank Offered Rate (LIBOR), (ii) the prime rate offered by one or more major United States Banks, or (iii) the bank's certificate of deposit rate.  Senior floating rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election.  The rate at which the borrower repays cannot be predicted with accuracy.  As a result, the actual remaining maturity may be substantially less than the stated maturities shown.

▪
Securities issued within terms of a private placement memorandum, exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers.  Unless otherwise indicated, these holdings are determined to be liquid.  At July 31, 2011, the aggregate value of these securities was $150,037, which represents 32.67% of total net assets.

۞	Convertible security.

☼	The cost of securities purchased on a when-issued, delayed delivery or delayed draw basis at July 31, 2011 was $14,728.

‡	This security, or a portion of this security, has been segregated to cover funding requirements on investment transactions settling in the future.

⌂
The following securities are considered illiquid.  Illiquid securities are often purchased in private placement transactions, are often not registered under the Securities Act of 1933 and may have contractual restrictions on resale. A security may also be considered illiquid if the security lacks a readily available market or if its valuation has not changed for a certain period of time.

Period Acquired	Shares/ Par	Security	Cost Basis
04/2010 - 07/2010	1	ASG Consolidated LLC Warrants - 144A	$31
11/2010 - 07/2011	$5,647	Easton-Bell Sports, Inc., 11.50%, 12/31/2015	5,590
03/2011	104,552	KCA Deutag	1,417
01/2011 - 07/2011	$2,022	Macquarie Aircraft Leasing Finance S.A., Second Lien Term Loan, 4.19%, 11/29/2013	1,830
02/2007	$920	Soundview NIM Trust, 0.00%, 12/25/2036 - 144A	916
03/2010 - 07/2010	4	Stratus Technologies, Inc. Preferred	–
03/2010 - 07/2010	16	Stratus Technologies, Inc.	–

The aggregate value of these securities at July 31, 2011, was $8,720, which represents 1.90% of total net assets.

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

Distribution by Credit Quality
as of July 31, 2011

Credit Rating *	Percentage of Net Assets
Baa / BBB	1.2%
Ba / BB	19.1
B	45.3
Caa / CCC or Lower	24.9
Unrated	2.7
Cash	6.3
Other Assets & Liabilities	0.5
Total	100.0%

*
Does not apply to the Fund itself. Based upon Moody’s and S&P long-term credit ratings for the Fund’s holdings as of date noted. If Moody's and S&P assign different ratings to a holding, the lower rating is used. "Unrated" includes fixed-income securities (other than cash-like short-term instruments and U.S. Government securities) for which Moody’s and S&P have not issued long-term credit ratings. “Cash” includes non fixed income instruments and other short-term instruments.

7

The Hartford High Yield Fund
Schedule of Investments ― (continued)
July 31, 2011 (Unaudited)
(000’s Omitted)

Investment Valuation Hierarchy Level Summary
July 31, 2011

	Total	Level 1 ♦	Level 2 ♦	Level 3
Assets:
Asset & Commercial Mortgage Backed Securities	$2,456	$–	$2,456	$–
Common Stocks ‡	1,077	–	–	1,077
Corporate Bonds: Investment Grade	5,445	–	5,445	–
Corporate Bonds: Non-Investment Grade	353,256	–	351,360	1,896
Foreign Bonds	29,323	–	29,323	–
Preferred Stocks	6,093	–	6,093	–
Senior Floating Rate Interests: Non-Investment Grade	37,225	–	37,225	–
Warrants	136	136	–	–
Short-Term Investments	21,859	21,859	–	–
Total	$456,870	$21,995	$431,902	$2,973

♦	For the nine-month period ended July 31, 2011, there were no significant transfer between Level 1 and Level 2.
‡	The Fund has all or primarily all of the equity securities categorized in a particular level. Refer to the Schedule of Investments for further industry breakout.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Balance as of October 31, 2010	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)		Net Amortization	Purchases	Sales	Transfers Into Level 3 *	Transfers Out of Level 3*	Balance as of July 31, 2011
Assets:
Asset & Commercial Mortgage Backed Securities	$—	$—	$—	†	$—	$—	$—	$—	$—	$—
Common Stocks	—	—	(340	)‡	—	1,417	—	—	—	1,077
Corporate Bonds	2,495	(693)	404 §		16	263	(2,191)	2,049	(447)	1,896
Preferred Stocks	—	—	—		—	—	—	—	—	—
Options Purchased	—	(36)	36		—	—	—	—	—	—
Total	$2,495	$(729)	$100		$16	$1,680	$(2,191)	$2,049	$(447)	$2,973

*	Securities are transferred into and out of Level 3 for a variety of reasons including, but not limited to:
1)	Securities where trading has been halted (transfer into Level 3) or securities where trading has resumed (transfer out of Level 3).
2)	Broker quoted securities (transfer into Level 3) or quoted prices in active markets (transfer out of Level 3).
3)	Securities that have certain restrictions on trading (transfer into Level 3) or securities where trading restrictions have expired (transfer out of Level 3).
†	Change in unrealized appreciation or depreciation in the current period relating to assets still held at July 31, 2011 was zero.
‡	Change in unrealized appreciation or depreciation in the current period relating to assets still held at July 31, 2011 was $(340).
§	Change in unrealized appreciation or depreciation in the current period relating to assets still held at July 31, 2011 was $(97).

8

The Hartford Inflation Plus Fund
Schedule of Investments
July 31, 2011 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
ASSET & COMMERCIAL MORTGAGE BACKED SECURITIES - 0.0%
	Finance and Insurance - 0.0%
	Nationstar Home Equity Loan Trust
$33	0.00%, 03/25/2037 ⌂▪•	$–

	Total asset & commercial mortgage backed securities
	(cost $33)	$–

U.S. GOVERNMENT AGENCIES - 3.3%
	Federal National Mortgage Association - 3.3%
$74,000	2.35%, 09/23/2016	$74,194
6	9.75%, 07/01/2020	6
4	10.50%, 02/01/2012 - 12/01/2018	4
1	11.50%, 07/01/2015	1
6	12.00%, 09/01/2014	6
		74,211
	Government National Mortgage Association - 0.0%
5	11.00%, 12/20/2015 - 12/20/2018	6

	Total U.S. government agencies
	(cost $74,011)	$74,217

U.S. GOVERNMENT SECURITIES - 93.9%
	U.S. Treasury Securities - 93.9%
	U.S. Treasury Bonds - 35.4%
$84,385	1.75%, 01/15/2028 ◄	$102,026
45,580	2.00%, 01/15/2026 ◄	60,191
9,490	2.13%, 02/15/2040 ◄	11,675
354,255	2.38%, 01/15/2025 - 01/15/2027 ◄	496,422
82,310	2.50%, 01/15/2029 ◄	107,393
5,000	3.63%, 04/15/2028 ◄	9,765
		787,472
	U.S. Treasury Notes - 58.5%
161,480	0.50%, 04/15/2015 ◄	178,266
54,000	0.63%, 04/15/2013 ◄	59,632
114,242	0.63%, 07/15/2021 ◄	117,363
164,175	1.13%, 01/15/2021 ◄	182,691
83,610	1.25%, 04/15/2014 - 07/15/2020 ◄	95,279
108,695	1.38%, 01/15/2020 ◄	125,843
76,630	1.38%, 07/15/2018 ◄	89,634
19,955	1.88%, 07/15/2019 ◄	24,345
227,110	2.00%, 07/15/2014 - 01/15/2016 ◄Ø	295,954
25,000	2.13%, 01/15/2019 ◄	30,754
15,000	2.38%, 05/31/2018	15,309
60,000	2.63%, 07/15/2017 ◄	77,880
9,900	3.13%, 05/15/2021 □	10,171
		1,303,121
		2,090,593
	Total U.S. government securities
	(cost $1,973,291)	$2,090,593

Contracts		Market Value ╪
PUT OPTIONS PURCHASED - 0.1%
	Future Option Contract - 0.1%
	5 Year U.S. Treasury Note
	Expiration: 08/29/2011, Exercise Price:
2	$118.00 Ø	$109
	Expiration: 08/29/2011, Exercise Price:
2	$120.00 Ø	317
	90 Day Euro
	Expiration: 03/20/2012, Exercise Price:
1	$99.00 Ø	181
	U.S. Treasury Bond
	Expiration: 08/29/2011, Exercise Price:
2	$121.00 Ø	500
	U.S. Ultra Bond
	Expiration: 08/29/2011, Exercise Price:
1	$124.00 Ø	391
		1,498
	Total put options purchased
	(cost $6,531)	$1,498

	Total long-term investments
	(cost $2,053,866)	$2,166,308

Shares or Principal Amount		Market Value ╪
SHORT-TERM INVESTMENTS - 2.8%
	Investment Pools and Funds - 0.0%
1	JP Morgan U.S. Government Money Market Fund	$1

	Repurchase Agreements - 2.5%
	BNP Paribas Securities Corp. TriParty Joint Repurchase Agreement (maturing on 08/01/2011 in the amount of $13,874, collateralized by U.S. Treasury Bond 6.13%, 2029, value of $14,151)
$13,874	0.13%, 7/29/2011	13,874
	Deutsche Bank Securities TriParty Joint Repurchase Agreement (maturing on 08/01/2011 in the amount of $13,327, collateralized by U.S. Treasury Bond 6.50%, 2026, value of $13,593)
13,327	0.14%, 7/29/2011	13,327

RBS Greenwich Capital Markets TriParty
Joint Repurchase Agreement (maturing on
08/01/2011 in the amount of $20,282,
collateralized by U.S. Treasury Bond
3.38% - 4.50%, 2038 - 2041, U.S.
Treasury Note 0.50% - 1.00%, 2013, value
of $20,688)

20,282	0.15%, 7/29/2011	20,282
	UBS Securities, Inc. TriParty Joint Repurchase Agreement (maturing on 08/01/2011 in the amount of $9,249, collateralized by U.S. Treasury Note 0.50%, 2015, value of $9,434)
9,249	0.15%, 7/29/2011	9,249
		56,732

1

The Hartford Inflation Plus Fund
Schedule of Investments ― (continued)
July 31, 2011 (Unaudited)
(000’s Omitted)

Shares or Principal Amount			Market Value ╪
SHORT-TERM INVESTMENTS - 2.8% - (continued)
	U.S. Treasury Bills - 0.3%
$5,000	0.07%, 10/27/2011 ○		$4,999

	Total short-term investments
	(cost $61,732)		$61,732

	Total investments
	(cost $2,115,598) ▲	100.1%	$2,228,040
	Other assets and liabilities	(0.1)%	(1,426)
	Total net assets	100.0%	$2,226,614

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

▲	At July 31, 2011, the cost of securities for federal income tax purposes was $2,130,942 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$117,509
Unrealized Depreciation	(20,411)
Net Unrealized Appreciation	$97,098

•	Currently non-income producing. For long-term debt securities, items identified are in default as to payment of interest and/or principal.

○	The interest rate disclosed for these securities represents the effective yield on the date of the acquisition.

◄
U.S. Treasury inflation-protected securities (TIPS) are securities in which the principal amount is adjusted for inflation and the semiannual interest payments equal a fixed percentage of the inflation-adjusted principal amount.

▪
Securities issued within terms of a private placement memorandum, exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers.  Unless otherwise indicated, these holdings are determined to be liquid.  At July 31, 2011, the aggregate value and percentage of net assets of these securities rounds to zero.

□	Security pledged as initial margin deposit for open futures contracts held at July 31, 2011 as listed in the table below:

Description	Number of Contracts*	Position	Expiration Date	Market Value ╪	Notional Amount	Unrealized Appreciation/ (Depreciation)
U.S. Long Bond	350	Long	09/21/2011	$44,844	$44,326	$518

*	The number of contracts does not omit 000's.

Ø	Securities valued at $1,081 collateralized the written put options in the table below.

Issuer	Option Type	Exercise Price/ Rate	Expiration Date	Number of Contracts*	Market Value ╪	Premiums Received	Unrealized Appreciation (Depreciation)
10 Year U.S. Treasury Note	Future	$122.00	08/29/2011	750	$152	$455	$303
10 Year U.S. Treasury Note	Future	$123.00	08/29/2011	1	–	–	–
10 Year U.S. Treasury Note	Future	$123.50	08/29/2011	173	68	68	–
5 Year U.S. Treasury Note	Future	$116.00	08/29/2011	2,000	31	308	277
5 Year U.S. Treasury Note	Future	$119.00	08/29/2011	1,500	164	535	371
90 Day Euro	Future	$98.50	03/20/2012	1,000	88	285	197
U.S. Treasury Bond	Future	$120.00	08/29/2011	2,000	344	1,417	1,073
U.S. Ultra Bond	Future	$122.00	08/29/2011	1,000	234	794	560
					$1,081	$3,862	$2,781

*	The number of contracts does not omit 000's.

2

The Hartford Inflation Plus Fund
Schedule of Investments ― (continued)
July 31, 2011 (Unaudited)
(000’s Omitted)

⌂
The following securities are considered illiquid.  Illiquid securities are often purchased in private placement transactions, are often not registered under the Securities Act of 1933 and may have contractual restrictions on resale. A security may also be considered illiquid if the security lacks a readily available market or if its valuation has not changed for a certain period of time.

Period Acquired	Shares/ Par	Security	Cost Basis
04/2007	$33	Nationstar Home Equity Loan Trust, 0.00%, 03/25/2037 - 144A	$33

The aggregate value and percentage of net assets of these securities at July 31, 2011, rounds to zero.

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

Distribution by Credit Quality
as of July 31, 2011

Credit Rating *	Percentage of Net Assets
Caa / CCC or Lower	0.0
U.S. Government Securities	97.5
Cash	2.6
Other Assets & Liabilities	(0.1)
Total	100.0%

*
Does not apply to the Fund itself. Based upon Moody’s and S&P long-term credit ratings for the Fund’s holdings as of date noted. If Moody's and S&P assign different ratings to a holding, the lower rating is used. "Unrated" includes fixed-income securities (other than cash-like short-term instruments and U.S. Government securities) for which Moody’s and S&P have not issued long-term credit ratings. “Cash” includes non fixed income instruments and other short-term instruments.

3

The Hartford Inflation Plus Fund
Schedule of Investments ― (continued)
July 31, 2011 (Unaudited)
(000’s Omitted)

Investment Valuation Hierarchy Level Summary
July 31, 2011

	Total	Level 1 ♦	Level 2 ♦	Level 3
Assets:
Asset & Commercial Mortgage Backed Securities	$–	$–	$–	$–
Put Options Purchased	1,498	1,498	–	–
U.S. Government Agencies	74,217	–	74,217	–
U.S. Government Securities	2,090,593	234,927	1,855,666	–
Short-Term Investments	61,732	1	61,731	–
Total	$2,228,040	$236,426	$1,991,614	$–
Futures *	518	518	–	–
Written Options *	2,781	2,781	–	–
Total	$3,299	$3,299	$–	$–

♦	For the nine-month period ended July 31, 2011, there were no significant transfer between Level 1 and Level 2.
*	Derivative instruments not reflected in the Schedule of Investments are valued at the unrealized appreciation/depreciation on the investments.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Balance as of October 31, 2010	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)		Net Amortization	Purchases	Sales	Transfers Into Level 3	Transfers Out of Level 3	Balance as of July 31, 2011
Assets:
Asset & Commercial Mortgage
Backed Securities	$—	$—	$—	*	$—	$—	$—	$—	$—	$—
Total	$—	$—	$—		$—	$—	$—	$—	$—	$—

*	Change in unrealized appreciation or depreciation in the current period relating to assets still held at July 31, 2011 rounds to zero.

4

The Hartford International Growth Fund
Schedule of Investments
July 31, 2011 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 96.0%
	Australia - 2.8%
14	BHP Billiton Ltd. ADR	$1,264
19	Campbell Brothers	950
252	Challenger Financial Services Group Ltd.	1,353
189	Transurban Group	1,059
		4,626
	Austria - 1.3%
11	Andritz AG	1,106
22	Voestalpine AG	1,142
		2,248
	Brazil - 1.6%
57	Cetip S.A. - Balcao Organizado	968
44	Companhia Energetica de Minas Gerais	827
26	Petroleo Brasileiro S.A. ADR	893
		2,688
	Canada - 5.3%
42	Barrick Gold Corp.	2,003
101	CAE, Inc.	1,319
63	CGI Group, Inc. Class A •	1,362
90	Methanex Corp.	2,654
29	SNC-Lavalin Group, Inc.	1,619
		8,957
	China - 1.8%
9	Baidu, Inc. ADR •	1,422
36	Ctrip.com International Ltd. ADR •	1,676
		3,098
	Colombia - 0.5%
62	Almacenes Exito S.A.	814

	Denmark - 2.0%
102	DSV A/S	2,269
9	Novo Nordisk A/S	1,114
		3,383
	Finland - 2.2%
24	Metso Oyj	1,159
50	Outotec Oyj	2,451
		3,610
	France - 13.9%
469	Alcatel S.A. •	1,871
13	Bureau Veritas S.A.	1,038
27	Cie Generale d'Optique Essilor International S.A.	2,141
86	Club Mediterranee •	2,027
13	Dassault Systemes S.A.	1,169
30	Edenred	873
19	Groupe Danone	1,369
6	Pinault-Printemps-Redoute S.A.	1,160
46	Rexel S.A.	1,004
69	Safran S.A.	2,851
24	Schneider Electric S.A.	3,397
34	Vallourec	3,426
12	Zodiac Aerospace	1,049
		23,375
	Germany - 4.5%
18	Adidas-Salomon AG	1,358
12	BASF SE	1,117
21	Fresenius Medical Care AG & Co.	1,631
14	MTU Aero Engines Holdings AG	1,026
19	SAP AG	1,219
24	Software AG	1,173
		7,524
	Hong Kong - 1.3%
697	Li & Fung Ltd.	1,158
366	Shangri-La Asia Ltd.	943
		2,101
	India - 0.4%
79	Educomp Solutions Ltd.	617

	Israel - 2.0%
27	Check Point Software Technologies Ltd. ADR •	1,553
39	Teva Pharmaceutical Industries Ltd. ADR	1,797
		3,350
	Japan - 9.5%
93	Bridgestone Corp.	2,303
32	DeNa Co., Ltd.	1,568
86	IBJ Leasing Co., Ltd.	2,111
88	Nabtesco Corp.	2,225
51	Sega Sammy Holdings, Inc.	1,088
7	SMC Corp.	1,214
46	Softbank Corp.	1,794
32	West Japan Railway Co.	1,357
75	Yamaha Motor Co., Ltd.	1,457
55	Yusen Logistics Co. Ltd.	885
		16,002
	Luxembourg - 1.6%
461	Samsonite International S.A. •	988
60	SES Global S.A.	1,624
		2,612
	Mexico - 0.8%
53	America Movil S.A. de C.V. ADR	1,367

	Netherlands - 1.0%
11	Fugro N.V. - CVA	856
15	Heineken N.V.	877
		1,733
	Norway - 3.2%
39	Kongsberg Gruppen ASA	1,086
135	Petroleum Geo-Services •	2,194
38	Yara International ASA	2,150
		5,430
	Panama - 0.9%
23	Copa Holdings S.A. Class A	1,539

	Portugal - 1.0%
85	Jeronimo Martins	1,663

	Russia - 0.7%
44	Mining and Metallurgical Co. Norilsk Nickel ADR	1,168

	South Africa - 0.6%
18	Sasol Ltd.	925

1

The Hartford International Growth Fund
Schedule of Investments ― (continued)
July 31, 2011 (Unaudited)
(000’s Omitted)

Shares or Principal Amount			Market Value ╪
COMMON STOCKS - 96.0% - (continued)
	Sweden - 5.2%
43	Assa Abloy Ab		$1,109
38	Skf Ab B Shares		1,006
59	Swedish Match Ab		2,206
64	Tele2 Ab B Shares		1,366
143	Telefonaktiebolaget LM Ericsson ADR		1,787
79	Volvo Ab Class B		1,277
			8,751
	Switzerland - 2.9%
22	CIE Financiere Richemont S.A.		1,414
1	Galenica AG		919
103	Temenos Group AG •		2,477
			4,810
	Taiwan - 0.9%
22	High Technology Computer Corp.		651
334	Taiwan Semiconductor Manufacturing Co., Ltd.		830
			1,481
	United Kingdom - 27.1%
262	Aberdeen Asset Management plc		943
48	Admiral Group plc		1,215
41	Antofagasta		933
122	Arm Holdings plc		1,160
98	Babcock International Group plc		1,082
53	BG Group plc		1,239
44	BHP Billiton plc		1,659
80	British American Tobacco plc		3,694
146	Burberry Group plc		3,560
113	Capital Group plc		1,329
136	Compass Group plc		1,281
21	ENSCO International plc		1,136
252	GKN plc		925
90	Imperial Tobacco Group plc		3,130
37	Intertek Group plc		1,172
147	Lancashire Holdings Ltd.		1,683
70	Rio Tinto plc		4,952
279	Rolls-Royce Holdings plc		2,976
39	Schroders plc		1,037
99	Serco Group plc		873
50	Shire plc		1,741
45	Spectris plc		1,159
72	Standard Chartered plc		1,831
61	Unilever plc		1,947
44	Virgin Media, Inc.		1,157
82	Xstrata plc		1,731
			45,545
	United States - 1.0%
61	Central Euro Distribution Corp. •		590
15	Open Text Corp. •		1,014
			1,604
	Total common stocks
	(cost $139,283)		$161,021

	PREFERRED STOCKS - 0.6%
	Germany - 0.6%
16	Henkel AG & Co. KGaA		$1,079

	Total preferred stocks
	(cost $912)		$1,079

	Total long-term investments
	(cost $140,195)		$162,100

SHORT-TERM INVESTMENTS - 2.1%
	Repurchase Agreements - 2.1%
	Bank of America Merrill Lynch TriParty Joint Repurchase Agreement (maturing on 08/01/2011 in the amount of $86, collateralized by FHLMC 4.50%, 2040, FNMA 3.12% - 6.00%, 2019 - 2047, value of $88)
$86	0.18%, 7/29/2011		$86
	Barclays Capital TriParty Joint Repurchase Agreement (maturing on 08/01/2011 in the amount of $153, collateralized by FHLMC 0.14%, 2013, value of $156)
153	0.18%, 7/29/2011		153

BNP Paribas Securities Corp. TriParty Joint
Repurchase Agreement (maturing on
08/01/2011 in the amount of $864,
collateralized by FHLMC 3.50% - 6.00%,
2022 - 2041, FNMA 3.50% - 6.00%, 2019 -
2047, value of $882)

864	0.20%, 7/29/2011		864
	Deutsche Bank Securities TriParty Joint Repurchase Agreement (maturing on 08/01/2011 in the amount of $2,203, collateralized by GNMA 3.30% - 7.00%, 2026 - 2051, value of $2,247)
2,203	0.20%, 7/29/2011		2,203
	UBS Securities, Inc. Joint Repurchase Agreement (maturing on 08/01/2011 in the amount of $7, collateralized by U.S. Treasury Bill 1.13%, 2011, value of $7)
7	0.14%, 7/29/2011		7
	UBS Securities, Inc. TriParty Joint Repurchase Agreement (maturing on 08/01/2011 in the amount of $179, collateralized by FHLMC 4.00%, 2025, value of $183)
179	0.20%, 7/29/2011		179
			3,492

	Total short-term investments
	(cost $3,492)		$3,492

	Total investments
	(cost $143,687) ▲	98.7%	$165,592
	Other assets and liabilities	1.3%	2,206
	Total net assets	100.0%	$167,798

2

The Hartford International Growth Fund
Schedule of Investments ― (continued)
July 31, 2011 (Unaudited)
(000’s Omitted)

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 95.6% of total net assets at July 31, 2011.

Prices of foreign equities that are principally traded on certain foreign markets may be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

▲	At July 31, 2011, the cost of securities for federal income tax purposes was $144,132 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$25,596
Unrealized Depreciation	(4,136)
Net Unrealized Appreciation	$21,460

•	Currently non-income producing.

Foreign Currency Contracts Outstanding at July 31, 2011

Description	Counterparty	Buy / Sell	Market Value ╪	Contract Amount	Delivery Date	Unrealized Appreciation/ (Depreciation)
British Pound	Brown Brothers Harriman	Sell	$1,240	$1,242	08/03/2011	$2
Euro	Banc of America Securities	Buy	212	212	08/03/2011	–
Euro	Goldman Sachs	Sell	1,627	1,627	08/01/2011	–
Hong Kong Dollar	JP Morgan Securities	Buy	471	471	08/01/2011	–
Hong Kong Dollar	JP Morgan Securities	Buy	298	298	08/02/2011	–
Norwegian Krone	Banc of America Securities	Sell	1,032	1,026	08/02/2011	(6)
						$(4)

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

3

The Hartford International Growth Fund
Schedule of Investments ― (continued)
July 31, 2011 (Unaudited)
(000’s Omitted)

Currency Concentration of Securities at July 31, 2011

Percentage of
Description	Net Assets
Australian Dollar	2.0%
Brazilian Real	1.1
British Pound	25.8
Canadian Dollar	4.1
Colombian Peso	0.5
Danish Kroner	2.0
Euro	25.5
Hong Kong Dollar	1.9
Indian Rupee	0.4
Japanese Yen	9.5
Norwegian Krone	3.2
South African Rand	0.6
Swedish Krona	4.1
Swiss Franc	2.9
Taiwanese Dollar	0.9
United States Dollar	14.2
Other Assets and Liabilities	1.3
Total	100.0%

Diversification by Industry
as of July 31, 2011

Industry (Sector)	Percentage of Net Assets
Automobiles & Components (Consumer Discretionary)	2.8%
Banks (Financials)	1.1
Capital Goods (Industrials)	18.6
Commercial & Professional Services (Industrials)	4.4
Consumer Durables & Apparel (Consumer Discretionary)	5.0
Consumer Services (Consumer Discretionary)	3.9
Diversified Financials (Financials)	3.8
Energy (Energy)	4.3
Food & Staples Retailing (Consumer Staples)	1.5
Food, Beverage & Tobacco (Consumer Staples)	8.2
Health Care Equipment & Services (Health Care)	2.8
Household & Personal Products (Consumer Staples)	0.6
Insurance (Financials)	1.7
Materials (Materials)	12.4
Media (Consumer Discretionary)	1.7
Pharmaceuticals, Biotechnology & Life Sciences (Health Care)	2.8
Retailing (Consumer Discretionary)	1.4
Semiconductors & Semiconductor Equipment (Information Technology)	1.2
Software & Services (Information Technology)	7.7
Technology Hardware & Equipment (Information Technology)	3.3
Telecommunication Services (Services)	2.7
Transportation (Industrials)	4.2
Utilities (Utilities)	0.5
Short-Term Investments	2.1
Other Assets and Liabilities	1.3
Total	100.0%

4

The Hartford International Growth Fund
Schedule of Investments ― (continued)
July 31, 2011 (Unaudited)
(000’s Omitted)

Investment Valuation Hierarchy Level Summary
July 31, 2011

	Total	Level 1 ♦	Level 2 ♦	Level 3
Assets:
Common Stocks
Australia	$4,626	$1,264	$3,362	$–
Austria	2,248	–	2,248	–
Brazil	2,688	2,688	–	–
Canada	8,957	8,957	–	–
China	3,098	3,098	–	–
Colombia	814	814	–	–
Denmark	3,383	–	3,383	–
Finland	3,610	–	3,610	–
France	23,375	–	23,375	–
Germany	7,524	–	7,524	–
Hong Kong	2,101	–	2,101	–
India	617	–	617	–
Israel	3,350	3,350	–	–
Japan	16,002	–	16,002	–
Luxembourg	2,612	2,612	–	–
Mexico	1,367	1,367	–	–
Netherlands	1,733	–	1,733	–
Norway	5,430	–	5,430	–
Panama	1,539	1,539	–	–
Portugal	1,663	–	1,663	–
Russia	1,168	1,168	–	–
South Africa	925	–	925	–
Sweden	8,751	1,787	6,964	–
Switzerland	4,810	–	4,810	–
Taiwan	1,481	–	1,481	–
United Kingdom	45,545	2,293	43,252	–
United States	1,604	1,604	–	–
Total	161,021	32,541	128,480	–
Preferred Stocks	1,079	–	1,079	–
Short-Term Investments	3,492	–	3,492	–
Total	$165,592	$32,541	$133,051	$–
Foreign Currency Contracts*	2	–	2	–
Total	$2	$–	$2	$–
Liabilities:
Foreign Currency Contracts*	6	–	6	–
Total	$6	$–	$6	$–
♦	For the nine-month period ended July 31, 2011, there were no significant transfer between Level 1 and Level 2.
*	Derivative instruments not reflected in the Schedule of Investments are valued at the unrealized appreciation/depreciation on the investments.

5

The Hartford International Opportunities Fund
Schedule of Investments
July 31, 2011 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 95.6%
	Australia - 0.5%
434	Fortescue Metals Group Ltd.	$3,009

	Belgium - 0.9%
110	Umicore	5,611

	Brazil - 6.1%
58	Banco do Estado do Rio Grande do Sul S.A.	581
352	Banco Santander Brasil S.A.	3,267
171	CCR S.A.	5,105
142	Cetip S.A. - Balcao Organizado	2,404
153	Itau Unibanco Banco Multiplo S.A. ADR	3,109
376	JSL S.A.	2,426
104	Localiza Rent a Car S.A.	1,668
1,695	PDG Realty S.A.	8,916
298	Petroleo Brasileiro S.A. ADR	10,113
42	Raia S.A. •	767
		38,356
	Canada - 4.3%
258	Canadian Natural Resources Ltd.	10,404
164	EnCana Corp.	4,796
39	First Quantum Minerals Ltd.	5,434
110	Potash Corp. of Saskatchewan, Inc.	6,371
		27,005
	Chile - 0.7%
189	Enersis S.A. ADR	4,120

	China - 3.1%
1,967	Changsha Zoomlion Heavy Industry Science and Technology Co., Ltd.	3,869
767	China Pacific Insurance	2,907
1,933	China Shenhua Energy Co., Ltd.	9,690
2,356	Shandong Weigao Group Medical Polymer Co., Ltd.	3,226
		19,692
	Colombia - 0.1%
9	Bancolombia S.A. ADR	607

	Denmark - 1.2%
199	DSV A/S	4,418
44	FLSmidth & Co. A/S	3,446
		7,864
	Finland - 0.8%
24	Elisa Oyj	517
67	Kone Oyj Class B	3,894
19	Nokian Rendaat Oyj	882
		5,293
	France - 12.8%
162	Accor S.A.	7,111
125	BNP Paribas	8,106
100	Cie Generale d'Optique Essilor International S.A.	8,048
149	Groupe Danone	10,613
126	Pernod-Ricard	12,467
133	Safran S.A.	5,537
57	Schneider Electric S.A.	8,271
41	Unibail-Rodamco SE	9,065
110	Vallourec	11,131
		80,349
	Germany - 5.9%
152	Beiersdorf AG	9,803
67	Continental AG	6,630
55	HeidelbergCement AG	3,041
577	Infineon Technologies AG	5,789
191	SAP AG	11,962
		37,225
	Hong Kong - 5.1%
3,260	AIA Group Ltd. •	11,975
360	Beijing Enterprises Holdings Ltd.	1,818
3,598	China Gas Holdings Ltd.	1,349
414	ENN Energy Holdings Ltd.	1,397
1,705	Hang Lung Properties Ltd.	6,289
544	Hengan International Group Co., Ltd.	4,720
1,759	Huabao International Holdings Ltd.	1,490
1,285	Shangri-La Asia Ltd.	3,308
		32,346
	India - 1.0%
651	Bharti Televentures	6,433

	Ireland - 2.8%
502	CRH plc	9,819
586	Experian plc	7,706
		17,525
	Israel - 0.4%
48	Teva Pharmaceutical Industries Ltd. ADR	2,234

	Italy - 2.4%
1,137	Intesa Sanpaolo	2,623
1,733	Snam Rete Gas S.p.A.	10,007
1,366	Unicredit S.p.A.	2,436
		15,066
	Japan - 10.9%
354	Bridgestone Corp.	8,801
55	Chubu Electric Power Co., Inc.	950
54	Daito Trust Construction Co., Ltd.	5,207
188	Denso Corp.	6,681
91	Eisai Co., Ltd.	3,681
32	Fanuc Corp.	6,129
1	Inpex Corp.	5,659
251	JS Group Corp.	6,284
582	Mitsubishi Electric Corp.	6,872
1,225	Mitsubishi UFJ Financial Group, Inc.	6,220
347	Mitsui Fudosan Co., Ltd.	6,630
87	Nissan Motor Co., Ltd.	922
221	Promise Co., Ltd.	1,937
138	Sony Financial Holdings, Inc.	2,490
		68,463
	Jersey - 1.0%
837	Glencore International plc •	6,532

	Malaysia - 0.3%
1,249	AirAsia Berhad	1,652

1

The Hartford International Opportunities Fund
Schedule of Investments ― (continued)
July 31, 2011 (Unaudited)
(000’s Omitted)

Shares or Principal Amount			Market Value ╪
COMMON STOCKS - 95.6% - (continued)
	Mexico - 0.9%
230	America Movil S.A. de C.V. ADR		$5,924

	Netherlands - 2.2%
185	ASML Holding N.V. ADR		6,592
396	ING Groep N.V. •		4,251
193	Koninklijke (Royal) KPN N.V.		2,749
			13,592
	Norway - 0.2%
128	Frontline Ltd.		1,486

	Russia - 0.4%
197	OAO Gazprom Class S ADR		2,829

	South Korea - 2.0%
16	Samsung Electronics Co., Ltd.		12,602

	Spain - 0.2%
102	Banco Bilbao Vizcaya Argentaria S.A.		1,071

	Sweden - 1.8%
377	Assa Abloy Ab		9,669
72	Atlas Copco Ab		1,708
			11,377
	Switzerland - 8.2%
201	ABB Ltd.		4,812
38	CIE Financiere Richemont S.A.		2,435
49	Kuehne & Nagel International AG		6,918
68	Roche Holding AG		12,114
3	SGS S.A.		5,946
128	Swiss Re Ltd.		7,206
724	UBS AG		11,950
			51,381
	Taiwan - 1.7%
1,000	Synnex Technology International Corp.		2,566
2,026	Taiwan Semiconductor Manufacturing Co., Ltd.		5,035
1,971	WPG Holdings Co., Ltd.		3,294
			10,895
	United Kingdom - 16.9%
164	AstraZeneca plc		7,952
1,240	Barclays Bank plc		4,500
74	BG Group plc		1,733
251	Capital Group plc		2,953
127	ENSCO International plc		6,752
714	HSBC Holdings plc		6,966
377	Imperial Tobacco Group plc		13,051
188	Intercontinental Hotels Group		3,714
1,657	National Grid plc		16,213
238	Rio Tinto plc		16,835
485	Rolls-Royce Holdings plc		5,176
225	Standard Chartered plc		5,729
5,277	Vodafone Group plc		14,798
			106,372
	United States - 0.8%
158	Carnival Corp.		5,268

	Total common stocks
	(cost $574,440)		$602,179

	Total long-term investments
	(cost $574,440)		$602,179

SHORT-TERM INVESTMENTS - 3.9%
	Repurchase Agreements - 3.9%
	Bank of America Merrill Lynch TriParty Joint Repurchase Agreement (maturing on 08/01/2011 in the amount of $599, collateralized by FHLMC 4.50%, 2040, FNMA 3.12% - 6.00%, 2019 - 2047, value of $611)
$599	0.18%, 7/29/2011		$599
	Barclays Capital TriParty Joint Repurchase Agreement (maturing on 08/01/2011 in the amount of $1,066, collateralized by FHLMC 0.14%, 2013, value of $1,088)
1,066	0.18%, 7/29/2011		1,066

BNP Paribas Securities Corp. TriParty Joint
Repurchase Agreement (maturing on
08/01/2011 in the amount of $6,020,
collateralized by FHLMC 3.50% - 6.00%,
2022 - 2041, FNMA 3.50% - 6.00%, 2019 -
2047, value of $6,141)

6,020	0.20%, 7/29/2011		6,020
	Deutsche Bank Securities TriParty Joint Repurchase Agreement (maturing on 08/01/2011 in the amount of $15,347, collateralized by GNMA 3.30% - 7.00%, 2026 - 2051, value of $15,653)
15,347	0.20%, 7/29/2011		15,347
	UBS Securities, Inc. Joint Repurchase Agreement (maturing on 08/01/2011 in the amount of $47, collateralized by U.S. Treasury Bill 1.13%, 2011, value of $48)
47	0.14%, 7/29/2011		47
	UBS Securities, Inc. TriParty Joint Repurchase Agreement (maturing on 08/01/2011 in the amount of $1,247, collateralized by FHLMC 4.00%, 2025, value of $1,272)
1,247	0.20%, 7/29/2011		1,247
			24,326
	Total short-term investments
	(cost $24,326)		$24,326

	Total investments
	(cost $598,766) ▲	99.5%	$626,505
	Other assets and liabilities	0.5%	3,243
	Total net assets	100.0%	$629,748

2

The Hartford International Opportunities Fund
Schedule of Investments ― (continued)
July 31, 2011 (Unaudited)
(000’s Omitted)

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 94.8% of total net assets at July 31, 2011.

Prices of foreign equities that are principally traded on certain foreign markets may be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

▲	At July 31, 2011, the cost of securities for federal income tax purposes was $603,687 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation.	$48,233
Unrealized Depreciation	(25,415)
Net Unrealized Appreciation	$22,818

•	Currently non-income producing.

Foreign Currency Contracts Outstanding at July 31, 2011

Description	Counterparty	Buy / Sell	Market Value ╪	Contract Amount	Delivery Date	Unrealized Appreciation/ (Depreciation)
Australian Dollar	Banc of America Securities	Buy	$640	$643	08/02/2011	$(3)
British Pound	Brown Brothers Harriman	Buy	1,286	1,288	08/03/2011	(2)
British Pound	Goldman Sachs	Buy	2,384	2,372	08/01/2011	12
Euro	Banc of America Securities	Sell	181	182	08/03/2011	1
Euro	CS First Boston	Sell	963	960	08/01/2011	(3)
Euro	CS First Boston	Sell	3,165	3,154	08/02/2011	(11)
Euro	Goldman Sachs	Sell	345	345	08/01/2011	–
Hong Kong Dollar	JP Morgan Securities	Sell	359	359	08/01/2011	–
Hong Kong Dollar	JP Morgan Securities	Sell	232	232	08/02/2011	–
Japanese Yen	Banc of America Securities	Sell	570	564	08/01/2011	(6)
Japanese Yen	Banc of America Securities	Sell	950	940	08/02/2011	(10)
Swiss Franc	Banc of America Securities	Sell	1,179	1,156	08/02/2011	(23)
						$(45)

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

3

The Hartford International Opportunities Fund
Schedule of Investments ― (continued)
July 31, 2011 (Unaudited)
(000’s Omitted)

Diversification by Industry
as of July 31, 2011

Industry (Sector)	Percentage of Net Assets
Automobiles & Components (Consumer Discretionary)	3.7%
Banks (Financials)	7.2
Capital Goods (Industrials)	12.5
Commercial & Professional Services (Industrials)	2.6
Consumer Durables & Apparel (Consumer Discretionary)	1.8
Consumer Services (Consumer Discretionary)	3.0
Diversified Financials (Financials)	3.3
Energy (Energy)	8.4
Food & Staples Retailing (Consumer Staples)	0.1
Food, Beverage & Tobacco (Consumer Staples)	5.8
Health Care Equipment & Services (Health Care)	1.8
Household & Personal Products (Consumer Staples)	2.4
Insurance (Financials)	4.0
Materials (Materials)	9.3
Pharmaceuticals, Biotechnology & Life Sciences (Health Care)	4.1
Real Estate (Financials)	4.3
Semiconductors & Semiconductor Equipment (Information Technology)	4.8
Software & Services (Information Technology)	1.9
Technology Hardware & Equipment (Information Technology)	0.9
Telecommunication Services (Services)	4.7
Transportation (Industrials)	3.6
Utilities (Utilities)	5.4
Short-Term Investments	3.9
Other Assets and Liabilities	0.5
Total	100.0%

4

The Hartford International Opportunities Fund
Schedule of Investments ― (continued)
July 31, 2011 (Unaudited)
(000’s Omitted)

Investment Valuation Hierarchy Level Summary
July 31, 2011

	Total	Level 1 ♦	Level 2 ♦	Level 3
Assets:
Common Stocks
Australia	$3,009	$–	$3,009	$–
Belgium	5,611	–	5,611	–
Brazil	38,356	38,356	–	–
Canada	27,005	27,005	–	–
Chile	4,120	4,120	–	–
China	19,692	–	19,692	–
Colombia	607	607	–	–
Denmark	7,864	–	7,864	–
Finland	5,293	–	5,293	–
France	80,349	–	80,349	–
Germany	37,225	–	37,225	–
Hong Kong	32,346	–	32,346	–
India	6,433	–	6,433	–
Ireland	17,525	–	17,525	–
Israel	2,234	2,234	–	–
Italy	15,066	–	15,066	–
Japan	68,463	–	68,463	–
Jersey	6,532	6,532	–	–
Malaysia	1,652	–	1,652	–
Mexico	5,924	5,924	–	–
Netherlands	13,592	6,592	7,000	–
Norway	1,486	–	1,486	–
Russia	2,829	2,829	–	–
South Korea	12,602	–	12,602	–
Spain	1,071	–	1,071	–
Sweden	11,377	–	11,377	–
Switzerland	51,381	7,206	44,175	–
Taiwan	10,895	–	10,895	–
United Kingdom	106,372	6,752	99,620	–
United States	5,268	5,268	–	–
Total	602,179	113,425	488,754	–
Short-Term Investments	24,326	–	24,326	–
Total	$626,505	$113,425	$513,080	$–
Foreign Currency Contracts*	13	–	13	–
Total	$13	$–	$13	$–
Liabilities:
Foreign Currency Contracts*	58	–	58	–
Total	$58	$–	$58	$–

♦	For the nine-month period ended July 31, 2011, there were no significant transfer between Level 1 and Level 2.
*	Derivative instruments not reflected in the Schedule of Investments are valued at the unrealized appreciation/depreciation on the investments.

5

The Hartford International Small Company Fund
Schedule of Investments
July 31, 2011 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 98.6%
	Australia - 8.0%
278	Aquarius Platinum Ltd.	$1,298
317	Challenger Financial Services Group Ltd.	1,704
193	Domino's Pizza Enterprises Ltd.	1,292
222	Karoon Gas Australia Ltd. •	1,075
996	NRW Holdings Ltd.	3,096
242	SAI Global Ltd.	1,201
292	Seek Ltd.	2,118
88	Sims Metal Management Ltd.	1,622
447	Skilled Group Ltd.	1,105
42	Whitehaven Coal Ltd.	306
63	Worleyparsons Ltd.	1,892
		16,709
	Austria - 2.4%
22	Andritz AG	2,123
14	Schoeller-Bleckmann Oilfield Equipment AG	1,365
62	Zumbotel AG	1,445
		4,933
	Belgium - 2.5%
21	CFE	1,387
25	D'ieteren S.A.	1,721
48	UCB S.A.	2,190
		5,298
	Brazil - 3.2%
146	Arezzo Industria e Comercio S.A.	2,049
91	Cetip S.A. - Balcao Organizado	1,537
106	Localiza Rent a Car S.A.	1,711
77	Totvs S.A.	1,337
		6,634
	China - 0.4%
19	Ctrip.com International Ltd. ADR •	862

	Denmark - 0.8%
79	DSV A/S	1,759

	Finland - 1.3%
23	Nokian Rendaat Oyj	1,096
73	Tikkurila Oy	1,658
		2,754
	France - 6.6%
9	Bollore	2,234
14	Bureau Veritas S.A.	1,169
44	CFAO	1,880
24	Eurazeo	1,642
13	Icade	1,465
26	Imerys S.A.	1,806
9	Seche Environment	690
59	Sechilienne S.A.	1,396
13	Wendel	1,438
		13,720
	Germany - 5.8%
14	Delticom AG	1,487
49	Gildemeister	900
43	MTU Aero Engines Holdings AG	3,188
38	Rheinmetall AG	3,187
69	Rhoen-Klinikum AG	1,711
37	Stratec Biomedical	1,732
		12,205
	Hong Kong - 2.7%
81	ASM Pacific Technology	885
1,167	Boshiwa International Holdings	663
1,688	China Automation Group	910
512	Daphne International Holdings Ltd.	549
1,675	Microport Scientific Corp.	999
1,492	Techtronic Industries Co., Ltd.	1,557
		5,563
	India - 0.5%
182	Jyothy Laboratories Ltd. •	982

	Italy - 2.6%
782	Immobiliare Grande Distribuzione	1,589
1,011	Iride S.p.A.	1,668
110	Salvatore Ferragamo Italia S.p.A. •	2,088
		5,345
	Japan - 34.0%
38	ABC Mart, Inc.	1,448
126	Acom Co., Ltd.	2,158
161	Amada Co., Ltd.	1,248
47	Benesse Holdings, Inc.	2,032
57	Cosmos Pharmaceutical Corp.	2,636
–	Cyberagent, Inc.	1,063
64	Dainippon Screen Manufacturing Co., Ltd.	503
38	DeNa Co., Ltd.	1,872
173	Denki Kagaku Kogyo K K	835
18	Disco Corp.	1,035
205	Fuji Heavy Industries Ltd.	1,641
390	Hino Motors Ltd.	2,420
118	Hitachi Metals Ltd.	1,666
56	Hoshizaki Electric Co., Ltd.	1,269
58	IBJ Leasing Co., Ltd.	1,429
637	Ihi Corp.	1,716
52	Jafco Co., Ltd.	1,402
23	Japan Petroleum Exploration Co., Ltd.	1,192
55	Kakaku.com, Inc.	2,191
8	Kenedix, Inc.	1,564
85	Makino Milling Machine Co.	836
261	Matsui Securities Co., Ltd.	1,306
1	Message Co., Ltd.	2,154
125	Mitsubishi Gas Chemical Co.	974
270	Mitsui-Soko Co., Ltd.	1,079
166	Mori Seiki Co., Ltd.	2,217
276	Nihon Nohyaku Co., Ltd.	1,263
264	Nikkiso Co., Ltd.	2,600
210	Nippon Denko Co., Ltd.	1,402
–	Osaka Securities Exchange Co., Ltd.	1,579
52	Pigeon Corp.	2,000
25	Point, Inc.	1,135
38	Proto Corp.	1,350
74	Sega Sammy Holdings, Inc.	1,597
122	Shinko Plantech Co., Ltd.	1,432
134	Shionogi & Co., Ltd.	2,314
72	Square Enix Holdings Co., Ltd.	1,408
57	Start Today Co., Ltd.	1,421
20	Sumitomo Real Estate Sales Co., Ltd.	924
334	Teijin Ltd.	1,492
91	Tokyo Ohka Kogyo Co., Ltd.	2,038
67	Torishima Pump Mfg. Co., Ltd.	1,059

1

The Hartford International Small Company Fund
Schedule of Investments ― (continued)
July 31, 2011 (Unaudited)
(000’s Omitted)

Shares or Principal Amount			Market Value ╪
COMMON STOCKS - 98.6% - (continued)
	Japan - 34.0% - (continued)
25	Towa Pharmaceutical Co., Ltd.		$1,469
161	Toyota Boshoku Corp.		2,704
35	Yamato Kogyo Co.		1,053
87	Yaskawa Electric Corp.		963
			71,089
	Luxembourg - 0.7%
84	Reinet Investments S.A. •		1,564

	Norway - 2.9%
122	Kongsberg Gruppen ASA		3,386
83	Petroleum Geo-Services •		1,339
161	Storebrand ASA		1,335
			6,060
	Russia - 1.4%
164	O'Key Group LLC ▪•		1,491
58	Pharmstandard •§		1,355
			2,846
	Singapore - 1.5%
1,205	Indofood Agri Resources Ltd. •		1,672
592	Straits Asia Resources		1,484
			3,156
	South Korea - 1.5%
8	Green Cross Corp.		1,321
66	Hotel Shilla Co., Ltd.		1,909
			3,230
	Spain - 0.5%
48	Grifols S.A.		1,059

	Sweden - 0.6%
158	Bjoern Borg Ab		1,187

	Switzerland - 3.8%
31	Dufry Group		3,652
51	Nobel Biocare Holding AG		973
7	Straumann Holding AG		1,700
71	Temenos Group AG •		1,700
			8,025
	United Kingdom - 14.7%
219	Ashmore Group plc		1,449
300	Babcock International Group plc		3,313
219	Brown (N) Group plc		1,024
250	Chemring Group plc		2,250
112	Close Brothers Group plc		1,359
1,574	Debenhams plc		1,719
352	Domino's Pizza UK & IRL plc		2,892
1,021	Hampson Industries plc		394
1,446	Hansteen Holdings plc		1,950
147	Hunting plc		1,879
175	James Fisher & Sons plc		1,529
87	Kier Group plc		1,906
309	Mears Group plc		1,421
198	Persimmon plc		1,496
96	Rightmove		1,912
259	Savills plc		1,440
1,162	Thomas Cook Group plc		1,246
58	Ultra Electronics Holdings plc		1,485
			30,664
	United States - 0.2%
74	Hollysys Automation Technology •		518

	Total common stocks
	(cost $185,281)		$206,162

	Total long-term investments
	(cost $185,281)		$206,162

SHORT-TERM INVESTMENTS - 0.7%
	Repurchase Agreements - 0.7%
	Bank of America Merrill Lynch TriParty Joint Repurchase Agreement (maturing on 08/01/2011 in the amount of $42, collateralized by FHLMC 4.50%, 2040, FNMA 3.12% - 6.00%, 2019 - 2047, value of $43)
$42	0.18%, 7/29/2011		$42
	Barclays Capital TriParty Joint Repurchase Agreement (maturing on 08/01/2011 in the amount of $75, collateralized by FHLMC 0.14%, 2013, value of $76)
75	0.18%, 7/29/2011		75

BNP Paribas Securities Corp. TriParty Joint
Repurchase Agreement (maturing on
08/01/2011 in the amount of $423,
collateralized by FHLMC 3.50% - 6.00%,
2022 - 2041, FNMA 3.50% - 6.00%, 2019 -
2047, value of $431)

423	0.20%, 7/29/2011		423
	Deutsche Bank Securities TriParty Joint Repurchase Agreement (maturing on 08/01/2011 in the amount of $1,078, collateralized by GNMA 3.30% - 7.00%, 2026 - 2051, value of $1,100)
1,078	0.20%, 7/29/2011		1,078
	UBS Securities, Inc. Joint Repurchase Agreement (maturing on 08/01/2011 in the amount of $3, collateralized by U.S. Treasury Bill 1.13%, 2011, value of $3)
3	0.14%, 7/29/2011		3
	UBS Securities, Inc. TriParty Joint Repurchase Agreement (maturing on 08/01/2011 in the amount of $88, collateralized by FHLMC 4.00%, 2025, value of $89)
88	0.20%, 7/29/2011		88
			1,709
	Total short-term investments
	(cost $1,709)		$1,709

	Total investments
	(cost $186,990) ▲	99.3%	$207,871
	Other assets and liabilities	0.7%	1,391
	Total net assets	100.0%	$209,262

2

The Hartford International Small Company Fund
Schedule of Investments ― (continued)
July 31, 2011 (Unaudited)
(000’s Omitted)

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 98.4% of total net assets at July 31, 2011.

Prices of foreign equities that are principally traded on certain foreign markets may be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

▲	At July 31, 2011, the cost of securities for federal income tax purposes was $193,764 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$31,473
Unrealized Depreciation	(17,366)
Net Unrealized Appreciation	$14,107

•	Currently non-income producing.

▪
Securities issued within terms of a private placement memorandum, exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers.  Unless otherwise indicated, these issues are determined to be liquid.  At July 31, 2011, the aggregate value of these securities was $1,491, which represents 0.71% of total net assets.

§
These securities were sold to the Fund under Regulation S, rules governing offers and sales made outside the United States without registration under the Securities Act of 1933.  The Fund may only be able to resell these securities in the United States if an exemption from registration under the federal and state securities laws is available, or the Fund may only be able to sell these securities outside of the United States (such as on a foreign exchange) to a non-U.S. person. Unless otherwise indicated, these holdings are determined to be liquid.  At July 31, 2011, the aggregate value of these securities amounted to $1,355, which represents 0.65% of total net assets.

Foreign Currency Contracts Outstanding at July 31, 2011

Description	Counterparty	Buy / Sell	Market Value ╪	Contract Amount	Delivery Date	Unrealized Appreciation/ (Depreciation)
Euro	CS First Boston	Sell	$14	$14	08/02/2011	$–
Euro	Goldman Sachs	Sell	660	660	08/01/2011	–
Japanese Yen	CS First Boston	Sell	299	297	08/03/2011	(2)
Swiss Franc	Deutsche Bank Securities	Buy	216	212	08/03/2011	4
						$2

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

3

The Hartford International Small Company Fund
Schedule of Investments ― (continued)
July 31, 2011 (Unaudited)
(000’s Omitted)

Currency Concentration of Securities at July 31, 2011

Percentage of
Description	Net Assets
Australian Dollar	7.4%
Brazilian Real	3.2
British Pound	15.3
Danish Kroner	0.8
Euro	22.4
Hong Kong Dollar	2.7
Indian Rupee	0.5
Japanese Yen	34.0
Norwegian Krone	2.9
Republic of Korea Won	1.5
Singapore Dollar	1.5
Swedish Krona	0.6
Swiss Franc	3.8
United States Dollar	2.7
Other Assets and Liabilities	0.7
Total	100.0%

Diversification by Industry
as of July 31, 2011

Industry (Sector)	Percentage of Net Assets
Automobiles & Components (Consumer Discretionary)	2.6%
Capital Goods (Industrials)	18.2
Commercial & Professional Services (Industrials)	5.2
Consumer Durables & Apparel (Consumer Discretionary)	5.2
Consumer Services (Consumer Discretionary)	4.9
Diversified Financials (Financials)	8.1
Energy (Energy)	6.6
Food & Staples Retailing (Consumer Staples)	2.0
Food, Beverage & Tobacco (Consumer Staples)	0.8
Health Care Equipment & Services (Health Care)	5.6
Household & Personal Products (Consumer Staples)	1.5
Insurance (Financials)	0.6
Materials (Materials)	8.3
Media (Consumer Discretionary)	2.0
Pharmaceuticals, Biotechnology & Life Sciences (Health Care)	4.6
Real Estate (Financials)	4.2
Retailing (Consumer Discretionary)	7.6
Semiconductors & Semiconductor Equipment (Information Technology)	1.1
Software & Services (Information Technology)	4.1
Technology Hardware & Equipment (Information Technology)	0.7
Transportation (Industrials)	3.2
Utilities (Utilities)	1.5
Short-Term Investments	0.7
Other Assets and Liabilities	0.7
Total	100.0%

4

The Hartford International Small Company Fund
Schedule of Investments ― (continued)
July 31, 2011 (Unaudited)
(000’s Omitted)

Investment Valuation Hierarchy Level Summary
July 31, 2011

	Total	Level 1 ♦	Level 2 ♦	Level 3
Assets:
Common Stocks
Australia	$16,709	$2,493	$14,216	$–
Austria	4,933	1,365	3,568	–
Belgium	5,298	1,387	3,911	–
Brazil	6,634	6,634	–	–
China	862	862	–	–
Denmark	1,759	–	1,759	–
Finland	2,754	–	2,754	–
France	13,720	4,320	9,400	–
Germany	12,205	1,732	10,473	–
Hong Kong	5,563	–	5,563	–
India	982	982	–	–
Italy	5,345	2,088	3,257	–
Japan	71,089	2,154	68,935	–
Luxembourg	1,564	1,564	–	–
Norway	6,060	–	6,060	–
Russia	2,846	2,846	–	–
Singapore	3,156	–	3,156	–
South Korea	3,230	–	3,230	–
Spain	1,059	–	1,059	–
Sweden	1,187	1,187	–	–
Switzerland	8,025	3,652	4,373	–
United Kingdom	30,664	9,728	20,936	–
United States	518	518	–	–
Total	206,162	43,512	162,650	–
Short-Term Investments	1,709	–	1,709	–
Total	$207,871	$43,512	$164,359	$–
Foreign Currency Contracts*	4	–	4	–
Total	$4	$–	$4	$–
Liabilities:
Foreign Currency Contracts*	2	–	2	–
Total	$2	$–	$2	$–

♦	For the nine-month period ended July 31, 2011, there were no significant transfer between Level 1 and Level 2.
*	Derivative instruments not reflected in the Schedule of Investments are valued at the unrealized appreciation/depreciation on the investments.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Balance as of October 31, 2010	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Net Amortization	Purchases	Sales	Transfers Into Level 3 *	Transfers Out of Level 3*	Balance as of July 31, 2011
Assets:
Common Stocks	$219	$14	$1	$—	$—	$(75)	$—	$(159)	$—
Total	$219	$14	$1	$—	$—	$(75)	$—	$(159)	$—

*	Securities are transferred into and out of Level 3 for a variety of reasons including, but not limited to:
1)	Securities where trading has been halted (transfer into Level 3) or securities where trading has resumed (transfer out of Level 3).
2)	Broker quoted securities (transfer into Level 3) or quoted prices in active markets (transfer out of Level 3).
3)	Securities that have certain restrictions on trading (transfer into Level 3) or securities where trading restrictions have expired (transfer out of Level 3).

5

The Hartford International Value Fund
Schedule of Investments
July 31, 2011 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 98.6%
	Australia - 1.8%
222	Incitec Pivot Ltd.	$962
345	Insurance Australia Group	1,241
		2,203
	Belgium - 2.2%
21	Anheuser-Busch InBev N.V.	1,186
33	UCB S.A.	1,535
		2,721
	Brazil - 3.2%
79	Companhia Energetica de Minas Gerais ADR	1,520
52	Itau Unibanco Banco Multiplo S.A. ADR	1,053
39	Petroleo Brasileiro S.A. ADR	1,328
		3,901
	Canada - 6.4%
18	Barrick Gold Corp.	866
49	CGI Group, Inc. Class A •	1,058
49	Imperial Oil Ltd.	2,157
40	Methanex Corp.	1,176
24	Potash Corp. of Saskatchewan, Inc.	1,393
23	Teck Cominco Ltd. Class B	1,157
		7,807
	China - 3.9%
51	Changsha Zoomlion Heavy Industry Science and Technology Co., Ltd.	100
218	China Shenhua Energy Co., Ltd.	1,090
696	Dongfeng Motor Group Co., Ltd.	1,376
565	Great Wall Automobile Holdings Co., Ltd.	853
1,392	Jiangsu Express Co., Ltd.	1,338
		4,757
	Denmark - 2.5%
5	Carlsberg A/S Class B	511
63	DSV A/S	1,400
14	FLSmidth & Co. A/S	1,106
		3,017
	France - 4.6%
27	BNP Paribas	1,719
9	Christian Dior	1,392
18	Michelin (C.G.D.E.) Class B	1,493
10	Vallourec	1,022
		5,626
	Germany - 8.8%
15	BASF SE	1,375
38	Daimler AG	2,731
52	GEA Group AG	1,823
28	Hannover Rueckversicherung AG	1,477
10	HeidelbergCement AG	536
25	K+S AG	2,033
6	Siemens AG	755
		10,730
	Hong Kong - 0.5%
642	Huabao International Holdings Ltd.	544

	Israel - 1.6%
43	Teva Pharmaceutical Industries Ltd. ADR	1,982

	Italy - 1.2%
100	Enel S.p.A.	578
387	Intesa Sanpaolo	892
		1,470
	Japan - 19.9%
95	Acom Co., Ltd.	1,621
34	Daito Trust Construction Co., Ltd.	3,230
54	DeNa Co., Ltd.	2,694
38	Honda Motor Co., Ltd.	1,524
–	Inpex Corp.	1,420
323	Isuzu Motors Ltd.	1,602
–	Japan Tobacco, Inc.	852
46	JS Group Corp.	1,161
44	Mitsubishi Corp.	1,174
178	Mitsubishi UFJ Financial Group, Inc.	904
13	OBIC Co., Ltd.	2,578
142	Sega Sammy Holdings, Inc.	3,046
34	Softbank Corp.	1,316
222	Sumitomo Chemical Co., Ltd.	1,125
		24,247
	Jersey - 0.7%
114	Glencore International plc •	889

	Netherlands - 2.6%
50	Royal Dutch Shell plc B Shares	1,833
40	Unilever N.V. CVA	1,292
		3,125
	Norway - 4.6%
171	DNB Nor ASA	2,482
40	Statoil ASA	975
128	Telenor ASA	2,144
		5,601
	Singapore - 3.8%
575	Genting Singapore plc •	906
125	Oversea-Chinese Banking Corp., Ltd.	1,031
155	United Overseas Bank Ltd.	2,621
		4,558
	Spain - 0.8%
927	Mapletree Industries NPV	941

	Sweden - 2.4%
198	Nordea Bank Ab	2,105
53	Volvo Ab Class B	861
		2,966
	Switzerland - 7.8%
24	Credit Suisse Group AG	870
9	Roche Holding AG	1,595
45	Swiss Re Ltd.	2,542
83	Temenos Group AG •	1,996
151	UBS AG	2,493
		9,496
	Taiwan - 1.3%
130	Taiwan Semiconductor Manufacturing Co., Ltd. ADR	1,602

	United Kingdom - 18.0%
64	AstraZeneca plc	3,104
552	Barclays Bank plc	2,003
49	BG Group plc	1,147

1

The Hartford International Value Fund
Schedule of Investments ― (continued)
July 31, 2011 (Unaudited)
(000’s Omitted)

Shares or Principal Amount			Market Value ╪
COMMON STOCKS - 98.6% - (continued)
	United Kingdom - 18.0% - (continued)
254	BP plc		$1,914
30	British American Tobacco plc		1,367
25	ENSCO International plc		1,315
268	HSBC Holdings plc		2,617
59	Imperial Tobacco Group plc		2,053
354	Logica plc		675
93	Prudential plc		1,042
25	Reckitt Benckiser Group plc		1,421
29	Standard Chartered plc		739
902	Vodafone Group plc		2,529
			21,926
	Total common stocks
	(cost $119,616)		$120,109

	Total long-term investments
	(cost $119,616)		$120,109

SHORT-TERM INVESTMENTS - 1.5%
	Repurchase Agreements - 1.5%
	Bank of America Merrill Lynch TriParty Joint Repurchase Agreement (maturing on 08/01/2011 in the amount of $44, collateralized by FHLMC 4.50%, 2040, FNMA 3.12% - 6.00%, 2019 - 2047, value of $45)
$44	0.18%, 7/29/2011		$44
	Barclays Capital TriParty Joint Repurchase Agreement (maturing on 08/01/2011 in the amount of $79, collateralized by FHLMC 0.14%, 2013, value of $81)
79	0.18%, 7/29/2011		79

BNP Paribas Securities Corp. TriParty Joint
Repurchase Agreement (maturing on
08/01/2011 in the amount of $447,
collateralized by FHLMC 3.50% - 6.00%,
2022 - 2041, FNMA 3.50% - 6.00%, 2019 -
2047, value of $456)

447	0.20%, 7/29/2011		447
	Deutsche Bank Securities TriParty Joint Repurchase Agreement (maturing on 08/01/2011 in the amount of $1,141, collateralized by GNMA 3.30% - 7.00%, 2026 - 2051, value of $1,163)
1,141	0.20%, 7/29/2011		1,141
	UBS Securities, Inc. Joint Repurchase Agreement (maturing on 08/01/2011 in the amount of $4, collateralized by U.S. Treasury Bill 1.13%, 2011, value of $4)
4	0.14%, 7/29/2011		4
	UBS Securities, Inc. TriParty Joint Repurchase Agreement (maturing on 08/01/2011 in the amount of $93, collateralized by FHLMC 4.00%, 2025, value of $95)
93	0.20%, 7/29/2011		93
			1,808
	Total short-term investments
	(cost $1,808)		$1,808

	Total investments
	(cost $121,424) ▲	100.1%	$121,917
	Other assets and liabilities	(0.1)%	(180)
	Total net assets	100.0%	$121,737

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 98.6% of total net assets at July 31, 2011.

Prices of foreign equities that are principally traded on certain foreign markets may be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

2

The Hartford International Value Fund
Schedule of Investments ― (continued)
July 31, 2011 (Unaudited)
(000’s Omitted)

▲	At July 31, 2011, the cost of securities for federal income tax purposes was $121,436 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$4,674
Unrealized Depreciation	(4,193)
Net Unrealized Appreciation	$481

•	Currently non-income producing.

Foreign Currency Contracts Outstanding at July 31, 2011

Description	Counterparty	Buy / Sell	Market Value ╪	Contract Amount	Delivery Date	Unrealized Appreciation/ (Depreciation)
Euro	Banc of America Securities	Buy	$3,672	$3,665	10/14/2011	$7
Euro	BNP Paribas Securities	Sell	3,672	3,573	10/14/2011	(99)
Euro	CS First Boston	Sell	1,076	1,072	08/02/2011	(4)
Euro	Goldman Sachs	Sell	957	957	08/01/2011	–
Hong Kong Dollar	JP Morgan Securities	Sell	48	48	08/01/2011	–
Hong Kong Dollar	JP Morgan Securities	Sell	34	34	08/02/2011	–
Japanese Yen	Banc of America Securities	Buy	823	814	08/02/2011	9
Singapore Dollar	Banc of America Securities	Buy	927	928	08/01/2011	(1)
Swiss Franc	Banc of America Securities	Buy	188	184	08/02/2011	4
Swiss Franc	Deutsche Bank Securities	Buy	524	514	08/03/2011	10
						$(74)

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

Diversification by Industry
as of July 31, 2011

Industry (Sector)	Percentage of Net Assets
Automobiles & Components (Consumer Discretionary)	7.8%
Banks (Financials)	14.8
Capital Goods (Industrials)	6.6
Consumer Durables & Apparel (Consumer Discretionary)	3.7
Consumer Services (Consumer Discretionary)	0.7
Diversified Financials (Financials)	4.1
Energy (Energy)	10.9
Food, Beverage & Tobacco (Consumer Staples)	6.0
Household & Personal Products (Consumer Staples)	1.2
Insurance (Financials)	5.2
Materials (Materials)	9.8
Pharmaceuticals, Biotechnology & Life Sciences (Health Care)	6.6
Real Estate (Financials)	3.5
Semiconductors & Semiconductor Equipment (Information Technology)	1.3
Software & Services (Information Technology)	7.4
Telecommunication Services (Services)	5.0
Transportation (Industrials)	2.3
Utilities (Utilities)	1.7
Short-Term Investments	1.5
Other Assets and Liabilities	(0.1)
Total	100.0%

3

The Hartford International Value Fund
Schedule of Investments ― (continued)
July 31, 2011 (Unaudited)
(000’s Omitted)

Investment Valuation Hierarchy Level Summary
July 31, 2011

	Total	Level 1 ♦	Level 2 ♦	Level 3
Assets:
Common Stocks
Australia	$2,203	$–	$2,203	$–
Belgium	2,721	–	2,721	–
Brazil	3,901	3,901	–	–
Canada	7,807	7,807	–	–
China	4,757	–	4,757	–
Denmark	3,017	–	3,017	–
France	5,626	–	5,626	–
Germany	10,730	–	10,730	–
Hong Kong	544	–	544	–
Israel	1,982	1,982	–	–
Italy	1,470	–	1,470	–
Japan	24,247	–	24,247	–
Jersey	889	889	–	–
Netherlands	3,125	–	3,125	–
Norway	5,601	–	5,601	–
Singapore	4,558	–	4,558	–
Spain	941	–	941	–
Sweden	2,966	–	2,966	–
Switzerland	9,496	2,542	6,954	–
Taiwan	1,602	1,602	–	–
United Kingdom	21,926	1,315	20,611	–
Total	120,109	20,038	100,071	–
Short-Term Investments	1,808	–	1,808	–
Total	$121,917	$20,038	$101,879	$–
Foreign Currency Contracts*	30	–	30	–
Total	$30	$–	$30	$–
Liabilities:
Foreign Currency Contracts*	104	–	104	–
Total	$104	$–	$104	$–

♦	For the nine-month period ended July 31, 2011, there were no significant transfer between Level 1 and Level 2.
*	Derivative instruments not reflected in the Schedule of Investments are valued at the unrealized appreciation/depreciation on the investments.

4

The Hartford MidCap Fund
Schedule of Investments
July 31, 2011 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 99.7%
	Automobiles & Components - 1.7%
1,502	Harley-Davidson, Inc.	$65,193

	Banks - 4.7%
343	Bankunited, Inc.	8,554
362	Cullen/Frost Bankers, Inc.	19,484
1,194	First Republic Bank •	33,823
5,894	Huntington Bancshares, Inc.	35,626
796	M&T Bank Corp.	68,616
296	Signature Bank •	17,524
		183,627
	Capital Goods - 9.7%
1,016	AMETEK, Inc.	43,180
1,027	Carlisle Cos., Inc.	44,410
1,246	IDEX Corp.	51,684
1,064	Jacobs Engineering Group, Inc. •	41,663
1,523	Lennox International, Inc.	56,321
480	MSC Industrial Direct Co., Inc.	29,676
1,299	PACCAR, Inc.	55,610
961	Rockwell Collins, Inc.	52,950
		375,494
	Commercial & Professional Services - 3.1%
277	HNI Corp.	5,790
983	Manpower, Inc.	49,674
494	Ritchie Bros. Auctioneers, Inc.	13,522
1,940	Robert Half International, Inc.	53,121
		122,107
	Consumer Durables & Apparel - 4.4%
1,207	Hasbro, Inc.	47,752
354	Lululemon Athletica, Inc. •	21,402
80	NVR, Inc. •	54,310
652	Tempur-Pedic International, Inc. •	46,931
		170,395
	Consumer Services - 1.7%
613	DeVry, Inc.	38,078
246	Strayer Education, Inc.	29,929
		68,007
	Diversified Financials - 4.4%
1,578	Cetip S.A. - Balcao Organizado	26,768
667	Greenhill & Co., Inc.	29,376
807	Invesco Ltd.	17,894
306	LPL Investment Holdings, Inc. •	10,121
2,721	SEI Investments Co.	53,820
509	Stifel Financial •	19,330
223	T. Rowe Price Group, Inc.	12,669
		169,978
	Energy - 8.1%
948	Alpha Natural Resources, Inc. •	40,470
560	Atwood Oceanics, Inc. •	26,151
1,939	Cobalt International Energy •	23,889
1,827	Denbury Resources, Inc. •	35,307
895	ENSCO International plc	47,653
667	Pioneer Natural Resources Co.	62,055
916	Ultra Petroleum Corp. •	42,888
618	Whiting Petroleum Corp. •	36,206
		314,619
	Food, Beverage & Tobacco - 1.3%
1,140	Molson Coors Brewing Co.	51,368

	Health Care Equipment & Services - 8.3%
1,570	Amerisource Bergen Corp.	60,156
1,097	Cardinal Health, Inc.	47,986
127	Gen-Probe, Inc. •	7,717
2,357	Lincare Holdings, Inc.	60,313
1,652	Patterson Cos., Inc.	50,962
1,354	Resmed, Inc. •	41,000
1,075	Universal Health Services, Inc. Class B	53,383
		321,517
	Insurance - 2.4%
1,163	Brown & Brown, Inc.	25,360
1,792	Unum Group	43,697
755	W.R. Berkley Corp.	23,240
		92,297
	Materials - 5.0%
708	Carpenter Technology Corp.	40,690
145	CF Industries Holdings, Inc.	22,471
455	FMC Corp.	39,814
353	Sherwin-Williams Co.	27,247
539	Silgan Holdings, Inc.	20,920
723	Steel Dynamics, Inc.	11,298
276	Walter Energy, Inc.	33,860
		196,300
	Media - 1.0%
1,195	DreamWorks Animation SKG, Inc. •	26,117
283	Liberty Global, Inc. •	11,841
		37,958
	Pharmaceuticals, Biotechnology & Life Sciences - 7.9%
2,757	Amylin Pharmaceuticals, Inc. •	32,832
1,161	Incyte Corp. •	20,254
512	Ironwood Pharmaceuticals, Inc. •	7,656
2,160	Mylan, Inc. •	49,200
940	Qiagen N.V. •	15,916
570	Regeneron Pharmaceuticals, Inc. •	30,239
1,373	Seattle Genetics, Inc. •	23,386
533	Waters Corp. •	46,837
1,190	Watson Pharmaceuticals, Inc. •	79,878
		306,198
	Real Estate - 1.1%
532	Alexandria Real Estate Equities, Inc.	43,624

	Retailing - 3.6%
395	Advance Automotive Parts, Inc.	21,727
854	CarMax, Inc. •	27,301
366	Joseph A. Bank Clothiers, Inc. •	18,756
169	Netflix, Inc. •	44,873
506	Penske Automotive Group, Inc.	11,202
335	Signet Jewelers Ltd. •	14,361
		138,220
	Semiconductors & Semiconductor Equipment - 6.6%
895	Altera Corp.	36,587
1,125	Analog Devices, Inc.	38,696
1,829	Maxim Integrated Products, Inc.	42,004
3,097	NVIDIA Corp. •	42,835
2,225	Skyworks Solutions, Inc. •	56,310

1

The Hartford MidCap Fund
Schedule of Investments ― (continued)
July 31, 2011 (Unaudited)
(000’s Omitted)

Shares or Principal Amount			Market Value ╪
COMMON STOCKS - 99.7% - (continued)
	Semiconductors & Semiconductor Equipment - 6.6% - (continued)
1,221	Xilinx, Inc.		$39,208
			255,640
	Software & Services - 11.0%
688	Citrix Systems, Inc. •		49,587
335	Factset Research Systems, Inc.		30,859
1,032	Gartner, Inc. Class A •		38,081
3,481	Genpact Ltd. •		57,437
1,147	Global Payments, Inc.		54,372
671	QLIK Technologies, Inc. •		20,332
746	Rovi Corp. •		39,505
143	Teradata Corp. •		7,861
2,346	VeriSign, Inc.		73,233
2,800	Western Union Co.		54,356
			425,623
	Technology Hardware & Equipment - 2.9%
1,402	ADTRAN, Inc.		46,406
1,262	National Instruments Corp.		32,602
1,320	Polycom, Inc. •		35,668
			114,676
	Telecommunication Services - 1.3%
936	American Tower Corp. Class A •		49,181

	Transportation - 5.0%
453	C.H. Robinson Worldwide, Inc.		32,782
874	Con-way, Inc.		32,004
1,048	Expeditors International of Washington, Inc.		49,989
1,070	J.B. Hunt Transport Services, Inc.		48,409
493	Kansas City Southern •		29,271
			192,455
	Utilities - 4.5%
1,676	Northeast Utilities		56,974
1,353	NRG Energy, Inc. •		33,180
1,487	UGI Corp.		45,050
1,336	Wisconsin Energy Corp.		40,960
			176,164
	Total common stocks
	(cost $3,509,539)		$3,870,641

	Total long-term investments
	(cost $3,509,539)		$3,870,641

SHORT-TERM INVESTMENTS - 0.8%
	Repurchase Agreements - 0.8%
	Bank of America Merrill Lynch TriParty Joint Repurchase Agreement (maturing on 08/01/2011 in the amount of $771, collateralized by FHLMC 4.50%, 2040, FNMA 3.12% - 6.00%, 2019 - 2047, value of $787)
$771	0.18%, 7/29/2011		$771
	Barclays Capital TriParty Joint Repurchase Agreement (maturing on 08/01/2011 in the amount of $1,373, collateralized by FHLMC 0.14%, 2013, value of $1,401)
1,373	0.18%, 7/29/2011		1,373

BNP Paribas Securities Corp. TriParty Joint
Repurchase Agreement (maturing on
08/01/2011 in the amount of $7,754,
collateralized by FHLMC 3.50% - 6.00%,
2022 - 2041, FNMA 3.50% - 6.00%, 2019 -
2047, value of $7,909)

7,754	0.20%, 7/29/2011		7,754
	Deutsche Bank Securities TriParty Joint Repurchase Agreement (maturing on 08/01/2011 in the amount of $19,766, collateralized by GNMA 3.30% - 7.00%, 2026 - 2051, value of $20,161)
19,766	0.20%, 7/29/2011		19,766
	UBS Securities, Inc. Joint Repurchase Agreement (maturing on 08/01/2011 in the amount of $61, collateralized by U.S. Treasury Bill 1.13%, 2011, value of $62)
61	0.14%, 7/29/2011		61
	UBS Securities, Inc. TriParty Joint Repurchase Agreement (maturing on 08/01/2011 in the amount of $1,606, collateralized by FHLMC 4.00%, 2025, value of $1,638)
1,606	0.20%, 7/29/2011		1,606
			31,331
	Total short-term investments
	(cost $31,331)		$31,331

	Total investments
	(cost $3,540,870) ▲	100.5%	$3,901,972
	Other assets and liabilities	(0.5)%	(18,553)
	Total net assets	100.0%	$3,883,419

2

The Hartford MidCap Fund
Schedule of Investments ― (continued)
July 31, 2011 (Unaudited)
(000’s Omitted)

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 3.2% of total net assets at July 31, 2011.

Prices of foreign equities that are principally traded on certain foreign markets may be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

▲	At July 31, 2011, the cost of securities for federal income tax purposes was $3,556,434 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$515,232
Unrealized Depreciation	(169,694)
Net Unrealized Appreciation	$345,538

•	Currently non-income producing.

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

Investment Valuation Hierarchy Level Summary
July 31, 2011

	Total	Level 1 ♦	Level 2 ♦	Level 3
Assets:
Common Stocks ‡	$3,870,641	$3,870,641	$–	$–
Short-Term Investments	31,331	–	31,331	–
Total	$3,901,972	$3,870,641	$31,331	$–

♦	For the nine-month period ended July 31, 2011, there were no significant transfer between Level 1 and Level 2.
‡	The Fund has all or primarily all of the equity securities categorized in a particular level. Refer to the Schedule of Investments for further industry breakout.

3

The Hartford MidCap Value Fund
Schedule of Investments
July 31, 2011 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 98.7%
	Banks - 5.6%
144	Bankunited, Inc.	$3,598
198	Beneficial Mutual Bancorp, Inc. •	1,551
136	Comerica, Inc.	4,350
139	First Midwest Bancorp, Inc.	1,657
364	Huntington Bancshares, Inc.	2,201
1,677	Popular, Inc. •	4,024
130	TCF Financial Corp.	1,659
113	Umpqua Holdings Corp.	1,286
		20,326
	Capital Goods - 14.4%
68	AGCO Corp. •	3,243
45	AMETEK, Inc.	1,910
257	Barnes Group, Inc.	6,268
62	Dover Corp.	3,743
47	Esterline Technologies Corp. •	3,551
91	Hubbell, Inc. Class B	5,394
172	Pentair, Inc.	6,335
95	Teledyne Technologies, Inc. •	5,174
99	Terex Corp. •	2,199
206	Textron, Inc.	4,772
131	Thomas & Betts Corp. •	6,380
89	URS Corp. •	3,626
		52,595
	Consumer Durables & Apparel - 3.6%
184	Mattel, Inc.	4,911
171	MDC Holdings, Inc.	3,855
222	Toll Brothers, Inc. •	4,427
		13,193
	Consumer Services - 0.6%
36	DeVry, Inc.	2,249

	Diversified Financials - 5.0%
10	Affiliated Managers Group, Inc. •	1,022
72	E*Trade Financial Corp. •	1,147
146	Invesco Ltd.	3,232
34	LPL Investment Holdings, Inc. •	1,130
452	PHH Corp. •	8,470
131	Solar Capital Ltd.	3,010
182	Solar Cayman Ltd. ⌂▪•†	16
		18,027
	Energy - 6.4%
8	Cabot Oil & Gas Corp.	615
201	Cobalt International Energy •	2,472
46	Consol Energy, Inc.	2,455
52	ENSCO International plc	2,764
79	Japan Petroleum Exploration Co., Ltd.	4,035
185	Lone Pine Resources, Inc. •	2,184
57	Newfield Exploration Co. •	3,816
63	Overseas Shipholding Group, Inc.	1,535
63	Tidewater, Inc.	3,418
		23,294
	Food, Beverage & Tobacco - 6.4%
23	Bunge Ltd. Finance Corp.	1,597
2,899	China Agri-Industries Holdings	3,265
195	Cosan Ltd.	2,408
277	Maple Leaf Foods, Inc. w/ Rights	3,306
135	Molson Coors Brewing Co.	6,095
55	Sanderson Farms, Inc.	2,553
234	Tyson Foods, Inc. Class A	4,111
		23,335
	Health Care Equipment & Services - 5.1%
86	Amerisource Bergen Corp.	3,283
206	Brookdale Senior Living, Inc. •	4,398
180	CIGNA Corp.	8,979
107	Vanguard Health Systems, Inc. •	1,848
		18,508
	Insurance - 9.2%
68	Everest Re Group Ltd.	5,592
236	Fidelity National Financial, Inc.	3,845
100	Platinum Underwriters Holdings Ltd.	3,420
155	Principal Financial Group, Inc.	4,274
145	Reinsurance Group of America, Inc.	8,420
41	StanCorp Financial Group, Inc.	1,370
262	Unum Group	6,398
		33,319
	Materials - 11.3%
39	CF Industries Holdings, Inc.	6,042
69	FMC Corp.	5,998
66	Greif, Inc.	4,017
781	Incitec Pivot Ltd.	3,382
448	Louisiana-Pacific Corp. •	3,474
213	Methanex Corp. ADR	6,310
184	Owens-Illinois, Inc. •	4,273
557	Rexam plc	3,385
53	Sino Forest Corp. ▪•	405
145	Sino Forest Corp. Class A •	1,105
180	Steel Dynamics, Inc.	2,808
		41,199
	Media - 1.4%
193	Virgin Media, Inc.	5,102

	Pharmaceuticals, Biotechnology & Life Sciences - 3.0%
428	Almirall S.A.	4,076
229	Impax Laboratories, Inc. •	4,842
43	UCB S.A.	1,971
		10,889
	Real Estate - 7.2%
95	American Assets Trust, Inc.	2,093
669	BR Properties S.A.	7,337
284	Duke Realty, Inc.	3,982
203	Forest City Enterprises, Inc. Class A •	3,650
79	Iguatemi Emp de Shopping	1,743
122	Multiplan Empreendimentos Imobiliarios S.A.	2,689
119	Plum Creek Timber Co., Inc.	4,533
		26,027
	Retailing - 4.1%
140	Ann, Inc. •	3,629
2,375	Buck Holdings L.P. ⌂•†	5,468
75	Ross Stores, Inc.	5,675
		14,772
	Semiconductors & Semiconductor Equipment - 3.0%
166	Avago Technologies Ltd.	5,583
273	Microsemi Corp. •	5,421
		11,004

1

The Hartford MidCap Value Fund
Schedule of Investments ― (continued)
July 31, 2011 (Unaudited)
(000’s Omitted)

Shares or Principal Amount			Market Value ╪
COMMON STOCKS - 98.7% - (continued)
	Software & Services - 0.9%
76	BMC Software, Inc. •		$3,263

	Technology Hardware & Equipment - 2.6%
234	Arrow Electronics, Inc. •		8,121
227	Flextronics International Ltd. •		1,464
			9,585
	Transportation - 1.6%
295	Delta Air Lines, Inc. •		2,328
319	Swift Transportation Co. •		3,616
			5,944
	Utilities - 7.3%
514	N.V. Energy, Inc.		7,629
204	Northeast Utilities		6,929
117	UGI Corp.		3,557
174	Westar Energy, Inc.		4,491
134	Wisconsin Energy Corp.		4,120
			26,726
	Total common stocks
	(cost $323,242)		$359,357

	Total long-term investments
	(cost $323,242)		$359,357

SHORT-TERM INVESTMENTS - 1.6%
	Repurchase Agreements - 1.6%
	Bank of America Merrill Lynch TriParty Joint Repurchase Agreement (maturing on 08/01/2011 in the amount of $144, collateralized by FHLMC 4.50%, 2040, FNMA 3.12% - 6.00%, 2019 - 2047, value of $147)
$144	0.18%, 7/29/2011		$144
	Barclays Capital TriParty Joint Repurchase Agreement (maturing on 08/01/2011 in the amount of $256, collateralized by FHLMC 0.14%, 2013, value of $261)
256	0.18%, 7/29/2011		256

BNP Paribas Securities Corp. TriParty Joint
Repurchase Agreement (maturing on
08/01/2011 in the amount of $1,446,
collateralized by FHLMC 3.50% - 6.00%,
2022 - 2041, FNMA 3.50% - 6.00%, 2019 -
2047, value of $1,475)

1,446	0.20%, 7/29/2011		1,446
	Deutsche Bank Securities TriParty Joint Repurchase Agreement (maturing on 08/01/2011 in the amount of $3,686, collateralized by GNMA 3.30% - 7.00%, 2026 - 2051, value of $3,759)
3,686	0.20%, 7/29/2011		3,686
	UBS Securities, Inc. Joint Repurchase Agreement (maturing on 08/01/2011 in the amount of $11, collateralized by U.S. Treasury Bill 1.13%, 2011, value of $12)
11	0.14%, 7/29/2011		11
	UBS Securities, Inc. TriParty Joint Repurchase Agreement (maturing on 08/01/2011 in the amount of $299, collateralized by FHLMC 4.00%, 2025, value of $305)
299	0.20%, 7/29/2011		299
			5,842
	Total short-term investments
	(cost $5,842)		$5,842

	Total investments
	(cost $329,084) ▲	100.3%	$365,199
	Other assets and liabilities	(0.3)%	(1,089)
	Total net assets	100.0%	$364,110

2

The Hartford MidCap Value Fund
Schedule of Investments ― (continued)
July 31, 2011 (Unaudited)
(000’s Omitted)

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 14.6% of total net assets at July 31, 2011.

Prices of foreign equities that are principally traded on certain foreign markets may be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

▲	At July 31, 2011, the cost of securities for federal income tax purposes was $335,755 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$51,004
Unrealized Depreciation	(21,560)
Net Unrealized Appreciation	$29,444

†
The aggregate value of securities valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Company's Board of Directors at July 31, 2011, was $5,484, which represents 1.51% of total net assets. This amount excludes securities that are principally traded in certain foreign markets and whose prices are adjusted pursuant to a third party pricing service methodology approved by the Board of Directors.

•	Currently non-income producing.

▪
Securities issued within terms of a private placement memorandum, exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers.  Unless otherwise indicated, these issues are determined to be liquid.  At July 31, 2011, the aggregate value of these securities was $421, which represents 0.12% of total net assets.

⌂
The following securities are considered illiquid.  Illiquid securities are often purchased in private placement transactions, are often not registered under the Securities Act of 1933 and may have contractual restrictions on resale. A security may also be considered illiquid if the security lacks a readily available market or if its valuation has not changed for a certain period of time.

Period Acquired	Shares/ Par	Security	Cost Basis
06/2007	2,375	Buck Holdings L.P.	$1,824
03/2007	182	Solar Cayman Ltd. - 144A	135

The aggregate value of these securities at July 31, 2011, was $5,484, which represents 1.51% of total net assets.

Foreign Currency Contracts Outstanding at July 31, 2011

Description	Counterparty	Buy / Sell	Market Value ╪	Contract Amount	Delivery Date	Unrealized Appreciation/ (Depreciation)
British Pound	Brown Brothers Harriman	Sell	$18	$18	08/03/2011	$–
Canadian Dollar	Deutsche Bank Securities	Sell	16	16	08/04/2011	–
Euro	Banc of America Securities	Sell	21	21	08/03/2011	–
						$–

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

3

The Hartford MidCap Value Fund
Schedule of Investments ― (continued)
July 31, 2011 (Unaudited)
(000’s Omitted)

Investment Valuation Hierarchy Level Summary
July 31, 2011

	Total	Level 1 ♦	Level 2 ♦	Level 3
Assets:
Common Stocks ‡	$359,357	$333,759	$20,114	$5,484
Short-Term Investments	5,842	–	5,842	–
Total	$365,199	$333,759	$25,956	$5,484
Foreign Currency Contracts *	–	–	–	–
Total	$–	$–	$–	$–

♦	For the nine-month period ended July 31, 2011, there were no significant transfer between Level 1 and Level 2.
‡	The Fund has all or primarily all of the equity securities categorized in a particular level. Refer to the Schedule of Investments for further industry breakout.
*	Derivative instruments not reflected in the Schedule of Investments are valued at the unrealized appreciation/depreciation on the investments.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Balance as of October 31, 2010	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)		Net Amortization	Purchases	Sales	Transfers Into Level 3	Transfers Out of Level 3	Balance as of July 31, 2011
Assets:
Common Stocks	$5,548	$449	$147	*	$—	$—	$(660)	$—	$—	$5,484
Total	$5,548	$449	$147		$—	$—	$(660)	$—	$—	$5,484

*	Change in unrealized appreciation or depreciation in the current period relating to assets still held at July 31, 2011 was $147.

4

The Hartford Money Market Fund
Schedule of Investments
July 31, 2011 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
CERTIFICATES OF DEPOSIT - 5.5%
	Commercial Banking - 2.5%
	Bank of Nova Scotia Houston
$7,400	0.45%, 10/31/2011 - 01/06/2012 Δ	$7,405
	Svenska Handelsbanken AB
6,250	0.18%, 09/15/2011	6,250
	UBS AG Stamford CT
3,000	0.29%, 10/27/2011	3,000
		16,655
	Depository Credit - Banking - 2.5%
	Royal Bank of Canada New York
4,000	0.24%, 02/14/2012 Δ	4,000
10,250	0.28%, 08/15/2011 - 10/03/2011 Δ	10,251
	Toronto-Dominion Bank New York
3,000	0.27%, 01/12/2012 Δ	3,000
		17,251

	Monetary Authorities - Central Banks - 0.5%
	Deutsche Bank AG New York
3,250	0.45%, 08/24/2011 Δ	3,250

	Total certificates of deposit
	(cost $37,156)	$37,156

COMMERCIAL PAPER - 48.4%
	Basic Chemical Manufacturing - 1.2%
	Export Development Canada
$8,000	0.03%, 09/12/2011	$8,000

	Beverage Manufacturing - 3.4%
	Coca Cola Co.
3,250	0.11%, 08/30/2011	3,250
3,750	0.17%, 09/19/2011	3,749
	Pepsico, Inc.
6,250	0.06%, 09/21/2011 ▪	6,249
6,500	0.07%, 08/11/2011 ▪	6,500
3,000	0.09%, 10/04/2011 ▪	3,000
		22,748
	Commercial Banking - 12.4%
	Barclays U.S. Funding Corp.
3,000	0.14%, 08/15/2011	3,000
3,750	0.18%, 09/16/2011	3,749
2,500	0.22%, 09/19/2011	2,499
	Commonwealth Bank of Australia
3,250	0.17%, 08/23/2011	3,250
3,000	0.20%, 10/04/2011	2,999
	Old Line Funding LLC
6,500	0.17%, 08/08/2011 - 09/12/2011 ▪	6,499
6,000	0.17%, 09/13/2011 - 10/11/2011	5,999
	Rabobank USA Financial Corp.
3,500	0.21%, 09/09/2011	3,499
	Standard Chartered Bank
6,250	0.26%, 08/31/2011 - 09/06/2011 ▪	6,248
3,000	0.30%, 08/15/2011 ▪	3,000
	State Street Corp.
4,000	0.15%, 10/05/2011	3,999
4,000	0.20%, 11/03/2011	3,998
4,000	0.21%, 08/09/2011	4,000
	U.S. Bank
4,500	0.13%, 08/09/2011	4,500
4,500	0.14%, 08/16/2011	4,499
	United Technology Corp.
12,500	0.07%, 08/24/2011 - 08/30/2011 ▪	12,499
	Westpac Banking Corp.
3,000	0.22%, 08/19/2011 ▪	3,000
2,750	0.25%, 10/06/2011 ▪	2,749
3,250	0.45%, 10/28/2011 ▪ Δ	3,250
		83,236
	Computer and Peripheral Equipment Manufacturing - 2.5%
	Hewlett-Packard Co.
9,250	0.06%, 08/08/2011 - 08/10/2011 ▪	9,250
	International Business Machines Co.
4,750	0.06%, 09/21/2011 ▪	4,750
	John Deere Capital Corp.
3,000	0.10%, 09/20/2011 ▪	2,999
		16,999
	Consumer Lending - 2.3%
	Straight-A Funding LLC
3,000	0.12%, 08/03/2011 ▪	3,000
12,250	0.16%, 08/17/2011 - 10/03/2011 ▪	12,248
		15,248
	Depository Credit - Banking - 3.0%
	Bank of Nova Scotia
1,750	0.18%, 09/06/2011	1,750
3,000	0.19%, 09/19/2011	2,999
	Deutsche Bank Financial LLC
3,000	0.24%, 08/31/2011	2,999
	Toronto-Dominion Holdings USA
3,000	0.14%, 09/08/2011 ▪	3,000
4,750	0.15%, 08/10/2011 ▪	4,750
4,500	0.17%, 08/25/2011 ▪	4,499
		19,997
	Electrical Equipment Manufacturing Household Appliances - 0.4%
	General Electric Co.
2,500	0.12%, 09/09/2011	2,500

	International Trade Financing (Foreign Banks) - 1.1%
	Kreditanstalt fuer Wiederaufbau
7,250	0.14%, 08/17/2011 - 09/08/2011 ▪	7,249

	Motor Vehicle Parts Manufacturing - 1.4%
	Wal-Mart Stores, Inc.
4,750	0.05%, 08/11/2011	4,750
4,500	0.06%, 08/01/2011 ○	4,500
		9,250
	Nondepository Credit Banking - 2.9%
	General Electric Capital Corp.
3,750	0.07%, 08/03/2011	3,750

1

The Hartford Money Market Fund
Schedule of Investments ― (continued)
July 31, 2011 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMERCIAL PAPER - 48.4% - (continued)
	Nondepository Credit Banking - 2.9% - (continued)
	General Electric Capital Corp. - (continued)
$3,000	0.19%, 10/07/2011	$2,999
	John Deere Credit, Inc.
3,000	0.08%, 08/10/2011	3,000
3,500	0.09%, 08/22/2011	3,500
6,000	0.10%, 09/14/2011	5,999
		19,248
	Other Financial Investment Activities - 4.0%
	Alpine Securitization Corp.
4,000	0.12%, 08/04/2011	4,000
8,250	0.14%, 08/12/2011 ▪	8,249
	Falcon Asset Securitization Co.
3,000	0.12%, 08/10/2011 ▪	3,000
5,750	0.13%, 08/04/2011 ▪	5,750
3,000	0.19%, 08/01/2011 ▪ ○	3,000
	Sheffield Receivables Corp.
2,750	0.14%, 08/09/2011	2,750
		26,749

	Pharmaceutical & Medicine Manufacturing - 6.3%
	Abbott Laboratories
2,250	0.07%, 09/20/2011 ▪	2,250
3,250	0.10%, 09/13/2011 ▪	3,250
10,000	0.12%, 08/09/2011 - 08/23/2011 ▪	9,999
	Johnson & Johnson
3,500	0.10%, 09/02/2011 ▪	3,500
	Merck & Co., Inc.
3,000	0.10%, 08/26/2011	3,000
12,500	0.11%, 08/18/2011 ▪	12,499
	Sanofi-Aventis S.A.
4,750	0.22%, 12/15/2011 ▪	4,746
3,250	0.35%, 10/18/2011 ▪	3,247
		42,491
	Securities and Commodity Contracts and Brokerage - 0.4%
	Credit Suisse First Boston New York
3,000	0.18%, 10/05/2011	2,999

	Soap, Cleaning Compound, Toiletries Manufacturing - 3.9%
	Colgate-Palmolive Co.
10,750	0.06%, 08/12/2011 ▪	10,750
	Procter & Gamble Co.
6,250	0.08%, 09/20/2011 ▪	6,249
9,250	0.10%, 09/07/2011 - 10/14/2011 ▪	9,248
		26,247
	Sovereign Foreign Governments - 3.2%
	Ontario (Province of)
9,000	0.07%, 08/12/2011 - 08/18/2011	9,000
5,500	0.10%, 08/31/2011	5,499
	Quebec (Province of)
3,750	0.07%, 08/02/2011 ▪	3,750
3,500	0.13%, 09/15/2011 ▪	3,500
		21,749
	Total commercial paper
	(cost $324,710)	$324,710

CORPORATE NOTES - 9.0%
	Beverage Manufacturing - 1.2%
	Coca-Cola Co.
$7,800	0.31%, 05/15/2012 Δ	$7,806

	Commercial Banking - 2.2%
	Commonwealth Bank of Australia
2,500	0.57%, 11/04/2011 ▪ Δ	2,502
	Rabobank Netherlands
5,750	0.47%, 08/05/2011 ▪ Δ	5,750
	UBS AG Stamford CT
6,500	1.50%, 09/29/2011 Δ	6,513
		14,765
	Computer and Peripheral Equipment Manufacturing - 0.7%
	IBM Corp.
4,800	0.31%, 11/04/2011 Δ	4,802

	Depository Credit - Banking - 1.1%
	Wells Fargo & Co.
1,700	0.55%, 08/26/2011	1,706
6,000	0.90%, 08/29/2011 Δ	6,003
		7,709
	Insurance Carriers - 1.2%
	Met Life Global Funding I
3,000	0.38%, 07/06/2012 ▪ Δ	3,000
5,000	0.75%, 04/10/2012 ▪ Δ	5,014
		8,014
	International Trade Financing (Foreign Banks) - 0.6%
	Australia & New Zealand Banking Group Ltd.
4,250	0.55%, 10/21/2011 ▪ Δ	4,253

	Nondepository Credit Banking - 0.3%
	General Electric Capital Corp.
1,875	0.33%, 08/15/2011 Δ	1,875

	Securities and Commodity Contracts and Brokerage - 1.7%
	Goldman Sachs Group, Inc.
5,000	0.49%, 08/05/2011 Δ	5,000
	JP Morgan Chase & Co.
4,250	0.28%, 08/17/2012 Δ	4,250

2

The Hartford Money Market Fund
Schedule of Investments ― (continued)
July 31, 2011 (Unaudited)
(000’s Omitted)

Shares or Principal Amount			Market Value ╪
CORPORATE NOTES - 9.0% - (continued)
	Securities and Commodity Contracts and Brokerage - 1.7% - (continued)
	JP Morgan Chase & Co. - (continued)
$2,000	0.37%, 12/21/2011 Δ		$2,001
			11,251
	Total corporate notes
	(cost $60,475)		$60,475

OTHER POOLS AND FUNDS - 0.0%
3	JP Morgan U.S. Government Money Market Fund		$3

	Total other pools and funds
	(cost $3)		$3

REPURCHASE AGREEMENTS - 14.9%
	BNP Paribas Securities Corp. TriParty Joint Repurchase Agreement (maturing on 08/01/2011 in the amount of $24,548, collateralized by U.S. Treasury Bond 6.13%, 2029, value of $25,039)
$24,548	0.13% dated 07/29/2011		$24,548
	Deutsche Bank Securities TriParty Joint Repurchase Agreement (maturing on 08/01/2011 in the amount of $23,581, collateralized by U.S. Treasury Bond 6.50%, 2026, value of $24,052)
23,580	0.14% dated 07/29/2011		23,580

RBS Greenwich Capital Markets TriParty
Joint Repurchase Agreement (maturing
on 08/01/2011 in the amount of $35,887,
collateralized by U.S. Treasury Bond
3.38% - 4.50%, 2038 - 2041, U.S.
Treasury Note 0.50% - 1.00%, 2013,
value of $36,605)

35,887	0.15% dated 07/29/2011		35,887
	UBS Securities, Inc. TriParty Joint Repurchase Agreement (maturing on 08/01/2011 in the amount of $16,366, collateralized by U.S. Treasury Note 0.50%, 2015, value of $16,693)
16,366	0.15% dated 07/29/2011		16,366

	Total repurchase agreements
	(cost $100,381)		$100,381

U.S. GOVERNMENT AGENCIES - 5.0%
	Federal Home Loan Mortgage Corp. - 2.4%
$6,250	0.03%, 08/18/2011		$6,250
9,500	0.05%, 09/01/2011		9,499
			15,749
	Federal National Mortgage Association - 2.6%
6,500	0.03%, 08/03/2011		6,500
11,250	0.04%, 08/09/2011 - 08/10/2011		11,250
			17,750
	Total U.S. government agencies
	(cost $33,499)		$33,499

U.S. GOVERNMENT SECURITIES - 14.5%
	Other Direct Federal Obligations - 2.3%
	Federal Home Loan Bank
$6,250	0.02%, 08/17/2011		$6,250
8,700	0.05%, 08/24/2011 - 10/05/2011		8,699
			14,949
	U.S. Treasury Bills - 12.2%
20,500	0.02%, 08/11/2011		20,500
61,500	0.03%, 08/25/2011		61,499
			81,999
	Total U.S. government securities
	(cost $96,948)		$96,948

	Total investments
	(cost $653,172) ▲	97.3%	$653,172
	Other assets and liabilities	2.7%	18,305
	Total net assets	100.0%	$671,477

3

The Hartford Money Market Fund
Schedule of Investments ― (continued)
July 31, 2011 (Unaudited)
(000’s Omitted)

Note:
Percentage of investments as shown is the ratio of the total market value to total net assets.  The rates presented in this Schedule of Investments are yields, unless otherwise noted.  Market value of investments in U.S. dollar denominated securities of foreign issuers represents 16.1% of total net assets at July 31, 2011.

▲	Also represents cost for tax purposes.

Δ	Variable rate securities; the rate reported is the coupon rate in effect at July 31, 2011.

○	The interest rate disclosed for these securities represents the effective yield on the date of the acquisition.

▪
Securities issued within terms of a private placement memorandum, exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers.  Unless otherwise indicated, these holdings are determined to be liquid.  At July 31, 2011, the aggregate value of these securities was $218,245, which represents 32.50% of total net assets.

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

Investment Valuation Hierarchy Level Summary
July 31, 2011

	Total	Level 1 ♦	Level 2 ♦	Level 3
Assets:
Certificates of Deposit	$37,156	$–	$37,156	$–
Commercial Paper	324,710	–	324,710	–
Corporate Notes	60,475	–	60,475	–
Other Pools and Funds	3	3	–	–
Repurchase Agreements	100,381	–	100,381	–
U.S. Government Agencies	33,499	–	33,499	–
U.S. Government Securities	96,948	–	96,948	–
Total	$653,172	$3	$653,169	$–

♦	For the nine-month period ended July 31, 2011, there were no significant transfer between Level 1 and Level 2.

4

The Hartford Municipal Opportunities Fund (formerly The Hartford High Yield Municipal Bond Fund)
Schedule of Investments
July 31, 2011 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
MUNICIPAL BONDS - 98.1%
	Alaska - 0.1%
	Alaska Municipal Bond Bank Auth GO
$375	5.75%, 09/01/2033	$398

	Arizona - 1.7%
	Estrella Mountain, AZ, Ranch Community GO
265	6.20%, 07/15/2032	242
	Mohave County, AZ, IDA Correctional Fac Contract
3,000	8.00%, 05/01/2025	3,312
	Pima County, AZ, IDA Education Rev
1,500	8.50%, 07/01/2039	1,551
	Show Low Bluff, AZ, Community Fac Dist Special Assessment
200	5.60%, 07/01/2031 ⌂▪	147
	Tartesso West Community Facilities Dist GO
1,000	5.90%, 07/15/2032 ⌂	809
		6,061
	California - 10.5%
	California Health Fac FA Rev, Stanford Hospital
2,000	5.50%, 11/15/2040	2,050
	California State GO
4,985	6.50%, 04/01/2033	5,649
	California State Public Works Board
1,000	5.00%, 04/01/2034	993
	California State Public Works Board, Correctional Facilities Improvement
1,000	6.00%, 03/01/2035	1,030
	California State Public Works Board, State University Trustees
2,000	6.25%, 04/01/2034	2,096
	California Statewide Communities Development Auth Rev
2,250	6.00%, 08/15/2042	2,419
	California Statewide Community DA Rev
1,700	7.50%, 06/01/2042	1,716
	California Statewide Community DA, Thomas Jefferson School of Law
4,100	7.25%, 10/01/2032 ▪	4,205
	Imperial Irrigation Dist Elec Rev
2,000	5.25%, 11/01/2031	2,080
	Morongo Band of Mission Indians Enterprise Rev
1,595	6.50%, 03/01/2028 ▪	1,511
	MSR Energy Auth
2,000	6.50%, 11/01/2039	2,205
	San Diego, CA, Redev Agency Tax Allocation
3,000	7.00%, 11/01/2039	3,143
	San Francisco City & County Airports Commission
1,500	5.00%, 05/01/2031	1,528
	San Francisco City & County, CA, Redev Agency, Community Fac Dist No. 6
530	6.13%, 08/01/2031	515
	San Francisco City & County, CA, Redev Agency, No. 6 Mission Bay South Pub
590	6.25%, 08/01/2033	571
	San Jose, CA, Redev Agency
500	6.50%, 08/01/2023	514
	Santa Cruz County, CA, Redev Agency
1,335	6.63%, 09/01/2029	1,385
	Turlock Irrigation Dist
3,000	5.50%, 01/01/2041 ☼	3,085
		36,695
	Colorado - 2.0%
	Baptist Road Rural Transportation Auth, Sales & Use Tax Rev
800	5.00%, 12/01/2026	537
	Colorado Health FA Rev
2,500	5.50%, 05/15/2028	2,452
	Colorado Health Fac Auth, Adventist Health
1,500	5.25%, 11/15/2035	1,500
	Denver, CO, City & County Special Fac Airport AMT
1,000	5.25%, 10/01/2032	856
	Regional Transportation Dist
1,500	6.00%, 01/15/2034	1,514
		6,859
	Connecticut - 1.4%
	Connecticut State Special Obligation Package
1,290	6.60%, 07/01/2024	1,246
	Hamden, CT, Facilities Rev, Whitney Center Proj Ser A
1,250	7.63%, 01/01/2030	1,310
2,250	7.75%, 01/01/2043	2,334
		4,890
	District of Columbia - 1.9%
	District of Columbia Tobacco Settlement Financing Corp
6,675	6.50%, 05/15/2033 ‡	6,636

	Florida - 3.7%
	Beeline Community Development Dist
1,195	7.00%, 05/01/2037	1,192
	Colonial Country Club Community Development Dist, Capital Improvement Rev
2,010	6.40%, 05/01/2033	2,013
	Florida Village Community Development
865	6.50%, 05/01/2033	884
	Florida Village Community Development Dist No 8
2,715	6.38%, 05/01/2038	2,767
	Highlands County, FL, Adventist Health (Prerefunded with US Gov't Securities)
125	5.25%, 11/15/2036	150
	Hillsborough County, FL, IDA (Prerefunded with US Gov't Securities)
1,150	8.00%, 08/15/2032	1,597
	Jacksonville, FL, Econ Development Community Health Care Fac
2,000	6.25%, 09/01/2027	1,990
	Lakeland, FL, Retirement Community Rev
1,750	6.38%, 01/01/2043	1,567
	Magnolia Creek, FL, Community Development Dist Capital Improvement
500	0.00%, 05/01/2039 ⌂•	205

1

The Hartford Municipal Opportunities Fund (formerly The Hartford High Yield Municipal Bond Fund)
Schedule of Investments ― (continued)
July 31, 2011 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
MUNICIPAL BONDS - 98.1% - (continued)
	Florida - 3.7% - (continued)
	River Bend Community Development Dist, Capital Improvement Rev
$1,755	0.00%, 11/01/2015 ⌂•	$702
		13,067
	Georgia - 2.2%
	Atlanta Water & Wastewater Rev
2,000	6.00%, 11/01/2022	2,300
	Clayton County, GA, DA
2,000	9.00%, 06/01/2035	2,153
	Dekalb, Newton & Gwinett County, GA, Joint Development Proj
1,500	6.00%, 07/01/2034	1,611
	Marietta, GA, DA Life University Inc Proj
1,500	7.00%, 06/15/2030	1,454
		7,518
	Hawaii - 0.6%
	Hawaii State Dept of Budget & Fin
1,750	9.00%, 11/15/2044	1,980

	Illinois - 7.0%
	Aurora, IL, Tax Increment Rev
970	6.75%, 12/30/2027	947
	Chicago (City of), IL, GO
2,835	13.58%, 07/01/2018 λ	3,012
	Chicago Ill O'Hare Int'l Airport Revenues
1,000	5.25%, 01/01/2027	1,000
2,000	5.75%, 01/01/2039	2,090
	Chicago, IL, O'Hare Int'l Airport Rev
2,210	6.00%, 01/01/2017	2,367
	Hampshire, IL, Special Service Area #13, Tuscany Woods Proj
192	5.75%, 03/01/2037 ⌂	95
	Illinois FA Rev, Admiral at the Lake
3,000	6.00%, 05/15/2017	3,002
	Illinois FA Rev, Art Institute of Chicago Ser A
1,400	6.00%, 03/01/2038	1,460
	Illinois FA Rev, Silver Cross Hospital & Medicine
6,000	5.50%, 08/15/2030	5,534
	Railsplitter Tobacco Settlement Auth IL
3,000	6.00%, 06/01/2028	3,085
	State of Illinois
1,500	5.25%, 01/01/2021	1,625
		24,217
	Indiana - 0.3%
	Indiana Municipal Power Agency
1,000	5.75%, 01/01/2034	1,022

	Louisiana - 3.8%
	Louisiana Local Government Environmental Facilities & Community Development
6,000	6.75%, 11/01/2032	6,247
	Louisiana Public Facilities Auth, Franciscan Missionaries
3,500	6.75%, 07/01/2039	3,784
	Louisiana Public Facilities Auth, Susla Fac, Inc
500	5.75%, 07/01/2039 ⌂▪	363
	New Orleans, LA, Aviation Board Revenues
2,500	6.00%, 01/01/2023	2,816
		13,210
	Maryland - 0.6%
	Baltimore MD Proj Rev
2,000	5.00%, 07/01/2041	2,082

	Massachusetts - 3.4%
	Massachusetts Development Fin Agency Rev
1,200	8.00%, 04/15/2031	1,333
	Massachusetts State Health & Education FA Rev, Simmons College Ser I
2,355	8.00%, 10/01/2039	2,623
	Massachusetts State, GO
3,335	12.93%, 04/01/2019 λ	4,191
	Massachusetts State, Water Auth
3,335	11.64%, 02/01/2016 λ	3,627
		11,774
	Michigan - 5.6%
	Flint, MI, International Academy
2,485	5.75%, 10/01/2037	2,026
	Kent, MI, Hospital FA
5,175	6.00%, 07/01/2035	4,845
	Michigan Public Educational FA Rev, Limited Obligation Bradford
5,000	6.50%, 09/01/2037 ▪	4,425
	Michigan Public Educational FA Rev, Limited Obligation Chandler Park Academy
2,025	6.35%, 11/01/2028	1,998
	Michigan Public Educational FA Rev, Limited Obligation Landmark Academy
1,395	7.00%, 12/01/2039	1,323
	Michigan State Strategic Fund
2,500	5.25%, 10/15/2031	2,529
	Royal Oak, MI, Hospital Financial Auth
2,000	8.25%, 09/01/2039	2,305
		19,451
	Minnesota - 0.2%
	Falcon Heights, MN, Lease Rev
925	6.00%, 11/01/2037	762

	Missouri - 2.0%
	Branson Hills, MO, Infrastructure Fac
100	5.50%, 04/01/2027	78
	Kirkwood, MO, Industrial DA
3,500	8.25%, 05/15/2045	3,621
	St Louis, MO, Airport Rev
3,000	6.63%, 07/01/2034	3,153
		6,852
	Nevada - 0.2%
	Las Vegas, NV, Special Improvement Dist #808 & 810, Summerlin Village
500	6.13%, 06/01/2031	425
	Mesquite Special Improvement Dist #07-01
475	6.00%, 08/01/2027	376
		801

2

The Hartford Municipal Opportunities Fund (formerly The Hartford High Yield Municipal Bond Fund)
Schedule of Investments ― (continued)
July 31, 2011 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
MUNICIPAL BONDS - 98.1% - (continued)
	New Hampshire - 0.6%
	New Hampshire Business Financing Auth Rev
$2,000	6.88%, 10/01/2039	$2,015

	New Jersey - 2.5%
	New Jersey Econ DA
1,800	6.25%, 09/15/2019	1,799
	New Jersey Health Care Facilities FA, Hospital Asset Transformation
2,855	5.75%, 10/01/2031	3,024
	New Jersey State Educational FA Rev, University of Medicine & Dentistry
2,000	7.50%, 12/01/2032	2,291
	New Jersey Transportation Trust Fund Auth
1,500	5.50%, 06/15/2041	1,564
		8,678
	New Mexico - 1.2%
	Los Alamos County, NM
3,000	5.88%, 06/01/2027	3,400
	Montecito Estates Public Improvement Rev
985	7.00%, 10/01/2037 ⌂	877
		4,277
	New York - 10.2%
	Erie County, NY, IDA Global Concepts Charter School Proj
1,530	6.25%, 10/01/2037	1,353
	Nassau County, NY, IDA Continuing Care Retirement
3,000	6.70%, 01/01/2043	2,825
	Nassau County, NY, IDA Continuing Care Retirement, Amsterdam at Harborside
1,000	6.50%, 01/01/2027	988
	New York City Industrial Development Agency
3,000	7.75%, 08/01/2031	3,084
	New York Environmental Fac Corp
2,500	5.00%, 06/15/2041	2,578
	New York State Dormitory Auth Non State Supported Debt, Orange Regional Med Center
1,500	6.13%, 12/01/2029	1,480
	New York State Dormitory Auth Rev Non State Supported Debt
2,000	6.00%, 07/01/2033	2,132
	New York, NY, GO
4,000	6.25%, 10/15/2028	4,547
	New York, NY, IDA American Airlines JFK International Airport AMT
6,860	7.63%, 08/01/2025	7,075
4,865	8.00%, 08/01/2012	5,006
	TSASC, Inc NY
2,500	5.00%, 06/01/2034	1,852
	Ulster County, NY, IDA
3,250	6.00%, 09/15/2037 - 09/15/2042	2,443
		35,363
	North Carolina - 0.7%
	North Carolina Medical Care Commission Retirement FA Rev, First Mortgage Galloway Ridge
1,555	5.88%, 01/01/2031	1,473
1,000	6.00%, 01/01/2039	940
		2,413
	Ohio - 0.7%
	Buckeye Tobacco Settlement FA
2,000	6.50%, 06/01/2047	1,614
	Ohio State Hospital Facilities Rev
880	5.50%, 01/01/2039	910
		2,524
	Oklahoma - 0.6%
	Norman, OK, Regional Hospital Auth Hospital Rev
2,795	5.13%, 09/01/2037	2,261

	Other U.S. Territories - 2.6%
	Guam Government, Dept of Admin Ser A
3,000	6.75%, 11/15/2029	3,097
	Guam Government, Dept of Education John F Kennedy High School Ser A
2,000	6.63%, 12/01/2030	1,967
	Guam Government, Limited Obligation Rev Section 30 Ser A
935	5.75%, 12/01/2034	935
	Puerto Rico (Commonwealth of)
3,000	6.00%, 07/01/2032	3,075
		9,074
	Pennsylvania - 4.2%
	Allegheny County Industrial Development Auth
1,250	6.75%, 08/15/2035	1,111
	Chester County, PA, IDA
1,020	6.38%, 12/15/2037	913
	Delaware County Industrial DA
2,000	6.13%, 08/15/2040	1,851
	Harrisburg Auth
2,000	5.25%, 07/15/2031 ⌂	1,642
	Pennsylvania Econ Development FA Rev, Allegheny Energy Supply
3,000	7.00%, 07/15/2039	3,242
	Pennsylvania Econ Development FA, U.S. Airways Group
1,500	8.00%, 05/01/2029	1,530
	Pennsylvania Turnpike Commission, Sub-Ser C
1,335	6.00%, 06/01/2028	1,461
	Philadelphia, PA, GO
1,000	7.00%, 07/15/2028	1,103
	Philadelphia, PA, Municipal Auth
750	6.38%, 04/01/2029	782
1,000	6.50%, 04/01/2034	1,034
		14,669
	Rhode Island - 2.9%
	Rhode Island Health & Educational Building Corp
2,000	7.00%, 05/15/2039	2,197

3

The Hartford Municipal Opportunities Fund (formerly The Hartford High Yield Municipal Bond Fund)
Schedule of Investments ― (continued)
July 31, 2011 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
MUNICIPAL BONDS - 98.1% - (continued)
	Rhode Island - 2.9% - (continued)
	Rhode Island Tobacco Settlement Financing Corp
$8,000	6.25%, 06/01/2042	$7,503
	Rhode Island Tobacco Settlement Funding Corp
515	6.00%, 06/01/2023	521
		10,221
	South Carolina - 0.3%
	Lancaster County, SC, Sun City Assessment
1,987	0.00%, 11/01/2017 ⌂•	934

	South Dakota - 1.3%
	South Dakota Educational Enhancement Funding Corp
4,030	6.50%, 06/01/2032	4,096
	South Dakota Housing DA
300	6.13%, 05/01/2033	302
		4,398
	Tennessee - 0.6%
	Johnson City Health & Educational Facilities
2,000	5.50%, 07/01/2031	1,955

	Texas - 13.5%
	Burnet County, TX, Public Fac Proj Rev
3,930	7.75%, 08/01/2029	2,610
	Central Texas Regional Mobility Auth
2,000	6.00%, 01/01/2041	1,957
	Clifton Higher Education Fin Corp, Tejano Center Community
2,000	8.75%, 02/15/2028	2,210
	Clifton Higher Education Fin Corp, Uplift Education
2,000	6.25%, 12/01/2045	1,867
	Dallas Fort Worth, TX, International Airport
1,000	6.00%, 11/01/2032	1,000
	Dallas-Fort Worth, TX, International Airport AMT
2,000	6.15%, 01/01/2016	2,000
	Garza County, TX, Public Fac Corp Rev
350	5.75%, 10/01/2025	355
	Houston Texas Higher Education Fin
465	5.88%, 05/15/2021	475
1,000	6.88%, 05/15/2041	1,035
	Houston, TX, Airport System Rev
5,000	6.75%, 07/01/2021	5,005
	Kimble County, TX, Hospital Dist
2,500	6.25%, 08/15/2033	2,479
	La Vernia, TX, Higher Education
2,085	9.00%, 08/15/2038	2,417
	Lewisville, TX, Combination Contract Rev
4,000	6.13%, 09/01/2029	3,989
	Lower Colorado River Auth Rev
55	7.25%, 05/15/2037	60
	Lower Colorado River Auth Rev (Prerefunded with US Gov't Securities)
2,945	7.25%, 05/15/2037	3,656
	Maverick County, TX, Public Fac Corp Proj Rev
1,400	6.25%, 02/01/2024	1,233
	Mc Lennan County, TX, Public Fac
2,955	6.63%, 06/01/2035	3,177
	Texas Midwest Public Facilities Corp Rev
3,000	9.00%, 10/01/2030 ⌂	2,459
	Texas Private Activity Surface Transportation, LBJ Infrastructure Group
1,000	7.00%, 06/30/2040	1,063
	Texas Private Activity Surface Transportation, NTE Mobility Partners
3,000	6.88%, 12/31/2039	3,167
	Travis County, TX, Health Fac, Querencia Barton Creek Project
600	5.65%, 11/15/2035	493
	Travis County, TX, Health Facilities
2,000	7.13%, 11/01/2040	2,011
	Willacy County, TX, GO
2,385	6.88%, 09/01/2028	2,457
		47,175
	Utah - 0.9%
	Utah St Charter School Financial Auth
1,550	6.25%, 07/15/2030	1,490
	Utah State Charter School FA, Charter School Rev
2,000	6.75%, 08/15/2028 ⌂	1,630
		3,120
	Virginia - 2.1%
	Norfolk, VA, Redev & Housing Auth Rev
2,005	6.13%, 01/01/2035	1,804
	Peninsula, VA, Turn Center Community Dev DA
298	6.45%, 09/01/2037	289
	Virginia Small Business Financing Auth Rev
3,000	9.00%, 07/01/2039	3,158
	Washington County Hospital Fac Rev
1,750	7.75%, 07/01/2038	1,960
		7,211
	Washington - 3.1%
	King County, WA, Public Hospital
3,000	7.25%, 12/01/2038	3,097
	Washington Health Care Facilities Auth
4,000	6.25%, 10/01/2028	4,347
	Washington State Health Care Facilities Auth, VA Mason Medical
3,600	6.13%, 08/15/2037	3,529
		10,973
	West Virginia - 1.6%
	West Virginia State Hospital FA
2,000	9.13%, 10/01/2041	2,070
	West Virginia State Hospital FA Rev, Thomas Health Systems
3,500	6.50%, 10/01/2028 - 10/01/2038	3,348
		5,418
	Wisconsin - 1.3%
	Badger Tobacco Asset Securitization Corp of WI (Prerefunded with US Gov't Securities)
1,000	6.38%, 06/01/2032	1,051
	Wisconsin State General Fund
185	5.75%, 05/01/2033	201
1,295	6.00%, 05/01/2036	1,407

4

The Hartford Municipal Opportunities Fund (formerly The Hartford High Yield Municipal Bond Fund)
Schedule of Investments ― (continued)
July 31, 2011 (Unaudited)
(000’s Omitted)

Shares or Principal Amount			Market Value ╪
MUNICIPAL BONDS - 98.1% - (continued)
	Wisconsin - 1.3% - (continued)
	Wisconsin State Health & Educational FA Rev, St. John's Communities Ser A
$1,000	7.25%, 09/15/2029		$1,031
1,000	7.63%, 09/15/2039		1,024
			4,714
	Total municipal bonds
	(cost $332,465)		$341,668

	Total long-term investments
	(cost $332,465)		$341,668

SHORT-TERM INVESTMENTS - 1.2%
	Investment Pools and Funds - 1.2%
4,126	State Street Bank Tax Free Money Market Fund		$4,126

	Total short-term investments
	(cost $4,126)		$4,126

	Total investments
	(cost $336,591) ▲	99.3%	$345,794
	Other assets and liabilities	0.7%	2,439
	Total net assets	100.0%	$348,233

5

The Hartford Municipal Opportunities Fund (formerly The Hartford High Yield Municipal Bond Fund)
Schedule of Investments ― (continued)
July 31, 2011 (Unaudited)
(000’s Omitted)

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

▲	At July 31, 2011, the cost of securities for federal income tax purposes was $336,591 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$18,026
Unrealized Depreciation	(8,823)
Net Unrealized Appreciation	$9,203

•	Currently non-income producing. For long-term debt securities, items identified are in default as to payment of interest and/or principal.

▪
Securities issued within terms of a private placement memorandum, exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers.  Unless otherwise indicated, these holdings are determined to be liquid.  At July 31, 2011, the aggregate value of these securities was $10,651, which represents 3.06% of total net assets.

λ
Inverse floating rate certificate issued by a third party securitization trust and purchased directly through a cash transaction; rate varies inversely to short-term interest rates and the rate presented is the effective rate at July 31, 2011.

☼	The cost of securities purchased on a when-issued, delayed delivery or delayed draw basis at July 31, 2011 was $3,083.

‡	This security, or a portion of this security, has been segregated to cover funding requirements on investment transactions settling in the future.

⌂
The following securities are considered illiquid.  Illiquid securities are often purchased in private placement transactions, are often not registered under the Securities Act of 1933 and may have contractual restrictions on resale. A security may also be considered illiquid if the security lacks a readily available market or if its valuation has not changed for a certain period of time.

Period Acquired	Shares/ Par	Security	Cost Basis
05/2007	$192	Hampshire, IL, Special Service Area #13, Tuscany Woods Proj, 5.75%, 03/01/2037	$192
03/2011	$2,000	Harrisburg Auth, 5.25%, 07/15/2031	1,591
10/2007	$1,987	Lancaster County, SC, Sun City Assessment, 0.00%, 11/01/2017	1,987
07/2007	$500	Louisiana Public Facilities Auth, Susla Fac, Inc, 5.75%, 07/01/2039 - 144A	503
06/2007	$500	Magnolia Creek, FL, Community Development Dist Capital Improvement, 0.00%, 05/01/2039	497
12/2007	$985	Montecito Estates Public Improvement Rev, 7.00%, 10/01/2037	985
11/2007	$1,755	River Bend Community Development Dist, Capital Improvement Rev, 0.00%, 11/01/2015	1,755
05/2007	$200	Show Low Bluff, AZ, Community Fac Dist Special Assessment, 5.60%, 07/01/2031 - 144A	200
09/2007	$1,000	Tartesso West Community Facilities Dist GO, 5.90%, 07/15/2032	1,000
05/2009	$3,000	Texas Midwest Public Facilities Corp Rev, 9.00%, 10/01/2030	3,000
08/2008	$2,000	Utah State Charter School FA, Charter School Rev, 6.75%, 08/15/2028	2,000

The aggregate value of these securities at July 31, 2011, was $9,863, which represents 2.83% of total net assets.

AMT	–	Alternative Minimum Tax
DA	–	Development Authority
FA	–	Finance Authority
GO	–	General Obligations
IDA	–	Industrial Development Authority Bond

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

6

The Hartford Municipal Opportunities Fund (formerly The Hartford High Yield Municipal Bond Fund)
Schedule of Investments ― (continued)
July 31, 2011 (Unaudited)
(000’s Omitted)

Distribution by Credit Quality
as of July 31, 2011

Credit Rating *	Percentage of Net Assets
Aaa / AAA	0.3%
Aa / AA	11.6
A	18.1
Baa / BBB	24.9
Ba / BB	9.1
B	5.1
Caa / CCC or Lower	4.7
Unrated	24.3
Cash	1.2
Other Assets & Liabilities	0.7
Total	100.0%

*
Does not apply to the Fund itself. Based upon Moody’s and S&P long-term credit ratings for the Fund’s holdings as of date noted. If Moody's and S&P assign different ratings to a holding, the lower rating is used. "Unrated" includes fixed-income securities (other than cash-like short-term instruments and U.S. Government securities) for which Moody’s and S&P have not issued long-term credit ratings. “Cash” includes non fixed income instruments and other short-term instruments.

Diversification by Industry
as of July 31, 2011

Industry	Percentage of Net Assets
Airport Revenues	6.0%
General Obligations	10.3
Health Care/Services	24.6
Higher Education (Univ., Dorms, etc.)	17.0
Housing (HFA'S, etc.)	0.1
Industrial	8.9
Miscellaneous	13.4
Prerefunded	1.8
Special Tax Assessment	3.5
Tax Allocation	3.0
Transportation	3.6
Utilities - Electric	0.9
Utilities - Gas	0.6
Utilities - Water and Sewer	4.4
Short-Term Investments	1.2
Other Assets and Liabilities	0.7
Total	100.0%

Investment Valuation Hierarchy Level Summary
July 31, 2011

	Total	Level 1 ♦	Level 2 ♦	Level 3
Assets:
Municipal Bonds	341,668	–	341,668	–
Short-Term Investments	4,126	4,126	–	–
Total	$345,794	$4,126	$341,668	$–

♦	For the nine-month period ended July 31, 2011, there were no significant transfer between Level 1 and Level 2.

7

The Hartford Short Duration Fund
Schedule of Investments
July 31, 2011 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
ASSET & COMMERCIAL MORTGAGE BACKED SECURITIES - 20.3%
	Captive Auto Finance - 5.1%
	Ally Automotive Receivables Trust
$1,000	1.38%, 07/15/2014	$1,005
1,000	2.29%, 11/16/2015 ▪	1,018
1,500	3.29%, 03/15/2015 ▪	1,569
	Ally Master Owner Trust
1,000	2.88%, 04/15/2015 ▪	1,028
	AmeriCredit Automobile Receivables Trust
2,000	0.84%, 11/10/2014	1,998
1,080	0.90%, 09/08/2014	1,080
	Bank of America Automotive Trust
1,500	1.31%, 07/15/2014	1,508
1,552	1.39%, 03/15/2014 ▪	1,558
	Capital Automotive Receivables Asset Trust
1,000	6.35%, 03/17/2014 ▪	1,049
	Capital One Prime Automotive Receivables Trust
1,000	5.68%, 06/15/2014	1,002
	Carmax Automotive Owner Trust
1,000	6.12%, 07/15/2013	1,011
	DaimlerChrysler Automotive Trust
519	4.48%, 08/08/2014	525
	Ford Credit Automotive Lease Trust
2,550	0.74%, 09/15/2013	2,550
	Ford Credit Automotive Owner Trust
494	0.65%, 12/15/2012	494
530	0.68%, 12/15/2012	530
1,825	2.62%, 10/15/2016	1,872
1,200	2.98%, 08/15/2014	1,237
1,000	5.69%, 11/15/2012	1,020
	Harley-Davidson Motorcycle Trust
1,210	1.16%, 02/15/2015	1,216
500	1.99%, 01/15/2016	504
	Honda Automotive Receivables Owner Trust
1,260	1.13%, 10/15/2014 Δ	1,267
	Hyundai Automotive Receivables Trust
650	1.65%, 02/15/2017	659
2,100	2.27%, 02/15/2017	2,135
	Nissan Automotive Receivables Owner Trust
800	0.87%, 07/15/2014	800
490	1.18%, 02/16/2015	494
	Nissan Master Owner Trust Receivables
1,500	1.34%, 01/15/2015 ▪Δ	1,515
	Toyota Automotive Receivables Owner Trust
1,352	0.74%, 08/15/2012	1,353
	Volkswagen Automotive Lease Trust
1,371	1.31%, 01/20/2014	1,376
	World Omni Automotive Receivables Trust
1,500	2.33%, 09/15/2016	1,536
		34,909

	Captive Retail Finance - 0.3%
	CNH Equipment Trust
2,000	2.90%, 11/17/2014 ○	1,989

	Credit Card Issuing - 2.0%
	American Express Credit Account Master Trust
2,000	0.79%, 11/16/2015 Δ	2,000
	Citibank Credit Card Issuance Trust
4,155	6.30%, 06/20/2014	4,337
	GE Capital Credit Card Master Note Trust
1,750	0.74%, 01/17/2017 Δ	1,759
1,000	2.21%, 06/15/2016	1,025
3,500	3.69%, 07/15/2015	3,600
	MBNA Credit Card Master Note Trust
550	6.80%, 07/15/2014	567
		13,288

	Other General Purpose Machinery Manufacturing - 0.2%
	GE Equipment Small Ticket LLC
1,175	1.45%, 01/21/2018 ▪	1,184

	Railroad Rolling Stock Manufacturing - 0.4%
	GE Equipment Transportation LLC
3,000	0.77%, 10/21/2013	2,999

	Real Estate Credit (Mortgage Banking) - 12.0%
	Aesop Funding II LLC
1,800	1.85%, 11/20/2013 ▪	1,814
	Banc of America Commercial Mortgage, Inc.
2,570	4.93%, 07/10/2045	2,768
1,100	5.45%, 01/15/2049	1,149
1,000	5.62%, 04/10/2049 Δ	1,034
	Banc of America Large Loan
750	5.33%, 12/16/2043 ▪	736
	Bayview Commercial Asset Trust
288	1.19%, 01/25/2035 ▪Δ	192
8,430	2.66%, 01/25/2037 ▪►	489
8,023	2.83%, 09/25/2037 ▪►	706
	Bayview Financial Acquisition Trust
557	4.91%, 02/25/2033 ▪	546
2,000	5.64%, 11/28/2036	1,805
	Bear Stearns Asset Backed Securities, Inc.
410	5.66%, 09/25/2033 Δ	365
	Bear Stearns Commercial Mortgage Securities, Inc.
33,615	4.65%, 02/11/2041 ⌂►	138
13,803	15.00%, 11/11/2041 ⌂►	126
	CBA Commercial Small Balance Commercial Mortgage
7,381	3.00%, 01/25/2039 ▪►	461
14,251	5.55%, 12/25/2036 ▪Δ	2,294
	CFCRE Commercial Mortgage Trust
3,000	3.76%, 04/15/2044 ▪	3,081
22,944	4.24%, 04/15/2044 ▪►	1,631
	Citicorp Residential Mortgage Securities
92	6.27%, 06/25/2037 Δ	83
	Citigroup Commercial Mortgage Trust
354	5.38%, 10/15/2049	356
58	5.73%, 03/15/2049 Δ	58

1

The Hartford Short Duration Fund
Schedule of Investments ― (continued)
July 31, 2011 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
ASSET & COMMERCIAL MORTGAGE BACKED SECURITIES - 20.3% - (continued)
	Real Estate Credit (Mortgage Banking) - 12.0% - (continued)
	Commercial Mortgage Pass-Through Certificates
$862	3.16%, 11/01/2015 ▪	$874
1,000	5.61%, 08/09/2016 ▪	1,004
500	5.95%, 06/09/2028 ▪	502
	Credit Suisse Mortgage Capital Certificates
2,000	5.80%, 09/15/2039 Δ	2,133
	CS First Boston Mortgage Securities Corp.
8,170	4.17%, 07/15/2036 ⌂▪►	–
1,000	5.42%, 05/15/2036 Δ	1,081
	DBUBS Mortgage Trust
991	3.74%, 11/10/2046 ▪	1,023
3,133	4.89%, 01/01/2021 ▪►	195
	Equity One ABS, Inc.
20	2.69%, 07/25/2034 Δ	1
	Ford Credit Floorplan Master Owner Trust
1,725	1.50%, 09/15/2015	1,738
	GMAC Commercial Mortgage Securities, Inc.
1,262	6.50%, 05/15/2035 ▪	1,304
	GMAC Mortgage Corp. Loan Trust
436	4.59%, 04/25/2033	398
147	5.12%, 04/25/2033	89
314	5.75%, 10/25/2036	210
	GMAC Mortgage Servicer Advance Funding
3,000	3.72%, 03/15/2023 ▪	3,030
	Goldman Sachs Mortgage Securities Corp. II
500	2.72%, 02/10/2021 ▪	500
574	5.48%, 11/10/2039	575
2,500	5.55%, 04/10/2038	2,718
	Goldman Sachs Mortgage Securities Trust
962	5.78%, 08/10/2045 Δ	982
	Government National Mortgage Association
2,238	5.00%, 08/20/2039	2,427
	Greenwich Capital Commercial Funding Corp.
1,656	5.38%, 03/10/2039	1,675
	Hasco NIM Trust
41	0.00%, 12/26/2035 ▪•	–
	John Deere Owner Trust
1,870	1.96%, 04/16/2018	1,913
	JP Morgan Chase Commercial Mortgage Securities Corp.
2,128	0.59%, 02/15/2019 ▪Δ	2,067
1,954	3.85%, 06/15/2043 ▪	2,044
182	4.30%, 01/15/2038	185
1,910	4.93%, 09/12/2037 - 01/15/2049	1,922
1,267	4.96%, 08/15/2042	1,303
435	5.33%, 12/15/2044 Δ	408
1,000	5.34%, 05/15/2047	981
1,450	5.36%, 06/12/2041 Δ	1,577
730	5.83%, 02/15/2051	789
24,711	15.00%, 08/12/2037 ►	19
	LB-UBS Commercial Mortgage Trust
916	5.30%, 02/15/2040	925
	Long Beach Asset Holdings Corp.
180	0.00%, 04/25/2046 ▪•	–
	Merrill Lynch Mortgage Trust
9,141	3.81%, 08/12/2039 ⌂▪►	9
9,593	3.96%, 10/12/2041 ⌂▪►	65
1,000	4.86%, 08/12/2039	1,068
1,000	5.83%, 06/12/2050 Δ	1,068
15,751	15.00%, 09/12/2042 ⌂►	66
	Merrill Lynch/Countrywide Commercial Mortgage Trust
1,055	5.11%, 12/12/2049	1,058
	Morgan Stanley Capital I
2,500	4.97%, 04/14/2040	2,658
1,500	5.11%, 06/15/2040	1,606
1,833	5.59%, 04/12/2049 Δ	1,855
	Morgan Stanley Re-Remic Trust
3,000	5.00%, 07/17/2056 ▪	3,111
	National Credit Union Administration
936	1.60%, 10/29/2020	944
	Nationstar Home Equity Loan Trust
13	0.00%, 03/25/2037 ⌂▪•	–
	RBSCF Trust
835	5.47%, 09/16/2039 ▪	849
	Renaissance Home Equity Loan Trust
108	0.00%, 04/25/2037 ⌂▪•	–
675	7.00%, 09/25/2037	6
	Sovereign Commercial Mortgage Securities
1,676	5.86%, 07/22/2030 ▪Δ	1,735
	Structured Asset Investment Loan Trust
196	2.81%, 11/25/2033 Δ	123
	Structured Asset Securities Corp.
146	2.69%, 01/25/2037 ▪Δ	–
	Voyager Countrywide Delaware Trust
952	6.83%, 11/26/2035 ▪Δ	617
	Wachovia Bank Commercial Mortgage Trust
1,000	4.50%, 10/15/2041	1,022
1,000	5.25%, 12/15/2043	1,019
1,500	5.48%, 04/15/2047	1,582
1,631	5.62%, 05/15/2046	1,718
1,451	5.74%, 06/15/2049 Δ	1,496
	Washington Mutual, Inc.
14,767	7.00%, 11/23/2043 ⌂▪►Ψ	514
	Wells Fargo Home Equity Trust
1,365	0.49%, 04/25/2034 Δ	1,141
		81,754

	Real Estate Investment Trust (REIT) - 0.3%
	Crest Clarendon Street
214	0.73%, 12/28/2017 ▪Δ	210
	Extended Stay America Trust
1,886	2.95%, 11/05/2027 ▪	1,868
		2,078
	Total asset & commercial mortgage backed securities
	(cost $136,695)	$138,201

2

The Hartford Short Duration Fund
Schedule of Investments ― (continued)
July 31, 2011 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
CORPORATE BONDS: INVESTMENT GRADE - 29.4%
	Aerospace Product and Parts Manufacturing - 0.3%
	Honeywell International, Inc.
$1,092	4.25%, 03/01/2013	$1,154
	United Technologies Corp.
987	6.10%, 05/15/2012	1,031
		2,185
	Automotive Equipment Rental and Leasing - 0.2%
	Ryder System, Inc.
1,070	3.15%, 03/02/2015	1,115

	Basic Chemical Manufacturing - 0.7%
	Airgas, Inc.
1,785	2.85%, 10/01/2013	1,836
	Dow Chemical Co.
1,000	7.60%, 05/15/2014	1,166
	PPG Industries, Inc.
1,500	1.90%, 01/15/2016	1,485
		4,487
	Beverage Manufacturing - 0.2%
	Coca-Cola Co.
1,000	3.63%, 03/15/2014	1,071

	Cable and Other Subscription Programming - 1.0%
	DirecTV Holdings LLC
1,100	3.50%, 03/01/2016	1,158
2,000	4.75%, 10/01/2014	2,205
1,500	7.63%, 05/15/2016	1,629
	Time Warner Cable, Inc.
2,000	5.40%, 07/02/2012	2,086
		7,078
	Commercial Banking - 2.0%
	Credit Suisse New York
1,000	1.21%, 01/14/2014 Δ	1,000
1,800	3.45%, 07/02/2012	1,847
1,000	5.00%, 05/15/2013	1,064
	HSBC Bank USA
1,000	4.63%, 04/01/2014	1,069
	Key Bank NA
1,500	5.70%, 08/15/2012	1,568
1,000	5.80%, 07/01/2014	1,105
	Manufacturers & Traders Trust Co.
1,045	5.59%, 12/28/2020	1,051
	Santander Holdings USA
738	4.63%, 04/19/2016	762
	State Street Bank & Trust Co.
800	0.45%, 12/08/2015 Δ	771
	Union Bank NA
2,000	5.95%, 05/11/2016	2,219
	US Bank NA
500	6.38%, 08/01/2011	500
		12,956
	Computer and Peripheral Equipment Manufacturing - 0.6%
	Hewlett-Packard Co.
2,250	2.65%, 06/01/2016	2,321
385	2.95%, 08/15/2012	394
	Seagate Technology International
1,140	10.00%, 05/01/2014 ▪	1,311
		4,026
	Computer Systems Design and Related Services - 0.1%
	IBM Corp.
970	1.95%, 07/22/2016	972

	Couriers - 0.2%
	United Parcel Service, Inc.
1,000	3.88%, 04/01/2014	1,084

	Data Processing Services - 0.2%
	Affiliated Computer Services, Inc.
1,000	5.20%, 06/01/2015	1,104

	Depository Credit Banking - 3.9%
	Bank of America Corp.
4,000	1.67%, 01/30/2014 Δ	3,992
	Bank of New York Mellon Corp.
363	4.30%, 05/15/2014	395
	BB&T Corp.
2,000	3.85%, 07/27/2012	2,061
500	5.70%, 04/30/2014	558
	Citigroup, Inc.
2,000	1.11%, 02/15/2013 Δ	2,000
2,479	3.95%, 06/15/2016 ‡	2,576
1,000	5.25%, 02/27/2012	1,026
837	6.38%, 08/12/2014	932
	Comerica, Inc.
1,000	3.00%, 09/16/2015	1,014
	Fifth Third Bank
2,000	0.37%, 05/17/2013 Δ	1,969
636	3.63%, 01/25/2016	652
1,000	4.75%, 02/01/2015	1,065
	SunTrust Banks, Inc.
2,500	0.55%, 04/01/2015 Δ	2,397
735	5.25%, 11/05/2012	771
	Wells Fargo & Co.
3,000	0.58%, 03/15/2016 Δ	2,829
500	2.13%, 06/15/2012	508
1,000	4.38%, 01/31/2013	1,049
	Wells Fargo Bank NA
1,000	0.47%, 05/16/2016 Δ	938
		26,732
	Electric Generation, Transmission and Distribution - 0.9%
	Columbus Southern Power Co.
2,000	0.65%, 03/16/2012 Δ	2,004
	Pacific Gas & Electric Energy Recovery Funding LLC
2,500	0.83%, 10/11/2011 Δ	2,500
	PSEG Power LLC
714	2.50%, 04/15/2013	728
	Southern Co.
1,000	0.65%, 10/21/2011 Δ	1,001
		6,233

3

The Hartford Short Duration Fund
Schedule of Investments ― (continued)
July 31, 2011 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
CORPORATE BONDS: INVESTMENT GRADE - 29.4% - (continued)
	Electrical Equipment Manufacturing - 0.3%
	General Electric Co.
$2,000	5.00%, 02/01/2013	$2,120

	General Rental Centers - 0.4%
	ERAC USA Finance Co.
1,175	2.75%, 07/01/2013 ▪	1,202
1,388	5.80%, 10/15/2012 ▪	1,460
		2,662
	Grain and Oilseed Milling - 0.2%
	General Mills, Inc.
1,202	5.65%, 09/10/2012	1,267

	Grocery Stores - 0.2%
	Kroger Co.
1,035	6.75%, 04/15/2012	1,077

	Health and Personal Care Stores - 0.4%
	Express Scripts, Inc.
2,500	5.25%, 06/15/2012	2,591

	Industrial Machinery, Equipment Rental & Leasing - 0.2%
	COX Communications, Inc.
1,500	7.13%, 10/01/2012	1,604

	Insurance Carriers - 4.9%
	American International Group, Inc.
1,500	3.65%, 01/15/2014	1,544
	ASIF Global Financing XIX
1,500	4.90%, 01/17/2013 ▪	1,565
	Berkshire Hathaway Finance Corp.
1,000	0.58%, 01/10/2014 Δ	1,003
1,500	4.00%, 04/15/2012	1,537
	CNA Financial Corp.
2,000	6.50%, 08/15/2016	2,273
	Jackson National Life Global Funding
2,500	5.38%, 05/08/2013 ▪	2,674
	John Hancock Global Funding II
1,000	5.00%, 09/30/2013 ▪	1,064
	Lincoln National Corp.
2,000	5.65%, 08/27/2012	2,091
	MassMutual Global Funding
1,500	0.75%, 09/27/2013 ▪Δ	1,507
1,000	3.63%, 07/16/2012 ▪	1,029
	MetLife Global Funding I
2,000	1.00%, 01/10/2014 ▪Δ	2,000
600	2.88%, 09/17/2012 ▪	613
1,500	5.13%, 04/10/2013 - 06/10/2014 ▪	1,611
	MetLife, Inc.
1,500	1.15%, 04/04/2014 ▪Δ	1,503
1,000	1.52%, 08/06/2013 Δ	1,012
	New York Life Global Funding
2,667	2.25%, 12/14/2012 ▪	2,722
2,000	2.45%, 07/14/2016 ▪	2,032
	Prudential Financial, Inc.
2,000	5.10%, 12/14/2011	2,029
2,000	6.20%, 01/15/2015	2,254
	UnitedHealth Group, Inc.
1,000	5.50%, 11/15/2012	1,058
		33,121
	Medical Equipment and Supplies Manufacturing - 0.1%
	Carefusion Corp.
500	4.13%, 08/01/2012	515

	Metal Ore Mining - 0.4%
	Rio Tinto Finance USA Ltd.
2,400	8.95%, 05/01/2014	2,895

	Natural Gas Distribution - 0.2%
	Consumers Energy Co.
1,000	5.38%, 04/15/2013	1,073

	Navigational, Measuring, and Control Instruments - 0.1%
	Thermo Fisher Scientific, Inc.
1,000	2.15%, 12/28/2012	1,019

	Nondepository Credit Banking - 1.4%
	American Express Co.
1,246	5.55%, 10/17/2012	1,311
	Capital One Bank
2,500	6.50%, 06/13/2013	2,711
	General Electric Capital Corp.
2,500	0.40%, 09/15/2014 ‡Δ	2,443
3,000	0.88%, 04/07/2014 ‡Δ	2,982
		9,447
	Nonmetallic Mineral Mining and Quarrying - 0.3%
	Vale Overseas Ltd.
2,000	6.25%, 01/23/2017	2,300

	Oil and Gas Extraction - 0.8%
	Devon Energy Corp.
3,100	2.40%, 07/15/2016	3,150
1,100	6.88%, 09/30/2011	1,111
	XTO Energy, Inc.
1,000	7.50%, 04/15/2012	1,048
		5,309
	Other Financial Investment Activities - 1.3%
	Allstate Life Global Funding Trust
1,000	5.38%, 04/30/2013	1,077
	BAE Systems Holdings, Inc.
2,000	6.40%, 12/15/2011 ▪	2,043
	Blackrock, Inc.
3,000	2.25%, 12/10/2012	3,059
	TIAA Global Markets, Inc.
2,150	4.95%, 07/15/2013 ▪	2,305
		8,484
	Other General Merchandise Stores - 0.2%
	Wal-Mart Stores, Inc.
1,000	3.20%, 05/15/2014	1,063

	Other Motor Vehicle Dealers - 0.1%
	Harley-Davidson Financial Services, Inc.
810	3.88%, 03/15/2016 ▪	834

4

The Hartford Short Duration Fund
Schedule of Investments ― (continued)
July 31, 2011 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
CORPORATE BONDS: INVESTMENT GRADE - 29.4% - (continued)
	Petroleum and Coal Products Manufacturing - 0.9%
	Chevron Corp.
$1,000	3.45%, 03/03/2012	$1,016
	ConocoPhillips
1,000	4.60%, 01/15/2015	1,114
	Hess Corp.
500	7.00%, 02/15/2014	572
	Motiva Enterprises LLC
496	5.20%, 09/15/2012 ▪	515
	Valero Energy Corp.
1,500	4.75%, 06/15/2013	1,594
1,520	6.88%, 04/15/2012	1,582
		6,393
	Pharmaceutical and Medicine Manufacturing - 0.4%
	Eli Lilly & Co.
1,164	3.55%, 03/06/2012	1,186
	Novartis Capital Corp.
1,429	1.90%, 04/24/2013	1,464
		2,650
	Pipeline Transportation of Natural Gas - 0.1%
	Kinder Morgan Energy Partners L.P.
790	3.50%, 03/01/2016	828

	Radio and Television Broadcasting - 0.3%
	NBC Universal, Inc.
2,000	2.10%, 04/01/2014 ▪	2,041

	Rail Transportation - 0.2%
	Union Pacific Corp.
1,000	6.13%, 01/15/2012	1,024

	Real Estate Investment Trust (REIT) - 0.1%
	Health Care REIT, Inc.
688	3.63%, 03/15/2016	703

	Residential Building Construction - 0.2%
	CRH America, Inc.
1,340	5.30%, 10/15/2013	1,433

	Resin, Synthetic Rubber, Filaments Manufacturing - 0.2%
	Dow Chemical Co.
1,000	4.85%, 08/15/2012	1,041

	Securities and Commodity Contracts and Brokerage - 3.1%
	Goldman Sachs Group, Inc.
2,000	1.27%, 02/07/2014 Δ	1,980
1,279	3.63%, 02/07/2016	1,295
1,000	5.30%, 02/14/2012	1,022
243	6.00%, 05/01/2014	267
	JP Morgan Chase & Co.
3,000	0.58%, 06/13/2016 Δ	2,793
1,000	1.05%, 01/24/2014 Δ	998
2,000	3.45%, 03/01/2016	2,047
1,500	4.65%, 06/01/2014	1,614
	Merrill Lynch & Co., Inc.
1,000	6.05%, 05/16/2016	1,057
	Morgan Stanley
1,500	1.85%, 01/24/2014 Δ	1,498
2,000	3.80%, 04/29/2016	2,014
1,000	4.20%, 11/20/2014	1,040
1,000	5.75%, 08/31/2012	1,050
	UBS AG Stamford CT
2,500	2.25%, 01/28/2014	2,531
		21,206
	Ship and Boat Building - 0.4%
	General Dynamics Corp.
1,000	1.38%, 01/15/2015	1,012
1,760	2.25%, 07/15/2016	1,792
		2,804
	Software Publishers - 0.1%
	Microsoft Corp.
1,000	0.88%, 09/27/2013	1,004

	Sugar and Confectionery Product Manufacturing - 0.3%
	Wrigley Jr., William Co.
1,000	2.45%, 06/28/2012 ▪	1,001
1,000	3.05%, 06/28/2013 ▪	1,023
		2,024
	Support Activities For Mining - 0.1%
	Transocean, Inc.
1,000	1.50%, 12/15/2037 ۞	981

	Telecommunications - Wired Carriers - 0.2%
	AT&T, Inc.
1,000	5.88%, 02/01/2012	1,026

	Tobacco Manufacturing - 0.1%
	Altria Group, Inc.
500	7.75%, 02/06/2014	579

	Wireless Communications Services - 0.9%
	Cellco Part - Verizon Wireless Capital
1,500	5.25%, 02/01/2012	1,534
	Cingular Wireless Services, Inc.
1,000	8.13%, 05/01/2012	1,055
	Verizon Communications, Inc.
1,500	0.86%, 03/28/2014 Δ	1,516
	Verizon Global Funding Corp.
1,046	7.38%, 09/01/2012	1,122
	Verizon Virginia, Inc.
1,000	4.63%, 03/15/2013	1,056
		6,283
	Total corporate bonds: investment grade
	(cost $193,869)	$198,444

CORPORATE BONDS: NON-INVESTMENT GRADE - 2.5%
	Agriculture, Construction, Mining and Machinery - 0.2%
	Case New Holland, Inc.
$1,240	7.75%, 09/01/2013	$1,356

5

The Hartford Short Duration Fund
Schedule of Investments ― (continued)
July 31, 2011 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
CORPORATE BONDS: NON-INVESTMENT GRADE - 2.5% - (continued)
	Beverage Manufacturing - 0.2%
	Constellation Brands, Inc.
$1,210	7.25%, 09/01/2016	$1,334

	Communications Equipment Manufacturing - 0.2%
	Nextel Communications, Inc.
1,330	7.38%, 08/01/2015	1,330

	Fruit and Vegetable Preserving and Specialty Food - 0.2%
	Smithfield Foods, Inc.
1,140	10.00%, 07/15/2014	1,332

	Natural Gas Distribution - 0.2%
	Regency Energy Partners L.P.
1,364	9.38%, 06/01/2016	1,526

	Nondepository Credit Banking - 0.6%
	Ally Financial, Inc.
1,230	7.50%, 12/31/2013	1,304
	CIT Group, Inc.
1,630	5.25%, 04/01/2014 ▪	1,634
	Ford Motor Credit Co.
880	12.00%, 05/15/2015	1,105
		4,043
	Other Financial Investment Activities - 0.2%
	LBI Escrow Corp.
1,066	8.00%, 11/01/2017 ▪	1,205

	Petroleum and Coal Products Manufacturing - 0.2%
	Drummond Co., Inc.
1,530	9.00%, 10/15/2014 ▪	1,610

	Radio and Television Broadcasting - 0.3%
	XM Satellite Radio, Inc.
1,391	13.00%, 08/01/2013 ▪	1,631

	Traveler Accommodation - 0.2%
	MGM Mirage, Inc.
1,145	11.13%, 11/15/2017	1,320

	Total corporate bonds: non-investment grade
	(cost $16,630)	$16,687

FOREIGN BONDS - 13.2%
	Basic Chemical Manufacturing - 0.7%
	Export Development Canada
$5,000	1.75%, 09/24/2012	$5,077

	Beverage Manufacturing - 0.5%
	Anheuser-Busch InBev N.V.
2,372	1.50%, 07/14/2014	2,393
1,000	5.38%, 11/15/2014	1,129
		3,522
	Commercial Banking - 4.3%
	ANZ National Ltd.
2,000	2.38%, 12/21/2012 ▪	2,032
	Banco Santander Brasil S.A.
980	4.25%, 01/14/2016 ▪	994
	Banco Santander Chili S.A.
1,000	1.25%, 09/22/2011 ▪Δ	1,000
	Bank of Nova Scotia
3,000	2.15%, 08/03/2016 ▪☼	3,022
3,000	2.25%, 01/22/2013	3,071
	Barclays Bank plc
1,000	2.50%, 01/23/2013	1,017
1,500	5.45%, 09/12/2012	1,574
	Commonwealth Bank of Australia
1,500	2.13%, 03/17/2014 ▪	1,522
2,000	2.75%, 10/15/2012 ▪	2,044
	HSBC Bank plc
1,000	1.05%, 01/17/2014 ▪Δ	1,005
2,000	1.63%, 08/12/2013 ▪	2,010
	National Australia Bank Ltd.
1,000	0.97%, 04/11/2014 ▪Δ	999
1,000	2.35%, 11/16/2012 ▪	1,017
	Nordea Bank AB
833	1.15%, 01/14/2014 ▪Δ	837
1,404	2.50%, 11/13/2012 ▪	1,428
	Rabobank Netherlands
2,000	2.65%, 08/17/2012 ▪	2,042
	Svenska Handelsbanken AB
1,000	3.13%, 07/12/2016	1,015
1,000	4.88%, 06/10/2014 ▪	1,084
	Westpac Banking Corp.
1,000	0.98%, 03/31/2014 ▪Δ	1,001
1,000	2.10%, 08/02/2013	1,018
		29,732
	Depository Credit Banking - 1.9%
	Bank of Montreal
2,500	2.13%, 06/28/2013	2,567
	Canadian Imperial Bank of Commerce
2,000	1.45%, 09/13/2013	2,016
	HSBC Holdings plc
950	0.91%, 08/12/2013 ▪Δ	952
2,000	5.25%, 12/12/2012	2,102
	Toronto-Dominion Bank
3,488	1.38%, 07/14/2014	3,518
2,000	2.50%, 07/14/2016	2,033
		13,188
	International Trade Financing (Foreign Banks) - 1.3%
	Corpoacion Andina De Fomento
1,500	3.75%, 01/15/2016	1,535
1,000	5.20%, 05/21/2013	1,068
	Royal Bank of Scotland plc
1,500	3.40%, 08/23/2013	1,531
1,000	3.95%, 09/21/2015	1,003
	Standard Chartered plc
3,570	3.20%, 05/12/2016 ▪	3,600
		8,737

6

The Hartford Short Duration Fund
Schedule of Investments ― (continued)
July 31, 2011 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
FOREIGN BONDS - 13.2% - (continued)
	Iron and Steel Mills and Ferroalloy Manufacturing - 0.4%
	ArcelorMittal
$280	3.75%, 03/01/2016	$288
1,228	5.38%, 06/01/2013	1,308
1,000	9.00%, 02/15/2015	1,210
		2,806
	Medical Equipment and Supplies Manufacturing - 0.2%
	Covidien International Finance S.A.
1,500	1.88%, 06/15/2013	1,528

	Metal Ore Mining - 0.5%
	Codelco, Inc.
2,000	6.38%, 11/30/2012 ▪	2,138
	Inco Ltd.
1,000	7.75%, 05/15/2012	1,050
		3,188
	Monetary Authorities - Central Bank - 0.2%
	Lloyds Banking Group plc
1,500	4.38%, 01/12/2015 ▪	1,536

	Motor Vehicle Manufacturing - 0.2%
	Daimler Finance NA LLC
500	5.75%, 09/08/2011	503
	DaimlerChrysler NA Holdings Corp.
1,000	6.50%, 11/15/2013	1,111
		1,614
	Oil and Gas Extraction - 1.1%
	BP Capital Markets plc
2,286	3.75%, 06/17/2013	2,382
	Husky Energy, Inc.
1,400	6.25%, 06/15/2012	1,466
	Petrobras International Finance Co.
1,100	3.88%, 01/27/2016	1,141
	Shell International Finance B.V.
1,000	4.00%, 03/21/2014	1,081
	Statoilhydro ASA
391	3.88%, 04/15/2014	421
	Total Capital Canada Ltd.
606	0.63%, 01/17/2014 Δ	610
		7,101
	Other Financial Investment Activities - 0.4%
	Asciano Finance Ltd.
1,000	3.13%, 09/23/2015 ▪	1,007
	Xstrata Finance Canada
2,000	5.50%, 11/16/2011 ▪	2,027
		3,034
	Pharmaceutical and Medicine Manufacturing - 0.3%
	AstraZeneca plc
1,750	5.40%, 09/15/2012	1,846

	Sovereign Foreign Governments - 0.4%
	Ontario (Province of)
1,000	0.71%, 05/22/2012 Δ	1,004
2,000	1.88%, 11/19/2012	2,037
		3,041
	Telecommunications - Other - 0.1%
	Telefonica Emisiones SAU
1,000	0.60%, 02/04/2013 Δ	982

	Telecommunications - Wired Carriers - 0.5%
	Deutsche Telekom International Finance B.V.
2,000	3.13%, 04/11/2016 ▪	2,060
	Videotron Ltee
1,195	9.13%, 04/15/2018	1,343
		3,403
	Telecommunications - Wireless Carriers - 0.2%
	Vodafone Group plc
1,000	5.35%, 02/27/2012	1,027

	Total foreign bonds
	(cost $89,520)	$91,362

SENIOR FLOATING RATE INTERESTS: FOREIGN ♦ - 1.4%
	Alumina and Aluminum Production and Processing - 0.5%
	Novelis, Inc.
$3,353	3.75%, 03/10/2017 ±	$3,352

	Grocery and Related Products - 0.5%
	Reynolds Consumer Products, Inc.
3,187	4.25%, 02/09/2018 ±	3,159

	Satellite Telecommunications - 0.3%
	Intelsat Jackson Holdings Ltd.
1,995	5.25%, 04/02/2018 ±	1,997

	Scheduled Air Transportation - 0.0%
	AWAS Aviation Holdings LLC
375	5.25%, 05/12/2016 ±☼	374

	Scientific Research and Development Services - 0.1%
	Grifols S.A.
535	6.00%, 10/15/2016 ±	536

	Total senior floating rate interests: foreign
	(cost $9,465)	$9,418

SENIOR FLOATING RATE INTERESTS: NON-INVESTMENT GRADE♦ - 19.4%
	Activities Related To Real Estate - 0.3%
	LNR Properties Corp.
$2,355	4.75%, 04/01/2016 ±	$2,344

	Amusement Parks and Arcades - 0.6%
	Busch Entertainment Corp.
1,953	2.94%, 02/17/2016 ±	1,945
1,886	4.00%, 08/17/2017 ±	1,884
		3,829
	Animal Slaughter & Processing - 0.2%
	JBS USA LLC
1,430	4.25%, 05/31/2018 ±	1,425

7

The Hartford Short Duration Fund
Schedule of Investments ― (continued)
July 31, 2011 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
SENIOR FLOATING RATE INTERESTS: NON-INVESTMENT GRADE♦ - 19.4% - (continued)
	Basic Chemical Manufacturing - 0.5%
	Huntsman International LLC, Extended Term Loan B
$1,463	2.72%, 04/19/2017 ±	$1,415
	Huntsman International LLC, Term Loan B
537	1.72%, 04/19/2014 ±	518
	Huntsman International LLC, Term Loan C
1,806	2.46%, 06/30/2016 ±	1,756
		3,689
	Business Support Services - 0.4%
	InVentiv Health, Inc., 1st Lien Consolidated Term Loan
498	6.50%, 08/04/2016 ±	495
	InVentiv Health, Inc., Term Loan B2
1,200	6.75%, 07/18/2018 ±	1,191
	TransUnion LLC
768	4.75%, 02/10/2018 ±	768
		2,454
	Cable and Other Program Distribution - 1.6%
	Charter Communications Operating LLC, Term C Loan Extended
3,962	3.50%, 09/06/2016 ±	3,939
	Mediacom Broadband LLC, Tranche F Term Loan
2,084	4.50%, 10/23/2017 ±	2,062
	TWCC Holding Corp.
2,594	4.25%, 02/11/2017 ±	2,596
	UPC Financing Partnership
2,000	1.94%, 12/31/2014 ±	1,979
		10,576
	Captive Auto Finance – 0.4%
	Chrysler Group LLC
3,000	6.00%, 05/24/2017 ±	2,918

	Dairy Product Manufacturing - 0.3%
	Dean Foods Co.
1,974	3.44%, 04/02/2014 ±	1,937

	Data Processing Services - 1.0%
	Emdeon Business Services LLC, First Lien Term Loan
1,994	2.19%, 11/16/2013 ±	1,983
	Fidelity National Information Services, Inc.
521	5.25%, 07/18/2016 ±	523
	Fifth Third Processing Solutions LLC
2,985	4.50%, 11/03/2016 ±	2,978
	NDS Group plc
1,496	4.00%, 03/12/2018 ±	1,481
		6,965
	Department Stores - 0.9%
	Dollar General Corp.
3,000	2.95%, 07/06/2014 ±	2,998
	Neiman Marcus Group, Inc.
3,390	4.75%, 05/16/2018 ±	3,339
		6,337
	Drugs and Druggists' Sundries Wholesalers - 0.4%
	Endo Pharmaceuticals Holdings, Inc.
3,000	4.00%, 06/15/2018 ±	3,003

	Electric Generation, Transmission and Distribution - 1.1%
	AES Corp.
2,993	4.25%, 06/01/2018 ±	2,994
	Equipower Resources Holdings LLC
698	5.75%, 01/26/2018 ±	697
	NRG Energy, Inc.
1,730	4.00%, 05/08/2018 ±	1,730
	TPF Generation Holdings LLC, Letter of Credit
554	2.25%, 12/15/2013 ±	547
	TPF Generation Holdings LLC, Revolver
174	2.25%, 12/15/2011 ±	171
	TPF Generation Holdings LLC, Term Loan
996	2.25%, 12/15/2013 ±	983
		7,122
	Facilities Support Services - 0.6%
	Affinion Group, Inc., Tranche B Term Loan
3,737	5.00%, 10/09/2016 ±	3,722

	Freight Trucking - General - 0.4%
	Swift Transportation Co., Inc.
3,000	6.00%, 12/21/2016 ±	3,014

	Fruits, Vegetable Preserving, Specialty Foods - 0.5%
	Dole Food Co., Inc., Term Loan B2
1,167	5.05%, 06/24/2018 ±	1,167
	Dole Food Co., Inc., Term Loan C2
2,167	5.06%, 06/24/2018 ±	2,168
		3,335
	Full-Service Restaurants - 0.4%
	Aramark Corp.
185	3.44%, 07/26/2016 ±	183
2,815	3.50%, 07/26/2016 ±	2,789
		2,972
	Gambling Industries - 0.2%
	Ameristar Casinos, Inc.
1,017	4.00%, 04/15/2018 ±	1,016

	General Medical and Surgical Hospitals - 0.9%
	Community Health Systems, Inc., Extended Term Loan
2,474	3.75%, 01/25/2017 ±	2,412
	HCA, Inc., Tranche B-2 Term Loan
3,606	3.50%, 03/31/2017 ±	3,517
	HCA, Inc., Tranche B-3 Term Loan
294	3.50%, 05/01/2018 ±	288
		6,217
	Medical and Diagnostic Laboratories - 0.1%
	DaVita, Inc.
597	4.50%, 10/20/2016 ±	598

8

The Hartford Short Duration Fund
Schedule of Investments ― (continued)
July 31, 2011 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
SENIOR FLOATING RATE INTERESTS: NON-INVESTMENT GRADE♦ - 19.4% - (continued)
	Medical Equipment and Supplies Manufacturing - 0.5%
	DJO Finance LLC
$1,974	3.19%, 04/07/2013 ±	$1,942
	MedAssets, Inc.
1,433	5.25%, 11/16/2016 ±	1,433
		3,375
	Motor Vehicle Manufacturing - 0.3%
	Ford Motor Co.
1,842	2.94%, 12/15/2013 ±	1,839

	Motor Vehicle Parts Manufacturing - 0.3%
	Pinafore LLC
1,881	4.25%, 09/29/2016 ±	1,881

	Newspaper, Periodical, Book and Database Publisher - 0.2%
	Cenveo, Inc.
1,667	6.25%, 12/21/2016 ±	1,672

	Nursing Care Facilities - 0.2%
	Kindred HealthCare, Inc.
1,500	5.25%, 06/01/2018 ±	1,490

	Other Amusement and Recreation Industries - 0.4%
	Clubcorp Club Operations, Inc.
2,985	6.00%, 11/30/2016 ±	2,980

	Other Investment Pools and Funds - 0.2%
	MSCI, Inc.
1,109	3.75%, 03/14/2017 ±	1,113

	Other Miscellaneous Store Retailers - 0.2%
	Pilot Travel Centers LLC
1,200	4.25%, 03/30/2018 ±	1,201

	Pharmaceutical and Medicine Manufacturing - 1.0%
	Alere, Inc.
2,760	4.50%, 06/27/2017 ±	2,750
	NBTY, Inc.
2,856	4.25%, 10/01/2017 ±	2,852
	Warner Chilcott Corp., Term Loan A
316	3.75%, 03/14/2016 ±	316
	Warner Chilcott Corp., Term Loan B-1
310	4.25%, 03/14/2018 ±	310
	Warner Chilcott Corp., Term Loan B-2
155	4.25%, 03/14/2018 ±	155
	Warner Chilcott Corp., Term Loan B-3
213	4.25%, 03/14/2018 ±	213
		6,596
	Professional Services - Computer Sys Design & Related - 0.8%
	Moneygram International, Inc.
1,308	4.50%, 10/15/2017 ±	1,308
	SunGard Data Systems, Inc., Extended Term Loan
1,956	3.85%, 02/28/2016 ±	1,937
	SunGard Data Systems, Inc., U.S. Term Loan
2,000	1.94%, 02/28/2014 ±	1,940
		5,185
	Professional, Scientific & Technical Service Other - 0.5%
	Fidelity National Information Solutions, Inc.
3,714	1.26%, 01/28/2012 ±	3,683

	Radio and Television Broadcasting - 0.6%
	Cumulus Media, Inc., Term Loan B
3,840	4.50%, 07/22/2018 ◊☼	3,817

	Scheduled Air Transportation - 0.9%
	Delta Air Lines, Inc., New Term Loan
1,088	4.25%, 03/07/2016 ±	1,061
	Delta Air Lines, Inc., Term Loan
2,069	5.50%, 04/14/2017 ±	2,042
	United Air Lines, Inc.
2,956	2.19%, 02/01/2014 ±	2,822
		5,925
	Scientific Research and Development Services - 0.3%
	IMS Health, Inc.
1,995	4.50%, 08/26/2017 ±	1,996

	Semiconductor, Electronic Components - 0.4%
	Sensata Technologies B.V.
3,000	4.00%, 05/12/2018 ±	2,991

	Soap, Cleaning Compound and Toilet Manufacturing - 0.4%
	Yankee Candle Co.
3,000	2.19%, 02/06/2014 ±	2,972

	Support Activities For Mining - 0.2%
	Walter Energy, Inc.
1,247	4.00%, 02/28/2018 ±	1,246

	Telecommunications - Other - 0.4%
	CommScope, Inc.
589	5.00%, 01/14/2018 ±	590
	West Corp., Term Loan B-2
2,000	2.62%, 10/24/2013 ±	1,989
		2,579
	Telecommunications - Wireless Carriers - 0.4%
	Metro PCS Wireless, Inc., Tranche B-2 Term Loan
2,977	4.01%, 11/03/2016 ±	2,971

	Traveler Accommodation - 0.4%
	Las Vegas Sands LLC, Extended Delayed Draw Term Loan
501	2.72%, 11/23/2016 ±	483

9

The Hartford Short Duration Fund
Schedule of Investments ― (continued)
July 31, 2011 (Unaudited)
(000’s Omitted)

Shares or Principal Amount			Market Value ╪
SENIOR FLOATING RATE INTERESTS: NON-INVESTMENT GRADE♦ - 19.4% - (continued)
	Traveler Accommodation - 0.4% - (continued)
	Las Vegas Sands LLC, Extended Term Loan
$2,492	2.72%, 11/23/2016 ±		$2,403
			2,886
	Total senior floating rate interests: non-investment grade
	(cost $132,491)		$131,871

U.S. GOVERNMENT AGENCIES - 0.2%
	Federal National Mortgage Association - 0.0%
$104	5.50%, 05/25/2014		$104

	Government National Mortgage Association - 0.2%
993	6.50%, 05/16/2031		1,136

	Total U.S. government agencies
	(cost $1,134)		$1,240

U.S. GOVERNMENT SECURITIES - 4.0%
	U.S. Treasury Securities - 4.0%
	U.S. Treasury Notes - 4.0%
$15,051	0.75%, 05/31/2012		$15,112
2,007	0.88%, 02/29/2012		2,014
10,000	1.00%, 04/30/2012		10,055
			27,181
	Total U.S. government securities
	(cost $27,047)		$27,181

	Total long-term investments
	(cost $606,851)		$614,404

SHORT-TERM INVESTMENTS - 9.3%
	Certificates of Deposit - 0.2%
	Finance and Insurance - 0.2%
	Deutsche Bank AG New York
$1,000	0.90%, 1/18/2013Δ		$1,001

	Commercial Paper - 2.9%
	Beverage and Tobacco Product Manufacturing - 1.0%
	Coca Cola Co.
7,000	0.09%, 8/18/2011▪○		7,000

	Health Care and Social Assistance - 1.2%
	Merck & Co., Inc.
8,000	0.10%, 8/29/2011○		7,999

	Motor Vehicle & Parts Manufacturing - 0.7%
	Wal-Mart Stores, Inc.
5,000	0.08%, 8/8/2011○		5,000

			19,999
	Investment Pools and Funds - 0.1%
760	JP Morgan U.S. Government Money Market Fund		$760

	Repurchase Agreements - 6.1%
	BNP Paribas Securities Corp. TriParty Joint Repurchase Agreement (maturing on 08/01/2011 in the amount of $10,180, collateralized by U.S. Treasury Bond 6.13%, 2029, value of $10,383)
$10,180	0.13%, 7/29/2011		$10,180
	Deutsche Bank Securities TriParty Joint Repurchase Agreement (maturing on 08/01/2011 in the amount of $9,778, collateralized by U.S. Treasury Bond 6.50%, 2026, value of $9,974)
9,778	0.14%, 7/29/2011		9,778

RBS Greenwich Capital Markets TriParty
Joint Repurchase Agreement (maturing on
08/01/2011 in the amount of $14,882,
collateralized by U.S. Treasury Bond
3.38% - 4.50%, 2038 - 2041, U.S. Treasury
Note 0.50% - 1.00%, 2013, value of
$15,180)

14,882	0.15%, 7/29/2011		14,882
	UBS Securities, Inc. TriParty Joint Repurchase Agreement (maturing on 08/01/2011 in the amount of $6,787, collateralized by U.S. Treasury Note 0.50%, 2015, value of $6,922)
6,787	0.15%, 7/29/2011		6,787
			41,627
	Total short-term investments
	(cost $63,386)		$63,387

	Total investments
	(cost $670,237) ▲	99.7%	$677,791
	Other assets and liabilities	0.3%	1,889
	Total net assets	100.0%	$679,680

10

The Hartford Short Duration Fund
Schedule of Investments ― (continued)
July 31, 2011 (Unaudited)
(000’s Omitted)

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 15.5% of total net assets at July 31, 2011.

▲	At July 31, 2011, the cost of securities for federal income tax purposes was $670,237 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$11,400
Unrealized Depreciation	(3,846)
Net Unrealized Appreciation	$7,554

•	Currently non-income producing. For long-term debt securities, items identified are in default as to payment of interest and/or principal.

Ψ	The company is in bankruptcy. The investment held by the fund is current with respect to interest payments.

Δ	Variable rate securities; the rate reported is the coupon rate in effect at July 31, 2011.

○	The interest rate disclosed for these securities represents the effective yield on the date of the acquisition.

►	Securities disclosed are interest-only strips. The interest rates represent effective yields based upon estimated future cash flows at July 31, 2011.

±	The interest rate disclosed for these securities represents the average coupon as of July 31, 2011.

◊	The interest rate disclosed for these securities represents an estimated average coupon as of July 31, 2011.

♦
Senior floating rate interests generally pay interest rates which are periodically adjusted by reference to a base short-term, floating lending rate plus a premium.  These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as the London Inter-Bank Offered Rate (LIBOR), (ii) the prime rate offered by one or more major United States Banks, or (iii) the bank's certificate of deposit rate.  Senior floating rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election.  The rate at which the borrower repays cannot be predicted with accuracy.  As a result, the actual remaining maturity may be substantially less than the stated maturities shown.

▪
Securities issued within terms of a private placement memorandum, exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers.  Unless otherwise indicated, these holdings are determined to be liquid.  At July 31, 2011, the aggregate value of these securities was $122,884, which represents 18.08% of total net assets.

۞	Convertible security.

☼	The cost of securities purchased on a when-issued, delayed delivery or delayed draw basis at July 31, 2011 was $7,198.

‡	This security, or a portion of this security, has been segregated to cover funding requirements on investment transactions settling in the future.

⌂
The following securities are considered illiquid.  Illiquid securities are often purchased in private placement transactions, are often not registered under the Securities Act of 1933 and may have contractual restrictions on resale. A security may also be considered illiquid if the security lacks a readily available market or if its valuation has not changed for a certain period of time.

Period Acquired	Shares/ Par	Security	Cost Basis
03/2005	$33,615	Bear Stearns Commercial Mortgage Securities, Inc., 4.65%, 02/11/2041	$127
12/2004	$13,803	Bear Stearns Commercial Mortgage Securities, Inc., 15.00%, 11/11/2041	114
08/2004	$8,170	CS First Boston Mortgage Securities Corp., 4.17%, 07/15/2036 - 144A	–
09/2004	$9,141	Merrill Lynch Mortgage Trust, 3.81%, 08/12/2039 - 144A	10
11/2004	$9,593	Merrill Lynch Mortgage Trust, 3.96%, 10/12/2041 - 144A	64
03/2005	$15,751	Merrill Lynch Mortgage Trust, 15.00%, 09/12/2042	36
04/2007	$13	Nationstar Home Equity Loan Trust, 0.00%, 03/25/2037 - 144A	13
03/2007	$108	Renaissance Home Equity Loan Trust, 0.00%, 04/25/2037 - 144A	108
11/2006	$14,767	Washington Mutual, Inc., 7.00%, 11/23/2043 - 144A	423

The aggregate value of these securities at July 31, 2011, was $918, which represents 0.14% of total net assets.

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

11

The Hartford Short Duration Fund
Schedule of Investments ― (continued)
July 31, 2011 (Unaudited)
(000’s Omitted)

Distribution by Credit Quality
as of July 31, 2011
Credit Rating *	Percentage of Net Assets
Aaa / AAA	15.0%
Aa / AA	12.4
A	17.7
Baa / BBB	16.0
Ba / BB	19.1
B	4.9
Caa / CCC or Lower	0.1
Unrated	1.0
U.S. Government Securities	4.2
Cash	9.3
Other Assets & Liabilities	0.3
Total	100.0%

*
Does not apply to the Fund itself. Based upon Moody’s and S&P long-term credit ratings for the Fund’s holdings as of date noted. If Moody's and S&P assign different ratings to a holding, the lower rating is used. "Unrated" includes fixed-income securities (other than cash-like short-term instruments and U.S. Government securities) for which Moody’s and S&P have not issued long-term credit ratings. “Cash” includes non fixed income instruments and other short-term instruments.

Investment Valuation Hierarchy Level Summary
July 31, 2011

	Total	Level 1 ♦	Level 2 ♦	Level 3
Assets:
Asset & Commercial Mortgage Backed Securities	$138,201	$–	$122,496	$15,705
Corporate Bonds: Investment Grade	198,444	–	198,444	–
Corporate Bonds: Non-Investment Grade	16,687	–	16,687	–
Foreign Bonds	91,362	–	91,362	–
Senior Floating Rate Interests: Foreign	9,418	–	9,418	–
Senior Floating Rate Interests: Non-Investment Grade	131,871	–	131,871	–
U.S. Government Agencies	1,240	–	1,240	–
U.S. Government Securities	27,181	–	27,181	–
Short-Term Investments	63,387	760	62,627	–
Total	$677,791	$760	$661,326	$15,705

♦	For the nine-month period ended July 31, 2011, there were no significant transfer between Level 1 and Level 2.

12

The Hartford Short Duration Fund
Schedule of Investments ― (continued)
July 31, 2011 (Unaudited)
(000’s Omitted)

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Balance as of October 31, 2010	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)		Net Amortization	Purchases	Sales	Transfers Into Level 3 *	Transfers Out of Level 3*	Balance as of July 31, 2011
Assets:
Asset & Commercial Mortgage Backed Securities	$12,294	$505	$2,209	†	$(363)	$5,593	$(3,089)	$—	$(1,444)	$15,705
Corporate Bonds	4,000	—	—		—	—	—	—	(4,000)	—
Total	$16,294	$505	$2,209		$(363)	$5,593	$(3,089)	$—	$(5,444)	$15,705

*	Securities are transferred into and out of Level 3 for a variety of reasons including, but not limited to:
1)	Securities where trading has been halted (transfer into Level 3) or securities where trading has resumed (transfer out of Level 3).
2)	Broker quoted securities (transfer into Level 3) or quoted prices in active markets (transfer out of Level 3).
3)	Securities that have certain restrictions on trading (transfer into Level 3) or securities where trading restrictions have expired (transfer out of Level 3).
†	Change in unrealized appreciation or depreciation in the current period relating to assets still held at July 31, 2011 was $2,131.

13

The Hartford Small Company Fund
Schedule of Investments
July 31, 2011 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS – 96.6%
	Automobiles & Components - 1.2%
76	Amerigon, Inc. •	$1,283
68	Dana Holding Corp. •	1,126
48	Tenneco Automotive, Inc. •	1,916
28	Tesla Motors, Inc. •	797
165	Thor Industries, Inc.	4,078
		9,200
	Banks - 1.6%
125	Boston Private Financial Holdings, Inc.	867
32	Columbia Banking Systems, Inc.	555
46	First Midwest Bancorp, Inc.	545
106	Flushing Financial Corp.	1,302
31	Hudson Valley Holding Corp. •	672
52	Northwest Bancshares, Inc.	633
44	Ocwen Financial Corp. •	570
105	Signature Bank •	6,227
18	Southside Bancshares, Inc.	354
20	Wintrust Financial Corp.	687
		12,412
	Capital Goods - 9.1%
35	A.O. Smith Corp.	1,470
26	Aaon, Inc.	596
23	Acuity Brands, Inc.	1,136
167	Aecom Technology Corp. •	4,122
10	AGCO Corp. •	465
68	Altra Holdings, Inc. •	1,509
55	Applied Industrial Technologies, Inc.	1,746
23	AZZ, Inc.	1,165
193	Beacon Roofing Supply, Inc. •	4,136
17	Carlisle Cos., Inc.	724
49	Ceradyne, Inc. •	1,598
42	Chart Industries, Inc. •	2,248
190	Commercial Vehicles Group, Inc. •	2,009
13	Crane Co.	618
275	DigitalGlobe, Inc. •	7,189
21	EMCOR Group, Inc. •	593
24	Esterline Technologies Corp. •	1,859
28	Franklin Electric Co., Inc.	1,217
81	GrafTech International Ltd. •	1,557
19	Harsco Corp.	518
71	Kratos Defense & Security •	769
20	Lennox International, Inc.	732
11	Lindsay Corp.	699
353	Meritor, Inc. •	4,771
33	Michael Baker Corp. •	697
125	Moog, Inc. Class A •	5,127
53	Nordson Corp.	2,725
47	RSC Holdings, Inc. •	555
9	SauerDanfoss, Inc. •	428
31	Sun Hydraulics Corp.	879
20	TAL International Group, Inc.	616
78	Teledyne Technologies, Inc. •	4,204
26	Textainer Group Holdings Ltd.	675
14	TransDigm Group, Inc. •	1,220
75	Trex Co., Inc. •	1,587
60	Trimas Corp. •	1,444
305	United Rentals, Inc. •	7,015
85	Wabash National Corp. •	639
17	Woodward, Inc.	596
		71,853
	Commercial & Professional Services - 3.5%
7	Advisory Board Co. •	375
10	Consolidated Graphics, Inc. •	526
360	Corrections Corp. of America •	7,722
36	Deluxe Corp.	849
266	Geo Group, Inc. •	5,539
77	Higher One Holdings, Inc. •	1,526
127	Interface, Inc.	2,033
43	Knoll, Inc.	782
318	Sykes Enterprises, Inc. •	6,143
15	Towers Watson & Co.	935
29	TrueBlue, Inc. •	437
19	United Stationers, Inc.	610
		27,477
	Consumer Durables & Apparel - 5.1%
244	Brunswick Corp.	5,336
72	Columbia Sportswear Co.	4,130
103	Eastman Kodak Co. •	248
308	Hanesbrands, Inc. •	9,407
46	Iconix Brand Group, Inc. •	1,072
23	Polaris Industries, Inc.	2,674
58	Skechers USA, Inc. Class A •	964
149	Steven Madden Ltd. •	5,693
80	Tempur-Pedic International, Inc. •	5,788
92	Warnaco Group, Inc. •	4,930
		40,242
	Consumer Services - 4.2%
20	Bally Technologies, Inc. •	789
210	Cheesecake Factory, Inc. •	6,042
724	Domino's Pizza UK & IRL plc	5,957
303	Estacio Participacoes S.A.	3,753
21	Gaylord Entertainment Co. w/ Rights •	604
54	Grand Canyon Education, Inc. •	835
53	K12, Inc. •	1,694
35	P.F. Chang's China Bistro, Inc.	1,138
40	Regis Corp.	598
15	Steiner Leisure Ltd. •	705
96	Texas Roadhouse, Inc.	1,588
116	Weight Watchers International, Inc.	8,958
56	Whistler Blackcomb Holdings, Inc.	658
		33,319
	Diversified Financials - 1.5%
86	BGC Partners, Inc.	704
54	Compass Diversified Holdings	808
129	Cowen Group, Inc. Class A •	511
103	Dollar Financial Corp. •	2,227
13	Evercore Partners, Inc.	359
59	Fifth Street Finance Corp.	622
116	Gain Capital Holdings, Inc. •	704
259	Justice Holdings Ltd. •	4,164
63	Knight Capital Group, Inc. •	716
106	Netspend Holdings, Inc. •	837
93	Uranium Participation Corp. •	595
		12,247
	Energy - 7.8%
1,164	Alberta Oilsands, Inc. •	280
25	Approach Resources, Inc. •	646
86	Atwood Oceanics, Inc. •	4,011
46	Berry Petroleum Co.	2,646
160	BPZ Resources, Inc. •	580
78	C&J Energy Services, Inc. ⌂▪•†	2,141

1

The Hartford Small Company Fund
Schedule of Investments ― (continued)
July 31, 2011 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 96.6% - (continued)
	Energy - 7.8% - (continued)
10	Clayton Williams Energy, Inc. •	$630
43	Complete Production Services, Inc. •	1,671
57	CVR Energy, Inc. •	1,523
197	Gulfmark Offshore, Inc. •	9,590
103	Hornbeck Offshore Services, Inc. •	2,855
538	ION Geophysical Corp. •	5,455
295	James River Coal Co. •	5,601
111	Karoon Gas Australia Ltd. •	538
265	Kodiak Oil & Gas Corp. •	1,801
29	Northern Oil and Gas, Inc. •	651
1,460	Oilsands Quest, Inc. •	368
1,191	Oilsands Quest, Inc. Rights	51
45	Petroleum Development Corp. •	1,621
211	Rosetta Resources, Inc. •	10,942
16	Swift Energy Co. •	606
114	Tidewater, Inc.	6,190
123	Vaalco Energy, Inc. •	819
378	Vantage Drilling Co. •	616
		61,832
	Food & Staples Retailing - 0.4%
102	Fresh Market, Inc. •	3,611

	Food, Beverage & Tobacco - 3.0%
10	Boston Beer Co., Inc. Class A •	877
43	Cosan S.A. Industria E Comercio	663
140	Darling International, Inc. •	2,367
24	Diamond Foods, Inc.	1,725
73	GrainCorp Ltd.	630
160	Green Mountain Coffee Roasters, Inc. •	16,580
55	Viterra, Inc.	626
		23,468
	Health Care Equipment & Services - 10.4%
216	Abiomed, Inc. •	3,566
264	Allscripts Healthcare Solutions, Inc. •	4,791
25	AmSurg Corp. •	636
81	Angiodynamics, Inc. •	1,114
102	Catalyst Health Solutions •	6,665
24	Corvel Corp. •	1,094
39	Cyberonics, Inc. •	1,056
108	Dexcom, Inc. •	1,534
20	Ensign Group, Inc.	571
127	Gen-Probe, Inc. •	7,701
23	Greatbatch, Inc. •	576
29	Hanger Orthopedic Group, Inc. •	611
36	HealthSouth Corp. •	868
63	Healthspring, Inc. •	2,567
63	Heartware International, Inc. •	4,210
15	ICU Medical, Inc. •	633
161	Insulet Corp. •	3,173
27	LHC Group, Inc. •	608
45	Masimo Corp.	1,262
8	MEDNAX, Inc. •	573
178	NuVasive, Inc. •	5,082
67	Orthofix International N.V. •	2,842
65	Owens & Minor, Inc.	1,992
113	SXC Health Solutions Corp. •	7,164
39	U.S. Physical Therapy, Inc.	950
220	Volcano Corp. •	6,900
138	Wellcare Health Plans, Inc. •	6,059
111	Zoll Medical Corp. •	7,709
		82,507
	Household & Personal Products - 0.4%
77	Nu Skin Enterprises, Inc. Class A	2,909

	Insurance - 0.3%
16	Allied World Assurance Holdings Ltd.	868
50	Amerisafe, Inc. •	1,080
19	Platinum Underwriters Holdings Ltd.	646
		2,594
	Materials - 3.4%
16	Allied Nevada Gold Corp. •	625
11	AptarGroup, Inc.	582
909	Aurcana Corp. •	685
141	Detour Gold Corp. •	4,425
47	Georgia Gulf Corp. •	946
282	Graphic Packaging Holding Co. •	1,396
36	Kraton Performance Polymers •	1,299
200	Methanex Corp. ADR	5,941
13	Molycorp, Inc. •	802
63	New Gold, Inc. •	679
62	Olin Corp.	1,306
23	Rock Tenn Co. Class A	1,401
329	Romarco Minerals, Inc. •	544
85	Silgan Holdings, Inc.	3,304
64	Stillwater Mining Co. •	981
22	TPC Group, Inc. •	871
16	Universal Stainless & Alloy Products •	697
56	Winpak Ltd.	695
		27,179
	Media - 0.6%
258	Cinemark Holdings, Inc.	5,033

	Pharmaceuticals, Biotechnology & Life Sciences - 8.9%
138	Alkermes, Inc. •	2,381
97	Ardea Biosciences, Inc. •	2,278
382	Arena Pharmaceuticals, Inc. •	614
100	Bruker Corp. •	1,726
133	Cadence Pharmaceuticals, Inc. •	1,150
73	Cubist Pharmaceuticals, Inc. •	2,473
379	Exelixis, Inc. •	2,916
256	Immunogen, Inc. •	3,468
306	Incyte Corp. •	5,329
354	Ironwood Pharmaceuticals, Inc. •	5,292
149	Medicines Co. •	2,233
32	Momenta Pharmaceuticals, Inc. •	565
128	NPS Pharmaceuticals, Inc. •	1,235
167	Onyx Pharmaceuticals, Inc. •	5,511
258	PAREXEL International Corp. •	5,288
243	Pharmaceutical Product Development, Inc.	7,011
11	Pharmasset, Inc. •	1,331
25	Regeneron Pharmaceuticals, Inc. •	1,338
203	Rigel Pharmaceuticals, Inc. •	1,761
190	Salix Pharmaceuticals Ltd. •	7,370
372	Seattle Genetics, Inc. •	6,336
212	WuXi PharmaTech Cayman, Inc. •	3,299
		70,905
	Real Estate - 1.1%
77	Anworth Mortgage Asset Corp.	535

2

The Hartford Small Company Fund
Schedule of Investments ― (continued)
July 31, 2011 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 96.6% - (continued)
	Real Estate - 1.1% - (continued)
44	Capstead Mortgage Corp.	$550
46	Colonial Properties Trust	1,001
211	Coresite Realty Corp.	3,549
20	Hatteras Financial Corp.	531
54	Medical Properties Trust, Inc.	640
127	MFA Mortgage Investments, Inc.	949
57	Summit Hotel Properties, Inc.	640
21	Whitestone REIT	266
		8,661
	Retailing - 5.9%
145	Brown (N) Group plc	680
27	Cato Corp.	760
55	Children's Place Retail Stores, Inc. •	2,680
47	Core-Mark Holding Co., Inc. •	1,753
637	Debenhams plc	695
29	DSW, Inc. •	1,557
350	Express, Inc.	7,861
202	GNC Holdings, Inc. •	5,100
16	Guess?, Inc.	625
80	Hot Topic, Inc.	599
28	Joseph A. Bank Clothiers, Inc. •	1,459
214	Lumber Liquidators Holdings, Inc. •	3,362
58	PetMed Express, Inc.	633
108	rue21, Inc. •	3,562
138	Shutterfly, Inc. •	7,506
132	Ulta Salon, Cosmetics & Fragrances, Inc. •	8,297
		47,129
	Semiconductors & Semiconductor Equipment - 4.3%
454	Applied Micro Circuits Corp. •	2,863
14	Cabot Microelectronics Corp. •	549
50	Cavium, Inc. •	1,713
108	Cymer, Inc. •	4,776
150	GT Solar International, Inc. •	2,042
132	Integrated Device Technology, Inc. •	906
35	Microsemi Corp. •	685
201	Mindspeed Technologies, Inc. •	1,371
81	MIPS Technologies, Inc. Class A •	578
54	Nanometrics, Inc. •	920
143	Netlogic Microsystems, Inc. •	4,925
28	OmniVision Technologies, Inc. •	825
77	ON Semiconductor Corp. •	666
96	PMC - Sierra, Inc. •	668
116	Silicon Image, Inc. •	665
309	Skyworks Solutions, Inc. •	7,818
24	Tessera Technologies, Inc. •	369
103	TriQuint Semiconductor, Inc. •	775
35	Ultratech Stepper, Inc. •	912
		34,026
	Software & Services - 12.9%
118	Ancestry.com, Inc. •	4,207
112	Ariba, Inc. •	3,716
141	Broadsoft, Inc. •	4,115
945	Cadence Design Systems, Inc. •	9,758
133	Commvault Systems, Inc. w/ Rights •	5,158
116	Concur Technologies, Inc. •	5,251
44	Constant Contact, Inc. •	839
49	CSG Systems International, Inc. •	878
296	Demand Media, Inc. •	3,004
327	Dice Holdings, Inc. •	4,504
39	Fortinet, Inc. •	784
77	j2 Global Communications, Inc. •	2,056
56	JDA Software Group, Inc. •	1,557
68	Kit Digital, Inc. •	790
276	LivePerson, Inc. •	3,402
358	Magma Design Automation, Inc. •	2,663
9	Mercadolibre, Inc.	683
15	MicroStrategy, Inc. •	2,405
30	Nuance Communications, Inc. •	596
38	Opnet Technologies, Inc.	1,312
35	Parametric Technology Corp. •	719
26	Progress Software Corp. •	619
163	QLIK Technologies, Inc. •	4,933
53	Quest Software, Inc. •	1,004
160	RealPage, Inc. •	3,837
40	RightNow Technologies, Inc. •	1,358
661	Sapient Corp. •	9,199
88	Solarwinds, Inc. •	1,899
42	Solera Holdings, Inc.	2,334
31	Sourcefire, Inc. w/ Rights •	754
57	SuccessFactors, Inc. •	1,552
84	Syntel, Inc.	4,597
66	Tibco Software, Inc. •	1,719
344	Velti plc •	5,673
38	VeriFone Systems, Inc. •	1,498
45	Wright Express Corp. •	2,237
67	XO Group, Inc. •	629
		102,239
	Technology Hardware & Equipment - 5.5%
73	Acme Packet, Inc. •	4,295
31	ADTRAN, Inc.	1,018
57	Arris Group, Inc. •	681
278	Aruba Networks, Inc. •	6,371
42	Coherent, Inc. •	2,026
60	Comverse Technology, Inc. •	449
63	Emulex Corp. •	532
34	Fabrinet •	527
113	Finisar Corp. •	1,931
26	Interdigital, Inc.	1,791
563	Jabil Circuit, Inc.	10,317
180	Mitel Networks Corp. •	802
22	Netgear, Inc. •	724
77	Oplink Communications, Inc. •	1,293
27	Park Electrochemical Corp.	712
38	Plantronics, Inc.	1,307
199	Polycom, Inc. •	5,379
47	Super Micro Computer, Inc. •	659
88	Universal Display Corp. •	2,630
		43,444
	Telecommunication Services - 0.4%
13	AboveNet, Inc.	805
171	Leap Wireless International, Inc. •	2,304
		3,109
	Transportation - 4.7%
109	Con-way, Inc.	3,982
123	Copa Holdings S.A. Class A	8,046
121	J.B. Hunt Transport Services, Inc.	5,494
11	Kirby Corp. •	612
256	Localiza Rent a Car S.A.	4,123
31	Marten Transport Ltd.	646
216	Old Dominion Freight Line, Inc. •	8,001

3

The Hartford Small Company Fund
Schedule of Investments ― (continued)
July 31, 2011 (Unaudited)
(000’s Omitted)

Shares or Principal Amount			Market Value ╪
COMMON STOCKS - 96.6% - (continued)
	Transportation - 4.7% - (continued)
280	Werner Enterprises, Inc.		$6,591
4	Zipcar, Inc. •		84
			37,579
	Utilities - 0.4%
25	Portland General Electric Co.		620
53	UniSource Energy Corp.		1,948
24	Westar Energy, Inc.		614
			3,182
	Total common stocks
	(cost $678,211)		$766,157

PREFERRED STOCKS - 0.1%
	Consumer Durables & Apparel - 0.1%
7	Callaway Golf Co., 7.50% ۞		$732

	Total preferred stocks
	(cost $777)		$732

EXCHANGE TRADED FUNDS - 1.0%
	Other Investment Pools and Funds - 1.0%
92	iShares Russell 2000 Growth Index Fund		$8,380

	Total exchange traded funds
	(cost $7,955)		$8,380

	Total long-term investments
	(cost $686,943)		$775,269

SHORT-TERM INVESTMENTS - 2.5%
	Repurchase Agreements - 2.5%
	Bank of America Merrill Lynch TriParty Joint Repurchase Agreement (maturing on 08/01/2011 in the amount of $482, collateralized by FHLMC 4.50%, 2040, FNMA 3.12% - 6.00%, 2019 - 2047, value of $492)
$482	0.18%, 7/29/2011		$482
	Barclays Capital TriParty Joint Repurchase Agreement (maturing on 08/01/2011 in the amount of $858, collateralized by FHLMC 0.14%, 2013, value of $875)
858	0.18%, 7/29/2011		858

BNP Paribas Securities Corp. TriParty Joint
Repurchase Agreement (maturing on
08/01/2011 in the amount of $4,846,
collateralized by FHLMC 3.50% - 6.00%,
2022 - 2041, FNMA 3.50% - 6.00%, 2019 -
2047, value of $4,943)

4,846	0.20%, 7/29/2011		4,846
	Deutsche Bank Securities TriParty Joint Repurchase Agreement (maturing on 08/01/2011 in the amount of $12,352, collateralized by GNMA 3.30% - 7.00%, 2026 - 2051, value of $12,599)
12,352	0.20%, 7/29/2011		12,352
	UBS Securities, Inc. Joint Repurchase Agreement (maturing on 08/01/2011 in the amount of $38, collateralized by U.S. Treasury Bill 1.13%, 2011, value of $39)
38	0.14%, 7/29/2011		38
	UBS Securities, Inc. TriParty Joint Repurchase Agreement (maturing on 08/01/2011 in the amount of $1,003, collateralized by FHLMC 4.00%, 2025, value of $1,024)
1,003	0.20%, 7/29/2011		1,003
			19,579
	Total short-term investments
	(cost $19,579)		$19,579

	Total investments
	(cost $706,522) ▲	100.2%	$794,848
	Other assets and liabilities	(0.2)%	(1,629)
	Total net assets	100.0%	$793,219

4

The Hartford Small Company Fund
Schedule of Investments ― (continued)
July 31, 2011 (Unaudited)
(000’s Omitted)

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 6.1% of total net assets at July 31, 2011.

Prices of foreign equities that are principally traded on certain foreign markets may be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

▲	At July 31, 2011, the cost of securities for federal income tax purposes was $712,720 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$119,999
Unrealized Depreciation	(37,871)
Net Unrealized Appreciation	$82,128

†
The aggregate value of securities valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Company's Board of Directors at July 31, 2011, was $2,141, which represents 0.27% of total net assets. This amount excludes securities that are principally traded in certain foreign markets and whose prices are adjusted pursuant to a third party pricing service methodology approved by the Board of Directors.

•	Currently non-income producing.

▪
Securities issued within terms of a private placement memorandum, exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers.  Unless otherwise indicated, these issues are determined to be liquid.  At July 31, 2011, the aggregate value of these securities was $2,141, which represents 0.27% of total net assets.

۞	Convertible security.

⌂
The following securities are considered illiquid.  Illiquid securities are often purchased in private placement transactions, are often not registered under the Securities Act of 1933 and may have contractual restrictions on resale. A security may also be considered illiquid if the security lacks a readily available market or if its valuation has not changed for a certain period of time.

Period Acquired	Shares/ Par	Security	Cost Basis
12/2010	78	C&J Energy Services, Inc. - 144A	$780

The aggregate value of these securities at July 31, 2011, was $2,141, which represents 0.27% of total net assets.

Foreign Currency Contracts Outstanding at July 31, 2011

Description	Counterparty	Buy / Sell	Market Value ╪	Contract Amount	Delivery Date	Unrealized Appreciation/ (Depreciation)
Canadian Dollar	RBC Dominion Securities	Sell	$29	$29	08/08/2011	$–
						$–

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

5

The Hartford Small Company Fund
Schedule of Investments ― (continued)
July 31, 2011 (Unaudited)
(000’s Omitted)

Investment Valuation Hierarchy Level Summary
July 31, 2011

	Total	Level 1 ♦	Level 2 ♦	Level 3
Assets:
Common Stocks ‡	$766,157	$756,196	$7,820	$2,141
Exchange Traded Funds	8,380	8,380	–	–
Preferred Stocks	732	–	732	–
Short-Term Investments	19,579	–	19,579	–
Total	$794,848	$764,576	$28,131	$2,141
Foreign Currency Contracts *	–	–	–	–
Total	$–	$–	$–	$–

♦	For the nine-month period ended July 31, 2011, there were no significant transfer between Level 1 and Level 2.
‡	The Fund has all or primarily all of the equity securities categorized in a particular level. Refer to the Schedule of Investments for further industry breakout.
*	Derivative instruments not reflected in the Schedule of Investments are valued at the unrealized appreciation/depreciation on the investments.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Balance as of October 31, 2010	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)		Net Amortization	Purchases	Sales	Transfers Into Level 3 *	Transfers Out of Level 3*	Balance as of July 31, 2011
Assets:
Common Stocks	$397	$—	$1,361	†	$—	$780	$—	$—	$(397)	$2,141
Total	$397	$—	$1,361		$—	$780	$—	$—	$(397)	$2,141

*	Securities are transferred into and out of Level 3 for a variety of reasons including, but not limited to:
1)	Securities where trading has been halted (transfer into Level 3) or securities where trading has resumed (transfer out of Level 3).
2)	Broker quoted securities (transfer into Level 3) or quoted prices in active markets (transfer out of Level 3).
3)	Securities that have certain restrictions on trading (transfer into Level 3) or securities where trading restrictions have expired (transfer out of Level 3).
†	Change in unrealized appreciation or depreciation in the current period relating to assets still held at July 31, 2011 was $1,361.

6

The Hartford Small/Mid Cap Equity Fund
Schedule of Investments
July 31, 2011 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 96.4%
	Automobiles & Components - 2.2%
6	Autoliv, Inc.	$373
6	BorgWarner, Inc. •	490
3	Dorman Products, Inc. •	93
9	Gentex Corp.	257
13	Lear Corp.	656
10	Superior Industries International	200
8	Tenneco Automotive, Inc. •	324
8	TRW Automotive Holdings Corp. •	411
		2,804
	Banks - 3.0%
7	Bank of Hawaii Corp.	292
4	BOK Financial Corp.	224
13	Bryn Mawr Bank Corp.	268
5	Citizens & Northern Corp.	84
8	Commerce Bankshares, Inc.	342
10	Community Bank System, Inc.	243
5	Cullen/Frost Bankers, Inc.	291
1	First Citizens Bancshares Class A	250
22	First Horizon National Corp.	197
25	First Niagara Financial Group, Inc.	306
8	Hancock Holding Co.	252
46	Huntington Bancshares, Inc.	275
11	Republic Bancorp, Inc.	205
3	Simmons First National Corp.	84
9	Trustmark Corp.	205
7	UMB Financial Corp.	286
		3,804
	Capital Goods - 7.4%
7	Aecom Technology Corp. •	167
7	AGCO Corp. •	334
9	Albany International Corp. Class A	240
4	Alliant Techsystems, Inc.	254
8	AMETEK, Inc.	331
6	Babcock & Wilcox Co. •	153
5	Brady Corp. Class A	157
14	Briggs & Stratton Corp.	240
7	Curtis-Wright Corp.	221
14	DigitalGlobe, Inc. •	367
6	Donaldson Co., Inc.	340
9	EMCOR Group, Inc. •	245
5	Fluor Corp.	295
4	Franklin Electric Co., Inc.	177
3	Gardner Denver Machinery, Inc.	256
6	General Cable Corp. •	248
10	Gibralter Industries, Inc. •	104
10	Granite Construction, Inc.	242
39	Great Lakes Dredge & Dock Co.	235
6	Heico Corp.	295
3	Hubbell, Inc. Class B	161
5	Jacobs Engineering Group, Inc. •	192
7	Kaydon Corp.	266
9	KBR, Inc.	319
10	L.B. Foster Co. Class A	354
3	L-3 Communications Holdings, Inc.	256
3	Nacco Industries, Inc. Class A	240
8	Owens Corning, Inc. •	287
6	Pall Corp.	283
6	Powell Industries, Inc. •	226
13	Primoris Services Corp.	154
22	Quanex Building Products Corp.	340
3	SPX Corp.	200
4	Toro Co.	212
10	Tutor Perini Corp.	152
2	Valmont Industries, Inc.	228
3	Wabco Holdings, Inc. •	189
5	Watts Water Technologies, Inc.	174
4	WESCO International, Inc. •	196
14	Xerium Technologies, Inc. •	226
		9,556
	Commercial & Professional Services - 3.4%
10	ABM Industries, Inc.	225
14	CDI Corp.	179
11	Covanta Holding Corp.	198
8	Equifax, Inc. •	265
13	Healthcare Services Group, Inc.	206
8	Insperity, Inc.	245
18	Kelly Services, Inc. •	283
16	Kforce, Inc. •	220
25	Kimball International, Inc.	152
6	Manpower, Inc.	280
7	McGrath RentCorp	185
13	Pitney Bowes, Inc.	290
6	Republic Services, Inc.	171
10	Robert Half International, Inc.	285
21	SFN Group, Inc. •	298
15	Standard Parking Corp. •	253
7	United Stationers, Inc.	218
7	VSE Corp.	148
8	Waste Connections, Inc.	251
		4,352
	Consumer Durables & Apparel - 2.4%
6	Delta Apparel, Inc. •	108
4	Fossil, Inc. •	442
9	Hanesbrands, Inc. •	284
12	Leggett & Platt, Inc.	255
9	Perry Ellis International •	209
4	Polaris Industries, Inc.	420
75	Quiksilver, Inc. •	395
12	Sturm Ruger & Co., Inc.	337
4	Tempur-Pedic International, Inc. •	252
3	Tupperware Brands Corp.	206
8	Universal Electronics, Inc. •	179
		3,087
	Consumer Services - 3.6%
14	Ameristar Casinos, Inc.	300
5	Bob Evans Farms, Inc.	182
8	Career Education Corp. •	177
8	Carrols Restaurant Group, Inc. •	79
1	Chipotle Mexican Grill, Inc. •	297
4	Coinstar, Inc. •	205
15	CPI Corp.	170
5	DeVry, Inc.	322
10	Domino's Pizza, Inc. •	273
18	International Game Technology	332
4	ITT Educational Services, Inc. •	334
13	Lincoln Educational Services Corp.	228
20	McCormick & Schmick's Seafood •	181
22	O' Charley's, Inc. •	132
1	Panera Bread Co. Class A •	161
7	Papa John's International, Inc. •	231

1

The Hartford Small/Mid Cap Equity Fund
Schedule of Investments ― (continued)
July 31, 2011 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 96.4% - (continued)
	Consumer Services - 3.6% - (continued)
5	Penn National Gaming, Inc. •	$218
7	Red Robin Gourmet Burgers, Inc. •	246
16	Regis Corp.	240
4	Weight Watchers International, Inc.	309
		4,617
	Diversified Financials - 2.8%
3	Affiliated Managers Group, Inc. •	303
25	BGC Partners, Inc.	204
3	Diamond Hill Investment Group	212
15	Federated Investors, Inc.	318
11	Financial Engines, Inc. •	250
6	Green Dot Corp. •	182
12	International FCStone, Inc. •	270
7	Lazard Ltd.	225
20	Life Partners Holdings, Inc.	96
11	MarketAxess Holdings, Inc.	280
5	Moody's Corp.	172
5	MSCI, Inc. •	172
11	optionsXpress Holdings, Inc.	169
10	Raymond James Financial, Inc.	331
9	TD Ameritrade Holding Corp.	160
6	Waddell and Reed Financial, Inc. Class A	235
		3,579
	Energy - 8.9%
13	Alpha Natural Resources, Inc. •	547
11	Arch Coal, Inc.	289
6	Cabot Oil & Gas Corp.	444
29	Cal Dive International, Inc. •	161
2	Carbo Ceramics, Inc.	289
11	Cloud Peak Energy, Inc. •	255
4	Concho Resources, Inc. •	355
6	Core Laboratories N.V.	647
10	CVR Energy, Inc. •	279
12	Delek U.S. Holdings, Inc.	195
3	Diamond Offshore Drilling, Inc.	228
5	Dresser-Rand Group, Inc. •	265
5	Energen Corp.	307
5	FMC Technologies, Inc. •	233
5	Helmerich & Payne, Inc.	345
11	HollyFrontier Corp.	830
2	Lufkin Industries, Inc.	196
18	Matrix Service Co. •	253
4	Murphy Oil Corp.	260
3	Noble Energy, Inc.	283
9	Oceaneering International, Inc.	374
5	Peabody Energy Corp.	268
8	Plains Exploration & Production Co. •	308
7	RPC, Inc.	170
3	Seacor Holdings, Inc.	282
2	SM Energy Co.	181
7	Spectra Energy Corp.	189
7	Stone Energy Corp. •	220
6	Superior Energy Services, Inc. •	228
5	Targa Resources Corp.	180
17	Tesoro Corp. •	418
50	Vaalco Energy, Inc. •	332
15	Valero Energy Corp.	375
8	W&T Offshore, Inc.	229
19	Western Refining, Inc. •	398
5	Whiting Petroleum Corp. •	266
8	World Fuel Services Corp.	310
		11,389
	Food & Staples Retailing - 1.2%
6	BJ's Wholesale Club, Inc. •	307
5	Casey's General Stores, Inc.	216
11	Pantry, Inc. •	187
12	Safeway, Inc.	235
11	Spartan Stores, Inc.	200
24	Supervalu, Inc.	207
6	Village Super Market, Inc. Class A	163
		1,515
	Food, Beverage & Tobacco - 1.1%
5	Campbell Soup Co.	172
3	Corn Products International, Inc.	168
10	Flowers Foods, Inc.	220
11	National Beverage Co.	169
2	Ralcorp Holdings, Inc. •	208
4	Seneca Foods Corp. •	105
9	Smithfield Foods, Inc. •	207
13	Tyson Foods, Inc. Class A	222
		1,471
	Health Care Equipment & Services - 6.4%
3	Amerigroup Corp. •	187
7	AmSurg Corp. •	177
11	Angiodynamics, Inc. •	155
9	Bio-Reference Laboratories •	186
4	Catalyst Health Solutions •	264
9	Centene Corp. •	299
3	Chemed Corp.	210
10	Community Health Systems, Inc. •	248
7	Coventry Health Care, Inc. •	214
5	DaVita, Inc. •	418
34	Five Star Quality Care, Inc. •	169
16	Health Management Associates, Inc. Class A •	152
6	Health Net, Inc. •	166
12	Hologic, Inc. •	216
2	Humana, Inc.	157
5	ICU Medical, Inc. •	203
3	IDEXX Laboratories, Inc. •	240
6	Invacare Corp.	191
14	Kindred Healthcare, Inc. •	267
5	LifePoint Hospitals, Inc. •	197
8	Lincare Holdings, Inc.	202
6	Masimo Corp.	170
10	Merit Medical Systems, Inc. •	157
8	Molina Healthcare, Inc. •	187
2	MWI Veterinary Supply, Inc. •	219
7	Omnicare, Inc.	201
16	Owens & Minor, Inc.	486
8	Patterson Cos., Inc.	238
21	PharMerica Corp. •	265
11	PSS World Medical, Inc. •	263
4	Quest Diagnostics, Inc.	194
6	Resmed, Inc. •	194
30	Spectranetics Corp. •	210
8	Team Health Holdings •	184
8	Triple-S Management Corp., Class B •	169
4	Universal Health Services, Inc. Class B	184
4	Wellcare Health Plans, Inc. •	167

2

The Hartford Small/Mid Cap Equity Fund
Schedule of Investments ― (continued)
July 31, 2011 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 96.4% - (continued)
	Health Care Equipment & Services - 6.4% - (continued)
5	West Pharmaceutical Services, Inc.	$237
		8,243
	Household & Personal Products - 1.0%
7	Church & Dwight Co., Inc.	284
4	Herbalife Ltd.	211
5	Nu Skin Enterprises, Inc. Class A	201
27	Prestige Brands Holdings, Inc. •	332
8	Usana Health Sciences, Inc. •	207
		1,235
	Insurance - 3.0%
8	American Financial Group, Inc.	280
7	American Safety Insurance Holdings •	140
9	Arch Capital Group Ltd. •	312
13	Aspen Insurance Holdings Ltd.	331
12	Axis Capital Holdings Ltd.	373
8	Brown & Brown, Inc.	174
5	Endurance Specialty Holdings Ltd.	212
26	Flagstone Reinsurance Holdings	236
8	HCC Insurance Holdings, Inc.	233
19	Hilltop Holdings, Inc. •	163
19	Meadowbrook Insurance Group, Inc.	179
10	Montpelier Re Holdings Ltd.	168
3	PartnerRe Ltd.	219
5	Reinsurance Group of America, Inc.	275
3	RLI Corp.	174
5	Transatlantic Holdings, Inc.	260
6	Validus Holdings Ltd.	152
		3,881
	Materials - 6.4%
8	AEP Industries, Inc. •	222
3	Airgas, Inc.	220
5	Albemarle Corp.	320
4	AptarGroup, Inc.	212
3	Ashland, Inc.	178
13	Ball Corp.	493
8	Bemis Co., Inc.	247
29	Boise, Inc.	201
3	Clearwater Paper Corp. •	230
4	Compass Minerals Group, Inc.	298
10	Crown Holdings, Inc. •	402
4	Cytec Industries, Inc.	207
4	Eastman Chemical Co.	386
8	Ecolab, Inc.	404
9	Graham Packaging Co., Inc. •	238
9	H.B. Fuller Co.	208
30	Hecla Mining Co. •	235
5	International Flavors & Fragrances, Inc.	307
5	Koppers Holdings, Inc.	201
4	LSB Industries, Inc. •	163
5	Minerals Technologies, Inc.	356
12	Noranda Aluminium Holding Corp. •	171
4	Reliance Steel & Aluminum	185
14	Sealed Air Corp.	307
9	Sensient Technologies Corp.	345
2	Sherwin-Williams Co.	167
3	Sigma-Aldrich Corp.	174
4	Silgan Holdings, Inc.	167
11	Sonoco Products Co.	356
5	Walter Energy, Inc.	642
		8,242
	Media - 1.3%
6	Arbitron, Inc.	218
48	Ballantyne Strong, Inc. •	181
22	Gannett Co., Inc.	280
31	Interpublic Group of Cos., Inc.	306
5	John Wiley & Sons, Inc. Class A	232
17	Regal Entertainment Group	219
23	Sinclair Broadcast Group, Inc. Class A	229
		1,665
	Pharmaceuticals, Biotechnology & Life Sciences - 3.7%
11	Alexion Pharmaceuticals, Inc. •	622
34	Cambrex Corp. •	152
4	Cephalon, Inc. •	293
11	Cepheid, Inc. •	399
8	Charles River Laboratories International, Inc. •	323
4	Covance, Inc. •	205
5	Cubist Pharmaceuticals, Inc. •	170
9	Emergent Biosolutions, Inc. •	177
9	Endo Pharmaceuticals Holdings, Inc. •	345
9	Genomic Health, Inc. •	241
7	Life Technologies Corp. •	298
12	Medicines Co. •	180
5	Medicis Pharmaceutical Corp. Class A	171
13	Myriad Genetics, Inc. •	271
8	PerkinElmer, Inc.	197
8	Pharmaceutical Product Development, Inc.	222
5	Regeneron Pharmaceuticals, Inc. •	253
3	Watson Pharmaceuticals, Inc. •	195
		4,714
	Real Estate - 9.0%
3	Alexandria Real Estate Equities, Inc.	262
5	American Campus Communities, Inc.	186
4	BRE Properties	205
4	Camden Property Trust	288
30	CB Richard Ellis Group, Inc. Class A •	661
4	Digital Realty Trust, Inc.	233
14	Duke Realty, Inc.	194
6	Equity Lifestyle Properties, Inc.	413
3	Essex Property Trust, Inc.	435
11	Extra Space Storage, Inc.	228
3	Federal Realty Investment Trust	253
13	Forest City Enterprises, Inc. Class A •	234
47	Glimcher Realty Trust	464
7	Health Care, Inc.	388
3	Home Properties of New York, Inc.	216
40	Investors Real Estate Trust	327
5	Jones Lang LaSalle, Inc.	405
5	Kilroy Realty Corp.	181
7	Liberty Property Trust	234
10	LTC Properties, Inc.	283
6	Macerich Co.	306
3	Mid-America Apartment Communities, Inc.	219
14	Mission West Properties, Inc.	115
10	National Health Investors, Inc.	472
50	Newcastle Investment Corp.	303
8	Post Properties, Inc.	343
27	ProLogis, Inc.	956
10	Rayonier, Inc.	659
8	Realty Income Corp.	251
9	Senior Housing Properties Trust	218

3

The Hartford Small/Mid Cap Equity Fund
Schedule of Investments ― (continued)
July 31, 2011 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 96.4% - (continued)
	Real Estate - 9.0% - (continued)
4	SL Green Realty Corp.	$303
6	Sovran Self Storage, Inc.	233
35	Strategic Hotels & Resorts, Inc. •	240
4	Taubman Centers, Inc.	258
6	Universal Health Realty	228
20	U-Store-It	208
8	Weingarten Realty Investments	215
		11,617
	Retailing - 4.9%
14	Aeropostale, Inc. •	235
15	American Eagle Outfitters, Inc.	202
8	Ascena Retail Group, Inc. •	249
5	Big Lots, Inc. •	185
11	Cato Corp.	306
19	Chico's FAS, Inc.	290
7	Core-Mark Holding Co., Inc. •	277
7	Dollar General Corp. •	214
9	Express, Inc.	211
4	Family Dollar Stores, Inc.	228
9	Foot Locker, Inc.	198
13	Fred's, Inc.	174
10	GameStop Corp. Class A •	225
9	Genuine Parts Co.	473
5	Guess?, Inc.	179
17	Kirklands, Inc. •	179
8	LKQ Corp. •	199
9	PetSmart, Inc.	399
8	Pool Corp.	212
17	RadioShack Corp.	233
9	Rent-A-Center, Inc.	242
3	Ross Stores, Inc.	227
12	Sally Beauty Co., Inc. •	208
4	Tractor Supply Co.	277
58	Wet Seal, Inc. Class A •	283
5	Williams-Sonoma, Inc.	181
		6,286
	Semiconductors & Semiconductor Equipment - 2.7%
25	Atmel Corp. •	307
11	ATMI, Inc. •	202
7	Ceva, Inc. •	200
18	GT Solar International, Inc. •	248
23	Integrated Device Technology, Inc. •	156
16	IXYS Corp. •	214
34	Kopin Corp. •	147
32	LSI Corp. •	238
19	Maxlinear, Inc. Class A •	125
10	Microsemi Corp. •	189
9	MKS Instruments, Inc.	217
27	ON Semiconductor Corp. •	234
28	PMC - Sierra, Inc. •	199
11	Standard Microsystems Corp. •	249
14	Teradyne, Inc. •	186
22	Tessera Technologies, Inc. •	343
		3,454
	Software & Services - 7.8%
58	Actuate Corp. •	354
3	Alliance Data Systems Corp. •	324
10	Amdocs Ltd. •	315
20	Aspen Technology, Inc. •	316
4	BMC Software, Inc. •	156
35	CIBER, Inc. •	174
8	Commvault Systems, Inc. •	294
14	CSG Systems International, Inc. •	240
9	Demand Media, Inc. •	93
2	Factset Research Systems, Inc.	198
10	FleetCor Technologies, Inc. •	296
12	Fortinet, Inc. •	236
6	Gartner, Inc. Class A •	212
8	Global Payments, Inc.	379
4	Informatica Corp. •	195
11	j2 Global Communications, Inc. •	283
7	Jack Henry & Associates, Inc.	189
17	LivePerson, Inc. •	213
5	Logmein, Inc. •	185
5	Manhattan Associates, Inc. •	193
5	MAXIMUS, Inc.	201
5	Micros Systems •	229
122	MoneyGram International, Inc. •	410
16	Monotype Imaging Holdings, Inc. •	218
9	Netscout Systems, Inc. •	130
9	Neustar, Inc. •	224
16	North American Equity	207
12	Nuance Communications, Inc. •	238
6	Opnet Technologies, Inc.	205
6	QLIK Technologies, Inc. •	179
10	Quest Software, Inc. •	186
6	Red Hat, Inc. •	246
22	S1 Corp. •	207
6	Saba Software, Inc. •	47
13	SAIC, Inc. •	212
9	Solarwinds, Inc. •	198
3	Solera Holdings, Inc.	186
9	SPS Commerce, Inc. •	171
26	Telenav, Inc. •	261
9	TeleTech Holdings, Inc. •	176
9	Tibco Software, Inc. •	239
11	Total System Services, Inc.	204
4	Travelzoo, Inc. •	213
43	United Online, Inc.	258
7	VeriSign, Inc.	206
		10,096
	Technology Hardware & Equipment - 3.8%
8	Arrow Electronics, Inc. •	288
16	AVX Corp.	220
11	Benchmark Electronics, Inc. •	157
30	Brocade Communications Systems, Inc. •	163
12	Comtech Telecommunications Corp.	312
8	Diebold, Inc.	245
7	Echostar Corp. •	248
13	Electro Rent Corp.	207
22	Emulex Corp. •	184
10	Ingram Micro, Inc. •	184
5	Interdigital, Inc.	368
11	Lexmark International, Inc. ADR •	367
8	Molex, Inc.	193
8	Multi-Fineline Electronix, Inc. •	155
8	Park Electrochemical Corp.	200
6	Polycom, Inc. •	168
20	QLogic Corp. •	303
6	Riverbed Technology, Inc. •	180

4

The Hartford Small/Mid Cap Equity Fund
Schedule of Investments ― (continued)
July 31, 2011 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 96.4% - (continued)
	Technology Hardware & Equipment - 3.8% - (continued)
13	Seagate Technology	$174
6	Technology Data Corp. •	266
62	Tellabs, Inc.	256
2	Tessco Technologies, Inc.	33
		4,871
	Telecommunication Services - 1.6%
3	AboveNet, Inc.	199
4	CenturyLink, Inc.	156
95	Cincinnati Bell, Inc. •	330
4	Crown Castle International Corp. •	184
27	Frontier Communications Corp.	205
9	NTELOS Holdings Corp.	167
16	Premiere Global Services, Inc. •	134
8	SBA Communications Corp. •	323
57	Vonage Holdings Corp. •	227
16	Windstream Corp.	196
		2,121
	Transportation - 2.8%
5	Alexander & Baldwin, Inc.	222
4	C.H. Robinson Worldwide, Inc.	261
5	Expeditors International of Washington, Inc.	239
6	Forward Air Corp.	198
22	Heartland Express, Inc.	334
7	Hub Group, Inc. •	249
9	J.B. Hunt Transport Services, Inc.	395
4	Kansas City Southern •	228
15	Knight Transportation, Inc.	238
7	Landstar System, Inc.	312
26	Southwest Airlines Co.	257
10	United Continental Holdings, Inc. •	176
23	US Airways Group, Inc. •	145
11	UTI Worldwide, Inc.	176
7	Werner Enterprises, Inc.	176
		3,606
	Utilities - 6.0%
34	AES Corp. •	424
7	AGL Resources, Inc.	269
8	Alliant Energy Corp.	302
6	American States Water	217
8	American Water Works Co., Inc.	214
8	Atmos Energy Corp.	262
12	California Water Service Group	229
23	CenterPoint Energy, Inc.	444
9	CMS Energy Corp.	165
12	DPL, Inc.	365
10	El Paso Electric Co.	327
4	ITC Holdings Corp.	250
14	MDU Resources Group, Inc.	298
13	N.V. Energy, Inc.	187
4	National Fuel Gas Co.	257
5	Northeast Utilities	180
8	NRG Energy, Inc. •	186
7	Nstar Co.	316
6	Oneok, Inc.	458
10	Pepco Holdings, Inc.	181
6	Pinnacle West Capital Corp.	241
10	PPL Corp.	291
8	SCANA Corp.	330
4	Sempra Energy	183
17	TECO Energy, Inc.	314
6	UniSource Energy Corp.	233
6	Vectren Corp.	169
7	Westar Energy, Inc.	186
5	WGL Holdings, Inc.	186
		7,664
	Total common stocks
	(cost $115,875)	$123,869

	Total long-term investments
	(cost $115,875)	$123,869

SHORT-TERM INVESTMENTS - 3.8%
	Repurchase Agreements - 3.6%
	BNP Paribas Securities Corp. TriParty Joint Repurchase Agreement (maturing on 08/01/2011 in the amount of $1,127, collateralized by U.S. Treasury Bond 6.13%, 2029, value of $1,150)
$1,127	0.13%, 7/29/2011		$1,127
	Deutsche Bank Securities TriParty Joint Repurchase Agreement (maturing on 08/01/2011 in the amount of $1,083, collateralized by U.S. Treasury Bond 6.50%, 2026, value of $1,105)
1,083	0.14%, 7/29/2011		1,083

RBS Greenwich Capital Markets TriParty Joint
Repurchase Agreement (maturing on
08/01/2011 in the amount of $1,648,
collateralized by U.S. Treasury Bond 3.38%
- 4.50%, 2038 - 2041, U.S. Treasury Note
0.50% - 1.00%, 2013, value of $1,681)

1,648	0.15%, 7/29/2011		1,648
	UBS Securities, Inc. TriParty Joint Repurchase Agreement (maturing on 08/01/2011 in the amount of $752, collateralized by U.S. Treasury Note 0.50%, 2015, value of $767)
752	0.15%, 7/29/2011		752
			4,610
	U.S. Treasury Bills - 0.2%
300	0.07%, 10/27/2011 □○		$300

	Total short-term investments
	(cost $4,910)		$4,910

	Total investments
	(cost $120,785) ▲	100.2%	$128,779
	Other assets and liabilities	(0.2)%	(258)
	Total net assets	100.0%	$128,521

5

The Hartford Small/Mid Cap Equity Fund
Schedule of Investments ― (continued)
July 31, 2011 (Unaudited)
(000’s Omitted)

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 0.5% of total net assets at July 31, 2011.

Prices of foreign equities that are principally traded on certain foreign markets may be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

▲	At July 31, 2011, the cost of securities for federal income tax purposes was $121,521 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$12,428
Unrealized Depreciation	(5,170)
Net Unrealized Appreciation	$7,258

•	Currently non-income producing.

○	The interest rate disclosed for these securities represents the effective yield on the date of the acquisition.

□	Security pledged as initial margin deposit for open futures contracts held at July 31, 2011 as listed in the table below:

Description	Number of Contracts*	Position	Expiration Date	Market Value ╪	Notional Amount	Unrealized Appreciation/ (Depreciation)
Russell 2000 Mini	22	Long	09/16/2011	$1,750	$1,737	$13
S&P Mid 400 Mini	28	Long	09/16/2011	2,637	2,644	(7)
						$6

*    The number of contracts does not omit 000's.

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

Investment Valuation Hierarchy Level Summary
July 31, 2011

	Total	Level 1 ♦	Level 2 ♦	Level 3
Assets:
Common Stocks ‡	$123,869	$123,869	$–	$–
Short-Term Investments	4,910	–	4,910	–
Total	$128,779	$123,869	$4,910	$–
Futures *	13	13	–	–
Total	$13	$13	$–	$–
Liabilities:
Futures *	7	7	–	–
Total	$7	$7	$–	$–

♦	For the nine-month period ended July 31, 2011, there were no significant transfer between Level 1 and Level 2.
‡	The Fund has all or primarily all of the equity securities categorized in a particular level. Refer to the Schedule of Investments for further industry breakout.
*	Derivative instruments not reflected in the Schedule of Investments are valued at the unrealized appreciation/depreciation on the investments.

6

The Hartford Strategic Income Fund
Schedule of Investments
July 31, 2011 (Unaudited)
(000’s Omitted)

Shares or Principal Amount ╬		Market Value ╪
ASSET & COMMERCIAL MORTGAGE BACKED SECURITIES - 4.1%
	Finance and Insurance - 4.1%
	Banc of America Commercial Mortgage, Inc.
$190	5.48%, 01/15/2049	$186
230	5.62%, 06/10/2049 Δ	249
	Banc of America Large Loan
1,215	1.94%, 11/15/2015 ▪Δ	1,128
650	5.33%, 12/16/2043 ▪	637
550	5.65%, 06/15/2049 ▪Δ	561
	Bayview Financial Acquisition Trust
250	0.00%, 08/28/2047 •	64
	Citigroup Commercial Mortgage Trust
410	5.70%, 12/10/2049 Δ	449
	Commercial Mortgage Pass-Through Certificates
2,478	5.30%, 07/10/2046 ▪►	259
1,430	5.61%, 08/09/2016 ▪	1,435
660	5.95%, 06/09/2028 ▪	663
2,699	8.25%, 10/01/2020 ▪►	114
	Credit-Based Asset Servicing and Securitization
65	0.46%, 05/25/2036 ▪Δ	56
	Crest Clarendon Street
232	0.73%, 12/28/2017 ▪Δ	228
	CW Capital Cobalt Ltd.
460	5.48%, 04/15/2047	491
	GMAC Mortgage Corp. Loan Trust
381	6.05%, 12/25/2037 Δ	251
	GMAC Mortgage Servicer Advance Funding
1,330	3.72%, 03/15/2023 ▪	1,343
	Goldman Sachs Mortgage Securities Corp. II
4,050	6.00%, 08/10/2020 ▪►	382
	Greenwich Capital Commercial Funding Corp.
622	0.00%, 11/05/2021 ⌂▪•	–
	IMPAC Commercial Mortgage Backed Trust
203	1.69%, 02/25/2036 Δ	143
	JP Morgan Chase Commercial Mortgage Securities Corp.
1,702	0.69%, 02/15/2019 ▪Δ	1,651
280	5.33%, 12/15/2044 Δ	263
130	5.34%, 05/15/2047	127
270	5.44%, 06/12/2047 Δ	287
1,254	6.00%, 09/15/2020 ▪►	135
1,360	10.00%, 10/15/2020 ▪►	62
	Merrill Lynch/Countrywide Commercial Mortgage Trust
845	5.38%, 08/12/2048	897
	Morgan Stanley Capital I
683	5.59%, 04/12/2049 Δ	691
	RBSCF Trust
640	5.51%, 04/16/2047 ▪Δ	651
	Renaissance Home Equity Loan Trust
585	5.58%, 11/25/2036 Δ	379
	Residential Funding Mortgage Securities, Inc.
1,336	6.00%, 07/25/2037 ⌂	1,110
	Sovereign Commercial Mortgage Securities
838	5.86%, 07/22/2030 ▪Δ	868
	Wells Fargo Alternative Loan Trust
443	6.25%, 11/25/2037 ⌂	374
	WF-RBS Commercial Mortgage Trust
1,075	4.90%, 06/15/2044 ▪☼	1,105
		17,239

	Total asset & commercial mortgage backed securities
	(cost $17,818)	$17,239

CORPORATE BONDS: INVESTMENT GRADE - 4.9%
	Arts, Entertainment and Recreation - 0.3%
	Time Warner Cable, Inc.
$900	8.25%, 04/01/2019	$1,153

	Beverage and Tobacco Product Manufacturing - 0.2%
	Altria Group, Inc.
671	10.20%, 02/06/2039	1,003

	Chemical Manufacturing - 0.5%
	Dow Chemical Co.
1,645	8.55%, 05/15/2019	2,173

	Computer and Electronic Product Manufacturing - 0.1%
	Seagate Technology International
413	10.00%, 05/01/2014 ▪	475

	Finance and Insurance - 2.0%
	BankBoston Capital Trust
2,800	1.00%, 06/15/2027 Δ	2,051
	JP Morgan Chase Capital II
230	0.77%, 02/01/2027 Δ	185
	Nationwide Mutual Insurance Co.
980	9.38%, 08/15/2039 ▪	1,251
	New York Life Global Funding
4,000	2.45%, 07/14/2016 ▪	4,064
	Santander Holdings USA
738	4.63%, 04/19/2016	762
		8,313
	Information - 0.3%
	Qwest Corp.
1,050	7.25%, 10/15/2035 Ø	1,050

	Mining - 0.3%
	Rio Tinto Finance USA Ltd.
320	9.00%, 05/01/2019	436
	Southern Copper Corp.
660	6.75%, 04/16/2040	700
		1,136
	Petroleum and Coal Products Manufacturing - 0.5%
	Nabors Industries, Inc.
634	9.25%, 01/15/2019	828
	Rowan Cos., Inc.
813	7.88%, 08/01/2019	992

1

The Hartford Strategic Income Fund
Schedule of Investments ― (continued)
July 31, 2011 (Unaudited)
(000’s Omitted)

Shares or Principal Amount ╬		Market Value ╪
CORPORATE BONDS: INVESTMENT GRADE - 4.9% - (continued)
	Petroleum and Coal Products Manufacturing - 0.5% - (continued)
	Valero Energy Corp.
$441	9.38%, 03/15/2019	$578
		2,398
	Primary Metal Manufacturing - 0.3%
	Alcoa, Inc.
660	5.40%, 04/15/2021	686
665	6.15%, 08/15/2020	726
		1,412
	Retail Trade - 0.4%
	Ahold Lease USA, Inc.
1,321	8.62%, 01/02/2025	1,543

	Total corporate bonds: investment grade
	(cost $18,096)	$20,656

CORPORATE BONDS: NON-INVESTMENT GRADE - 27.5%
	Accommodation and Food Services - 1.7%
	Marina District Finance Co., Inc.
$1,285	9.50%, 10/15/2015	$1,343
	MGM Mirage, Inc.
135	10.38%, 05/15/2014	154
2,490	11.13%, 11/15/2017	2,870
	MGM Resorts International
2,404	11.38%, 03/01/2018	2,788
		7,155
	Agriculture, Forestry, Fishing and Hunting - 0.3%
	American Seafood Group LLC
1,030	10.75%, 05/15/2016 ▪	1,081

	Air Transportation – 0.6%
	GOL Finance
975	9.25%, 07/20/2020 ▪	1,043
	United Air Lines, Inc.
1,590	9.88%, 08/01/2013 ▪	1,678
		2,721
	Arts, Entertainment and Recreation - 3.4%
	Citycenter Holdings LLC
781	10.75%, 01/15/2017 ▪	836
	Clubcorp Club Operations, Inc.
870	10.00%, 12/01/2018	866
	Downstream Development Authority
822	10.50%, 07/01/2019 ▪	816
	Equinix, Inc.
241	7.00%, 07/15/2021	251
	FireKeepers Development Authority
1,020	13.88%, 05/01/2015 ▪	1,175
	Knight Ridder, Inc.
5,485	6.88%, 03/15/2029	3,209
	McClatchy Co.
2,223	11.50%, 02/15/2017	2,351
	NAI Entertainment Holdings LLC
1,669	8.25%, 12/15/2017 ▪	1,804
	Pinnacle Entertainment
205	8.63%, 08/01/2017	223
	TL Acquisitions, Inc.
1,636	13.25%, 07/15/2015 ▪	1,374
	XM Satellite Radio, Inc.
1,332	13.00%, 08/01/2013 ▪	1,562
		14,467
	Computer and Electronic Product Manufacturing - 0.6%
	Magnachip Semiconductor
2,294	10.50%, 04/15/2018	2,541

	Construction - 0.1%
	KB Home & Broad Home Corp.
450	6.38%, 08/15/2011	451

	Finance and Insurance - 7.8%
	CIT Group, Inc.
7,875	7.00%, 05/01/2017	7,895
	CNL Lifestyle Properties
912	7.25%, 04/15/2019 ▪	832
	Discover Financial Services, Inc.
910	10.25%, 07/15/2019	1,196
	Ford Motor Credit Co.
1,710	6.63%, 08/15/2017	1,873
	Liberty Mutual Group, Inc.
1,759	10.75%, 06/15/2058 ▪	2,326
	Offshore Group Investments Ltd.
2,223	11.50%, 08/01/2015	2,462
	Penson Worldwide, Inc.
1,938	12.50%, 05/15/2017 ▪	1,802
	Provident Funding Associates L.P.
807	10.13%, 02/15/2019 ▪	822
2,140	10.25%, 04/15/2017 ▪	2,338
	Residential Capital LLC
2,060	9.63%, 05/15/2015	2,029
	SLM Corp.
3,895	6.25%, 01/25/2016	4,076
	Springleaf Finance Corp.
5,542	6.90%, 12/15/2017	5,189
		32,840
	Food Manufacturing - 0.5%
	Smithfield Foods, Inc.
1,902	10.00%, 07/15/2014	2,223

	Food Services - 0.7%
	Landry's Restaurants, Inc.
2,781	11.63%, 12/01/2015	3,038

	Health Care and Social Assistance - 0.9%
	Examworks Group, Inc.
318	9.00%, 07/15/2019 ▪	327
	HCA, Inc.
695	6.50%, 02/15/2020	705
3,077	7.50%, 02/15/2022 - 11/15/2095	2,679
		3,711
	Information - 2.2%
	GXS Worldwide, Inc.
1,650	9.75%, 06/15/2015	1,667
	Level 3 Financing, Inc.
3,827	10.00%, 02/01/2018	4,124

2

The Hartford Strategic Income Fund
Schedule of Investments ― (continued)
July 31, 2011 (Unaudited)
(000’s Omitted)

Shares or Principal Amount ╬			Market Value ╪
CORPORATE BONDS: NON-INVESTMENT GRADE - 27.5% - (continued)
		Information - 2.2% - (continued)
		MTS International Funding Ltd.
	$635	8.63%, 06/22/2020 ▪	$726
		SoftBrands, Inc.
	780	11.50%, 07/15/2018 ▪	764
		Trilogy International Partners LLC
	1,827	10.25%, 08/15/2016 ▪	1,845
			9,126
		Miscellaneous Manufacturing - 0.1%
		Reynolds Group Issuer, Inc.
	652	7.13%, 04/15/2019 ▪	634

		Motor Vehicle & Parts Manufacturing - 0.5%
		Ford Motor Co.
	690	7.50%, 08/01/2026	728
	640	9.22%, 09/15/2021	754
		TRW Automotive, Inc.
	282	3.50%, 12/01/2015 ۞▪	520
			2,002
		Paper Manufacturing - 0.7%
		Georgia-Pacific LLC
	420	9.50%, 12/01/2011	430
		Mercer International, Inc.
	2,461	9.50%, 12/01/2017	2,627
			3,057
		Petroleum and Coal Products Manufacturing - 1.9%
		Anadarko Petroleum Corp.
	900	6.38%, 09/15/2017	1,061
		Chesapeake Energy Corp.
	455	9.50%, 02/15/2015	535
		Drummond Co., Inc.
	1,410	7.38%, 02/15/2016	1,452
		EV Energy Partners Finance
	1,252	8.00%, 04/15/2019 ▪	1,293
		Key Energy Services, Inc.
	1,173	6.75%, 03/01/2021	1,211
		Plains Exploration & Production Co.
	300	10.00%, 03/01/2016	339
		Tesoro Corp.
	667	9.75%, 06/01/2019	757
		Western Refining, Inc.
	1,300	11.25%, 06/15/2017 ▪	1,482
			8,130
		Pipeline Transportation - 0.5%
		Dynegy Holdings, Inc.
	2,866	7.75%, 06/01/2019	1,949

		Professional, Scientific and Technical Services - 2.2%
		Affinion Group, Inc.
	6,077	11.50%, 10/15/2015	6,244
	2,880	11.63%, 11/15/2015 ▪	2,887
			9,131
		Real Estate and Rental and Leasing - 0.2%
		Maxim Crane Works L.P.
	682	12.25%, 04/15/2015 ▪	675

		Retail Trade - 0.9%
		Academy Ltd.
	178	9.25%, 08/01/2019 ▪☼	181
		Gap, Inc.
	1,450	5.95%, 04/12/2021	1,431
		Sears Holdings Corp.
	2,050	6.63%, 10/15/2018 ▪	1,871
			3,483
		Truck Transportation - 0.4%
		Swift Transportation Co., Inc.
	1,407	12.50%, 05/15/2017 ▪	1,502

		Utilities - 0.7%
		AES Corp.
	2,515	9.75%, 04/15/2016	2,880

		Water Transportation - 0.2%
		NCL Corp., Ltd.
	854	11.75%, 11/15/2016	986

		Wholesale Trade - 0.4%
		Spectrum Brands, Inc.
	1,404	12.00%, 08/28/2019	1,558

		Total corporate bonds: non-investment grade
		(cost $111,112)	$115,341

FOREIGN BONDS - 32.9%
		Beverage and Tobacco Product Manufacturing - 0.5%
		Anheuser-Busch InBev N.V.
BRL	3,145	9.75%, 11/17/2015	2,154

		Chemical Manufacturing - 0.3%
		Yara International ASA
	$970	7.88%, 06/11/2019 ▪	1,217

		Construction - 0.8%
		Odebrecht Finance Ltd.
	2,510	7.00%, 04/21/2020 §	2,761
		Urbi Desarrollos Urbanos
	400	9.50%, 01/21/2020 §	454
			3,215
		Finance and Insurance - 4.8%
		Banco de Credito del Peru/Panama
	2,000	4.75%, 03/16/2016 ▪	2,032
		Corpoacion Andina De Fomento
	6,840	3.75%, 01/15/2016	6,998
		Icici Bank Ltd.
	2,395	4.75%, 11/25/2016 ▪	2,430
		Macquarie Bank Ltd.
	605	6.63%, 04/07/2021 ▪	625
		Myriad International Holdings B.V.
	1,965	6.38%, 07/28/2017 ▪	2,125
		Rabobank Netherlands
	1,529	11.00%, 06/30/2019 ▪♠	1,953
		Vnesheconombank
	2,000	5.45%, 11/22/2017 ▪	2,060

3

The Hartford Strategic Income Fund
Schedule of Investments ― (continued)
July 31, 2011 (Unaudited)
(000’s Omitted)

Shares or Principal Amount ╬			Market Value ╪
FOREIGN BONDS - 32.9% - (continued)
		Finance and Insurance - 4.8% - (continued)
		VTB Capital S.A.
	$2,000	6.55%, 10/13/2020 ▪	$2,038
			20,261
		Food Services - 0.3%
		Arcos Dorados S.A.
	916	7.50%, 10/01/2019 ▪	1,017

		Foreign Governments - 19.6%
		Argentina (Republic of)
	4,675	7.00%, 10/03/2015	4,573
	2,213	8.28%, 12/31/2033	1,975
		Banco Nacional De Desenvolvimento
	980	5.50%, 07/12/2020 ▪	1,039
		Brazil (Republic of)
BRL	4,255	12.50%, 01/05/2016	3,285
		Canada (Government of)
CAD	11,955	2.00%, 08/01/2013 - 06/01/2016	12,612
CAD	3,715	4.00%, 06/01/2017	4,271
		El Salvador (Republic of)
	991	7.65%, 06/15/2035 §	1,046
		Hungary (Republic of)
	2,000	4.75%, 02/03/2015	2,050
		Mexican Bonos De Desarrollo
MXN	23,675	8.00%, 06/11/2020 Δ	2,214
MXN	48,770	9.00%, 12/20/2012 Δ	4,381
		New Zealand Government
NZD	4,795	6.50%, 04/15/2013	4,429
		Norway (Kingdom of)
NOK	22,000	3.75%, 05/25/2021	4,375
		Norwegian Government
NOK	20,945	5.00%, 05/15/2015	4,248
NOK	21,050	6.50%, 05/15/2013	4,197
		Ontario (Province of)
	4,130	3.00%, 07/16/2018	4,200
		Panama (Republic of)
	1,890	7.13%, 01/29/2026	2,365
		South Africa (Republic of)
	200	6.88%, 05/27/2019	241
		Sweden Government Bond
SEK	24,750	3.75%, 08/12/2017	4,239
		Swedish Government
SEK	44,580	6.75%, 05/05/2014	7,980
		UK Treasury
GBP	2,400	4.50%, 03/07/2013	4,182
		United Mexican States
	1,846	5.95%, 03/19/2019	2,137
		Venezuela (Republic of)
	2,950	5.75%, 02/26/2016 §	2,301
			82,340
		Information - 0.7%
		Rogers Cable, Inc.
	390	8.75%, 05/01/2032	532
		Telemar Norte Leste S.A.
	2,075	5.50%, 10/23/2020 ▪	2,065
		Videotron Ltee
	507	9.13%, 04/15/2018	570
			3,167
		Mining - 1.7%
		Alrosa Finance S.A.
	1,900	7.75%, 11/03/2020 ▪	2,080
		Anglo American Capital plc
	122	9.38%, 04/08/2019 ▪	164
		Taseko Mines Ltd.
	1,425	7.75%, 04/15/2019	1,450
		Teck Resources Ltd.
	2,790	10.75%, 05/15/2019	3,550
			7,244
		Petroleum and Coal Products Manufacturing - 2.0%
		Gazprom International S.A.
	1,664	7.20%, 02/01/2020 §	1,843
		Kazmunaigaz Finance Sub B.V.
	1,650	11.75%, 01/23/2015 ▪	2,061
		Pemex Project Funding Master Trust
	1,000	6.63%, 06/15/2035	1,090
		Petrobras International Finance Co.
	2,860	5.75%, 01/20/2020	3,136
			8,130
		Retail Trade - 1.4%
		Automotores Gildemeister
	4,100	8.25%, 05/24/2021 ▪	4,317
		Jaguar Land Rover plc
	1,800	8.13%, 05/15/2021 ▪	1,822
			6,139
		Utilities - 0.8%
		AES El Salvador Trust
	1,000	6.75%, 02/01/2016 §	1,030
		Comision Federal de Electricdad
	1,400	4.88%, 05/26/2021 ▪	1,419
		E.CL S.A.
	900	5.63%, 01/15/2021 ▪	966
			3,415
		Total foreign bonds
		(cost $131,361)	$138,299

MUNICIPAL BONDS - 1.5%
		General Obligations - 1.5%
		Illinois (State of)
	$6,000	4.96%, 03/01/2016	$6,317

		Total municipal bonds
		(cost $6,000)	$6,317

SENIOR FLOATING RATE INTERESTS: FOREIGN♦ - 0.2%
		Retail Trade - 0.2%
		Autoparts Holdings, Ltd., 2nd Lien Term Loan
	$667	9.00%, 01/26/2018 ◊☼	$677

		Total senior floating rate interests: foreign
		(cost $664)	$677

4

The Hartford Strategic Income Fund
Schedule of Investments ― (continued)
July 31, 2011 (Unaudited)
(000’s Omitted)

Shares or Principal Amount ╬		Market Value ╪
SENIOR FLOATING RATE INTERESTS: NON-INVESTMENT GRADE♦ - 10.5%
	Accommodation and Food Services - 0.5%
	Harrah's Operating Co., Inc., Term Loan B4
$1,970	9.50%, 10/31/2016 ±	$2,052

	Administrative Waste Management and Remediation - 0.5%
	Smile Brands Group, Inc.
2,239	7.00%, 12/21/2017 ±	2,239

	Air Transportation - 0.3%
	Macquarie Aircraft Leasing Finance S.A., Second Lien Term Loan
1,583	4.19%, 11/29/2013 ±⌂	1,457

	Arts, Entertainment and Recreation - 0.2%
	Pittsburgh Gaming Holdings L.P.
1,000	12.00%, 06/30/2015 ±	1,055

	Chemical Manufacturing - 0.4%
	Ineos Group, New Term Loan B-2
802	7.50%, 12/16/2013 ±	826
	Ineos Group, New Term Loan C-2
918	8.00%, 12/16/2014 ±	950
		1,776
	Educational Services - 0.4%
	Meritas Schools Holdings LLC, Second Lien Term Loan
1,800	10.00%, 01/29/2018 ◊☼	1,773

	Finance and Insurance - 1.4%
	Asurion Corp., Second Lien Term Loan
1,552	9.00%, 05/24/2019 ±	1,561
	BNY Convergex Group LLC, 2nd Lien Eze Borrower Term Loan Committment
322	8.75%, 12/17/2017 ±	328
	BNY Convergex Group LLC, 2nd Lien Top Borrower Term Loan Committment
768	8.75%, 12/17/2017 ±	781
	Chrysler Group LLC
2,000	6.00%, 05/24/2017 ±	1,945
	Nuveen Investments, Inc., Second Lien Term Loan
1,125	12.50%, 07/31/2015 ±	1,192
		5,807
	Health Care and Social Assistance - 0.3%
	Amneal Pharmaceuticals LLC
1,170	6.75%, 12/16/2015 ±⌂	1,152

	Information - 1.2%
	First Data Corp., Initial Tranche B-1 Term Loan
172	2.94%, 09/24/2014 ±	160
	Northland Communications Corp.
1,990	7.75%, 12/30/2016 ±⌂	1,930
	Property Data U.S., Inc.
1,990	7.00%, 07/15/2016 ±⌂	1,972
	WideOpenWest Finance LLC, Second Lien Term Loan
249	6.44%, 06/29/2015 ±	236
	WideOpenWest Finance LLC, Term Loan B Add-On
722	6.69%, 06/28/2014 ±	722
		5,020
	Media - 0.5%
	PRIMEDIA, Inc.
2,000	7.50%, 07/01/2018 ±	1,914

	Mining - 0.4%
	American Gilsonite Co.
1,623	7.25%, 12/10/2015 ±⌂	1,623

	Motor Vehicle & Parts Manufacturing - 0.9%
	General Motors Co.
3,975	0.44%, 10/27/2015 ◊☼	3,580

	Petroleum and Coal Products Manufacturing - 0.2%
	Big West Oil LLC
772	7.00%, 03/31/2016 ±	776

	Pipeline Transportation - 0.5%
	Dynegy Holdings, Inc.
1,853	3.94%, 04/02/2013 ±	1,831
	Dynegy Holdings, Inc., Term Loan
147	3.94%, 04/02/2013 ±	145
		1,976
	Professional, Scientific and Technical Services - 0.8%
	Advantage Sales & Marketing, Inc., Second Lien Term Loan
1,430	9.25%, 06/18/2018 ±	1,446
	Decision Resources, Inc.
1,990	7.00%, 12/28/2016 ±⌂	1,982
		3,428
	Real Estate and Rental and Leasing - 0.4%
	Realogy Corp.
224	3.19%, 10/05/2013 ±	210
1,776	3.27%, 10/05/2014 ±	1,670
		1,880
	Retail Trade - 1.4%
	Atrium Companies, Inc.
1,485	7.00%, 04/30/2016 ±	1,449
	Easton-Bell Sports, Inc.
3,435	11.50%, 12/31/2015 ±⌂	3,435
	Great Atlantic & Pacific Tea Co., Inc.
320	8.75%, 06/15/2012 ±Ψ	322
	Sports Authority, Inc.
896	7.50%, 11/16/2017 ±	900
		6,106
	Utilities - 0.2%
	Astoria Generating Co. Acquisitions LLC, Second Lien Term Loan
419	4.01%, 08/23/2013 ±	386

5

The Hartford Strategic Income Fund
Schedule of Investments ― (continued)
July 31, 2011 (Unaudited)
(000’s Omitted)

Shares or Principal Amount ╬		Market Value ╪
SENIOR FLOATING RATE INTERESTS: NON-INVESTMENT GRADE♦ - 10.5% - (continued)
	Utilities - 0.2% - (continued)
	TPF Generation Holdings LLC, Second Lien Term Loan
$375	4.50%, 12/21/2014 ±	$362
		748
	Total senior floating rate interests: non-investment grade
	(cost $44,070)	$44,362

U.S. GOVERNMENT AGENCIES - 0.1%
	Federal Home Loan Mortgage Corporation - 0.1%
$6,463	5.00%, 10/25/2020 ►	$152
2,098	5.50%, 08/25/2020 ►	193
		345
	Total U.S. government agencies
	(cost $338)	$345

U.S. GOVERNMENT SECURITIES - 9.0%
	U.S. Treasury Securities - 9.0%
	U.S. Treasury Bonds - 4.6%
$15,818	5.38%, 02/15/2031 ‡	$19,298

	U.S. Treasury Notes - 4.4%
799	0.75%, 06/15/2014	804
907	1.00%, 05/15/2014	920
484	1.25%, 04/15/2014 Ø	494
520	1.50%, 06/30/2016	524
7,961	1.75%, 05/31/2016	8,129
4,384	2.00%, 04/30/2016 Ø	4,534
2,750	3.13%, 05/15/2021	2,825
		18,230
		37,528
	Total U.S. government securities
	(cost $36,091)	$37,528

Contracts		Market Value ╪
CALL OPTIONS PURCHASED - 0.0%
	Foreign Exchange Option Contracts - 0.0%
	Currency Option CHF/MXN
5,082	Expiration: 01/05/2012 Ø	$7
5,082	Expiration: 03/15/2012 Ø	24
	EUR/USD Binary
431	Expiration: 11/24/2011 β	2
	SGD/USD
25,000	Expiration: 08/11/2011	8
		41
	Total call options purchased
	(cost $444)	$41

PUT OPTIONS PURCHASED - 0.3%
	Credit Option Contracts - 0.2%
	Credit Default Swaption CDX.NA.HY.16
17,000	Expiration: 09/22/2011, Exercise Price: $1.00	$333
12,550	Expiration: 09/22/2011, Exercise Price: $1.01	314
	Credit Default Swaption ITRX.AUST.15
1,765	Expiration: 12/22/2011, Exercise Price: $1.25	15
	Credit Default Swaption ITRX.EUR.15
17,243	Expiration: 09/22/2011, Exercise Price: $1.20	95
	Credit Default Swaption ITRX.SNR.Finance.15
8,679	Expiration: 09/22/2011, Exercise Price: $1.80 Ø	98
		855
	Foreign Exchange Option Contracts - 0.1%
	GBP/USD
12,721	Expiration: 08/11/2011	29
	JPY/MXN
4,771	Expiration: 03/26/2012 Θ	138
		167
	Total put options purchased
	(cost $1,087)	$1,022

Shares or Principal Amount ╬		Market Value ╪
COMMON STOCKS - 0.2%
	Energy - 0.2%
83,644	KCA Deutag ⌂•†	$862

	Total common stocks
	(cost $1,134)	$862

PREFERRED STOCKS - 1.2%
	Automobiles & Components - 0.9%
6	Dana Holding Corp. Preferred, 4.00% ۞▪	$866
63	General Motors Co. Preferred, 4.75% ۞	2,925
		3,791
	Banks - 0.3%
2	US Bancorp, 7.19%	1,397

	Total preferred stocks
	(cost $5,296)	$5,188

WARRANTS - 0.0%
	Food, Beverage & Tobacco - 0.0%
1	ASG Consolidated LLC ⌂▪•	$78

	Total warrants
	(cost $13)	$78

	Total long-term investments
	(cost $373,524)	$387,955

6

The Hartford Strategic Income Fund
Schedule of Investments ― (continued)
July 31, 2011 (Unaudited)
(000’s Omitted)

Shares or Principal Amount ╬			Market Value ╪
SHORT-TERM INVESTMENTS - 6.7%
	Investment Pools and Funds - 0.0%
104	JP Morgan U.S. Government Money Market Fund		$104

	Repurchase Agreements - 6.4%
	BNP Paribas Securities Corp. TriParty Joint Repurchase Agreement (maturing on 08/01/2011 in the amount of $6,539, collateralized by U.S. Treasury Bond 6.13%, 2029, value of $6,669)
$6,538	0.13%, 7/29/2011		6,538
	Deutsche Bank Securities TriParty Joint Repurchase Agreement (maturing on 08/01/2011 in the amount of $6,281, collateralized by U.S. Treasury Bond 6.50%, 2026, value of $6,406)
6,281	0.14%, 7/29/2011		6,281

RBS Greenwich Capital Markets TriParty
Joint Repurchase Agreement (maturing on
08/01/2011 in the amount of $9,559,
collateralized by U.S. Treasury Bond
3.38% - 4.50%, 2038 - 2041, U.S. Treasury
Note 0.50% - 1.00%, 2013, value of
$9,750)

9,559	0.15%, 7/29/2011		9,559
	UBS Securities, Inc. TriParty Joint Repurchase Agreement (maturing on 08/01/2011 in the amount of $4,359, collateralized by U.S. Treasury Note 0.50%, 2015, value of $4,446)
4,359	0.15%, 7/29/2011		4,359
			26,737
	U.S. Treasury Bills - 0.3%
1,300	0.07%, 10/27/2011□○		$1,300

	Total short-term investments
	(cost $28,141)		$28,141

	Total investments
	(cost $401,665) ▲	99.1%	$416,096
	Other assets and liabilities	0.9%	3,864
	Total net assets	100.0%	$419,960

7

The Hartford Strategic Income Fund
Schedule of Investments ― (continued)
July 31, 2011 (Unaudited)
(000’s Omitted)

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 33.3% of total net assets at July 31, 2011.

Prices of foreign equities that are principally traded on certain foreign markets may be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

▲	At July 31, 2011, the cost of securities for federal income tax purposes was $402,073 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$18,364
Unrealized Depreciation	(4,341)
Net Unrealized Appreciation	$14,023

†
The aggregate value of securities valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Company's Board of Directors at July 31, 2011, was $862, which represents 0.21% of total net assets.

•	Currently non-income producing. For long-term debt securities, items identified are in default as to payment of interest and/or principal.

Ψ	The company is in bankruptcy. The investment held by the fund is current with respect to interest payments.

Δ	Variable rate securities; the rate reported is the coupon rate in effect at July 31, 2011.

○	The interest rate disclosed for these securities represents the effective yield on the date of the acquisition.

►	Securities disclosed are interest-only strips. The interest rates represent effective yields based upon estimated future cash flows at July 31, 2011.

±	The interest rate disclosed for these securities represents the average coupon as of July 31, 2011.

◊	The interest rate disclosed for these securities represents an estimated average coupon as of July 31, 2011.

♦
Senior floating rate interests generally pay interest rates which are periodically adjusted by reference to a base short-term, floating lending rate plus a premium.  These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as the London Inter-Bank Offered Rate (LIBOR), (ii) the prime rate offered by one or more major United States Banks, or (iii) the bank's certificate of deposit rate.  Senior floating rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election.  The rate at which the borrower repays cannot be predicted with accuracy.  As a result, the actual remaining maturity may be substantially less than the stated maturities shown.

▪
Securities issued within terms of a private placement memorandum, exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers.  Unless otherwise indicated, these holdings are determined to be liquid.  At July 31, 2011, the aggregate value of these securities was $83,638, which represents 19.92% of total net assets.

§
These securities were sold to the Fund under Regulation S, rules governing offers and sales made outside the United States without registration under the Securities Act of 1933.  The Fund may only be able to resell these securities in the United States if an exemption from registration under the federal and state securities laws is available, or the Fund may only be able to sell these securities outside of the United States (such as on a foreign exchange) to a non-U.S. person. Unless otherwise indicated, these holdings are determined to be liquid.  At July 31, 2011, the aggregate value of these securities amounted to $9,435, which represents 2.25% of total net assets.

۞	Convertible security.

♠	Perpetual maturity security. Maturity date shown is the first call date.

8

The Hartford Strategic Income Fund
Schedule of Investments ― (continued)
July 31, 2011 (Unaudited)
(000’s Omitted)

╬	All principal amounts are in U.S. dollars unless otherwise indicated.

BRL ─ Brazilian Real
CAD ─ Canadian Dollar
GBP ─ British Pound
MXN ─ Mexican New Peso
NOK ─ Norwegian Krone
NZD ─ New Zealand Dollar
SGD ─ Singapore Dollar
SEK ─ Swedish Krona

☼	The cost of securities purchased on a when-issued, delayed delivery or delayed draw basis at July 31, 2011 was $7,675.

‡	This security, or a portion of this security, has been segregated to cover funding requirements on investment transactions settling in the future.

□	Security pledged as initial margin deposit for open futures contracts held at July 31, 2011 as listed in the table below:

Description	Number of Contracts*	Position	Expiration Date	Market Value ╪	Notional Amount	Unrealized Appreciation/ (Depreciation)
2 Year U.S. Treasury Note	21	Short	09/30/2011	$4,618	4,611	$(7)
5 Year U.S. Treasury Note	176	Short	09/30/2011	21,374	21,058	(316)
10 Year U.S. Treasury Note	239	Long	09/21/2011	30,039	29,310	729
U.S. Long Bond	62	Long	09/21/2011	7,944	7,714	230
U.S. Ultra Long Bond	129	Long	09/21/2011	17,020	16,539	481
						$1,117

*	The number of contracts does not omit 000's.

Θ	At July 31, 2011, these securities were designated to cover written call options in the table below:

Issuer	Option Type	Exercise Price/ Rate	Expiration Date	Number of Contracts*	Market Value ╪	Premiums Received	Unrealized Appreciation (Depreciation)
MXN/JPY	Foreign Exchange	$6.05	03/26/2012	4,771,114	$164	$214	$50

*	The number of contracts does not omit 000's.

Ø	Securities valued at $827 collateralized the written put options in the table below.

Issuer	Option Type	Exercise Price/ Rate	Expiration Date	Number of Contracts*	Market Value ╪	Premiums Received	Unrealized Appreciation (Depreciation)
Credit Default Swaption
ITRX.SNR.Finance.15	Credit	$2.20	09/22/2011	8,671,725	$51	$60	$9
MXN/CHF	Foreign Exchange	$14.10	01/05/2012	5,082,269	393	172	(221)
MXN/CHF	Foreign Exchange	$14.49	03/15/2012	5,082,269	365	179	(186)
USD/EUR Binary	Foreign Exchange	$1.60	12/02/2011	9,828,433	18	55	37
					$827	$466	$(361)

*	The number of contracts does not omit 000's.

β
This security has limitations.  If the U.S. Dollar to Euro exchange rate is less than or equal to 1.10 on expiration date, the counterparty will be required to pay the Fund the equivalent of par on the number of contracts traded.

9

The Hartford Strategic Income Fund
Schedule of Investments ― (continued)
July 31, 2011 (Unaudited)
(000’s Omitted)

⌂
The following securities are considered illiquid.  Illiquid securities are often purchased in private placement transactions, are often not registered under the Securities Act of 1933 and may have contractual restrictions on resale. A security may also be considered illiquid if the security lacks a readily available market or if its valuation has not changed for a certain period of time.

12/2010	$1,623	American Gilsonite Co., 7.25%, 12/10/2015	$1,595
12/2010	$1,170	Amneal Pharmaceuticals LLC, 6.75%, 12/16/2015	1,155
04/2010 - 07/2010	1	ASG Consolidated LLC Warrants - 144A	13
12/2010	$1,990	Decision Resources, Inc., 7.00%, 12/28/2016	1,960
09/2010 - 05/2011	$3,435	Easton-Bell Sports, Inc., 11.50%, 12/31/2015	3,309
05/2007	$622	Greenwich Capital Commercial Funding Corp., 0.00%, 11/05/2021 - 144A	603
03/2011	83,644	KCA Deutag	1,134
01/2011	$1,583	Macquarie Aircraft Leasing Finance S.A., Second Lien Term Loan, 4.19%, 11/29/2013	1,428
12/2010	$1,990	Northland Communications Corp., 7.75%, 12/30/2016	1,936
12/2010	$1,990	Property Data U.S., Inc., 7.00%, 07/15/2016	1,963
06/2009	$1,336	Residential Funding Mortgage Securities, Inc., 6.00%, 07/25/2037	983
03/2008	$443	Wells Fargo Alternative Loan Trust, 6.25%, 11/25/2037	360

The aggregate value of these securities at July 31, 2011, was $15,975, which represents 3.80% of total net assets.

Foreign Currency Contracts Outstanding at July 31, 2011

Description	Counterparty	Buy / Sell	Market Value ╪	Contract Amount	Delivery Date	Unrealized Appreciation/ (Depreciation)
Australian Dollar	Citigroup Global Markets	Sell	$4,261	$4,118	08/19/2011	$(143)
British Pound	JP Morgan Securities	Sell	4,230	4,103	08/19/2011	(127)
British Pound	Morgan Stanley	Buy	49	49	08/01/2011	–
Canadian Dollar	Citigroup Global Markets	Sell	16,848	16,609	08/12/2011	(239)
New Zealand Dollar	Citigroup Global Markets	Sell	4,503	4,453	08/26/2011	(50)
Norwegian Krone	Citigroup Global Markets	Sell	4,220	4,096	08/19/2011	(124)
Norwegian Krone	Citigroup Global Markets	Sell	4,253	4,237	08/26/2011	(16)
Norwegian Krone	Morgan Stanley	Sell	4,220	4,119	08/19/2011	(101)
Swedish Krona	Citigroup Global Markets	Sell	4,308	4,270	08/26/2011	(38)
Swedish Krona	Deutsche Bank Securities	Sell	4,141	3,961	08/19/2011	(180)
						$(1,018)

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

10

The Hartford Strategic Income Fund
Schedule of Investments ― (continued)
July 31, 2011 (Unaudited)
(000’s Omitted)

Distribution by Credit Quality
as of July 31, 2011

Credit Rating *	Percentage of Net Assets
Aaa / AAA	14.1%
Aa / AA	1.2
A	5.2
Baa / BBB	16.1
Ba / BB	10.9
B	20.9
Caa / CCC or Lower	10.2
Unrated	3.2
U.S. Government Securities	9.4
Cash	8.1
Other Assets & Liabilities	0.9
Total	100.0%

*
Does not apply to the Fund itself. Based upon Moody’s and S&P long-term credit ratings for the Fund’s holdings as of date noted. If Moody's and S&P assign different ratings to a holding, the lower rating is used. "Unrated" includes fixed-income securities (other than cash-like short-term instruments and U.S. Government securities) for which Moody’s and S&P have not issued long-term credit ratings. “Cash” includes non fixed income instruments and other short-term instruments.

Diversification by Country
as of July 31, 2011

Percentage of
Country	Net Assets
Argentina	1.6%
Australia	0.1
Belgium	0.5
Brazil	2.9
Canada	6.5
Chile	1.3
El Salvador	0.2
Hungary	0.5
India	0.6
Ireland	0.5
Kazakhstan	0.5
Luxembourg	1.4
Mexico	2.8
Netherlands	1.2
New Zealand	1.2
Norway	3.3
Panama	0.8
Peru	0.5
South Africa	0.1
Sweden	2.9
United Kingdom	1.7
Venezuela	2.2
United States	59.1
Short-Term Investments	6.7
Other Assets and Liabilities	0.9
Total	100.0%

11

The Hartford Strategic Income Fund
Schedule of Investments ― (continued)
July 31, 2011 (Unaudited)
(000’s Omitted)

Investment Valuation Hierarchy Level Summary
July 31, 2011

	Total	Level 1 ♦	Level 2 ♦	Level 3
Assets:
Asset & Commercial Mortgage Backed Securities	$17,239	$–	$13,493	$3,746
Call Options Purchased	41	–	41	–
Common Stocks ‡	862	–	–	862
Corporate Bonds: Investment Grade	20,656	–	19,113	1,543
Corporate Bonds: Non-Investment Grade	115,341	–	115,341	–
Foreign Bonds	138,299	–	138,299	–
Municipal Bonds	6,317	–	6,317	–
Preferred Stocks	5,188	–	5,188	–
Put Options Purchased	1,022	–	1,022	–
Senior Floating Rate Interests: Foreign	677	–	677	–
Senior Floating Rate Interests: Non-Investment Grade	44,362	–	44,362	–
U.S. Government Agencies	345	–	345	–
U.S. Government Securities	37,528	3,349	34,179	–
Warrants	78	78	–	–
Short-Term Investments	28,141	104	28,037	–
Total	$416,096	$3,531	$406,414	$6,151
Foreign Currency Contracts *	–	–	–	–
Futures *	1,440	1,440	–	–
Written Options *	96	–	96	–
Total	$1,536	$1,440	$96	$–
Liabilities:
Foreign Currency Contracts *	1,018	–	1,018	–
Futures *	323	323	–	–
Written Options *	407	–	407	–
Total	$1,748	$323	$1,425	$–

♦	For the nine-month period ended July 31, 2011, there were no significant transfer between Level 1 and Level 2.
‡	The Fund has all or primarily all of the equity securities categorized in a particular level. Refer to the Schedule of Investments for further industry breakout.
*	Derivative instruments not reflected in the Schedule of Investments are valued at the unrealized appreciation/depreciation on the investments.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Balance as of October 31, 2010	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)		Net Amortization	Purchases	Sales	Transfers Into Level 3 *	Transfers Out of Level 3 *	Balance as of July 31, 2011
Assets:
Asset & Commercial Mortgage Backed Securities	$2,295	$(15)	$134	†	$10	$3,176	$(542)	$—	$(1,312)	$3,746
Common Stocks	—	—	(272	)‡	—	1,134	—	—	—	862
Corporate Bonds	10,034	(615)	416	§	—	—	(1,415)	654	(7,531)	1,543
Options Purchased	—	(43)	43		—	—	—	—	—	—
Total	$12,329	$(673)	$321		$10	$4,310	$(1,957)	$654	$(8,843)	$6,151

*	Securities are transferred into and out of Level 3 for a variety of reasons including, but not limited to:
1)	Securities where trading has been halted (transfer into Level 3) or securities where trading has resumed (transfer out of Level 3).
2)	Broker quoted securities (transfer into Level 3) or quoted prices in active markets (transfer out of Level 3).
3)	Securities that have certain restrictions on trading (transfer into Level 3) or securities where trading restrictions have expired (transfer out of Level 3).
†	Change in unrealized appreciation or depreciation in the current period relating to assets still held at July 31, 2011 was $94.
‡	Change in unrealized appreciation or depreciation in the current period relating to assets still held at July 31, 2011 was $(272).
§	Change in unrealized appreciation or depreciation in the current period relating to assets still held at July 31, 2011 was $29.

12

The Hartford Target Retirement 2010 Fund
Schedule of Investments
July 31, 2011 (Unaudited)
(000’s Omitted)

Shares or Principal Amount			Market Value ╪
AFFILIATED INVESTMENT COMPANIES - 91.2%
EQUITY FUNDS - 47.1%
12	The Hartford Capital Appreciation Fund, Class Y•		$417
23	The Hartford Capital Appreciation II Fund, Class Y•		337
72	The Hartford Disciplined Equity Fund, Class Y		977
145	The Hartford Dividend and Growth Fund, Class Y		2,842
179	The Hartford Equity Income Fund, Class Y		2,340
54	The Hartford Fundamental Growth Fund, Class Y•		638
52	The Hartford Global Research Fund, Class Y		531
31	The Hartford Growth Fund, Class Y•		602
11	The Hartford Growth Opportunities Fund, Class Y•		317
87	The Hartford International Small Company Fund, Class Y		1,206
109	The Hartford International Value Fund, Class Y		1,379
24	The Hartford MidCap Fund, Class Y•		587
149	The Hartford MidCap Value Fund, Class Y		1,809
21	The Hartford Small Company Fund, Class Y•		467
56	The Hartford Small/Mid Cap Equity Fund, Class Y		616
29	The Hartford SmallCap Growth Fund, Class Y•		983
321	The Hartford Value Fund, Class Y		3,685
11	The Hartford Value Opportunities Fund, Class Y		147
	Total equity funds
	(cost $17,628)		$19,880

FIXED INCOME FUNDS - 44.1%
230	The Hartford Corporate Opportunities Fund, Class Y		$2,321
166	The Hartford Floating Rate Fund, Class Y		1,464
26	The Hartford High Yield Fund, Class Y		194
413	The Hartford Inflation Plus Fund, Class Y		5,025
383	The Hartford Short Duration Fund, Class Y		3,782
542	The Hartford Total Return Bond Fund, Class Y		5,849
	Total fixed income funds
	(cost $18,075)		$18,635

	Total investments in affiliated investment companies
	(cost $35,703)		$38,515

EXCHANGE TRADED FUNDS - 8.6%
32	Powershares DB Commodity Index Tracking Fund •		$967
21	Powershares Emerging Markets Sovereign Debt Portfolio		576
4	SPDR Dow Jones International Real Estate		176
4	SPDR Dow Jones REIT		276
34	Vanguard Emerging Markets		1,636
	Total exchange traded funds
	(cost $3,334)		$3,631

	Total long-term investments
	(cost $39,037)		$42,146

SHORT-TERM INVESTMENTS - 0.0%
3	State Street Bank Money Market Fund		$3

	Total short-term investments
	(cost $3)		$3

	Total investments
	(cost $39,040) ▲	99.8%	$42,149
	Other assets and liabilities	0.2%	82
	Total net assets	100.0%	$42,231

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

▲	At July 31, 2011, the cost of securities for federal income tax purposes was $39,280 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$2,937
Unrealized Depreciation	(68)
Net Unrealized Appreciation	$2,869

•	Currently non-income producing.

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

1

The Hartford Target Retirement 2010 Fund
Schedule of Investments ― (continued)
July 31, 2011 (Unaudited)
(000’s Omitted)

Investment Valuation Hierarchy Level Summary
July 31, 2011

	Total	Level 1 ♦	Level 2 ♦	Level 3
Assets:
Affiliated Investment Companies	$38,515	$38,515	$–	$–
Exchange Traded Funds	3,631	3,631	–	–
Short-Term Investments	3	3	–	–
Total	$42,149	$42,149	$–	$–

♦	For the nine-month period ended July 31, 2011, there were no significant transfer between Level 1 and Level 2.

2

The Hartford Target Retirement 2015 Fund
Schedule of Investments
July 31, 2011 (Unaudited)
(000’s Omitted)

Shares or Principal Amount			Market Value ╪
AFFILIATED INVESTMENT COMPANIES - 92.9%
EQUITY FUNDS - 55.1%
9	The Hartford Capital Appreciation Fund, Class Y•		$340
23	The Hartford Capital Appreciation II Fund, Class Y•		331
36	The Hartford Disciplined Equity Fund, Class Y		487
126	The Hartford Dividend and Growth Fund, Class Y		2,468
268	The Hartford Equity Income Fund, Class Y		3,514
40	The Hartford Fundamental Growth Fund, Class Y•		471
6	The Hartford Global Growth Fund, Class Y•		97
96	The Hartford Global Research Fund, Class Y		990
25	The Hartford Growth Fund, Class Y•		485
28	The Hartford International Opportunities Fund, Class Y		434
89	The Hartford International Small Company Fund, Class Y		1,226
105	The Hartford International Value Fund, Class Y		1,326
49	The Hartford MidCap Fund, Class Y•		1,187
132	The Hartford MidCap Value Fund, Class Y		1,606
13	The Hartford Small Company Fund, Class Y•		298
67	The Hartford Small/Mid Cap Equity Fund, Class Y		730
33	The Hartford SmallCap Growth Fund, Class Y•		1,137
387	The Hartford Value Fund, Class Y		4,440
12	The Hartford Value Opportunities Fund, Class Y		162
	Total equity funds
	(cost $20,089)		$21,729

FIXED INCOME FUNDS - 37.8%
207	The Hartford Corporate Opportunities Fund, Class Y		$2,088
291	The Hartford Inflation Plus Fund, Class Y		3,544
459	The Hartford Short Duration Fund, Class Y		4,530
440	The Hartford Total Return Bond Fund, Class Y		4,754
	Total fixed income funds
	(cost $14,692)		$14,916

	Total investments in affiliated investment companies
	(cost $34,781)		$36,645

EXCHANGE TRADED FUNDS - 7.0%
22	Powershares DB Commodity Index Tracking Fund •		$679
17	Powershares Emerging Markets Sovereign Debt Portfolio		459
4	SPDR Dow Jones International Real Estate		170
3	SPDR Dow Jones REIT		226
25	Vanguard Emerging Markets		1,226
	Total exchange traded funds
	(cost $2,506)		$2,760

	Total long-term investments
	(cost $37,287)		$39,405

SHORT-TERM INVESTMENTS - 0.0%
2	State Street Bank Money Market Fund		$2

	Total short-term investments
	(cost $2)		$2

	Total investments
	(cost $37,289) ▲	99.9%	$39,407
	Other assets and liabilities	0.1%	40
	Total net assets	100.0%	$39,447

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

▲	At July 31, 2011, the cost of securities for federal income tax purposes was $37,298 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$2,141
Unrealized Depreciation	(32)
Net Unrealized Appreciation	$2,109

•	Currently non-income producing.

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

1

The Hartford Target Retirement 2015 Fund
Schedule of Investments ― (continued)
July 31, 2011 (Unaudited)
(000’s Omitted)

Investment Valuation Hierarchy Level Summary
July 31, 2011

	Total	Level 1 ♦	Level 2 ♦	Level 3
Assets:
Affiliated Investment Companies	$36,645	$36,645	$–	$–
Exchange Traded Funds	2,760	2,760	–	–
Short-Term Investments	2	2	–	–
Total	$39,407	$39,407	$–	$–

♦	For the nine-month period ended July 31, 2011, there were no significant transfer between Level 1 and Level 2.

2

The Hartford Target Retirement 2020 Fund
Schedule of Investments
July 31, 2011 (Unaudited)
(000’s Omitted)

Shares or Principal Amount			Market Value ╪
AFFILIATED INVESTMENT COMPANIES - 93.3%
EQUITY FUNDS - 60.2%
92	The Hartford Capital Appreciation Fund, Class Y•		$3,334
71	The Hartford Capital Appreciation II Fund, Class Y•		1,023
81	The Hartford Disciplined Equity Fund, Class Y		1,108
684	The Hartford Dividend and Growth Fund, Class Y		13,358
383	The Hartford Equity Income Fund, Class Y		5,012
258	The Hartford Fundamental Growth Fund, Class Y•		3,070
45	The Hartford Global Growth Fund, Class Y•		750
232	The Hartford Global Research Fund, Class Y		2,389
76	The Hartford Growth Fund, Class Y•		1,467
33	The Hartford Growth Opportunities Fund, Class Y•		971
54	The Hartford International Opportunities Fund, Class Y		850
344	The Hartford International Small Company Fund, Class Y		4,764
404	The Hartford International Value Fund, Class Y		5,097
317	The Hartford MidCap Fund, Class Y•		7,721
284	The Hartford MidCap Value Fund, Class Y		3,456
51	The Hartford Small Company Fund, Class Y•		1,149
261	The Hartford Small/Mid Cap Equity Fund, Class Y		2,848
130	The Hartford SmallCap Growth Fund, Class Y•		4,480
1,289	The Hartford Value Fund, Class Y		14,796
94	The Hartford Value Opportunities Fund, Class Y		1,297
	Total equity funds
	(cost $69,619)		$78,940

FIXED INCOME FUNDS - 33.1%
553	The Hartford Corporate Opportunities Fund, Class Y		$5,584
95	The Hartford Floating Rate Fund, Class Y		836
36	The Hartford High Yield Fund, Class Y		270
721	The Hartford Inflation Plus Fund, Class Y		8,773
1,348	The Hartford Short Duration Fund, Class Y		13,322
95	The Hartford Strategic Income Fund, Class Y		883
1,278	The Hartford Total Return Bond Fund, Class Y		13,803
	Total fixed income funds
	(cost $42,391)		$43,471

	Total investments in affiliated investment companies
	(cost $112,010)		$122,411

EXCHANGE TRADED FUNDS - 6.6%
101	Powershares DB Commodity Index Tracking Fund •		$3,049
14	Powershares Emerging Markets Sovereign Debt Portfolio		392
9	SPDR Dow Jones International Real Estate		347
9	SPDR Dow Jones REIT		642
88	Vanguard Emerging Markets		4,234

	Total exchange traded funds
	(cost $7,504)		$8,664

	Total long-term investments
	(cost $119,514)		$131,075

SHORT-TERM INVESTMENTS - 0.0%
	Investment Pools and Funds - 0.0%
2	State Street Bank Money Market Fund		$2

	Total short-term investments
	(cost $2)		$2

	Total investments
	(cost $119,516) ▲	99.9%	$131,077
	Other assets and liabilities	0.1%	117
	Total net assets	100.0%	$131,194

1

The Hartford Target Retirement 2020 Fund
Schedule of Investments ― (continued)
July 31, 2011 (Unaudited)
(000’s Omitted)

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

▲	At July 31, 2011, the cost of securities for federal income tax purposes was $119,757 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$11,334
Unrealized Depreciation	(14)
Net Unrealized Appreciation	$11,320

•	Currently non-income producing.

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

Investment Valuation Hierarchy Level Summary
July 31, 2011

	Total	Level 1 ♦	Level 2 ♦	Level 3
Assets:
Affiliated Investment Companies	$122,411	$122,411	$–	$–
Exchange Traded Funds	8,664	8,664	–	–
Short-Term Investments	2	2	–	–
Total	$131,077	$131,077	$–	$–

♦	For the nine-month period ended July 31, 2011, there were no significant transfer between Level 1 and Level 2.

2

The Hartford Target Retirement 2025 Fund
Schedule of Investments
July 31, 2011 (Unaudited)
(000’s Omitted)

Shares or Principal Amount			Market Value ╪
AFFILIATED INVESTMENT COMPANIES - 93.7%
EQUITY FUNDS - 66.4%
21	The Hartford Capital Appreciation Fund, Class Y•		$757
9	The Hartford Capital Appreciation II Fund, Class Y•		129
60	The Hartford Disciplined Equity Fund, Class Y		815
266	The Hartford Dividend and Growth Fund, Class Y		5,194
286	The Hartford Equity Income Fund, Class Y		3,745
12	The Hartford Fundamental Growth Fund, Class Y•		137
8	The Hartford Global Growth Fund, Class Y•		138
57	The Hartford Global Research Fund, Class Y		583
48	The Hartford Growth Fund, Class Y•		926
4	The Hartford Growth Opportunities Fund, Class Y•		116
33	The Hartford International Growth Fund, Class Y•		358
34	The Hartford International Opportunities Fund, Class Y		526
173	The Hartford International Small Company Fund, Class Y		2,394
129	The Hartford International Value Fund, Class Y		1,627
65	The Hartford MidCap Fund, Class Y•		1,583
124	The Hartford MidCap Value Fund, Class Y		1,513
13	The Hartford Small Company Fund, Class Y•		287
80	The Hartford Small/Mid Cap Equity Fund, Class Y		875
84	The Hartford SmallCap Growth Fund, Class Y•		2,883
606	The Hartford Value Fund, Class Y		6,954
17	The Hartford Value Opportunities Fund, Class Y		234
	Total equity funds
	(cost $29,847)		$31,774

FIXED INCOME FUNDS - 27.3%
301	The Hartford Inflation Plus Fund, Class Y		$3,661
480	The Hartford Short Duration Fund, Class Y		4,738
430	The Hartford Total Return Bond Fund, Class Y		4,648

	Total fixed income funds
	(cost $12,874)		$13,047

	Total investments in affiliated investment companies
	(cost $42,721)		$44,821

EXCHANGE TRADED FUNDS - 6.4%
34	Powershares DB Commodity Index Tracking Fund •		$1,028
5	SPDR Dow Jones International Real Estate		214
3	SPDR Dow Jones REIT		214
33	Vanguard Emerging Markets		1,590
	Total exchange traded funds
	(cost $2,734)		$3,046

	Total long-term investments
	(cost $45,455)		$47,867

	Total investments
	(cost $45,455) ▲	100.1%	$47,867
	Other assets and liabilities	(0.1)%	(52)
	Total net assets	100.0%	$47,815

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

▲	At July 31, 2011, the cost of securities for federal income tax purposes was $45,455 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$2,446
Unrealized Depreciation	(34)
Net Unrealized Appreciation	$2,412

•	Currently non-income producing.

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

1

The Hartford Target Retirement 2025 Fund
Schedule of Investments ― (continued)
July 31, 2011 (Unaudited)
(000’s Omitted)

Investment Valuation Hierarchy Level Summary
July 31, 2011

	Total	Level 1 ♦	Level 2 ♦	Level 3
Assets:
Affiliated Investment Companies	$44,821	$44,821	$–	$–
Exchange Traded Funds	3,046	3,046	–	–
Total	$47,867	$47,867	$–	$–

♦	For the nine-month period ended July 31, 2011, there were no significant transfer between Level 1 and Level 2.

2

The Hartford Target Retirement 2030 Fund
Schedule of Investments
July 31, 2011 (Unaudited)
(000’s Omitted)

Shares or Principal Amount			Market Value ╪
AFFILIATED INVESTMENT COMPANIES - 92.5%
EQUITY FUNDS - 71.2%
175	The Hartford Capital Appreciation Fund, Class Y•		$6,332
84	The Hartford Capital Appreciation II Fund, Class Y•		1,211
223	The Hartford Disciplined Equity Fund, Class Y		3,046
685	The Hartford Dividend and Growth Fund, Class Y		13,381
607	The Hartford Equity Income Fund, Class Y		7,956
299	The Hartford Fundamental Growth Fund, Class Y•		3,553
65	The Hartford Global Growth Fund, Class Y•		1,074
145	The Hartford Global Research Fund, Class Y		1,491
95	The Hartford Growth Fund, Class Y•		1,832
60	The Hartford Growth Opportunities Fund, Class Y•		1,764
178	The Hartford International Opportunities Fund, Class Y		2,791
234	The Hartford International Small Company Fund, Class Y		3,245
463	The Hartford International Value Fund, Class Y		5,842
145	The Hartford MidCap Fund, Class Y•		3,533
378	The Hartford MidCap Value Fund, Class Y		4,600
129	The Hartford Small Company Fund, Class Y•		2,923
421	The Hartford Small/Mid Cap Equity Fund, Class Y		4,605
199	The Hartford SmallCap Growth Fund, Class Y•		6,849
1,442	The Hartford Value Fund, Class Y		16,550
223	The Hartford Value Opportunities Fund, Class Y		3,097
	Total equity funds
	(cost $85,528)		$95,675

FIXED INCOME FUNDS - 21.3%
357	The Hartford Corporate Opportunities Fund, Class Y		$3,599
452	The Hartford Inflation Plus Fund, Class Y		5,501
811	The Hartford Short Duration Fund, Class Y		8,013
1,072	The Hartford Total Return Bond Fund, Class Y		11,578

	Total fixed income funds
	(cost $28,036)		$28,691

	Total investments in affiliated investment companies
	(cost $113,564)		$124,366

EXCHANGE TRADED FUNDS - 7.4%
115	Powershares DB Commodity Index Tracking Fund •		$3,490
21	SPDR Dow Jones International Real Estate		846
11	SPDR Dow Jones REIT		747
101	Vanguard Emerging Markets		4,898
	Total exchange traded funds
	(cost $8,821)		$9,981

	Total long-term investments
	(cost $122,385)		$134,347

	Total investments
	(cost $122,385) ▲	99.9%	$134,347
	Other assets and liabilities	0.1%	100
	Total net assets	100.0%	$134,447

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

▲	At July 31, 2011, the cost of securities for federal income tax purposes was $122,709 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$11,638
Unrealized Depreciation	—
Net Unrealized Appreciation	$11,638

•	Currently non-income producing.

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

1

The Hartford Target Retirement 2030 Fund
Schedule of Investments ― (continued)
July 31, 2011 (Unaudited)
(000’s Omitted)

Investment Valuation Hierarchy Level Summary
July 31, 2011

	Total	Level 1 ♦	Level 2 ♦	Level 3
Assets:
Affiliated Investment Companies	$124,366	$124,366	$–	$–
Exchange Traded Funds	9,981	9,981	–	–
Total	$134,347	$134,347	$–	$–

♦	For the nine-month period ended July 31, 2011, there were no significant transfer between Level 1 and Level 2.

2

The Hartford Target Retirement 2035 Fund
Schedule of Investments
July 31, 2011 (Unaudited)
(000’s Omitted)

Shares or Principal Amount			Market Value ╪
AFFILIATED INVESTMENT COMPANIES - 92.9%
EQUITY FUNDS - 76.8%
20	The Hartford Capital Appreciation Fund, Class Y•		$726
16	The Hartford Capital Appreciation II Fund, Class Y•		224
67	The Hartford Disciplined Equity Fund, Class Y		912
107	The Hartford Dividend and Growth Fund, Class Y		2,090
241	The Hartford Equity Income Fund, Class Y		3,155
62	The Hartford Fundamental Growth Fund, Class Y•		742
6	The Hartford Global Growth Fund, Class Y•		106
38	The Hartford Global Research Fund, Class Y		388
28	The Hartford Growth Fund, Class Y•		537
9	The Hartford Growth Opportunities Fund, Class Y•		269
22	The Hartford International Opportunities Fund, Class Y		339
81	The Hartford International Small Company Fund, Class Y		1,125
100	The Hartford International Value Fund, Class Y		1,266
64	The Hartford MidCap Fund, Class Y•		1,547
212	The Hartford MidCap Value Fund, Class Y		2,586
14	The Hartford Small Company Fund, Class Y•		318
50	The Hartford Small/Mid Cap Equity Fund, Class Y		548
57	The Hartford SmallCap Growth Fund, Class Y•		1,958
372	The Hartford Value Fund, Class Y		4,274
25	The Hartford Value Opportunities Fund, Class Y		350
	Total equity funds
	(cost $21,766)		$23,460

FIXED INCOME FUNDS - 16.1%
68	The Hartford Corporate Opportunities Fund, Class Y		$682
80	The Hartford Inflation Plus Fund, Class Y		971
206	The Hartford Short Duration Fund, Class Y		2,039
115	The Hartford Total Return Bond Fund, Class Y		1,243

	Total fixed income funds
	(cost $4,870)		$4,935

	Total investments in affiliated investment companies
	(cost $26,636)		$28,395

EXCHANGE TRADED FUNDS - 7.0%
27	Powershares DB Commodity Index Tracking Fund •		$810
4	SPDR Dow Jones International Real Estate		153
2	SPDR Dow Jones REIT		142
21	Vanguard Emerging Markets		1,023
	Total exchange traded funds
	(cost $1,885)		$2,128

	Total long-term investments
	(cost $28,521)		$30,523

	Total investments
	(cost $28,521) ▲	99.9%	$30,523
	Other assets and liabilities	0.1%	44
	Total net assets	100.0%	$30,567

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

▲	At July 31, 2011, the cost of securities for federal income tax purposes was $28,528 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$1,997
Unrealized Depreciation	(2)
Net Unrealized Appreciation	$1,995

•	Currently non-income producing.

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

1

The Hartford Target Retirement 2035 Fund
Schedule of Investments ― (continued)
July 31, 2011 (Unaudited)
(000’s Omitted)

Investment Valuation Hierarchy Level Summary
July 31, 2011

	Total	Level 1 ♦	Level 2 ♦	Level 3
Assets:
Affiliated Investment Companies	$28,395	$28,395	$–	$–
Exchange Traded Funds	2,128	2,128	–	–
Total	$30,523	$30,523	$–	$–

♦	For the nine-month period ended July 31, 2011, there were no significant transfer between Level 1 and Level 2.

2

The Hartford Target Retirement 2040 Fund
Schedule of Investments
July 31, 2011 (Unaudited)
(000’s Omitted)

Shares or Principal Amount			Market Value ╪
AFFILIATED INVESTMENT COMPANIES - 93.1%
EQUITY FUNDS - 81.9%
23	The Hartford Capital Appreciation Fund, Class Y•		$833
20	The Hartford Capital Appreciation II Fund, Class Y•		293
28	The Hartford Disciplined Equity Fund, Class Y		377
126	The Hartford Dividend and Growth Fund, Class Y		2,460
295	The Hartford Equity Income Fund, Class Y		3,870
79	The Hartford Fundamental Growth Fund, Class Y•		935
–	The Hartford Global Growth Fund, Class Y•		8
58	The Hartford Global Research Fund, Class Y		598
26	The Hartford Growth Fund, Class Y•		501
17	The Hartford Growth Opportunities Fund, Class Y•		492
11	The Hartford International Opportunities Fund, Class Y		167
94	The Hartford International Small Company Fund, Class Y		1,307
129	The Hartford International Value Fund, Class Y		1,625
81	The Hartford MidCap Fund, Class Y•		1,975
286	The Hartford MidCap Value Fund, Class Y		3,480
22	The Hartford Small Company Fund, Class Y•		500
156	The Hartford Small/Mid Cap Equity Fund, Class Y		1,707
78	The Hartford SmallCap Growth Fund, Class Y•		2,687
592	The Hartford Value Fund, Class Y		6,791
25	The Hartford Value Opportunities Fund, Class Y		348
	Total equity funds
	(cost $28,983)		$30,954

FIXED INCOME FUNDS - 11.2%
110	The Hartford Corporate Opportunities Fund, Class Y		$1,108
157	The Hartford Inflation Plus Fund, Class Y		1,906
114	The Hartford Total Return Bond Fund, Class Y		1,234
	Total fixed income funds
	(cost $4,129)		$4,248

	Total investments in affiliated investment companies
	(cost $33,112)		$35,202

EXCHANGE TRADED FUNDS - 6.8%
33	Powershares DB Commodity Index Tracking Fund •		$1,013
3	SPDR Dow Jones International Real Estate		116
5	SPDR Dow Jones REIT		348
22	Vanguard Emerging Markets		1,085
	Total exchange traded funds
	(cost $2,296)		$2,562

	Total long-term investments
	(cost $35,408)		$37,764

	Total investments
	(cost $35,408) ▲	99.9%	$37,764
	Other assets and liabilities	0.1%	35
	Total net assets	100.0%	$37,799

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

▲	At July 31, 2011, the cost of securities for federal income tax purposes was $35,410 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$2,359
Unrealized Depreciation	(5)
Net Unrealized Appreciation	$2,354

•	Currently non-income producing.

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

1

The Hartford Target Retirement 2040 Fund
Schedule of Investments ― (continued)
July 31, 2011 (Unaudited)
(000’s Omitted)

Investment Valuation Hierarchy Level Summary
July 31, 2011

	Total	Level 1 ♦	Level 2 ♦	Level 3
Assets:
Affiliated Investment Companies	$35,202	$35,202	$–	$–
Exchange Traded Funds	2,562	2,562	–	–
Total	$37,764	$37,764	$–	$–

♦	For the nine-month period ended July 31, 2011, there were no significant transfer between Level 1 and Level 2.

2

The Hartford Target Retirement 2045 Fund
Schedule of Investments
July 31, 2011 (Unaudited)
(000’s Omitted)

Shares or Principal Amount			Market Value ╪
AFFILIATED INVESTMENT COMPANIES - 92.4%
EQUITY FUNDS - 85.5%
9	The Hartford Capital Appreciation Fund, Class Y•		$342
7	The Hartford Capital Appreciation II Fund, Class Y•		104
29	The Hartford Disciplined Equity Fund, Class Y		395
60	The Hartford Dividend and Growth Fund, Class Y		1,166
108	The Hartford Equity Income Fund, Class Y		1,416
23	The Hartford Fundamental Growth Fund, Class Y•		273
8	The Hartford Global Growth Fund, Class Y•		129
51	The Hartford Global Research Fund, Class Y		523
22	The Hartford Growth Fund, Class Y•		428
15	The Hartford Growth Opportunities Fund, Class Y•		449
13	The Hartford International Opportunities Fund, Class Y		206
40	The Hartford International Small Company Fund, Class Y		554
49	The Hartford International Value Fund, Class Y		616
105	The Hartford MidCap Value Fund, Class Y		1,273
12	The Hartford Small Company Fund, Class Y•		283
64	The Hartford Small/Mid Cap Equity Fund, Class Y		701
30	The Hartford SmallCap Growth Fund, Class Y•		1,026
224	The Hartford Value Fund, Class Y		2,570
13	The Hartford Value Opportunities Fund, Class Y		178
	Total equity funds
	(cost $11,457)		$12,632

FIXED INCOME FUNDS - 6.9%
37	The Hartford Inflation Plus Fund, Class Y		$455
52	The Hartford Total Return Bond Fund, Class Y		567
	Total fixed income funds
	(cost $992)		$1,022

	Total investments in affiliated investment companies
	(cost $12,449)		$13,654

EXCHANGE TRADED FUNDS - 7.5%
16	Powershares DB Commodity Index Tracking Fund •		$494
3	SPDR Dow Jones International Real Estate		104
2	SPDR Dow Jones REIT		136
8	Vanguard Emerging Markets		380
	Total exchange traded funds
	(cost $956)		$1,114

	Total long-term investments
	(cost $13,405)		$14,768

	Total investments
	(cost $13,405) ▲	99.9%	$14,768
	Other assets and liabilities	0.1%	15
	Total net assets	100.0%	$14,783

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

▲	At July 31, 2011, the cost of securities for federal income tax purposes was $13,405 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$1,395
Unrealized Depreciation	(32)
Net Unrealized Appreciation	$1,363

•	Currently non-income producing.

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

1

The Hartford Target Retirement 2045 Fund
Schedule of Investments – (continued)
July 31, 2011 (Unaudited)
(000’s Omitted)

Investment Valuation Hierarchy Level Summary
July 31, 2011

	Total	Level 1 ♦	Level 2 ♦	Level 3
Assets:
Affiliated Investment Companies	$13,654	$13,654	$–	$–
Exchange Traded Funds	1,114	1,114	–	–
Total	$14,768	$14,768	$–	$–

♦	For the nine-month period ended July 31, 2011, there were no significant transfer between Level 1 and Level 2.

2

The Hartford Target Retirement 2050 Fund
Schedule of Investments
July 31, 2011 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
AFFILIATED INVESTMENT COMPANIES - 92.5%
EQUITY FUNDS - 87.3%
11	The Hartford Capital Appreciation Fund, Class Y•	$396
8	The Hartford Capital Appreciation II Fund, Class Y•	116
57	The Hartford Disciplined Equity Fund, Class Y	775
48	The Hartford Dividend and Growth Fund, Class Y	942
135	The Hartford Equity Income Fund, Class Y	1,765
17	The Hartford Fundamental Growth Fund, Class Y•	205
7	The Hartford Global Growth Fund, Class Y•	114
56	The Hartford Global Research Fund, Class Y	573
31	The Hartford Growth Fund, Class Y•	603
10	The Hartford Growth Opportunities Fund, Class Y•	309
11	The Hartford International Opportunities Fund, Class Y	176
53	The Hartford International Small Company Fund, Class Y	738
58	The Hartford International Value Fund, Class Y	735
13	The Hartford MidCap Fund, Class Y•	309
122	The Hartford MidCap Value Fund, Class Y	1,481
9	The Hartford Small Company Fund, Class Y•	213
91	The Hartford Small/Mid Cap Equity Fund, Class Y	999
28	The Hartford SmallCap Growth Fund, Class Y•	952
286	The Hartford Value Fund, Class Y	3,280
21	The Hartford Value Opportunities Fund, Class Y	292
	Total equity funds
	(cost $13,876)	$14,973

FIXED INCOME FUNDS - 5.2%
25	The Hartford Inflation Plus Fund, Class Y	$300
54	The Hartford Total Return Bond Fund, Class Y	583
	Total fixed income funds
	(cost $862)	$883

	Total investments in affiliated investment companies
	(cost $14,738)	$15,856

EXCHANGE TRADED FUNDS - 7.4%
19	Powershares DB Commodity Index Tracking Fund •		$589
3	SPDR Dow Jones International Real Estate		104
1	SPDR Dow Jones REIT		83
10	Vanguard Emerging Markets		499
	Total exchange traded funds
	(cost $1,133)		$1,275

	Total long-term investments
	(cost $15,871)		$17,131

	Total investments
	(cost $15,871) ▲	99.9%	$17,131
	Other assets and liabilities	0.1%	16
	Total net assets	100.0%	$17,147

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

▲	At July 31, 2011, the cost of securities for federal income tax purposes was $15,871 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$1,300
Unrealized Depreciation	(40)
Net Unrealized Appreciation	$1,260

•	Currently non-income producing.

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

1

The Hartford Target Retirement 2050 Fund
Schedule of Investments ― (continued)
July 31, 2011 (Unaudited)
(000’s Omitted)

Investment Valuation Hierarchy Level Summary
July 31, 2011

	Total	Level 1 ♦	Level 2 ♦	Level 3
Assets:
Affiliated Investment Companies	$15,856	$15,856	$–	$–
Exchange Traded Funds	1,275	1,275	–	–
Total	$17,131	$17,131	$–	$–

♦	For the nine-month period ended July 31, 2011, there were no significant transfer between Level 1 and Level 2.

2

The Hartford Total Return Bond Fund
Schedule of Investments
July 31, 2011 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
ASSET & COMMERCIAL MORTGAGE BACKED SECURITIES - 5.8%
	Finance and Insurance - 5.8%
	Ally Automotive Receivables Trust
$950	3.00%, 10/15/2015 ▪	$978
1,960	3.29%, 03/15/2015 ▪	2,050
2,420	3.38%, 09/15/2017 ▪	2,479
2,440	3.61%, 08/15/2016 ▪	2,565
	Banc of America Commercial Mortgage, Inc.
2,255	5.48%, 01/15/2049	2,208
1,080	5.62%, 06/10/2049 Δ	1,170
	Banc of America Large Loan
972	1.94%, 11/15/2015 ▪Δ	902
3,150	5.33%, 12/16/2043 ▪	3,089
2,665	5.65%, 06/15/2049 ▪Δ	2,718
	Bank of America Automotive Trust
3,400	3.03%, 10/15/2016 ▪	3,486
	Bear Stearns Commercial Mortgage Securities, Inc.
13,231	15.00%, 11/11/2041 - 07/11/2042 ⌂►	126
	CFCRE Commercial Mortgage Trust
13,427	4.42%, 04/15/2044 ▪►	955
	Chase Issuance Trust
2,660	5.12%, 10/15/2014	2,806
	Citibank Credit Card Issuance Trust
3,765	6.30%, 06/20/2014	3,929
	Citigroup Commercial Mortgage Trust
1,320	5.73%, 03/15/2049 Δ	1,198
	CNH Equipment Trust
2,631	2.90%, 11/17/2014 ○	2,616
	Commercial Mortgage Pass-Through Certificates
11,754	5.30%, 07/10/2046 ▪►	1,229
1,350	5.61%, 08/09/2016 ▪	1,355
580	5.95%, 06/09/2028 ▪	583
12,801	8.25%, 10/01/2020 ▪►	538
	Countrywide Home Loans, Inc.
6,293	6.00%, 10/25/2037 ⌂	5,879
	Credit-Based Asset Servicing and Securitization
574	0.46%, 05/25/2036 ▪Δ	494
	Crest Clarendon Street
1,869	0.73%, 12/28/2017 ▪Δ	1,839
	CWCapital Cobalt Ltd.
2,785	5.53%, 04/15/2047	2,584
	DBUBS Mortgage Trust
11,834	4.89%, 01/01/2021 ▪►	739
14,270	6.65%, 02/01/2021 ▪►	269
	Ford Credit Automotive Owner Trust
1,560	3.21%, 07/15/2017	1,599
710	5.53%, 05/15/2016 ▪	766
	Ford Credit Floorplan Master Owner Trust
2,600	1.50%, 09/15/2015	2,620
	GE Business Loan Trust
1,545	1.19%, 05/15/2034 ▪Δ	520
	GE Capital Credit Card Master Note Trust
1,490	3.69%, 07/15/2015	1,533
	GMAC Mortgage Servicer Advance Funding
5,110	3.72%, 03/15/2023 ▪	5,161
	Goldman Sachs Mortgage Securities Corp. II
1,823	5.56%, 11/10/2039	1,987
18,827	6.00%, 08/10/2020 ▪►	1,775
	Hyundai Automotive Receivables Trust
2,850	2.27%, 02/15/2017	2,897
	JP Morgan Automotive Receivable Trust
385	12.85%, 03/15/2012 ⌂†	101
	JP Morgan Chase Commercial Mortgage Securities Corp.
20,381	4.14%, 05/15/2021 ▪►	1,707
21,691	4.84%, 02/15/2021 ▪►	1,587
1,570	5.33%, 12/15/2044 Δ	1,473
635	5.34%, 05/15/2047	623
2,205	5.42%, 01/15/2049	2,340
1,285	5.44%, 06/12/2047 Δ	1,367
1,810	5.88%, 02/15/2051 Δ	1,955
2,350	5.93%, 02/12/2051 Δ	2,296
5,817	6.00%, 09/15/2020 ▪►	627
66,858	7.00%, 05/12/2045 ►	679
6,325	10.00%, 10/15/2020 ▪►	288
63,124	15.00%, 08/12/2037 ►	48
	LB-UBS Commercial Mortgage Trust
17,450	5.26%, 09/15/2039 ⌂►	244
	Lehman Brothers Small Balance Commercial
495	5.52%, 09/25/2030 ▪	461
333	5.62%, 09/25/2036 ▪	302
	Merrill Lynch/Countrywide Commercial Mortgage Trust
1,821	5.38%, 08/12/2048	1,933
16,247	7.00%, 07/12/2046 ⌂►	317
	Morgan Stanley Capital I
44,720	4.39%, 09/15/2047 ▪►	1,928
930	5.60%, 04/12/2049 Δ	942
	Morgan Stanley Dean Witter Capital I
2,620	8.05%, 08/25/2032 ⌂►†∞	–
	Morgan Stanley Re-REMIC Trust
3,030	6.46%, 07/17/2056 ▪	2,515
	National Credit Union Administration
2,680	1.84%, 10/07/2020 Δ	2,710
	Nationstar Home Equity Loan Trust
48	0.00%, 03/25/2037 ⌂▪•	–
	RBSCF Trust
2,970	5.51%, 04/16/2047 ▪Δ	3,019
	Renaissance Home Equity Loan Trust
611	5.36%, 05/25/2035	358
2,945	5.58%, 11/25/2036 Δ	1,906
	Residential Funding Mortgage Securities, Inc.
4,098	6.00%, 07/25/2037 ⌂	3,404
	Sovereign Commercial Mortgage Securities
1,746	5.86%, 07/22/2030 ▪Δ	1,808
	Wamu Commercial Mortgage Securities Trust
3,005	6.14%, 03/23/2045 ▪ΔΨ	1,932
	Wells Fargo Alternative Loan Trust
2,746	6.25%, 11/25/2037 ⌂	2,318

1

The Hartford Total Return Bond Fund
Schedule of Investments ― (continued)
July 31, 2011 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
ASSET & COMMERCIAL MORTGAGE BACKED SECURITIES - 5.8% - (continued)
	Finance and Insurance - 5.8% - (continued)
	WF-RBS Commercial Mortgage Trust
$2,315	4.90%, 06/15/2044 ▪☼	$2,380
		111,210

	Total asset & commercial mortgage backed securities
	(cost $112,352)	$111,210

CORPORATE BONDS: INVESTMENT GRADE - 21.5%
	Administrative Waste Management and Remediation - 0.1%
	Brambles USA, Inc.
$2,370	3.95%, 04/01/2015 ▪	$2,475

	Arts, Entertainment and Recreation - 1.3%
	DirecTV Holdings LLC
1,820	5.00%, 03/01/2021	1,942
3,590	7.63%, 05/15/2016	3,900
	NBC Universal, Inc.
1,580	3.65%, 04/30/2015 ▪	1,682
2,460	4.38%, 04/01/2021 ▪	2,515
2,075	5.15%, 04/30/2020 ▪	2,257
	News America, Inc.
4,370	6.15%, 02/15/2041 ▪	4,360
	Time Warner Entertainment Co., L.P.
3,190	8.38%, 07/15/2033	4,252
	Time Warner, Inc.
3,315	6.25%, 03/29/2041	3,591
		24,499
	Beverage and Tobacco Product Manufacturing - 0.2%
	Altria Group, Inc.
2,771	10.20%, 02/06/2039	4,141

	Chemical Manufacturing - 0.7%
	Dow Chemical Co.
5,675	8.55%, 05/15/2019	7,497
	Incitec Pivot Finance LLC
5,725	6.00%, 12/10/2019 ▪	6,274
		13,771
	Computer and Electronic Product Manufacturing - 0.1%
	Hewlett-Packard Co.
2,160	4.30%, 06/01/2021	2,278
	Seagate Technology International
529	10.00%, 05/01/2014 ▪	608
		2,886
	Construction - 0.2%
	CRH America, Inc.
2,800	5.30%, 10/15/2013	2,994

	Electrical Equipment, Appliance Manufacturing - 0.3%
	General Electric Co.
4,620	5.00%, 02/01/2013	4,898

	Finance and Insurance - 10.2%
	Aetna, Inc.
2,440	4.13%, 06/01/2021	2,502
	American Express Centurion Bank
4,000	5.95%, 06/12/2017	4,616
	American Express Co.
2,547	5.50%, 04/16/2013	2,721
3,463	5.55%, 10/17/2012	3,643
	American International Group, Inc.
1,083	3.65%, 01/15/2014	1,115
	BAE Systems Holdings, Inc.
4,894	5.20%, 08/15/2015 ▪	5,380
	Bank of America Corp.
5,655	5.65%, 05/01/2018	5,984
3,605	5.75%, 12/01/2017	3,855
	Capital One Financial Corp.
2,201	2.13%, 07/15/2014	2,212
3,295	3.15%, 07/15/2016	3,307
	Citigroup, Inc.
3,885	2.13%, 04/30/2012	3,939
14,249	4.59%, 12/15/2015	15,205
3,508	6.38%, 08/12/2014	3,906
1,963	8.50%, 05/22/2019	2,467
	CNA Financial Corp.
1,934	5.75%, 08/15/2021	2,059
	General Electric Capital Corp.
4,508	4.38%, 09/16/2020	4,580
4,670	5.63%, 05/01/2018	5,213
	Goldman Sachs Group, Inc.
8,649	3.63%, 02/07/2016	8,756
1,021	6.00%, 06/15/2020	1,107
	Guardian Life Insurance Co.
2,643	7.38%, 09/30/2039 ▪	3,231
	HCP, Inc.
5,409	3.75%, 02/01/2016	5,602
	Health Care REIT, Inc.
2,071	3.63%, 03/15/2016	2,117
	Jefferies Group, Inc.
1,593	8.50%, 07/15/2019	1,915
	JP Morgan Chase & Co.
5,717	3.15%, 07/05/2016	5,777
2,745	6.00%, 01/15/2018	3,112
	JP Morgan Chase Capital II
1,485	0.77%, 02/01/2027 Δ	1,193
	JP Morgan Chase Capital XXV
1,520	6.80%, 10/01/2037	1,541
	Massachusetts Mutual Life Insurance Co.
1,652	8.88%, 06/01/2039 ▪	2,344
	Merrill Lynch & Co., Inc.
8,885	6.05%, 05/16/2016	9,394
	MetLife Global Funding I
4,290	0.50%, 03/15/2012 ▪Δ	4,292
1,400	5.13%, 06/10/2014 ▪	1,536
	MetLife, Inc.
220	5.38%, 12/15/2012	233

2

The Hartford Total Return Bond Fund
Schedule of Investments ― (continued)
July 31, 2011 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
CORPORATE BONDS: INVESTMENT GRADE - 21.5% - (continued)
	Finance and Insurance - 10.2% - (continued)
	Morgan Stanley
$4,045	3.80%, 04/29/2016	$4,073
1,820	5.75%, 10/18/2016	1,977
11,065	6.25%, 08/28/2017	12,233
	Nationwide Financial Services, Inc.
1,837	5.38%, 03/25/2021 ▪	1,895
	Nationwide Mutual Insurance Co.
2,650	9.38%, 08/15/2039 ▪	3,384
	New York Life Global Funding
5,325	3.00%, 05/04/2015 ▪	5,578
	Ohio National Financial Services, Inc.
2,899	6.38%, 04/30/2020 ▪	3,189
	Prudential Financial, Inc.
3,753	3.00%, 05/12/2016	3,787
	Santander Holdings USA
1,286	4.63%, 04/19/2016	1,329
	Santander U.S. Debt S.A.
4,300	3.72%, 01/20/2015 ▪	4,154
	State Street Bank & Trust Co.
1,655	5.25%, 10/15/2018	1,829
	State Street Corp.
3,255	4.96%, 03/15/2018	3,531
	Teachers Insurance & Annuity Association
2,658	6.85%, 12/16/2039 ▪	3,141
	UBS AG Stamford CT
4,125	2.25%, 01/28/2014	4,177
	Union Bank NA
4,750	3.00%, 06/06/2016	4,797
	Wells Fargo & Co.
3,069	3.68%, 06/15/2016	3,224
	Wells Fargo Bank NA
3,190	0.47%, 05/16/2016 Δ	2,992
5,375	4.75%, 02/09/2015	5,782
		195,926
	Food Manufacturing - 0.6%
	Kraft Foods, Inc.
1,950	4.13%, 02/09/2016	2,123
3,025	5.38%, 02/10/2020	3,413
2,004	6.13%, 02/01/2018	2,370
	Wrigley Jr., William Co.
4,155	3.70%, 06/30/2014 ▪	4,342
		12,248
	Health Care and Social Assistance - 0.3%
	CVS Caremark Corp.
874	6.30%, 06/01/2037 Δ	852
	CVS Corp.
3,798	8.35%, 07/10/2031 ▪	4,734
		5,586
	Information - 1.1%
	AT&T, Inc.
5,887	5.35%, 09/01/2040	5,864
	Cellco Partnership - Verizon Wireless Capital
3,108	8.50%, 11/15/2018	4,134
	Qwest Corp.
2,060	7.20%, 11/10/2026	2,060
1,325	7.25%, 10/15/2035	1,325
	TCI Communications, Inc.
685	8.75%, 08/01/2015	849
	Verizon Virginia, Inc.
6,870	4.63%, 03/15/2013	7,256
		21,488
	Mining - 0.8%
	Cliff's Natural Resources, Inc.
1,595	4.80%, 10/01/2020	1,663
1,150	4.88%, 04/01/2021	1,198
2,690	5.90%, 03/15/2020	3,021
	Rio Tinto Finance USA Ltd.
1,935	9.00%, 05/01/2019	2,637
	Southern Copper Corp.
1,825	6.75%, 04/16/2040	1,934
	Vale Overseas Ltd.
3,835	6.25%, 01/23/2017	4,410
		14,863
	Miscellaneous Manufacturing - 0.4%
	Meccanica Holdings USA, Inc.
4,398	6.25%, 07/15/2019 - 01/15/2040 ▪	3,903
	Tyco International Ltd.
3,336	8.50%, 01/15/2019	4,329
		8,232
	Paper Manufacturing - 0.0%
	Domtar Corp.
401	10.75%, 06/01/2017	517

	Petroleum and Coal Products Manufacturing - 2.2%
	AGL Capital Corp.
1,360	5.88%, 03/15/2041	1,483
	Consumers Energy Co.
1,460	5.15%, 02/15/2017	1,648
2,240	6.70%, 09/15/2019	2,751
	ENN Energy Holdings Ltd.
1,000	6.00%, 05/13/2021 ▪	1,023
	Marathon Petroleum Corp.
2,660	5.13%, 03/01/2021 ▪	2,821
3,995	6.50%, 03/01/2041 ▪	4,289
	Nabors Industries, Inc.
1,915	5.00%, 09/15/2020	2,018
2,712	9.25%, 01/15/2019	3,543
	Noble Energy, Inc.
2,450	6.00%, 03/01/2041	2,644
	Rowan Cos., Inc.
2,351	7.88%, 08/01/2019	2,870
	Sempra Energy
2,096	6.50%, 06/01/2016	2,487
3,413	9.80%, 02/15/2019	4,675
	Transocean, Inc.
4,790	1.50%, 12/15/2037 ۞	4,700
	Valero Energy Corp.
4,106	9.38%, 03/15/2019	5,384
		42,336
	Pipeline Transportation - 0.2%
	DCP Midstream LLC
1,375	5.35%, 03/15/2020 ▪	1,493
	Enterprise Products Operating L.P.
1,590	5.95%, 02/01/2041	1,676
	Plains All American Pipeline L.P.
1,055	5.00%, 02/01/2021	1,124
		4,293

3

The Hartford Total Return Bond Fund
Schedule of Investments ― (continued)
July 31, 2011 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
CORPORATE BONDS: INVESTMENT GRADE - 21.5% - (continued)
	Primary Metal Manufacturing - 0.3%
	Alcoa, Inc.
$1,630	5.40%, 04/15/2021	$1,694
3,490	6.15%, 08/15/2020	3,810
		5,504
	Professional, Scientific and Technical Services - 0.2%
	IBM Corp.
3,370	1.95%, 07/22/2016	3,378

	Rail Transportation - 0.3%
	Norfolk Southern Corp.
4,225	5.75%, 04/01/2018	4,880

	Real Estate and Rental and Leasing - 0.2%
	ERAC USA Finance Co.
2,605	6.38%, 10/15/2017 ▪	3,077

	Retail Trade - 0.6%
	Ahold Lease USA, Inc.
4,693	8.62%, 01/02/2025	5,479
	Energy Transfer Partners
4,495	4.65%, 06/01/2021	4,494
	Harley-Davidson Financial Services, Inc.
2,070	3.88%, 03/15/2016 ▪	2,132
		12,105
	Utilities - 1.2%
	CenterPoint Energy, Inc.
2,775	6.85%, 06/01/2015	3,236
	Commonwealth Edison Co.
3,516	5.80%, 03/15/2018	4,034
	LG & E & KU Energy LLC
2,995	2.13%, 11/15/2015	2,969
	Northeast Utilities
1,450	5.65%, 06/01/2013	1,558
	Pacific Gas & Electric Energy Recovery Funding LLC
2,453	8.25%, 10/15/2018	3,206
	Progress Energy, Inc.
3,505	4.40%, 01/15/2021	3,642
	PSEG Power
1,287	5.00%, 04/01/2014	1,387
	Virginia Electric & Power Co.
2,627	5.10%, 11/30/2012	2,777
		22,809
	Total corporate bonds: investment grade
	(cost $381,746)	$412,906

CORPORATE BONDS: NON-INVESTMENT GRADE - 5.5%
	Accommodation and Food Services - 0.2%
	Harrah's Operating Co., Inc.
$175	11.25%, 06/01/2017	$193
	MGM Mirage, Inc.
1,606	11.13%, 11/15/2017	1,851
	MGM Resorts International
1,365	11.38%, 03/01/2018	1,583
	Sugarhouse HSP Gaming Prop Mezz L.P.
227	8.63%, 04/15/2016 ▪	236
	Wynn Las Vegas LLC
260	7.75%, 08/15/2020	287
		4,150
	Administrative Waste Management and Remediation - 0.0%
	Energy Solutions, Inc. LLC
509	10.75%, 08/15/2018	538

	Air Transportation - 0.0%
	United Air Lines, Inc.
490	9.88%, 08/01/2013 ▪	517

	Arts, Entertainment and Recreation - 0.4%
	Bresnan Broadband Holdings LLC
265	8.00%, 12/15/2018 ▪	275
	Cenveo, Inc.
611	10.50%, 08/15/2016 ▪	602
	Cequel Communication LLC
438	8.63%, 11/15/2017 ▪	466
	Citadel Broadcasting Corp.
829	7.75%, 12/15/2018 ▪	892
	Citycenter Holdings LLC
554	10.75%, 01/15/2017 ▪	593
	Clubcorp Club Operations, Inc.
501	10.00%, 12/01/2018	499
	Downstream Development Authority
241	10.50%, 07/01/2019 ▪	239
	Equinix, Inc.
75	7.00%, 07/15/2021	78
	FireKeepers Development Authority
185	13.88%, 05/01/2015 ▪	213
	First Data Corp.
788	10.55%, 09/24/2015	792
	Knight Ridder, Inc.
2,276	6.88%, 03/15/2029	1,331
	McClatchy Co.
717	11.50%, 02/15/2017	758
	NAI Entertainment Holdings LLC
340	8.25%, 12/15/2017 ▪	368
	TL Acquisitions, Inc.
555	13.25%, 07/15/2015 ▪	466
	XM Satellite Radio, Inc.
797	13.00%, 08/01/2013 ▪	935
		8,507
	Chemical Manufacturing - 0.2%
	Eastman Kodak Co.
685	10.63%, 03/15/2019 ▪	575
	Hexion Specialty Chemicals
395	8.88%, 02/01/2018	419
	Lyondell Chemical Co.
1,668	11.00%, 05/01/2018	1,889
		2,883
	Computer and Electronic Product Manufacturing - 0.1%
	Magnachip Semiconductor
590	10.50%, 04/15/2018	654

4

The Hartford Total Return Bond Fund
Schedule of Investments ― (continued)
July 31, 2011 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
CORPORATE BONDS: NON-INVESTMENT GRADE - 5.5% - (continued)
	Computer and Electronic Product Manufacturing - 0.1% - (continued)
	Seagate HDD Cayman
$585	7.75%, 12/15/2018 ▪	$614
	Sorenson Communications
863	10.50%, 02/01/2015 ▪	591
	Spansion LLC
326	7.88%, 11/15/2017 ▪	336
		2,195
	Construction - 0.0%
	Shea Homes L.P.
252	8.63%, 05/15/2019 ▪	251

	Educational Services - 0.0%
	Laureate Education, Inc.
350	10.00%, 08/15/2015 ▪	365

	Finance and Insurance - 1.2%
	Ally Financial, Inc.
490	7.50%, 09/15/2020	515
455	8.30%, 02/12/2015	498
	Bank of America Capital II
855	8.00%, 12/15/2026	873
	CIT Group, Inc.
400	5.25%, 04/01/2014 ▪	401
2,935	7.00%, 05/01/2017	2,942
	CNL Lifestyle Properties
675	7.25%, 04/15/2019 ▪	616
	Discover Financial Services, Inc.
2,600	10.25%, 07/15/2019	3,415
	Ford Motor Credit Co.
2,920	6.63%, 08/15/2017	3,198
	GMAC LLC
290	8.00%, 11/01/2031	311
	Hub International Holdings, Inc.
392	10.25%, 06/15/2015 ▪	392
	LBI Escrow Corp.
764	8.00%, 11/01/2017 ▪	863
	Liberty Mutual Group, Inc.
650	10.75%, 06/15/2058 ▪	860
	Offshore Group Investments Ltd.
477	11.50%, 08/01/2015	528
70	11.50%, 08/01/2015 ▪	78
	Penson Worldwide, Inc.
944	12.50%, 05/15/2017 ▪	878
	Provident Funding Associates L.P.
437	10.13%, 02/15/2019 ▪	445
901	10.25%, 04/15/2017 ▪	985
	Residential Capital LLC
785	9.63%, 05/15/2015	773
	SLM Corp.
2,855	6.25%, 01/25/2016	2,987
	Springleaf Finance Corp.
1,660	6.90%, 12/15/2017	1,554
	UPCB Finance III Ltd.
655	6.63%, 07/01/2020 ▪	657
		23,769
	Food Manufacturing – 0.1%
	JBS USA LLC
379	7.25%, 06/01/2021 ▪	374
	Smithfield Foods, Inc.
1,615	10.00%, 07/15/2014	1,888
		2,262
	Food Services - 0.1%
	Fiesta Restaurant Group
64	8.88%, 08/15/2016 ▪☼	65
	Landry's Restaurants, Inc.
830	11.63%, 12/01/2015	907
		972
	Health Care and Social Assistance - 0.4%
	Aurora Diagnostics Holdings
591	10.75%, 01/15/2018 ▪	621
	Biomet, Inc.
785	10.38%, 10/15/2017	856
	Endo Pharmaceuticals Holdings, Inc.
154	7.00%, 07/15/2019 ▪	161
	Examworks Group, Inc.
98	9.00%, 07/15/2019 ▪	101
	HCA, Inc.
213	6.50%, 02/15/2020	216
1,116	7.50%, 02/15/2022 - 11/15/2095	963
3,270	9.25%, 11/15/2016	3,489
	LifePoint Hospitals, Inc.
390	6.63%, 10/01/2020	398
	Warner Chilcott, Inc.
390	7.75%, 09/15/2018 ▪	394
		7,199
	Information - 0.5%
	Charter Communications Holdings II LLC
1,630	13.50%, 11/30/2016	1,923
	Citizens Communications Co.
425	7.88%, 01/15/2027	413
	Clearwire Corp.
582	12.00%, 12/01/2015 ▪	594
	DISH DBS Corp.
630	6.75%, 06/01/2021 ▪	651
	GXS Worldwide, Inc.
940	9.75%, 06/15/2015	949
	iGate Corp.
484	9.00%, 05/01/2016 ▪	484
	Level 3 Financing, Inc.
1,116	10.00%, 02/01/2018	1,203
	MTS International Funding Ltd.
810	8.63%, 06/22/2020 ▪	926
	Paetec Holding Corp.
293	9.88%, 12/01/2018	314
	SoftBrands, Inc.
238	11.50%, 07/15/2018 ▪	233
	Sprint Capital Corp.
440	8.75%, 03/15/2032	476
	Trilogy International Partners LLC
824	10.25%, 08/15/2016 ▪	832
	Windstream Corp.
530	7.50%, 04/01/2023	539
		9,537

5

The Hartford Total Return Bond Fund
Schedule of Investments ― (continued)
July 31, 2011 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
CORPORATE BONDS: NON-INVESTMENT GRADE - 5.5% - (continued)
	Machinery Manufacturing - 0.1%
	Case New Holland, Inc.
$885	7.75%, 09/01/2013	$968
555	7.88%, 12/01/2017 ▪	629
		1,597
	Mining - 0.0%
	Arch Coal, Inc.
415	7.25%, 06/15/2021 ▪	436
	Vulcan Materials Co.
150	7.50%, 06/15/2021	150
		586
	Miscellaneous Manufacturing - 0.1%
	Ducommun, Inc.
124	9.75%, 07/15/2018 ▪	127
	Reynolds Group Issuer, Inc.
1,405	7.13%, 04/15/2019 ▪	1,367
215	9.88%, 08/15/2019 ▪☼	216
		1,710
	Motor Vehicle & Parts Manufacturing - 0.1%
	Ford Motor Co.
590	7.50%, 08/01/2026	622
	TRW Automotive, Inc.
421	3.50%, 12/01/2015 ۞▪	777
		1,399
	Paper Manufacturing - 0.1%
	Longview Fibre Co.
165	8.00%, 06/01/2016 ▪	169
	Mercer International, Inc.
705	9.50%, 12/01/2017	752
		921
	Petroleum and Coal Products Manufacturing - 0.5%
	Alpha Natural Resources, Inc.
490	6.00%, 06/01/2019	505
	Anadarko Petroleum Corp.
1,495	6.38%, 09/15/2017	1,762
	Chaparral Energy, Inc.
315	9.88%, 10/01/2020	344
	Chesapeake Energy Corp.
403	6.88%, 08/15/2018	435
	Concho Resources, Inc.
655	7.00%, 01/15/2021	706
	Drummond Co., Inc.
680	7.38%, 02/15/2016	700
	EV Energy Partners Finance
453	8.00%, 04/15/2019 ▪	468
	Headwaters, Inc.
420	7.63%, 04/01/2019	399
	Key Energy Services, Inc.
452	6.75%, 03/01/2021	467
	Plains Exploration & Production Co.
835	10.00%, 03/01/2016	944
	Regency Energy Partners L.P.
595	9.38%, 06/01/2016	666
	Sandridge Energy, Inc.
360	8.75%, 01/15/2020	395
	Star Gas Partners L.P.
171	8.88%, 12/01/2017	178
	Venoco, Inc.
435	8.88%, 02/15/2019	450
	Western Refining, Inc.
378	11.25%, 06/15/2017 ▪	431
		8,850
	Pipeline Transportation - 0.1%
	Chesapeake Midstream Partners
292	5.88%, 04/15/2021 ▪	291
	Dynegy Holdings, Inc.
1,725	7.75%, 06/01/2019	1,173
	Eagle Rock Energy Partners L.P.
171	8.38%, 06/01/2019 ▪	175
	El Paso Corp.
276	7.80%, 08/01/2031	327
	Energy Transfer Equity L.P.
283	7.50%, 10/15/2020	303
		2,269
	Plastics and Rubber Products Manufacturing - 0.1%
	Titan International, Inc.
839	7.88%, 10/01/2017 ▪	894

	Primary Metal Manufacturing - 0.0%
	Aleris International, Inc.
390	7.63%, 02/15/2018 ▪	396

	Printing and Related Support Activities - 0.1%
	Harland Clarke Holdings Corp.
510	6.00%, 05/15/2015 Δ	420
	Sheridan Group, Inc.
451	12.50%, 04/15/2014 ▪	419
		839
	Professional, Scientific and Technical Services - 0.4%
	Affinion Group, Inc.
6,175	11.50%, 10/15/2015	6,345
1,534	11.63%, 11/15/2015 ▪	1,538
		7,883
	Public Administration - 0.0%
	CDRT Merger Sub, Inc.
413	8.13%, 06/01/2019 ▪	413

	Rail Transportation - 0.0%
	RailAmerica, Inc.
440	9.25%, 07/01/2017	484

	Real Estate and Rental and Leasing - 0.1%
	Avis Budget Car Rental LLC
805	9.63%, 03/15/2018	872
	International Lease Finance Corp.
674	8.88%, 09/01/2017	755
	United Rentals North America, Inc.
420	8.38%, 09/15/2020	437
		2,064

6

The Hartford Total Return Bond Fund
Schedule of Investments ― (continued)
July 31, 2011 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
CORPORATE BONDS: NON-INVESTMENT GRADE - 5.5% - (continued)
	Retail Trade - 0.3%
	Academy Ltd.
$68	9.25%, 08/01/2019 ▪☼	$69
	Amerigas Partners L.P.
200	6.25%, 08/20/2019 ☼	200
	Building Materials Corp.
505	7.50%, 03/15/2020 ▪	533
	Gap, Inc.
3,330	5.95%, 04/12/2021	3,286
	Hillman Group, Inc.
403	10.88%, 06/01/2018 ▪	438
	Liz Claiborne, Inc.
475	10.50%, 04/15/2019 ▪	493
	Sears Holdings Corp.
570	6.63%, 10/15/2018 ▪	520
	Supervalu, Inc.
413	8.00%, 05/01/2016	428
	Toys R Us, Inc.
625	7.38%, 09/01/2016 ▪	644
		6,611
	Soap, Cleaning Compound, and Toilet Manufacturing - 0.0%
	Yankee Candle Co.
469	10.25%, 02/15/2016 ▪	474

	Textile Product Mills - 0.0%
	Interface, Inc.
447	7.63%, 12/01/2018	476

	Utilities - 0.3%
	AES Corp.
565	9.75%, 04/15/2016	647
	Calpine Corp.
475	7.88%, 01/15/2023 ▪	499
	Edison Mission Energy
1,486	7.00%, 05/15/2017	1,129
	Energy Future Intermediate Holding Co. LLC
949	10.00%, 12/01/2020	1,001
	NRG Energy, Inc.
935	8.50%, 06/15/2019	973
	Texas Competitive Electric Co.
342	11.50%, 10/01/2020 ▪	316
		4,565
	Water Transportation - 0.0%
	NCL Corp., Ltd.
200	11.75%, 11/15/2016	231

	Wholesale Trade - 0.0%
	Spectrum Brands, Inc.
230	12.00%, 08/28/2019	255
	U.S. Foodservice, Inc.
425	8.50%, 06/30/2019 ▪	421
		676
	Total corporate bonds: non-investment grade
	(cost $102,776)	$106,483

FOREIGN BONDS - 7.9%
	Arts, Entertainment and Recreation - 0.1%
	Virgin Media Finance plc
$1,670	9.50%, 08/15/2016	$1,879

	Beverage and Tobacco Product Manufacturing - 0.4%
	Anheuser-Busch InBev N.V.
2,407	1.50%, 07/14/2014	2,429
4,125	7.75%, 01/15/2019	5,375
		7,804
	Chemical Manufacturing - 0.2%
	Yara International ASA
2,775	7.88%, 06/11/2019 ▪	3,480

	Construction - 0.3%
	Odebrecht Finance Ltd.
4,100	7.00%, 04/21/2020 §	4,510
	Urbi Desarrollos Urbanos
600	9.50%, 01/21/2020 §	681
		5,191
	Finance and Insurance - 2.0%
	Asciano Finance Ltd.
1,271	3.13%, 09/23/2015 ▪	1,279
1,601	5.00%, 04/07/2018 ▪	1,672
	CDP Financial, Inc.
4,620	3.00%, 11/25/2014 ▪	4,835
	Corpoacion Andina De Fomento
4,295	3.75%, 01/15/2016	4,394
	HSBC Holdings plc
2,580	5.10%, 04/05/2021	2,710
	Icici Bank Ltd.
2,770	4.75%, 11/25/2016 ▪	2,810
	Lloyds Banking Group plc
6,730	4.38%, 01/12/2015 ▪	6,893
	Macquarie Bank Ltd.
775	6.63%, 04/07/2021 ▪	800
	Myriad International Holdings B.V.
1,800	6.38%, 07/28/2017 ▪	1,946
	Rabobank Netherlands
1,919	11.00%, 06/30/2019 ▪♠	2,452
	Royal Bank of Scotland plc
2,840	3.95%, 09/21/2015	2,849
	Standard Chartered plc
3,413	3.20%, 05/12/2016 ▪	3,442
	VTB Capital S.A.
950	6.55%, 10/13/2020 ▪	968
	ZFS Finance USA Trust I
939	6.50%, 05/09/2037 ▪Δ	934
		37,984
	Food Services - 0.1%
	Arcos Dorados S.A
1,373	7.50%, 10/01/2019 ▪	1,524

	Foreign Governments - 0.3%
	Banco Nacional De Desenvolvimento
2,100	5.50%, 07/12/2020 ▪	2,226
	Colombia (Republic of)
1,434	4.38%, 07/12/2021	1,476
	El Salvador (Republic of)
960	7.65%, 06/15/2035 §	1,013
		4,715

7

The Hartford Total Return Bond Fund
Schedule of Investments ― (continued)
July 31, 2011 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
FOREIGN BONDS - 7.9% - (continued)
	Health Care and Social Assistance - 0.0%
	Valeant Pharmaceuticals International
$617	7.00%, 10/01/2020 ▪	$595

	Information - 1.2%
	Deutsche Telekom International Finance B.V.
5,795	3.13%, 04/11/2016 ▪	5,970
	Intelsat Bermuda Ltd.
755	11.50%, 02/04/2017	812
	Intelsat Jackson Holdings Ltd.
1,160	8.50%, 11/01/2019	1,241
	Kabel Baden Wurttemberg GMBH & Co.
615	7.50%, 03/15/2019 ▪	634
	Rogers Cable, Inc.
1,240	8.75%, 05/01/2032	1,692
	Telecom Italia Capital
2,054	7.18%, 06/18/2019	2,174
1,035	7.72%, 06/04/2038	1,035
	Telefonica Emisiones SAU
4,825	3.99%, 02/16/2016	4,846
2,255	4.95%, 01/15/2015	2,346
1,610	5.13%, 04/27/2020	1,591
	Videotron Ltee
545	9.13%, 04/15/2018	613
	Wind Acquisition Finance S.A.
285	11.75%, 07/15/2017 ▪	316
		23,270
	Mining - 0.9%
	Alrosa Finance S.A.
2,100	7.75%, 11/03/2020 ▪	2,300
	Anglo American Capital plc
6,024	9.38%, 04/08/2014 – 04/08/2019 ▪	7,325
	Barrick Gold Corp.
1,775	2.90%, 05/30/2016 ▪	1,828
	FMG Resources Pty Ltd.
542	7.00%, 11/01/2015 ▪	562
	Taseko Mines Ltd.
409	7.75%, 04/15/2019	416
	Teck Resources Ltd.
3,270	10.75%, 05/15/2019	4,161
		16,592
	Miscellaneous Manufacturing - 0.2%
	Tyco Electronics Group S.A.
2,220	4.88%, 01/15/2021	2,371
2,822	6.55%, 10/01/2017	3,370
		5,741
	Paper Manufacturing - 0.0%
	Sappi Papier Holding, Inc.
625	6.63%, 04/15/2021 ▪	616

	Petroleum and Coal Products Manufacturing - 1.0%
	Ensco plc
3,530	3.25%, 03/15/2016	3,678
2,415	4.70%, 03/15/2021	2,536
	Gazprom International S.A.
706	7.20%, 02/01/2020 §	782
	KazMunayGas National Co.
755	11.75%, 01/23/2015 §	938
	Pemex Project Funding Master Trust
2,575	6.63%, 06/15/2035	2,806
	Petrobras International Finance Co.
1,740	3.88%, 01/27/2016	1,805
4,955	5.75%, 01/20/2020	5,433
	Talisman Energy, Inc.
1,230	7.75%, 06/01/2019	1,547
		19,525
	Pipeline Transportation - 0.1%
	TransCanada Pipelines Ltd.
1,769	7.25%, 08/15/2038	2,244

	Primary Metal Manufacturing - 0.6%
	ArcelorMittal
6,245	5.50%, 03/01/2021	6,398
2,380	9.00%, 02/15/2015	2,880
1,660	9.85%, 06/01/2019	2,161
	Novelis, Inc.
400	8.38%, 12/15/2017	435
		11,874
	Retail Trade - 0.2%
	Automotores Gildemeister
1,900	8.25%, 05/24/2021 ▪	2,001
	Jaguar Land Rover plc
521	8.13%, 05/15/2021 ▪	528
	Masonite International Co.
402	8.25%, 04/15/2021 ▪	405
		2,934
	Utilities - 0.3%
	AES El Salvador Trust
800	6.75%, 02/01/2016 §	824
	Comision Federal de Electricdad
1,600	4.88%, 05/26/2021 ▪	1,622
	E.CL S.A.
900	5.63%, 01/15/2021 ▪	966
	Empresas Public Medellin
1,625	7.63%, 07/29/2019 ⌂§	1,901
		5,313
	Total foreign bonds
	(cost $142,563)	$151,281

MUNICIPAL BONDS - 1.4%
	General Obligations - 0.4%
	Illinois (State of)
$5,620	4.96%, 03/01/2016	$5,917
	Oregon School Boards Association, Taxable Pension
1,250	4.76%, 06/30/2028	1,190
		7,107
	Higher Education (Univ., Dorms, etc.) - 0.3%
	Curators University, MO, System Fac Rev
950	5.79%, 11/01/2041	1,087

8

The Hartford Total Return Bond Fund
Schedule of Investments ― (continued)
July 31, 2011 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
MUNICIPAL BONDS - 1.4% - (continued)
	Higher Education (Univ., Dorms, etc.) - 0.3% - (continued)
	New York State Dormitory Auth Rev Non State
$3,840	5.00%, 10/01/2041	$4,041
		5,128
	Miscellaneous - 0.1%
	Colorado Bridge Enterprise Rev Build America Bond
1,675	6.08%, 12/01/2040	1,875

	Tax Allocation - 0.1%
	Regional Transportation Dist
2,180	5.84%, 11/01/2050	2,471

	Transportation - 0.1%
	Connecticut State Special Tax Obligation Rev
2,895	5.46%, 11/01/2030	2,974

	Utilities - Electric - 0.2%
	Georgia Municipal Elec Auth
4,510	6.64%, 04/01/2057	4,468

	Utilities - Water and Sewer - 0.2%
	San Francisco City & County Public Utilities Commission
3,515	6.00%, 11/01/2040	3,846

	Total municipal bonds
	(cost $26,500)	$27,869

SENIOR FLOATING RATE INTERESTS: NON-INVESTMENT GRADE♦ - 0.7%
	Air Transportation - 0.0%
	Macquarie Aircraft Leasing Finance S.A., Second Lien Term Loan
$762	4.19%, 11/29/2013 ±⌂	$701

	Finance and Insurance - 0.3%
	Asurion Corp., Second Lien Term Loan
501	9.00%, 05/24/2019 ±	504
	BNY Convergex Group LLC, 2nd Lien Eze Borrower Term Loan Committment
92	8.75%, 12/17/2017 ±	93
	BNY Convergex Group LLC, 2nd Lien Top Borrower Term Loan Committment
218	8.75%, 12/17/2017 ±	222
	Chrysler Group LLC
3,925	6.00%, 05/24/2017 ±	3,817
	Nuveen Investments, Inc., Second Lien Term Loan
1,460	12.50%, 07/31/2015 ±	1,548
		6,184
	Information - 0.1%
	WideOpenWest Finance LLC, Second Lien Term Loan
1,789	6.44%, 06/29/2015 ±	1,697

	Motor Vehicle & Parts Manufacturing - 0.2%
	General Motors Co.
3,580	0.44%, 10/27/2015 ◊☼	3,224

	Retail Trade - 0.1%
	Easton-Bell Sports, Inc.
1,973	11.50%, 12/31/2015 ±⌂	1,973

	Total senior floating rate interests: non-investment grade
	(cost $14,242)	$13,779

U.S. GOVERNMENT AGENCIES - 36.7%
	Federal Home Loan Mortgage Corporation - 8.7%
$62,768	4.00%, 08/01/2025 - 08/15/2039 ☼	$64,182
33,098	5.00%, 10/25/2020 ►	776
42,714	5.50%, 02/01/2037 - 08/01/2038 ☼	46,443
10,019	5.50%, 08/25/2020 ►	924
50,660	6.00%, 01/01/2023 - 06/01/2038	55,920
		168,245
	Federal National Mortgage Association - 12.6%
29,634	4.00%, 06/01/2025 - 10/01/2025	31,136
13,721	4.50%, 08/01/2024 - 08/01/2040	14,595
104,865	5.00%, 04/01/2018 - 04/25/2038	112,501
69,117	5.50%, 01/01/2017 - 09/01/2040	75,175
7,656	6.00%, 03/01/2013 - 02/01/2037	8,478
475	7.00%, 10/01/2037	549
124	7.50%, 12/01/2029 - 09/01/2031	146
		242,580
	Government National Mortgage Association - 15.4%
38,390	4.00%, 08/20/2040 - 12/20/2040	39,683
175,136	4.50%, 05/15/2040 - 10/20/2040 ╦‡	186,615
57,076	5.00%, 06/15/2039 - 09/20/2040 ‡	62,448
4,711	5.50%, 05/15/2033 - 04/15/2038	5,230
1,431	6.50%, 09/15/2028 - 07/15/2032	1,641
		295,617
	Total U.S. government agencies
	(cost $686,028)	$706,442

U.S. GOVERNMENT SECURITIES - 17.4%
	U.S. Treasury Securities - 17.4%
	U.S. Treasury Bonds - 4.2%
$11,105	4.38%, 05/15/2041	$11,560
47,783	4.75%, 02/15/2041	52,927
13,865	5.38%, 02/15/2031	16,915
		81,402

9

The Hartford Total Return Bond Fund
Schedule of Investments ― (continued)
July 31, 2011 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
U.S. GOVERNMENT SECURITIES - 17.4% - (continued)
	U.S. Treasury Securities - 17.4% - (continued)
	U.S. Treasury Notes - 13.2%
$125,751	0.38%, 10/31/2012	$125,893
19,784	0.50%, 05/31/2013	19,838
5,551	0.63%, 04/30/2013	5,578
867	0.75%, 06/15/2014	873
15,617	1.50%, 06/30/2016 - 07/31/2016	15,734
26,504	1.75%, 05/31/2016	27,063
4,652	2.38%, 05/31/2018 Ø	4,748
39,805	2.50%, 04/30/2015	42,268
11,372	3.13%, 05/15/2021	11,683
		253,678
		335,080
	Total U.S. government securities
	(cost $330,171)	$335,080

Contracts		Market Value ╪
CALL OPTIONS PURCHASED - 0.0%
	Foreign Exchange Option Contracts - 0.0%
	CHF/MXN
25,793	Expiration: 01/05/2012 Ø	$39
25,793	Expiration: 03/15/2012 Ø	121
	EUR/USD Binary
2,012	Expiration: 11/24/2011 β	8
	SGD/USD
58,000	Expiration: 08/11/2011	18
		186
	Total call options purchased
	(cost $2,087)	$186

PUT OPTIONS PURCHASED - 0.2%
	Credit Option Contracts - 0.0%
	Credit Default Swaption CDX.NA.IG.16
57,000	Expiration: 12/22/2011, Exercise Price: $1.05 Ø	$348
	Credit Default Swaption ITRX.AUST.15
8,065	Expiration: 12/22/2011, Exercise Price: $1.25	69
	Credit Default Swaption ITRX.EUR.15
38,796	Expiration: 09/22/2011, Exercise Price: $1.20	214
	Credit Default Swaption ITRX.SNR.Finance.15
40,708	Expiration: 09/22/2011, Exercise Price: $1.80 Ø	458
		1,089
	Foreign Exchange Option Contracts - 0.1%
	EUR/USD
38,078	Expiration: 04/18/2012 Θ	1,103
	GBP/USD
58,025	Expiration: 08/11/2011	132
	JPY/MXN
24,111	Expiration: 03/26/2012 Θ	699
		1,934
	Future Option Contract - 0.1%
	5 Year U.S. Treasury Note
1	Expiration: 08/29/2011, Exercise Price: $119.00 Ø	84
	90 Day EURO
4	Expiration: 12/20/2011, Exercise Price: $99.37 Ø	860
	U.S. Ultra Bond
1	Expiration: 08/29/2011, Exercise Price: $124.00 Ø	197
		1,141
	Total put options purchased
	(cost $5,927)	$4,164

Shares or Principal Amount		Market Value ╪
PREFERRED STOCKS - 0.1%
	Automobiles & Components - 0.1%
4	Dana Holding Corp. Preferred, 4.00% ۞▪	$563
32	General Motors Co. Preferred, 4.75% ۞	1,474
		2,037
	Banks - 0.0%
85	Federal Home Loan Mortgage Corp.	247
–	US Bancorp, 7.19%	391
		638
	Total preferred stocks
	(cost $4,674)	$2,675

	Total long-term investments
	(cost $1,809,066)	$1,872,075

SHORT-TERM INVESTMENTS - 4.8%
	Commercial Paper - 1.6%
	Beverage and Tobacco Product Manufacturing - 0.3%
	Coca Cola Co.
$6,000	0.09%, 8/18/2011 ▪○	$6,000

	Computer and Electrical Products Manufacturing - 0.3%
	International Business Machines Co.
5,000	0.06%, 8/22/2011 ▪○	5,000

	Foreign Governments - 0.5%
	Ontario (Province of)
9,000	0.07%, 8/5/2011 ○	9,000

10

The Hartford Total Return Bond Fund
Schedule of Investments ― (continued)
July 31, 2011 (Unaudited)
(000’s Omitted)

Shares or Principal Amount			Market Value ╪
SHORT-TERM INVESTMENTS - 4.8% - (continued)
	Commercial Paper - 1.6% - (continued)
	Health Care and Social Assistance - 0.2%
	Abbott Laboratories
$4,000	0.10%, 9/6/2011 ▪○		$3,999

	Retail Trade - 0.3%
	Wal-Mart Stores, Inc.
6,000	0.07%, 8/5/2011 ○		6,000
			29,999
	Investment Pools and Funds - 0.0%
366	JP Morgan U.S. Government Money Market Fund		$366

	Repurchase Agreements - 2.8%
	BNP Paribas Securities Corp. TriParty Joint Repurchase Agreement (maturing on 08/01/2011 in the amount of $12,974, collateralized by U.S. Treasury Bond 6.13%, 2029, value of $13,234)
$12,974	0.13%, 7/29/2011		$12,974
	Deutsche Bank Securities TriParty Joint Repurchase Agreement (maturing on 08/01/2011 in the amount of $12,463, collateralized by U.S. Treasury Bond 6.50%, 2026, value of $12,712)
12,463	0.14%, 7/29/2011		12,463

RBS Greenwich Capital Markets TriParty
Joint Repurchase Agreement (maturing on
08/01/2011 in the amount of $18,967,
collateralized by U.S. Treasury Bond
3.38% - 4.50%, 2038 - 2041, U.S.
Treasury Note 0.50% - 1.00%, 2013,
value of $19,347)

18,967	0.15%, 7/29/2011		18,967
	UBS Securities, Inc. TriParty Joint Repurchase Agreement (maturing on 08/01/2011 in the amount of $8,650, collateralized by U.S. Treasury Note 0.50%, 2015, value of $8,823)
8,650	0.15%, 7/29/2011		8,650
			53,054
	U.S. Treasury Bills - 0.4%
8,700	0.07%, 10/27/2011 □○		$8,698

	Total short-term investments
	(cost $92,118)		$92,117

	Total investments
	(cost $1,901,184) ▲	102.0%	$1,964,192
	Other assets and liabilities	(2.0)%	(39,207)
	Total net assets	100.0%	$1,924,985

11

The Hartford Total Return Bond Fund
Schedule of Investments ― (continued)
July 31, 2011 (Unaudited)
(000’s Omitted)

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 8.4% of total net assets at July 31, 2011.

▲	At July 31, 2011, the cost of securities for federal income tax purposes was $1,902,587 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$75,793
Unrealized Depreciation	(14,188)
Net Unrealized Appreciation	$61,605

†
The aggregate value of securities valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Company's Board of Directors at July 31, 2011, was $101, which represents 0.01% of total net assets.

•	Currently non-income producing. For long-term debt securities, items identified are in default as to payment of interest and/or principal.

Ψ	The company is in bankruptcy. The investment held by the fund is current with respect to interest payments.

Δ	Variable rate securities; the rate reported is the coupon rate in effect at July 31, 2011.

○	The interest rate disclosed for these securities represents the effective yield on the date of the acquisition.

►	Securities disclosed are interest-only strips. The interest rates represent effective yields based upon estimated future cash flows at July 31, 2011.

±	The interest rate disclosed for these securities represents the average coupon as of July 31, 2011.

◊	The interest rate disclosed for these securities represents an estimated average coupon as of July 31, 2011.

♦
Senior floating rate interests generally pay interest rates which are periodically adjusted by reference to a base short-term, floating lending rate plus a premium.  These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as the London Inter-Bank Offered Rate (LIBOR), (ii) the prime rate offered by one or more major United States Banks, or (iii) the bank's certificate of deposit rate.  Senior floating rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election.  The rate at which the borrower repays cannot be predicted with accuracy.  As a result, the actual remaining maturity may be substantially less than the stated maturities shown.

▪
Securities issued within terms of a private placement memorandum, exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers.  Unless otherwise indicated, these holdings are determined to be liquid.  At July 31, 2011, the aggregate value of these securities was $248,942, which represents 12.93% of total net assets.

§
These securities were sold to the Fund under Regulation S, rules governing offers and sales made outside the United States without registration under the Securities Act of 1933.  The Fund may only be able to resell these securities in the United States if an exemption from registration under the federal and state securities laws is available, or the Fund may only be able to sell these securities outside of the United States (such as on a foreign exchange) to a non-U.S. person. Unless otherwise indicated, these holdings are determined to be liquid.  At July 31, 2011, the aggregate value of these securities amounted to $10,649, which represents 0.45% of total net assets.

∞
Securities exempt from registration under Regulation D of the Securities Act of 1933.  The Fund may only be able to resell these securities if they are subsequently registered or if an exemption from registration under the federal and state securities laws is available.  Unless otherwise indicated, these holdings are determined to be liquid.  At July 31, 2011, the aggregate value and percentage of net assets of these securities rounds to zero.

۞	Convertible security.

♠	Perpetual maturity security. Maturity date shown is the first call date.

β
This security has limitations.  If the U.S. Dollar to Euro exchange rate is less than or equal to 1.10 on expiration date, the counterparty will be required to pay the Fund the equivalent of par on the number of contracts traded.

☼	The cost of securities purchased on a when-issued, delayed delivery or delayed draw basis at July 31, 2011 was $85,429.

‡	This security, or a portion of this security, has been segregated to cover funding requirements on investment transactions settling in the future.

12

The Hartford Total Return Bond Fund
Schedule of Investments ― (continued)
July 31, 2011 (Unaudited)
(000’s Omitted)

╦	This security, or a portion of this security, has been pledged as collateral in connection with swap contracts.

□	Security pledged as initial margin deposit for open futures contracts held at July 31, 2011 as listed in the table below:

Description	Number of Contracts*	Position	Expiration Date	Market Value ╪	Notional Amount	Unrealized Appreciation/ (Depreciation)
2 Year U.S. Treasury Note	813	Long	09/30/2011	$178,796	$178,525	$271
5 Year U.S. Treasury Note	163	Long	09/30/2011	19,796	19,574	222
10 Year U.S. Treasury Note	161	Long	09/21/2011	20,236	20,221	15
U.S. Long Bond	98	Long	09/21/2011	12,556	12,198	358
						$866

*	The number of contracts does not omit 000's.

Θ	At July 31, 2011, these securities were designated to cover written call options in the table below:

Issuer	Option Type	Exercise Price/ Rate	Expiration Date	Number of Contracts*	Market Value ╪	Premiums Received	Unrealized Appreciation (Depreciation)
JPY/MXN	Foreign Exchange	$6.05	03/26/2012	24,111,167	$827	$1,078	$251
USD/EUR	Foreign Exchange	$1.50	04/18/2012	38,077,995	846	659	(187)
					$1,673	$1,737	$64

*	The number of contracts does not omit 000's.

Ø	Securities valued at $5,246 collateralized the written put options in the table below. At July 31, 2011, the maximum delivery obligation of the written put options is $133,384.

Issuer	Option Type	Exercise Price/ Rate	Expiration Date	Number of Contracts*	Market Value ╪	Premiums Received	Unrealized Appreciation (Depreciation)
5 Year U.S. Treasury Note	Future	$117.00	08/29/2011	770	$24	$194	$170
90 Day EURO	Future	$99.00	12/20/2011	3,526	419	393	(26)
CHF/MXN	Foreign Exchange	$14.10	01/05/2012	25,792,516	1,993	871	(1,122)
CHF/MXN	Foreign Exchange	$14.49	03/15/2012	25,792,516	1,854	911	(943)
Credit Default Swaption CDX.NA.IG.16	Credit	$1.20	12/22/2011	57,000,000	257	234	(23)
Credit Default Swaption ITRX.SNR.Finance.15	Credit	$2.20	09/22/2011	40,714,717	239	284	45
EUR/USD	Foreign Exchange	$1.17	04/18/2012	38,077,995	259	333	74
U.S. Ultra Bond	Future	$122.00	08/29/2011	504	118	361	243
USD/EUR	Foreign Exchange	$1.60	12/02/2011	45,866,023	83	255	172
					$5,246	$3,836	$(1,410)

*	The number of contracts does not omit 000's.

⌂
The following securities are considered illiquid.  Illiquid securities are often purchased in private placement transactions, are often not registered under the Securities Act of 1933 and may have contractual restrictions on resale. A security may also be considered illiquid if the security lacks a readily available market or if its valuation has not changed for a certain period of time.

Period Acquired	Shares/ Par	Security	Cost Basis
12/2004	$13,231	Bear Stearns Commercial Mortgage Securities, Inc., 15.00%, 11/11/2041 - 07/11/2042	$82
08/2007	$6,293	Countrywide Home Loans, Inc., 6.00%, 10/25/2037	6,179
11/2010 - 05/2011	$1,973	Easton-Bell Sports, Inc., 11.50%, 12/31/2015	1,952
06/2011	$1,625	Empresas Public Medellin, 7.63%, 07/29/2019 - Reg S	1,897
03/2007	$385	JP Morgan Automotive Receivable Trust, 12.85%, 03/15/2012	385
09/2006	$17,450	LB-UBS Commercial Mortgage Trust, 5.26%, 09/15/2039	222
01/2011	$762	Macquarie Aircraft Leasing Finance S.A., Second Lien Term Loan, 4.19%, 11/29/2013	687
09/2006	$16,247	Merrill Lynch/Countrywide Commercial Mortgage Trust, 7.00%, 07/12/2046	285
04/2005 - 08/2006	$2,620	Morgan Stanley Dean Witter Capital I, 8.05%, 08/25/2032 - Reg D	84

13

The Hartford Total Return Bond Fund
Schedule of Investments ― (continued)
July 31, 2011 (Unaudited)
(000’s Omitted)

Period Acquired	Shares/ Par	Security	Cost Basis
04/2007	$48	Nationstar Home Equity Loan Trust, 0.00%, 03/25/2037 - 144A	$48
06/2009	$4,098	Residential Funding Mortgage Securities, Inc., 6.00%, 07/25/2037	3,013
03/2008	$2,746	Wells Fargo Alternative Loan Trust, 6.25%, 11/25/2037	2,228

The aggregate value of these securities at July 31, 2011, was $16,964, which represents 0.88% of total net assets.

Foreign Currency Contracts Outstanding at July 31, 2011

Description	Counterparty	Buy / Sell	Market Value ╪	Contract Amount	Delivery Date	Unrealized Appreciation/ (Depreciation)
Australian Dollar	Citigroup Global Markets	Buy	$19,698	$19,057	08/26/2011	$641
Australian Dollar	Morgan Stanley	Sell	19,698	18,972	08/26/2011	(726)
Australian Dollar	State Street Global Markets LLC	Sell	19,191	19,214	08/12/2011	23
British Pound	Morgan Stanley	Buy	225	224	08/01/2011	1
Canadian Dollar	State Street Global Markets LLC	Buy	19,215	19,214	08/12/2011	1
Canadian Dollar	Wells Fargo	Buy	19,164	19,417	08/11/2011	(253)
Canadian Dollar	Wells Fargo	Sell	19,164	19,132	08/11/2011	(32)
Euro	JP Morgan Securities	Buy	19,106	19,247	08/09/2011	(141)
Euro	JP Morgan Securities	Sell	19,106	19,135	08/09/2011	29
Euro	Wells Fargo	Sell	19,249	19,417	08/11/2011	168
Euro	Wells Fargo	Buy	19,249	19,095	08/11/2011	154
Euro	Wells Fargo	Buy	19,255	19,314	08/02/2011	(59)
Euro	Wells Fargo	Sell	19,255	19,183	08/02/2011	(72)
						$(266)

Credit Default Swap Contracts Outstanding at July 31, 2011

Reference Entity	Counterparty	Notional Amount (a)	Buy/Sell Protection	(Pay)/Receive Fixed Rate	Expiration Date	Cost	Market Value ╪	Unrealized Appreciation/ (Depreciation)
Banco Santander S.A.	Barclay Investment, Inc.	$4,300	Buy	(1.00)%	03/20/15	$218	$223	$5
CDX North American High Yield Index	Barclay Investment, Inc.	38,580	Buy	(5.00)%	06/20/16	(121)	85	206
CDX North American High Yield Index	JP Morgan Securities	19,270	Buy	(5.00)%	06/20/16	(97)	(49)	48
CDX North American Investment Grade Index	Morgan Stanley	38,705	Buy	(1.00)%	12/20/15	(423)	(290)	133
Pacific Gas & Electric Co.	Credit Suisse	2,200	Sell	1.00%	09/20/16	(18)	(20)	(2)
								$390

(a)
The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

14

The Hartford Total Return Bond Fund
Schedule of Investments ― (continued)
July 31, 2011 (Unaudited)
(000’s Omitted)

Distribution by Credit Quality
as of July 31, 2011

Credit Rating *	Percentage of Net Assets
Aaa / AAA	3.2%
Aa / AA	3.3
A	9.7
Baa / BBB	18.1
Ba / BB	3.0
B	2.7
Caa / CCC or Lower	2.3
Unrated	0.5
U.S. Government Securities	54.5
Cash	4.7
Other Assets & Liabilities	(2.0)
Total	100.0%

*
Does not apply to the Fund itself. Based upon Moody’s and S&P long-term credit ratings for the Fund’s holdings as of date noted. If Moody's and S&P assign different ratings to a holding, the lower rating is used. "Unrated" includes fixed-income securities (other than cash-like short-term instruments and U.S. Government securities) for which Moody’s and S&P have not issued long-term credit ratings. “Cash” includes non fixed income instruments and other short-term instruments.

Investment Valuation Hierarchy Level Summary
July 31, 2011

	Total	Level 1 ♦	Level 2 ♦	Level 3
Assets:
Asset & Commercial Mortgage Backed Securities	$111,210	$–	$97,795	$13,415
Call Options Purchased	186	–	186	–
Corporate Bonds: Investment Grade	412,906	–	407,427	5,479
Corporate Bonds: Non-Investment Grade	106,483	–	106,483	–
Foreign Bonds	151,281	–	151,281	–
Municipal Bonds	27,869	–	27,869	–
Preferred Stocks	2,675	247	2,428	–
Put Options Purchased	4,164	1,141	3,023	–
Senior Floating Rate Interests: Non-Investment Grade	13,779	–	13,779	–
U.S. Government Agencies	706,442	–	706,442	–
U.S. Government Securities	335,080	37,116	297,964	–
Short-Term Investments	92,117	366	91,751	–
Total	$1,964,192	$38,870	$1,906,428	$18,894
Credit Default Swaps *	392	–	392	–
Foreign Currency Contracts *	1,017	–	1,017	–
Futures *	866	866	–	–
Written Options *	955	413	542	–
Total	$3,230	$1,279	$1,951	$–
Liabilities:
Credit Default Swaps *	2	–	2	–
Foreign Currency Contracts *	1,283	–	1,283	–
Written Options *	2,301	26	2,275	–
Total	$3,586	$26	$3,560	$–

♦	For the nine-month period ended July 31, 2011, there were no significant transfer between Level 1 and Level 2.
*	Derivative instruments not reflected in the Schedule of Investments are valued at the unrealized appreciation/depreciation on the investments.

15

The Hartford Total Return Bond Fund
Schedule of Investments ― (continued)
July 31, 2011 (Unaudited)
(000’s Omitted)

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Balance as of October 31, 2010	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)		Net Amortization	Purchases	Sales	Transfers Into Level 3 *	Transfers Out of Level 3 *	Balance as of July 31, 2011
Assets:
Asset & Commercial Mortgage Backed Securities	$16,894	$2,082	$(58	)†	$122	$7,674	$(6,399)	$—	$(6,900)	$13,415
Corporate Bonds	9,406	—	124	‡	(24)	—	—	—	(4,027)	5,479
Options Purchased	—	(235)	235		—	—	—	—	—	—
Total	$26,300	$1,847	$301		$98	$7,674	$(6,399)	$—	$(10,927)	$18,894

*	Securities are transferred into and out of Level 3 for a variety of reasons including, but not limited to:
1)	Securities where trading has been halted (transfer into Level 3) or securities where trading has resumed (transfer out of Level 3).
2)	Broker quoted securities (transfer into Level 3) or quoted prices in active markets (transfer out of Level 3).
3)	Securities that have certain restrictions on trading (transfer into Level 3) or securities where trading restrictions have expired (transfer out of Level 3).
†	Change in unrealized appreciation or depreciation in the current period relating to assets still held at July 31, 2011 was $1,464.
‡	Change in unrealized appreciation or depreciation in the current period relating to assets still held at July 31, 2011 was $124.

16

The Hartford Value Fund
Schedule of Investments
July 31, 2011 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 97.9%
	Automobiles & Components - 1.0%
91	General Motors Co. •	$2,505
198	Goodyear Tire & Rubber Co. •	3,202
		5,707
	Banks - 6.5%
191	PNC Financial Services Group, Inc.	10,375
324	US Bancorp	8,449
650	Wells Fargo & Co.	18,152
		36,976
	Capital Goods - 11.0%
58	3M Co.	5,011
71	Boeing Co.	4,968
640	General Electric Co.	11,457
127	Illinois Tool Works, Inc.	6,305
196	Ingersoll-Rand plc	7,323
113	PACCAR, Inc.	4,837
143	Stanley Black & Decker, Inc.	9,431
215	Textron, Inc.	4,978
193	Tyco International Ltd.	8,548
		62,858
	Commercial & Professional Services - 0.7%
137	Republic Services, Inc.	3,983

	Consumer Durables & Apparel - 1.0%
217	Mattel, Inc.	5,780

	Diversified Financials - 8.9%
77	Ameriprise Financial, Inc.	4,150
949	Bank of America Corp.	9,219
45	BlackRock, Inc.	7,959
134	Credit Suisse Group ADR	4,812
57	Goldman Sachs Group, Inc.	7,639
428	JP Morgan Chase & Co.	17,293
		51,072
	Energy - 13.1%
49	Apache Corp.	6,038
110	Baker Hughes, Inc.	8,473
173	Chevron Corp.	18,016
37	EOG Resources, Inc.	3,774
100	Exxon Mobil Corp.	7,955
152	Marathon Oil Corp.	4,707
76	Marathon Petroleum Corp. •	3,328
125	Occidental Petroleum Corp.	12,292
80	Royal Dutch Shell plc ADR	5,877
106	Southwestern Energy Co. •	4,715
		75,175
	Food & Staples Retailing - 1.7%
181	CVS/Caremark Corp.	6,572
102	Sysco Corp.	3,132
		9,704
	Food, Beverage & Tobacco - 5.6%
138	General Mills, Inc.	5,139
198	Kraft Foods, Inc.	6,818
139	Molson Coors Brewing Co.	6,262
94	PepsiCo, Inc.	6,020
108	Philip Morris International, Inc.	7,672
		31,911
	Health Care Equipment & Services - 5.3%
96	Baxter International, Inc.	5,608
140	Covidien plc	7,131
220	HCA Holdings, Inc. •	5,868
167	UnitedHealth Group, Inc.	8,263
59	Zimmer Holdings, Inc. •	3,559
		30,429
	Insurance - 7.5%
176	ACE Ltd.	11,768
114	Chubb Corp.	7,098
304	Marsh & McLennan Cos., Inc.	8,977
159	Principal Financial Group, Inc.	4,390
–	Swiss Re	11
80	Swiss Re Ltd.	4,520
244	Unum Group	5,951
		42,715
	Materials - 6.8%
33	CF Industries Holdings, Inc.	5,172
251	Dow Chemical Co.	8,745
112	E.I. DuPont de Nemours & Co.	5,739
95	Mosaic Co.	6,704
72	Nucor Corp.	2,788
126	Rexam plc ADR	3,850
390	Steel Dynamics, Inc.	6,089
		39,087
	Media - 2.5%
107	CBS Corp. Class B	2,929
461	Comcast Corp. Class A	11,084
		14,013
	Pharmaceuticals, Biotechnology & Life Sciences - 8.5%
93	Abbott Laboratories	4,752
116	Amgen, Inc. •	6,324
109	Johnson & Johnson	7,062
302	Merck & Co., Inc.	10,307
704	Pfizer, Inc.	13,541
144	Teva Pharmaceutical Industries Ltd. ADR	6,721
		48,707
	Retailing - 3.7%
172	Home Depot, Inc.	6,004
126	Kohl's Corp.	6,888
107	Nordstrom, Inc.	5,362
194	Staples, Inc.	3,119
		21,373
	Semiconductors & Semiconductor Equipment - 4.7%
161	Analog Devices, Inc.	5,535
447	Intel Corp.	9,986
177	Maxim Integrated Products, Inc.	4,055
226	Xilinx, Inc.	7,267
		26,843
	Software & Services - 1.4%
302	Microsoft Corp.	8,272

	Technology Hardware & Equipment - 1.7%
309	Cisco Systems, Inc.	4,927
140	Hewlett-Packard Co.	4,922
		9,849
	Telecommunication Services - 2.8%
546	AT&T, Inc.	15,972

	Utilities - 3.5%
124	Edison International	4,702
75	Entergy Corp.	5,030
56	NextEra Energy, Inc.	3,100
148	Northeast Utilities	5,042

1

The Hartford Value Fund
Schedule of Investments ― (continued)
July 31, 2011 (Unaudited)
(000’s Omitted)

Shares or Principal Amount			Market Value ╪
COMMON STOCKS - 97.9% - (continued)
	Utilities - 3.5% - (continued)
70	PPL Corp.		$1,947
			19,821
	Total common stocks
	(cost $496,987)		$560,247

	Total long-term investments
	(cost $496,987)		$560,247

SHORT-TERM INVESTMENTS - 1.8%
	Repurchase Agreements - 1.8%
	Bank of America Merrill Lynch TriParty Joint Repurchase Agreement (maturing on 08/01/2011 in the amount of $252, collateralized by FHLMC 4.50%, 2040, FNMA 3.12% - 6.00%, 2019 - 2047, value of $257)
$252	0.18%, 7/29/2011		$252
	Barclays Capital TriParty Joint Repurchase Agreement (maturing on 08/01/2011 in the amount of $449, collateralized by FHLMC 0.14%, 2013, value of $458)
449	0.18%, 7/29/2011		449

BNP Paribas Securities Corp. TriParty Joint
Repurchase Agreement (maturing on
08/01/2011 in the amount of $2,535,
collateralized by FHLMC 3.50% - 6.00%,
2022 - 2041, FNMA 3.50% - 6.00%, 2019 –
2047, value of $2,586)

2,535	0.20%, 7/29/2011		2,535
	Deutsche Bank Securities TriParty Joint Repurchase Agreement (maturing on 08/01/2011 in the amount of $6,462, collateralized by GNMA 3.30% - 7.00%, 2026 - 2051, value of $6,591)
6,462	0.20%, 7/29/2011		6,462
	UBS Securities, Inc. Joint Repurchase Agreement (maturing on 08/01/2011 in the amount of $20, collateralized by U.S. Treasury Bill 1.13%, 2011, value of $20)
20	0.14%, 7/29/2011		20
	UBS Securities, Inc. TriParty Joint Repurchase Agreement (maturing on 08/01/2011 in the amount of $525, collateralized by FHLMC 4.00%, 2025, value of $535)
525	0.20%, 7/29/2011		525
			10,243
	Total short-term investments
	(cost $10,243)		$10,243

	Total investments
	(cost $507,230) ▲	99.7%	$570,490
	Other assets and liabilities	0.3%	1,864
	Total net assets	100.0%	$572,354

2

The Hartford Value Fund
Schedule of Investments ― (continued)
July 31, 2011 (Unaudited)
(000’s Omitted)

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 4.5% of total net assets at July 31, 2011.

Prices of foreign equities that are principally traded on certain foreign markets may be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

▲	At July 31, 2011, the cost of securities for federal income tax purposes was $510,837 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$79,263
Unrealized Depreciation	(19,610)
Net Unrealized Appreciation	$59,653

•	Currently non-income producing.

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

Investment Valuation Hierarchy Level Summary
July 31, 2011

	Total	Level 1 ♦	Level 2 ♦	Level 3
Assets:
Common Stocks ‡	$560,247	$560,236	$11	$–
Short-Term Investments	10,243	–	10,243	–
Total	$570,490	$560,236	$10,254	$–

♦	For the nine-month period ended July 31, 2011, there were no significant transfer between Level 1 and Level 2.
‡	The Fund has all or primarily all of the equity securities categorized in a particular level. Refer to the Schedule of Investments for further industry breakout.

3

The Hartford World Bond Fund
Schedule of Investments
July 31, 2011 (Unaudited)
(000’s Omitted)

Shares or Principal Amount ╬			Market Value ╪
ASSET & COMMERCIAL MORTGAGE BACKED SECURITIES - 7.9%
		Germany - 1.3%
		DBUBS Mortgage Trust
	$3,153	4.89%, 01/01/2021 ▪►	$197
	150	5.00%, 11/10/2046 ▪	156
		United States - 6.6%
		AmeriCredit Automobile Receivables Trust
	37	5.56%, 06/06/2014	38
		Bank of America Automotive Trust
	125	3.52%, 06/15/2016 ▪	128
		Bear Stearns Commercial Mortgage Securities, Inc.
	80	5.20%, 12/11/2038	87
	125	5.33%, 01/12/2045	127
		Citigroup/Deutsche Bank Commercial Mortgage Trust
	170	5.22%, 07/15/2044 Δ	186
		Countrywide Alternative Loan Trust
	131	0.31%, 06/25/2036 Δ	71
		Ford Credit Automotive Lease Trust
	121	0.74%, 09/15/2013	121
		Greenwich Capital Commercial Funding Corp.
	150	5.88%, 07/10/2038 Δ	166
		Harley-Davidson Motorcycle Trust
	104	3.19%, 11/15/2013	105
		JP Morgan Chase Commercial Mortgage Security Corp.
	237	5.23%, 12/15/2044 Δ	251
		Merrill Lynch Mortgage Investors, Inc.
	137	0.30%, 03/25/2037 Δ	70
		Merrill Lynch/Countrywide Commercial Mortgage Trust
	105	5.90%, 06/12/2046 Δ	117
		Morgan Stanley Capital, Inc.
	460	0.33%, 08/25/2036 - 11/25/2036 Δ	206
		Option One Mortgage Loan Trust
	78	0.29%, 02/25/2037 Δ	43
		Securitized Asset Backed Receivables LLC Trust
	174	0.32%, 05/25/2037 Δ	112

		Total asset & commercial mortgage backed securities
		(cost $2,180)	$2,181

CORPORATE BONDS: INVESTMENT GRADE - 1.6%
		United States - 1.6%
		American International Group, Inc.
EUR	150	4.00%, 09/20/2011	$216
		Cingular Wireless LLC
	125	6.50%, 12/15/2011	128
		CVS Caremark Corp.
	50	6.30%, 06/01/2037 Δ	49
		Qwest Corp.
	30	8.38%, 05/01/2016	36

		Total corporate bonds: investment grade
		(cost $430)	$429

CORPORATE BONDS: NON-INVESTMENT GRADE - 4.5%
		United States - 4.5%
		AES Corp.
	$40	7.75%, 10/15/2015	$43
		AMC Entertainment, Inc.
	20	8.00%, 03/01/2014	20
		Antero Resources Finance
	10	7.25%, 08/01/2019 ▪	10
		Aramark Corp.
	35	8.50%, 02/01/2015	36
		Ball Corp.
	20	7.13%, 09/01/2016	22
		Biomet, Inc.
	30	10.00%, 10/15/2017	33
		Case Corp.
	45	7.25%, 01/15/2016	50
		Chesapeake Energy Corp.
	20	2.50%, 05/15/2037 ۞	22
		CIT Group, Inc.
	45	7.00%, 05/01/2017	45
		Community Health Systems, Inc.
	30	8.88%, 07/15/2015	31
		Cricket Communications, Inc.
	25	7.75%, 05/15/2016	27
		El Paso Corp.
	40	7.00%, 06/15/2017	46
		Equinix, Inc.
	5	7.00%, 07/15/2021	5
		Ford Motor Co.
	25	7.45%, 07/16/2031	28
		Ford Motor Credit Co.
	25	7.00%, 10/01/2013	27
		Fresenius U.S. Finance II
	25	9.00%, 07/15/2015 ▪	28
		Frontier Communications
	35	6.63%, 03/15/2015	36
		HCA, Inc.
	45	6.38%, 01/15/2015	46
		Host Marriott L.P.
	35	6.38%, 03/15/2015	36
		International Lease Finance Corp.
	60	5.65%, 06/01/2014	61
		Leap Wireless International, Inc.
	30	4.50%, 07/15/2014 ۞	29
		Masco Corp.
	45	4.80%, 06/15/2015	45
		Mediacom Broadband LLC
	30	8.50%, 10/15/2015	31
		MGM Mirage, Inc.
	30	11.13%, 11/15/2017	35

1

The Hartford World Bond Fund
Schedule of Investments ― (continued)
July 31, 2011 (Unaudited)
(000’s Omitted)

Shares or Principal Amount ╬			Market Value ╪
CORPORATE BONDS: NON-INVESTMENT GRADE - 4.5% - (continued)
		United States - 4.5% - (continued)
		Owens-Brockway
	$35	7.38%, 05/15/2016	$38
		Peabody Energy Corp.
	45	7.38%, 11/01/2016	51
		Peninsula Gaming LLC
	20	8.38%, 08/15/2015	21
		Pioneer Natural Resources Co.
	40	5.88%, 07/15/2016	43
		Provident Funding Associates L.P.
	20	10.25%, 04/15/2017 ▪	22
		SBA Telecommunications
	25	8.00%, 08/15/2016	27
		Seagate Technology Holdings
	35	6.80%, 10/01/2016	37
		Service Corp. International
	25	7.38%, 10/01/2014	27
		SLM Corp.
	40	6.25%, 01/25/2016	42
		SunGard Data Systems, Inc.
	35	10.63%, 05/15/2015	38
		United Rentals North America, Inc.
	25	10.88%, 06/15/2016	29
		Windstream Corp.
	25	8.63%, 08/01/2016	26
		Yankee Acquisition Corp.
	35	8.50%, 02/15/2015	36

		Total corporate bonds: non-investment grade
		(cost $1,233)	$1,229

FOREIGN BONDS - 59.9%
		Australia - 4.3%
		Australian Government
AUD	200	4.50%, 04/15/2020	215
AUD	575	4.75%, 06/15/2016	639
AUD	250	5.50%, 12/15/2013	281
		FMG Resources Pty Ltd.
	$45	7.00%, 11/01/2015 ▪	$47
			1,182
		Austria - 5.5%
		Austria (Republic of)
EUR	460	3.20%, 02/20/2017	685
EUR	100	3.80%, 10/20/2013	151
EUR	300	3.90%, 07/15/2020	461
EUR	75	4.15%, 03/15/2037	114
EUR	75	6.25%, 07/15/2027 ▪	143
			1,554
		Brazil - 0.1%
		Brazil Notas do Tesouro Nacional Serie F
BRL	40	10.00%, 01/01/2013	25

		Canada - 5.6%
		Canadian Government
CAD	325	2.50%, 09/01/2013	348
CAD	90	3.25%, 06/01/2021	98
CAD	525	4.00%, 06/01/2016 - 06/01/2041	607
CAD	100	5.00%, 06/01/2037	135
		Canadian Pacific Railway Co.
	125	6.25%, 10/15/2011	126
		Kinder Morgan Finance Co.
	35	5.70%, 01/05/2016	37
		Ontario (Province of)
	125	1.88%, 11/19/2012	127
		Videotron Ltee
	30	9.13%, 04/15/2018	34
			1,512
		Denmark - 5.8%
		Denmark (Kingdom of)
DKK	2,825	4.00%, 11/15/2015 - 11/15/2019	599
DKK	1,375	4.50%, 11/15/2039	325
DKK	2,050	5.00%, 11/15/2013	427
DKK	900	7.00%, 11/10/2024	248
			1,599
		Finland - 5.3%
		Finnish Government
EUR	425	1.75%, 04/15/2016	601
EUR	350	3.50%, 04/15/2021	526
EUR	100	4.00%, 07/04/2025	153
EUR	100	5.38%, 07/04/2013	155
			1,435
		France - 0.4%
		Caisse D'Amortissement de la Dette Sociale
GBP	75	1.10%, 06/17/2013 Δ	123

		Germany - 5.6%
		Bundesobligation
EUR	375	2.00%, 02/26/2016	546
		Bundesrepublik Deutschland
EUR	255	2.50%, 01/04/2021	367
EUR	60	4.75%, 07/04/2040	109
EUR	115	5.63%, 01/04/2028	215
		Germany (Federal Republic of)
EUR	200	3.75%, 07/04/2013	301
			1,538
		Mexico - 0.0%
		Mexican Bonos De Desarrollo
MXN	44	8.50%, 11/18/2038 Δ	4

		Netherlands - 5.7%
		Netherlands Government
EUR	350	3.25%, 07/15/2021	516
EUR	375	4.00%, 07/15/2016 - 01/15/2037	588
EUR	100	4.25%, 07/15/2013	151
EUR	100	5.50%, 01/15/2028	182
		Volkswagen Financial Services N.V
EUR	100	1.73%, 11/27/2012 Δ	143
			1,580

2

The Hartford World Bond Fund
Schedule of Investments ― (continued)
July 31, 2011 (Unaudited)
(000’s Omitted)

Shares or Principal Amount ╬			Market Value ╪
FOREIGN BONDS - 59.9% - (continued)
		Norway - 6.5%
		Norwegian Government
NOK	1,700	4.25%, 05/19/2017	$345
NOK	2,025	4.50%, 05/22/2019	423
NOK	3,200	5.00%, 05/15/2015	649
NOK	1,800	6.50%, 05/15/2013	359
			1,776
		Peru - 0.0%
		Peru (Republic of)
PEN	18	6.85%, 02/12/2042 §Δ	6
PEN	15	8.20%, 08/12/2026 §Δ	6
			12
		Singapore - 5.5%
		Singapore Government
SGD	400	1.63%, 04/01/2013	340
SGD	125	2.88%, 09/01/2030	106
SGD	535	3.25%, 09/01/2020	493
SGD	125	3.50%, 03/01/2027	115
SGD	500	3.75%, 09/01/2016	477
			1,531
		South Africa - 0.0%
		South Africa (Republic of)
ZAR	50	6.50%, 02/28/2041 ╦	6
ZAR	50	10.50%, 12/21/2026	9
			15
		Sweden - 5.4%
		Swedish Government
SEK	3,075	3.00%, 07/12/2016	506
SEK	2,650	3.50%, 06/01/2022 - 03/30/2039	461
SEK	1,975	4.25%, 03/12/2019	353
SEK	1,000	5.50%, 10/08/2012	166
			1,486
		Turkey - 0.0%
		Turkey (Republic of)
TRY	11	10.00%, 02/15/2012 ж	7

		United Kingdom - 4.2%
		UK Treasury
GBP	140	4.25%, 03/07/2036	239
		United Kingdom (Government of)
GBP	100	4.25%, 12/07/2055	173
GBP	175	5.00%, 03/07/2025	335
		United Kingdom Gilt
GBP	225	2.00%, 01/22/2016	376
			1,123
		Total foreign bonds
		(cost $16,111)	$16,502

U.S. GOVERNMENT SECURITIES - 6.2%
		United States - 6.2%
		U.S. Treasury Bonds
	$100	4.75%, 02/15/2041 □	$111
	75	6.75%, 08/15/2026 ╦	104
	100	8.13%, 08/15/2021	146
		U.S. Treasury Notes
	375	1.38%, 05/15/2013	382
	200	3.25%, 05/31/2016	219
	275	3.88%, 05/15/2018	308
	400	4.75%, 05/15/2014	447

		Total U.S. government securities
		(cost $1,697)	$1,717

Contracts			Market Value ╪
PUT OPTIONS PURCHASED - 0.0%
		United States - 0.0%
		AUD/USD Binary
	20	Expiration: 06/14/2012 и	$2
		GBP/USD Binary
	10	Expiration: 01/13/2012 Ҹ	1

		Total put options purchased
		(cost $6)	$3

Shares or Principal Amount ╬			Market Value ╪
PREFERRED STOCKS - 0.2%
		United States - 0.2%
	2	GMAC Capital Trust I ۞	$51

		Total preferred stocks
		(cost $53)	$51

		Total long-term investments
		(cost $21,710)	$22,112

Shares or Principal Amount ╬			Market Value ╪
SHORT-TERM INVESTMENTS - 16.7%
		Repurchase Agreements - 13.0%
		Bank of America Merrill Lynch TriParty Joint Repurchase Agreement (maturing on 08/01/2011 in the amount of $88, collateralized by FHLMC 4.50%, 2040, FNMA 3.12% - 6.00%, 2019 - 2047, value of $90)
	$88	0.18%, 7/29/2011	$88
		Barclays Capital TriParty Joint Repurchase Agreement (maturing on 08/01/2011 in the amount of $157, collateralized by FHLMC 0.14%, 2013, value of $161)
	157	0.18%, 7/29/2011	157

BNP Paribas Securities Corp. TriParty Joint
Repurchase Agreement (maturing on
08/01/2011 in the amount of $889,
collateralized by FHLMC 3.50% - 6.00%,
2022 - 2041, FNMA 3.50% - 6.00%, 2019 -
2047, value of $906)

	888	0.20%, 7/29/2011	888

3

The Hartford World Bond Fund
Schedule of Investments ― (continued)
July 31, 2011 (Unaudited)
(000’s Omitted)

Shares or Principal Amount ╬			Market Value ╪
SHORT-TERM INVESTMENTS - 16.7% - (continued)
	Repurchase Agreements - 13.0% - (continued)
	Deutsche Bank Securities TriParty Joint Repurchase Agreement (maturing on 08/01/2011 in the amount of $2,266, collateralized by GNMA 3.30% - 7.00%, 2026 - 2051, value of $2,310)
$2,266	0.20%, 7/29/2011		$2,266
	UBS Securities, Inc. Joint Repurchase Agreement (maturing on 08/01/2011 in the amount of $7, collateralized by U.S. Treasury Bill 1.13%, 2011, value of $7)
7	0.14%, 7/29/2011		7
	UBS Securities, Inc. TriParty Joint Repurchase Agreement (maturing on 08/01/2011 in the amount of $184, collateralized by FHLMC 4.00%, 2025, value of $188)
184	0.20%, 7/29/2011		184
			3,590
	U.S. Treasury Bills - 3.7%
500	0.04%, 9/22/2011 ○		$500
500	0.09%, 12/15/2011 ○		500
			1,000
	Total short-term investments
	(cost $4,590)		$4,590

	Total investments
	(cost $26,300) ▲	97.0%	$26,702
	Other assets and liabilities	3.0%	814
	Total net assets	100.0%	$27,516

4

The Hartford World Bond Fund
Schedule of Investments ― (continued)
July 31, 2011 (Unaudited)
(000’s Omitted)

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 61.2% of total net assets at July 31, 2011.

▲	At July 31, 2011, the cost of securities for federal income tax purposes was $26,300 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$428
Unrealized Depreciation	(26)
Net Unrealized Appreciation	$402

Δ	Variable rate securities; the rate reported is the coupon rate in effect at July 31, 2011.

○	The interest rate disclosed for these securities represents the effective yield on the date of the acquisition.

►	Securities disclosed are interest-only strips. The interest rates represent effective yields based upon estimated future cash flows at July 31, 2011.

ж	Inflation-indexed bonds are securities in which the principal amount is adjusted for inflation and the interest payments equal a fixed percentage of the inflation-adjusted principal amount.

▪
Securities issued within terms of a private placement memorandum, exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers.  Unless otherwise indicated, these holdings are determined to be liquid.  At July 31, 2011, the aggregate value of these securities was $731, which represents 2.66% of total net assets.

§
These securities were sold to the Fund under Regulation S, rules governing offers and sales made outside the United States without registration under the Securities Act of 1933.  The Fund may only be able to resell these securities in the United States if an exemption from registration under the federal and state securities laws is available, or the Fund may only be able to sell these securities outside of the United States (such as on a foreign exchange) to a non-U.S. person. Unless otherwise indicated, these holdings are determined to be liquid.  At July 31, 2011, the aggregate value of these securities amounted to $12, which represents 0.04% of total net assets.

۞	Convertible security.

и
This security has limitations.  If the Australian Dollar to U.S. Dollar exchange rate is less than or equal to 0.85 on expiration date, the counterparty will be required to pay the Fund the equivalent of par on the number of contracts traded.

Ҹ
This security has limitations.  If the British Pound to U.S. Dollar exchange rate is less than or equal to 1.45 on expiration date, the counterparty will be required to pay the Fund the equivalent of par on the number of contracts traded.

╬	All principal amounts are in U.S. dollars unless otherwise indicated.

AUD	— Australian Dollar
BRL	— Brazilian Real
CAD	— Canadian Dollar
DKK	— Denmark Krone
EUR	— EURO
GBP	— British Pound
MXN	— Mexican New Peso
NOK	— Norwegian Krone
PEN	— Peruvian New Sol
SEK	— Swedish Krona
SGD	— Singapore Dollar
TRY	— Turkish New Lira
ZAR	— South African Rand

╦	This security, or a portion of this security, has been pledged as collateral in connection with swap contracts.

5

The Hartford World Bond Fund
Schedule of Investments ― (continued)
July 31, 2011 (Unaudited)
(000’s Omitted)

□	Security pledged as initial margin deposit for open futures contracts held at July 31, 2011 as listed in the table below:

Description	Number of Contracts*	Position	Expiration Date	Market Value ╪	Notional Amount	Unrealized Appreciation/ (Depreciation)
2 Year U.S. Treasury Note	2	Long	09/30/2011	$440	$440	$–
5 Year U.S. Treasury Note	20	Short	09/30/2011	$2,429	$2,412	$(17)
10 Year U.S. Treasury Note	17	Long	09/21/2011	$2,137	$2,116	$21
Australian 10 Year Bond	5	Long	09/15/2011	$601	$590	$11
Australian 3 Year Bond	8	Long	09/15/2011	$918	$915	$3
Canadian 10 Year Bond	2	Long	09/21/2011	$267	$264	$3
Euro-Bobl	15	Long	09/08/2011	$2,576	$2,556	$20
Euro-BTP	1	Short	09/08/2011	$144	$149	$5
Euro-Bund	12	Short	09/08/2011	$2,248	$2,216	$(32)
Euro-Schatz	3	Long	09/08/2011	$467	$465	$2
Long Gilt	3	Long	09/28/2011	$616	$605	$11
U.S. Long Bond	2	Long	09/21/2011	$256	$253	$3
						$30

*        The number of contracts does not omit 000's.

Foreign Currency Contracts Outstanding at July 31, 2011

Description	Counterparty	Buy / Sell	Market Value ╪	Contract Amount	Delivery Date	Unrealized Appreciation/ (Depreciation)
Australian Dollar	Banc of America Securities	Buy	$115	$110	09/21/2011	$5
Australian Dollar	Banc of America Securities	Buy	32	32	09/21/2011	–
Australian Dollar	Barclay Investments	Buy	753	723	09/21/2011	30
Australian Dollar	Barclay Investments	Sell	935	897	09/21/2011	(38)
Australian Dollar	Citibank	Buy	409	400	09/21/2011	9
Australian Dollar	CS First Boston	Sell	412	400	09/21/2011	(12)
Australian Dollar	Deutsche Bank Securities	Sell	27	27	09/21/2011	–
Australian Dollar	Goldman Sachs	Sell	55	52	09/21/2011	(3)
Australian Dollar	RBC Dominion Securities	Buy	34	34	09/21/2011	–
Australian Dollar	RBC Dominion Securities	Sell	65	65	09/21/2011	–
Australian Dollar	UBS AG	Sell	175	170	09/21/2011	(5)
British Pound	Barclay Investments	Buy	49	49	09/21/2011	–
British Pound	Barclay Investments	Sell	123	123	09/21/2011	–
British Pound	Barclay Investments	Sell	25	24	09/21/2011	(1)
British Pound	Citibank	Buy	1,204	1,193	09/21/2011	11
British Pound	Citibank	Sell	779	777	09/21/2011	(2)
British Pound	Deutsche Bank Securities	Buy	41	40	09/21/2011	1
British Pound	Deutsche Bank Securities	Sell	33	33	09/21/2011	–
British Pound	HSBC Securities	Sell	112	109	09/21/2011	(3)
British Pound	JP Morgan Securities	Sell	625	624	09/21/2011	(1)
British Pound	UBS AG	Sell	94	92	09/21/2011	(2)
Canadian Dollar	Citibank	Buy	253	255	09/21/2011	(2)
Canadian Dollar	CS First Boston	Sell	336	330	09/21/2011	(6)
Canadian Dollar	Deutsche Bank Securities	Sell	26	26	09/21/2011	–
Canadian Dollar	Goldman Sachs	Sell	70	68	09/21/2011	(2)
Canadian Dollar	HSBC Securities	Buy	78	75	09/21/2011	3
Canadian Dollar	JP Morgan Securities	Sell	25	25	09/21/2011	–
Canadian Dollar	RBC Dominion Securities	Buy	826	806	09/21/2011	20
Canadian Dollar	RBC Dominion Securities	Buy	68	68	09/21/2011	–
Canadian Dollar	RBC Dominion Securities	Sell	980	955	09/21/2011	(25)
Canadian Dollar	RBS Securities	Buy	73	71	09/21/2011	2
Canadian Dollar	UBS AG	Buy	52	50	09/21/2011	2
Canadian Dollar	UBS AG	Sell	38	38	09/21/2011	–

6

The Hartford World Bond Fund
Schedule of Investments ― (continued)
July 31, 2011 (Unaudited)
(000’s Omitted)

Description	Counterparty	Buy / Sell	Market Value ╪	Contract Amount	Delivery Date	Unrealized Appreciation/ (Depreciation)
Canadian Dollar	UBS AG	Sell	$187	$185	09/21/2011	$(2)
Canadian Dollar	Westpac International	Sell	120	117	09/21/2011	(3)
Danish Krone	Goldman Sachs	Sell	129	129	09/21/2011	–
Danish Krone	JP Morgan Securities	Sell	37	37	09/21/2011	–
Danish Krone	Morgan Stanley	Sell	1,188	1,206	09/21/2011	18
Danish Krone	RBS Securities	Sell	41	42	09/21/2011	1
Danish Krone	UBS AG	Sell	90	89	09/21/2011	(1)
Danish Krone	UBS AG	Sell	150	151	09/21/2011	1
Euro	Banc of America Securities	Sell	936	942	09/21/2011	6
Euro	Barclay Investments	Buy	115	112	09/21/2011	3
Euro	Barclay Investments	Sell	22	22	09/21/2011	–
Euro	Barclay Investments	Sell	303	303	09/21/2011	–
Euro	Citibank	Buy	125	123	09/21/2011	2
Euro	Citibank	Sell	144	145	09/21/2011	1
Euro	CS First Boston	Buy	674	680	09/21/2011	(6)
Euro	CS First Boston	Sell	177	176	09/21/2011	(1)
Euro	CS First Boston	Sell	5,682	5,729	09/21/2011	47
Euro	Deutsche Bank Securities	Buy	57	58	09/21/2011	(1)
Euro	Deutsche Bank Securities	Buy	1,010	1,000	09/21/2011	10
Euro	Deutsche Bank Securities	Sell	151	151	09/21/2011	–
Euro	JP Morgan Securities	Sell	206	208	09/21/2011	2
Euro	Morgan Stanley	Sell	65	65	09/21/2011	–
Euro	RBC Dominion Securities	Sell	60	60	09/21/2011	–
Hungarian Forint	Barclay Investments	Sell	60	62	09/21/2011	2
Hungarian Forint	Goldman Sachs	Buy	33	33	09/21/2011	–
Hungarian Forint	JP Morgan Securities	Sell	7	7	09/21/2011	–
Hungarian Forint	UBS AG	Buy	16	16	09/21/2011	–
Hungarian Forint	UBS AG	Buy	18	18	09/21/2011	–
Japanese Yen	Citibank	Buy	40	38	09/21/2011	2
Japanese Yen	HSBC Securities	Buy	26	25	09/21/2011	1
Japanese Yen	Morgan Stanley	Sell	52	49	09/21/2011	(3)
Japanese Yen	RBC Dominion Securities	Buy	41	39	09/21/2011	2
Japanese Yen	RBC Dominion Securities	Sell	65	63	09/21/2011	(2)
Japanese Yen	UBS AG	Sell	72	69	09/21/2011	(3)
Malaysian Ringgit	JP Morgan Securities	Buy	1,152	1,130	09/21/2011	22
Malaysian Ringgit	UBS AG	Buy	47	46	09/21/2011	1
Mexican New Peso	Barclay Investments	Buy	57	56	09/21/2011	1
Mexican New Peso	Citibank	Buy	35	35	09/21/2011	–
Mexican New Peso	HSBC Securities	Buy	727	719	09/21/2011	8
Mexican New Peso	RBC Dominion Securities	Buy	25	25	09/21/2011	–
New Zealand Dollar	Barclay Investments	Buy	52	48	09/21/2011	4
New Zealand Dollar	HSBC Securities	Buy	788	730	09/21/2011	58
New Zealand Dollar	HSBC Securities	Sell	32	30	09/21/2011	(2)
New Zealand Dollar	JP Morgan Securities	Sell	27	25	09/21/2011	(2)
New Zealand Dollar	UBS AG	Sell	58	55	09/21/2011	(3)
Norwegian Krone	Barclay Investments	Sell	157	157	09/21/2011	–
Norwegian Krone	Citibank	Buy	26	26	09/21/2011	–
Norwegian Krone	Citibank	Sell	253	250	09/21/2011	(3)
Norwegian Krone	Deutsche Bank Securities	Sell	46	46	09/21/2011	–
Norwegian Krone	Goldman Sachs	Sell	130	128	09/21/2011	(2)
Norwegian Krone	JP Morgan Securities	Buy	405	406	09/21/2011	(1)
Norwegian Krone	JP Morgan Securities	Buy	50	49	09/21/2011	1
Norwegian Krone	JP Morgan Securities	Sell	718	720	09/21/2011	2
Norwegian Krone	RBC Dominion Securities	Buy	63	62	09/21/2011	1
Norwegian Krone	UBS AG	Buy	23	23	09/21/2011	–
Norwegian Krone	UBS AG	Sell	542	544	09/21/2011	2
Norwegian Krone	UBS AG	Buy	270	271	09/21/2011	(1)
Norwegian Krone	UBS AG	Sell	50	50	09/21/2011	–
Philippine Peso	Deutsche Bank Securities	Buy	26	26	08/31/2011	–

7

The Hartford World Bond Fund
Schedule of Investments ― (continued)
July 31, 2011 (Unaudited)
(000’s Omitted)

Description	Counterparty	Buy / Sell	Market Value ╪	Contract Amount	Delivery Date	Unrealized Appreciation/ (Depreciation)
Polish Zloty	Goldman Sachs	Sell	$34	$34	09/21/2011	$–
Polish Zloty	JP Morgan Securities	Sell	26	26	09/21/2011	–
Polish Zloty	UBS AG	Sell	18	18	09/21/2011	–
Polish Zloty	UBS AG	Sell	16	16	09/21/2011	–
Republic of Korea Won	JP Morgan Securities	Buy	1,161	1,125	09/21/2011	36
Republic of Korea Won	UBS AG	Buy	39	38	09/21/2011	1
Singapore Dollar	Barclay Investments	Buy	46	45	09/21/2011	1
Singapore Dollar	Citibank	Sell	33	33	09/21/2011	–
Singapore Dollar	JP Morgan Securities	Buy	1,159	1,136	09/21/2011	23
Singapore Dollar	JP Morgan Securities	Sell	1,364	1,336	09/21/2011	(28)
Singapore Dollar	RBC Dominion Securities	Buy	129	126	09/21/2011	3
Singapore Dollar	State Street Global Markets LLC	Sell	47	46	09/21/2011	(1)
Singapore Dollar	UBS AG	Buy	108	106	09/21/2011	2
Singapore Dollar	Westpac International	Sell	101	100	09/21/2011	(1)
Swedish Krona	Banc of America Securities	Buy	104	100	09/21/2011	4
Swedish Krona	Banc of America Securities	Sell	52	51	09/21/2011	(1)
Swedish Krona	Barclay Investments	Buy	49	49	09/21/2011	–
Swedish Krona	Barclay Investments	Sell	8	8	09/21/2011	–
Swedish Krona	Citibank	Sell	110	108	09/21/2011	(2)
Swedish Krona	Citibank	Sell	25	25	09/21/2011	–
Swedish Krona	Deutsche Bank Securities	Buy	660	673	09/21/2011	(13)
Swedish Krona	Deutsche Bank Securities	Sell	104	103	09/21/2011	(1)
Swedish Krona	Deutsche Bank Securities	Sell	1,187	1,211	09/21/2011	24
Swedish Krona	Goldman Sachs	Sell	136	132	09/21/2011	(4)
Swedish Krona	HSBC Securities	Sell	25	26	09/21/2011	1
Swedish Krona	JP Morgan Securities	Buy	245	239	09/21/2011	6
Swedish Krona	JP Morgan Securities	Sell	51	51	09/21/2011	–
Swedish Krona	UBS AG	Buy	49	48	09/21/2011	1
Swedish Krona	UBS AG	Sell	97	99	09/21/2011	2
Swedish Krona	UBS AG	Sell	211	203	09/21/2011	(8)
Swiss Franc	Deutsche Bank Securities	Buy	57	53	09/21/2011	4
Swiss Franc	UBS AG	Buy	725	682	09/21/2011	43
Turkish New Lira	CS First Boston	Sell	26	26	09/21/2011	–
Turkish New Lira	UBS AG	Sell	23	24	09/21/2011	1
						$236

8

The Hartford World Bond Fund
Schedule of Investments ― (continued)
July 31, 2011 (Unaudited)
(000’s Omitted)

Credit Default Swap Contracts Outstanding at July 31, 2011

Reference Entity	Counterparty	Notional Amount (a)	Buy/Sell Protection	(Pay)/Receive Fixed Rate	Expiration Date	Cost	Market Value ╪	Unrealized Appreciation/ (Depreciation)
ABX Asset Backed Security Index	Credit Suisse	$221	Buy	(0.11)%	05/25/46	$101	$101	$–
CDX North American High Yield Index	Barclay Investment, Inc.	75	Buy	(5.00)%	06/20/16	–	–	–
CDX North American High Yield Index	Credit Suisse	75	Buy	(5.00)%	06/20/16	–	–	–
CMBX Commericial Mortgage Backed Security Index	JP Morgan Securities	41	Buy	(0.50)%	12/13/49	6	7	1
CMBX Commericial Mortgage Backed Security Index	JP Morgan Securities	77	Sell	1.34%	10/12/52	(56)	(60)	(4)
CMBX Commericial Mortgage Backed Security Index	Morgan Stanley	80	Buy	(0.96)%	02/17/51	26	27	1
CMBX Commericial Mortgage Backed Security Index	Morgan Stanley	39	Buy	(0.50)%	12/13/49	5	6	1
CMBX Commericial Mortgage Backed Security Index	Morgan Stanley	80	Buy	(0.50)%	02/17/51	16	14	(2)
CMBX Commericial Mortgage Backed Security Index	Morgan Stanley	300	Buy	(0.08)%	12/13/49	21	22	1
CMBX Commericial Mortgage Backed Security Index	Morgan Stanley	160	Sell	0.35%	02/15/51	(13)	(12)	1
CMBX Commericial Mortgage Backed Security Index	Morgan Stanley	80	Sell	1.65%	02/17/51	(41)	(43)	(2)
CMBX Commericial Mortgage Backed Security Index	Morgan Stanley	80	Sell	3.50%	02/15/51	(41)	(46)	(5)
Gap, Inc.	Barclay Investment, Inc.	25	Buy	(1.00)%	09/20/16	1	1	–
Levi Strauss & Co.	Credit Suisse	30	Buy	(5.00)%	09/20/16	–	–	–
Neiman Marcus Group, Inc.	JP Morgan Securities	25	Sell	5.00%	09/20/16	2	2	–
Peru (Republic of)	Barclay Investment, Inc.	15	Buy	(1.00)%	06/20/16	–	–	–
Peru (Republic of)	Goldman Sachs	10	Buy	(1.00)%	06/20/16	–	–	–
Sears Roebuck	Goldman Sachs	30	Buy	(5.00)%	09/20/16	–	–	–
								$(8)

(a)
The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Interest Rate Swap Contracts Outstanding at July 31, 2011

Counterparty	Payments made by Fund	Payments received by Fund	Notional Amount	Expiration Date	Cost	Market Value ╪	Unrealized Appreciation/ (Depreciation)
Barclay Investment, Inc.	Fixed 4.125%	3 Month CD KSDA	$16	06/01/21	$–	$–	$–
JP Morgan Securities	Fixed 11.92%	Brazil IB Deposit Rate	5	01/04/21	–	–	–
							$–

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

9

The Hartford World Bond Fund
Schedule of Investments ― (continued)
July 31, 2011 (Unaudited)
(000’s Omitted)

Distribution by Credit Quality
as of July 31, 2011

Credit Rating *	Percentage of Net Assets
Aaa / AAA	61.4%
Aa / AA	0.6
A	1.6
Baa / BBB	1.7
Ba / BB	2.7
B	1.9
Caa / CCC or Lower	2.2
Unrated	1.8
U.S. Government Securities	9.9
Cash	13.2
Other Assets & Liabilities	3.0
Total	100.0%

*
Does not apply to the Fund itself. Based upon Moody’s and S&P long-term credit ratings for the Fund’s holdings as of date noted. If Moody's and S&P assign different ratings to a holding, the lower rating is used. "Unrated" includes fixed-income securities (other than cash-like short-term instruments and U.S. Government securities) for which Moody’s and S&P have not issued long-term credit ratings. “Cash” includes non fixed income instruments and other short-term instruments.

Diversification by Industry
as of July 31, 2011

Industry	Percentage of Net Assets
Accommodation and Food Services	0.1%
Arts, Entertainment and Recreation	0.2
Computer and Electronic Product Manufacturing	0.5
Diversified Financial Services	0.2
Fabricated Metal Product Manufacturing	0.1
Finance and Insurance	10.0
Food Services	0.1
Foreign Exchange Option Contracts	0.0
Foreign Governments	58.6
Furniture and Related Product Manufacturing	0.2
Health Care and Social Assistance	0.5
Information	0.9
Machinery Manufacturing	0.2
Mining	0.4
Miscellaneous Manufacturing	0.1
Motor Vehicle & Parts Manufacturing	0.1
Other Services	0.1
Petroleum and Coal Products Manufacturing	0.3
Pipeline Transportation	0.3
Professional, Scientific and Technical Services	0.1
Rail Transportation	0.5
Real Estate and Rental and Leasing	0.3
Soap, Cleaning Compound, and Toilet Manufacturing	0.1
U.S. Government Securities	6.2
Utilities	0.2
Short-Term Investments	16.7
Other Assets and Liabilities	3.0
Total	100.0%

10

The Hartford World Bond Fund
Schedule of Investments ― (continued)
July 31, 2011 (Unaudited)
(000’s Omitted)

Investment Valuation Hierarchy Level Summary
July 31, 2011

	Total	Level 1 ♦	Level 2 ♦	Level 3
Assets:
Asset & Commercial Mortgage Backed Securities	$2,181	$112	$1,998	$71
Corporate Bonds: Investment Grade	429	–	429	–
Corporate Bonds: Non-Investment Grade	1,229	–	1,229	–
Foreign Bonds	16,502	–	16,502	–
Preferred Stocks	51	51	–	–
Put Options Purchased	3	–	3	–
U.S. Government Securities	1,717	–	1,717	–
Short-Term Investments	4,590	–	4,590	–
Total	$26,702	$163	$26,468	$71
Credit Default Swaps *	5	–	–	5
Foreign Currency Contracts *	433	–	433	–
Futures *	79	79	–	–
Interest Rate Swaps *	–	–	–	–
Total	$517	$79	$433	$5
Liabilities:
Credit Default Swaps *	13	–	–	13
Foreign Currency Contracts *	197	–	197	–
Futures *	49	49	–	–
Interest Rate Swaps *	–	–	–	–
Total	$259	$49	$197	$13

♦	For the period ended July 31, 2011, there were no significant transfers between Level 1 and Level 2.
*	Derivative instruments not reflected in the Schedule of Investments are valued at the unrealized appreciation/depreciation on the investments.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Balance as of May 31, 2011	Realized Gain (Loss)		Change in Unrealized Appreciation (Depreciation)		Net Amortization	Purchases	Sales	Transfers Into Level 3	Transfers Out of Level 3	Balance as of July 31, 2011
Assets:
Asset & Commercial Mortgage Backed Securities	$—	$1		$(4	)*	$—	$76	$(2)	$—	$—	$71
Total	$—	$1		$(4)		$—	$76	$(2)	$—	$—	$71
Swaps†	$—	$—	‡	$5	§	$—	$—	$—	$—	$—	$5
Total	$—	$—		$5		$—	$—	$—	$—	$—	$5

Liabilities:
Swaps†	$—	$—	‡	$(13	)§	$—	$—	$—	$—	$—	$(13)
Total	$—	$—		$(13)		$—	$—	$—	$—	$—	$(13)

*	Change in unrealized appreciation or depreciation in the current period relating to assets still held at July 31, 2011 was $(4).
†	Derivative instruments not reflected in the Schedule of Investments are valued at the unrealized appreciation/ depreciation on the investment.
‡	The realized gain (loss) earned for swaps during the period ended July 31, 2011 was $(1).
§	Change in unrealized appreciation or depreciation in the current period relating to assets still held at July 31, 2011 was $(8).

11

Item 2. Controls and Procedures.

(a) Based on an evaluation of the Registrant's Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report, the Disclosure Controls and Procedures are effectively designed to ensure that information required to be disclosed by the Registrant is recorded, processed, summarized and reported by the date of this report, including ensuring that information required to be disclosed in the report is accumulated and communicated to the Registrant's management, including the Registrant's officers, as appropriate, to allow timely decisions regarding required disclosure.

(b) There were no significant changes in the Registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3.  Exhibits.

(a)	Section 302 certifications of the principal executive officer and principal financial officer of Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE HARTFORD MUTUAL FUNDS, INC.

Date:	September 20, 2011	By:	/s/ James E. Davey
James E. Davey
Its: President

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Date:	September 20, 2011	By:	/s/ James E. Davey
James E. Davey
Its: President

Date:	September 20, 2011	By:	/s/ Tamara L. Fagely
Tamara L. Fagely
Its: Vice President, Treasurer and Controller

EXHIBIT LIST

99.CERT	Certifications

(i) Section 302 certification of principal executive officer

(ii) Section 302 certification of principal financial officer